UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05972

Name of Registrant: Vanguard International Equity Index Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31
Date of reporting period: November 1, 2013 – October 31, 2014

Item 1: Reports to Shareholders

Annual Report | October 31, 2014

Vanguard International Stock Index Funds

Vanguard European Stock Index Fund

Vanguard Pacific Stock Index Fund

Vanguard Emerging Markets Stock Index Fund

The mission continues

On May 1, 1975, Vanguard began operations, a fledgling company based on the simple but revolutionary idea that a mutual fund company should be managed solely in the interest of its investors.

Four decades later, that revolutionary spirit continues to animate the enterprise. Vanguard remains on a mission to give investors the best chance of investment success.

As we mark our 40th anniversary, we thank you for entrusting your assets to Vanguard and giving us the opportunity to help you reach your financial goals in the decades to come.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	4
European Stock Index Fund.	12
Pacific Stock Index Fund.	37
Emerging Markets Stock Index Fund.	61
Your Fund’s After-Tax Returns.	88
About Your Fund’s Expenses.	89
Glossary.	92

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Since our founding, Vanguard has drawn inspiration from the enterprise and valor demonstrated by British naval hero Horatio Nelson and his command at the Battle of the Nile in 1798. The photograph displays a replica of a merchant ship from the same era as Nelson’s flagship, the HMS Vanguard.

Your Fund’s Total Returns

Fiscal Year Ended October 31, 2014

Total
Returns
Vanguard European Stock Index Fund
Investor Shares	-0.73%
Admiral™ Shares	-0.61
Institutional Shares	-0.55
FTSE Europe ETF Shares
Market Price	-0.72
Net Asset Value	-0.60
FTSE Developed Europe Index	-0.96
European Region Funds Average	-2.85
European Region Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard Pacific Stock Index Fund
Investor Shares	1.21%
Admiral Shares	1.32
Institutional Shares	1.28
FTSE Pacific ETF Shares
Market Price	1.91
Net Asset Value	1.31
FTSE Developed Asia Pacific Index	-0.47
Japan/Pacific Region Funds Average	2.44

Japan/Pacific Region Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

1

Your Fund’s Total Returns

Fiscal Year Ended October 31, 2014

Total
Returns
Vanguard Emerging Markets Stock Index Fund
Investor Shares	3.59%
Admiral Shares	3.79
Institutional Shares	3.85
Institutional Plus Shares	3.83
FTSE Emerging Markets ETF Shares
Market Price	4.71
Net Asset Value	3.77
FTSE Emerging Index	3.37
Emerging Markets Funds Average	1.00

Emerging Markets Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

2

Your Fund’s Performance at a Glance

October 31, 2013, Through October 31, 2014
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard European Stock Index Fund
Investor Shares	$30.42	$29.05	$1.225	$0.000
Admiral Shares	70.85	67.64	2.960	0.000
Institutional Shares	30.21	28.85	1.271	0.000
FTSE Europe ETF Shares	56.64	54.08	2.367	0.000
Vanguard Pacific Stock Index Fund
Investor Shares	$11.76	$11.59	$0.305	$0.000
Admiral Shares	76.32	75.19	2.085	0.000
Institutional Shares	11.68	11.50	0.322	0.000
FTSE Pacific ETF Shares	61.71	60.80	1.687	0.000
Vanguard Emerging Markets Stock Index Fund
Investor Shares	$26.78	$27.02	$0.703	$0.000
Admiral Shares	35.17	35.49	0.987	0.000
Institutional Shares	26.74	26.99	0.759	0.000
Institutional Plus Shares	88.97	89.77	2.540	0.000
FTSE Emerging Markets ETF Shares	42.28	42.66	1.185	0.000

3

Chairman’s Letter

Dear Shareholder,

For the 12 months ended October 31, 2014, international stock markets overall lagged the broad U.S. market. Not surprisingly, given diverging economic growth prospects, there were notable differences in performance among developed and emerging markets—as reflected in the results of the three Vanguard International Stock Index Funds covered in this report.

Vanguard Emerging Markets Stock Index Fund led, with a return of 3.59%. Vanguard Pacific Stock Index Fund returned 1.21%, and Vanguard European Stock Index Fund returned –0.73%. (All returns are for Investor Shares.)

The returns of the European Stock Index Fund and the Emerging Markets Stock Index Fund were in line with those of their target indexes and ahead of the average returns of their peer groups. The Pacific Stock Index Fund diverged from its target index because of temporary price differences arising from fair-value pricing policies (see the box on page 9); this fund’s return lagged the average return of its peers.

If you own shares of the funds in a taxable account, you may wish to review the information about after-tax returns presented later in this report.

Also, please note that the conversion of the funds’ Signal® Shares to Admiral Shares, which was announced last year, was completed as planned in October 2014.

4

Their smooth ride turned jagged, but U.S. stocks ended higher
The global stock market’s occasional zigs and zags during the year included a roller-coaster ride in October that left international markets several steps behind the broad U.S. market for the 12 months ended October 31. Emerging markets advanced modestly while the developed European and Pacific markets finished in negative territory.

In contrast, the broad U.S. stock market returned about 16% for the period. Impressive corporate earnings and various global stimulus measures generally supported stocks against a bleaker backdrop that included tensions in the Middle East and Ukraine. After falling in the first two weeks of October, several major U.S. indexes rebounded to finish at record highs. The Federal Reserve announced late in the month that it was ending its stimulative bond-buying program as anticipated, reflecting confidence in the U.S. economy.

Bonds posted mixed returns as already low yields declined
International bond markets (as measured by the Barclays Global Aggregate Index ex USD, unhedged) slid in September and October en route to a –2.53% return for the 12 months, a modestly steeper decline than in the 12 months ended October 2013. However, after currency hedging, the index return was positive.

Market Barometer
		Average Annual Total Returns
		Periods Ended October 31, 2014
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	16.78%	19.90%	16.98%
Russell 2000 Index (Small-caps)	8.06	18.18	17.39
Russell 3000 Index (Broad U.S. market)	16.07	19.77	17.01
FTSE All-World ex US Index (International)	0.45	8.07	6.38

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	4.14%	2.73%	4.22%
Barclays Municipal Bond Index (Broad tax-exempt market)	7.82	4.93	5.26
Citigroup Three-Month U.S. Treasury Bill Index	0.04	0.04	0.06

CPI
Consumer Price Index	1.66%	1.60%	1.89%

5

The broad U.S. taxable bond market returned 4.14%, more than reversing its year-ago loss. Bond prices, which backtracked at times over the summer, climbed in October as investors sought sanctuary from stock market volatility.

U.S. bond returns were strong despite many analysts’ expectations that already low yields wouldn’t decline further. Even as the Fed began steadily reducing its bond purchases in January, prices rose and the yield of the 10-year U.S. Treasury note ended October at 2.31%, down from 2.54% a year earlier. (Bond prices and yields move in opposite directions.)

Municipal bonds returned 7.82%, with tax-exempt issues in high demand even at a time of reduced supply.

The Fed’s target for short-term interest rates remained at 0%–0.25%, restraining returns for money market funds and savings accounts.

Japan, emerging markets advanced while developed Europe lost steam
Investors seeking an example of the potential benefits of global diversification need look no further than the fiscal year that just ended. In the first half, the broad U.S. and developed European stock markets returned about 8%, while emerging markets and developed Pacific markets returned about –3%.

In the second half, the tables turned. U.S. stocks tacked on another gain (almost 8%) but developed Europe returned about –9%. Meanwhile, emerging markets and

Expense Ratios
Your Fund Compared With Its Peer Group
						Peer
	Investor	Admiral	Institutional	Institutional	ETF	Group
	Shares	Shares	Shares	Plus Shares	Shares	Average
European Stock Index Fund	0.26%	0.12%	0.09%	—	0.12%	1.27%
Pacific Stock Index Fund	0.26	0.12	0.09	—	0.12	1.39
Emerging Markets Stock Index Fund	0.33	0.15	0.12	0.10%	0.15	1.54
The fund expense ratios shown are from the prospectus dated February 27, 2014, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2014, the funds’ expense ratios were: for the European Stock Index Fund, 0.26% for Investor Shares, 0.12% for Admiral Shares, 0.09% for Institutional Shares, and 0.12% for FTSE Europe ETF Shares; for the Pacific Stock Index Fund, 0.26% for Investor Shares, 0.12% for Admiral Shares, 0.09% for Institutional Shares, and 0.12% for FTSE Pacific ETF Shares; and for the Emerging Markets Stock Index Fund, 0.33% for Investor Shares, 0.15% for Admiral Shares, 0.12% for Institutional Shares, 0.10% for Institutional Plus Shares, and 0.15% for FTSE Emerging Markets ETF Shares.

Peer groups: For the European Stock Index Fund, European Region Funds; for the Pacific Stock Index Fund, Japan/Pacific Region Funds; for the
Emerging Markets Stock Index Fund, Emerging Markets Funds.

6

developed Pacific markets rebounded with six-month gains of about 7% and more than 2%, respectively. Of course, you shouldn’t draw conclusions based on a short period, but this shift is a reminder that global markets don’t always move in lockstep.

Even though emerging markets were buffeted by the same volatility that gripped developed international markets later in the year, they held up better. The Emerging Markets Stock Index Fund returned more than 3% for the 12 months. Two of the largest developing countries, Brazil and China, struggled with political uncertainty and decelerating growth. Brazilian stocks declined while the Chinese market—with an economy growing at a still-enviable rate—advanced. Indian stocks stood out, returning about 34% as investors were encouraged by the election of a pro-business prime minister. At the other end, Russian stocks sustained a double-digit decline amid concerns about conflict with Ukraine and the impact of international sanctions on Russia’s economy.

Total Returns
Ten Years Ended October 31, 2014
Average
Annual Return
European Stock Index Fund Investor Shares	6.11%
Spliced European Index	6.03
European Region Funds Average	6.03
For a benchmark description, see the Glossary. European Region Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Pacific Stock Index Fund Investor Shares	5.62%
Spliced Pacific Stock Index	5.51
Japan/Pacific Region Funds Average	4.24
For a benchmark description, see the Glossary. Japan/Pacific Region Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Emerging Markets Stock Index Fund Investor Shares	10.24%
Spliced Emerging Markets Index	10.58
Emerging Markets Funds Average	9.28
For a benchmark description, see the Glossary.
Emerging Markets Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

7

Given China’s voracious appetite for commodities and other imports, mounting concerns about the country’s ability to meet its 7.5% annual growth target weighed on developed markets, including those in Europe. The European Stock Index Fund returned about –1% for the fiscal year for U.S. dollar-based investors, whose returns were weakened by the strengthening of the dollar, notably against the euro. Local-currency returns were positive. (For more on currency fluctuation, see the box below.)

Currency fluctuation is one reason U.S. and international stocks diverge

Diversification is a proven way to reduce volatility and manage risk. That’s why it can make sense for investors to allocate a portion of their stock portfolios to international equities
(20% of the equity allocation can be a good starting point). International stocks, which make up about half of the world’s stock market capitalization, perform somewhat differently than stocks in the U.S. market. One of the many reasons for this is currency fluctuation. Currency movements historically have not been correlated to stock price movements, meaning they tend not to move together.

International stocks have underperformed U.S. stocks recently for U.S.-based investors, in part because many foreign currencies have weakened against the U.S. dollar. But that divergence actually highlights the diversification benefit of owning both U.S. and international stocks. As you can see from the accompanying chart, at other times, international stocks have outshone their U.S. counterparts. (For more insight, see Global Equities: Balancing Home Bias and Diversification, available at vanguard.com/research.)

Trailing 12-month return differential between U.S. and non-U.S. stocks

Notes: U.S. equities are represented by the MSCI USA Index; international equities are represented by the MSCI All Country World Index ex USA.
Data are from October 31, 1994, through October 31, 2014.
Sources: Vanguard, Thomson Reuters Datastream, and MSCI.

8

Early in the period, it looked as if Europe had emerged from a double-dip recession, but clouds reappeared on the economic horizon. Germany’s economy, Europe’s largest, contracted in the second calendar quarter and Italy slipped back into recession. Amid high unemployment and looming deflation, the European Central Bank cut interest rates twice and took other steps to try to stimulate growth.

The United Kingdom, with its growing economy, was a relatively bright spot. Europe’s largest stock market, representing about one-third of the fund’s index, was just above breakeven. Many other markets, including Germany, France, and Italy, lost ground.

The third fund in this report, the Pacific Stock Index Fund, returned about 1%. In Japan, which represented more than half of the fund and its benchmark, Prime Minister Shinzo Abe continued to implement economic reforms aimed at spurring growth in the world’s third-largest economy. And in a move that stunned global markets at the end of October, the Bank of Japan announced an expanded quantitative easing program with even more aggressive asset purchases, especially of Japanese government bonds.

After rising almost 35% a year ago, Japan’s stock market returned just less than zero for U.S. dollar-based investors—about the same as the entire FTSE

A note on fair-value pricing

The reported return of a fund that tracks an index sometimes diverges from the index’s return a bit more than would be expected. This may be the result of a fair-value pricing adjustment.

These adjustments, which are required by the Securities and Exchange Commission, address pricing discrepancies that may arise because of time-zone differences among global stock markets. Foreign stocks may trade on exchanges that close many hours before a fund’s closing share price is calculated in the United States, generally at 4 p.m., Eastern time. In the hours between the foreign close and the U.S. close, the value of these foreign securities may change—because of company-specific announcements or market-wide developments, for example. Such price changes are not immediately reflected in international index values.

Fair-value pricing takes such changes into account in calculating the fund’s daily net asset value, thus ensuring that the NAV doesn’t include “stale” prices. The result can be a temporary divergence between the return of the fund and that of its benchmark index—a difference that usually corrects itself when the foreign markets reopen.

9

Developed Asia Pacific Index. In local currency, the Japanese market posted a double-digit gain: Japan’s yen weakened notably versus the dollar as part of the country’s growth strategy.

From a sector perspective, health care stocks were among the best performers across both developed and emerging markets. Oil and gas stocks were some of the weakest, amid significant declines in oil prices later in the period.

Over the long term, the funds have closely tracked their indexes
For any index fund, success is defined as closely tracking the performance of its target index, which of course incurs no expenses. For the decade ended October 31—a period marked by the Great Recession, followed by record highs for many global markets—the Vanguard International Stock Index Funds continued to meet their objective.

This is a testament to the experience, talent, and sophisticated systems of the funds’ advisor, Vanguard Equity Investment Group. The funds are aided by their low expenses, which enable shareholders to keep more of the returns on their investments.

The funds’ average annual returns also surpassed those of their peer groups.

When market volatility heats up, the best response is to stay cool
After several years of strength, stocks hit an especially rough patch late in the fiscal year. As I mentioned earlier, global stock markets tumbled in the first half of October, then rebounded dramatically, undoubtedly leaving many investors feeling unsettled.

What’s my best advice to anxious shareholders? Remain calm and remember that volatility is a normal part of stock market investing. The value of keeping a cool head is highlighted in a Vanguard research paper on investor behavior during the financial crisis, when global stocks declined about 58% and U.S. stocks about 55%.

The 2010 study, Resilience in Volatile Markets: 401(k) Participant Behavior, September 2007–December 2009, from the Vanguard Center for Retirement Research, examined the behavior of participants in Vanguard-administered retirement plans. During that time, about three-quarters of the participants made no changes to their accounts, and only 3% gave up on stocks completely.

As stocks recovered, this discipline yielded big benefits. Between the end of 2008 and the end of 2013, the average Vanguard 401(k) portfolio nearly doubled in value, largely because of the surge in stock prices.

10

I’m pleased that, over time, our clients have demonstrated an impressive ability to remain focused on their long-term goals. They stayed the course through the 1987 correction, the dot-com boom of the 1990s, and the more recent financial crisis, and they continue to do so today.

As always, thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
November 14, 2014

11

European Stock Index Fund

Fund Profile
As of October 31, 2014

Share-Class Characteristics

	Investor	Admiral	Institutional	FTSE Europe ETF
	Shares	Shares	Shares	Shares
Ticker Symbol	VEURX	VEUSX	VESIX	VGK
Expense Ratio[1]	0.26%	0.12%	0.09%	0.12%

Portfolio Characteristics
			FTSE
		FTSE	Global
		Developed	All Cap
		Europe	ex US
	Fund	Index	Index
Number of Stocks	527	521	5,554
Median Market Cap	$49.7B	$49.7B	$25.7B
Price/Earnings Ratio	19.5x	19.5x	17.1x
Price/Book Ratio	1.8x	1.8x	1.7x
Return on Equity	15.9%	15.9%	14.4%
Earnings Growth
Rate	8.8%	8.8%	12.0%
Dividend Yield	3.4%	3.3%	2.9%
Turnover Rate	7%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
			FTSE
		FTSE	Global
		Developed	All Cap
		Europe	ex US
	Fund	Index	Index
Basic Materials	8.3%	8.3%	7.8%
Consumer Goods	17.4	17.4	14.9
Consumer Services	6.7	6.6	8.1
Financials	22.8	22.8	26.5
Health Care	12.3	12.3	7.7
Industrials	12.2	12.2	13.9
Oil & Gas	8.5	8.5	7.9
Technology	2.9	3.0	4.9
Telecommunications	4.5	4.5	4.7
Utilities	4.4	4.4	3.6

Volatility Measures
	Spliced	FTSE Global
	European	All Cap
	Stock	ex US
	Index	Index
R-Squared	0.99	0.89
Beta	0.97	1.03

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Nestle SA	Food Products	2.7%
Royal Dutch Shell plc	Integrated Oil & Gas	2.7
Novartis AG	Pharmaceuticals	2.5
Roche Holding AG	Pharmaceuticals	2.4
HSBC Holdings plc	Banks	2.3
BP plc	Integrated Oil & Gas	1.6
Total SA	Integrated Oil & Gas	1.4
Bayer AG	Specialty Chemicals	1.4
GlaxoSmithKline plc	Pharmaceuticals	1.3
Unilever plc	Personal Products	1.3
Top Ten		19.6%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated February 27, 2014, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2014, the expense ratios were 0.26% for Investor Shares, 0.12% for Admiral Shares, 0.09% for Institutional Shares, and 0.12% for FTSE Europe ETF Shares.

12

European Stock Index Fund

Market Diversification (% of equity exposure)
			FTSE
		FTSE	Global
		Developed	All Cap
		Europe	ex US
	Fund	Index	Index
Europe
United Kingdom	32.6%	32.6%	14.9%
Switzerland	14.1	14.1	6.0
France	13.9	13.9	5.9
Germany	13.2	13.3	5.8
Spain	5.3	5.3	2.3
Sweden	4.7	4.7	2.2
Netherlands	4.3	4.3	1.9
Italy	3.7	3.7	1.8
Denmark	2.5	2.5	1.1
Belgium	1.9	1.8	0.9
Finland	1.4	1.4	0.7
Norway	1.2	1.2	0.6
Other	1.2	1.2	0.7
Subtotal	100.0%	100.0%	44.8%
Pacific	0.0%	0.0%	28.4%
Emerging Markets	0.0%	0.0%	18.9%
North America	0.0%	0.0%	7.4%
Middle East	0.0%	0.0%	0.5%

13

European Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2004, Through October 31, 2014
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended October 31, 2014
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	European Stock Index Fund Investor
	Shares	-0.73%	6.91%	6.11%	$18,091
••••••••	Spliced European Index	-0.96	6.70	6.03	17,955
– – – –	European Region Funds Average	-2.85	7.05	6.03	17,963
	FTSE Global All Cap ex US Index	0.37	6.55	7.27	20,175

For a benchmark description, see the Glossary.
European Region Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
European Stock Index Fund Admiral Shares	-0.61%	7.05%	6.23%	$18,296
Spliced European Index	-0.96	6.70	6.03	17,955
FTSE Global All Cap ex US Index	0.37	6.55	7.27	20,175

See Financial Highlights for dividend and capital gains information.

14

European Stock Index Fund

		Average Annual Total Returns
	Periods Ended October 31, 2014
				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
European Stock Index Fund Institutional
Shares	-0.55%	7.09%	6.27%	$9,188,477
Spliced European Index	-0.96	6.70	6.03	8,977,558

FTSE Global All Cap ex US Index	0.37	6.55	7.27	10,087,747

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(3/4/2005)	Investment
FTSE Europe ETF Shares
Net Asset Value	-0.60%	7.06%	4.77%	$15,685
Spliced European Index	-0.96	6.70	4.56	15,383
FTSE Global All Cap ex US Index	0.37	6.55	5.82	17,269
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: March 4, 2005, Through October 31, 2014
			Since
	One	Five	Inception
	Year	Years	(3/4/2005)
FTSE Europe ETF Shares Market Price	-0.72%	40.87%	56.80%
FTSE Europe ETF Shares Net Asset Value	-0.60	40.64	56.85
Spliced European Index	-0.96	38.27	53.83
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Fiscal-Year Total Returns (%): October 31, 2004, Through October 31, 2014

For a benchmark description, see the Glossary.

15

European Stock Index Fund

Average Annual Total Returns: Periods Ended September 30, 2014
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	6/18/1990	5.63%	6.92%	6.71%
Admiral Shares	8/13/2001	5.81	7.06	6.84
Institutional Shares	5/15/2000	5.83	7.09	6.88
FTSE Europe ETF Shares	3/4/2005
Market Price		5.51	7.04	5.03[1]
Net Asset Value		5.80	7.07	5.05[1]
1 Return since inception.

16

European Stock Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of October 31, 2014

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Austria †		59,850	0.3%

Belgium
Anheuser-Busch InBev NV	1,633,510	181,033	1.0%
Belgium—Other †		148,781	0.9%
		329,814	1.9%
Denmark
Novo Nordisk A/S Class B	3,990,306	180,343	1.0%
Denmark—Other †		250,566	1.5%
		430,909	2.5%

Finland †		241,437	1.4%

France
Total SA	4,169,247	248,797	1.5%
Sanofi	2,344,626	217,180	1.3%
BNP Paribas SA	2,000,671	126,162	0.7%
Schneider Electric SE	1,140,769	90,308	0.5%
AXA SA	3,887,396	89,821	0.5%
France—Other †		1,641,691	9.4%
		2,413,959	13.9%
Germany
Bayer AG	1,694,823	241,065	1.4%
Siemens AG	1,622,006	182,845	1.0%
BASF SE	1,894,672	166,887	1.0%
Daimler AG	1,957,707	152,177	0.9%
Allianz SE	930,172	147,759	0.8%
SAP SE	1,830,156	124,432	0.7%
Deutsche Telekom AG	6,393,833	96,382	0.6%
Deutsche Bank AG	2,839,303	88,590	0.5%

17

European Stock Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
* Kabel Deutschland Holding AG	43,500	5,891	0.0%
Germany—Other †		1,092,592	6.3%
		2,298,620	13.2%

Greece †		30,144	0.2%

Ireland †		68,133	0.4%

Italy
Eni SPA	5,022,497	106,967	0.6%
Italy—Other †		541,955	3.1%
		648,922	3.7%
Netherlands
Unilever NV	3,196,614	124,111	0.7%
* ING Groep NV	7,916,265	113,757	0.6%
Netherlands—Other †		516,342	3.0%
		754,210	4.3%

[1]Norway †		210,667	1.2%

Portugal †		51,489	0.3%

Spain
* Banco Santander SA	24,509,035	216,245	1.2%
Banco Bilbao Vizcaya Argentaria SA	12,010,980	134,299	0.8%
Telefonica SA	8,126,753	122,211	0.7%
Spain—Other †		455,588	2.6%
		928,343	5.3%

Sweden †		811,782	4.7%

Switzerland
Nestle SA	6,533,243	478,304	2.8%
Novartis AG	4,779,180	443,240	2.5%
Roche Holding AG	1,441,975	425,897	2.5%
UBS AG	7,217,278	125,437	0.7%
ABB Ltd.	4,723,793	103,589	0.6%
Zurich Insurance Group AG	300,436	90,926	0.5%
Cie Financiere Richemont SA	1,044,372	87,995	0.5%
Credit Suisse Group AG	3,291,134	87,665	0.5%
Switzerland—Other †		606,823	3.5%
		2,449,876	14.1%
United Kingdom
HSBC Holdings plc	39,136,800	400,637	2.3%
BP plc	37,876,588	272,881	1.6%
Royal Dutch Shell plc Class A	6,364,975	227,923	1.3%
GlaxoSmithKline plc	9,977,760	226,188	1.3%
British American Tobacco plc	3,825,188	217,262	1.2%
AstraZeneca plc	2,589,948	188,575	1.1%
Royal Dutch Shell plc Class B	5,032,934	186,719	1.1%
Vodafone Group plc	54,524,170	181,177	1.0%
Diageo plc	5,168,998	152,138	0.9%
* Lloyds Banking Group plc	110,933,371	137,080	0.8%

18

European Stock Index Fund

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
Barclays plc		33,646,789	128,975	0.7%
Rio Tinto plc		2,560,616	122,295	0.7%
Prudential plc		5,236,232	121,004	0.7%
BG Group plc		6,989,287	116,482	0.7%
National Grid plc		7,730,939	114,621	0.7%
BHP Billiton plc		4,385,395	113,544	0.6%
Glencore plc		21,901,952	112,298	0.6%
Reckitt Benckiser Group plc		1,322,849	111,200	0.6%
SABMiller plc		1,940,484	109,600	0.6%
Unilever plc		2,475,186	99,607	0.6%
BT Group plc		16,685,450	98,202	0.6%
Royal Dutch Shell plc Class A (Amsterdam Shares)		1,712,537	61,384	0.3%
1 United Kingdom—Other †			2,169,212	12.5%
			5,669,004	32.5%
Total Common Stocks (Cost $20,131,391)			17,397,159	99.9%[2]

	Coupon
Temporary Cash Investments
Money Market Fund
[3,4] Vanguard Market Liquidity Fund	0.114%	128,518,000	128,518	0.7%

[5,6]U.S. Government and Agency Obligations †			12,199	0.1%
Total Temporary Cash Investments (Cost $140,716)			140,717	0.8%[2]
[7]Total Investments (Cost $20,272,107)			17,537,876	100.7%
Other Assets and Liabilities
Other Assets			49,836	0.3%
Liabilities[4]			(175,537)	(1.0%)
			(125,701)	(0.7%)
Net Assets			17,412,175	100.0%

At October 31, 2014, net assets consisted of:
				Amount
				($000)
Paid-in Capital				22,245,024
Undistributed Net Investment Income				18,346
Accumulated Net Realized Losses				(2,113,074)
Unrealized Appreciation (Depreciation)
Investment Securities				(2,734,231)
Futures Contracts				(925)
Forward Currency Contracts				(550)
Foreign Currencies				(2,415)
Net Assets				17,412,175

Investor Shares—Net Assets
Applicable to 26,929,580 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				782,227
Net Asset Value Per Share—Investor Shares				$29.05

19

European Stock Index Fund

Amount
($000)
Admiral Shares—Net Assets
Applicable to 58,373,367 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,948,568
Net Asset Value Per Share—Admiral Shares	$67.64

Institutional Shares—Net Assets
Applicable to 34,860,245 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,005,610
Net Asset Value Per Share—Institutional Shares	$28.85

ETF Shares—Net Assets
Applicable to 215,905,213 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	11,675,770
Net Asset Value Per Share—ETF Shares	$54.08

See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2014, the aggregate value of these securities was $7,956,000.
2 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 0.8%, respectively, of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $128,517,000 of collateral received for securities on loan.
5 Securities with a value of $600,000 have been segregated as initial margin for open futures contracts.
6 Securities with a value of $1,287,000 have been segregated as collateral for open forward currency contracts.
7 The total value of securities on loan is $118,686,000.
See accompanying Notes, which are an integral part of the Financial Statements.

20

European Stock Index Fund

Statement of Operations

Year Ended
October 31, 2014
($000)
Investment Income
Income
Dividends[1]	907,022
Interest[2]	93
Securities Lending	17,179
Total Income	924,294
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,993
Management and Administrative—Investor Shares	1,859
Management and Administrative—Admiral Shares	3,277
Management and Administrative—Signal Shares	255
Management and Administrative—Institutional Shares	474
Management and Administrative—Institutional Plus Shares	9
Management and Administrative—ETF Shares	11,219
Marketing and Distribution—Investor Shares	162
Marketing and Distribution—Admiral Shares	525
Marketing and Distribution—Signal Shares	102
Marketing and Distribution—Institutional Shares	234
Marketing and Distribution—Institutional Plus Shares	15
Marketing and Distribution—ETF Shares	3,476
Custodian Fees	2,055
Auditing Fees	45
Shareholders’ Reports—Investor Shares	38
Shareholders’ Reports—Admiral Shares	25
Shareholders’ Reports—Signal Shares	6
Shareholders’ Reports—Institutional Shares	3
Shareholders’ Reports—Institutional Plus Shares	—
Shareholders’ Reports—ETF Shares	433
Trustees’ Fees and Expenses	15
Total Expenses	26,220
Net Investment Income	898,074
Realized Net Gain (Loss)
Investment Securities Sold	1,142,281
Futures Contracts	6,143
Foreign Currencies and Forward Currency Contracts	(1,654)
Realized Net Gain (Loss)	1,146,770
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(2,265,744)
Futures Contracts	(3,152)
Foreign Currencies and Forward Currency Contracts	(4,203)
Change in Unrealized Appreciation (Depreciation)	(2,273,099)
Net Increase (Decrease) in Net Assets Resulting from Operations	(228,255)

1 Dividends are net of foreign withholding taxes of $35,504,000.
2 Interest income from an affiliated company of the fund was $85,000.
See accompanying Notes, which are an integral part of the Financial Statements.

21

European Stock Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	898,074	353,210
Realized Net Gain (Loss)	1,146,770	234,579
Change in Unrealized Appreciation (Depreciation)	(2,273,099)	2,243,153
Net Increase (Decrease) in Net Assets Resulting from Operations	(228,255)	2,830,942
Distributions
Net Investment Income
Investor Shares	(33,657)	(25,588)
Admiral Shares	(156,533)	(98,333)
Signal Shares	(15,253)	(11,793)
Institutional Shares	(42,503)	(25,112)
Institutional Plus Shares	(470)	(2,226)
ETF Shares	(643,629)	(214,905)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
ETF Shares	—	—
Total Distributions	(892,045)	(377,957)
Capital Share Transactions
Investor Shares	(49,003)	(59,529)
Admiral Shares	803,980	232,687
Signal Shares	(426,309)	100,005
Institutional Shares	159,390	(22,260)
Institutional Plus Shares	(115,592)	102,225
ETF Shares	450,062	6,686,863
Net Increase (Decrease) from Capital Share Transactions	822,528	7,039,991
Total Increase (Decrease)	(297,772)	9,492,976
Net Assets
Beginning of Period	17,709,947	8,216,971
End of Period[1]	17,412,175	17,709,947
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $18,346,000 and $9,132,000.

See accompanying Notes, which are an integral part of the Financial Statements.

22

European Stock Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$30.42	$24.69	$24.48	$27.15	$25.77
Investment Operations
Net Investment Income	1.235[1]	.830	.836	.882[2]	.768[2]
Net Realized and Unrealized Gain (Loss)
on Investments	(1.380)	5.800	.925	(2.545)	1.594
Total from Investment Operations	(.145)	6.630	1.761	(1.663)	2.362
Distributions
Dividends from Net Investment Income	(1.225)	(.900)	(1.551)	(1.007)	(.982)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.225)	(.900)	(1.551)	(1.007)	(.982)
Net Asset Value, End of Period	$29.05	$30.42	$24.69	$24.48	$27.15

Total Return[3]	-0.73%	27.47%	7.77%	-6.35%	9.35%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$782	$868	$760	$851	$1,884
Ratio of Total Expenses to Average Net Assets	0.26%	0.26%	0.26%	0.26%	0.26%
Ratio of Net Investment Income to
Average Net Assets	4.12%[1]	3.02%	3.75%	3.46%	2.98%
Portfolio Turnover Rate [4]	7%	10%	7%	6%	11%

1 Net investment income per share and the ratio of net investment income to average net assets include $.299 and 0.97%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
2 Calculated based on average shares outstanding.
3 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

European Stock Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$70.85	$57.54	$57.09	$63.75	$60.51
Investment Operations
Net Investment Income	2.983[1]	2.026	2.032	2.222 [2]	1.758[2]
Net Realized and Unrealized Gain (Loss)
on Investments	(3.233)	13.503	2.152	(6.020)	3.864
Total from Investment Operations	(.250)	15.529	4.184	(3.798)	5.622
Distributions
Dividends from Net Investment Income	(2.960)	(2.219)	(3.734)	(2.862)	(2.382)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.960)	(2.219)	(3.734)	(2.862)	(2.382)
Net Asset Value, End of Period	$67.64	$70.85	$57.54	$57.09	$63.75

Total Return[3]	-0.61%	27.64%	7.93%	-6.22%	9.49%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,949	$3,340	$2,508	$2,531	$2,087
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.14%	0.14%
Ratio of Net Investment Income to
Average Net Assets	4.26%[1]	3.16%	3.89%	3.58%	3.10%
Portfolio Turnover Rate [4]	7%	10%	7%	6%	11%

1 Net investment income per share and the ratio of net investment income to average net assets include $.695 and 0.97%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
2 Calculated based on average shares outstanding.
3 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

24

European Stock Index Fund

Financial Highlights

Signal Shares
	Nov. 1,
	2013 to
For a Share Outstanding	Oct. 24,		Year Ended October 31,
Throughout Each Period	2014[1]	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$27.41	$22.26	$22.09	$24.68	$23.42
Investment Operations
Net Investment Income	1.139 [2]	.786	.788	.852[3]	.686 [3]
Net Realized and Unrealized Gain (Loss)
on Investments	(1.676)	5.224	.827	(2.327)	1.497
Total from Investment Operations	(.537)	6.010	1.615	(1.475)	2.183
Distributions
Dividends from Net Investment Income	(1.143)	(.860)	(1.445)	(1.115)	(.923)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.143)	(.860)	(1.445)	(1.115)	(.923)
Net Asset Value, End of Period	$25.73[1]	$27.41	$22.26	$22.09	$24.68

Total Return [4]	-2.28%	27.65%	7.91%	-6.24%	9.52%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	—	$430	$259	$227	$272
Ratio of Total Expenses to Average Net Assets	0.12%[5]	0.12%	0.12%	0.14%	0.14%
Ratio of Net Investment Income to
Average Net Assets	4.66%[2,5]	3.16%	3.89%	3.58%	3.10%
Portfolio Turnover Rate[6]	7%	10%	7%	6%	11%

1 Net asset value as of October 24, 2014, on which date the Signal Shares were converted to Admiral Shares.
2 Net investment income per share and the ratio of net investment income to average net assets include $.269 and 0.97%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
3 Calculated based on average shares outstanding.
4 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
5 Annualized.
6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

25

European Stock Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$30.21	$24.54	$24.36	$27.20	$25.80
Investment Operations
Net Investment Income	1.282[1]	.871	.875	.898[2]	.764[2]
Net Realized and Unrealized Gain (Loss)
on Investments	(1.371)	5.755	.912	(2.510)	1.644
Total from Investment Operations	(.089)	6.626	1.787	(1.612)	2.408
Distributions
Dividends from Net Investment Income	(1.271)	(.956)	(1.607)	(1.228)	(1.008)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.271)	(.956)	(1.607)	(1.228)	(1.008)
Net Asset Value, End of Period	$28.85	$30.21	$24.54	$24.36	$27.20

Total Return[3]	-0.55%	27.66%	7.95%	-6.19%	9.53%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,006	$901	$762	$606	$1,349
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	4.29%[1]	3.19%	3.92%	3.62%	3.14%
Portfolio Turnover Rate [4]	7%	10%	7%	6%	11%

1 Net investment income per share and the ratio of net investment income to average net assets include $.297 and 0.97%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
2 Calculated based on average shares outstanding.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

26

European Stock Index Fund

Financial Highlights

Institutional Plus Shares
	Nov. 1,	May 17,
	2013 to	2013[1] to
	March 17,	Oct. 31,
For a Share Outstanding Throughout Each Period	2014[2]	2013
Net Asset Value, Beginning of Period	$126.52	$116.90
Investment Operations
Net Investment Income	2.253 [3]	2.257
Net Realized and Unrealized Gain (Loss) on Investments	2.866	9.966
Total from Investment Operations	5.119	12.223
Distributions
Dividends from Net Investment Income	(.539)	(2.603)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.539)	(2.603)
Net Asset Value, End of Period	$131.10[2]	$126.52

Total Return[4]	4.06%	10.81%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	—	$110
Ratio of Total Expenses to Average Net Assets	0.08%[5]	0.08%[5]
Ratio of Net Investment Income to Average Net Assets	4.80%[3,5]	3.20%[5]
Portfolio Turnover Rate [6]	7%	10%

1 Inception.
2 Net asset value as of March 17, 2014, on which date the sole shareholder converted to ETF Shares.
3 Net investment income per share and the ratio of net investment income to average net assets include $1.242 and 0.97%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
4 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
5 Annualized.
6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

27

European Stock Index Fund

Financial Highlights

FTSE Europe ETF Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$56.64	$46.01	$45.66	$51.00	$48.41
Investment Operations
Net Investment Income	2.384[1]	1.626	1.630	1.826[2]	1.420[2]
Net Realized and Unrealized Gain (Loss)
on Investments	(2.577)	10.787	1.706	(4.860)	3.082
Total from Investment Operations	(.193)	12.413	3.336	(3.034)	4.502
Distributions
Dividends from Net Investment Income	(2.367)	(1.783)	(2.986)	(2.306)	(1.912)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.367)	(1.783)	(2.986)	(2.306)	(1.912)
Net Asset Value, End of Period	$54.08	$56.64	$46.01	$45.66	$51.00

Total Return	-0.60%	27.67%	7.95%	-6.22%	9.48%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,676	$12,061	$3,928	$2,630	$2,858
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.14%	0.14%
Ratio of Net Investment Income to
Average Net Assets	4.26%[1]	3.16%	3.89%	3.58%	3.10%
Portfolio Turnover Rate [3]	7%	10%	7%	6%	11%

1 Net investment income per share and the ratio of net investment income to average net assets include $.556 and 0.97%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
2 Calculated based on average shares outstanding.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

28

European Stock Index Fund

Notes to Financial Statements

Vanguard European Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers five classes of shares: Investor Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares, known as Vanguard FTSE Europe ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker. On March 17, 2014, the sole shareholder in the Institutional Plus class converted to ETF Shares. The fund has not issued any additional Institutional Plus Shares as of October 31, 2014; subsequently, Institutional Plus Shares were issued on December 8, 2014. Prior to October 24, 2014, the fund offered Signal Shares. Effective at the close of business on October 24, 2014, the Signal Shares were converted to Admiral Shares.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

29

European Stock Index Fund

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged.

Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values and notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

30

European Stock Index Fund

During the year ended October 31, 2014, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period. The fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2011–2014), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at October 31, 2014, or at any time during the period then ended.

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European Stock Index Fund

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to invest up to 0.40% of its net assets in Vanguard. At October 31, 2014, the fund had contributed capital of $1,992,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.80% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of October 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	16,829	17,380,330	—
Temporary Cash Investments	128,518	12,199	—
Futures Contracts—Assets[1]	147	—	—
Forward Currency Contracts—Assets	—	408	—
Forward Currency Contracts—Liabilities	—	(958)	—
Total	145,494	17,391,979	—
1 Represents variation margin on the last day of the reporting period.

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European Stock Index Fund

D. At October 31, 2014, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Other Assets	147	408	555
Liabilities	—	(958)	(958)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2014, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	6,143	—	6,143
Forward Currency Contracts	—	(19)	(19)
Realized Net Gain (Loss) on Derivatives	6,143	(19)	6,124

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(3,152)	—	(3,152)
Forward Currency Contracts	—	(1,368)	(1,368)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(3,152)	(1,368)	(4,520)

At October 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
FTSE 100 Index	December 2014	39	4,059	(334)
Dow Jones EURO STOXX 50 Index	December 2014	103	4,002	(591)
				(925)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

33

European Stock Index Fund

At October 31, 2014, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

						Unrealized
	Contract					Appreciation
	Settlement			Contract Amount (000)		(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
UBS AG	12/24/14	GBP	14,777	USD	24,086	(458)
BNP Paribas	12/24/14	EUR	11,367	USD	14,747	(497)
Deutsche Bank AG	12/24/14	USD	9,972	EUR	7,899	71
Morgan Stanley Capital Services LLC	12/24/14	USD	9,756	GBP	6,019	132
Deutsche Bank AG	12/24/14	USD	9,578	GBP	5,861	205
Goldman Sachs International	12/24/14	USD	622	GBP	390	(2)
UBS AG	12/24/14	USD	438	EUR	350	(1)
						(550)
EUR—Euro.
GBP—British pound.
USD—U.S. dollar.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended October 31, 2014, the fund realized net foreign currency losses of $1,635,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be passive foreign investment companies, for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the year ended October 31, 2014, the fund realized gains on the sale of passive foreign investment companies of $4,820,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Passive foreign investment companies held at October 31, 2014, had unrealized appreciation of $7,004,000.

During the year ended October 31, 2014, the fund realized $889,463,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

34

European Stock Index Fund

For tax purposes, at October 31, 2014, the fund had $39,033,000 of ordinary income available for distribution. The fund used capital loss carryforwards of $252,208,000 to offset taxable capital gains realized during the year ended October 31, 2014. At October 31, 2014, the fund had available capital losses totaling $2,110,155,000 to offset future net capital gains of $150,463,000 through October 31, 2016, $1,510,053,000 through October 31, 2017, $282,886,000 through October 31, 2018, and $166,753,000 through October 31, 2019.

At October 31, 2014, the cost of investment securities for tax purposes was $20,282,419,000. Net unrealized depreciation of investment securities for tax purposes was $2,744,543,000, consisting of unrealized gains of $873,175,000 on securities that had risen in value since their purchase and $3,617,718,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended October 31, 2014, the fund purchased $6,682,128,000 of investment securities and sold $5,930,819,000 of investment securities, other than temporary cash investments. Purchases and sales include $4,417,718,000 and $4,501,405,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:
			Year Ended October 31,
		2014		2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	159,279	5,113	125,211	4,544
Issued in Lieu of Cash Distributions	28,720	916	21,969	836
Redeemed	(237,002)	(7,630)	(206,709)	(7,636)
Net Increase (Decrease)—Investor Shares	(49,003)	(1,601)	(59,529)	(2,256)
Admiral Shares
Issued[1]	1,159,727	16,220	487,201	7,587
Issued in Lieu of Cash Distributions	134,055	1,835	84,425	1,378
Redeemed	(489,802)	(6,826)	(338,939)	(5,404)
Net Increase (Decrease) —Admiral Shares	803,980	11,229	232,687	3,561
Signal Shares
Issued	118,028	4,197	211,984	8,620
Issued in Lieu of Cash Distributions	8,991	320	8,895	375
Redeemed[1]	(553,328)	(20,200)	(120,874)	(4,948)
Net Increase (Decrease)—Signal Shares	(426,309)	(15,683)	100,005	4,047
Institutional Shares
Issued	434,652	14,030	287,365	10,449
Issued in Lieu of Cash Distributions	34,138	1,095	16,017	612
Redeemed	(309,400)	(10,083)	(325,642)	(12,276)
Net Increase (Decrease)—Institutional Shares	159,390	5,042	(22,260)	(1,215)

35

European Stock Index Fund

			Year Ended October 31,
		2014		2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Plus Shares[2]
Issued	—	—	100,915	861
Issued in Lieu of Cash Distributions	470	4	1,310	12
Redeemed	(116,062)	(877)	—	—
Net Increase (Decrease)—Institutional Plus Shares	(115,592)	(873)	102,225	873
ETF Shares
Issued	4,956,251	85,065	7,281,111	139,552
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(4,506,189)	(82,100)	(594,248)	(12,000)
Net Increase (Decrease)—ETF Shares	450,062	2,965	6,686,863	127,552

1 Admiral Shares Issued and Signal Shares Redeemed include $319,504,000 from the conversion of Signal Shares to Admiral Shares during the 2014 fiscal year.
2 Inception was May 17, 2013, for Institutional Plus Shares. On March 17, 2014, the sole shareholder in Institutional Plus Shares converted to ETF Shares.

H. Management has determined that, other than the aforementioned issuance of Institutional Plus Shares, no material events or transactions occurred subsequent to October 31, 2014, that would require recognition or disclosure in these financial statements.

36

Pacific Stock Index Fund

Fund Profile
As of October 31, 2014

Share-Class Characteristics

	Investor	Admiral	Institutional	FTSE Pacific ETF
	Shares	Shares	Shares	Shares
Ticker Symbol	VPACX	VPADX	VPKIX	VPL
Expense Ratio[1]	0.26%	0.12%	0.09%	0.12%

Portfolio Characteristics
			FTSE
		FTSE	Global
		Developed	All Cap
		Asia Pacific	ex US
	Fund	Index	Index
Number of Stocks	834	829	5,554
Median Market Cap	$18.8B	$19.3B	$25.7B
Price/Earnings Ratio	15.2x	15.2x	17.1x
Price/Book Ratio	1.4x	1.4x	1.7x
Return on Equity	10.7%	10.7%	14.4%
Earnings Growth
Rate	15.7%	15.6%	12.0%
Dividend Yield	2.3%	2.3%	2.9%
Turnover Rate	5%	—	—
Short-Term Reserves	-0.1%	—	—

Sector Diversification (% of equity exposure)
			FTSE
		FTSE	Global
		Developed	All Cap
		Asia Pacific	ex US
	Fund	Index	Index
Basic Materials	7.2%	7.2%	7.8%
Consumer Goods	19.1	19.0	14.9
Consumer Services	9.9	10.0	8.1
Financials	28.6	28.7	26.5
Health Care	4.9	4.9	7.7
Industrials	17.1	17.0	13.9
Oil & Gas	2.2	2.2	7.9
Technology	4.0	4.0	4.9
Telecommunications	4.1	4.1	4.7
Utilities	2.9	2.9	3.6

Volatility Measures
	Spliced	FTSE Global
	Pacific	All Cap
	Stock	ex US
	Index	Index
R-Squared	0.90	0.74
Beta	0.98	0.86

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Toyota Motor Corp.	Automobiles	2.9%
Samsung Electronics Co.	Consumer
Ltd.	Electronics	2.3
Commonwealth Bank of
Australia	Banks	2.1
BHP Billiton Ltd.	General Mining	1.8
Westpac Banking Corp.	Banks	1.7
Mitsubishi UFJ Financial
Group Inc.	Banks	1.5
Australia & New Zealand
Banking Group Ltd.	Banks	1.5
National Australia Bank
Ltd.	Banks	1.3
SoftBank Corp.	Mobile
	Telecommunications	1.3
AIA Group Ltd.	Life Insurance	1.2
Top Ten		17.6%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated February 27, 2014, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2014, the expense ratios were 0.26% for Investor Shares, 0.12% for Admiral Shares, 0.09% for Institutional Shares, and 0.12% for FTSE Pacific ETF Shares.

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Pacific Stock Index Fund

Market Diversification (% of equity exposure)

		FTSE	FTSE
		Developed	Global
		Asia	All Cap
		Pacific	ex US
	Fund	Index	Index
Europe	0.0%	0.0%	44.8%
Pacific
Japan	56.3%	55.7%	15.8%
Australia	19.8	20.0	5.6
South Korea	10.5	10.7	3.1
Hong Kong	9.2	9.3	2.6
Singapore	3.7	3.8	1.1
Other	0.5	0.5	0.2
Subtotal	100.0%	100.0%	28.4%
Emerging Markets	0.0%	0.0%	18.9%
North America	0.0%	0.0%	7.4%
Middle East	0.0%	0.0%	0.5%

38

Pacific Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2004, Through October 31, 2014
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended October 31, 2014

					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment

	Pacific Stock Index Fund*Investor
	Shares	1.21%	7.15%	5.62%	$17,277
••••••••	Spliced Pacific Stock Index	-0.47	6.50	5.51	17,092
– – – –	Japan/Pacific Region Funds Average	2.44	7.45	4.24	15,145
	FTSE Global All Cap ex US Index	0.37	6.55	7.27	20,175

For a benchmark description, see the Glossary.
Japan/Pacific Region Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Pacific Stock Index Fund Admiral Shares	1.32%	7.27%	5.75%	$17,484
Spliced Pacific Stock Index	-0.47	6.50	5.51	17,092
FTSE Global All Cap ex US Index	0.37	6.55	7.27	20,175

See Financial Highlights for dividend and capital gains information.

39

Pacific Stock Index Fund

		Average Annual Total Returns
	Periods Ended October 31, 2014
				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Pacific Stock Index Fund Institutional Shares	1.28%	7.30%	5.78%	$8,773,189
Spliced Pacific Stock Index	-0.47	6.50	5.51	8,545,916

FTSE Global All Cap ex US Index	0.37	6.55	7.27	10,087,747

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(3/4/2005)	Investment
FTSE Pacific ETF Shares
Net Asset Value	1.31%	7.26%	4.63%	$15,478
Spliced Pacific Stock Index	-0.47	6.50	4.43	15,196
FTSE Global All Cap ex US Index	0.37	6.55	5.82	17,269
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: March 4, 2005, Through October 31, 2014

			Since
	One	Five	Inception
	Year	Years	(3/4/2005)
FTSE Pacific ETF Shares Market Price	1.91%	43.79%	55.59%
FTSE Pacific ETF Shares Net Asset Value	1.31	41.98	54.78
Spliced Pacific Stock Index	-0.47	37.03	51.96
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Fiscal-Year Total Returns (%): October 31, 2004, Through October 31, 2014

For a benchmark description, see the Glossary.

40

Pacific Stock Index Fund

Average Annual Total Returns: Periods Ended September 30, 2014
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	6/18/1990	0.65%	6.05%	5.69%
Admiral Shares	8/13/2001	0.78	6.18	5.81
Institutional Shares	5/15/2000	0.80	6.22	5.85
FTSE Pacific ETF Shares	3/4/2005
Market Price		0.44	6.17	4.39[1]
Net Asset Value		0.77	6.17	4.42[1]
1 Return since inception.

41

Pacific Stock Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of October 31, 2014

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Australia
Commonwealth Bank of Australia	1,620,742	115,275	2.1%
BHP Billiton Ltd.	3,231,640	96,457	1.8%
Westpac Banking Corp.	3,101,391	95,360	1.7%
Australia & New Zealand Banking Group Ltd.	2,775,807	82,151	1.5%
National Australia Bank Ltd.	2,382,469	73,630	1.3%
Wesfarmers Ltd.	1,146,801	44,717	0.8%
Woolworths Ltd.	1,233,703	39,186	0.7%
CSL Ltd.	514,997	36,461	0.7%
Woodside Petroleum Ltd.	721,530	25,562	0.5%
Rio Tinto Ltd.	438,388	23,392	0.4%
Australia—Other †		448,841	8.2%
		1,081,032	19.7%
Hong Kong
AIA Group Ltd.	12,124,645	67,649	1.2%
Hong Kong Exchanges and Clearing Ltd.	1,157,197	25,623	0.5%
Hutchison Whampoa Ltd.	2,012,531	25,516	0.5%
Cheung Kong Holdings Ltd.	1,327,636	23,524	0.4%
Sun Hung Kai Properties Ltd.	1,551,118	23,099	0.4%
1 Hong Kong—Other †		337,086	6.1%
		502,497	9.1%
Japan
Toyota Motor Corp.	2,667,571	160,471	2.9%
Mitsubishi UFJ Financial Group Inc.	14,247,724	84,953	1.6%
SoftBank Corp.	947,770	70,229	1.3%
Honda Motor Co. Ltd.	1,806,227	57,468	1.1%
Sumitomo Mitsui Financial Group Inc.	1,353,034	55,001	1.0%
Mizuho Financial Group Inc.	24,094,941	43,907	0.8%
Hitachi Ltd.	4,672,258	37,515	0.7%
Japan Tobacco Inc.	1,060,859	36,755	0.7%
KDDI Corp.	551,200	35,510	0.6%

42

Pacific Stock Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Astellas Pharma Inc.	2,221,970	35,098	0.6%
Canon Inc.	1,139,517	35,094	0.6%
FANUC Corp.	198,076	34,801	0.6%
Takeda Pharmaceutical Co. Ltd.	779,191	33,989	0.6%
Mitsubishi Estate Co. Ltd.	1,270,982	32,638	0.6%
Seven & I Holdings Co. Ltd.	784,854	30,991	0.6%
Mitsui Fudosan Co. Ltd.	956,580	30,980	0.6%
East Japan Railway Co.	381,885	30,201	0.6%
Central Japan Railway Co.	191,100	29,483	0.5%
Mitsubishi Corp.	1,422,234	28,355	0.5%
Shin-Etsu Chemical Co. Ltd.	414,855	26,986	0.5%
Mitsui & Co. Ltd.	1,742,400	26,695	0.5%
Mitsubishi Electric Corp.	1,985,954	25,897	0.5%
Panasonic Corp.	2,141,590	25,833	0.5%
NTT DOCOMO Inc.	1,415,600	23,735	0.4%
Nissan Motor Co. Ltd.	2,555,346	23,652	0.4%
Tokio Marine Holdings Inc.	717,590	23,254	0.4%
Nippon Telegraph & Telephone Corp.	371,944	23,236	0.4%
Komatsu Ltd.	959,209	23,049	0.4%
Murata Manufacturing Co. Ltd.	202,219	22,997	0.4%
Nippon Steel & Sumitomo Metal Corp.	8,515,309	22,838	0.4%
Hino Motors Ltd.	270,709	3,978	0.1%
Daihatsu Motor Co. Ltd.	213,657	2,982	0.1%
Japan—Other †		1,911,681	34.8%
		3,090,252	56.3%

New Zealand †		25,992	0.5%

Singapore
DBS Group Holdings Ltd.	1,745,779	25,228	0.5%
Oversea-Chinese Banking Corp. Ltd.	3,060,191	23,567	0.4%
Singapore—Other †		154,589	2.8%
		203,384	3.7%
South Korea
Samsung Electronics Co. Ltd.	108,052	125,174	2.3%
* SK Hynix Inc.	535,541	24,671	0.5%
Hyundai Motor Co.	154,471	24,636	0.4%
South Korea—Other †		400,999	7.3%
		575,480	10.5%
Total Common Stocks (Cost $6,159,894)		5,478,637	99.8%[2]

43

Pacific Stock Index Fund

			Market	Percentage
			Value	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[3,4] Vanguard Market Liquidity Fund	0.114%	72,362,961	72,363	1.3%

[5,6]U.S. Government and Agency Obligations †			2,400	0.1%
Total Temporary Cash Investments (Cost $74,763)			74,763	1.4%[2]
[7]Total Investments (Cost $6,234,657)			5,553,400	101.2%
Other Assets and Liabilities
Other Assets			23,940	0.4%
Liabilities[4]			(89,509)	(1.6%)
			(65,569)	(1.2%)
Net Assets			5,487,831	100.0%

At October 31, 2014, net assets consisted of:
				Amount
				($000)
Paid-in Capital				7,310,785
Undistributed Net Investment Income				14,099
Accumulated Net Realized Losses				(1,156,056)
Unrealized Appreciation (Depreciation)
Investment Securities				(681,257)
Futures Contracts				510
Forward Currency Contracts				335
Foreign Currencies				(585)
Net Assets				5,487,831

Investor Shares—Net Assets
Applicable to 31,058,669 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				359,817
Net Asset Value Per Share—Investor Shares				$11.59

Admiral Shares—Net Assets
Applicable to 27,028,353 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				2,032,156
Net Asset Value Per Share—Admiral Shares				$75.19

Institutional Shares—Net Assets
Applicable to 29,205,508 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				335,999
Net Asset Value Per Share—Institutional Shares				$11.50

44

Pacific Stock Index Fund

Amount
($000)
ETF Shares—Net Assets
Applicable to 45,396,041 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,759,859
Net Asset Value Per Share—ETF Shares	$60.80

See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2014, the aggregate value of these securities was $2,070,000.
2 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 1.2%, respectively, of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $72,363,000 of collateral received for securities on loan.
5 Securities with a value of $800,000 have been segregated as initial margin for open futures contracts.
6 Securities with a value of $565,000 have been segregated as collateral for open forward currency contracts.
7 The total value of securities on loan is $67,353,000.
See accompanying Notes, which are an integral part of the Financial Statements.

45

Pacific Stock Index Fund

Statement of Operations

Year Ended
October 31, 2014
($000)
Investment Income
Income
Dividends[1]	144,198
Interest[2]	15
Securities Lending	1,502
Total Income	145,715
Expenses
The Vanguard Group—Note B
Investment Advisory Services	938
Management and Administrative—Investor Shares	732
Management and Administrative—Admiral Shares	1,338
Management and Administrative—Signal Shares	77
Management and Administrative—Institutional Shares	103
Management and Administrative—ETF Shares	1,589
Marketing and Distribution—Investor Shares	75
Marketing and Distribution—Admiral Shares	257
Marketing and Distribution—Signal Shares	37
Marketing and Distribution—Institutional Shares	77
Marketing and Distribution—ETF Shares	618
Custodian Fees	840
Auditing Fees	45
Shareholders’ Reports—Investor Shares	32
Shareholders’ Reports—Admiral Shares	12
Shareholders’ Reports—Signal Shares	3
Shareholders’ Reports—Institutional Shares	9
Shareholders’ Reports—ETF Shares	92
Trustees’ Fees and Expenses	4
Total Expenses	6,878
Net Investment Income	138,837
Realized Net Gain (Loss)
Investment Securities Sold	65,672
Futures Contracts	1,097
Foreign Currencies and Forward Currency Contracts	(2,317)
Realized Net Gain (Loss)	64,452
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(145,985)
Futures Contracts	26
Foreign Currencies and Forward Currency Contracts	(379)
Change in Unrealized Appreciation (Depreciation)	(146,338)
Net Increase (Decrease) in Net Assets Resulting from Operations	56,951

1 Dividends are net of foreign withholding taxes of $7,359,000.
2 Interest income from an affiliated company of the fund was $12,000.

See accompanying Notes, which are an integral part of the Financial Statements.

46

Pacific Stock Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	138,837	112,157
Realized Net Gain (Loss)	64,452	26,810
Change in Unrealized Appreciation (Depreciation)	(146,338)	896,389
Net Increase (Decrease) in Net Assets Resulting from Operations	56,951	1,035,356
Distributions
Net Investment Income
Investor Shares	(9,804)	(10,849)
Admiral Shares	(51,732)	(48,519)
Signal Shares	(3,961)	(4,825)
Institutional Shares	(9,260)	(13,074)
ETF Shares	(74,497)	(58,556)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(149,254)	(135,823)
Capital Share Transactions
Investor Shares	(32,507)	(39,472)
Admiral Shares	223,950	98,798
Signal Shares	(169,429)	(17,751)
Institutional Shares	(95,317)	(51,755)
ETF Shares	166,435	694,621
Net Increase (Decrease) from Capital Share Transactions	93,132	684,441
Total Increase (Decrease)	829	1,583,974
Net Assets
Beginning of Period	5,487,002	3,903,028
End of Period[1]	5,487,831	5,487,002
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $14,099,000 and $24,236,000.

See accompanying Notes, which are an integral part of the Financial Statements.

47

Pacific Stock Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$11.76	$9.63	$9.74	$10.40	$9.61
Investment Operations
Net Investment Income	. 282.246		.278	.289[1]	.243[1]
Net Realized and Unrealized Gain (Loss)
on Investments	(.147)	2.187	.037	(. 619)	. 803
Total from Investment Operations	.135	2.433	.315	(.330)	1.046
Distributions
Dividends from Net Investment Income	(. 305)	(. 303)	(. 425)	(. 330)	(. 256)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 305)	(. 303)	(. 425)	(. 330)	(. 256)
Net Asset Value, End of Period	$11.59	$11.76	$9.63	$9.74	$10.40

Total Return[2]	1.21%	25.72%	3.47%	-3.45%	11.09%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$360	$398	$360	$438	$868
Ratio of Total Expenses to Average Net Assets	0.26%	0.26%	0.26%	0.26%	0.26%
Ratio of Net Investment Income to
Average Net Assets	2.45%	2.27%	2.93%	2.85%	2.37%
Portfolio Turnover Rate [3]	5%	22%	4%	4%	3%

1 Calculated based on average shares outstanding.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

48

Pacific Stock Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$76.32	$62.54	$63.28	$68.06	$62.95
Investment Operations
Net Investment Income	1.937	1.695	1.905	2.051[1]	1.533[1]
Net Realized and Unrealized Gain (Loss)
on Investments	(.982)	14.194	. 249	(4.080)	5.337
Total from Investment Operations	.955	15.889	2.154	(2.029)	6.870
Distributions
Dividends from Net Investment Income	(2.085)	(2.109)	(2.894)	(2.751)	(1.760)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.085)	(2.109)	(2.894)	(2.751)	(1.760)
Net Asset Value, End of Period	$75.19	$76.32	$62.54	$63.28	$68.06

Total Return[2]	1.32%	25.89%	3.65%	-3.33%	11.13%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,032	$1,832	$1,415	$1,451	$1,165
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.14%	0.14%
Ratio of Net Investment Income to
Average Net Assets	2.59%	2.41%	3.07%	2.97%	2.49%
Portfolio Turnover Rate [3]	5%	22%	4%	4%	3%

1 Calculated based on average shares outstanding.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

49

Pacific Stock Index Fund

Financial Highlights

Signal Shares
	Nov. 1,
	2013 to
For a Share Outstanding	Oct. 24,		Year Ended October 31,
Throughout Each Period	2014[1]	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$26.51	$21.72	$21.98	$23.64	$21.87
Investment Operations
Net Investment Income	.661	.588	.662	.695[2]	.541[2]
Net Realized and Unrealized Gain (Loss)
on Investments	(1.398)	4.933	.083	(1.394)	1.840
Total from Investment Operations	(.737)	5.521	.745	(.699)	2.381
Distributions
Dividends from Net Investment Income	(.723)	(.731)	(1.005)	(.961)	(.611)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.723)	(.731)	(1.005)	(.961)	(.611)
Net Asset Value, End of Period	$25.05[1]	$26.51	$21.72	$21.98	$23.64

Total Return [3]	-2.83%	25.91%	3.64%	-3.31%	11.10%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	—	$174	$159	$149	$171
Ratio of Total Expenses to Average Net Assets	0.12%[4]	0.12%	0.12%	0.14%	0.14%
Ratio of Net Investment Income to
Average Net Assets	2.63%[4]	2.41%	3.07%	2.97%	2.49%
Portfolio Turnover Rate[5]	5%	22%	4%	4%	3%

1 Net asset value as of October 24, 2014, on which date the Signal Shares were converted to Admiral Shares.
2 Calculated based on average shares outstanding.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

50

Pacific Stock Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$11.68	$9.57	$9.69	$10.42	$9.63
Investment Operations
Net Investment Income	.300	.263	.295	.303[1]	.243[1]
Net Realized and Unrealized Gain (Loss)
on Investments	(.158)	2.174	.034	(.609)	.816
Total from Investment Operations	.142	2.437	.329	(.306)	1.059
Distributions
Dividends from Net Investment Income	(.322)	(.327)	(. 449)	(. 424)	(. 269)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.322)	(.327)	(. 449)	(. 424)	(. 269)
Net Asset Value, End of Period	$11.50	$11.68	$9.57	$9.69	$10.42

Total Return[2]	1.28%	25.96%	3.65%	-3.29%	11.22%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$336	$437	$406	$354	$799
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	2.62%	2.44%	3.10%	3.01%	2.53%
Portfolio Turnover Rate [3]	5%	22%	4%	4%	3%

1 Calculated based on average shares outstanding.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

51

Pacific Stock Index Fund

Financial Highlights

FTSE Pacific ETF Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$61.71	$50.57	$51.18	$55.06	$50.92
Investment Operations
Net Investment Income	1.568	1.372	1.544	1.638[1]	1.265[1]
Net Realized and Unrealized Gain (Loss)
on Investments	(.791)	11.475	.190	(3.275)	4.296
Total from Investment Operations	.777	12.847	1.734	(1.637)	5.561
Distributions
Dividends from Net Investment Income	(1.687)	(1.707)	(2.344)	(2.243)	(1.421)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.687)	(1.707)	(2.344)	(2.243)	(1.421)
Net Asset Value, End of Period	$60.80	$61.71	$50.57	$51.18	$55.06

Total Return	1.31%	25.88%	3.65%	-3.34%	11.11%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,760	$2,645	$1,563	$1,472	$1,482
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.14%	0.14%
Ratio of Net Investment Income to
Average Net Assets	2.59%	2.41%	3.07%	2.97%	2.49%
Portfolio Turnover Rate[2]	5%	22%	4%	4%	3%

1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

52

Pacific Stock Index Fund

Notes to Financial Statements

Vanguard Pacific Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers five classes of shares: Investor Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares, known as Vanguard FTSE Pacific ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker. The fund has not issued any Institutional Plus Shares through October 31, 2014. Prior to October 24, 2014, the fund offered Signal Shares. Effective at the close of business on October 24, 2014, the Signal Shares were converted to Admiral Shares.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

53

Pacific Stock Index Fund

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values and notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

54

Pacific Stock Index Fund

During the year ended October 31, 2014, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period. The fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2011–2014), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at October 31, 2014, or at any time during the period then ended.

55

Pacific Stock Index Fund

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to invest up to 0.40% of its net assets in Vanguard. At October 31, 2014, the fund had contributed capital of $537,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.21% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of October 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,014	5,474,209	3,414
Temporary Cash Investments	72,363	2,400	—
Futures Contracts—Assets[1]	325	—	—
Forward Currency Contracts—Assets	—	555	—
Forward Currency Contracts—Liabilities	—	(220)	—
Total	73,702	5,476,944	3,414
1 Represents variation margin on the last day of the reporting period.

56

Pacific Stock Index Fund

D. At October 31, 2014, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Other Assets	325	555	880
Liabilities	—	(220)	(220)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2014, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	1,097	—	1,097
Forward Currency Contracts	—	(692)	(692)
Realized Net Gain (Loss) on Derivatives	1,097	(692)	405

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	26	—	26
Forward Currency Contracts	—	310	310
Change in Unrealized Appreciation (Depreciation) on Derivatives	26	310	336

At October 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Topix Index	December 2014	56	6,679	238
S&P ASX 200 Index	December 2014	30	3,638	272
				510

57

Pacific Stock Index Fund

At October 31, 2014, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

						Unrealized
	Contract					Appreciation
	Settlement			Contract Amount (000)		(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Bank of America, NA	12/23/14	AUD	7,208	USD	6,467	(148)
Morgan Stanley Capital Services LLC	12/16/14	JPY	306,860	USD	2,799	(66)
Citibank NA	12/23/14	AUD	2,495	USD	2,166	21
BNP Paribas	12/16/14	USD	12,300	JPY	1,344,922	320
UBS AG	12/16/14	USD	3,435	JPY	368,100	156
BNP Paribas	12/23/14	USD	1,991	AUD	2,278	(6)
Deutsche Bank AG	12/23/14	USD	1,889	AUD	2,145	8
Morgan Stanley Capital Services LLC	12/23/14	USD	1,077	AUD	1,220	8
The Toronto-Dominion Bank	12/16/14	USD	1,077	JPY	116,235	42
						335
AUD—Australian dollar.
JPY—Japanese yen.
USD—U.S. dollar.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended October 31, 2014, the fund realized net foreign currency losses of $1,625,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be passive foreign investment companies, for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the year ended October 31, 2014, the fund realized gains on the sale of passive foreign investment companies of $1,905,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Passive foreign investment companies held at October 31, 2014, had unrealized appreciation of $14,592,000.

During the year ended October 31, 2014, the fund realized $31,078,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

58

Pacific Stock Index Fund

For tax purposes, at October 31, 2014, the fund had $35,942,000 of ordinary income available for distribution. The fund used capital loss carryforwards of $34,095,000 to offset taxable capital gains realized during the year ended October 31, 2014. At October 31, 2014, the fund had available capital losses totaling $1,155,019,000 to offset future net capital gains. Of this amount, $1,144,492,000 is subject to expiration dates; $453,022,000 may be used to offset future net capital gains through October 31, 2016, $607,343,000 through October 31, 2017, $29,742,000 through October 31, 2018, and $54,385,000 through October 31, 2019. Capital losses of $10,527,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At October 31, 2014, the cost of investment securities for tax purposes was $6,249,950,000. Net unrealized depreciation of investment securities for tax purposes was $696,550,000, consisting of unrealized gains of $627,712,000 on securities that had risen in value since their purchase and $1,324,262,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended October 31, 2014, the fund purchased $583,162,000 of investment securities and sold $503,230,000 of investment securities, other than temporary cash investments. Purchases and sales include $318,402,000 and $227,318,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

			Year Ended October 31,
		2014		2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	58,007	5,061	77,260	7,140
Issued in Lieu of Cash Distributions	9,268	811	10,267	992
Redeemed	(99,782)	(8,663)	(126,999)	(11,637)
Net Increase (Decrease)—Investor Shares	(32,507)	(2,791)	(39,472)	(3,505)
Admiral Shares
Issued[1]	392,179	5,284	287,864	4,076
Issued in Lieu of Cash Distributions	44,509	600	41,581	617
Redeemed	(212,738)	(2,863)	(230,647)	(3,316)
Net Increase (Decrease)—Admiral Shares	223,950	3,021	98,798	1,377
Signal Shares
Issued	31,226	1,214	46,608	1,930
Issued in Lieu of Cash Distributions	3,197	125	4,061	174
Redeemed[1]	(203,852)	(7,921)	(68,420)	(2,833)
Net Increase (Decrease)—Signal Shares	(169,429)	(6,582)	(17,751)	(729)
Institutional Shares
Issued	62,585	5,485	68,532	6,385
Issued in Lieu of Cash Distributions	7,052	622	8,378	816
Redeemed	(164,954)	(14,354)	(128,665)	(12,206)
Net Increase (Decrease) —Institutional Shares	(95,317)	(8,247)	(51,755)	(5,005)

59

Pacific Stock Index Fund

			Year Ended October 31,
		2014		2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued	422,766	6,937	780,954	13,457
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(256,331)	(4,400)	(86,333)	(1,500)
Net Increase (Decrease)—ETF Shares	166,435	2,537	694,621	11,957
1 Admiral Shares Issued and Signal Shares Redeemed include $150,910,000 from the conversion of Signal Shares to Admiral Shares during the 2014 fiscal year.

H. Management has determined that no material events or transactions occurred subsequent to October 31, 2014, that would require recognition or disclosure in these financial statements.

60

Emerging Markets Stock Index Fund

Fund Profile
As of October 31, 2014

Share-Class Characteristics

FTSE
Emerging
	Investor	Admiral	Institutional	Institutional	Markets ETF
	Shares	Shares	Shares	Plus Shares	Shares
Ticker Symbol	VEIEX	VEMAX	VEMIX	VEMRX	VWO
Expense Ratio[1]	0.33%	0.15%	0.12%	0.10%	0.15%

Portfolio Characteristics
			FTSE
			Global
		FTSE	All Cap
		Emerging	ex US
	Fund	Index	Index
Number of Stocks	990	907	5,554
Median Market Cap	$17.4B	$17.4B	$25.7B
Price/Earnings Ratio	14.6x	14.1x	17.1x
Price/Book Ratio	1.9x	1.8x	1.7x
Return on Equity	18.7%	18.6%	14.4%
Earnings Growth
Rate	14.6%	14.6%	12.0%
Dividend Yield	2.6%	2.8%	2.9%
Turnover Rate	9%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
			FTSE
			Global
		FTSE	All Cap
		Emerging	ex US
	Fund	Index	Index
Basic Materials	7.1%	7.1%	7.8%
Consumer Goods	9.8	9.8	14.9
Consumer Services	7.2	7.2	8.1
Financials	29.8	30.0	26.5
Health Care	2.4	2.4	7.7
Industrials	10.4	10.3	13.9
Oil & Gas	10.7	10.8	7.9
Technology	10.3	10.2	4.9
Telecommunications	8.4	8.4	4.7
Utilities	3.9	3.8	3.6

Volatility Measures
	FTSE Global
	Spliced	All Cap
	Emerging	ex US
	Mkts Index	Index
R-Squared	0.97	0.80
Beta	0.98	1.05
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Taiwan Semiconductor
Manufacturing Co. Ltd.	Semiconductors	2.9%
Tencent Holdings Ltd.	Internet	2.1
China Mobile Ltd.	Mobile
	Telecommunications	1.8
China Construction Bank
Corp.	Banks	1.5
Petroleo Brasileiro SA	Integrated Oil & Gas	1.4
Industrial & Commercial
Bank of China Ltd.	Banks	1.3
Naspers Ltd.	Broadcasting &
	Entertainment	1.3
Itau Unibanco Holding
SA	Banks	1.2
Hon Hai Precision	Electrical
Industry Co. Ltd.	Components &
	Equipment	1.1
Banco Bradesco SA	Banks	1.1
Top Ten		15.7%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated February 27, 2014, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2014, the expense ratios were 0.33% for Investor Shares, 0.15% for Admiral Shares, 0.12% for Institutional Shares, 0.10% for Institutional Plus Shares, and 0.15% for FTSE Emerging Markets ETF Shares.

61

Emerging Markets Stock Index Fund

Market Diversification (% of equity exposure)
			FTSE
			Global
		FTSE	All Cap
		Emerging	ex US
	Fund	Index	Index
Europe	0.1%	0.0%	44.8%
Pacific	0.0%	0.0%	28.4%
Emerging Markets
China	21.9%	21.9%	4.0%
Taiwan	13.8	13.7	3.0
Brazil	11.9	12.1	2.2
India	11.4	11.3	2.1
South Africa	9.4	9.4	1.6
Mexico	6.0	6.0	1.1
Russia	4.9	4.9	0.8
Malaysia	4.8	4.8	1.0
Thailand	3.0	3.0	0.6
Indonesia	2.8	2.8	0.5
Poland	1.9	1.9	0.4
Turkey	1.9	1.8	0.4
Philippines	1.7	1.7	0.4
Chile	1.5	1.5	0.3
United Arab
Emirates	1.0	1.0	0.2
Colombia	1.0	0.9	0.2
Other	1.0	1.3	0.1
Subtotal	99.9%	100.0%	18.9%
North America	0.0%	0.0%	7.4%
Middle East	0.0%	0.0%	0.5%

62

Emerging Markets Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2004, Through October 31, 2014
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended October 31, 2014
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Emerging Markets Stock Index
	Fund Investor Shares	3.59%	4.92%	10.24%	$26,506
••••••••	Spliced Emerging Markets Index	3.37	4.96	10.58	27,340
– – – –	Emerging Markets Funds Average	1.00	4.61	9.28	24,281
	FTSE Global All Cap ex US Index	0.37	6.55	7.27	20,175
For a benchmark description, see the Glossary. Emerging Markets Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(6/23/2006)	Investment
Emerging Markets Stock Index Fund Admiral
Shares	3.79%	5.09%	6.98%	$17,571
Spliced Emerging Markets Index	3.37	4.96	7.15	17,808
FTSE Global All Cap ex US Index	0.37	6.55	4.62	14,588
"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standards.

See Financial Highlights for dividend and capital gains information.

63

Emerging Markets Stock Index Fund

		Average Annual Total Returns
	Periods Ended October 31, 2014

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Emerging Markets Stock Index Fund
Institutional Shares	3.85%	5.14%	10.45%	$13,510,941
Spliced Emerging Markets Index	3.37	4.96	10.58	13,670,097

FTSE Global All Cap ex US Index	0.37	6.55	7.27	10,087,747

		Since	Final Value
	One	Inception	of a $100,000,000
	Year	(12/15/2010)	Investment
Emerging Markets Stock Index Fund
Institutional Plus Shares	3.83%	0.43%	$101,670,441
Spliced Emerging Markets Index	3.37	0.42	101,624,224
FTSE Global All Cap ex US Index	0.37	4.36	117,971,047
"Since Inception" performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standards.

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(3/4/2005)	Investment
FTSE Emerging Markets ETF Shares
Net Asset Value	3.77%	5.09%	8.14%	$21,295
Spliced Emerging Markets Index	3.37	4.96	8.32	21,638
FTSE Global All Cap ex US Index	0.37	6.55	5.82	17,269
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: March 4, 2005, Through October 31, 2014
			Since
	One	Five	Inception
	Year	Years	(3/4/2005)
FTSE Emerging Markets ETF Shares Market Price	4.71%	28.87%	112.62%
FTSE Emerging Markets ETF Shares Net Asset
Value	3.77	28.15	112.95
Spliced Emerging Markets Index	3.37	27.36	116.38
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

64

Emerging Markets Stock Index Fund

Fiscal-Year Total Returns (%): October 31, 2004, Through October 31, 2014

For a benchmark description, see the Glossary.

Average Annual Total Returns: Periods Ended September 30, 2014
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	5/4/1994	5.96%	4.16%	10.24%
Admiral Shares	6/23/2006	6.16	4.32	6.75[1]
Institutional Shares	6/22/2000	6.19	4.38	10.45
Institutional Plus Shares	12/15/2010	6.19	—	-0.17[1]
FTSE Emerging Markets ETF
Shares	3/4/2005
Market Price		6.91	4.21	7.95[1]
Net Asset Value		6.12	4.32	7.95[1]
1 Return since inception.

65

Emerging Markets Stock Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of October 31, 2014

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Brazil
Itau Unibanco Holding SA ADR	25,850,571	381,554	0.6%
AMBEV SA	50,959,455	337,372	0.5%
Itau Unibanco Holding SA Preference Shares	22,280,186	330,633	0.5%
BRF SA	12,346,164	321,599	0.5%
Banco Bradesco SA ADR	19,534,892	292,633	0.5%
Banco Bradesco SA Preference Shares	19,414,586	292,442	0.4%
Petroleo Brasileiro SA Preference Shares	46,395,986	285,375	0.4%
Petroleo Brasileiro SA	47,001,197	276,933	0.4%
Petroleo Brasileiro SA ADR	16,496,928	201,757	0.3%
Banco Bradesco SA	9,397,471	138,421	0.2%
Petroleo Brasileiro SA ADR Series A	10,770,574	126,016	0.2%
Itau Unibanco Holding SA	3,627,955	47,852	0.1%
Brazil—Other †		4,748,623	7.3%
		7,781,210	11.9%

Chile †		978,971	1.5%

China
* Tencent Holdings Ltd.	84,827,060	1,350,540	2.1%
China Mobile Ltd.	96,232,067	1,197,101	1.8%
China Construction Bank Corp.	1,342,226,913	999,465	1.5%
Industrial & Commercial Bank of China Ltd.	1,340,666,003	886,092	1.4%
Bank of China Ltd.	1,380,748,177	660,006	1.0%
PetroChina Co. Ltd.	387,087,479	486,526	0.7%
CNOOC Ltd.	295,020,252	461,835	0.7%
China Life Insurance Co. Ltd.	136,515,470	407,510	0.6%
China Petroleum & Chemical Corp.	468,073,372	406,967	0.6%
Ping An Insurance Group Co. of China Ltd.	35,578,488	291,373	0.5%
China Overseas Land & Investment Ltd.	75,961,276	221,054	0.3%
Agricultural Bank of China Ltd.	473,736,065	219,732	0.3%

66

Emerging Markets Stock Index Fund

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
	China Telecom Corp. Ltd.	301,325,683	192,160	0.3%
	China Shenhua Energy Co. Ltd.	63,565,925	178,989	0.3%
	CITIC Ltd.	101,749,674	178,052	0.3%
	China Unicom Hong Kong Ltd.	83,650,248	125,431	0.2%
	China Resources Power Holdings Co. Ltd.	35,379,048	104,518	0.2%
	PICC Property & Casualty Co. Ltd.	55,836,601	102,412	0.2%
	China CITIC Bank Corp. Ltd.	141,616,719	92,251	0.1%
	Dongfeng Motor Group Co. Ltd.	55,256,744	85,414	0.1%
	China Resources Land Ltd.	34,871,200	83,172	0.1%
	China Oilfield Services Ltd.	34,163,800	71,323	0.1%
	Sinopharm Group Co. Ltd.	18,116,900	70,742	0.1%
	Kunlun Energy Co. Ltd.	52,193,230	70,144	0.1%
	China Longyuan Power Group Corp. Ltd.	61,839,800	66,058	0.1%
	China Communications Construction Co. Ltd.	84,344,504	65,089	0.1%
	China Resources Enterprise Ltd.	22,526,860	53,522	0.1%
^	China Coal Energy Co. Ltd.	78,066,800	48,333	0.1%
	China Railway Group Ltd.	73,809,408	45,892	0.1%
	China State Construction International Holdings Ltd.	29,250,872	45,824	0.1%
	Zhuzhou CSR Times Electric Co. Ltd.	9,572,000	44,724	0.1%
	China Railway Construction Corp. Ltd.	35,175,765	36,901	0.1%
	CSR Corp. Ltd.	34,687,377	36,055	0.1%
	China Resources Gas Group Ltd.	12,402,100	35,406	0.1%
*,^	Aluminum Corp. of China Ltd.	76,349,220	34,006	0.1%
*	China Taiping Insurance Holdings Co. Ltd.	14,945,707	32,814	0.1%
	AviChina Industry & Technology Co. Ltd.	40,764,000	30,987	0.1%
1	People’s Insurance Co. Group of China Ltd.	68,765,000	29,678	0.1%
*	China Cinda Asset Management Co. Ltd.	58,063,000	27,487	0.1%
	Sinotrans Ltd.	31,184,000	24,739	0.0%
	China Resources Cement Holdings Ltd.	35,766,686	24,287	0.0%
	Huaneng Renewables Corp. Ltd.	62,958,000	22,633	0.0%
	China Communications Services Corp. Ltd.	47,429,973	22,468	0.0%
*,^	China COSCO Holdings Co. Ltd.	49,412,000	22,434	0.0%
^	Sinopec Shanghai Petrochemical Co. Ltd.	68,314,788	21,205	0.0%
	Beijing Capital International Airport Co. Ltd.	28,408,564	20,849	0.0%
	Air China Ltd.	31,756,748	20,549	0.0%
1	Sinopec Engineering Group Co. Ltd.	20,596,272	19,910	0.0%
1	China Galaxy Securities Co. Ltd.	22,064,000	17,561	0.0%
	Franshion Properties China Ltd.	64,294,094	15,160	0.0%
	Metallurgical Corp. of China Ltd.	54,234,937	15,049	0.0%
^	Angang Steel Co. Ltd.	20,382,374	14,989	0.0%
	China Agri-Industries Holdings Ltd.	38,372,961	14,638	0.0%
	China BlueChemical Ltd.	35,255,405	12,598	0.0%
*,^	China Eastern Airlines Corp. Ltd.	30,124,000	11,452	0.0%
	China Southern Airlines Co. Ltd.	31,578,000	11,066	0.0%
^	Dongfang Electric Corp. Ltd.	5,527,630	9,373	0.0%
^	Harbin Electric Co. Ltd.	11,938,000	7,198	0.0%
	China Merchants Property Development Co. Ltd. Class B	4,178,770	6,990	0.0%
*,^	CITIC Resources Holdings Ltd.	50,156,000	6,986	0.0%
*,^	China Foods Ltd.	12,701,506	4,807	0.0%
^	China Machinery Engineering Corp.	8,117,639	4,604	0.0%
*,^	Sinofert Holdings Ltd.	28,510,000	4,426	0.0%
*	China Taiping Insurance Holdings Rights Exp. 11/18/14	3,138,598	1,922	0.0%
1	China—Other †		4,431,952	6.8%
			14,365,430	21.9%

67

Emerging Markets Stock Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Colombia †		625,902	1.0%

Czech Republic †		157,668	0.2%

Egypt †		85,161	0.1%

Hungary †		150,822	0.2%

India
Infosys Ltd.	8,702,741	578,408	0.9%
Housing Development Finance Corp.	28,612,618	515,946	0.8%
Reliance Industries Ltd.	29,119,043	474,447	0.7%
Tata Consultancy Services Ltd.	8,622,502	369,823	0.6%
ICICI Bank Ltd.	10,688,564	283,536	0.4%
Oil & Natural Gas Corp. Ltd.	37,691,561	251,514	0.4%
State Bank of India	2,701,276	119,098	0.2%
NTPC Ltd.	37,036,837	90,527	0.1%
Coal India Ltd.	11,983,014	72,801	0.1%
Power Grid Corp. of India Ltd.	28,809,592	68,404	0.1%
GAIL India Ltd.	5,603,206	48,249	0.1%
Bharat Heavy Electricals Ltd.	11,282,235	47,152	0.1%
NMDC Ltd.	14,329,271	40,075	0.1%
Bharat Petroleum Corp. Ltd.	3,288,680	39,252	0.1%
Indian Oil Corp. Ltd.	5,846,258	35,034	0.1%
Rural Electrification Corp. Ltd.	6,564,335	32,278	0.1%
Power Finance Corp. Ltd.	6,004,104	27,660	0.1%
Bank of Baroda	1,598,387	24,237	0.0%
Oil India Ltd.	2,262,455	23,624	0.0%
Steel Authority of India Ltd.	14,949,220	20,227	0.0%
Punjab National Bank	1,275,105	19,327	0.0%
Bharat Electronics Ltd.	383,327	13,006	0.0%
Hindustan Petroleum Corp. Ltd.	1,462,903	12,822	0.0%
Bank of India	2,191,539	10,207	0.0%
NHPC Ltd.	28,298,668	9,516	0.0%
Canara Bank	1,388,928	9,116	0.0%
Union Bank of India	2,030,318	7,477	0.0%
IDBI Bank Ltd.	5,806,899	6,698	0.0%
Oriental Bank of Commerce	1,194,783	5,567	0.0%
* Mangalore Refinery & Petrochemicals Ltd.	3,711,949	3,587	0.0%
State Bank of India GDR	39,524	3,474	0.0%
Corp Bank	482,151	2,658	0.0%
India—Other †		4,223,470	6.4%
		7,489,217	11.4%
Indonesia
Bank Central Asia Tbk PT	229,335,224	248,126	0.4%
Telekomunikasi Indonesia Persero Tbk PT	943,129,805	216,475	0.3%
Bank Rakyat Indonesia Persero Tbk PT	200,665,000	184,437	0.3%
Bank Mandiri Persero Tbk PT	174,486,780	149,747	0.2%
Perusahaan Gas Negara Persero Tbk PT	201,552,604	99,298	0.2%
Semen Indonesia Persero Tbk PT	55,405,404	73,792	0.1%
Bank Negara Indonesia Persero Tbk PT	139,844,461	68,913	0.1%
Jasa Marga Persero Tbk PT	37,870,600	20,118	0.0%
Tambang Batubara Bukit Asam Persero Tbk PT	16,558,825	17,758	0.0%

68

Emerging Markets Stock Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Aneka Tambang Persero Tbk PT	61,919,500	4,973	0.0%
Indonesia—Other †		763,362	1.2%
		1,846,999	2.8%
Malaysia
Public Bank Bhd. (Local)	57,052,700	321,970	0.5%
Malayan Banking Bhd.	80,207,588	236,555	0.4%
1 Malaysia—Other †		2,600,114	3.9%
		3,158,639	4.8%
Mexico
America Movil SAB de CV	549,659,191	670,632	1.0%
Fomento Economico Mexicano SAB de CV	39,648,552	381,344	0.6%
Grupo Televisa SAB	48,661,052	351,671	0.5%
* Cemex SAB de CV	220,563,803	271,728	0.4%
Grupo Financiero Banorte SAB de CV	41,728,351	267,700	0.4%
Grupo Mexico SAB de CV Class B	72,941,065	250,625	0.4%
Wal-Mart de Mexico SAB de CV	103,105,530	238,350	0.4%
Mexico—Other †		1,474,876	2.3%
		3,906,926	6.0%

Morocco †		2,275	0.0%

Peru †		202,587	0.3%

Philippines †		1,110,876	1.7%

Poland †		1,242,599	1.9%

Russia
Gazprom OAO ADR	59,342,737	393,852	0.6%
Sberbank of Russia	193,804,608	343,594	0.5%
Magnit PJSC GDR	5,117,582	343,321	0.5%
Lukoil OAO ADR	5,891,020	289,639	0.4%
Gazprom OAO	83,276,983	274,028	0.4%
Rosneft OAO GDR	15,019,095	83,765	0.1%
AK Transneft OAO Preference Shares	28,290	61,832	0.1%
VTB Bank OJSC	58,129,231,072	54,075	0.1%
RusHydro JSC	2,341,602,363	37,730	0.1%
Rosneft OAO	6,628,175	36,976	0.1%
1 VTB Bank OJSC GDR	18,988,746	35,941	0.1%
* Inter RAO JSC	41,677,450,909	9,171	0.0%
Aeroflot - Russian Airlines OJSC	9,430,172	8,378	0.0%
Sberbank of Russia ADR	1,054,192	8,019	0.0%
Federal Grid Co. Unified Energy System JSC	5,323,286,228	6,655	0.0%
* Rosseti JSC	407,033,605	4,894	0.0%
Russia—Other †		1,246,152	1.9%
		3,238,022	4.9%
South Africa
Naspers Ltd.	6,632,456	824,409	1.2%
MTN Group Ltd.	32,214,400	713,106	1.1%
Sasol Ltd.	10,141,282	506,677	0.8%
Standard Bank Group Ltd.	22,468,709	282,881	0.4%
FirstRand Ltd.	60,868,326	260,447	0.4%

69

Emerging Markets Stock Index Fund

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
Steinhoff International Holdings Ltd.		46,238,990	236,552	0.4%
South Africa—Other †			3,307,129	5.0%
			6,131,201	9.3%

Spain †			57,537	0.1%

Taiwan
Taiwan Semiconductor Manufacturing Co. Ltd.		248,721,845	1,073,591	1.6%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR		38,585,778	849,659	1.3%
Hon Hai Precision Industry Co. Ltd.		232,014,722	734,263	1.1%
MediaTek Inc.		26,697,192	390,604	0.6%
Cathay Financial Holding Co. Ltd.		147,757,966	244,339	0.4%
Taiwan—Other †			5,722,393	8.7%
			9,014,849	13.7%

Thailand †			1,956,145	3.0%

Turkey †			1,216,870	1.9%

United Arab Emirates †			675,348	1.0%
Total Common Stocks (Cost $61,738,912)			65,395,254	99.6%[2]

	Coupon
Temporary Cash Investments
Money Market Fund
[3,4] Vanguard Market Liquidity Fund	0.114%	1,053,190,170	1,053,190	1.6%

5U.S. Government and Agency Obligations †			19,098	0.0%
Total Temporary Cash Investments (Cost $1,072,289)			1,072,288	1.6%[2]
Total Investments (Cost $62,811,201)			66,467,542	101.2%
Other Assets and Liabilities
Other Assets			228,661	0.3%
Liabilities[4]			(1,007,360)	(1.5%)
			(778,699)	(1.2%)
Net Assets			65,688,843	100.0%

At October 31, 2014, net assets consisted of:
				Amount
				($000)
Paid-in Capital				66,152,076
Undistributed Net Investment Income				52,001
Accumulated Net Realized Losses				(4,166,358)
Unrealized Appreciation (Depreciation)
Investment Securities				3,656,341
Futures Contracts				(4,298)
Foreign Currencies				(919)
Net Assets				65,688,843

70

Emerging Markets Stock Index Fund

Amount
($000)
Investor Shares—Net Assets
Applicable to 76,354,900 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,063,020
Net Asset Value Per Share—Investor Shares	$27.02

Admiral Shares—Net Assets
Applicable to 249,956,104 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	8,869,834
Net Asset Value Per Share—Admiral Shares	$35.49

Institutional Shares—Net Assets
Applicable to 148,289,594 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,001,633
Net Asset Value Per Share—Institutional Shares	$26.99

Institutional Plus Shares—Net Assets
Applicable to 30,676,113 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,753,861
Net Asset Value Per Share—Institutional Plus Shares	$89.77

ETF Shares—Net Assets
Applicable to 1,125,068,862 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	48,000,495
Net Asset Value Per Share—ETF Shares	$42.66

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $724,345,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2014, the aggregate value of these securities was $144,181,000, representing 0.2% of net assets.
2 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 1.2%, respectively, of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $781,627,000 of collateral received for securities on loan.
5 Securities with a value of $12,999,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.

71

Emerging Markets Stock Index Fund

Statement of Operations

Year Ended
October 31, 2014
($000)
Investment Income
Income
Dividends[1]	1,766,752
Interest[2]	362
Securities Lending	31,944
Total Income	1,799,058
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,610
Management and Administrative—Investor Shares	4,919
Management and Administrative—Admiral Shares	5,187
Management and Administrative—Signal Shares	568
Management and Administrative—Institutional Shares	1,200
Management and Administrative—Institutional Plus Shares	346
Management and Administrative—ETF Shares	27,775
Marketing and Distribution—Investor Shares	467
Marketing and Distribution—Admiral Shares	1,073
Marketing and Distribution—Signal Shares	305
Marketing and Distribution—Institutional Shares	873
Marketing and Distribution—Institutional Plus Shares	587
Marketing and Distribution—ETF Shares	10,007
Custodian Fees	36,267
Auditing Fees	48
Shareholders’ Reports—Investor Shares	111
Shareholders’ Reports—Admiral Shares	60
Shareholders’ Reports—Signal Shares	15
Shareholders’ Reports—Institutional Shares	19
Shareholders’ Reports—Institutional Plus Shares	—
Shareholders’ Reports—ETF Shares	1,255
Trustees’ Fees and Expenses	45
Total Expenses	94,737
Net Investment Income	1,704,321
Realized Net Gain (Loss)
Investment Securities Sold	(1,386,220)
Futures Contracts	20,153
Foreign Currencies	(5,642)
Realized Net Gain (Loss)	(1,371,709)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	1,478,396
Futures Contracts	(6,164)
Foreign Currencies	(672)
Change in Unrealized Appreciation (Depreciation)	1,471,560
Net Increase (Decrease) in Net Assets Resulting from Operations	1,804,172

1 Dividends are net of foreign withholding taxes of $185,915,000.
2 Interest income from an affiliated company of the fund was $348,000.
See accompanying Notes, which are an integral part of the Financial Statements.

72

Emerging Markets Stock Index Fund

Statement of Changes in Net Assets

	Year Ended October 31
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,704,321	1,862,694
Realized Net Gain (Loss)	(1,371,709)	3,307,815
Change in Unrealized Appreciation (Depreciation)	1,471,560	(2,315,290)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,804,172	2,855,219
Distributions
Net Investment Income
Investor Shares	(54,715)	(67,382)
Admiral Shares	(211,231)	(223,614)
Signal Shares	(27,666)	(38,274)
Institutional Shares	(107,801)	(104,184)
Institutional Plus Shares	(74,398)	(71,369)
ETF Shares	(1,306,758)	(1,757,080)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
ETF Shares	—	—
Total Distributions	(1,782,569)	(2,261,903)
Capital Share Transactions
Investor Shares	(135,545)	(181,983)
Admiral Shares	1,834,672	75,340
Signal Shares	(1,387,323)	459,927
Institutional Shares	402,491	1,045,928
Institutional Plus Shares	410,168	710,176
ETF Shares	(2,957,902)	(6,490,426)
Net Increase (Decrease) from Capital Share Transactions	(1,833,439)	(4,381,038)
Total Increase (Decrease)	(1,811,836)	(3,787,722)
Net Assets
Beginning of Period	67,500,679	71,288,401
End of Period[1]	65,688,843	67,500,679

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $52,001,000 and $130,679,000.

See accompanying Notes, which are an integral part of the Financial Statements.

73

Emerging Markets Stock Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$26.78	$26.36	$26.39	$29.49	$23.90
Investment Operations
Net Investment Income	. 672.667		.576	.589	.521[1]
Net Realized and Unrealized Gain (Loss)
on Investments [2]	.271	.548	.237	(3.255)	5.383
Total from Investment Operations	.943	1.215	.813	(2.666)	5.904
Distributions
Dividends from Net Investment Income	(.703)	(.795)	(.843)	(.434)	(.314)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.703)	(.795)	(.843)	(.434)	(.314)
Net Asset Value, End of Period	$27.02	$26.78	$26.36	$26.39	$29.49

Total Return[3]	3.59%	4.78%	3.30%	-9.20%	24.92%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,063	$2,181	$2,333	$2,585	$5,597
Ratio of Total Expenses to Average Net Assets	0.33%	0.33%	0.33%	0.33%	0.35%
Ratio of Net Investment Income to
Average Net Assets	2.56%	2.45%	2.38%	2.25%	1.97%
Portfolio Turnover Rate [4]	9%	26%	8%	10%	12%

1 Calculated based on average shares outstanding.
2 Includes increases from purchase and redemption fees of $.00, $.00, $.00, $.02, and $.04. Purchase and redemption fees were eliminated effective February 29, 2012, and May 23, 2012, respectively.
3 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

74

Emerging Markets Stock Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$35.17	$34.65	$34.71	$38.82	$31.45
Investment Operations
Net Investment Income	. 946	. 940	. 816.820		.696[1]
Net Realized and Unrealized Gain (Loss)
on Investments [2]	.361	.709	.311	(4.277)	7.119
Total from Investment Operations	1.307	1.649	1.127	(3.457)	7.815
Distributions
Dividends from Net Investment Income	(.987)	(1.129)	(1.187)	(. 653)	(. 445)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.987)	(1.129)	(1.187)	(. 653)	(. 445)
Net Asset Value, End of Period	$35.49	$35.17	$34.65	$34.71	$38.82

Total Return[3]	3.79%	4.94%	3.49%	-9.09%	25.08%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,870	$6,959	$6,801	$6,486	$4,761
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.18%	0.20%	0.22%
Ratio of Net Investment Income to
Average Net Assets	2.74%	2.63%	2.53%	2.38%	2.10%
Portfolio Turnover Rate [4]	9%	26%	8%	10%	12%

1 Calculated based on average shares outstanding.
2 Includes increases from redemption fees of $.00, $.00, $.01, $.02, and $.03. Purchase and redemption fees were eliminated effective February 29, 2012, and May 23, 2012, respectively.
3 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

75

Emerging Markets Stock Index Fund

Financial Highlights

Signal Shares
	Nov. 1,
	2013 to
For a Share Outstanding	Oct. 24,		Year Ended October 31,
Throughout Each Period	2014[1]	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$33.81	$33.31	$33.38	$37.34	$30.26
Investment Operations
Net Investment Income	.896	.906	.788	.813	.690[2]
Net Realized and Unrealized Gain (Loss)
on Investments [3]	(.740)	.685	.285	(4.129)	6.818
Total from Investment Operations	.156	1.591	1.073	(3.316)	7.508
Distributions
Dividends from Net Investment Income	(.946)	(1.091)	(1.143)	(.644)	(.428)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.946)	(1.091)	(1.143)	(.644)	(.428)
Net Asset Value, End of Period	$33.02[1]	$33.81	$33.31	$33.38	$37.34

Total Return [4]	0.44%	4.96%	3.46%	-9.07%	25.04%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	—	$1,399	$927	$666	$644
Ratio of Total Expenses to Average Net Assets	0.15%[5]	0.15%	0.18%	0.20%	0.22%
Ratio of Net Investment Income to
Average Net Assets	2.62%[5]	2.63%	2.53%	2.38%	2.10%
Portfolio Turnover Rate[6]	9%	26%	8%	10%	12%

1 Net asset value as of October 24, 2014, on which date the Signal Shares were converted to Admiral Shares.
2 Calculated based on average shares outstanding.
3 Includes increases from redemption fees of $.00, $.00, $.00, $.02, and $.03. Purchase and redemption fees were eliminated effective February 29, 2012, and May 23, 2012, respectively.
4 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
5 Annualized.
6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

76

Emerging Markets Stock Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$26.74	$26.36	$26.42	$29.55	$23.94
Investment Operations
Net Investment Income	.726	.725	.643	.657	.571[1]
Net Realized and Unrealized Gain (Loss)
on Investments [2]	.283	.532	.225	(3.259)	5.388
Total from Investment Operations	1.009	1.257	.868	(2.602)	5.959
Distributions
Dividends from Net Investment Income	(.759)	(.877)	(.928)	(.528)	(.349)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.759)	(.877)	(.928)	(.528)	(.349)
Net Asset Value, End of Period	$26.99	$26.74	$26.36	$26.42	$29.55

Total Return[3]	3.85%	4.95%	3.54%	-9.00%	25.13%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,002	$3,558	$2,495	$1,305	$3,473
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.13%	0.15%
Ratio of Net Investment Income to
Average Net Assets	2.77%	2.66%	2.59%	2.45%	2.17%
Portfolio Turnover Rate [4]	9%	26%	8%	10%	12%

1 Calculated based on average shares outstanding.
2 Includes increases from purchase and redemption fees of $.00, $.00, $.00, $.02, and $.02. Purchase and redemption fees were eliminated effective February 29, 2012, and May 23, 2012, respectively.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

77

Emerging Markets Stock Index Fund

Financial Highlights

Institutional Plus Shares
				Dec. 15,
				2010[1] to
	Year Ended October 31,			Oct. 31,
For a Share Outstanding Throughout Each Period	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$88.97	$87.68	$87.90	$99.35
Investment Operations
Net Investment Income	2.436	2.426	2.131	2.215
Net Realized and Unrealized Gain (Loss) on Investments[2]	.904	1.792	.776	(11.911)
Total from Investment Operations	3.340	4.218	2.907	(9.696)
Distributions
Dividends from Net Investment Income	(2.540)	(2.928)	(3.127)	(1.754)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(2.540)	(2.928)	(3.127)	(1.754)
Net Asset Value, End of Period	$89.77	$88.97	$87.68	$87.90

Total Return[3]	3.83%	4.99%	3.56%	-9.95%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,754	$2,320	$1,607	$1,581
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%[4]
Ratio of Net Investment Income to Average Net Assets	2.79%	2.68%	2.61%	2.48%[4]
Portfolio Turnover Rate [5]	9%	26%	8%	10%

1 Inception.
2 Includes increases from purchase and redemption fees of $.00, $.00, $.01, and $.05. Purchase and redemption fees were eliminated effective February 29, 2012, and May 23, 2012, respectively.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Emerging Markets Stock Index Fund

Financial Highlights

FTSE Emerging Markets ETF Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$42.28	$41.65	$41.73	$46.70	$37.84
Investment Operations
Net Investment Income	1.137	1.129	.984	1.019	.870[1]
Net Realized and Unrealized Gain (Loss)
on Investments [2]	.428	.860	.367	(5.174)	8.535
Total from Investment Operations	1.565	1.989	1.351	(4.155)	9.405
Distributions
Dividends from Net Investment Income	(1.185)	(1.359)	(1.431)	(.815)	(.545)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.185)	(1.359)	(1.431)	(.815)	(.545)
Net Asset Value, End of Period	$42.66	$42.28	$41.65	$41.73	$46.70

Total Return	3.77%	4.97%	3.47%	-9.09%	25.07%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$48,000	$51,083	$57,125	$46,289	$40,817
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.18%	0.20%	0.22%
Ratio of Net Investment Income to
Average Net Assets	2.74%	2.63%	2.53%	2.38%	2.10%
Portfolio Turnover Rate [3]	9%	26%	8%	10%	12%

1 Calculated based on average shares outstanding.
2 Includes increases from purchase and redemption fees of $.00, $.00, $.01, $.02, and $.03. Purchase and redemption fees were eliminated effective February 29, 2012, and May 23, 2012, respectively.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Emerging Markets Stock Index Fund

Notes to Financial Statements

Vanguard Emerging Markets Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers five classes of shares: Investor Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares, known as Vanguard FTSE Emerging Markets ETF shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Prior to October 24, 2014, the fund offered Signal Shares. Effective at the close of business on October 24, 2014, the Signal Shares were converted to Admiral Shares.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in

80

Emerging Markets Stock Index Fund

the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended October 31, 2014, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2011–2014), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

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Emerging Markets Stock Index Fund

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at October 31, 2014, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to invest up to 0.40% of its net assets in Vanguard. At October 31, 2014, the fund had contributed capital of $6,413,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 2.56% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

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Emerging Markets Stock Index Fund

The following table summarizes the market value of the fund’s investments as of October 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	6,826,509	6,663,819	5,268
Common Stocks—Other	1,572,174	50,231,878	95,606
Temporary Cash Investments	1,053,190	19,098	—
Futures Contracts—Assets[1]	2,262	—	—
Total	9,454,135	56,914,795	100,874
1 Represents variation margin on the last day of the reporting period.

Securities in certain countries may transfer between Level 1 and Level 2 because of differences in stock market closure times that may result from transitions between standard and daylight saving time in those countries and the United States. Based on values on the date of transfer, securities valued at $5,673,059,000 based on Level 1 inputs were transferred from Level 2 during the fiscal year. Additionally, based on values on the date of transfer, securities valued at $6,628,073,000 based on Level 2 inputs were transferred from Level 1 during the fiscal year.

D. At October 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
MSCI Emerging Markets Index	December 2014	3,242	164,305	(8,014)
E-mini S&P 500 Index	December 2014	1,000	100,570	2,823
MSCI Taiwan Index	November 2014	1,000	33,390	893
				(4,298)

Unrealized appreciation (depreciation) on open MSCI Emerging Markets Index and E-mini S&P 500 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

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Emerging Markets Stock Index Fund

During the year ended October 31, 2014, the fund realized net foreign currency losses of $5,642,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be passive foreign investment companies, for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the year ended October 31, 2014, the fund realized gains on the sale of passive foreign investment companies of $5,212,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Passive foreign investment companies held at October 31, 2014, had unrealized appreciation of $39,428,000.

During the year ended October 31, 2014, the fund realized $616,791,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at October 31, 2014, the fund had $143,136,000 of ordinary income available for distribution. At October 31, 2014, the fund had available capital losses totaling $4,171,549,000 to offset future net capital gains. Of this amount, $2,165,283,000 is subject to expiration dates; $59,682,000 may be used to offset future net capital gains through October 31, 2016, $1,591,794,000 through October 31, 2017, $212,374,000 through October 31, 2018, and $301,433,000 through October 31, 2019. Capital losses of $2,006,266,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At October 31, 2014, the cost of investment securities for tax purposes was $62,850,629,000. Net unrealized appreciation of investment securities for tax purposes was $3,616,913,000, consisting of unrealized gains of $12,617,428,000 on securities that had risen in value since their purchase and $9,000,515,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended October 31, 2014, the fund purchased $8,370,609,000 of investment securities and sold $10,614,498,000 of investment securities, other than temporary cash investments. Purchases and sales include $2,369,766,000 and $5,291,124,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:
			Year Ended October 31,
		2014		2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	452,183	17,297	467,727	17,369
Issued in Lieu of Cash Distributions	51,321	1,929	63,019	2,459
Redeemed	(639,049)	(24,336)	(712,729)	(26,865)
Net Increase (Decrease)—Investor Shares	(135,545)	(5,110)	(181,983)	(7,037)

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Emerging Markets Stock Index Fund

			Year Ended October 31,
		2014		2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Admiral Shares
Issued[1]	2,886,209	82,926	1,340,995	37,938
Issued in Lieu of Cash Distributions	188,705	5,400	200,948	5,964
Redeemed	(1,240,242)	(36,247)	(1,466,603)	(42,308)
Net Increase (Decrease) —Admiral Shares	1,834,672	52,079	75,340	1,594
Signal Shares
Issued	371,246	11,327	816,165	24,280
Issued in Lieu of Cash Distributions	23,257	699	33,455	1,038
Redeemed[1]	(1,781,826)	(53,414)	(389,693)	(11,763)
Net Increase (Decrease)—Signal Shares	(1,387,323)	(41,388)	459,927	13,555
Institutional Shares
Issued	1,415,770	54,296	1,710,001	63,821
Issued in Lieu of Cash Distributions	99,153	3,728	85,408	3,345
Redeemed	(1,112,432)	(42,784)	(749,481)	(28,777)
Net Increase (Decrease) —Institutional Shares	402,491	15,240	1,045,928	38,389
Institutional Plus Shares
Issued	802,266	9,114	1,158,428	12,922
Issued in Lieu of Cash Distributions	66,245	749	64,803	764
Redeemed	(458,343)	(5,261)	(513,055)	(5,942)
Net Increase (Decrease) —Institutional Plus Shares	410,168	4,602	710,176	7,744
ETF Shares
Issued	4,796,082	112,270	3,964,471	94,396
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(7,753,984)	(195,400)	(10,454,897)	(257,600)
Net Increase (Decrease)—ETF Shares	(2,957,902)	(83,130)	(6,490,426)	(163,204)
1 Admiral Shares Issued and Signal Shares Redeemed include $1,127,550,000 from the conversion of Signal Shares to Admiral Shares during the 2014 fiscal year.

H. Management has determined that no material events or transactions occurred subsequent to October 31, 2014, that would require recognition or disclosure in these financial statements.

85

Report of Independent Registered
Public Accounting Firm

To the Board of Trustees of Vanguard International Equity Index Funds and the Shareholders of Vanguard European Stock Index Fund, Vanguard Pacific Stock Index Fund and Vanguard Emerging Markets Stock Index Fund:

In our opinion, the accompanying statements of net assets—investments summary and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard European Stock Index Fund, Vanguard Pacific Stock Index Fund and Vanguard Emerging Markets Stock Index Fund (constituting separate portfolios of Vanguard International Equity Index Funds, hereafter referred to as the “Funds”) at October 31, 2014, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2014 by correspondence with the custodian and brokers, by agreement to the underlying ownership records of the transfer agent and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 11, 2014

86

Special 2014 tax information (unaudited) for Vanguard European Stock Index Fund

This information for the fiscal year ended October 31, 2014, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $740,177,000 of qualified dividend income to shareholders during the fiscal year.

The fund designates to shareholders foreign source income of $798,698,000 and foreign taxes paid of $35,477,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2015 to determine the calendar year amounts to be included on their 2014 tax returns.

Special 2014 tax information (unaudited) for Vanguard Pacific Stock Index Fund

This information for the fiscal year ended October 31, 2014, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $107,332,000 of qualified dividend income to shareholders during the fiscal year.

The fund designates to shareholders foreign source income $143,060,000 and foreign taxes paid of $6,645,000. Shareholders will receive more detailed information with their Form 1099-DIV in
January 2015 to determine the calendar year amounts to be included on their 2014 tax returns.

Special 2014 tax information (unaudited) for Vanguard Emerging Markets Stock Index Fund

This information for the fiscal year ended October 31, 2014, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $872,128,000 of qualified dividend income to shareholders during the fiscal year.

The fund designates to shareholders foreign source income $1,814,457,000 and foreign taxes paid of $191,243,000. Shareholders will receive more detailed information with their Form 1099-DIV in
January 2015 to determine the calendar year amounts to be included on their 2014 tax returns.

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Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income, using actual prior-year figures and estimates for 2014. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: International Stock Index Funds
Periods Ended October 31, 2014

	One	Five	Ten
	Year	Years	Years
European Stock Index Fund Investor Shares
Returns Before Taxes	-0.73%	6.91%	6.11%
Returns After Taxes on Distributions	-1.75	6.11	5.41
Returns After Taxes on Distributions and Sale of Fund Shares	0.30	5.54	5.01

	One	Five	Ten
	Year	Years	Years
Pacific Stock Index Fund Investor Shares
Returns Before Taxes	1.21%	7.15%	5.62%
Returns After Taxes on Distributions	0.45	6.47	5.10
Returns After Taxes on Distributions and Sale of Fund Shares	1.06	5.61	4.52

	One	Five	Ten
	Year	Years	Years
Emerging Markets Stock Index Fund Investor Shares
Returns Before Taxes	3.59%	4.92%	10.24%
Returns After Taxes on Distributions	2.71	4.40	9.78
Returns After Taxes on Distributions and Sale of Fund Shares	2.30	3.86	8.51

88

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

89

Six Months Ended October 31, 2014
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	4/30/2014	10/31/2014	Period
Based on Actual Fund Return
European Stock Index Fund
Investor Shares	$1,000.00	$913.19	$1.25
Admiral Shares	1,000.00	913.77	0.58
Institutional Shares	1,000.00	913.92	0.43
FTSE Europe ETF Shares	1,000.00	913.93	0.58
Pacific Stock Index Fund
Investor Shares	$1,000.00	$1,041.79	$1.34
Admiral Shares	1,000.00	1,041.97	0.62
Institutional Shares	1,000.00	1,041.99	0.46
FTSE Pacific ETF Shares	1,000.00	1,041.98	0.62
Emerging Markets Stock Index Fund
Investor Shares	$1,000.00	$1,066.29	$1.72
Admiral Shares	1,000.00	1,067.16	0.78
Institutional Shares	1,000.00	1,067.51	0.63
Institutional Plus Shares	1,000.00	1,067.25	0.52
FTSE Emerging Markets ETF Shares	1,000.00	1,066.69	0.78

90

Six Months Ended October 31, 2014
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	4/30/2014	10/31/2014	Period
Based on Hypothetical 5% Yearly Return
European Stock Index Fund
Investor Shares	$1,000.00	$1,023.89	$1.33
Admiral Shares	1,000.00	1,024.60	0.61
Institutional Shares	1,000.00	1,024.75	0.46
FTSE Europe ETF Shares	1,000.00	1,024.60	0.61
Pacific Stock Index Fund
Investor Shares	$1,000.00	$1,023.89	$1.33
Admiral Shares	1,000.00	1,024.60	0.61
Institutional Shares	1,000.00	1,024.75	0.46
FTSE Pacific ETF Shares	1,000.00	1,024.60	0.61
Emerging Markets Stock Index Fund
Investor Shares	$1,000.00	$1,023.54	$1.68
Admiral Shares	1,000.00	1,024.45	0.77
Institutional Shares	1,000.00	1,024.60	0.61
Institutional Plus Shares	1,000.00	1,024.70	0.51
FTSE Emerging Markets ETF Shares	1,000.00	1,024.45	0.77

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the European Stock Index Fund, 0.26% for Investor Shares, 0.12% for Admiral Shares, 0.09% for Institutional Shares, and 0.12% for FTSE Europe ETF Shares; for the Pacific Stock Index Fund, 0.26% for Investor Shares, 0.12% for Admiral Shares, 0.09% for Institutional Shares, and 0.12% for FTSE Pacific ETF Shares; and for the Emerging Markets Stock Index Fund, 0.33% for Investor Shares, 0.15% for Admiral Shares, 0.12% for Institutional Shares, 0.10% for Institutional Plus Shares, and 0.15% for FTSE Emerging Markets ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

91

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

92

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Emerging Markets Index: Select Emerging Markets Index through August 23, 2006; MSCI Emerging Markets Index through January 9, 2013; FTSE Emerging Transition Index through June 27, 2013; and FTSE Emerging Index thereafter. Benchmark returns are adjusted for withholding taxes.

Spliced European Index: MSCI Europe Index through March 26, 2013; FTSE Developed Europe Index thereafter. Benchmark returns are adjusted for withholding taxes.

Spliced Pacific Stock Index: MSCI Pacific Index through March 26, 2013; FTSE Developed Asia Pacific Index thereafter. Benchmark returns are adjusted for withholding taxes.

93

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 177 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee1	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital.
F. William McNabb III
Born 1957. Trustee Since July 2009. Chairman of the	Amy Gutmann
Board. Principal Occupation(s) During the Past Five	Born 1949. Trustee Since June 2006. Principal
Years: Chairman of the Board of The Vanguard Group,	Occupation(s) During the Past Five Years: President of
Inc., and of each of the investment companies served	the University of Pennsylvania; Christopher H. Browne
by The Vanguard Group, since January 2010; Director	Distinguished Professor of Political Science, School of
of The Vanguard Group since 2008; Chief Executive	Arts and Sciences, and Professor of Communication,
Officer and President of The Vanguard Group, and of	Annenberg School for Communication, with secondary
each of the investment companies served by The	faculty appointments in the Department of Philosophy,
Vanguard Group, since 2008; Director of Vanguard	School of Arts and Sciences, and at the Graduate
Marketing Corporation; Managing Director of The	School of Education, University of Pennsylvania;
Vanguard Group (1995–2008).	Trustee of the National Constitution Center; Chair
of the Presidential Commission for the Study of
IndependentTrustees	Bioethical Issues.

Emerson U. Fullwood	JoAnn Heffernan Heisen
Born 1948. Trustee Since January 2008. Principal	Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Executive	Occupation(s) During the Past Five Years: Corporate
Chief Staff and Marketing Officer for North America	Vice President and Chief Global Diversity Officer
and Corporate Vice President (retired 2008) of Xerox	(retired 2008) and Member of the Executive
Corporation (document management products and	Committee (1997–2008) of Johnson & Johnson
services); Executive in Residence and 2009–2010	(pharmaceuticals/medical devices/consumer
Distinguished Minett Professor at the Rochester	products); Director of Skytop Lodge Corporation
Institute of Technology; Director of SPX Corporation	(hotels), the University Medical Center at Princeton,
(multi-industry manufacturing), the United Way of	the Robert Wood Johnson Foundation, and the Center
Rochester, Amerigroup Corporation (managed health	for Talent Innovation; Member of the Advisory Board
care), the University of Rochester Medical Center,	of the Maxwell School of Citizenship and Public Affairs
Monroe Community College Foundation, and North	at Syracuse University.
Carolina A&T University.
F. Joseph Loughrey
Rajiv L. Gupta	Born 1949. Trustee Since October 2009. Principal
Born 1945. Trustee Since December 2001.[2]	Occupation(s) During the Past Five Years: President
Principal Occupation(s) During the Past Five Years:	and Chief Operating Officer (retired 2009) of Cummins
Chairman and Chief Executive Officer (retired 2009)	Inc. (industrial machinery); Chairman of the Board
and President (2006–2008) of Rohm and Haas Co.	of Hillenbrand, Inc. (specialized consumer services),
(chemicals); Director of Tyco International, Ltd.	and of Oxfam America; Director of SKF AB (industrial
(diversified manufacturing and services), Hewlett-	machinery), Hyster-Yale Materials Handling, Inc.
Packard Co. (electronic computer manufacturing),	(forklift trucks), the Lumina Foundation for Education,

and the V Foundation for Cancer Research; Member	Executive Officers
of the Advisory Council for the College of Arts and
Letters and of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies, both at the	Born 1967. Controller Since July 2010. Principal
University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer (retired 2013)
at IBM (information technology services); Fiduciary	Thomas J. Higgins
Member of IBM’s Retirement Plan Committee (2004–	Born 1957. Chief Financial Officer Since September
2013); Member of the Council on Chicago Booth.	2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Scott C. Malpass	Financial Officer of each of the investment companies
Born 1962. Trustee Since March 2012. Principal	served by The Vanguard Group; Treasurer of each of
Occupation(s) During the Past Five Years: Chief	the investment companies served by The Vanguard
Investment Officer and Vice President at the University	Group (1998–2008).
of Notre Dame; Assistant Professor of Finance at the
Mendoza College of Business at Notre Dame; Member	Kathryn J. Hyatt
of the Notre Dame 403(b) Investment Committee;	Born 1955. Treasurer Since November 2008. Principal
Board Member of TIFF Advisory Services, Inc.	Occupation(s) During the Past Five Years: Principal of
(investment advisor); Member of the Investment	The Vanguard Group, Inc.; Treasurer of each of the
Advisory Committees of the Financial Industry	investment companies served by The Vanguard
Regulatory Authority (FINRA) and of Major League	Group; Assistant Treasurer of each of the investment
Baseball.	companies served by The Vanguard Group (1988–2008).

André F. Perold	Heidi Stam
Born 1952. Trustee Since December 2004. Principal	Born 1956. Secretary Since July 2005. Principal
Occupation(s) During the Past Five Years: George	Occupation(s) During the Past Five Years: Managing
Gund Professor of Finance and Banking, Emeritus	Director of The Vanguard Group, Inc.; General Counsel
at the Harvard Business School (retired 2011);	of The Vanguard Group; Secretary of The Vanguard
Chief Investment Officer and Managing Partner of	Group and of each of the investment companies
HighVista Strategies LLC (private investment firm);	served by The Vanguard Group; Director and Senior
Director of Rand Merchant Bank; Overseer of the	Vice President of Vanguard Marketing Corporation.
Museum of Fine Arts Boston.
Vanguard Senior ManagementTeam
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Mortimer J. Buckley	Chris D. McIsaac
Occupation(s) During the Past Five Years: Chairman,	Kathleen C. Gubanich	Michael S. Miller
President, and Chief Executive Officer of NACCO	Paul A. Heller	James M. Norris
Industries, Inc. (housewares/lignite), and of Hyster-	Martha G. King	Glenn W. Reed
Yale Materials Handling, Inc. (forklift trucks); Chairman	John T. Marcante
of the Board of University Hospitals of Cleveland.
Chairman Emeritus and Senior Advisor
Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal	John J. Brennan
Occupation(s) During the Past Five Years: President	Chairman, 1996–2009
and Chief Operating Officer (retired 2010) of Corning	Chief Executive Officer and President, 1996–2008
Incorporated (communications equipment); Trustee of
Colby-Sawyer College; Member of the Advisory Board	Founder
of the Norris Cotton Cancer Center and of the Advisory
Board of the Parthenon Group (strategy consulting).	John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

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This material may be used in conjunction	advise, recommend, endorse, or promote the Product
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fund only if preceded or accompanied by	person arising out of (a) the use of, reliance on, or any
the fund’s current prospectus.	error in the Index or (b) investment in or operation of
the Product. FTSE makes no claim, prediction, warranty,
All comparative mutual fund data are from Lipper, a	or representation either as to the results to be obtained
Thomson Reuters Company, or Morningstar, Inc., unless	from the Product or the suitability of the Index for the
otherwise noted.	purpose to which it is being put by Vanguard.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2014 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q720 122014

Annual Report | October 31, 2014

Vanguard Total World Stock Index Fund

The mission continues

On May 1, 1975, Vanguard began operations, a fledgling company based on the simple but revolutionary idea that a mutual fund company should be managed solely in the interest of its investors.

Four decades later, that revolutionary spirit continues to animate the enterprise. Vanguard remains on a mission to give investors the best chance of investment success.

As we mark our 40th anniversary, we thank you for entrusting your assets to Vanguard and giving us the opportunity to help you reach your financial goals in the decades to come.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	8
Performance Summary.	10
Financial Statements.	13
Your Fund’s After-Tax Returns.	33
About Your Fund’s Expenses.	34
Glossary.	36

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Since our founding, Vanguard has drawn inspiration from the enterprise and valor demonstrated by British naval hero Horatio Nelson and his command at the Battle of the Nile in 1798. The photograph displays a replica of a merchant ship from the same era as Nelson’s flagship, the HMS Vanguard.

Your Fund’s Total Returns

Fiscal Year Ended October 31, 2014

Total
Returns
Vanguard Total World Stock Index Fund
Investor Shares	8.20%
Institutional Shares	8.34
ETF Shares
Market Price	8.40
Net Asset Value	8.31
FTSE Global All Cap Index	7.91
Global Funds Average	6.42
Global Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Your Fund’s Performance at a Glance
October 31, 2013, Through October 31, 2014
			Distributions Per Share
	Starting	Ending
	Share	Share	Income	Capital
	Price	Price	Dividends	Gains
Vanguard Total World Stock Index Fund
Investor Shares	$23.48	$24.82	$0.571	$0.000
Institutional Shares	117.63	124.35	3.004	0.000
ETF Shares	57.60	60.89	1.460	0.000

1

Chairman’s Letter

Dear Shareholder,

Global stocks made solid gains over the 12 months ended October 31, 2014. Results by region were uneven, however, and the markets retrenched at times amid concerns about the pace of economic growth, the risk of deflation, and tensions in Eastern Europe and the Middle East.

Vanguard Total World Stock Index Fund returned more than 8% for the 12 months, with much of that performance fueled by double-digit gains for U.S. stocks. Stocks elsewhere were, as a whole, virtually flat—positive returns from some developed markets in the Pacific and emerging markets were offset by negative results for European stocks. The dollar’s strengthening against a number of currencies, including the euro and the yen, contributed to the lackluster performance of international stocks for U.S.-based investors.

The fund’s performance diverged slightly from the 7.91% return of its target index, the FTSE Global All Cap Index, because of temporary price differences arising from fair-value pricing policies (see the accompanying box). The average return for competing global funds was 6.42%.

If you own the fund in a taxable account, you may wish to review the information about after-tax returns presented later in this report.

2

Their smooth ride turned jagged, but U.S. stocks ended higher
The broad U.S. stock market made strong gains over the 12 months ended October 31, after taking investors on a roller-coaster ride in the period’s final month.

Impressive corporate earnings and various global stimulus measures generally supported stocks against a bleaker backdrop that included tensions in the Middle East and Ukraine and other international economic concerns. But over the first two weeks of October, stocks declined sharply as investors reacted to weakness in the global economy, especially the slowdown in China and the threat of deflation in Europe. Reflecting confidence in the U.S. economy, however, the Federal Reserve announced October 29 that it was ending its stimulative bond-buying program as anticipated.

U.S. stocks staged an impressive rebound in the period’s final two weeks, and several major indexes finished at record highs. International stocks didn’t fare as well. Emerging markets posted a modest advance, while stocks from the developed markets of Europe slipped and the Pacific region was close to zero.

U.S. bonds posted positive returns as already low yields declined
The broad U.S. taxable bond market returned 4.14%. Bond prices, which backtracked at times over the summer, climbed in October as investors sought sanctuary from stock market volatility.

Market Barometer
		Average Annual Total Returns
		Periods Ended October 31, 2014
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	16.78%	19.90%	16.98%
Russell 2000 Index (Small-caps)	8.06	18.18	17.39
Russell 3000 Index (Broad U.S. market)	16.07	19.77	17.01
FTSE All-World ex US Index (International)	0.45	8.07	6.38

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	4.14%	2.73%	4.22%
Barclays Municipal Bond Index (Broad tax-exempt market)	7.82	4.93	5.26
Citigroup Three-Month U.S. Treasury Bill Index	0.04	0.04	0.06

CPI
Consumer Price Index	1.66%	1.60%	1.89%

3

Overall, bond returns have been strong despite many analysts’ expectations that already low yields wouldn’t decline further. Prices rose and yields fell even as the Fed began steadily reducing its bond purchases in January. (Bond prices and yields move in opposite directions.) The yield of the 10-year U.S. Treasury note ended October at 2.31%, down from 2.54% a year earlier.

Municipal bonds returned 7.82%, with tax-exempt issues in high demand even at a time of reduced supply.

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) slid in September and October en route to a –2.53% return for the 12 months.

The Fed’s target for short-term interest rates remained at 0%–0.25%, restraining returns for money market funds and savings accounts.

U.S. stocks countered overall weakness abroad
The wide range of returns from the world’s equity markets over the past 12 months illustrates the potential benefits of a balanced and diversified approach to investing.

The lion’s share of the Total World Stock Index Fund’s return came from U.S. stocks, which accounted for roughly half of its assets and produced a return of more than 16%. The continuing recovery in the domestic economy, although marked

Expense Ratios
Your Fund Compared With Its Peer Group

	Investor	Institutional	ETF	Peer Group
	Shares	Shares	Shares	Average
Total World Stock Index Fund	0.30%	0.16%	0.18%	1.44%
The fund expense ratios shown are from the prospectus dated February 27, 2014, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2014, the fund’s expense ratios were 0.27% for Investor Shares, 0.15% for Institutional Shares, and 0.17% for ETF Shares. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2013.

Peer group: Global Funds.

4

by stops and starts, was strong enough to lift investor sentiment and drive up prices of large-cap stocks in particular.

All ten market sectors in the United States produced positive results. Health care was among the strongest performers, thanks largely to pharmaceutical and biotech-nology companies with improving product pipelines. Technology came in a close second, driven by big gains in the stock prices of large companies that are benefiting from new consumer product rollouts and the robust pace at which businesses are expanding and upgrading their IT infrastructure.

The environment was less favorable for international stock markets, which faced some significant challenges, including anemic or stalling economic growth, falling commodity prices, and geopolitical tensions.

Developed European stock markets, which made up about one-quarter of the fund’s assets, dipped into negative territory for the 12-month period. Stocks moved higher in the first half of the fiscal year as efforts by the European Central Bank helped to lift the Eurozone out of a recession. In the second half, however, weak global demand contributed to faltering growth in some of the larger economies, including Germany and Italy. The British pound held up better than the euro against the U.S. dollar, which helped keep the United Kingdom’s return in the black. Among European stocks, industrials and oil and gas fared the worst.

Total Returns
Inception Through October 31, 2014
Average
Annual Return
Total World Stock Index Fund Investor Shares (Returns since inception: 6/26/2008)	5.43%
Spliced Total World Stock Index	5.30
Global Funds Average	4.70
For a benchmark description, see the Glossary.

Global Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

5

Developed markets in the Pacific were virtually flat. In Japan, which represented about half of the fund’s assets in this region, the central bank’s aggressive stimulus program helped counterbalance a hike in the consumption tax, which dampened domestic demand. The stock market ended the period higher, but this was offset by the fall in the yen. Among the other stock markets in the region, Australia and Singapore posted slightly negative returns, while Hong Kong was up by more than 8%.

Emerging markets rose by about 2% but with wide differences among individual countries. Indian stocks were up by about 37% thanks to a boost from the election of a prime minister who is seen as pro-business and likely to make structural reforms to the economy. The Chinese market was up about 6% despite concerns about the slowdown in the country’s pace of economic expansion. In contrast, Brazilian stocks returned about –10% amid a slowing economy and high inflation, and Russian stocks returned about –11% as the country dealt with international sanctions and a drop in oil prices.

Six years on, the fund continues to build a solid track record
Since its inception in June 2008, Vanguard Total World Stock Index Fund has fulfilled its primary objective of closely tracking the performance of its target index, which includes stocks of companies across the globe. It hasn’t been a smooth ride, but even with wide swings in the markets, the fund has produced an average annual

A note on fair-value pricing

The reported return of a fund that tracks an index sometimes diverges from the index’s return a bit more than would be expected. This may be the result of a fair-value pricing adjustment.

These adjustments, which are required by the Securities and Exchange Commission, address pricing discrepancies that may arise because of time-zone differences among global stock markets. Foreign stocks may trade on exchanges that close many hours before a fund’s closing share price is calculated in the United States, generally at 4 p.m., Eastern time. In the hours between the foreign close and the U.S. close, the value of these foreign securities may change—because of company-specific announcements or market-wide developments, for example. Such price changes are not immediately reflected in international index values.

Fair-value pricing takes such changes into account in calculating the fund’s daily net asset value, thus ensuring that the NAV doesn’t include “stale” prices. The result can be a temporary divergence between the return of the fund and that of its benchmark index—a difference that usually corrects itself when the foreign markets reopen.

return of 5.43%, in line with its target index (5.30%) and ahead of its peer group (4.70%).

When market volatility heats up, the best response is to keep cool
After several years of strength, stocks hit a rough patch toward the close of the fiscal year, as I noted earlier. For the first half of October, global stock markets (as measured by the FTSE Global All Cap Index) returned –5.56%. Even though stocks rebounded in the second half of the month, many investors undoubtedly were left feeling unsettled.

What’s my best advice to anxious shareholders? Remain calm and remember that volatility is a normal part of stock market investing. The value of keeping a cool head is highlighted in a Vanguard research paper that looked at how investors behaved during the financial crisis, when global stocks declined about 58% and U.S. stocks about 55%.

The 2010 paper, Resilience in Volatile Markets: 401(k) Participant Behavior, September 2007–December 2009, examined the behavior of participants in Vanguard-administered retirement plans. During that time, about three-quarters of participants made no changes to their accounts, and only 3% gave up on stocks completely.

As stocks recovered, this discipline yielded big benefits. From the end of 2008 to the end of 2013, the average Vanguard 401(k) portfolio nearly doubled in value, largely because of the surge in stock prices.

I’m pleased that, over time, our clients have demonstrated an impressive ability to remain focused on their long-term goals. They stayed the course through the 1987 correction, the dot-com boom of the 1990s, and the more recent financial crisis, and they continue to do so today.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
November 17, 2014

7

Total World Stock Index Fund

Fund Profile
As of October 31, 2014

Share-Class Characteristics
	Investor	Institutional	ETF
	Shares	Shares	Shares
Ticker Symbol	VTWSX	VTWIX	VT
Expense Ratio[1]	0.30%	0.16%	0.18%

Portfolio Characteristics
		FTSE
		Global
		All Cap
	Fund	Index
Number of Stocks	6,632	7,538
Median Market Cap	$34.6B	$34.7B
Price/Earnings Ratio	18.8x	18.6x
Price/Book Ratio	2.1x	2.1x
Return on Equity	16.3%	16.2%
Earnings Growth
Rate	13.7%	13.7%
Dividend Yield	2.3%	2.4%
Turnover Rate	7%	—
Short-Term Reserves	0.1%	—

Sector Diversification (% of equity exposure)
		FTSE
		Global
		All Cap
	Fund	Index
Basic Materials	5.4%	5.3%
Consumer Goods	12.3	12.3
Consumer Services	10.4	10.6
Financials	22.7	22.5
Health Care	10.1	10.4
Industrials	13.3	13.3
Oil & Gas	8.2	8.2
Technology	10.5	10.5
Telecommunications	3.6	3.4
Utilities	3.5	3.5

Volatility Measures
Spliced Total
World Stock
Index
R-Squared	0.99
Beta	0.99
These measures show the degree and timing of the fund’s fluctuations compared with the index over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Computer Hardware	1.5%
Exxon Mobil Corp.	Integrated Oil & Gas	1.0
Microsoft Corp.	Software	0.8
Google Inc.	Internet	0.7
Johnson & Johnson	Pharmaceuticals	0.7
Wells Fargo & Co.	Banks	0.6
General Electric Co.	Diversified Industrials	0.6
Berkshire Hathaway Inc. Reinsurance		0.6
Procter & Gamble Co.	Nondurable
	Household Products	0.5
Nestle SA	Food Products	0.5
Top Ten		7.5%
The holdings listed exclude any temporary cash investments and equity index products.

Allocation by Region (% of equity exposure)

1 The expense ratios shown are from the prospectus dated February 27, 2014, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2014, the expense ratios were 0.27% for Investor Shares, 0.15% for Institutional Shares, and 0.17% for ETF Shares.

8

Total World Stock Index Fund

Market Diversification (% of equity exposure)
		FTSE
		Global
		All Cap
	Fund	Index
Europe
United Kingdom	7.2%	7.2%
France	3.0	2.9
Switzerland	2.9	2.9
Germany	2.8	2.8
Spain	1.1	1.1
Sweden	1.0	1.1
Other	3.9	3.7
Subtotal	21.9%	21.7%
Pacific
Japan	7.9%	7.7%
Australia	2.7	2.7
South Korea	1.5	1.5
Hong Kong	1.1	1.3
Other	0.7	0.7
Subtotal	13.9%	13.9%
Emerging Markets
China	2.0%	2.0%
Taiwan	1.4	1.5
India	1.0	1.0
Brazil	1.0	1.1
Other	3.8	3.7
Subtotal	9.2%	9.3%
North America
United States	51.2%	51.3%
Canada	3.6	3.6
Subtotal	54.8%	54.9%
Middle East	0.2%	0.2%

9

Total World Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: June 26, 2008, Through October 31, 2014
Initial Investment of $10,000

			Average Annual Total Returns
		Periods Ended October 31, 2014
				Since	Final Value
		One	Five	Inception	of a $10,000
		Year	Years	(6/26/2008)	Investment
	Total World Stock Index
	Fund Investor Shares	8.20%	10.79%	5.43%	$13,989
•••••••	Spliced Total World Stock Index	7.91	10.88	5.30	13,882
– – – –	Global Funds Average	6.42	10.17	4.70	13,386
For a benchmark description, see the Glossary.
Global Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
"Since Inception" performance is calculated from the Investor Shares’ inception date for both the fund and its comparative standards.

			Since	Final Value
	One	Five	Inception	of a $5,000,000
	Year	Years	(10/9/2008)	Investment
Total World Stock Index Fund Institutional
Shares	8.34%	10.98%	13.20%	$10,597,987
Spliced Total World Stock Index	7.91	10.88	12.60	10,262,353
"Since Inception" performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standard.

See Financial Highlights for dividend and capital gains information.
10

Total World Stock Index Fund

		Average Annual Total Returns
		Periods Ended October 31, 2014
			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(6/24/2008)	Investment
Total World Stock Index Fund
ETF Shares Net Asset Value	8.31%	10.96%	5.34%	$13,917
Spliced Total World Stock Index	7.91	10.88	5.16	13,762
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

Cumulative Returns of ETF Shares: June 24, 2008, Through October 31, 2014
			Since
	One	Five	Inception
	Year	Years	(6/24/2008)
Total World Stock Index Fund ETF Shares Market
Price	8.40%	68.22%	39.20%
Total World Stock Index Fund ETF Shares Net
Asset Value	8.31	68.24	39.17
Spliced Total World Stock Index	7.91	67.56	37.62
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

Fiscal-Year Total Returns (%): June 26, 2008, Through October 31, 2014

For a benchmark description, see the Glossary.
Index returns are adjusted for withholding taxes applicable to U.S.-based mutual funds organized as Delaware statutory trusts.

11

Total World Stock Index Fund

Average Annual Total Returns: Periods Ended September 30, 2014
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Since
	Date	Year	Years	Inception
Investor Shares	6/26/2008	11.00%	10.03%	5.31%
Institutional Shares	10/9/2008	11.13	10.23	13.18
ETF Shares	6/24/2008
Market Price		11.20	10.15	5.23
Net Asset Value		11.10	10.21	5.22

12

Total World Stock Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of October 31, 2014

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Australia
Commonwealth Bank of Australia	218,443	15,537	0.3%
Australia—Other †		142,047	2.4%
		157,584	2.7%

Austria †		5,631	0.1%

Belgium †		25,305	0.4%

Brazil †		60,010	1.0%

Canada †		209,760	3.6%

Chile †		7,920	0.1%

China
China Mobile Ltd.	706,861	8,793	0.2%
China Construction Bank Corp.	9,800,635	7,298	0.1%
Industrial & Commercial Bank of China Ltd.	9,546,245	6,309	0.1%
Bank of China Ltd.	10,189,800	4,871	0.1%
PetroChina Co. Ltd.	2,926,000	3,678	0.1%
CNOOC Ltd.	2,110,848	3,304	0.1%
China Life Insurance Co. Ltd.	1,055,000	3,149	0.1%
China Petroleum & Chemical Corp.	3,576,314	3,109	0.1%
China Overseas Land & Investment Ltd.	582,480	1,695	0.1%
China Shenhua Energy Co. Ltd.	585,500	1,649	0.1%
Agricultural Bank of China Ltd.	3,546,500	1,645	0.0%
China Telecom Corp. Ltd.	2,288,034	1,459	0.0%
CITIC Ltd.	711,000	1,244	0.0%
PICC Property & Casualty Co. Ltd.	534,466	980	0.0%
China Unicom Hong Kong Ltd.	653,574	980	0.0%
China Resources Power Holdings Co. Ltd.	245,400	725	0.0%

13

Total World Stock Index Fund

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
	China CITIC Bank Corp. Ltd.	933,010	608	0.0%
	China Resources Land Ltd.	250,000	596	0.0%
	Dongfeng Motor Group Co. Ltd.	380,000	587	0.0%
	China Oilfield Services Ltd.	244,000	509	0.0%
	Kunlun Energy Co. Ltd.	370,000	497	0.0%
^	China Coal Energy Co. Ltd.	773,000	479	0.0%
	Sinopharm Group Co. Ltd.	113,600	444	0.0%
	China Longyuan Power Group Corp. Ltd.	400,000	427	0.0%
	China Communications Construction Co. Ltd.	498,375	385	0.0%
1	People’s Insurance Co. Group of China Ltd.	826,000	356	0.0%
	China State Construction International Holdings Ltd.	218,000	342	0.0%
	Zhuzhou CSR Times Electric Co. Ltd.	69,000	322	0.0%
	China Resources Enterprise Ltd.	134,000	318	0.0%
*	Aluminum Corp. of China Ltd.	705,331	314	0.0%
	China Railway Group Ltd.	500,000	311	0.0%
*	China Taiping Insurance Holdings Co. Ltd.	141,200	310	0.0%
	Beijing Capital International Airport Co. Ltd.	406,000	298	0.0%
	China Railway Construction Corp. Ltd.	260,626	273	0.0%
*	China Cinda Asset Management Co. Ltd.	530,000	251	0.0%
	China Resources Gas Group Ltd.	80,000	228	0.0%
	Sinotrans Ltd.	283,000	225	0.0%
	CSR Corp. Ltd.	197,000	205	0.0%
	COSCO International Holdings Ltd.	466,000	204	0.0%
*,^	Hunan Nonferrous Metal Corp. Ltd.	608,728	199	0.0%
	Huaneng Renewables Corp. Ltd.	460,000	165	0.0%
	China Power International Development Ltd.	351,000	158	0.0%
	AviChina Industry & Technology Co. Ltd.	200,000	152	0.0%
*	Foshan Huaxin Packaging Co. Ltd. Class B	266,600	147	0.0%
	Air China Ltd.	220,000	142	0.0%
	China Resources Cement Holdings Ltd.	196,000	133	0.0%
*,^	China COSCO Holdings Co. Ltd.	276,500	126	0.0%
	China Communications Services Corp. Ltd.	234,000	111	0.0%
	Franshion Properties China Ltd.	462,000	109	0.0%
	Metallurgical Corp. of China Ltd.	390,000	108	0.0%
	Dah Chong Hong Holdings Ltd.	166,000	98	0.0%
1	Sinopec Engineering Group Co. Ltd.	101,135	98	0.0%
	Sinopec Shanghai Petrochemical Co. Ltd.	300,000	93	0.0%
*	China Foods Ltd.	230,000	87	0.0%
	Angang Steel Co. Ltd.	114,000	84	0.0%
	China Merchants Property Development Co. Ltd. Class B	49,900	83	0.0%
1	China Galaxy Securities Co. Ltd.	103,000	82	0.0%
*	China Eastern Airlines Corp. Ltd.	202,000	77	0.0%
	Dongfang Electric Corp. Ltd.	44,800	76	0.0%
^	Sinopec Kantons Holdings Ltd.	90,000	75	0.0%
	China Agri-Industries Holdings Ltd.	176,800	67	0.0%
	MMG Ltd.	196,000	65	0.0%
	China BlueChemical Ltd.	176,000	63	0.0%
	Harbin Electric Co. Ltd.	96,000	58	0.0%
	China Datang Corp. Renewable Power Co. Ltd.	330,000	48	0.0%
*	Sinotrans Shipping Ltd.	169,500	46	0.0%
*	CITIC Resources Holdings Ltd.	278,000	39	0.0%
	China Southern Airlines Co. Ltd.	88,000	31	0.0%
1	China—Other †		48,276	0.8%
			110,473	1.9%

14

Total World Stock Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Colombia †		4,857	0.1%

Czech Republic †		1,238	0.0%

Denmark †		31,803	0.5%

Egypt †		2,192	0.0%

Finland †		19,660	0.3%

France
Total SA	275,488	16,440	0.3%
Sanofi	155,615	14,414	0.3%
France—Other †		136,788	2.3%
		167,642	2.9%

Germany
Bayer AG	112,149	15,952	0.3%
Germany—Other †		146,353	2.5%
		162,305	2.8%
Greece †		3,101	0.1%

Hong Kong
BOC Hong Kong Holdings Ltd.	449,500	1,494	0.1%
CITIC Telecom International Holdings Ltd.	302,500	121	0.0%
China Travel International Investment Hong Kong Ltd.	354,000	110	0.0%
APT Satellite Holdings Ltd.	33,000	48	0.0%
* China Taiping Insurance Holdings Rights Exp. 11/18/2014	29,652	18	0.0%
1 Hong Kong—Other †		71,095	1.2%
		72,886	1.3%

Hungary †		1,325	0.0%

[1]India †		60,216	1.0%

Indonesia †		15,102	0.3%

Ireland †		6,307	0.1%

Israel †		12,743	0.2%

Italy †		49,438	0.8%

Japan
Toyota Motor Corp.	358,430	21,562	0.4%
Japan—Other †		435,804	7.4%
		457,366	7.8%

[1]Malaysia †		26,322	0.5%

Mexico †		30,475	0.5%

Morocco †		104	0.0%

15

Total World Stock Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Netherlands †		54,423	0.9%

New Zealand †		4,965	0.1%

[1]Norway †		18,022	0.3%

[3]Other
2 Vanguard FTSE Emerging Markets ETF	204,322	8,712	0.2%

Peru †		1,528	0.0%

Philippines †		10,105	0.2%

Poland †		10,183	0.2%

Portugal †		4,314	0.1%

[1]Russia †		23,330	0.4%

Singapore
^ COSCO Corp. Singapore Ltd.	92,000	43	0.0%
1 Singapore—Other †		32,932	0.6%
		32,975	0.6%

South Africa †		45,221	0.8%

South Korea
1 Samsung Electronics Co. Ltd. GDR	29,080	16,738	0.3%
South Korea—Other †		69,457	1.2%
		86,195	1.5%

Spain †		66,318	1.1%

Sweden †		60,416	1.0%

Switzerland
Nestle SA	433,844	31,762	0.5%
Novartis AG	316,566	29,360	0.5%
Roche Holding AG	95,397	28,176	0.5%
Switzerland—Other †		80,370	1.4%
		169,668	2.9%

Taiwan †		83,288	1.4%

Thailand †		16,638	0.3%

Turkey †		9,912	0.2%

United Arab Emirates †		5,044	0.1%

United Kingdom
HSBC Holdings plc	2,599,947	26,615	0.5%
Royal Dutch Shell plc Class A	538,151	19,271	0.3%
BP plc	2,510,089	18,084	0.3%

16

Total World Stock Index Fund

Market	Percentage
Value	of Net
Shares	($000)	Assets
GlaxoSmithKline plc	662,378	15,016	0.3%
British American Tobacco plc	254,005	14,427	0.2%
1	United Kingdom—Other †	325,572	5.6%
418,985	7.2%

United States
Basic Materials †	84,799	1.5%

Consumer Goods
Procter & Gamble Co.	368,058	32,120	0.6%
Coca-Cola Co.	567,817	23,780	0.4%
PepsiCo Inc.	206,984	19,906	0.3%
Philip Morris International Inc.	213,509	19,004	0.3%
Consumer Goods—Other †	201,745	3.5%
296,555	5.1%
Consumer Services
Walt Disney Co.	233,764	21,361	0.4%
Home Depot Inc.	183,775	17,922	0.3%
Wal-Mart Stores Inc.	220,240	16,798	0.3%
*	Amazon.com Inc.	50,718	15,492	0.2%
Consumer Services—Other †	309,917	5.3%
381,490	6.5%
Financials
Wells Fargo & Co.	708,286	37,603	0.6%
JPMorgan Chase & Co.	511,679	30,946	0.5%
Bank of America Corp.	1,436,590	24,652	0.4%
Citigroup Inc.	413,499	22,135	0.4%
*	Berkshire Hathaway Inc. Class B	149,229	20,916	0.4%
Visa Inc. Class A	67,643	16,331	0.3%
*	Berkshire Hathaway Inc. Class A	68	14,280	0.3%
Financials—Other †	387,017	6.6%
553,880	9.5%
Health Care
Johnson & Johnson	372,981	40,200	0.7%
Pfizer Inc.	867,674	25,987	0.4%
*	Gilead Sciences Inc.	206,884	23,171	0.4%
Merck & Co. Inc.	392,252	22,727	0.4%
Amgen Inc.	103,130	16,726	0.3%
Health Care—Other †	252,984	4.3%
381,795	6.5%
Industrials
General Electric Co.	1,364,376	35,215	0.6%
Industrials—Other †	343,343	5.9%
378,558	6.5%
Oil & Gas
Exxon Mobil Corp.	579,010	55,996	1.0%
Chevron Corp.	258,688	31,030	0.5%
Schlumberger Ltd.	176,963	17,459	0.3%
Oil & Gas—Other †	145,598	2.5%
250,083	4.3%

[3]Other †	13	0.0%

17

Total World Stock Index Fund

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
Technology
Apple Inc.		814,775	87,996	1.5%
Microsoft Corp.		1,010,337	47,435	0.8%
Intel Corp.		679,599	23,113	0.4%
International Business Machines Corp.		135,884	22,339	0.4%
* Google Inc. Class A		39,330	22,334	0.4%
* Google Inc. Class C		37,709	21,082	0.4%
* Facebook Inc. Class A		273,773	20,530	0.3%
Oracle Corp.		462,492	18,060	0.3%
QUALCOMM Inc.		229,311	18,003	0.3%
Cisco Systems Inc.		701,287	17,161	0.3%
Technology—Other †			174,589	3.0%
			472,642	8.1%

Telecommunications
Verizon Communications Inc.		560,490	28,165	0.5%
AT&T Inc.		709,031	24,703	0.4%
Telecommunications—Other †			11,118	0.2%
			63,986	1.1%

Utilities †			100,846	1.7%
			2,964,647	50.8%
Total Common Stocks (Cost $4,764,889)			5,796,654	99.3%[4]

	Coupon
Temporary Cash Investments
Money Market Fund
[5,6] Vanguard Market Liquidity Fund	0.114%	69,763,446	69,763	1.2%

7U.S. Government and Agency Obligations †			2,400	0.0%
Total Temporary Cash Investments (Cost $72,163)			72,163	1.2%[4]
Total Investments (Cost $4,837,052)			5,868,817	100.5%
Other Assets and Liabilities
Other Assets			38,115	0.6%
Liabilities[6]			(66,476)	(1.1%)
			(28,361)	(0.5%)
Net Assets			5,840,456	100.0%

18

Total World Stock Index Fund

At October 31, 2014, net assets consisted of:
Amount
($000)
Paid-in Capital	4,844,040
Undistributed Net Investment Income	9,202
Accumulated Net Realized Losses	(43,877)
Unrealized Appreciation (Depreciation)
Investment Securities	1,031,765
Futures Contracts	18
Forward Currency Contracts	(450)
Foreign Currencies	(242)
Net Assets	5,840,456

Investor Shares—Net Assets
Applicable to 34,003,791 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	843,829
Net Asset Value Per Share—Investor Shares	$24.82

Institutional Shares—Net Assets
Applicable to 10,269,304 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,277,002
Net Asset Value Per Share—Institutional Shares	$124.35

ETF Shares—Net Assets
Applicable to 61,088,020 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,719,625
Net Asset Value Per Share—ETF Shares	$60.89

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $25,913,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2014, the aggregate value of these securities was $20,771,000, representing 0.4% of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 “Other” represents securities that are not classified by the fund’s benchmark index.
4 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 0.6%, respectively, of net assets.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6 Includes $27,780,000 of collateral received for securities on loan.
7 Securities with a value of $2,000,000 have been segregated as initial margin for open futures contracts.
GDR—Global Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.

19

Total World Stock Index Fund

Statement of Operations

Year Ended
October 31, 2014
($000)
Investment Income
Income
Dividends[1,2]	132,534
Interest[2]	46
Securities Lending	1,978
Total Income	134,558
Expenses
The Vanguard Group—Note B
Investment Advisory Services	865
Management and Administrative—Investor Shares	1,588
Management and Administrative—Institutional Shares	957
Management and Administrative—ETF Shares	3,713
Marketing and Distribution—Investor Shares	164
Marketing and Distribution—Institutional Shares	225
Marketing and Distribution—ETF Shares	771
Custodian Fees	753
Auditing Fees	41
Shareholders’ Reports—Investor Shares	11
Shareholders’ Reports—Institutional Shares	1
Shareholders’ Reports—ETF Shares	67
Trustees’ Fees and Expenses	3
Total Expenses	9,159
Net Investment Income	125,399
Realized Net Gain (Loss)
Investment Securities Sold[2]	28,847
Futures Contracts	3,338
Foreign Currencies and Forward Currency Contracts	(883)
Realized Net Gain (Loss)	31,302
Change in Unrealized Appreciation (Depreciation)
Investment Securities	232,137
Futures Contracts	(823)
Foreign Currencies and Forward Currency Contracts	(858)
Change in Unrealized Appreciation (Depreciation)	230,456
Net Increase (Decrease) in Net Assets Resulting from Operations	387,157
1 Dividends are net of foreign withholding taxes of $4,315,000.
2 Dividend income, interest income, and realized net gain (loss) from affiliated companies of the fund were $193,000, $43,000, and $89,000, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Total World Stock Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	125,399	75,676
Realized Net Gain (Loss)	31,302	30,448
Change in Unrealized Appreciation (Depreciation)	230,456	568,557
Net Increase (Decrease) in Net Assets Resulting from Operations	387,157	674,681
Distributions
Net Investment Income
Investor Shares	(17,406)	(11,989)
Institutional Shares	(24,806)	(13,244)
ETF Shares	(80,931)	(56,101)
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(123,143)	(81,334)
Capital Share Transactions
Investor Shares	189,627	159,086
Institutional Shares	501,071	302,700
ETF Shares	709,628	968,235
Net Increase (Decrease) from Capital Share Transactions	1,400,326	1,430,021
Total Increase (Decrease)	1,664,340	2,023,368
Net Assets
Beginning of Period	4,176,116	2,152,748
End of Period[1]	5,840,456	4,176,116
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $9,202,000 and $6,966,000.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Total World Stock Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$23.48	$19.46	$18.40	$18.85	$16.66
Investment Operations
Net Investment Income	.571	.473	.399	.380	.359[1]
Net Realized and Unrealized Gain (Loss)
on Investments[2]	1.340	4.084	1.263	(.480)	2.076
Total from Investment Operations	1.911	4.557	1.662	(.100)	2.435
Distributions
Dividends from Net Investment Income	(.571)	(.537)	(.602)	(.350)	(.245)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.571)	(.537)	(.602)	(.350)	(.245)
Net Asset Value, End of Period	$24.82	$23.48	$19.46	$18.40	$18.85

Total Return[3]	8.20%	23.79%	9.29%	-0.61%	14.73%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$844	$615	$364	$286	$255
Ratio of Total Expenses to Average Net Assets	0.27%	0.30%	0.35%	0.40%	0.45%
Ratio of Net Investment Income to
Average Net Assets	2.38%	2.28%	2.44%	2.30%	2.03%
Portfolio Turnover Rate[4]	7%	12%	16%	10%	7%
1 Calculated based on average shares outstanding.
2 Includes increases from purchase and redemption fees of $.00, $.00, $.00, $.01, and $.01. Purchase and redemption fees were eliminated effective February 29, 2012, and May 23, 2012, respectively.
3 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Total World Stock Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$117.63	$97.56	$92.36	$94.62	$83.54
Investment Operations
Net Investment Income	3.007	2.506	2.167	2.124	1.893[1]
Net Realized and Unrealized Gain (Loss)
on Investments[2]	6.717	20.461	6.336	(2.459)	10.538
Total from Investment Operations	9.724	22.967	8.503	(.335)	12.431
Distributions
Dividends from Net Investment Income	(3.004)	(2.897)	(3.303)	(1.925)	(1.351)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.004)	(2.897)	(3.303)	(1.925)	(1.351)
Net Asset Value, End of Period	$124.35	$117.63	$97.56	$92.36	$94.62

Total Return[3]	8.34%	23.95%	9.50%	-0.44%	15.01%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,277	$724	$325	$191	$48
Ratio of Total Expenses to Average Net Assets	0.15%	0.16%	0.17%	0.20%	0.23%
Ratio of Net Investment Income to
Average Net Assets	2.50%	2.42%	2.62%	2.50%	2.25%
Portfolio Turnover Rate[4]	7%	12%	16%	10%	7%
1 Calculated based on average shares outstanding.
2 Includes increases from purchase and redemption fees of $.00, $.00, $.00, $.03, and $.03. Purchase and redemption fees were eliminated effective February 29, 2012, and May 23, 2012, respectively.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Total World Stock Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$57.60	$47.76	$45.21	$46.30	$40.88
Investment Operations
Net Investment Income	1.459	1.218	1.056	1.020	.964[1]
Net Realized and Unrealized Gain (Loss)
on Investments[2]	3.291	10.025	3.096	(1.192)	5.118
Total from Investment Operations	4.750	11.243	4.152	(.172)	6.082
Distributions
Dividends from Net Investment Income	(1.460)	(1.403)	(1.602)	(.918)	(.662)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.460)	(1.403)	(1.602)	(.918)	(.662)
Net Asset Value, End of Period	$60.89	$57.60	$47.76	$45.21	$46.30

Total Return	8.31%	23.95%	9.47%	-0.46%	15.00%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,720	$2,837	$1,463	$971	$733
Ratio of Total Expenses to Average Net Assets	0.17%	0.18%	0.19%	0.22%	0.25%
Ratio of Net Investment Income to
Average Net Assets	2.48%	2.40%	2.60%	2.48%	2.23%
Portfolio Turnover Rate[3]	7%	12%	16%	10%	7%
1 Calculated based on average shares outstanding.
2 Includes increases from purchase and redemption fees of $.00, $.00, $.00, $.03, and $.02. Purchase and redemption fees were eliminated effective February 29, 2012, and May 23, 2012, respectively.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

24

Total World Stock Index Fund

Notes to Financial Statements

Vanguard Total World Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers three classes of shares: Investor Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid

25

Total World Stock Index Fund

market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearing-house, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values and notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the year ended October 31, 2014, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period. The fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2011–2014), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the

26

Total World Stock Index Fund

collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counter-parties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counter-party risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at October 31, 2014, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to invest up to 0.40% of its net assets in Vanguard. At October 31, 2014, the fund had contributed capital of $558,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.22% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

27

Total World Stock Index Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of October 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—U.S.	2,964,634	—	13
Common Stocks—International	297,855	2,532,423	1,729
Temporary Cash Investments	69,763	2,400	—
Futures Contracts—Assets[1]	611	—	—
Forward Currency Contracts—Liabilities	—	(450)	—
Total	3,332,863	2,534,373	1,742
1 Represents variation margin on the last day of the reporting period.

D. At October 31, 2014, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Other Assets	611	—	611
Liabilities	—	(450)	(450)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2014, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	3,338	—	3,338
Forward Currency Contracts	—	(266)	(266)
Realized Net Gain (Loss) on Derivatives	3,338	(266)	3,072

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(823)	—	(823)
Forward Currency Contracts	—	(568)	(568)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(823)	(568)	(1,391)

28

Total World Stock Index Fund

At October 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	December 2014	32	16,091	281
E-mini S&P 500 Index	December 2014	63	6,336	78
Dow Jones EURO STOXX 50 Index	December 2014	118	4,585	(241)
FTSE 100 Index	December 2014	39	4,059	(187)
Topix Index	December 2014	29	3,459	78
E-mini S&P Mid-Cap 400 Index	December 2014	17	2,406	(13)
S&P ASX 200 Index	December 2014	16	1,940	22
				18

Unrealized appreciation (depreciation) on open S&P 500 Index, E-mini S&P 500 Index, Dow Jones EURO STOXX 50 Index, FTSE 100 Index, and E-mini S&P Mid-Cap 400 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At October 31, 2014, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

						Unrealized
	Contract					Appreciation
	Settlement			Contract Amount (000)		(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
BNP Paribus	12/24/2014	EUR	3,808	USD	4,933	(159)
UBS AG	12/24/2014	GBP	2,237	USD	3,646	(69)
BNP Paribus	12/16/2014	JPY	325,218	USD	3,044	(147)
Bank of America NA	12/23/2014	AUD	1,768	USD	1,586	(37)
BNP Paribus	12/24/2014	GBP	406	USD	664	(14)
Morgan Stanley Capital Services LLC	12/16/2014	JPY	52,259	USD	488	(22)
BNP Paribus	12/23/2014	AUD	406	USD	358	(2)
						(450)
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

29

Total World Stock Index Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended October 31, 2014, the fund realized net foreign currency losses of $617,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be passive foreign investment companies, for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the year ended October 31, 2014, the fund realized gains on the sale of passive foreign investment companies of $610,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Passive foreign investment companies held at October 31, 2014, had unrealized appreciation of $7,225,000.

The fund realized gains on the sale of securities that were subject to capital gains tax in certain foreign countries. Capital gains taxes reduce realized gains for financial statement purposes but are treated as an expense for tax purposes. Accordingly, $13,000 of capital gains tax has been reclassified from accumulated net realized losses to undistributed net investment income.

During the year ended October 31, 2014, the fund realized $21,222,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at October 31, 2014, the fund had $18,162,000 of ordinary income available for distribution. The fund used capital loss carryforwards of $8,540,000 to offset taxable capital gains realized during the year ended October 31, 2014. At October 31, 2014, the fund had available capital losses totaling $44,409,000 to offset future net capital gains. Of this amount, $24,146,000 is subject to expiration dates; $572,000 may be used to offset future net capital gains through October 31, 2016, $7,777,000 through October 31, 2017, $1,086,000 through October 31, 2018, and $14,711,000 through October 31, 2019. Capital losses of $20,263,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At October 31, 2014, the cost of investment securities for tax purposes was $4,844,277,000.

Net unrealized appreciation of investment securities for tax purposes was $1,024,540,000, consisting of unrealized gains of $1,221,647,000 on securities that had risen in value since their purchase and $197,107,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended October 31, 2014, the fund purchased $1,790,240,000 of investment securities and sold $413,211,000 of investment securities, other than temporary cash investments. Purchases and sales include $710,703,000 and $46,222,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

30

Total World Stock Index Fund

G. Capital share transactions for each class of shares were:
			Year Ended October 31,
		2014		2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	301,386	12,389	240,328	11,302
Issued in Lieu of Cash Distributions	16,253	665	11,215	536
Redeemed	(128,012)	(5,251)	(92,457)	(4,362)
Net Increase (Decrease)—Investor Shares	189,627	7,803	159,086	7,476
Institutional Shares
Issued	567,749	4,654	346,071	3,226
Issued in Lieu of Cash Distributions	21,700	177	11,524	110
Redeemed	(88,378)	(715)	(54,895)	(518)
Net Increase (Decrease)—Institutional Shares	501,071	4,116	302,700	2,818
ETF Shares
Issued	756,307	12,629	1,017,912	19,629
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(46,679)	(800)	(49,677)	(1,000)
Net Increase (Decrease) —ETF Shares	709,628	11,829	968,235	18,629

H. Management has determined that no material events or transactions occurred subsequent to October 31, 2014, that would require recognition or disclosure in these financial statements.

31

Report of Independent Registered
Public Accounting Firm

To the Board of Trustees of Vanguard International Equity Index Funds and the Shareholders of Vanguard Total World Stock Index Fund:

In our opinion, the accompanying statement of net assets—investments summary and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Total World Stock Index Fund (constituting a separate portfolio of Vanguard International Equity Index Funds, hereafter referred to as the “Fund”) at October 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2014 by correspondence with the custodian and brokers, by agreement to the underlying ownership records of the transfer agent and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 16, 2014

Special 2014 tax information (unaudited) for Vanguard Total World Stock Index Fund

This information for the fiscal year ended October 31, 2014, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $99,418,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 32.3% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

The fund designates to shareholders foreign source income of $75,712,000 and foreign taxes paid of $4,173,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2015 to determine the calendar-year amounts to be included on their 2014 tax returns.

32

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income, using actual prior-year figures and estimates for 2014. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: Total World Stock Index Fund Investor Shares
Periods Ended October 31, 2014
			Since
	One	Five	Inception
	Year	Years	(6/26/2008)
Returns Before Taxes	8.20%	10.79%	5.43%
Returns After Taxes on Distributions	7.52	10.32	5.07
Returns After Taxes on Distributions and Sale of Fund Shares	5.03	8.60	4.28

33

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

34

Six Months Ended October 31, 2014
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total World Stock Index Fund	4/30/2014	10/31/2014	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,025.40	$1.33
Institutional Shares	1,000.00	1,025.60	0.77
ETF Shares	1,000.00	1,025.55	0.87
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.89	$1.33
Institutional Shares	1,000.00	1,024.45	0.77
ETF Shares	1,000.00	1,024.35	0.87
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.26% for Investor Shares, 0.15% for Institutional Shares, and 0.17% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

35

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

36

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Total World Stock Index: FTSE All-World Index through December 18, 2011, and FTSE Global All Cap Index thereafter. Benchmark returns are adjusted for withholding taxes.

37

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 177 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital.
F. William McNabb III
Born 1957. Trustee Since July 2009. Chairman of the	Amy Gutmann
Board. Principal Occupation(s) During the Past Five	Born 1949. Trustee Since June 2006. Principal
Years: Chairman of the Board of The Vanguard Group,	Occupation(s) During the Past Five Years: President of
Inc., and of each of the investment companies served	the University of Pennsylvania; Christopher H. Browne
by The Vanguard Group, since January 2010; Director	Distinguished Professor of Political Science, School of
of The Vanguard Group since 2008; Chief Executive	Arts and Sciences, and Professor of Communication,
Officer and President of The Vanguard Group, and of	Annenberg School for Communication, with secondary
each of the investment companies served by The	faculty appointments in the Department of Philosophy,
Vanguard Group, since 2008; Director of Vanguard	School of Arts and Sciences, and at the Graduate
Marketing Corporation; Managing Director of The	School of Education, University of Pennsylvania;
Vanguard Group (1995–2008).	Trustee of the National Constitution Center; Chair
of the Presidential Commission for the Study of
IndependentTrustees	Bioethical Issues.

Emerson U. Fullwood	JoAnn Heffernan Heisen
Born 1948. Trustee Since January 2008. Principal	Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Executive	Occupation(s) During the Past Five Years: Corporate
Chief Staff and Marketing Officer for North America	Vice President and Chief Global Diversity Officer
and Corporate Vice President (retired 2008) of Xerox	(retired 2008) and Member of the Executive
Corporation (document management products and	Committee (1997–2008) of Johnson & Johnson
services); Executive in Residence and 2009–2010	(pharmaceuticals/medical devices/consumer
Distinguished Minett Professor at the Rochester	products); Director of Skytop Lodge Corporation
Institute of Technology; Director of SPX Corporation	(hotels), the University Medical Center at Princeton,
(multi-industry manufacturing), the United Way of	the Robert Wood Johnson Foundation, and the Center
Rochester, Amerigroup Corporation (managed health	for Talent Innovation; Member of the Advisory Board
care), the University of Rochester Medical Center,	of the Maxwell School of Citizenship and Public Affairs
Monroe Community College Foundation, and North	at Syracuse University.
Carolina A&T University.
F. Joseph Loughrey
Rajiv L. Gupta	Born 1949. Trustee Since October 2009. Principal
Born 1945. Trustee Since December 2001.[2]	Occupation(s) During the Past Five Years: President
Principal Occupation(s) During the Past Five Years:	and Chief Operating Officer (retired 2009) of Cummins
Chairman and Chief Executive Officer (retired 2009)	Inc. (industrial machinery); Chairman of the Board
and President (2006–2008) of Rohm and Haas Co.	of Hillenbrand, Inc. (specialized consumer services),
(chemicals); Director of Tyco International, Ltd.	and of Oxfam America; Director of SKF AB (industrial
(diversified manufacturing and services), Hewlett-	machinery), Hyster-Yale Materials Handling, Inc.
Packard Co. (electronic computer manufacturing),	(forklift trucks), the Lumina Foundation for Education,

and the V Foundation for Cancer Research; Member	Executive Officers
of the Advisory Council for the College of Arts and
Letters and of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies, both at the	Born 1967. Controller Since July 2010. Principal
University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer (retired 2013)
at IBM (information technology services); Fiduciary	Thomas J. Higgins
Member of IBM’s Retirement Plan Committee (2004–	Born 1957. Chief Financial Officer Since September
2013); Member of the Council on Chicago Booth.	2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Scott C. Malpass	Financial Officer of each of the investment companies
Born 1962. Trustee Since March 2012. Principal	served by The Vanguard Group; Treasurer of each of
Occupation(s) During the Past Five Years: Chief	the investment companies served by The Vanguard
Investment Officer and Vice President at the University	Group (1998–2008).
of Notre Dame; Assistant Professor of Finance at the
Mendoza College of Business at Notre Dame; Member	Kathryn J. Hyatt
of the Notre Dame 403(b) Investment Committee;	Born 1955. Treasurer Since November 2008. Principal
Board Member of TIFF Advisory Services, Inc.	Occupation(s) During the Past Five Years: Principal of
(investment advisor); Member of the Investment	The Vanguard Group, Inc.; Treasurer of each of the
Advisory Committees of the Financial Industry	investment companies served by The Vanguard
Regulatory Authority (FINRA) and of Major League	Group; Assistant Treasurer of each of the investment
Baseball.	companies served by The Vanguard Group (1988–2008).

André F. Perold	Heidi Stam
Born 1952. Trustee Since December 2004. Principal	Born 1956. Secretary Since July 2005. Principal
Occupation(s) During the Past Five Years: George	Occupation(s) During the Past Five Years: Managing
Gund Professor of Finance and Banking, Emeritus	Director of The Vanguard Group, Inc.; General Counsel
at the Harvard Business School (retired 2011);	of The Vanguard Group; Secretary of The Vanguard
Chief Investment Officer and Managing Partner of	Group and of each of the investment companies
HighVista Strategies LLC (private investment firm);	served by The Vanguard Group; Director and Senior
Director of Rand Merchant Bank; Overseer of the	Vice President of Vanguard Marketing Corporation.
Museum of Fine Arts Boston.
Vanguard Senior ManagementTeam
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Mortimer J. Buckley	Chris D. McIsaac
Occupation(s) During the Past Five Years: Chairman,	Kathleen C. Gubanich	Michael S. Miller
President, and Chief Executive Officer of NACCO	Paul A. Heller	James M. Norris
Industries, Inc. (housewares/lignite), and of Hyster-	Martha G. King	Glenn W. Reed
Yale Materials Handling, Inc. (forklift trucks); Chairman	John T. Marcante
of the Board of University Hospitals of Cleveland.
Chairman Emeritus and Senior Advisor
Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal	John J. Brennan
Occupation(s) During the Past Five Years: President	Chairman, 1996–2009
and Chief Operating Officer (retired 2010) of Corning	Chief Executive Officer and President, 1996–2008
Incorporated (communications equipment); Trustee of
Colby-Sawyer College; Member of the Advisory Board	Founder
of the Norris Cotton Cancer Center and of the Advisory
Board of the Parthenon Group (strategy consulting).	John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	All rights in a FTSE index (the “Index”) vest in FTSE
Direct Investor Account Services > 800-662-2739	International Limited (“FTSE”). “FTSE®” is a trademark
Institutional Investor Services > 800-523-1036	of London Stock Exchange Group companies and is
Text Telephone for People	used by FTSE under licence. The Vanguard fund (the
Who Are Deaf or Hard of Hearing> 800-749-7273	“Product”) has been developed solely by Vanguard. The
Index is calculated by FTSE or its agent. FTSE and its
licensors are not connected to and do not sponsor,
This material may be used in conjunction	advise, recommend, endorse, or promote the Product
with the offering of shares of any Vanguard	and do not accept any liability whatsoever to any
fund only if preceded or accompanied by	person arising out of (a) the use of, reliance on, or any
the fund’s current prospectus.	error in the Index or (b) investment in or operation of
the Product. FTSE makes no claim, prediction, warranty,
All comparative mutual fund data are from Lipper, a	or representation either as to the results to be obtained
Thomson Reuters Company, or Morningstar, Inc., unless	from the Product or the suitability of the Index for the
otherwise noted.	purpose to which it is being put by Vanguard.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2014 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q6280 122014

Annual Report | October 31, 2014

Vanguard FTSE International Index Funds

FTSE All-World ex-US Index Fund

FTSE All-World ex-US Small-Cap Index Fund

The mission continues

On May 1, 1975, Vanguard began operations, a fledgling company based on the simple but revolutionary idea that a mutual fund company should be managed solely in the interest of its investors.

Four decades later, that revolutionary spirit continues to animate the enterprise. Vanguard remains on a mission to give investors the best chance of investment success.

As we mark our 40th anniversary, we thank you for entrusting your assets to Vanguard and giving us the opportunity to help you reach your financial goals in the decades to come.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
FTSE All-World ex-US Index Fund.	10
FTSE All-World ex-US Small-Cap Index Fund.	37
Your Fund’s After-Tax Returns.	59
About Your Fund’s Expenses.	60
Glossary.	62

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Since our founding, Vanguard has drawn inspiration from the enterprise and valor demonstrated by British naval hero Horatio Nelson and his command at the Battle of the Nile in 1798. The photograph displays a replica of a merchant ship from the same era as Nelson’s flagship, the HMS Vanguard.

Your Fund’s Total Returns

Fiscal Year Ended October 31, 2014

Total
Returns
Vanguard FTSE All-World ex-US Index Fund
Investor Shares	1.05%
Admiral™ Shares	1.23
Institutional Shares	1.23
Institutional Plus Shares	1.25
ETF Shares
Market Price	1.44
Net Asset Value	1.21
FTSE All-World ex US Index	0.45
International Funds Average	0.04
International Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Vanguard FTSE All-World ex-US Small-Cap Index Fund
Investor Shares	0.15%
Institutional Shares	0.34
ETF Shares
Market Price	0.40
Net Asset Value	0.34
FTSE Global Small Cap ex US Index	-0.51
International Small-Cap Funds Average	-0.86
International Small-Cap Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

1

Chairman’s Letter

Dear Shareholder,

U.S. stocks led global markets for the 12 months ended October 31, 2014. Returns for international shares were modest overall and varied widely from country to country, with emerging-market stocks, as a whole, outpacing those of developed countries.

The sluggish global economy took a toll on small-capitalization international stocks, which tend to be more sensitive to economic growth prospects. For the fiscal period, large-capitalization international stocks exceeded their smaller counterparts.

Vanguard FTSE All-World ex-US Index Fund, which invests in international large- and mid-cap stocks, returned 1.05% for the fiscal year ended October 31. Vanguard FTSE All-World ex-US Small-Cap Index Fund, which invests in smaller international companies, returned 0.15%. (All returns mentioned in this letter are for the funds’ Investor Shares.)

The return of each fund diverged from its target index because of temporary price differences arising from fair-value pricing policies (see the box on page 6). Both funds exceeded the average return of their peers, which include both actively and passively managed international funds.

For U.S.-based investors, currency exchange rates hindered the returns of international stocks as the dollar’s relative value generally rose during the period. (For more on currency effects and international diversification, see the box on page 7.)

2

If you hold your shares in a taxable account, you may wish to review information on the funds’ after-tax returns later in this report.

Their smooth ride turned jagged, but U.S. stocks ended higher
The global stock market’s occasional zigs and zags during the year included a roller-coaster ride in October that left international markets several steps behind the U.S. stock market for the 12 months ended October 31. Emerging markets advanced modestly, and the developed European and Pacific markets finished in negative territory.

In contrast, the broad U.S. stock market returned about 16% for the 12 months. Impressive corporate earnings and various global stimulus measures generally supported stocks against a bleaker backdrop that included tensions in the Middle East and Ukraine and international economic concerns. After falling in the first two weeks of October, several major U.S. indexes rebounded to finish at record highs. Reflecting confidence in the U.S. economy, the Federal Reserve announced October 29 that it was ending its stimulative bond-buying program as anticipated.

Bonds posted mixed returns as already low yields declined
International bond markets (as measured by the Barclays Global Aggregate Index ex USD, unhedged) slid in September and October en route to a –2.53% return for the 12 months, a modestly steeper decline than in the 12 months ended October 2013. However, after currency hedging, the index return was positive.

Market Barometer
		Average Annual Total Returns
		Periods Ended October 31, 2014
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	16.78%	19.90%	16.98%
Russell 2000 Index (Small-caps)	8.06	18.18	17.39
Russell 3000 Index (Broad U.S. market)	16.07	19.77	17.01
FTSE All-World ex US Index (International)	0.45	8.07	6.38

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	4.14%	2.73%	4.22%
Barclays Municipal Bond Index (Broad tax-exempt market)	7.82	4.93	5.26
Citigroup Three-Month U.S. Treasury Bill Index	0.04	0.04	0.06

CPI
Consumer Price Index	1.66%	1.60%	1.89%

3

More than reversing its year-ago loss, the broad U.S. taxable bond market returned 4.14%. Bond prices, which backtracked at times over the summer, climbed in October as investors sought sanctuary from stock market volatility.

U.S. bond returns were strong despite many analysts’ expectations that already low yields wouldn’t decline further. Even as the Fed began steadily reducing its bond purchases in January, prices rose and the yield of the 10-year U.S. Treasury note ended October at 2.31%, down from 2.54% a year earlier. (Bond prices and yields move in opposite directions.) Municipal bonds returned 7.82%, with tax-exempt issues in high demand even at a time of reduced supply.

The Fed’s target for short-term interest rates remained at 0%–0.25%, restraining returns for money market funds and savings accounts.

The funds’ emerging-market holdings surpassed those of Europe, Pacific
The FTSE All-World ex-US Index Fund and the FTSE All-World ex-US Small-Cap Index Fund provide investors with broad exposure to different segments of developed and emerging markets outside the United States. Three major market categories—developed Europe, the Pacific region’s developed markets, and emerging markets—account for the bulk of the funds’ holdings.

Expense Ratios
Your Fund Compared With Its Peer Group
						Peer
	Investor	Admiral	Institutional	Institutional	ETF	Group
	Shares	Shares	Shares	Plus Shares	Shares	Average
FTSE All-World ex-US Index Fund	0.30%	0.15%	0.12%	0.10%	0.15%	1.36%
FTSE All-World ex-US Small-Cap Index
Fund	0.40	—	0.19	—	0.20	1.51
The fund expense ratios shown are from the prospectus dated February 27, 2014, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2014, the funds’ expense ratios were: for the FTSE All-World ex-US Index Fund, 0.29% for Investor Shares, 0.14% for Admiral Shares, 0.12% for Institutional Shares, 0.10% for Institutional Plus Shares, and 0.14% for ETF Shares; and for the FTSE All-World ex-US Small-Cap Index Fund, 0.37% for Investor Shares, 0.18% for Institutional Shares, and 0.19% for ETF Shares. The peer-group expense ratios are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2013.

Peer groups: For the FTSE All-World ex-US Index Fund, International Funds; and for the FTSE All-World ex-US Small-Cap Index Fund, International Small-Cap Funds.

4

As I mentioned earlier, even though international stocks of all sizes struggled during the fiscal year, large-cap stocks held up better. The FTSE All-World ex-US Index Fund posted positive results in two of the three major market categories. The FTSE All-World ex-US Small-Cap Index produced negative returns in two of those three categories. In general, emerging markets produced the strongest returns for both funds; Pacific region stock returns were higher than European stock returns in both funds.

Emerging-market stocks produced returns of more than 4% for the large- and mid-cap fund and about 2% for the small-cap fund. Several of the biggest economies, including India and China, posted gains. India was the top-performing emerging-market economy; investors were encouraged by the election of a pro-business prime minister. Despite fears of decelerating growth in China, the Chinese market—with an economy growing at a still-enviable rate—advanced. Brazil, however, facing political uncertainty during the period, registered declines.

Given China’s voracious appetite for commodities and other imports, mounting concerns about its ability to meet its 7.5% annual growth target weighed on developed markets, including those in Europe.

Returns varied among European countries, while those for the region as a whole were slightly negative. The small-cap fund

Total Returns
Inception Through October 31, 2014
Average
Annual Return
FTSE All-World ex-US Index Fund Investor Shares (Returns since inception: 3/8/2007)	1.98%
FTSE All-World ex US Index	2.36
International Funds Average	1.13
International Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

FTSE All-World ex-US Small-Cap Index Fund Investor Shares (Returns since inception: 4/2/2009)	15.08%
FTSE Global Small Cap ex US Index	15.77
International Small-Cap Funds Average	17.21
International Small-Cap Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

returned about –1% in Europe, while the mid- and large-cap fund’s return was slightly below zero.

Early in the period, it looked as if Europe had emerged from a double-dip recession, but clouds reappeared on the economic horizon. Germany’s economy, Europe’s largest, contracted in the second calendar quarter and Italy slipped back into recession. Amid still-high unemployment and looming deflation, the European Central Bank cut interest rates twice and took other steps to try to stimulate growth.

The United Kingdom, which is the largest holding for both funds in the European region, was a relatively bright spot. Many other markets, including those of Germany, France, and Italy, lost ground. These declines weighed more heavily on the small-cap fund’s performance.

In the Pacific region, the mid- and large-cap fund advanced modestly, while the small-cap fund’s return was negative.

Japan, which represented more than half the assets of each fund in the region, hurt their results. Prime Minister Shinzo Abe continued to implement economic reforms aimed at spurring growth in the world’s third-largest economy. And, in a move that stunned global markets at the end of October, the Bank of Japan announced an expanded quantitative easing program with even more aggressive asset purchases, especially of Japanese government bonds. However, Japan’s weakened yen versus

A note on fair-value pricing

The reported return of a fund that tracks an index sometimes diverges from the index’s return a bit more than would be expected. This may be the result of a fair-value pricing adjustment.

These adjustments, which are required by the Securities and Exchange Commission, address pricing discrepancies that may arise because of time-zone differences among global stock markets. Foreign stocks may trade on exchanges that close many hours before a fund’s closing share price is calculated in the United States, generally at 4 p.m., Eastern time. In the hours between the foreign close and the U.S. close, the value of these foreign securities may change—because of company-specific announcements or market-wide developments, for example. Such price changes are not immediately reflected in international index values.

Fair-value pricing takes such changes into account in calculating the fund’s daily net asset value, thus ensuring that the NAV doesn’t include “stale” prices. The result can be a temporary divergence between the return of the fund and that of its benchmark index—a difference that usually corrects itself when the foreign markets reopen.

6

the dollar significantly hindered the results of U.S. dollar-based investors in both funds. The small-cap fund’s result for the region was further dampened by negative returns for Australia and Singapore.

Over the long term, the funds have closely tracked their indexes
Vanguard FTSE All-World ex-US Index Fund, which launched in March 2007, has returned 1.98% annually since

Currency fluctuation is one reason U.S. and international stocks diverge

Diversification is a proven way to reduce volatility and manage risk. That’s why it can make sense for investors to allocate a portion of their stock portfolios to international equities
(20% of the equity allocation can be a good starting point). International stocks, which make up about half of the world’s stock market capitalization, perform somewhat differently than stocks in the U.S. market. One of the many reasons for this is currency fluctuation. Currency movements historically have not been correlated to stock price movements, meaning they tend not to move together.

International stocks have underperformed U.S. stocks recently for U.S.-based investors, in part because many foreign currencies have weakened against the U.S. dollar. But that divergence actually highlights the diversification benefit of owning both U.S. and international stocks. As you can see from the accompanying chart, at other times, international stocks have outshone their U.S. counterparts. (For more insight, see Global Equities: Balancing Home Bias and Diversification, available at vanguard.com/research.)

Trailing 12-month return differential between U.S. and non-U.S. stocks

Notes: U.S. equities are represented by the MSCI USA Index; international equities are represented by the MSCI All Country World Index ex USA.
Data are from October 31, 1994, through October 31, 2014.
Sources: Vanguard, Thomson Reuters Datastream, and MSCI.

7

inception. Vanguard FTSE All-World ex-US Small-Cap Index Fund, which launched in April 2009, has returned 15.08% annually since inception.

The FTSE All-World ex-US Index Fund’s average annual return for the seven years surpassed the average annual return of its peer group. The FTSE All-World ex-US Small-Cap Index Fund’s average annual return for the five years trailed its peers.

Despite a challenging market environment—marked by the Great Recession, followed by record highs for many global markets—both funds have met their objectives of capturing the returns of their benchmarks when taking into account fair-value pricing, expenses, and transaction costs.

This is a testament to the experience, talent, and sophisticated systems of the funds’ advisor, Vanguard Equity Investment Group, aided by the funds’ low expenses, which enable shareholders to keep more of the returns on their investments.

When market volatility heats up, the best response is to stay cool
After several years of strength, stocks hit a rough patch toward the close of the fiscal year. From the end of September through the middle of October, global stock markets, as measured by the FTSE Global All Cap Index, returned –5.56%. They rebounded in the latter part of October, but many investors undoubtedly were left feeling unsettled.

What’s my best advice to anxious shareholders? Remain calm and remember that volatility is a normal part of stock market investing. The value of keeping a cool head is highlighted in a Vanguard research paper on investor behavior during the financial crisis, when global stocks declined about 58% and U.S. stocks about 55%.

The 2010 study, Resilience in Volatile Markets: 401(k) Participant Behavior, September 2007–December 2009, from the Vanguard Center for Retirement Research, examined the behavior of participants in Vanguard-administered retirement plans. During that time, about three-quarters of the participants made no changes to their accounts, and only 3% gave up on stocks completely.

As stocks recovered, this discipline yielded big benefits. Between the end of 2008 and the end of 2013, the average Vanguard 401(k) portfolio nearly doubled in value, largely because of the surge in stock prices.

I’m pleased that, over time, our clients have demonstrated an impressive ability to remain focused on their long-term goals. They stayed the course through the 1987 correction, the dot-com boom of the 1990s, and the 2008 financial crisis, and they continue to do so today.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
November 17, 2014

8

Your Fund’s Performance at a Glance
October 31, 2013, Through October 31, 2014
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard FTSE All-World ex-US Index Fund
Investor Shares	$19.81	$19.40	$0.624	$0.000
Admiral Shares	31.21	30.57	1.033	0.000
Institutional Shares	98.93	96.89	3.290	0.000
Institutional Plus Shares	104.76	102.60	3.508	0.000
ETF Shares	50.20	49.17	1.659	0.000
Vanguard FTSE All-World ex-US Small-Cap
Index Fund
Investor Shares	$38.99	$38.10	$0.965	$0.000
Institutional Shares	195.32	190.87	5.222	0.000
ETF Shares	102.21	99.89	2.721	0.000

9

FTSE All-World ex-US Index Fund

Fund Profile
As of October 31, 2014

Share-Class Characteristics
	Investor	Admiral	Institutional	Institutional
	Shares	Shares	Shares	Plus Shares	ETF Shares
Ticker Symbol	VFWIX	VFWAX	VFWSX	VFWPX	VEU
Expense Ratio[1]	0.30%	0.15%	0.12%	0.10%	0.15%

Portfolio Characteristics
		FTSE
		All-World
	Fund	ex US Index
Number of Stocks	2,458	2,359
Median Market Cap	$31.0B	$31.0B
Price/Earnings Ratio	17.2x	16.9x
Price/Book Ratio	1.7x	1.7x
Return on Equity	14.7%	14.7%
Earnings Growth
Rate	11.8%	11.9%
Dividend Yield	2.8%	2.9%
Turnover Rate	4%	—
Short-Term Reserves	-0.1%	—

Sector Diversification (% of equity exposure)
		FTSE
		All-World
	Fund	ex US Index
Basic Materials	7.8%	7.8%
Consumer Goods	15.3	15.3
Consumer Services	7.6	7.7
Financials	27.2	27.1
Health Care	7.9	7.9
Industrials	12.9	12.9
Oil & Gas	8.0	8.0
Technology	4.6	4.6
Telecommunications	5.0	5.0
Utilities	3.7	3.7

Volatility Measures
FTSE
All-World
ex US Index
R-Squared	0.97
Beta	0.98
These measures show the degree and timing of the fund’s fluctuations compared with the index over 36 months.

Ten Largest Holdings (% of total net assets)
Nestle SA	Food Products	1.2%
Royal Dutch Shell plc	Integrated Oil & Gas	1.2
Novartis AG	Pharmaceuticals	1.1
Roche Holding AG	Pharmaceuticals	1.1
HSBC Holdings plc	Banks	1.0
Toyota Motor Corp.	Automobiles	0.8
BHP Billiton Ltd.	General Mining	0.8
BP plc	Integrated Oil & Gas	0.7
Samsung Electronics Co.	Consumer
Ltd.	Electronics	0.7
Total SA	Integrated Oil & Gas	0.6
Top Ten		9.2%
The holdings listed exclude any temporary cash investments and equity index products.

Allocation by Region (% of equity exposure)

1 The expense ratios shown are from the prospectus dated February 27, 2014, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2014, the expense ratios were 0.29% for Investor Shares, 0.14% for Admiral Shares, 0.12% for Institutional Shares, 0.10% for Institutional Plus Shares, and 0.14% for ETF Shares.

10

FTSE All-World ex-US Index Fund

Market Diversification (% of equity exposure)
		FTSE
		All-World
		ex US
	Fund	Index
Europe
United Kingdom	14.7%	14.8%
Switzerland	6.3	6.4
France	6.3	6.3
Germany	6.0	6.0
Spain	2.4	2.4
Sweden	2.1	2.1
Netherlands	2.0	2.0
Italy	1.7	1.7
Denmark	1.1	1.1
Other	2.6	2.5
Subtotal	45.2%	45.3%
Pacific
Japan	16.4%	15.9%
Australia	5.7	5.7
South Korea	3.0	3.1
Hong Kong	2.6	2.7
Singapore	1.1	1.1
Other	0.1	0.1
Subtotal	28.9%	28.6%
Emerging Markets
China	4.1%	4.1%
Taiwan	2.6	2.6
Brazil	2.2	2.3
India	2.2	2.1
South Africa	1.8	1.8
Mexico	1.1	1.1
Other	4.8	4.9
Subtotal	18.8%	18.9%
North America
Canada	6.6%	6.7%
Middle East	0.5%	0.5%

11

FTSE All-World ex-US Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: March 8, 2007, Through October 31, 2014
Initial Investment of $10,000

			Average Annual Total Returns
		Periods Ended October 31, 2014
				Since	Final Value
		One	Five	Inception	of a $10,000
		Year	Years	(3/8/2007)	Investment
	FTSE All-World ex-US Index
	Fund Investor Shares	1.05%	6.43%	1.98%	$11,620
••••••••	FTSE All-World ex US Index	0.45	6.38	2.36	11,952
– – – –	International Funds Average	0.04	6.72	1.13	10,896
International Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
"Since Inception" performance is calculated from the Investor Shares’ inception date for both the fund and its comparative standards.

		Since	Final Value
	One	Inception	of a $10,000
	Year	(9/27/2011)	Investment
FTSE All-World ex-US Index Fund Admiral
Shares	1.23%	10.92%	$13,779
FTSE All-World ex US Index	0.45	10.64	13,672
"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standard.

See Financial Highlights for dividend and capital gains information.
12

FTSE All-World ex-US Index Fund

		Average Annual Total Returns
	Periods Ended October 31, 2014

			Since	Final Value
	One	Five	Inception	of a $5,000,000
	Year	Years	(4/30/2007)	Investment
FTSE All-World ex-US Index Fund
Institutional Shares	1.23%	6.62%	1.28%	$5,501,545

FTSE All-World ex US Index	0.45	6.38	1.31	5,514,860
"Since Inception" performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standard.

		Since	Final Value
	One	Inception	of a $100,000,000
	Year	(12/16/2010)	Investment
FTSE All-World ex-US Index Fund Institutional
Plus Shares	1.25%	4.59%	$118,975,988
FTSE All-World ex US Index	0.45	4.59	121,140,494
"Since Inception" performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standard.

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(3/2/2007)	Investment
FTSE All-World ex-US Index Fund
ETF Shares Net Asset Value	1.21%	6.58%	2.39%	$11,989
FTSE All-World ex US Index	0.45	6.38	2.47	12,057
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

Cumulative Returns of ETF Shares: March 2, 2007, Through October 31, 2014
			Since
	One	Five	Inception
	Year	Years	(3/2/2007)
FTSE All-World ex-US Index Fund ETF Shares
Market Price	1.44%	38.17%	20.11%
FTSE All-World ex-US Index Fund ETF Shares Net
Asset Value	1.21	37.54	19.89
FTSE All-World ex US Index	0.45	36.25	20.57
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

13

FTSE All-World ex-US Index Fund

Fiscal-Year Total Returns (%): March 8, 2007, Through October 31, 2014

Average Annual Total Returns: Periods Ended September 30, 2014
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Since
	Date	Year	Years	Inception
Investor Shares	3/8/2007	4.69%	5.92%	2.02%
Admiral Shares	9/27/2011	4.85	—	11.28
Institutional Shares	4/30/2007	4.86	6.12	1.31
Institutional Plus Shares	12/16/2010	4.89	—	4.72
ETF Shares	3/2/2007
Market Price		4.77	6.00	2.43
Net Asset Value		4.82	6.08	2.44

14

FTSE All-World ex-US Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of October 31, 2014

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Australia
Commonwealth Bank of Australia	1,909,341	135,802	0.6%
BHP Billiton Ltd.	3,807,821	113,655	0.5%
Westpac Banking Corp.	3,654,532	112,368	0.5%
Australia & New Zealand Banking Group Ltd.	3,270,803	96,801	0.4%
National Australia Bank Ltd.	2,807,060	86,752	0.4%
Australia—Other †		728,176	3.3%
		1,273,554	5.7%

Austria †		34,854	0.2%

Belgium
Anheuser-Busch InBev NV	944,506	104,674	0.5%
Belgium—Other †		85,854	0.4%
		190,528	0.9%

Brazil †		498,939	2.2%

Canada
Royal Bank of Canada	1,706,285	121,130	0.5%
Toronto-Dominion Bank	2,188,644	107,718	0.5%
Bank of Nova Scotia	1,435,381	87,902	0.4%
Canada—Other †		1,167,090	5.2%
		1,483,840	6.6%

Chile †		62,057	0.3%

China
* Tencent Holdings Ltd.	5,446,860	86,720	0.4%
China Mobile Ltd.	6,174,204	76,805	0.4%
China Construction Bank Corp.	85,576,277	63,723	0.3%

15

FTSE All-World ex-US Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	Industrial & Commercial Bank of China Ltd	. 85,473,500	56,492	0.3%
	Bank of China Ltd.	89,293,541	42,683	0.2%
	PetroChina Co. Ltd.	25,028,000	31,457	0.2%
	CNOOC Ltd.	19,040,536	29,807	0.1%
	China Petroleum & Chemical Corp.	30,271,400	26,319	0.1%
	China Life Insurance Co. Ltd.	8,814,000	26,311	0.1%
	Agricultural Bank of China Ltd.	30,502,715	14,148	0.1%
	China Overseas Land & Investment Ltd.	4,837,760	14,078	0.1%
	China Telecom Corp. Ltd.	19,122,000	12,194	0.1%
	China Shenhua Energy Co. Ltd.	4,021,500	11,324	0.1%
	CITIC Ltd.	6,466,000	11,315	0.1%
	China Unicom Hong Kong Ltd.	5,352,123	8,025	0.1%
	PICC Property & Casualty Co. Ltd.	3,633,523	6,664	0.0%
	China Resources Power Holdings Co. Ltd.	2,230,400	6,589	0.0%
	China CITIC Bank Corp. Ltd.	9,169,843	5,973	0.0%
	Dongfeng Motor Group Co. Ltd.	3,484,000	5,385	0.0%
	China Resources Land Ltd.	2,230,883	5,321	0.0%
	China Oilfield Services Ltd.	2,156,000	4,501	0.0%
	Sinopharm Group Co. Ltd.	1,145,200	4,472	0.0%
	Kunlun Energy Co. Ltd.	3,294,000	4,427	0.0%
	China Communications Construction Co. Ltd.	5,590,000	4,314	0.0%
	China Longyuan Power Group Corp. Ltd	. 3,952,000	4,222	0.0%
	China Resources Enterprise Ltd.	1,490,000	3,540	0.0%
^	China Coal Energy Co. Ltd.	4,881,000	3,022	0.0%
	China State Construction International Holdings Ltd.	1,822,000	2,854	0.0%
	China Railway Group Ltd.	4,579,000	2,847	0.0%
	Zhuzhou CSR Times Electric Co. Ltd.	605,500	2,829	0.0%
*,^	Aluminum Corp. of China Ltd.	5,504,000	2,451	0.0%
	CSR Corp. Ltd.	2,265,000	2,354	0.0%
	China Railway Construction Corp. Ltd.	2,192,574	2,300	0.0%
	China Resources Gas Group Ltd.	772,000	2,204	0.0%
*	China Taiping Insurance Holdings Co. Ltd.	958,000	2,103	0.0%
	AviChina Industry & Technology Co. Ltd.	2,644,000	2,010	0.0%
1	People’s Insurance Co. Group of China Ltd.	4,459,000	1,924	0.0%
*	China Cinda Asset Management Co. Ltd.	3,766,000	1,783	0.0%
	Sinotrans Ltd.	2,187,000	1,735	0.0%
	Air China Ltd.	2,456,000	1,589	0.0%
	China Resources Cement Holdings Ltd	. 2,270,000	1,541	0.0%
	Huaneng Renewables Corp. Ltd.	4,064,000	1,461	0.0%
	China Communications Services Corp. Ltd	. 3,072,800	1,456	0.0%
*,^	China COSCO Holdings Co. Ltd.	3,039,800	1,380	0.0%
	Beijing Capital International Airport Co. Ltd.	1,726,000	1,267	0.0%
1	Sinopec Engineering Group Co. Ltd.	1,294,093	1,251	0.0%
	Sinopec Shanghai Petrochemical Co. Ltd.	3,981,000	1,236	0.0%
	Franshion Properties China Ltd.	4,418,000	1,042	0.0%
1	China Galaxy Securities Co. Ltd.	1,295,000	1,031	0.0%
	Angang Steel Co. Ltd.	1,264,000	930	0.0%
	Metallurgical Corp. of China Ltd.	3,300,000	916	0.0%
	China Agri-Industries Holdings Ltd.	2,380,200	908	0.0%
*	China Eastern Airlines Corp. Ltd.	1,960,000	745	0.0%
	China BlueChemical Ltd.	2,044,000	730	0.0%
	China Southern Airlines Co. Ltd.	1,995,000	699	0.0%
	Dongfang Electric Corp. Ltd.	404,400	686	0.0%
	Harbin Electric Co. Ltd.	862,000	520	0.0%
	China Merchants Property Development Co. Ltd. Class B	216,825	363	0.0%

16

FTSE All-World ex-US Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
*	China Foods Ltd.	934,000	353	0.0%
*,^	CITIC Resources Holdings Ltd.	2,472,690	344	0.0%
*	Sinofert Holdings Ltd.	1,919,153	298	0.0%
	China Machinery Engineering Corp.	510,361	289	0.0%
1	China—Other †		298,687	1.4%
			916,947	4.1%

Colombia †			39,749	0.2%

Czech Republic †			10,061	0.0%

Denmark
	Novo Nordisk A/S Class B	2,311,191	104,455	0.5%
	Denmark—Other †		144,626	0.6%
			249,081	1.1%

Egypt †			13,066	0.1%

Finland †			139,613	0.6%

France
	Total SA	2,410,291	143,833	0.6%
	Sanofi	1,358,048	125,794	0.6%
	BNP Paribas SA	1,158,769	73,072	0.3%
	France—Other †		1,052,408	4.7%
			1,395,107	6.2%
Germany
	Bayer AG	981,196	139,562	0.6%
	Siemens AG	940,568	106,028	0.5%
	BASF SE	1,095,318	96,478	0.4%
	Daimler AG	1,133,395	88,101	0.4%
	Allianz SE	540,223	85,815	0.4%
	SAP SE	1,060,521	72,105	0.3%
	Germany—Other †		740,681	3.3%
			1,328,770	5.9%

Greece †			17,168	0.1%

Hong Kong
	AIA Group Ltd.	14,289,881	79,730	0.3%
	Hang Seng Bank Ltd.	904,800	15,333	0.1%
	BOC Hong Kong Holdings Ltd.	4,267,882	14,187	0.1%
	China Travel International Investment Hong Kong Ltd.	3,114,000	969	0.0%
*	China Taiping Insurance Holdings Rights Exp. 11/18/2014	201,180	123	0.0%
1	Hong Kong—Other †		481,611	2.1%
			591,953	2.6%

Hungary †			9,662	0.0%

India
	Nestle India Ltd.	26,570	2,724	0.0%
1	India—Other †		480,073	2.2%
			482,797	2.2%

17

FTSE All-World ex-US Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Indonesia †		116,939	0.5%

Ireland †		39,151	0.2%

Israel
Osem Investments Ltd.	40,567	784	0.0%
Israel—Other †		104,678	0.5%
		105,462	0.5%
Italy †		375,257	1.7%

Japan
Toyota Motor Corp.	3,142,549	189,044	0.8%
Mitsubishi UFJ Financial Group Inc.	16,787,007	100,094	0.5%
SoftBank Corp.	1,116,654	82,743	0.4%
Honda Motor Co. Ltd.	2,127,446	67,689	0.3%
Chugai Pharmaceutical Co. Ltd.	262,100	7,983	0.0%
Japan—Other †		3,193,051	14.3%
		3,640,604	16.3%

[1]Malaysia †		200,967	0.9%

Mexico †		250,133	1.1%

Morocco †		789	0.0%

Netherlands
Unilever NV	1,846,683	71,699	0.3%
Netherlands—Other †		364,566	1.7%
		436,265	2.0%

New Zealand †		30,546	0.1%

[1]Norway †		121,670	0.5%

Other[2]
3 Vanguard FTSE Emerging Markets ETF	587,984	25,072	0.1%

Peru †		12,511	0.1%

Philippines †		70,841	0.3%

Poland †		78,850	0.4%

Portugal †		29,861	0.1%

[1]Russia †		206,216	0.9%

Singapore
^ COSCO Corp. Singapore Ltd.	998,000	464	0.0%
Singapore—Other †		239,393	1.1%
		239,857	1.1%

South Africa †		391,204	1.7%

18

FTSE All-World ex-US Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
South Korea
1 Samsung Electronics Co. Ltd. GDR	209,632	120,658	0.5%
South Korea—Other †		556,419	2.5%
		677,077	3.0%
Spain
* Banco Santander SA	14,165,565	124,984	0.6%
Banco Bilbao Vizcaya Argentaria SA	6,976,833	78,010	0.3%
Telefonica SA	4,716,896	70,933	0.3%
Spain—Other †		262,806	1.2%
		536,733	2.4%

Sweden †		469,267	2.1%

Switzerland
Nestle SA	3,783,566	276,998	1.2%
Novartis AG	2,763,083	256,259	1.2%
Roche Holding AG	833,653	246,225	1.1%
UBS AG	4,183,931	72,717	0.3%
Switzerland—Other †		564,193	2.5%
		1,416,392	6.3%
Taiwan
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4,855,981	106,929	0.5%
Taiwan—Other †		470,919	2.1%
		577,848	2.6%

Thailand †		123,779	0.6%

Turkey †		77,286	0.3%

United Arab Emirates †		43,165	0.2%

United Kingdom
HSBC Holdings plc	22,627,236	231,631	1.0%
Royal Dutch Shell plc Class A	4,670,153	167,233	0.7%
BP plc	21,897,754	157,762	0.7%
GlaxoSmithKline plc	5,768,623	130,770	0.6%
British American Tobacco plc	2,211,709	125,620	0.6%
AstraZeneca plc	1,497,338	109,022	0.5%
Royal Dutch Shell plc Class B	2,910,073	107,962	0.5%
Vodafone Group plc	31,521,948	104,743	0.5%
Diageo plc	2,988,539	87,961	0.4%
* Lloyds Banking Group plc	64,132,125	79,248	0.3%
Barclays plc	19,453,113	74,568	0.3%
Rio Tinto plc	1,480,363	70,702	0.3%
Prudential plc	3,027,648	69,966	0.3%
BG Group plc	4,038,180	67,299	0.3%
1 United Kingdom—Other †		1,693,105	7.6%
		3,277,592	14.6%
Total Common Stocks (Cost $19,702,106)		22,309,080	99.6%[4]

19

FTSE All-World ex-US Index Fund

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[5,6] Vanguard Market Liquidity Fund	0.114%	319,666,063	319,666	1.4%

[7,8]U.S. Government and Agency Obligations †			10,000	0.1%
Total Temporary Cash Investments (Cost $329,665)			329,666	1.5%[4]
Total Investments (Cost $20,031,771)			22,638,746	101.1%
Other Assets and Liabilities
Other Assets			85,904	0.4%
Liabilities[6]			(332,697)	(1.5%)
			(246,793)	(1.1%)
Net Assets			22,391,953	100.0%

At October 31, 2014, net assets consisted of:
				Amount
				($000)
Paid-in Capital				20,640,934
Undistributed Net Investment Income				42,396
Accumulated Net Realized Losses				(893,573)
Unrealized Appreciation (Depreciation)
Investment Securities				2,606,975
Futures Contracts				(872)
Forward Currency Contracts				(1,889)
Foreign Currencies				(2,018)
Net Assets				22,391,953

Investor Shares—Net Assets
Applicable to 28,472,315 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				552,321
Net Asset Value Per Share—Investor Shares				$19.40

Admiral Shares—Net Assets
Applicable to 83,459,498 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				2,551,074
Net Asset Value Per Share—Admiral Shares				$30.57

Institutional Shares—Net Assets
Applicable to 48,641,772 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				4,712,914
Net Asset Value Per Share—Institutional Shares				$96.89

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FTSE All-World ex-US Index Fund

Amount
($000)
Institutional Plus Shares—Net Assets
Applicable to 20,686,355 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,122,418
Net Asset Value Per Share—Institutional Plus Shares	$102.60

ETF Shares—Net Assets
Applicable to 253,260,869 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	12,453,226
Net Asset Value Per Share—ETF Shares	$49.17

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $259,343,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2014, the aggregate value of these securities was $158,101,000, representing 0.7% of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 1.2%, respectively, of net assets.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6 Includes $286,515,000 of collateral received for securities on loan.
7 Securities with a value of $3,000,000 have been segregated as initial margin for open futures contracts.
8 Securities with a value of $1,419,000 have been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.

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FTSE All-World ex-US Index Fund

Statement of Operations

Year Ended
October 31, 2014
($000)
Investment Income
Income
Dividends[1,2]	733,087
Interest[2]	90
Securities Lending	14,920
Total Income	748,097
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,031
Management and Administrative—Investor Shares	1,396
Management and Administrative—Admiral Shares	2,027
Management and Administrative—Institutional Shares	3,203
Management and Administrative—Institutional Plus Shares	1,063
Management and Administrative—ETF Shares	10,532
Marketing and Distribution—Investor Shares	152
Marketing and Distribution—Admiral Shares	395
Marketing and Distribution—Institutional Shares	1,032
Marketing and Distribution—Institutional Plus Shares	393
Marketing and Distribution—ETF Shares	2,645
Custodian Fees	4,027
Auditing Fees	38
Shareholders’ Reports—Investor Shares	12
Shareholders’ Reports—Admiral Shares	11
Shareholders’ Reports—Institutional Shares	18
Shareholders’ Reports—Institutional Plus Shares	5
Shareholders’ Reports—ETF Shares	294
Trustees’ Fees and Expenses	15
Total Expenses	29,289
Net Investment Income	718,808
Realized Net Gain (Loss)
Investment Securities Sold[2]	(31,145)
Futures Contracts	7,107
Foreign Currencies and Forward Currency Contracts	(4,806)
Realized Net Gain (Loss)	(28,844)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(452,701)
Futures Contracts	(3,456)
Foreign Currencies and Forward Currency Contracts	(5,161)
Change in Unrealized Appreciation (Depreciation)	(461,318)
Net Increase (Decrease) in Net Assets Resulting from Operations	228,646
1 Dividends are net of foreign withholding taxes of $37,896,000.
2 Dividend income, interest income, and realized net gain (loss) from affiliated companies of the fund were $791,000, $85,000, and ($384,000), respectively.
See accompanying Notes, which are an integral part of the Financial Statements.

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FTSE All-World ex-US Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	718,808	484,398
Realized Net Gain (Loss)	(28,844)	(333,975)
Change in Unrealized Appreciation (Depreciation)	(461,318)	2,950,192
Net Increase (Decrease) in Net Assets Resulting from Operations	228,646	3,100,615
Distributions
Net Investment Income
Investor Shares	(19,217)	(17,084)
Admiral Shares	(71,461)	(49,909)
Institutional Shares	(154,344)	(133,997)
Institutional Plus Shares	(67,065)	(49,235)
ETF Shares	(399,093)	(297,105)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
ETF Shares	—	—
Total Distributions	(711,180)	(547,330)
Capital Share Transactions
Investor Shares	(77,758)	7,164
Admiral Shares	699,465	438,694
Institutional Shares	117,739	377,443
Institutional Plus Shares	498,478	172,307
ETF Shares	1,629,962	2,321,932
Net Increase (Decrease) from Capital Share Transactions	2,867,886	3,317,540
Total Increase (Decrease)	2,385,352	5,870,825
Net Assets
Beginning of Period	20,006,601	14,135,776
End of Period[1]	22,391,953	20,006,601
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $42,396,000 and $36,122,000.

See accompanying Notes, which are an integral part of the Financial Statements.

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FTSE All-World ex-US Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$19.81	$17.03	$16.95	$18.43	$16.48
Investment Operations
Net Investment Income	. 627[1]	.482	.448	.512	.418 [2]
Net Realized and Unrealized Gain (Loss)
on Investments	(. 413)	2.850	.397	(1.608)	1.853
Total from Investment Operations	.214	3.332	.845	(1.096)	2.271
Distributions
Dividends from Net Investment Income	(. 624)	(. 552)	(.765)	(.384)	(. 321)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 624)	(. 552)	(.765)	(.384)	(. 321)
Net Asset Value, End of Period	$19.40	$19.81	$17.03	$16.95	$18.43

Total Return[3]	1.05%	19.97%	5.30%	-6.11%	13.94%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$552	$637	$543	$1,330	$1,458
Ratio of Total Expenses to Average Net Assets	0.29%	0.30%	0.30%	0.35%	0.35%
Ratio of Net Investment Income to
Average Net Assets	3.18%[1]	2.69%	3.13%	2.87%	2.45%
Portfolio Turnover Rate [4]	4%	8%	6%	6%	6%
1 Net investment income per share and the ratio of net investment income to average net assets include $.088 and 0.44%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
2 Calculated based on average shares outstanding.
3 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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FTSE All-World ex-US Index Fund

Financial Highlights

Admiral Shares
				Sept. 27,
				2011[1] to
	Year Ended October 31,			Oct. 31,
For a Share Outstanding Throughout Each Period	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$31.21	$26.86	$26.86	$25.00
Investment Operations
Net Investment Income	1.037 [2]	.805	.818	.082
Net Realized and Unrealized Gain (Loss) on Investments	(.644)	4.487	.543	1.778
Total from Investment Operations	.393	5.292	1.361	1.860
Distributions
Dividends from Net Investment Income	(1.033)	(.942)	(1.361)	—
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(1.033)	(.942)	(1.361)	—
Net Asset Value, End of Period	$30.57	$31.21	$26.86	$26.86

Total Return[3]	1.23%	20.14%	5.46%	7.44%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,551	$1,909	$1,235	$152
Ratio of Total Expenses to Average Net Assets	0.14%	0.15%	0.15%	0.18%[4]
Ratio of Net Investment Income to Average Net Assets	3.33%[2]	2.84%	3.28%	3.04%[4]
Portfolio Turnover Rate [5]	4%	8%	6%	6%
1 Inception.
2 Net investment income per share and the ratio of net investment income to average net assets include $.139 and 0.44%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
3 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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FTSE All-World ex-US Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$98.93	$85.14	$85.10	$92.50	$82.71
Investment Operations
Net Investment Income	3.299[1]	2.577	2.628	2.785	2.226[2]
Net Realized and Unrealized Gain (Loss)
on Investments	(2.049)	14.215	1.735	(8.113)	9.322
Total from Investment Operations	1.250	16.792	4.363	(5.328)	11.548
Distributions
Dividends from Net Investment Income	(3.290)	(3.002)	(4.323)	(2.072)	(1.758)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.290)	(3.002)	(4.323)	(2.072)	(1.758)
Net Asset Value, End of Period	$96.89	$98.93	$85.14	$85.10	$92.50

Total Return[3]	1.23%	20.16%	5.51%	-5.94%	14.15%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,713	$4,687	$3,684	$3,975	$4,146
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.13%	0.15%
Ratio of Net Investment Income to
Average Net Assets	3.35%[1]	2.87%	3.31%	3.09%	2.65%
Portfolio Turnover Rate [4]	4%	8%	6%	6%	6%
1 Net investment income per share and the ratio of net investment income to average net assets include $.441 and 0.44%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
2 Calculated based on average shares outstanding.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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FTSE All-World ex-US Index Fund

Financial Highlights

Institutional Plus Shares
				Dec. 16,
				2010[1] to
	Year Ended October 31,			Oct. 31,
For a Share Outstanding Throughout Each Period	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$104.76	$90.17	$90.15	$99.48
Investment Operations
Net Investment Income	3.517 [2]	2.749	2.809	2.794
Net Realized and Unrealized Gain (Loss) on Investments	(2.169)	15.050	1.829	(9.947)
Total from Investment Operations	1.348	17.799	4.638	(7.153)
Distributions
Dividends from Net Investment Income	(3.508)	(3.209)	(4.618)	(2.177)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(3.508)	(3.209)	(4.618)	(2.177)
Net Asset Value, End of Period	$102.60	$104.76	$90.17	$90.15

Total Return[3]	1.25%	20.18%	5.54%	-7.36%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,122	$1,671	$1,274	$566
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%[4]
Ratio of Net Investment Income to Average Net Assets	3.37%[2]	2.89%	3.33%	3.12%[4]
Portfolio Turnover Rate [5]	4%	8%	6%	6%
1 Inception.
2 Net investment income per share and the ratio of net investment income to average net assets include $.467 and 0.44%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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FTSE All-World ex-US Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$50.20	$43.21	$43.17	$46.92	$41.95
Investment Operations
Net Investment Income	1.665[1]	1.295	1.324	1.390	1.118[2]
Net Realized and Unrealized Gain (Loss)
on Investments	(1.036)	7.204	.884	(4.121)	4.715
Total from Investment Operations	.629	8.499	2.208	(2.731)	5.833
Distributions
Dividends from Net Investment Income	(1.659)	(1.509)	(2.168)	(1.019)	(.863)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.659)	(1.509)	(2.168)	(1.019)	(.863)
Net Asset Value, End of Period	$49.17	$50.20	$43.21	$43.17	$46.92

Total Return	1.21%	20.12%	5.51%	-5.99%	14.07%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,453	$11,102	$7,400	$6,301	$6,272
Ratio of Total Expenses to Average Net Assets	0.14%	0.15%	0.15%	0.18%	0.22%
Ratio of Net Investment Income to
Average Net Assets	3.33%[1]	2.84%	3.28%	3.04%	2.58%
Portfolio Turnover Rate [3]	4%	8%	6%	6%	6%
1 Net investment income per share and the ratio of net investment income to average net assets include $.224 and 0.44%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
2 Calculated based on average shares outstanding.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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FTSE All-World ex-US Index Fund

Notes to Financial Statements

Vanguard FTSE All-World ex-US Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers five classes of shares: Investor Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a

29

FTSE All-World ex-US Index Fund

fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearing-house, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values and notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the year ended October 31, 2014, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period. The fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

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FTSE All-World ex-US Index Fund

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2011–2014), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at October 31, 2014, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution

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FTSE All-World ex-US Index Fund

expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to invest up to 0.40% of its net assets in Vanguard. At October 31, 2014, the fund had contributed capital of $2,229,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.89% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of October 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	2,007,663	339,566	—
Common Stocks—Other	374,221	19,577,635	9,995
Temporary Cash Investments	319,666	10,000	—
Futures Contracts—Assets[1]	1,257	—	—
Forward Currency Contracts—Assets	—	277	—
Forward Currency Contracts—Liabilities	—	(2,166)	—
Total	2,702,807	19,925,312	9,995
1 Represents variation margin on the last day of the reporting period.

Securities in certain countries may transfer between Level 1 and Level 2 because of differences in stock market closure times that may result from transitions between standard and daylight saving time in those countries and the United States. Based on values on the date of transfer, securities valued at $270,656,000 based on Level 1 inputs were transferred from Level 2 during the fiscal year. Additionally, based on values on the date of transfer, securities valued at $324,300,000 based on Level 2 inputs were transferred from Level 1 during the fiscal year.

32

FTSE All-World ex-US Index Fund

D. At October 31, 2014, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Other Assets	1,257	277	1,534
Liabilities	—	(2,166)	(2,166)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2014, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	7,107	—	7,107
Forward Currency Contracts	—	(954)	(954)
Realized Net Gain (Loss) on Derivatives	7,107	(954)	6,153

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(3,456)	—	(3,456)
Forward Currency Contracts	—	(2,820)	(2,820)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(3,456)	(2,820)	(6,276)

At October 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
FTSE 100 Index	December 2014	177	18,422	(753)
Dow Jones EURO STOXX 50	December 2014	420	16,318	(604)
Topix Index	December 2014	108	12,881	370
S&P ASX 200 Index	December 2014	70	8,488	115
				(872)

Unrealized appreciation (depreciation) on open FTSE 100 Index and Dow Jones EURO STOXX 50
Index futures contracts are required to be treated as realized gain (loss) for tax purposes.

33

FTSE All-World ex-US Index Fund

At October 31, 2014, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

						Unrealized
	Contract					Appreciation
	Settlement			Contract Amount (000)		(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
UBS AG	12/24/14	GBP	13,421	USD	21,876	(416)
BNP Paribas	12/24/14	GBP	6,100	USD	9,960	(205)
Bank of America NA	12/23/14	AUD	10,472	USD	9,396	(215)
Morgan Stanley Capital Services LLC	12/24/14	EUR	7,147	USD	9,270	(312)
BNP Paribas	12/24/14	EUR	6,446	USD	8,363	(282)
BNP Paribas	12/16/14	JPY	713,052	USD	6,708	(357)
Morgan Stanley Capital Services LLC	12/16/14	JPY	678,728	USD	6,329	(284)
Credit Suisse International	12/23/14	AUD	4,094	USD	3,684	(95)
Deutsche Bank AG	12/24/14	USD	12,049	GBP	7,374	258
Deutsche Bank AG	12/23/14	USD	4,368	AUD	4,962	19
						(1,889)
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended October 31, 2014, the fund realized net foreign currency losses of $3,852,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be passive foreign investment companies, for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the year ended October 31, 2014, the fund realized gains on the sale of passive foreign investment companies of $2,582,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Passive foreign investment companies held at October 31, 2014, had unrealized appreciation of $56,297,000.

34

FTSE All-World ex-US Index Fund

The fund realized gains on the sale of securities that were subject to capital gains tax in certain foreign countries. Capital gains taxes reduce realized gains for financial statement purposes but are treated as an expense for tax purposes. Accordingly, $84,000 of capital gains tax has been reclassified from accumulated net realized losses to undistributed net investment income.

During the year ended October 31, 2014, the fund realized $87,119,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at October 31, 2014, the fund had $109,152,000 of ordinary income available for distribution. At October 31, 2014, the fund had available capital losses totaling $868,376,000 to offset future net capital gains. Of this amount, $281,206,000 is subject to expiration dates; $1,431,000 may be used to offset future net capital gains through October 31, 2015, $29,919,000 through October 31, 2016, $138,066,000 through October 31, 2017, $32,560,000 through October 31, 2018, and $79,230,000 through October 31, 2019. Capital losses of $587,170,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At October 31, 2014, the cost of investment securities for tax purposes was $20,116,511,000. Net unrealized appreciation of investment securities for tax purposes was $2,522,235,000, consisting of unrealized gains of $4,258,779,000 on securities that had risen in value since their purchase and $1,736,544,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended October 31, 2014, the fund purchased $3,877,090,000 of investment securities and sold $1,079,236,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,511,224,000 and $185,252,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

35

FTSE All-World ex-US Index Fund

G. Capital share transactions for each class of shares were:
			Year Ended October 31,
		2014		2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	234,361	11,821	172,809	9,431
Issued in Lieu of Cash Distributions	18,693	943	16,608	933
Redeemed	(330,812)	(16,475)	(182,253)	(10,092)
Net Increase (Decrease)—Investor Shares	(77,758)	(3,711)	7,164	272
Admiral Shares
Issued	1,011,547	32,236	635,607	22,027
Issued in Lieu of Cash Distributions	58,193	1,862	39,898	1,420
Redeemed	(370,275)	(11,817)	(236,811)	(8,222)
Net Increase (Decrease) —Admiral Shares	699,465	22,281	438,694	15,225
Institutional Shares
Issued	1,108,144	11,167	1,031,334	11,230
Issued in Lieu of Cash Distributions	140,367	1,417	121,461	1,365
Redeemed	(1,130,772)	(11,322)	(775,352)	(8,480)
Net Increase (Decrease) —Institutional Shares	117,739	1,262	377,443	4,115
Institutional Plus Shares
Issued	692,692	6,583	382,327	3,927
Issued in Lieu of Cash Distributions	65,258	622	49,237	522
Redeemed	(259,472)	(2,467)	(259,257)	(2,629)
Net Increase (Decrease) —Institutional Plus Shares	498,478	4,738	172,307	1,820
ETF Shares
Issued	1,717,407	33,926	2,321,932	49,861
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(87,445)	(1,800)	—	—
Net Increase (Decrease)—ETF Shares	1,629,962	32,126	2,321,932	49,861

H. Management has determined that no material events or transactions occurred subsequent to October 31, 2014, that would require recognition or disclosure in these financial statements.

36

FTSE All-World ex-US Small-Cap Index Fund

Fund Profile
As of October 31, 2014

Share-Class Characteristics
	Investor	Institutional
	Shares	Shares	ETF Shares
Ticker Symbol	VFSVX	VFSNX	VSS
Expense Ratio[1]	0.40%	0.19%	0.20%

Portfolio Characteristics
		FTSE Global
		Small Cap
	Fund	ex US Index
Number of Stocks	3,281	3,195
Median Market Cap	$1.5B	$1.5B
Price/Earnings Ratio	19.7x	19.6x
Price/Book Ratio	1.5x	1.5x
Return on Equity	11.1%	11.1%
Earnings Growth
Rate	13.2%	13.3%
Dividend Yield	2.4%	2.4%
Turnover Rate	13%	—
Short-Term Reserves	0.1%	—

Sector Diversification (% of equity exposure)
		FTSE Global
		Small Cap
	Fund	ex US Index
Basic Materials	7.9%	7.9%
Consumer Goods	10.4	10.6
Consumer Services	12.8	12.8
Financials	21.4	21.4
Health Care	5.4	5.3
Industrials	23.4	23.3
Oil & Gas	7.1	7.2
Technology	7.6	7.5
Telecommunications	1.3	1.3
Utilities	2.7	2.7

Volatility Measures
FTSE Global
Small Cap
ex US Index
R-Squared	0.98
Beta	0.98
These measures show the degree and timing of the fund’s
fluctuations compared with the index over 36 months.

Ten Largest Holdings (% of total net assets)
Gildan Activewear Inc.	Clothing &
	Accessories	0.4%
Open Text Corp.	Software	0.3
Keyera Corp.	Exploration &
	Production	0.3
Dixons Carphone plc	Specialty Retailers	0.3
Methanex Corp.	Specialty Chemicals	0.3
AltaGas Ltd.	Exploration &
	Production	0.3
Vermilion Energy Inc.	Exploration &
	Production	0.3
H&R Real Estate	Industrial & Office
Investment Trust	REITs	0.3
Pennon Group plc	Water	0.3
Inchcape plc	Specialty Retailers	0.3
Top Ten		3.1%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated February 27, 2014, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2014, the expense ratios were 0.37% for Investor Shares, 0.18% for Institutional Shares, and 0.19% for ETF Shares.

37

FTSE All-World ex-US Small-Cap Index Fund

Allocation by Region (% of equity exposure)

Market Diversification (% of equity exposure)
		FTSE
		Global
		Small Cap
		ex US
	Fund	Index
Europe
United Kingdom	15.4%	15.4%
Germany	3.5	3.5
Switzerland	2.7	2.7
France	2.6	2.6
Sweden	2.5	2.5
Italy	2.4	2.4
Spain	1.7	1.6
Netherlands	1.5	1.5
Finland	1.3	1.3
Belgium	1.3	1.3
Norway	1.1	1.1
Denmark	1.1	1.1
Other	1.8	1.8
Subtotal	38.9%	38.8%
Pacific
Japan	14.7%	14.6%
Australia	4.4	4.3
South Korea	3.8	3.8
Singapore	1.9	1.8
Hong Kong	1.8	1.8
Other	0.6	0.6
Subtotal	27.2%	26.9%
Emerging Markets
Taiwan	6.6%	6.7%
China	2.9	3.0
India	2.2	2.2
Malaysia	1.3	1.4
Brazil	1.2	1.2
Thailand	1.1	1.0
Other	4.3	4.5
Subtotal	19.6%	20.0%
North America
Canada	14.0%	14.0%
Middle East	0.3%	0.3%

38

FTSE All-World ex-US Small-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: April 2, 2009, Through October 31, 2014
Initial Investment of $10,000

			Average Annual Total Returns
		Periods Ended October 31, 2014
				Since	Final Value
		One	Five	Inception	of a $10,000
		Year	Years	(4/2/2009)	Investment
	FTSE All-World ex-US Small-Cap
	Index Fund*Investor Shares	0.15%	7.98%	15.08%	$21,899
••••••••	FTSE Global Small Cap ex US Index	-0.51	8.03	15.77	22,640
– – –	International Small-Cap Funds
	Average	-0.86	10.16	17.21	24,263
International Small-Cap Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
"Since Inception" performance is calculated from the Investor Shares’ inception date for both the fund and its comparative standards.

			Since	Final Value
	One	Five	Inception	of a $5,000,000
	Year	Years	(4/2/2009)	Investment
FTSE All-World ex-US Small-Cap Index Fund
Institutional Shares	0.34%	8.23%	15.34%	$11,090,717

FTSE Global Small Cap ex US Index	-0.51	8.03	15.77	11,319,986
"Since Inception" performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standard.

See Financial Highlights for dividend and capital gains information.

39

FTSE All-World ex-US Small-Cap Index Fund

		Average Annual Total Returns
		Periods Ended October 31, 2014
			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(4/2/2009)	Investment
FTSE All-World ex-US Small-Cap Index Fund
ETF Shares Net Asset Value	0.34%	8.21%	15.32%	$22,156
FTSE Global Small Cap ex US Index	-0.51	8.03	15.77	22,640
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

Cumulative Returns of ETF Shares: April 2, 2009, Through October 31, 2014
			Since
	One	Five	Inception
	Year	Years	(4/2/2009)
FTSE All-World ex-US Small-Cap Index Fund ETF
Shares Market Price	0.40%	49.52%	122.94%
FTSE All-World ex-US Small-Cap Index Fund ETF
Shares Net Asset Value	0.34	48.33	121.56
FTSE Global Small Cap ex US Index	-0.51	47.12	126.40
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

Fiscal-Year Total Returns (%): April 2, 2009, Through October 31, 2014

40

FTSE All-World ex-US Small-Cap Index Fund

Average Annual Total Returns: Periods Ended September 30, 2014
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Since
	Date	Year	Years	Inception
Investor Shares	4/2/2009	5.50%	7.93%	15.73%
Institutional Shares	4/2/2009	5.72	8.17	16.00
ETF Shares	4/2/2009
Market Price		5.64	8.14	16.04
Net Asset Value		5.70	8.15	15.98

41

FTSE All-World ex-US Small-Cap Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of October 31, 2014

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Australia †		103,920	4.4%

Austria †		15,450	0.6%

Belgium †		30,521	1.3%

Brazil †		28,606	1.2%

Canada
Gildan Activewear Inc.	142,812	8,508	0.3%
Open Text Corp.	143,180	7,908	0.3%
Keyera Corp.	97,660	7,769	0.3%
Methanex Corp.	112,187	6,667	0.3%
AltaGas Ltd.	154,157	6,360	0.3%
Vermilion Energy Inc.	111,312	6,317	0.3%
H&R REIT	316,037	6,290	0.3%
Dollarama Inc.	67,455	5,926	0.2%
^ Baytex Energy Corp.	192,362	5,878	0.2%
Onex Corp.	102,741	5,797	0.2%
Constellation Software Inc.	18,316	5,160	0.2%
Industrial Alliance Insurance & Financial Services Inc.	114,370	4,609	0.2%
Peyto Exploration & Development Corp.	156,106	4,406	0.2%
Empire Co. Ltd.	60,835	4,209	0.2%
Gibson Energy Inc.	142,570	4,147	0.2%
Progressive Waste Solutions Ltd.	138,294	4,039	0.2%
Veresen Inc.	256,225	4,022	0.2%
CAE Inc.	308,413	3,951	0.2%
Home Capital Group Inc. Class B	81,908	3,926	0.2%
CCL Industries Inc. Class B	38,537	3,896	0.1%
Canada—Other †		222,806	9.3%
		332,591	13.9%

42

FTSE All-World ex-US Small-Cap Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Chile †		9,762	0.4%

China †		68,986	2.9%

Colombia †		2,437	0.1%

Czech Republic †		168	0.0%

Denmark
GN Store Nord A/S	188,983	4,404	0.2%
Denmark—Other †		21,576	0.9%
		25,980	1.1%

Egypt †		3,499	0.1%

Finland
Elisa Oyj	181,277	4,980	0.2%
Finland—Other †		27,183	1.1%
		32,163	1.3%
France
Ingenico	52,052	5,190	0.2%
Teleperformance	68,034	4,288	0.2%
France—Other †		53,475	2.2%
		62,953	2.6%
Germany
* GAGFAH SA	246,995	4,617	0.2%
LEG Immobilien AG	60,065	4,143	0.2%
Germany—Other †		75,714	3.1%
		84,474	3.5%

Greece †		8,612	0.4%

Hong Kong †		41,738	1.8%

India †		51,548	2.2%

Indonesia †		18,658	0.8%

Ireland †		11,727	0.5%

Israel †		8,147	0.3%

Italy
* Banca Popolare dell’Emilia Romagna SC	569,106	4,340	0.2%
Italy—Other †		53,195	2.2%
		57,535	2.4%

Japan †		349,681	14.7%

Malaysia †		31,615	1.3%

Mexico †		15,871	0.7%

43

FTSE All-World ex-US Small-Cap Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Netherlands
Delta Lloyd NV	221,100	5,042	0.2%
Nutreco NV	82,048	4,112	0.2%
Netherlands—Other †		26,313	1.1%
		35,467	1.5%

New Zealand †		13,769	0.6%

[1]Norway †		27,209	1.1%

Philippines †		15,726	0.7%

Poland †		10,310	0.4%

Portugal †		7,823	0.3%

Russia †		2,262	0.1%

[1]Singapore †		44,104	1.8%

South Africa †		10,887	0.5%

South Korea †		90,145	3.8%

Spain
* Jazztel plc	243,332	3,890	0.2%
Spain—Other †		35,631	1.5%
		39,521	1.7%

Sweden †		59,954	2.5%

Switzerland †		64,840	2.7%

Taiwan †		157,909	6.6%

Thailand †		25,473	1.1%

Turkey †		10,899	0.5%

United Arab Emirates †		1,032	0.0%

United Kingdom
Dixons Carphone plc	1,105,545	7,000	0.3%
Pennon Group plc	461,174	6,155	0.2%
Inchcape plc	536,857	5,980	0.2%
Derwent London plc	108,021	5,140	0.2%
* BTG plc	416,022	5,031	0.2%
DS Smith plc	1,093,194	4,638	0.2%
Capital & Counties Properties plc	835,281	4,563	0.2%
Great Portland Estates plc	401,053	4,409	0.2%
Halma plc	433,042	4,323	0.2%
Amlin plc	590,960	4,308	0.2%
Booker Group plc	1,889,432	4,247	0.2%
Henderson Group plc	1,246,798	4,213	0.2%

44

FTSE All-World ex-US Small-Cap Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Rotork plc		99,275	4,063	0.2%
Hiscox Ltd.		372,558	4,061	0.2%
Spirax-Sarco Engineering plc		88,717	4,050	0.2%
Howden Joinery Group plc		736,173	4,039	0.2%
IG Group Holdings plc		418,650	4,027	0.2%
Close Brothers Group plc		169,192	3,968	0.2%
Spectris plc		136,061	3,928	0.1%
Bellway plc		139,704	3,914	0.1%
United Kingdom—Other †			274,710	11.5%
			366,767	15.4%
Total Common Stocks (Cost $2,302,316)			2,380,739	99.8%

	Coupon
Temporary Cash Investments
Money Market Fund
[2,3] Vanguard Market Liquidity Fund	0.114%	150,465,340	150,465	6.3%

4U.S. Government and Agency Obligations †			1,000	0.0%
Total Temporary Cash Investments (Cost $151,465)			151,465	6.3%
Total Investments (Cost $2,453,781)			2,532,204	106.1%
Other Assets and Liabilities
Other Assets			9,866	0.4%
Liabilities[3]			(155,841)	(6.5%)
			(145,975)	(6.1%)
Net Assets			2,386,229	100.0%

45

FTSE All-World ex-US Small-Cap Index Fund

At October 31, 2014, net assets consisted of:
Amount
($000)
Paid-in Capital	2,326,339
Undistributed Net Investment Income	9,924
Accumulated Net Realized Losses	(28,290)
Unrealized Appreciation (Depreciation)
Investment Securities	78,423
Foreign Currencies	(167)
Net Assets	2,386,229

Investor Shares—Net Assets
Applicable to 10,021,655 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	381,842
Net Asset Value Per Share—Investor Shares	$38.10

Institutional Shares—Net Assets
Applicable to 299,307 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	57,130
Net Asset Value Per Share—Institutional Shares	$190.87

ETF Shares—Net Assets
Applicable to 19,494,646 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,947,257
Net Asset Value Per Share—ETF Shares	$99.89

• See Note A in Notes to Financial Statements.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $136,769,000.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2014, the aggregate value of these securities was $1,417,000, representing 0.1% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $148,916,000 of collateral received for securities on loan.
4 Securities with a value of $300,000 have been segregated as initial margin for futures contracts that were closed on October 31, 2014, and settled after month-end.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

46

FTSE All-World ex-US Small-Cap Index Fund

Statement of Operations

Year Ended
October 31, 2014
($000)
Investment Income
Income
Dividends[1]	56,842
Interest[2]	20
Securities Lending	3,611
Total Income	60,473
Expenses
The Vanguard Group—Note B
Investment Advisory Services	397
Management and Administrative—Investor Shares	1,120
Management and Administrative—Institutional Shares	60
Management and Administrative—ETF Shares	2,198
Marketing and Distribution—Investor Shares	61
Marketing and Distribution—Institutional Shares	9
Marketing and Distribution—ETF Shares	429
Custodian Fees	607
Auditing Fees	41
Shareholders’ Reports—Investor Shares	4
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	109
Trustees’ Fees and Expenses	2
Total Expenses	5,037
Net Investment Income	55,436
Realized Net Gain (Loss)
Investment Securities Sold	140,391
Futures Contracts	2,144
Foreign Currencies	(309)
Realized Net Gain (Loss)	142,226
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(219,358)
Foreign Currencies	(195)
Change in Unrealized Appreciation (Depreciation)	(219,553)
Net Increase (Decrease) in Net Assets Resulting from Operations	(21,891)
1 Dividends are net of foreign withholding taxes of $4,524,000. 2 Interest income from an affiliated company of the fund was $19,000.

See accompanying Notes, which are an integral part of the Financial Statements.

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FTSE All-World ex-US Small-Cap Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	55,436	44,920
Realized Net Gain (Loss)	142,226	21,886
Change in Unrealized Appreciation (Depreciation)	(219,553)	248,523
Net Increase (Decrease) in Net Assets Resulting from Operations	(21,891)	315,329
Distributions
Net Investment Income
Investor Shares	(8,501)	(8,190)
Institutional Shares	(985)	(536)
ETF Shares	(48,170)	(42,405)
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(57,656)	(51,131)
Capital Share Transactions
Investor Shares	74,677	41,905
Institutional Shares	40,284	701
ETF Shares	291,883	465,041
Net Increase (Decrease) from Capital Share Transactions	406,844	507,647
Total Increase (Decrease)	327,297	771,845
Net Assets
Beginning of Period	2,058,932	1,287,087
End of Period[1]	2,386,229	2,058,932
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $9,924,000 and $7,427,000.

See accompanying Notes, which are an integral part of the Financial Statements.

48

FTSE All-World ex-US Small-Cap Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$38.99	$33.21	$32.89	$36.34	$29.83
Investment Operations
Net Investment Income	. 909	. 946.798		.854	.603[1]
Net Realized and Unrealized Gain (Loss)
on Investments [2]	(. 834)	5.947	.649	(3.231)	6.430
Total from Investment Operations	.075	6.893	1.447	(2.377)	7.033
Distributions
Dividends from Net Investment Income	(.965)	(1.113)	(1.127)	(.782)	(. 314)
Distributions from Realized Capital Gains	—	—	—	(.291)	(.209)
Total Distributions	(.965)	(1.113)	(1.127)	(1.073)	(. 523)
Net Asset Value, End of Period	$38.10	$38.99	$33.21	$32.89	$36.34

Total Return[3]	0.15%	21.25%	4.77%	-6.85%	23.90%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$382	$318	$232	$204	$170
Ratio of Total Expenses to Average Net Assets	0.37%	0.40%	0.45%	0.50%	0.55%
Ratio of Net Investment Income to
Average Net Assets	2.25%	2.58%	2.54%	2.35%	1.89%
Portfolio Turnover Rate [4]	13%	19%	18%	37%	19%
1 Calculated based on average shares outstanding.
2 Includes increases from purchase and redemption fees of $.01, $.01, $.03, $.06, and $.05. Effective July 25, 2014, fees were eliminated.
3 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

49

FTSE All-World ex-US Small-Cap Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$195.32	$166.39	$165.23	$182.36	$149.40
Investment Operations
Net Investment Income	4.933	5.100	4.244	4.892	3.284[1]
Net Realized and Unrealized Gain (Loss)
on Investments [2]	(4.161)	29.812	3.315	(16.420)	32.377
Total from Investment Operations	.772	34.912	7.559	(11.528)	35.661
Distributions
Dividends from Net Investment Income	(5.222)	(5.982)	(6.399)	(4.143)	(1.655)
Distributions from Realized Capital Gains	—	—	—	(1.459)	(1.046)
Total Distributions	(5.222)	(5.982)	(6.399)	(5.602)	(2.701)
Net Asset Value, End of Period	$190.87	$195.32	$166.39	$165.23	$182.36

Total Return[3]	0.34%	21.51%	5.00%	-6.64%	24.21%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$57	$18	$15	$35	$9
Ratio of Total Expenses to Average Net Assets	0.18%	0.19%	0.24%	0.25%	0.30%
Ratio of Net Investment Income to
Average Net Assets	2.44%	2.79%	2.75%	2.60%	2.14%
Portfolio Turnover Rate [4]	13%	19%	18%	37%	19%
1 Calculated based on average shares outstanding.
2 Includes increases from purchase and redemption fees of $.06, $.07, $.20, $.18, and $.32. Effective July 25, 2014, fees were eliminated.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

50

FTSE All-World ex-US Small-Cap Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$102.21	$87.11	$86.38	$95.38	$78.21
Investment Operations
Net Investment Income	2.570	2.664	2.252	2.450	1.750[1]
Net Realized and Unrealized Gain (Loss)
on Investments [2]	(2.169)	15.595	1.707	(8.505)	16.884
Total from Investment Operations	.401	18.259	3.959	(6.055)	18.634
Distributions
Dividends from Net Investment Income	(2.721)	(3.159)	(3.229)	(2.182)	(. 917)
Distributions from Realized Capital Gains	—	—	—	(.763)	(.547)
Total Distributions	(2.721)	(3.159)	(3.229)	(2.945)	(1.464)
Net Asset Value, End of Period	$99.89	$102.21	$87.11	$86.38	$95.38

Total Return	0.34%	21.50%	4.99%	-6.67%	24.17%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,947	$1,723	$1,040	$906	$626
Ratio of Total Expenses to Average Net Assets	0.19%	0.20%	0.25%	0.28%	0.33%
Ratio of Net Investment Income to
Average Net Assets	2.43%	2.78%	2.74%	2.57%	2.11%
Portfolio Turnover Rate [3]	13%	19%	18%	37%	19%
1 Calculated based on average shares outstanding.
2 Includes increases from purchase and redemption fees of $.04, $.03, $.07, $.13, and $.14. Effective July 25, 2014, fees were eliminated.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

51

FTSE All-World ex-US Small-Cap Index Fund

Notes to Financial Statements

Vanguard FTSE All-World ex-US Small-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers three classes of shares: Investor Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty

52

FTSE All-World ex-US Small-Cap Index Fund

risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended October 31, 2014, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period. The fund had no open futures contracts at October 31, 2014.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2011–2014), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board

53

FTSE All-World ex-US Small-Cap Index Fund

of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at October 31, 2014, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions prior to July 25, 2014, were credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to invest up to 0.40% of its net assets in Vanguard. At October 31, 2014, the fund had contributed capital of $245,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.10% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of October 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	349,410	39,770	88
Common Stocks—Other	—	1,986,384	5,087
Temporary Cash Investments	150,465	1,000	—
Futures Contracts—Assets[1]	66	—	—
Total	499,941	2,027,154	5,175
1 Represents variation margin on the last day of the reporting period.

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FTSE All-World ex-US Small-Cap Index Fund

Securities in certain countries may transfer between Level 1 and Level 2 because of differences in stock market closure times that may result from transitions between standard and daylight saving time in those countries and the United States. Based on values on the date of transfer, securities valued at $41,472,000 based on Level 1 inputs were transferred from Level 2 during the fiscal year. Additionally, based on values on the date of transfer, securities valued at $37,706,000 based on Level 2 inputs were transferred from Level 1 during the fiscal year.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; such differences are primarily attributed to the tax treatment of unrealized appreciation on passive foreign investment companies. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended October 31, 2014, the fund realized net foreign currency losses of $309,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be passive foreign investment companies, for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the year ended October 31, 2014, the fund realized gains on the sale of passive foreign investment companies of $5,026,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Passive foreign investment companies held at October 31, 2014, had unrealized appreciation of $17,789,000.

During the year ended October 31, 2014, the fund realized $143,816,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at October 31, 2014, the fund had $28,776,000 of ordinary income available for distribution. At October 31, 2014, the fund had available capital losses totaling $28,101,000 to offset future net capital gains. Of this amount, $8,715,000 is subject to expiration on October 31, 2019. Capital losses of $19,386,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At October 31, 2014, the cost of investment securities for tax purposes was $2,471,642,000. Net unrealized appreciation of investment securities for tax purposes was $60,562,000, consisting of unrealized gains of $359,582,000 on securities that had risen in value since their purchase and $299,020,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended October 31, 2014, the fund purchased $1,034,060,000 of investment securities and sold $633,071,000 of investment securities, other than temporary cash investments. Purchases and sales include $419,128,000 and $331,453,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

55

FTSE All-World ex-US Small-Cap Index Fund

F. Capital share transactions for each class of shares were:
			Year Ended October 31,
		2014		2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued[1]	124,654	3,118	85,304	2,385
Issued in Lieu of Cash Distributions	7,547	193	7,230	211
Redeemed [2]	(57,524)	(1,445)	(50,629)	(1,428)
Net Increase (Decrease)—Investor Shares	74,677	1,866	41,905	1,168
Institutional Shares
Issued[1]	39,711	204	165	1
Issued in Lieu of Cash Distributions	985	5	536	3
Redeemed [2]	(412)	(2)	—	—
Net Increase (Decrease) —Institutional Shares	40,284	207	701	4
ETF Shares
Issued[1]	664,533	6,238	465,041	4,914
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed [2]	(372,650)	(3,600)	—	—
Net Increase (Decrease) —ETF Shares	291,883	2,638	465,041	4,914
1 Includes purchase fees for fiscal 2014 and 2013 of $751,000 and $409,000, respectively (fund totals). Effective July 25, 2014, the purchase fee was eliminated.
2 Net of redemption fees for fiscal 2014 and 2013 of $114,000 and $213,000, respectively (fund totals). Effective July 25, 2014, the redemption fee was eliminated.

G. Management has determined that no material events or transactions occurred subsequent to October 31, 2014, that would require recognition or disclosure in these financial statements.

56

Report of Independent Registered
Public Accounting Firm

To the Board of Trustees of Vanguard International Equity Index Funds and the Shareholders of Vanguard FTSE All-World ex-US Index Fund and Vanguard FTSE All-World ex-US Small-Cap Index Fund:

In our opinion, the accompanying statements of net assets—investments summary and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard FTSE All-World ex-US Index Fund and Vanguard FTSE All-World ex-US Small-Cap Index Fund (constituting separate portfolios of Vanguard International Equity Index Funds, hereafter referred to as the “Funds”) at October 31, 2014, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2014 by correspondence with the custodian and brokers, by agreement to the underlying ownership records of the transfer agent and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 16, 2014

57

Special 2014 tax information (unaudited) for Vanguard FTSE All-World ex-US Index Fund

This information for the fiscal year ended October 31, 2014, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $522,761,000 of qualified dividend income to shareholders during the fiscal year.

The fund designates to shareholders foreign source income of $661,141,000 and foreign taxes paid of $37,162,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2015 to determine the calendar-year amounts to be included on their 2014 tax returns.

Special 2014 tax information (unaudited) for Vanguard FTSE All-World ex-US Small-Cap Index Fund

This information for the fiscal year ended October 31, 2014, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $31,519,000 of qualified dividend income to shareholders during the fiscal year.

The fund designates to shareholders foreign source income of $53,442,000 and foreign taxes paid of $4,365,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2015 to determine the calendar-year amounts to be included on their 2014 tax returns.

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income, using actual prior-year figures and estimates for 2014. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: FTSE International Index Funds
Periods Ended October 31, 2014

			Since
	One	Five	Inception
	Year	Years	(3/8/2007)
FTSE All-World ex-US Index Fund Investor Shares
Returns Before Taxes	1.05%	6.43%	1.98%
Returns After Taxes on Distributions	0.16	5.80	1.52
Returns After Taxes on Distributions and Sale of Fund Shares	1.08	5.07	1.56

			Since
	One	Five	Inception
	Year	Years	(4/2/2009)
FTSE All-World ex-US Small-Cap Index Fund Investor Shares
Returns Before Taxes	0.15%	7.98%	15.08%
Returns After Taxes on Distributions	-0.60	7.28	14.40
Returns After Taxes on Distributions and Sale of Fund Shares	0.41	6.20	12.17

59

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

60

Six Months Ended October 31, 2014
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	4/30/2014	10/31/2014	Period
Based on Actual Fund Return
FTSE All-World ex-US Index Fund
Investor Shares	$1,000.00	$980.44	$1.45
Admiral Shares	1,000.00	981.21	0.65
Institutional Shares	1,000.00	981.05	0.60
Institutional Plus Shares	1,000.00	981.17	0.50
ETF Shares	1,000.00	981.00	0.70
FTSE All-World ex-US Small-Cap Index Fund
Investor Shares	$1,000.00	$939.70	$1.76
Institutional Shares	1,000.00	940.52	0.88
ETF Shares	1,000.00	940.57	0.93
Based on Hypothetical 5% Yearly Return
FTSE All-World ex-US Index Fund
Investor Shares	$1,000.00	$1,023.74	$1.48
Admiral Shares	1,000.00	1,024.55	0.66
Institutional Shares	1,000.00	1,024.60	0.61
Institutional Plus Shares	1,000.00	1,024.70	0.51
ETF Shares	1,000.00	1,024.50	0.71
FTSE All-World ex-US Small-Cap Index Fund
Investor Shares	$1,000.00	$1,023.39	$1.84
Institutional Shares	1,000.00	1,024.30	0.92
ETF Shares	1,000.00	1,024.25	0.97
The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the FTSE All-World ex-US Index Fund, 0.29% for Investor Shares, 0.13% for Admiral Shares, 0.12% for Institutional Shares, 0.10% for Institutional Plus Shares, and 0.14% for ETF Shares; and for the FTSE All-World ex-US Small-Cap Index Fund, 0.36% for Investor Shares, 0.18% for Institutional Shares, and 0.19% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

61

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

62

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

63

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 177 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital.
F. William McNabb III
Born 1957. Trustee Since July 2009. Chairman of the	Amy Gutmann
Board. Principal Occupation(s) During the Past Five	Born 1949. Trustee Since June 2006. Principal
Years: Chairman of the Board of The Vanguard Group,	Occupation(s) During the Past Five Years: President of
Inc., and of each of the investment companies served	the University of Pennsylvania; Christopher H. Browne
by The Vanguard Group, since January 2010; Director	Distinguished Professor of Political Science, School of
of The Vanguard Group since 2008; Chief Executive	Arts and Sciences, and Professor of Communication,
Officer and President of The Vanguard Group, and of	Annenberg School for Communication, with secondary
each of the investment companies served by The	faculty appointments in the Department of Philosophy,
Vanguard Group, since 2008; Director of Vanguard	School of Arts and Sciences, and at the Graduate
Marketing Corporation; Managing Director of The	School of Education, University of Pennsylvania;
Vanguard Group (1995–2008).	Trustee of the National Constitution Center; Chair
of the Presidential Commission for the Study of
IndependentTrustees	Bioethical Issues.

Emerson U. Fullwood	JoAnn Heffernan Heisen
Born 1948. Trustee Since January 2008. Principal	Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Executive	Occupation(s) During the Past Five Years: Corporate
Chief Staff and Marketing Officer for North America	Vice President and Chief Global Diversity Officer
and Corporate Vice President (retired 2008) of Xerox	(retired 2008) and Member of the Executive
Corporation (document management products and	Committee (1997–2008) of Johnson & Johnson
services); Executive in Residence and 2009–2010	(pharmaceuticals/medical devices/consumer
Distinguished Minett Professor at the Rochester	products); Director of Skytop Lodge Corporation
Institute of Technology; Director of SPX Corporation	(hotels), the University Medical Center at Princeton,
(multi-industry manufacturing), the United Way of	the Robert Wood Johnson Foundation, and the Center
Rochester, Amerigroup Corporation (managed health	for Talent Innovation; Member of the Advisory Board
care), the University of Rochester Medical Center,	of the Maxwell School of Citizenship and Public Affairs
Monroe Community College Foundation, and North	at Syracuse University.
Carolina A&T University.
F. Joseph Loughrey
Rajiv L. Gupta	Born 1949. Trustee Since October 2009. Principal
Born 1945. Trustee Since December 2001.[2]	Occupation(s) During the Past Five Years: President
Principal Occupation(s) During the Past Five Years:	and Chief Operating Officer (retired 2009) of Cummins
Chairman and Chief Executive Officer (retired 2009)	Inc. (industrial machinery); Chairman of the Board
and President (2006–2008) of Rohm and Haas Co.	of Hillenbrand, Inc. (specialized consumer services),
(chemicals); Director of Tyco International, Ltd.	and of Oxfam America; Director of SKF AB (industrial
(diversified manufacturing and services), Hewlett-	machinery), Hyster-Yale Materials Handling, Inc.
Packard Co. (electronic computer manufacturing),	(forklift trucks), the Lumina Foundation for Education,

and the V Foundation for Cancer Research; Member	Executive Officers
of the Advisory Council for the College of Arts and
Letters and of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies, both at the	Born 1967. Controller Since July 2010. Principal
University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer (retired 2013)
at IBM (information technology services); Fiduciary	Thomas J. Higgins
Member of IBM’s Retirement Plan Committee (2004–	Born 1957. Chief Financial Officer Since September
2013); Member of the Council on Chicago Booth.	2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Scott C. Malpass	Financial Officer of each of the investment companies
Born 1962. Trustee Since March 2012. Principal	served by The Vanguard Group; Treasurer of each of
Occupation(s) During the Past Five Years: Chief	the investment companies served by The Vanguard
Investment Officer and Vice President at the University	Group (1998–2008).
of Notre Dame; Assistant Professor of Finance at the
Mendoza College of Business at Notre Dame; Member	Kathryn J. Hyatt
of the Notre Dame 403(b) Investment Committee;	Born 1955. Treasurer Since November 2008. Principal
Board Member of TIFF Advisory Services, Inc.	Occupation(s) During the Past Five Years: Principal of
(investment advisor); Member of the Investment	The Vanguard Group, Inc.; Treasurer of each of the
Advisory Committees of the Financial Industry	investment companies served by The Vanguard
Regulatory Authority (FINRA) and of Major League	Group; Assistant Treasurer of each of the investment
Baseball.	companies served by The Vanguard Group (1988–2008).

André F. Perold	Heidi Stam
Born 1952. Trustee Since December 2004. Principal	Born 1956. Secretary Since July 2005. Principal
Occupation(s) During the Past Five Years: George	Occupation(s) During the Past Five Years: Managing
Gund Professor of Finance and Banking, Emeritus	Director of The Vanguard Group, Inc.; General Counsel
at the Harvard Business School (retired 2011);	of The Vanguard Group; Secretary of The Vanguard
Chief Investment Officer and Managing Partner of	Group and of each of the investment companies
HighVista Strategies LLC (private investment firm);	served by The Vanguard Group; Director and Senior
Director of Rand Merchant Bank; Overseer of the	Vice President of Vanguard Marketing Corporation.
Museum of Fine Arts Boston.
Vanguard Senior ManagementTeam
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Mortimer J. Buckley	Chris D. McIsaac
Occupation(s) During the Past Five Years: Chairman,	Kathleen C. Gubanich	Michael S. Miller
President, and Chief Executive Officer of NACCO	Paul A. Heller	James M. Norris
Industries, Inc. (housewares/lignite), and of Hyster-	Martha G. King	Glenn W. Reed
Yale Materials Handling, Inc. (forklift trucks); Chairman	John T. Marcante
of the Board of University Hospitals of Cleveland.
Chairman Emeritus and Senior Advisor
Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal	John J. Brennan
Occupation(s) During the Past Five Years: President	Chairman, 1996–2009
and Chief Operating Officer (retired 2010) of Corning	Chief Executive Officer and President, 1996–2008
Incorporated (communications equipment); Trustee of
Colby-Sawyer College; Member of the Advisory Board	Founder
of the Norris Cotton Cancer Center and of the Advisory
Board of the Parthenon Group (strategy consulting).	John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

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This material may be used in conjunction	advise, recommend, endorse, or promote the Product
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fund only if preceded or accompanied by	person arising out of (a) the use of, reliance on, or any
error in the Index or (b) investment in or operation of
the fund’s current prospectus.	the Product. FTSE makes no claim, prediction, warranty,
All comparative mutual fund data are from Lipper, a	or representation either as to the results to be obtained
Thomson Reuters Company, or Morningstar, Inc., unless	from the Product or the suitability of the Index for the
otherwise noted.	purpose to which it is being put by Vanguard.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2014 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q7700 122014

Annual Report | October 31, 2014

Vanguard Global ex-U.S. Real Estate Index Fund

The mission continues

On May 1, 1975, Vanguard began operations, a fledgling company based on the simple but revolutionary idea that a mutual fund company should be managed solely in the interest of its investors.

Four decades later, that revolutionary spirit continues to animate the enterprise. Vanguard remains on a mission to give investors the best chance of investment success.

As we mark our 40th anniversary, we thank you for entrusting your assets to Vanguard and giving us the opportunity to help you reach your financial goals in the decades to come.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	9
Performance Summary.	11
Financial Statements.	14
Your Fund’s After-Tax Returns.	37
About Your Fund’s Expenses.	38
Glossary.	40

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Since our founding, Vanguard has drawn inspiration from the enterprise and valor demonstrated by British naval hero Horatio Nelson and his command at the Battle of the Nile in 1798. The photograph displays a replica of a merchant ship from the same era as Nelson’s flagship, the HMS Vanguard.

Your Fund’s Total Returns

Fiscal Year Ended October 31, 2014

Total
Returns
Vanguard Global ex-U.S. Real Estate Index Fund
Investor Shares	2.41%
Admiral™ Shares	2.55
Institutional Shares	2.55
ETF Shares
Market Price	2.77
Net Asset Value	2.51
S&P Global ex-U.S. Property Index	1.31
International Real Estate Funds Average	3.18
International Real Estate Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the Nasdaq exchange and are available only through brokers. The table provides ETF returns based on both the Nasdaq market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Your Fund’s Performance at a Glance
October 31, 2013, Through October 31, 2014
			Distributions Per Share
	Starting	Ending
	Share	Share	Income	Capital
	Price	Price	Dividends	Gains
Vanguard Global ex-U.S. Real Estate Index Fund
Investor Shares	$23.06	$22.63	$0.931	$0.000
Admiral Shares	34.92	34.27	1.455	0.000
Institutional Shares	116.37	114.14	4.911	0.000
ETF Shares	57.64	56.54	2.417	0.000

1

Chairman’s Letter

Dear Shareholder,

International stocks trailed the broad U.S. stock market for the fiscal year ended October 31, 2014. Results varied widely as countries faced divergent economic growth prospects.

Vanguard Global ex-U.S. Real Estate Index Fund, which invests in real estate stocks in developed and emerging markets outside the United States, returned more than 2%. Its result deviated from that of its target index because of temporary price differences arising from fair-value pricing policies (see the box on page 7). It lagged the average return of its peers.

During the fiscal period, the U.S. dollar strengthened against most major currencies including the euro and the Japanese yen, which weighed on the returns of U.S.-based investors. (For more on currency effects and international diversification, see the box on page 6.)

If you own the fund in a taxable account, you may wish to review the section on after-tax returns that appears later in this report.

Their smooth ride turned jagged, but U.S. stocks ended higher
The global stock market’s occasional zigs and zags during the year included a roller-coaster ride in October that left international markets several steps behind the U.S. stock market for the 12 months ended October 31. Emerging markets

2

advanced modestly, and the developed European and Pacific markets finished in negative territory.

In contrast, the broad U.S. stock market returned about 16%. Impressive corporate earnings and various global stimulus measures generally supported stocks against a bleaker backdrop that included tensions in the Middle East and Ukraine and international economic concerns. After falling in the first two weeks of October, several major U.S. indexes rebounded to finish at record highs. Reflecting confidence in the U.S. economy, the Federal Reserve announced on October 29 that it was ending its stimulative bond-buying program as anticipated.

U.S. bonds posted positive returns as already low yields declined
The broad U.S. taxable bond market returned 4.14%. Bond prices, which backtracked at times over the summer, climbed in October as investors sought sanctuary from stock market volatility.

Overall, bond returns have been strong despite many analysts’ expectations that already low yields wouldn’t decline further. Prices rose and yields fell even as the Fed began steadily reducing its bond purchases in January. (Bond prices and yields move in opposite directions.) The yield of the 10-year U.S. Treasury note ended October at 2.31%, down from 2.54% a year earlier.

Market Barometer
		Average Annual Total Returns
		Periods Ended October 31, 2014
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	16.78%	19.90%	16.98%
Russell 2000 Index (Small-caps)	8.06	18.18	17.39
Russell 3000 Index (Broad U.S. market)	16.07	19.77	17.01
FTSE All-World ex US Index (International)	0.45	8.07	6.38

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	4.14%	2.73%	4.22%
Barclays Municipal Bond Index (Broad tax-exempt market)	7.82	4.93	5.26
Citigroup Three-Month U.S. Treasury Bill Index	0.04	0.04	0.06

CPI
Consumer Price Index	1.66%	1.60%	1.89%

3

Municipal bonds returned 7.82%, with tax-exempt issues in high demand at a time of reduced supply.

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) slid in September and October en route to a –2.53% return for the 12 months.

The Fed’s target for short-term interest rates remained at 0%–0.25%, restraining returns for money market funds and savings accounts.

Holdings in Europe and the Pacific countered a drop in emerging markets
The Global ex-U.S. Real Estate Index Fund primarily invests in real estate stocks in the Pacific region, Europe, and emerging markets. More than half of the fund’s holdings are companies that manage and develop real estate around the world. The rest are real estate investment trusts (REITs) that own office buildings, hotels, and other property.

Developed markets in Europe and the Pacific region contributed most to the fund’s performance for the fiscal year; emerging markets detracted most. European stocks, which represented more than a fifth of the fund’s assets on average, returned nearly 9%, well ahead of the broad European stock market’s return of about –1%.

Real estate stocks did well despite continued challenges including high unemployment, looming deflation, and a contraction in some of Europe’s

Expense Ratios
Your Fund Compared With Its Peer Group

	Investor	Admiral	Institutional	ETF	Peer Group
	Shares	Shares	Shares	Shares	Average
Global ex-U.S. Real Estate Index Fund	0.40%	0.27%	0.24%	0.27%	1.37%
The fund expense ratios shown are from the prospectus dated February 27, 2014, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2014, the fund’s expense ratios were 0.37% for Investor Shares, 0.24% for Admiral Shares, 0.22% for Institutional Shares, and 0.24% for ETF Shares. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2013.

Peer group: International Real Estate Funds.

4

largest economies. The European Central Bank’s efforts to stimulate growth—it cut interest rates twice during the period—helped keep the real estate market attractive to investors.

The United Kingdom, with its growing economy, was a bright spot. The country’s sizable representation in the fund and nearly 16% return made it one of the largest contributors to performance. Germany, France, Sweden, and the Netherlands also did well.

The Pacific region, which represented more than half of the fund’s assets, returned about 2%. Japan, one of the world’s largest commercial real estate markets, slid –6% for the 12 months.

Prime Minister Shinzo Abe’s efforts to spur growth led to limited improvements in the economy. Although the Bank of Japan’s aggressive stimulus program helped counterbalance a hike in the consumption tax that dampened domestic demand, Japan’s real estate market is far from a full recovery. The weaker yen versus the dollar also hurt the fund’s result in the region. But other markets in the Pacific, including Hong Kong, New Zealand, and Australia, did better and helped bolster returns.

More than half of the fund’s emerging-market stocks posted losses, leading to a –5% return that dragged down performance. China, the fund’s largest holding in this market, returned –12%.

Total Returns
Inception Through October 31, 2014
Average
Annual Return
Global ex-U.S. Real Estate Index Fund Investor Shares (Returns since inception:
11/1/2010)	6.86%
S&P Global ex-U.S. Property Index	6.54
International Real Estate Funds Average	6.23
International Real Estate Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company. The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

5

Its real estate stocks struggled amid decelerating economic growth and lackluster demand. Among the few developing markets with positive results were South Africa, Mexico, and Thailand.

In general, the fund’s REIT holdings fared better than its investments in property developers and managers. International retail REITS did particularly well because of increased consumer confidence in real estate and lower vacancy rates.

Currency fluctuation is one reason U.S. and international stocks diverge

Diversification is a proven way to reduce volatility and manage risk. That’s why it can make sense for investors to allocate a portion of their stock portfolios to international equities
(20% of the equity allocation can be a good starting point). International stocks, which make up about half of the world’s stock market capitalization, perform somewhat differently than stocks in the U.S. market. One of the many reasons for this is currency fluctuation. Currency movements historically have not been correlated to stock price movements, meaning they tend not to move together.

International stocks have underperformed U.S. stocks recently for U.S.-based investors, in part because many foreign currencies have weakened against the U.S. dollar. But that divergence actually highlights the diversification benefit of owning both U.S. and international stocks. As you can see from the accompanying chart, at other times, international stocks have outshone their U.S. counterparts. (For more insight, see Global Equities: Balancing Home Bias and Diversification, available at vanguard.com/research.)

Trailing 12-month return differential between U.S. and non-U.S. stocks

Notes: U.S. equities are represented by the MSCI USA Index; international equities are represented by the MSCI All Country World Index ex USA.
Data are from October 31, 1994, through October 31, 2014.
Sources: Vanguard, Thomson Reuters Datastream, and MSCI.

6

The fund is building a solid track record
Vanguard Global ex-U.S. Real Estate Index Fund has fulfilled its objective of closely tracking the performance of its target index. This is a testament to the experience, talent, and sophisticated portfolio-tracking techniques of the fund’s advisor, Vanguard Equity Investment Group.

The fund hasn’t had a smooth ride since its launch in February 2011. But even amid the markets’ wide swings, it has managed to produce an annual return of 6.86% for Investor Shares. This result is in line with the 6.54% return of its target index and slightly ahead of the average return of 6.23% for its peer group.

As we reflect upon the fund’s performance over the past three years and the fiscal year just ended, it’s important to consider the benefits of global diversification. The past year vividly illustrated how global markets don’t always move in lockstep—and their real estate stocks can be more volatile than the overall stock market.

A broadly diversified portfolio that includes both U.S. and international stocks and other asset classes can help investors weather the inevitable variations in global market performance.

When market volatility heats up, the best response is to stay cool
After several years of strength, stocks hit a rough patch toward the close of the fiscal year, as I noted earlier. For the first half of

A note on fair-value pricing

The reported return of a fund that tracks an index sometimes diverges from the index’s return a bit more than would be expected. This may be the result of a fair-value pricing adjustment.

These adjustments, which are required by the Securities and Exchange Commission, address pricing discrepancies that may arise because of time-zone differences among global stock markets. Foreign stocks may trade on exchanges that close many hours before a fund’s closing share price is calculated in the United States, generally at 4 p.m., Eastern time. In the hours between the foreign close and the U.S. close, the value of these foreign securities may change—because of company-specific announcements or market-wide developments, for example. Such price changes are not immediately reflected in international index values.

Fair-value pricing takes such changes into account in calculating the fund’s daily net asset value, thus ensuring that the NAV doesn’t include “stale” prices. The result can be a temporary divergence between the return of the fund and that of its benchmark index—a difference that usually corrects itself when the foreign markets reopen.

7

October, global stock markets (as measured by the FTSE Global All Cap Index) returned –5.56%. Even though stocks rebounded in the second half of the month, many investors undoubtedly were left feeling unsettled.

What’s my best advice to anxious shareholders? Remain calm and remember that volatility is a normal part of stock market investing. The value of keeping a cool head is highlighted in a Vanguard research paper that looked at how investors behaved during the financial crisis, when global stocks declined about 58% and U.S. stocks about 55%.

The 2010 paper, Resilience in Volatile Markets: 401(k) Participant Behavior, September 2007–December 2009, examined the behavior of participants in Vanguard-administered retirement plans. During that time, about three-quarters of participants made no changes to their accounts, and only 3% gave up on stocks completely.

As stocks recovered, this discipline yielded big benefits. From the end of 2008 to the end of 2013, the average Vanguard 401(k) portfolio nearly doubled in value, largely because of the surge in the stock prices.

I’m pleased that, over time, our clients have demonstrated an impressive ability to remain focused on their long-term goals. They stayed the course through the 1987 correction, the dot-com boom of the 1990s, and the more recent financial crisis, and they continue to do so today.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
November 14, 2014

8

Global ex-U.S. Real Estate Index Fund

Fund Profile
As of October 31, 2014

Share-Class Characteristics
	Investor	Admiral	Institutional
	Shares	Shares	Shares	ETF Shares
Ticker Symbol	VGXRX	VGRLX	VGRNX	VNQI
Expense Ratio[1]	0.40%	0.27%	0.24%	0.27%

Portfolio Characteristics
		S&P
		Global
		ex-U.S.
		Property
	Fund	Index
Number of Stocks	630	585
Median Market Cap	$6.1B	$5.9B
Price/Earnings Ratio	11.9x	11.9x
Price/Book Ratio	1.1x	1.2x
Return on Equity	9.1%	9.3%
Earnings Growth
Rate	18.1%	18.5%
Dividend Yield	3.1%	3.2%
Turnover Rate	8%	—
Short-Term Reserves	0.2%	—

Allocation by Region (% of equity exposure)

Volatility Measures
	S&P
	Global	MSCI AC
	ex-U.S.	World
	Property	Index
	Index	ex USA
R-Squared	0.97	0.74
Beta	0.98	0.98
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Mitsubishi Estate Co.	Diversified Real
Ltd.	Estate Activities	3.9%
Mitsui Fudosan Co. Ltd.	Diversified Real
	Estate Activities	3.5
Unibail-Rodamco SE	Retail REITs	2.8
Sun Hung Kai Properties	Diversified Real
Ltd.	Estate Activities	2.6
Cheung Kong Holdings	Real Estate
Ltd.	Development	2.6
Sumitomo Realty &	Diversified Real
Development Co. Ltd.	Estate Activities	2.0
Scentre Group	Retail REITs	1.8
Land Securities Group
plc	Diversified REITs	1.5
Link REIT	Retail REITs	1.5
Westfield Corp.	Retail REITs	1.5
Top Ten		23.7%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated February 27, 2014, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2014, the fund’s expense ratios were 0.37% for Investor Shares, 0.24% for Admiral Shares, 0.22% for Institutional Shares, and 0.24% for ETF Shares.

9

Global ex-U.S. Real Estate Index Fund

Market Diversification (% of equity exposure)
		S&P
		Global
		ex-U.S.
		Property
	Fund	Index
Europe
United Kingdom	8.5%	8.0%
France	4.9	4.7
Germany	2.9	2.3
Sweden	1.5	1.3
Switzerland	1.4	1.2
Netherlands	1.1	1.1
Other	2.7	2.2
Subtotal	23.0%	20.8%
Pacific
Japan	23.4%	22.5%
Hong Kong	13.0	12.9
Australia	10.2	12.8
Singapore	6.8	6.5
Other	0.5	0.5
Subtotal	53.9%	55.2%
Emerging Markets
China	6.5%	6.2%
South Africa	2.0	1.9
United Arab Emirates	1.5	0.0
Mexico	1.5	1.4
Philippines	1.3	1.3
Thailand	1.2	1.0
Malaysia	1.2	1.1
Other	4.2	3.9
Subtotal	19.4%	16.8%
North America
Canada	3.1%	2.9%
Middle East	0.6%	0.6%
Other	0.0%	3.7%

10

Global ex-U.S. Real Estate Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 1, 2010, Through October 31, 2014
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended October 31, 2014
			Since	Final Value
		One	Inception	of a $10,000
		Year	(11/1/2010)	Investment
	Global ex-U.S. Real Estate Index Fund
	Investor Shares	1.91%	6.74%	$12,977
••••••••	S&P Global ex-U.S. Property Index	1.31	6.54	12,881
– – – –	International Real Estate Funds Average	3.18	6.23	12,732
International Real Estate Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
"Since Inception" performance is calculated from the Investor Shares’ inception date for both the fund and its comparative standards.

		Since	Final Value
	One	Inception	of a $10,000
	Year	(2/10/2011)	Investment
Global ex-U.S. Real Estate Index Fund Admiral
Shares	2.05%	7.53%	$13,099
S&P Global ex-U.S. Property Index	1.31	7.24	12,969
"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standards.

Vanguard fund returns are adjusted to reflect the 0.25% fee on purchases and redemptions. The fees do not apply to the ETF Shares. The Fiscal-Year Total Returns chart is not adjusted for fees.
See Financial Highlights for dividend and capital gains information.

11

Global ex-U.S. Real Estate Index Fund

	Average Annual Total Returns
	Periods Ended October 31, 2014
		Since	Final Value
	One	Inception	of a $5,000,000
	Year	(4/19/2011)	Investment
Global ex-U.S. Real Estate Index Fund
Institutional Shares	2.05%	7.24%	$6,400,492
S&P Global ex-U.S. Property Index	1.31	7.00	6,351,354
"Since Inception" performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standards.

		Since	Final Value
	One	Inception	of a $10,000
	Year	(11/1/2010)	Investment
Global ex-U.S. Real Estate Index Fund
ETF Shares Net Asset Value	2.51%	6.98%	$13,096
S&P Global ex-U.S. Property Index	1.31	6.54	12,881
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: November 1, 2010, Through October 31, 2014
		Since
	One	Inception
	Year	(11/1/2010)
Global ex-U.S. Real Estate Index Fund ETF Shares
Market Price	2.77%	31.08%
Global ex-U.S. Real Estate Index Fund ETF Shares
Net Asset Value	2.51	30.96
S&P Global ex-U.S. Property Index	1.31	28.81
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Fiscal-Year Total Returns (%): November 1, 2010, Through October 31, 2014

Vanguard fund returns are adjusted to reflect the 0.25% fee on purchases and redemptions. The fees do not apply to the ETF Shares. The Fiscal-Year Total Returns chart is not adjusted for fees.

12

Global ex-U.S. Real Estate Index Fund

Average Annual Total Returns: Periods Ended September 30, 2014
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Since
	Date	Year	Inception
Investor Shares	11/1/2010	0.94%	6.06%
Fee-Adjusted Returns		0.45	5.93
Admiral Shares	2/10/2011	1.04	6.80
Fee-Adjusted Returns		0.55	6.67
Institutional Shares	4/19/2011	1.05	6.47
Fee-Adjusted Returns		0.56	6.33
ETF Shares	11/1/2010
Market Price		0.50	5.99
Net Asset Value		1.01	6.18

Vanguard fund returns are adjusted to reflect the 0.25% fee on purchases and redemptions. The fees do not apply to the ETF Shares. The Fiscal-Year Total Returns chart is not adjusted for fees.

13

Global ex-U.S. Real Estate Index Fund

Financial Statements

Statement of Net Assets
As of October 31, 2014

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)
Australia (10.2%)
*	Scentre Group	15,934,095	49,852
*	Westfield Corp.	5,719,788	40,084
	Stockland	6,882,924	25,834
	Goodman Group	4,595,161	22,508
	Lend Lease Group	1,581,138	21,865
	GPT Group	5,055,004	18,378
	Dexus Property Group	16,201,352	17,325
	Mirvac Group	10,891,635	17,259
	Novion Property Group	7,163,599	13,283
	Federation Centres	4,246,834	10,206
	Investa Office Fund	1,835,298	5,764
	Cromwell Property Group	3,766,279	3,308
	Charter Hall Retail REIT	899,959	3,231
	BWP Trust	1,424,333	3,167
	Charter Hall Group	795,525	3,070
	Shopping Centres
	Australasia Property
	Group	1,857,192	2,967
	Abacus Property Group	812,349	1,936
	Aveo Group	1,034,712	1,891
^	ALE Property Group	507,166	1,381
^	Growthpoint Properties
	Australia Ltd.	476,201	1,200
	GDI Property Group	1,459,740	1,110
^	National Storage REIT	882,197	1,072
	Ingenia Communities
	Group	2,504,174	1,068
^	Cedar Woods Properties
	Ltd.	173,378	1,058
	Peet Ltd.	876,248	934
	Folkestone Education
	Trust	565,540	929
	Sunland Group Ltd.	578,453	876
	Astro Japan Property
	Group	214,099	836
*	Hotel Property
	Investments	385,716	821

			Market
			Value
		Shares	($000)
^	Arena REIT	599,005	766
	Finbar Group Ltd.	603,547	755
^	Industria REIT	411,266	723
	Australian Industrial REIT	371,014	675
^	Aspen Group	567,358	621
	360 Capital Group Ltd.	682,724	614
	360 Capital Office Fund	273,972	482
*	Galileo Japan Trust	309,005	454
	Villa World Ltd.	255,588	434
			278,737
Austria (0.9%)
*	IMMOFINANZ AG	3,200,231	9,684
	CA Immobilien Anlagen
	AG	233,810	4,480
	BUWOG AG	153,714	2,840
	Atrium European Real
	Estate Ltd.	526,186	2,755
	Conwert Immobilien
	Invest SE	190,708	2,116
	S IMMO AG	168,390	1,297
			23,172
Belgium (0.5%)
	Cofinimmo SA	51,690	6,003
	Befimmo SA	55,905	4,310
	Warehouses De Pauw
	SCA	34,500	2,465
^	Aedifica SA	28,189	1,890
			14,668
Brazil (0.9%)
	BR Malls Participacoes
	SA	1,378,700	11,070
	Multiplan
	Empreendimentos
	Imobiliarios SA	240,950	4,982
	BR Properties SA	612,653	3,095
	Iguatemi Empresa de
	Shopping Centers SA	194,886	1,973
	Aliansce Shopping
	Centers SA	213,129	1,567

14

Global ex-U.S. Real Estate Index Fund

			Market
			Value
		Shares	($000)
	Sao Carlos
	Empreendimentos e
	Participacoes SA	75,250	1,014
	Sonae Sierra Brasil SA	76,283	551
	Cyrela Commercial
	Properties SA
	Empreendimentos e
	Participacoes	70,300	445
	JHSF Participacoes SA	344,227	438
			25,135
Canada (3.1%)
^	RioCan REIT	447,905	10,551
^	H&R REIT	398,916	7,939
^	Boardwalk REIT	77,055	4,882
^	Calloway REIT	198,156	4,849
	First Capital Realty Inc.	294,921	4,817
	Canadian REIT	101,392	4,452
	Dream Office REIT	155,892	3,946
^	Cominar REIT	232,342	3,933
	Canadian Apartment
	Properties REIT	162,927	3,614
^	Allied Properties REIT	110,103	3,475
^	Artis REIT	198,584	2,773
	Chartwell Retirement
	Residences	267,623	2,731
	Granite REIT	69,570	2,565
	Morguard Corp.	17,342	2,228
	Crombie REIT	188,384	2,185
*	Dream Unlimited Corp.
	Class A	152,139	1,783
	Morguard REIT	93,417	1,533
^	Killam Properties Inc.	152,414	1,493
^	Choice Properties REIT	141,900	1,327
	Dream Global REIT	161,062	1,305
	Northern Property REIT	47,493	1,224
	Brookfield Canada Office
	Properties	50,842	1,220
	Pure Industrial Real
	Estate Trust	281,300	1,113
^	CT REIT	98,748	1,003
	Melcor Developments Ltd.	39,060	853
	Dream Industrial REIT	101,700	833
	Milestone Apartments
	REIT	78,600	810
	InnVest REIT	158,538	726
*,^	Mainstreet Equity Corp.	19,193	695
^	NorthWest Healthcare
	Properties REIT	71,137	626
^	HealthLease Properties
	REIT	48,600	609
^	Plaza Retail REIT	136,150	483
	Retrocom REIT	123,205	470
	Morguard North American
	Residential REIT	48,600	448
	InterRent REIT	84,796	427
			83,921

			Market
			Value
		Shares	($000)
Chile (0.1%)
	Parque Arauco SA	1,900,295	3,998

China (6.4%)
	China Overseas Land
	& Investment Ltd.	12,011,550	34,955
	China Resources Land
	Ltd.	5,776,127	13,777
	Country Garden Holdings
	Co. Ltd.	21,728,163	8,662
	Shimao Property
	Holdings Ltd.	3,755,164	8,068
*	China Vanke Co. Ltd.	3,915,354	7,399
	Sino-Ocean Land
	Holdings Ltd.	11,399,391	6,506
^	Evergrande Real Estate
	Group Ltd.	13,630,921	5,275
	New World China Land
	Ltd.	8,065,102	4,897
	Sunac China Holdings
	Ltd.	5,280,378	4,570
	Longfor Properties Co.
	Ltd.	3,595,117	4,165
	SOHO China Ltd.	5,660,545	4,155
	Yuexiu Property Co. Ltd.	20,158,174	3,713
	China South City
	Holdings Ltd.	7,866,111	3,562
	Carnival Group
	International Holdings
	Ltd.	21,665,452	3,529
	Guangzhou R&F
	Properties Co. Ltd.	3,005,809	3,324
	KWG Property Holding
	Ltd.	3,998,658	2,775
	Greentown China
	Holdings Ltd.	2,436,237	2,550
	Shanghai Lujiazui
	Finance & Trade Zone
	Development Co. Ltd.
	Class B	1,507,934	2,533
	Shui On Land Ltd.	10,790,038	2,461
*,^	Goldin Properties
	Holdings Ltd.	3,856,790	2,338
^	Agile Property Holdings
	Ltd.	3,898,586	2,194
	Poly Property Group Co.
	Ltd.	5,659,288	2,190
^	Kaisa Group Holdings Ltd.	5,678,671	2,107
*	Hopson Development
	Holdings Ltd.	2,160,710	1,918
	Shenzhen Investment
	Ltd.	6,506,077	1,905
	Franshion Properties
	China Ltd.	7,838,054	1,848
	Yuexiu REIT	3,175,516	1,575

15

Global ex-U.S. Real Estate Index Fund

			Market
			Value
		Shares	($000)
^	Tian An China Investment
	Co. Ltd.	2,205,761	1,479
*,^	Mingfa Group
	International Co. Ltd.	4,678,363	1,335
^	China Overseas Grand
	Oceans Group Ltd.	2,342,386	1,236
*,^	Renhe Commercial
	Holdings Co. Ltd.	30,624,323	1,233
	CIFI Holdings Group Co.
	Ltd.	6,054,000	1,132
	China Merchants Property
	Development Co. Ltd.
	Class B	654,394	1,095
*	Glorious Property
	Holdings Ltd.	7,237,036	1,055
	Beijing Capital Land Ltd.	3,017,034	1,042
	Spring REIT	2,142,000	994
	Shanghai Jinqiao Export
	Processing Zone
	Development Co. Ltd.
	Class B	820,534	900
*,^	China SCE Property
	Holdings Ltd.	4,542,766	896
*,^	Zhuguang Holdings Group
	Co. Ltd.	3,976,000	884
*,^	Wuzhou International
	Holdings Ltd.	3,594,000	881
*,1	Sunshine 100 China
	Holdings Ltd.	1,986,000	869
	Jiangsu Future Land Co.
	Ltd. Class B	1,657,610	840
*	Shanghai Industrial Urban
	Development Group Ltd.	4,386,799	809
^	Wanda Hotel
	Development Co. Ltd.	3,701,741	787
^	China Aoyuan Property
	Group Ltd.	4,933,000	775
^	Yuzhou Properties Co.
	Ltd.	3,084,000	716
^	Logan Property Holdings
	Co. Ltd.	2,190,000	701
	Hydoo International
	Holding Ltd.	3,376,000	689
	C C Land Holdings Ltd.	3,823,000	679
^	Fantasia Holdings Group
	Co. Ltd.	6,352,443	675
*,^	Beijing Properties
	Holdings Ltd.	7,442,000	672
	Road King Infrastructure
	Ltd.	744,000	649
^	Hutchison Harbour Ring
	Ltd.	6,988,000	644
*	Guorui Properties Ltd.	1,899,000	642

			Market
			Value
		Shares	($000)
*,^	Zall Development Group
	Ltd.	1,749,858	639
^	Greenland Hong Kong
	Holdings Ltd.	1,423,000	570
	China Merchants Land
	Ltd.	3,940,000	564
^	Times Property Holdings
	Ltd.	1,363,000	545
	Lai Fung Holdings Ltd.	24,425,000	523
	Xinyuan Real Estate Co.
	Ltd. ADR	182,110	519
^,1	Redco Properties Group
	Ltd.	1,050,000	493
^	Jingrui Holdings Ltd.	1,075,000	487
*	Sinolink Worldwide
	Holdings Ltd.	5,938,643	483
	New Century REIT	1,081,000	466
*,^	China New Town
	Development Co. Ltd.	9,086,000	463
	Minmetals Land Ltd.	3,827,000	444
^	Silver Grant International
	Industries Ltd.	3,150,216	430
*	Powerlong Real Estate
	Holdings Ltd.	3,013,139	419
^	Zhong An Real Estate
	Ltd.	3,184,000	365
	Future Land Development
	Holdings Ltd.	3,936,000	343
*	Guangdong Land Holdings
	Ltd.	1,498,000	320
^	Gemdale Properties &
	Investment Corp. Ltd.	4,454,000	250
*	First Sponsor Group Ltd.	169,000	158
*,^	Agile Property Holdings
	Ltd Rights
	Exp. 11/11/2014	476,823	31
			175,772
Denmark (0.0%)
	Jeudan A/S	6,340	596
*	TK Development A/S	165,949	243
			839
Egypt (0.2%)
	Talaat Moustafa Group	1,670,355	2,455
*	Six of October
	Development &
	Investment	479,441	1,076
	Heliopolis Co. for Housing
	and Construction SAE	90,000	695
*	Palm Hills Developments
	SAE	1,055,955	597
	Amer Group Holding	3,200,000	506
*	United Co. for Housing &
	Development SAE	19,000	40
			5,369

16

Global ex-U.S. Real Estate Index Fund

			Market
			Value
		Shares	($000)
Finland (0.3%)
	Sponda Oyj	717,833	3,284
	Citycon Oyj	810,620	2,625
	Technopolis Oyj	323,854	1,644
			7,553
France (4.9%)
	Unibail-Rodamco SE	293,938	75,407
	Gecina SA	107,835	14,620
	Klepierre	295,893	12,799
	Fonciere Des Regions	135,020	12,428
	ICADE	97,722	7,778
	Mercialys SA	165,405	3,654
	Nexity SA	87,296	3,141
	Altarea SCA	8,565	1,437
	ANF Immobilier	30,027	828
*	Societe de la Tour Eiffel	12,875	723
*	Fonciere de Paris SIIC	3,362	417
			133,232
Germany (2.9%)
	Deutsche Wohnen AG	859,174	19,356
	Deutsche Annington
	Immobilien SE	461,357	13,343
*	GAGFAH SA	651,558	12,178
	LEG Immobilien AG	172,218	11,880
	Deutsche Euroshop AG	135,782	6,073
^	TAG Immobilien AG	372,023	4,353
*,^	Grand City Properties SA	225,748	2,890
	alstria office REIT-AG	227,012	2,816
*	Patrizia Immobilien AG	106,261	1,435
	Hamborner REIT AG	120,722	1,241
	DIC Asset AG	138,989	1,170
*	Vib Vermoegen AG	62,968	1,135
*	DO Deutsche Office AG	200,920	734
			78,604
Greece (0.1%)
	Grivalia Properties REIC	111,703	1,211
*	LAMDA Development SA	56,403	237
			1,448
Hong Kong (13.0%)
	Sun Hung Kai Properties
	Ltd.	4,815,441	71,711
	Cheung Kong Holdings
	Ltd.	3,953,375	70,049
	Link REIT	6,908,589	40,613
	Henderson Land
	Development Co. Ltd.	3,854,943	26,072
	Hongkong Land Holdings
	Ltd.	3,526,212	24,589
	Sino Land Co. Ltd.	13,312,605	21,980
	Hang Lung Properties
	Ltd.	6,839,691	21,349
	Hang Lung Group Ltd.	2,768,413	13,912
	Wheelock & Co. Ltd.	2,445,652	11,906

			Market
			Value
		Shares	($000)
	Swire Properties Ltd.	3,144,600	10,067
	Hysan Development Co.
	Ltd.	2,095,422	9,546
	Kerry Properties Ltd.	2,148,654	7,435
	Chinese Estates Holdings
	Ltd.	1,425,452	3,988
	Champion REIT	7,942,969	3,507
	Great Eagle Holdings Ltd.	781,697	2,629
	K Wah International
	Holdings Ltd.	3,270,338	2,048
*,^	COFCO Land Holdings
	Ltd.	6,760,000	1,435
	Sunlight REIT	2,778,400	1,214
	Prosperity REIT	3,574,649	1,193
	Kowloon Development
	Co. Ltd.	970,414	1,160
	Far East Consortium
	International Ltd.	2,856,000	1,074
	Langham Hospitality
	Investments and
	Langham Hospitality
	Investments Ltd.	2,479,500	1,048
	TAI Cheung Holdings Ltd.	1,235,131	1,017
	HKR International Ltd.	2,060,482	997
*	Lai Sun Development Co.
	Ltd.	30,240,302	780
	Regal REIT	2,747,815	708
^	CSI Properties Ltd.	14,818,348	648
	Emperor International
	Holdings Ltd.	2,897,832	632
	Liu Chong Hing
	Investment Ltd.	452,000	577
	Soundwill Holdings Ltd.	282,000	447
*,^	International
	Entertainment Corp.	796,000	418
*	Yida China Holdings Ltd.	426,000	144
*	China New City
	Commercial
	Development Ltd.	396,000	106
			354,999
India (0.4%)
	DLF Ltd.	1,326,388	2,693
*	Unitech Ltd.	4,257,914	1,450
*	Housing Development &
	Infrastructure Ltd.	844,519	1,145
	Prestige Estates Projects
	Ltd.	286,511	1,071
	Phoenix Mills Ltd.	147,180	914
	Oberoi Realty Ltd.	211,160	849
	Indiabulls Real Estate Ltd.	607,769	706
	Godrej Properties Ltd.	169,273	673
	Puravankara Projects Ltd.	165,225	271
			9,772

17

Global ex-U.S. Real Estate Index Fund

			Market
			Value
		Shares	($000)
Indonesia (0.9%)
	Lippo Karawaci Tbk PT	56,482,000	5,029
	Bumi Serpong Damai
	Tbk PT	27,326,127	3,632
	Summarecon Agung
	Tbk PT	30,141,100	3,153
	Ciputra Development
	Tbk PT	30,638,000	2,905
	Pakuwon Jati Tbk PT	73,404,669	2,763
	Modernland Realty
	Tbk PT	28,957,200	1,193
	Alam Sutera Realty
	Tbk PT	28,496,397	1,105
*	Lippo Cikarang Tbk PT	1,418,000	1,011
	Kawasan Industri
	Jababeka Tbk PT	43,518,812	990
	Intiland Development
	Tbk PT	17,051,951	840
	Agung Podomoro Land
	Tbk PT	20,415,700	597
	Ciputra Property Tbk PT	9,115,596	571
	Bekasi Fajar Industrial
	Estate Tbk PT	9,409,482	456
*	Sentul City Tbk PT	58,504,900	432
	Ciputra Surya Tbk PT	1,922,831	390
*	Bakrieland Development
	Tbk PT	58,597,400	242
			25,309
Ireland (0.2%)
*	Green REIT plc	2,047,127	3,231
*	Hibernia REIT plc	1,989,901	2,745
*	Irish Residential
	Properties REIT plc	463,254	624
			6,600
Israel (0.6%)
	Gazit-Globe Ltd.	260,042	3,035
	Azrieli Group	85,594	2,758
	Alony Hetz Properties &
	Investments Ltd.	221,763	1,477
	Reit 1 Ltd.	453,381	1,171
	Melisron Ltd.	42,569	1,114
*	Nitsba Holdings 1995 Ltd.	75,123	1,095
	Amot Investments Ltd.	341,961	1,077
	Norstar Holdings Inc.	42,033	1,025
*	Jerusalem Oil Exploration	24,250	964
*	Airport City Ltd.	94,197	838
	Africa Israel Properties
	Ltd.	36,351	524
*	Africa Israel Investments
	Ltd.	311,533	493
*	Sella Capital Real Estate
	Ltd.	262,567	416
	Jerusalem Economy Ltd.	55,782	402
*	AL-ROV Israel Ltd.	11,461	337

			Market
			Value
		Shares	($000)
*	Industrial Buildings Corp.
	Ltd.	188,138	306
*	Big Shopping Centers
	2004 Ltd.	7,536	305
*	Elbit Imaging Ltd.	80,040	206
*	Africa Israel Investments
	Ltd Warrants Exp.
	3/31/2015	20,019	1
			17,544
Italy (0.1%)
	Beni Stabili SpA SIIQ	2,947,477	2,032
	Immobiliare Grande
	Distribuzione	821,062	685
*,^	Prelios SPA	1,020,769	336
			3,053
Japan (23.3%)
	Mitsubishi Estate Co. Ltd.	4,163,445	106,916
	Mitsui Fudosan Co. Ltd.	2,969,057	96,158
	Sumitomo Realty &
	Development Co. Ltd.	1,426,367	54,043
	Daiwa House Industry
	Co. Ltd.	1,975,374	38,069
	Daito Trust Construction
	Co. Ltd.	241,000	30,435
	Nippon Building Fund Inc.	4,245	23,547
	Japan Real Estate
	Investment Corp.	3,766	20,395
	Japan Retail Fund
	Investment Corp.	7,248	14,561
	Hulic Co. Ltd.	1,161,532	12,972
	United Urban Investment
	Corp.	7,539	11,918
	Nippon Prologis REIT Inc.	5,154	11,895
	Tokyo Tatemono Co. Ltd.	1,290,166	11,364
	Tokyu Fudosan Holdings
	Corp.	1,548,656	11,017
	Advance Residence
	Investment Corp.	3,895	9,205
	Japan Prime Realty
	Investment Corp.	2,479	9,186
^	Orix JREIT Inc.	6,322	8,502
	GLP J-Reit	7,153	8,162
	Nomura Real Estate
	Holdings Inc.	376,429	6,714
	Aeon Mall Co. Ltd.	347,783	6,486
	Frontier Real Estate
	Investment Corp.	1,402	6,414
	Nomura Real Estate
	Master Fund Inc.	4,971	5,974
	Japan Logistics Fund Inc.	2,504	5,635
^	Mori Trust Sogo Reit Inc.	3,099	5,609
	Activia Properties Inc.	681	5,528
^	Kenedix Office
	Investment Corp.	993	5,298

18

Global ex-U.S. Real Estate Index Fund

			Market
			Value
		Shares	($000)
^	Japan Hotel REIT
	Investment Corp.	8,479	5,265
	Nippon Accommodations
	Fund Inc.	1,395	5,093
	Mori Hills REIT
	Investment Corp.	3,566	5,044
*	Leopalace21 Corp.	786,250	4,988
	Nomura Real Estate
	Office Fund Inc.	1,109	4,914
	Japan Excellent Inc.	3,610	4,814
^	Daiwa House Residential
	Investment Corp.	1,112	4,709
^	Daiwa Office Investment
	Corp.	838	4,516
^	Industrial & Infrastructure
	Fund Investment Corp.	495	4,043
^	Daiwa House REIT
	Investment Corp.	874	3,879
	Tokyu REIT Inc.	2,768	3,856
	NTT Urban Development
	Corp.	327,300	3,753
	Fukuoka REIT Corp.	1,847	3,431
	AEON REIT Investment
	Corp.	2,348	2,996
^	Sekisui House SI
	Residential Investment
	Corp.	3,018	2,932
^	Hulic Reit Inc.	1,838	2,791
^	Premier Investment Corp.	575	2,533
^	Nomura Real Estate
	Residential Fund Inc.	479	2,530
^	Ichigo Real Estate
	Investment Corp.	3,088	2,359
	Invincible Investment
	Corp.	6,701	2,270
	Kenedix Residential
	Investment Corp.	842	2,226
^	Top REIT Inc.	519	2,162
	Comforia Residential
	REIT Inc.	1,139	2,145
	TOC Co. Ltd.	263,429	1,921
	Daibiru Corp.	167,657	1,896
	Hankyu Reit Inc.	323	1,857
^	Heiwa Real Estate REIT
	Inc.	2,252	1,849
	Japan Rental Housing
	Investments Inc.	2,647	1,846
	Global One Real Estate
	Investment Corp.	591	1,822
	Daikyo Inc.	948,745	1,796
	Heiwa Real Estate Co. Ltd.	107,332	1,787
	MID Reit Inc.	557	1,421
	Takara Leben Co. Ltd.	306,752	1,328
^	NIPPON REIT Investment
	Corp.	437	1,276

			Market
			Value
		Shares	($000)
	Hoshino Resorts REIT Inc.	125	1,275
^	Invesco Office J-Reit Inc.	1,372	1,242
^	Jowa Holdings Co. Ltd.	30,000	1,068
	Goldcrest Co. Ltd.	51,527	913
	SIA Reit Inc.	226	848
	Keihanshin Building Co.
	Ltd.	124,600	718
^	Starts Proceed
	Investment Corp.	387	629
	Airport Facilities Co. Ltd.	71,500	492
	Tokyo Theatres Co. Inc.	354,017	474
*	Shinoken Group Co. Ltd.	15,600	390
			636,100
Malaysia (1.2%)
	IOI Properties Group Bhd.	4,294,900	3,607
	KLCCP Stapled Group	1,384,800	2,896
	UEM Sunrise Bhd.	4,478,565	2,575
	Sunway Bhd.	1,975,185	2,072
	SP Setia Bhd Group	1,916,700	1,931
	IGB REIT	4,822,100	1,931
	Eastern & Oriental Bhd.	2,194,200	1,884
	Sunway REIT	3,485,834	1,621
	IGB Corp. Bhd.	1,807,487	1,582
	Mah Sing Group Bhd.	1,958,380	1,418
	IJM Land Bhd.	1,139,441	1,194
	Pavilion REIT	2,536,300	1,160
	CapitaMalls Malaysia
	Trust	2,514,400	1,101
	Axis REIT	922,900	1,040
	UOA Development Bhd.	1,504,300	966
*	KSL Holdings Bhd.	481,700	668
*	Eco World Development
	Group Bhd.	478,000	654
*	YNH Property Bhd.	861,980	547
	Matrix Concepts Holdings
	Bhd.	533,900	491
	Tropicana Corp. Bhd.	1,228,900	490
	TA Global Bhd.	3,621,100	389
*	Tambun Indah Land Bhd.	489,500	370
	Land & General Bhd.	1,816,500	319
*	Titijaya Land Bhd.	400,100	287
	Glomac Bhd.	824,600	280
*	Talam Transform Bhd.	8,573,100	280
*	Mah Sing Group Bhd.
	Warrants Exp. 3/18/2018	114,160	18
			31,771
Mexico (1.5%)
	Fibra Uno Administracion
	SA de CV	6,188,612	21,508
	PLA Administradora
	Industrial S de RL de CV	1,802,228	4,177
	Mexico Real Estate
	Management SA de CV	2,276,509	4,135

19

Global ex-U.S. Real Estate Index Fund

		Market
		Value
	Shares	($000)
Corp Inmobiliaria Vesta
SAB de CV	1,018,747	2,236
Concentradora Fibra
Hotelera Mexicana SA
de CV	1,277,147	2,139
* Prologis Property Mexico
SA de CV	902,300	1,850
Concentradora Fibra
Danhos SA de CV	613,918	1,556
Fibra Shop Portafolios
Inmobiliarios SAPI
de CV	1,049,101	1,405
Asesor de Activos Prisma
SAPI de CV	617,400	772
		39,778
Morocco (0.1%)
Douja Promotion Groupe
Addoha SA	204,967	1,138
Alliances Developpement
Immobilier SA	7,717	319
		1,457
Netherlands (1.1%)
Corio NV	299,878	14,602
Eurocommercial
Properties NV	127,452	5,819
Wereldhave NV	64,894	5,323
Vastned Retail NV	58,118	2,657
Nieuwe Steen
Investments NV	292,472	1,454
		29,855
New Zealand (0.5%)
Kiwi Income Property
Trust	2,885,296	2,714
Goodman Property Trust	3,063,810	2,631
Precinct Properties
New Zealand Ltd.	2,501,285	2,146
Argosy Property Ltd.	2,410,741	1,993
^ Property for Industry Ltd.	1,240,315	1,412
DNZ Property Fund Ltd.	895,019	1,226
Vital Healthcare Property
Trust	832,581	994
		13,116
Norway (0.2%)
* Norwegian Property ASA	1,322,156	2,020
Olav Thon
Eiendomsselskap ASA	89,650	1,568
Selvaag Bolig ASA	146,804	427
		4,015
Philippines (1.3%)
Ayala Land Inc.	16,925,600	12,628
SM Prime Holdings Inc.	28,335,311	11,076
Megaworld Corp.	39,055,000	4,313
Robinsons Land Corp.	4,756,350	2,606
Belle Corp.	13,291,700	1,552

			Market
			Value
		Shares	($000)
	Vista Land & Lifescapes
	Inc.	9,883,800	1,354
	Filinvest Land Inc.	30,539,000	1,048
*	DoubleDragon Properties
	Corp.	2,047,400	340
*	8990 Holdings Inc.	1,646,000	251
	Century Properties Group
	Inc.	8,814,144	213
			35,381
Poland (0.1%)
*,^	Globe Trade Centre SA	808,516	1,460
*	Echo Investment SA	687,571	1,320
			2,780
Qatar (0.2%)
*	Barwa Real Estate Co.	283,687	3,348
*	United Development Co.
	PSC	258,188	1,903
*	Mazaya Qatar Real Estate
	Development Q.S.C	72,574	488
*	National Leasing	35,912	255
			5,994
Russia (0.1%)
	LSR Group GDR	511,932	1,498
	Etalon Group Ltd. GDR	342,951	1,057
			2,555
Singapore (6.8%)
	Global Logistic Properties
	Ltd.	9,282,131	19,911
	CapitaLand Ltd.	7,783,304	19,309
	CapitaMall Trust	7,749,034	11,923
	Ascendas REIT	6,119,221	10,668
	Suntec REIT	7,439,127	10,341
	City Developments Ltd.	1,390,090	10,245
	UOL Group Ltd.	1,894,878	9,532
	CapitaCommercial Trust	6,233,082	8,105
	Keppel Land Ltd.	2,067,589	5,384
	Keppel REIT	4,777,015	4,540
	Mapletree Commercial
	Trust	4,005,705	4,467
	Mapletree Industrial Trust	3,534,934	4,069
	Mapletree Greater China
	Commercial Trust	5,455,018	4,013
	Mapletree Logistics Trust	4,362,129	3,988
	Fortune REIT	4,074,861	3,781
	Ascott Residence Trust	2,803,355	2,712
	CDL Hospitality Trusts	1,995,402	2,681
	Frasers Centrepoint Trust	1,700,341	2,583
	Starhill Global REIT	4,051,968	2,571
	CapitaRetail China Trust	1,928,586	2,451
	Wing Tai Holdings Ltd.	1,483,410	2,070
	Parkway Life REIT	1,053,255	1,961
^	Cache Logistics Trust	2,111,405	1,925
	AIMS AMP Capital
	Industrial REIT	1,577,976	1,836

20

Global ex-U.S. Real Estate Index Fund

			Market
			Value
		Shares	($000)
	Bukit Sembawang
	Estates Ltd.	433,650	1,790
^	SPH REIT	2,162,000	1,781
	Cambridge Industrial
	Trust	3,275,409	1,773
^	United Industrial Corp.
	Ltd.	623,188	1,624
	Frasers Commercial Trust	1,444,867	1,599
	Far East Hospitality Trust	2,461,484	1,591
	Lippo Malls Indonesia
	Retail Trust	5,397,706	1,555
	First REIT	1,620,754	1,554
	GuocoLand Ltd.	1,036,477	1,551
	OUE Hospitality Trust	2,078,000	1,475
	Sinarmas Land Ltd.	3,069,000	1,459
	Yanlord Land Group Ltd.	1,692,204	1,446
^	Sabana Shari’ah
	Compliant Industrial
	REIT	1,864,192	1,437
	Ascendas India Trust	2,160,666	1,379
*,^	Yoma Strategic Holdings
	Ltd.	2,472,000	1,296
	Ascendas Hospitality
	Trust	2,351,000	1,292
^	Frasers Centrepoint Ltd.	980,000	1,248
	Wheelock Properties
	Singapore Ltd.	857,969	1,208
	Croesus Retail Trust	1,500,000	1,098
	Ho Bee Land Ltd.	641,903	996
*,^	Frasers Hospitality Trust	1,292,000	890
*	Forterra Trust	720,000	890
	Soilbuild Business Space
	REIT	1,459,000	886
	OUE Commercial REIT	1,322,000	829
	Perennial China Retail
	Trust	1,947,576	804
^	Oxley Holdings Ltd.	1,518,000	652
*,^	Ying Li International Real
	Estate Ltd.	2,950,000	609
	Fragrance Group Ltd.	3,241,550	544
*	SingHaiyi Group Ltd.	1,339,000	158
	Far East Orchard Ltd.	6,000	8
			186,488
South Africa (2.0%)
	Growthpoint Properties
	Ltd.	5,178,173	12,554
*	Redefine Properties Ltd.	9,415,016	8,539
*	Resilient Property Income
	Fund Ltd.	857,497	6,334
	Capital Property Fund	4,481,355	5,203
	Hyprop Investments Ltd.	535,151	4,671
*	Attacq Ltd.	2,010,690	3,918
	Vukile Property Fund Ltd.	1,199,459	1,990
	Emira Property Fund	1,313,889	1,906
*	Acucap Properties Ltd.	387,410	1,756

			Market
			Value
		Shares	($000)
	SA Corporate Real Estate
	Fund Nominees Pty Ltd.	4,058,612	1,704
	Fountainhead Property
	Trust	1,563,044	1,148
	Octodec Investments Ltd.	553,615	1,147
	Rebosis Property Fund
	Ltd.	914,331	990
	Delta Property Fund Ltd.	1,152,063	877
	Hospitality Property Fund
	Ltd. Class A	416,592	650
			53,387
Spain (0.5%)
*	Merlin Properties Socimi
	SA	394,432	4,676
*	Inmobiliaria Colonial SA	5,704,408	4,027
*	Hispania Activos
	Inmobiliarios SAU	168,836	2,075
*	Lar Espana Real Estate
	Socimi SA	120,022	1,383
*	Axia Real Estate SOCIMI
	SA	102,879	1,231
*,^	Realia Business SA	246,913	360
			13,752
Sweden (1.5%)
	Castellum AB	515,208	7,898
	Fabege AB	419,910	5,387
	Wallenstam AB	328,496	4,966
	Hufvudstaden AB Class A	353,843	4,583
	Wihlborgs Fastigheter AB	207,958	3,644
*	Hemfosa Fastigheter AB	197,839	3,273
	Kungsleden AB	478,751	2,979
*	Fastighets AB Balder	219,936	2,862
	Atrium Ljungberg AB	140,762	1,972
	Klovern AB	274,938	1,400
	Dios Fastigheter AB	149,000	1,009
*	Sagax AB Class B	184,935	917
*	Tribona AB	82,842	419
*	Platzer Fastigheter Holding
	AB Class B	52,473	212
*	Corem Property Group AB
	Class B	45,341	149
	Corem Property Group AB
	Preference Shares	973	23
			41,693
Switzerland (1.4%)
	Swiss Prime Site AG	181,335	13,777
	PSP Swiss Property AG	115,427	9,902
	Mobimo Holding AG	18,281	3,603
	Allreal Holding AG	26,051	3,447
	Solvalor 61	11,759	2,775
	Intershop Holdings AG	4,498	1,660
	Zug Estates Holding AG
	Class B	775	939
*	Hiag Immobilien AG	9,749	826
			36,929

21

Global ex-U.S. Real Estate Index Fund

			Market
			Value
		Shares	($000)
Taiwan (0.9%)
	Highwealth Construction
	Corp.	2,120,700	3,675
	Ruentex Development
	Co. Ltd.	2,404,830	3,589
	Cathay No 1 REIT	3,583,310	2,120
	Prince Housing &
	Development Corp.	3,714,478	1,394
	Cathay Real Estate
	Development Co. Ltd.	2,436,000	1,270
	Huaku Development Co.
	Ltd.	733,554	1,207
	Chong Hong Construction
	Co. Ltd.	544,950	1,122
	Radium Life Tech Co. Ltd.	1,924,223	1,108
	Farglory Land
	Development Co. Ltd.	960,631	952
	Kindom Construction
	Corp.	1,067,000	921
	Hung Sheng Construction
	Ltd.	1,480,000	909
	Gallop No 1 REIT	1,241,000	769
	KEE TAI Properties Co.
	Ltd.	1,169,869	673
	Taiwan Land
	Development Corp.	1,873,415	671
*	Shining Building Business
	Co. Ltd.	1,056,429	639
	Kuoyang Construction Co.
	Ltd.	1,400,665	600
	Shin Kong No.1 REIT	1,337,000	555
	Hung Poo Real Estate
	Development Corp.	700,194	528
	Huang Hsiang
	Construction Corp.	357,000	464
	Advancetek Enterprise
	Co. Ltd.	444,000	351
*	King’s Town Construction
	Co. Ltd.	342,352	301
	YeaShin International
	Development Co. Ltd.	502,392	284
			24,102
Thailand (1.2%)
*	Central Pattana PCL	4,018,000	5,951
*	Land & Houses PCL	8,706,700	2,738
	CPN Retail Growth
	Leasehold Property
	Fund	4,816,610	2,440
*	Hemaraj Land and
	Development PCL	13,791,178	2,027
*	Pruksa Real Estate PCL	1,970,300	2,026
	Tesco Lotus Retail
	Growth Freehold &
	Leasehold Property
	Fund	5,066,338	1,991

			Market
			Value
		Shares	($000)
*	Bangkok Land PCL	29,461,200	1,809
*	Quality Houses PCL	10,985,300	1,451
*	Supalai PCL	1,802,305	1,435
*	LPN Development PCL	1,732,300	1,324
*	WHA Corp. PCL	891,043	1,067
	Samui Airport Property
	Fund Leasehold	1,853,200	973
*	MBK PCL	1,932,620	957
*	Amata Corp. PCL	1,551,400	739
^	TICON Industrial
	Connection PCL	1,018,480	582
	Sansiri PCL	7,831,200	495
	Univentures PCL (Foreign) 1,577,100		490
*	Siam Future Development
	PCL	2,187,306	471
*	Property Perfect PCL	8,226,000	371
^	TICON Industrial
	Connection PCL
	(Foreign)	601,993	356
*	Raimon Land PCL	5,085,900	343
*	Sansiri PCL (Local)	5,418,200	343
*	SC Asset Corp. PCL	2,730,600	317
	Bangkok Land PCL
	(Foreign)	4,269,495	262
	SC Asset Corp. PCL
	(Foreign)	2,245,967	261
*	AP Thailand PCL	1,243,550	254
	Asian Property
	Development PCL
	(Foreign)	1,513,270	217
	Thai Factory Development
	PCL	1,024,000	191
*	Rojana Industrial Park PCL
	NVDR	764,300	179
*	Rojana Industrial Park PCL 760,600		179
	Land & Houses PCL
	(Foreign)	481,300	149
*	Univentures PCL	416,400	129
	Sansiri PCL (Foreign)	3,007,576	128
*	Rojana Industrial Park PCL
	(Foreign)	225,393	53
			32,698
Turkey (0.3%)
	Emlak Konut Gayrimenkul
	Yatirim Ortakligi AS	5,688,828	6,397
	Is Gayrimenkul Yatirim
	Ortakligi AS	993,012	585
	Torunlar Gayrimenkul
	Yatirim Ortakligi AS	336,025	474
	Saf Gayrimenkul Yatirim
	Ortakligi AS	849,345	455
	Halk Gayrimenkul Yatrm
	Ortakligi AS	572,857	294
*	Sinpas Gayrimenkul
	Yatirim Ortakligi AS	712,033	285

22

Global ex-U.S. Real Estate Index Fund

			Market
			Value
		Shares	($000)
	Vakif Gayrimenkul Yatirim
	Ortakligi AS	188,872	242
			8,732
United Arab Emirates (1.5%)
	Emaar Properties PJSC	10,400,000	28,999
	Aldar Properties PJSC	9,325,000	8,351
*	Deyaar Development
	PJSC	4,193,323	1,274
*	Emaar Malls Group PJSC	862,843	754
	Eshraq Properties Co.
	PJSC	2,453,725	732
	RAK Properties PJSC	2,844,899	662
*	Eshraq Properties Rights
	Exp. 11/20/2014	853,405	16
			40,788
United Kingdom (8.5%)
	Land Securities Group plc	2,339,783	41,482
	British Land Co. plc	3,081,105	35,952
	Hammerson plc	2,355,597	23,131
	Intu Properties plc	2,812,836	15,337
	Derwent London plc	306,716	14,594
	Segro plc	2,229,061	13,575
	Capital & Counties
	Properties plc	2,238,174	12,226
	Great Portland Estates plc	1,030,834	11,332
	Shaftesbury plc	832,639	9,547
	Londonmetric Property
	plc	1,788,821	4,221
	UNITE Group plc	605,240	4,137
	Grainger plc	1,241,022	3,759
	F&C Commercial Property
	Trust Ltd.	1,777,390	3,652
	Hansteen Holdings plc	2,093,292	3,551
	Big Yellow Group plc	403,054	3,526
	Workspace Group plc	319,785	3,361
^	ST Modwen Properties
	plc	553,746	3,216
^	Redefine International
	PLC	2,709,649	2,246
	Daejan Holdings plc	26,730	2,137
*	Quintain Estates &
	Development plc	1,578,142	2,072
	Safestore Holdings plc	609,149	2,029
	UK Commercial Property
	Trust Ltd.	1,472,767	2,015

		Market
		Value
	Shares	($000)
Helical Bar plc	323,554	1,816
Tritax Big Box REIT plc	1,040,443	1,814
Primary Health Properties
plc	315,329	1,779
Picton Property Income
Ltd.	1,312,364	1,334
Mucklow A & J Group plc	174,028	1,317
Schroder REIT Ltd.	1,353,058	1,288
* Raven Russia Ltd.	1,279,989	1,272
Development Securities
plc	352,035	1,195
* CLS Holdings plc	51,396	1,125
Urban & Civic plc	261,089	934
McKay Securities plc	182,542	686
		231,658
Total Common Stocks
(Cost $2,686,638)		2,722,754
Temporary Cash Investments (3.4%)
Money Market Fund (3.3%)
[2,3] Vanguard Market
Liquidity Fund,
0.114%	90,856,372	90,856

	Face
	Amount
	($000)
U.S. Government and Agency Obligations (0.1%)
[4,5] Freddie Mac
Discount Notes,
0.050%, 1/14/15	2,000	2,000
Total Temporary Cash Investments
(Cost $92,856)		92,856
Total Investments (103.3%)
(Cost $2,779,494)		2,815,610
Other Assets and Liabilities (-3.3%)
Other Assets		10,421
Liabilities[3]		(99,580)
		(89,159)
Net Assets (100%)		2,726,451

23

Global ex-U.S. Real Estate Index Fund

At October 31, 2014, net assets consisted of:
Amount
($000)
Paid-in Capital	2,692,083
Undistributed Net Investment Income	18,146
Accumulated Net Realized Losses	(19,688)
Unrealized Appreciation (Depreciation)
Investment Securities	36,116
Foreign Currencies	(206)
Net Assets	2,726,451

Investor Shares—Net Assets
Applicable to 2,246,774 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	50,841
Net Asset Value Per Share—
Investor Shares	$22.63

Admiral Shares—Net Assets
Applicable to 8,650,673 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	296,420
Net Asset Value Per Share—
Admiral Shares	$34.27

Amount
($000)
Institutional Shares—Net Assets
Applicable to 1,545,005 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	176,354
Net Asset Value Per Share—
Institutional Shares	$114.14

ETF Shares—Net Assets
Applicable to 38,959,458 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,202,836
Net Asset Value Per Share—
ETF Shares	$56.54

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $78,374,000.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2014, the aggregate value of these securities was $1,362,000.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $86,093,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $400,000 have been segregated as initial margin for futures contracts that were closed on October 31, 2014, and settled after month-end.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

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Global ex-U.S. Real Estate Index Fund

Statement of Operations

Year Ended
October 31, 2014
($000)
Investment Income
Income
Dividends[1,2]	87,356
Interest[2]	16
Securities Lending	1,174
Total Income	88,546
Expenses
The Vanguard Group—Note B
Investment Advisory Services	322
Management and Administrative—Investor Shares	210
Management and Administrative—Admiral Shares	386
Management and Administrative—Institutional Shares	186
Management and Administrative—ETF Shares	2,698
Marketing and Distribution—Investor Shares	22
Marketing and Distribution—Admiral Shares	40
Marketing and Distribution—Institutional Shares	25
Marketing and Distribution—ETF Shares	326
Custodian Fees	457
Auditing Fees	38
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—Admiral Shares	2
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	109
Trustees’ Fees and Expenses	1
Total Expenses	4,823
Net Investment Income	83,723
Realized Net Gain (Loss)
Investment Securities Sold[2]	37,355
Futures Contracts	2,009
Foreign Currencies	(382)
Realized Net Gain (Loss)	38,982
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(92,526)
Foreign Currencies	(208)
Change in Unrealized Appreciation (Depreciation)	(92,734)
Net Increase (Decrease) in Net Assets Resulting from Operations	29,971
1 Dividends are net of foreign withholding taxes of $4,550,000.
2 Dividend income, interest income, and realized net gain (loss) from affiliated companies of the fund were $67,000, $16,000, and ($805,000), respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

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Global ex-U.S. Real Estate Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	83,723	31,694
Realized Net Gain (Loss)	38,982	(5,257)
Change in Unrealized Appreciation (Depreciation)	(92,734)	85,175
Net Increase (Decrease) in Net Assets Resulting from Operations	29,971	111,612
Distributions
Net Investment Income
Investor Shares	(3,574)	(5,042)
Admiral Shares[1]	(8,282)	(2,407)
Institutional Shares	(5,016)	(2,923)
ETF Shares	(64,730)	(22,129)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares[1]	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(81,602)	(32,501)
Capital Share Transactions
Investor Shares	(101,960)	60,441
Admiral Shares[1]	179,927	68,607
Institutional Shares	87,945	22,942
ETF Shares	941,601	869,588
Net Increase (Decrease) from Capital Share Transactions	1,107,513	1,021,578
Total Increase (Decrease)	1,055,882	1,100,689
Net Assets
Beginning of Period	1,670,569	569,880
End of Period[2]	2,726,451	1,670,569
1 Signal Shares were renamed Admiral Shares in October 2013. The prior period’s Distributions and Capital Share Transactions are for the Signal class.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $18,146,000 and $4,813,000.

See accompanying Notes, which are an integral part of the Financial Statements.

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Global ex-U.S. Real Estate Index Fund

Financial Highlights

Investor Shares
				Nov. 1,
				2010[1] to
	Year Ended October 31,			Oct. 31,
For a Share Outstanding Throughout Each Period	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$23.06	$21.04	$18.14	$20.00
Investment Operations
Net Investment Income	.944	.685[2]	.700[2]	.744[2]
Net Realized and Unrealized Gain (Loss) on Investments[3]	(.443)	2.321	2.995	(2.430)
Total from Investment Operations	.501	3.006	3.695	(1.686)
Distributions
Dividends from Net Investment Income	(.931)	(.986)	(.795)	(.174)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.931)	(.986)	(.795)	(.174)
Net Asset Value, End of Period	$22.63	$23.06	$21.04	$18.14

Total Return [4]	2.41%	14.69%	21.31%	-8.49%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$51	$156	$84	$41
Ratio of Total Expenses to Average Net Assets	0.37%	0.40%	0.45%	0.50%[5]
Ratio of Net Investment Income to Average Net Assets	4.10%	2.95%	3.74%	3.61%[5]
Portfolio Turnover Rate[6]	8%	8%	10%	7%
1 Inception.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.00, $.02, $.01, and $.02.
4 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
5 Annualized.
6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Global ex-U.S. Real Estate Index Fund

Financial Highlights

Admiral Shares
				Feb. 10,
				2011[1] to
	Year Ended October 31,			Oct. 31,
For a Share Outstanding Throughout Each Period	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$34.92	$31.87	$27.51	$29.89
Investment Operations
Net Investment Income	1.466	1.012[2]	1.093[2]	.784[2]
Net Realized and Unrealized Gain (Loss) on Investments[3]	(.661)	3.580	4.528	(3.164)
Total from Investment Operations	.805	4.592	5.621	(2.380)
Distributions
Dividends from Net Investment Income	(1.455)	(1.542)	(1.261)	—
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(1.455)	(1.542)	(1.261)	—
Net Asset Value, End of Period	$34.27	$34.92	$31.87	$27.51

Total Return [4]	2.55%	14.83%	21.43%	-7.96%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$296	$117	$43	$12
Ratio of Total Expenses to Average Net Assets	0.24%	0.27%	0.32%	0.35%[5]
Ratio of Net Investment Income to Average Net Assets	4.23%	3.08%	3.87%	3.76%[5]
Portfolio Turnover Rate[6]	8%	8%	10%	7%
Signal Shares were renamed Admiral Shares in October 2013. Prior periods’ Financial Highlights are for the Signal class.
1 Inception.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.00, $.01, $.01, and $.02.
4 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
5 Annualized.
6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Global ex-U.S. Real Estate Index Fund

Financial Highlights

Institutional Shares
				April 19,
				2011[1] to
	Year Ended October 31,			Oct. 31,
For a Share Outstanding Throughout Each Period	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$116.37	$106.19	$91.68	$102.01
Investment Operations
Net Investment Income	4.954	3.407[2]	3.658 [2]	1.522[2]
Net Realized and Unrealized Gain (Loss) on Investments[3]	(2.273)	11.930	15.107	(11.852)
Total from Investment Operations	2.681	15.337	18.765	(10.330)
Distributions
Dividends from Net Investment Income	(4.911)	(5.157)	(4.255)	—
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(4.911)	(5.157)	(4.255)	—
Net Asset Value, End of Period	$114.14	$116.37	$106.19	$91.68

Total Return [4]	2.55%	14.87%	21.48%	-10.13%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$176	$92	$61	$52
Ratio of Total Expenses to Average Net Assets	0.22%	0.24%	0.29%	0.30%[5]
Ratio of Net Investment Income to Average Net Assets	4.25%	3.11%	3.90%	3.81%[5]
Portfolio Turnover Rate[6]	8%	8%	10%	7%
1 Inception.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.00, $.07, $.06, and $.01.
4 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
5 Annualized.
6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Global ex-U.S. Real Estate Index Fund

Financial Highlights

ETF Shares
				Nov. 1,
				2010[1] to
	Year Ended October 31,			Oct. 31,
For a Share Outstanding Throughout Each Period	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$57.64	$52.60	$45.39	$49.97
Investment Operations
Net Investment Income	2.437	1.713[2]	1.820[2]	1.848[2]
Net Realized and Unrealized Gain (Loss) on Investments[3]	(1.120)	5.869	7.460	(5.981)
Total from Investment Operations	1.317	7.582	9.280	(4.133)
Distributions
Dividends from Net Investment Income	(2.417)	(2.542)	(2.070)	(.447)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(2.417)	(2.542)	(2.070)	(.447)
Net Asset Value, End of Period	$56.54	$57.64	$52.60	$45.39

Total Return	2.51%	14.77%	21.44%	-8.34%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,203	$1,306	$381	$173
Ratio of Total Expenses to Average Net Assets	0.24%	0.27%	0.32%	0.35%[4]
Ratio of Net Investment Income to Average Net Assets	4.23%	3.08%	3.87%	3.76%[4]
Portfolio Turnover Rate[5]	8%	8%	10%	7%
1 Inception.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.00, $.02, $.03, and $.04.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Global ex-U.S. Real Estate Index Fund

Notes to Financial Statements

Vanguard Global ex-U.S. Real Estate Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers four classes of shares: Investor Shares, Admiral Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk

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Global ex-U.S. Real Estate Index Fund

involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended October 31, 2014, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period. The fund had no open futures contracts at October 31, 2014.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2011–2014), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of

32

Global ex-U.S. Real Estate Index Fund

trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at October 31, 2014, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to invest up to 0.40% of its net assets in Vanguard. At October 31, 2014, the fund had contributed capital of $258,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.10% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of October 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	122,435	2,599,479	840
Temporary Cash Investments	90,856	2,000	—
Futures Contracts—Assets[1]	77	—	—
Total	213,368	2,601,479	840
1 Represents variation margin on the last day of the reporting period.

33

Global ex-U.S. Real Estate Index Fund

Securities in certain countries may transfer between Level 1 and Level 2 because of differences in stock market closure times that may result from transitions between standard and daylight saving time in those countries and the United States. Based on values on the date of transfer, securities valued at $19,127,000 based on Level 1 inputs were transferred from Level 2 during the fiscal year. Additionally, based on values on the date of transfer, securities valued at $27,615,000 based on Level 2 inputs were transferred from Level 1 during the fiscal year.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; such differences are primarily attributed to the tax treatment of unrealized appreciation on passive foreign investment companies. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended October 31, 2014, the fund realized net foreign currency losses of $382,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be passive foreign investment companies, for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the year ended October 31, 2014, the fund realized gains on the sale of passive foreign investment companies of $11,594,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Passive foreign investment companies held at October 31, 2014, had unrealized appreciation of $34,505,000.

During the year ended October 31, 2014, the fund realized $33,619,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at October 31, 2014, the fund had $53,042,000 of ordinary income available for distribution. At October 31, 2014, the fund had available capital losses totaling $19,687,000 to offset future net capital gains. Of this amount, $1,948,000 is subject to expiration on October 31, 2019. Capital losses of $17,739,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At October 31, 2014, the cost of investment securities for tax purposes was $2,813,999,000. Net unrealized appreciation of investment securities for tax purposes was $1,611,000, consisting of unrealized gains of $115,119,000 on securities that had risen in value since their purchase and $113,508,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended October 31, 2014, the fund purchased $1,407,710,000 of investment securities and sold $317,365,000 of investment securities, other than temporary cash investments. Purchases and sales include $820,369,000 and $167,372,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

34

Global ex-U.S. Real Estate Index Fund

F. Capital share transactions for each class of shares were:

			Year Ended October 31,
		2014		2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued[1]	31,515	1,441	155,272	6,953
Issued in Lieu of Cash Distributions	3,300	155	4,517	212
Redeemed [2]	(136,775)	(6,126)	(99,348)	(4,402)
Net Increase (Decrease)—Investor Shares	(101,960)	(4,530)	60,441	2,763
Admiral Shares[3]
Issued[1]	212,469	6,271	70,563	2,042
Issued in Lieu of Cash Distributions	7,203	218	2,193	68
Redeemed [2]	(39,745)	(1,182)	(4,149)	(123)
Net Increase (Decrease) —Admiral Shares	179,927	5,307	68,607	1,987
Institutional Shares
Issued[1]	138,447	1,216	37,302	340
Issued in Lieu of Cash Distributions	4,204	38	2,608	24
Redeemed [2]	(54,706)	(497)	(16,968)	(153)
Net Increase (Decrease) —Institutional Shares	87,945	757	22,942	211
ETF Shares
Issued[1]	1,118,382	19,503	875,175	15,515
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed [2]	(176,781)	(3,200)	(5,587)	(100)
Net Increase (Decrease)—ETF Shares	941,601	16,303	869,588	15,415
1 Includes purchase fees for fiscal 2014 and 2013 of $666,000 and $567,000, respectively (fund totals).
2 Net of redemption fees for fiscal 2014 and 2013 of $274,000 and $215,000, respectively (fund totals).
3 Signal Shares were renamed Admiral Shares in October 2013. The prior period’s capital share transactions are for the Signal class.

At October 31, 2014, one shareholder was the record or beneficial owner of 32% of the fund’s net assets. If the shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio.

G. Management has determined that no material events or transactions occurred subsequent to October 31, 2014, that would require recognition or disclosure in these financial statements.

35

Report of Independent Registered
Public Accounting Firm

To the Board of Trustees of Vanguard International Equity Index Funds and the Shareholders of Vanguard Global ex-U.S. Real Estate Index Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Global ex-U.S. Real Estate Index Fund (constituting a separate portfolio of Vanguard International Equity Index Funds, hereafter referred to as the “Fund”) at October 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2014 by correspondence with the custodian and broker, by agreement to the underlying ownership records of the transfer agent and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 16, 2014

Special 2014 tax information (unaudited) for Vanguard Global ex-U.S. Real Estate Index Fund

This information for the fiscal year ended October 31, 2014, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $17,465,000 of qualified dividend income to shareholders during the fiscal year.

The fund designates to shareholders foreign source income of $82,547,000 and foreign taxes paid of $4,272,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2015 to determine the calendar year amounts to be included on their 2014 tax returns.

36

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income, using actual prior-year figures and estimates for 2014. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: Global ex-U.S. Real Estate Index Fund Investor Shares
Periods Ended October 31, 2014

		Since
	One	Inception
	Year	(11/1/2010)
Returns Before Taxes	1.91%	6.74%
Returns After Taxes on Distributions	0.28	5.51
Returns After Taxes on Distributions and Sale of Fund Shares	1.25	4.80

Vanguard fund returns are adjusted to reflect the 0.25% fee on purchases and redemptions.

37

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

38

Six Months Ended October 31, 2014
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Global ex-U.S. Real Estate Index Fund	4/30/2014	10/31/2014	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,038.62	$1.85
Admiral Shares	1,000.00	1,039.39	1.23
Institutional Shares	1,000.00	1,039.28	1.13
ETF Shares	1,000.00	1,039.09	1.23
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.39	$1.84
Admiral Shares	1,000.00	1,024.00	1.22
Institutional Shares	1,000.00	1,024.10	1.12
ETF Shares	1,000.00	1,024.00	1.22
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.36% for Investor Shares, 0.24% for Admiral Shares, 0.22% for Institutional Shares, and 0.24% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

39

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments. This yield may include some payments that represent a return of capital, capital gains distributions, or both by the underlying stocks.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

40

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

41

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 177 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee1	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital.
F. William McNabb III
Born 1957. Trustee Since July 2009. Chairman of the	Amy Gutmann
Board. Principal Occupation(s) During the Past Five	Born 1949. Trustee Since June 2006. Principal
Years: Chairman of the Board of The Vanguard Group,	Occupation(s) During the Past Five Years: President of
Inc., and of each of the investment companies served	the University of Pennsylvania; Christopher H. Browne
by The Vanguard Group, since January 2010; Director	Distinguished Professor of Political Science, School of
of The Vanguard Group since 2008; Chief Executive	Arts and Sciences, and Professor of Communication,
Officer and President of The Vanguard Group, and of	Annenberg School for Communication, with secondary
each of the investment companies served by The	faculty appointments in the Department of Philosophy,
Vanguard Group, since 2008; Director of Vanguard	School of Arts and Sciences, and at the Graduate
Marketing Corporation; Managing Director of The	School of Education, University of Pennsylvania;
Vanguard Group (1995–2008).	Trustee of the National Constitution Center; Chair
of the Presidential Commission for the Study of
IndependentTrustees	Bioethical Issues.

Emerson U. Fullwood	JoAnn Heffernan Heisen
Born 1948. Trustee Since January 2008. Principal	Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Executive	Occupation(s) During the Past Five Years: Corporate
Chief Staff and Marketing Officer for North America	Vice President and Chief Global Diversity Officer
and Corporate Vice President (retired 2008) of Xerox	(retired 2008) and Member of the Executive
Corporation (document management products and	Committee (1997–2008) of Johnson & Johnson
services); Executive in Residence and 2009–2010	(pharmaceuticals/medical devices/consumer
Distinguished Minett Professor at the Rochester	products); Director of Skytop Lodge Corporation
Institute of Technology; Director of SPX Corporation	(hotels), the University Medical Center at Princeton,
(multi-industry manufacturing), the United Way of	the Robert Wood Johnson Foundation, and the Center
Rochester, Amerigroup Corporation (managed health	for Talent Innovation; Member of the Advisory Board
care), the University of Rochester Medical Center,	of the Maxwell School of Citizenship and Public Affairs
Monroe Community College Foundation, and North	at Syracuse University.
Carolina A&T University.
F. Joseph Loughrey
Rajiv L. Gupta	Born 1949. Trustee Since October 2009. Principal
Born 1945. Trustee Since December 2001.2	Occupation(s) During the Past Five Years: President
Principal Occupation(s) During the Past Five Years:	and Chief Operating Officer (retired 2009) of Cummins
Chairman and Chief Executive Officer (retired 2009)	Inc. (industrial machinery); Chairman of the Board
and President (2006–2008) of Rohm and Haas Co.	of Hillenbrand, Inc. (specialized consumer services),
(chemicals); Director of Tyco International, Ltd.	and of Oxfam America; Director of SKF AB (industrial
(diversified manufacturing and services), Hewlett-	machinery), Hyster-Yale Materials Handling, Inc.
Packard Co. (electronic computer manufacturing),	(forklift trucks), the Lumina Foundation for Education,

and the V Foundation for Cancer Research; Member	Executive Officers
of the Advisory Council for the College of Arts and
Letters and of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies, both at the	Born 1967. Controller Since July 2010. Principal
University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer (retired 2013)
at IBM (information technology services); Fiduciary	Thomas J. Higgins
Member of IBM’s Retirement Plan Committee (2004–	Born 1957. Chief Financial Officer Since September
2013); Member of the Council on Chicago Booth.	2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Scott C. Malpass	Financial Officer of each of the investment companies
Born 1962. Trustee Since March 2012. Principal	served by The Vanguard Group; Treasurer of each of
Occupation(s) During the Past Five Years: Chief	the investment companies served by The Vanguard
Investment Officer and Vice President at the University	Group (1998–2008).
of Notre Dame; Assistant Professor of Finance at the
Mendoza College of Business at Notre Dame; Member	Kathryn J. Hyatt
of the Notre Dame 403(b) Investment Committee;	Born 1955. Treasurer Since November 2008. Principal
Board Member of TIFF Advisory Services, Inc.	Occupation(s) During the Past Five Years: Principal of
(investment advisor); Member of the Investment	The Vanguard Group, Inc.; Treasurer of each of the
Advisory Committees of the Financial Industry	investment companies served by The Vanguard
Regulatory Authority (FINRA) and of Major League	Group; Assistant Treasurer of each of the investment
Baseball.	companies served by The Vanguard Group (1988–2008).

André F. Perold	Heidi Stam
Born 1952. Trustee Since December 2004. Principal	Born 1956. Secretary Since July 2005. Principal
Occupation(s) During the Past Five Years: George	Occupation(s) During the Past Five Years: Managing
Gund Professor of Finance and Banking, Emeritus	Director of The Vanguard Group, Inc.; General Counsel
at the Harvard Business School (retired 2011);	of The Vanguard Group; Secretary of The Vanguard
Chief Investment Officer and Managing Partner of	Group and of each of the investment companies
HighVista Strategies LLC (private investment firm);	served by The Vanguard Group; Director and Senior
Director of Rand Merchant Bank; Overseer of the	Vice President of Vanguard Marketing Corporation.
Museum of Fine Arts Boston.
Vanguard Senior ManagementTeam
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Mortimer J. Buckley	Chris D. McIsaac
Occupation(s) During the Past Five Years: Chairman,	Kathleen C. Gubanich	Michael S. Miller
President, and Chief Executive Officer of NACCO	Paul A. Heller	James M. Norris
Industries, Inc. (housewares/lignite), and of Hyster-	Martha G. King	Glenn W. Reed
Yale Materials Handling, Inc. (forklift trucks); Chairman	John T. Marcante
of the Board of University Hospitals of Cleveland.
Chairman Emeritus and Senior Advisor
Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal	John J. Brennan
Occupation(s) During the Past Five Years: President	Chairman, 1996–2009
and Chief Operating Officer (retired 2010) of Corning	Chief Executive Officer and President, 1996–2008
Incorporated (communications equipment); Trustee of
Colby-Sawyer College; Member of the Advisory Board	Founder
of the Norris Cotton Cancer Center and of the Advisory
Board of the Parthenon Group (strategy consulting).	John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	S&P® and S&P 500® are registered trademarks of
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Text Telephone for People	purposes by Vanguard. The S&P Index is a product of
Who Are Deaf or Hard of Hearing> 800-749-7273	S&P Dow Jones Indices LLC and has been licensed for
use by Vanguard. The Vanguard funds are not
This material may be used in conjunction	sponsored, endorsed, sold, or promoted by S&P Dow
with the offering of shares of any Vanguard	Jones Indices LLC, Dow Jones, S&P, or their respective
fund only if preceded or accompanied by	affiliates, and none of S&P Dow Jones Indices LLC,
Dow Jones, S&P, nor their respective affiliates makes
the fund’s current prospectus.	any representation regarding the advisability of
All comparative mutual fund data are from Lipper, a	investing in such products.
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2014 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q7380 122014

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Rajiv L. Gupta, Amy Gutmann, JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, Scott C. Malpass, André F. Perold, and Alfred M. Rankin, Jr.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended October 31, 2014: $296,000
Fiscal Year Ended October 31, 2013: $268,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended October 31, 2014: $6,605,127
Fiscal Year Ended October 31, 2013: $5,714,113

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc. and Vanguard Marketing Corporation.

(b) Audit-Related Fees.

Fiscal Year Ended October 31, 2014: $2,176,479
Fiscal Year Ended October 31, 2013: $1,552,950

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c) Tax Fees.

Fiscal Year Ended October 31, 2014: $316,869
Fiscal Year Ended October 31, 2013: $110,000

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d) All Other Fees.

Fiscal Year Ended October 31, 2014: $198,163
Fiscal Year Ended October 31, 2013: $132,000

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended October 31, 2014: $515,032
Fiscal Year Ended October 31, 2013: $242,000

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Emerson U. Fullwood, Rajiv L. Gupta, Amy Gutmann, JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, Scott C. Malpass, André F. Perold, Alfred M. Rankin, Jr., and Peter F. Volanakis.

Item 6: Investments.

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)[1]
Austria (0.3%)
Erste Group Bank AG	613,843	15,676
OMV AG	297,901	9,378
Voestalpine AG	229,595	9,196
ANDRITZ AG	149,155	7,208
* IMMOFINANZ AG	1,815,243	5,493
Raiffeisen Bank International AG	221,451	4,753
Vienna Insurance Group AG Wiener Versicherung Gruppe	78,795	3,792
^ Verbund AG	138,760	2,809
Strabag SE	37,291	808
Telekom Austria AG	98,352	737
		59,850
Belgium (1.9%)
Anheuser-Busch InBev NV	1,633,510	181,033
* KBC Groep NV	557,987	29,966
UCB SA	249,616	20,167
Solvay SA Class A	115,157	15,710
Delhaize Group SA	215,711	14,759
Ageas	427,223	14,278
Groupe Bruxelles Lambert SA	158,095	14,130
Belgacom SA	299,977	11,326
Umicore SA	220,107	8,623
RTL Group SA	80,289	7,505
Colruyt SA	139,324	6,351
* Telenet Group Holding NV	105,394	5,966
		329,814
Denmark (2.5%)
Novo Nordisk A/S Class B	3,990,306	180,343
Danske Bank A/S	1,584,384	43,501
AP Moeller - Maersk A/S Class B	13,502	31,509
Novozymes A/S	473,474	21,950
AP Moeller - Maersk A/S Class A	9,542	21,708
Pandora A/S	254,567	21,434
Carlsberg A/S Class B	214,007	18,846
Coloplast A/S Class B	197,857	17,241
* Vestas Wind Systems A/S	463,498	15,541
TDC A/S	1,688,309	12,888
DSV A/S	325,556	9,742
* Jyske Bank A/S	161,859	8,728
Chr Hansen Holding A/S	188,673	7,596
* ISS A/S	217,360	6,067
Tryg A/S	42,648	4,615
* William Demant Holding A/S	53,955	4,091
H Lundbeck A/S	137,746	2,927
Rockwool International A/S Class B	14,982	2,182
		430,909
Finland (1.4%)
Nokia Oyj	7,619,993	63,668
Sampo Oyj Class A	966,063	46,282
^ Kone Oyj Class B	779,984	33,569
Fortum Oyj	916,838	21,267
UPM-Kymmene Oyj	1,105,546	17,523
Wartsila OYJ Abp	321,164	14,889
Stora Enso Oyj	1,126,871	9,306
Metso Oyj	266,520	8,702
Nokian Renkaat Oyj	268,407	7,587
Orion Oyj Class B	214,779	7,286
Kesko Oyj Class B	154,270	5,855
Neste Oil Oyj	254,381	5,503
		241,437
France (13.9%)
Total SA	4,169,247	248,797

1

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
Sanofi	2,344,626	217,180
BNP Paribas SA	2,000,671	126,162
Schneider Electric SE	1,140,769	90,308
AXA SA	3,887,396	89,821
LVMH Moet Hennessy Louis Vuitton SA	512,049	87,064
Air Liquide SA	702,861	84,905
Danone SA	1,143,517	77,729
L'Oreal SA	487,709	76,637
GDF Suez	2,940,031	71,371
Societe Generale SA	1,465,545	70,907
Airbus Group NV	1,128,644	67,568
Vivendi SA	2,604,145	63,710
Orange SA	3,679,151	58,549
Vinci SA	977,333	55,927
Pernod Ricard SA	400,410	45,669
Essilor International SA	409,937	45,323
Cie de St-Gobain	937,696	40,329
Carrefour SA	1,198,033	35,117
Safran SA	546,786	34,713
Cie Generale des Etablissements Michelin	385,398	33,516
Credit Agricole SA	2,127,529	31,594
Legrand SA	555,502	29,925
Kering	153,866	29,755
Publicis Groupe SA	407,271	28,264
Renault SA	377,279	28,104
Lafarge SA	374,932	26,078
SES SA	616,583	21,294
Cap Gemini SA	295,674	19,476
Christian Dior SA	104,092	18,449
Sodexo	188,279	18,158
Valeo SA	161,273	18,127
* Alcatel-Lucent	5,772,755	17,756
Dassault Systemes	270,665	17,172
Technip SA	220,952	16,026
* Alstom SA	437,393	15,248
Electricite de France SA	514,228	15,203
Accor SA	356,039	14,976
Veolia Environnement SA	867,274	14,519
Bouygues SA	387,670	13,423
Casino Guichard Perrachon SA	123,335	12,678
Natixis SA	1,836,828	12,656
Groupe Eurotunnel SA	942,405	11,912
Zodiac Aerospace	380,342	11,608
Edenred	413,901	11,482
Eutelsat Communications SA	328,985	10,683
AtoS	152,755	10,564
Iliad SA	48,137	10,526
Thales SA	210,577	10,474
Bureau Veritas SA	421,662	10,449
Aeroports de Paris	86,287	10,208
Rexel SA	601,602	10,120
Gecina SA	72,344	9,808
* Peugeot SA	765,736	9,116
Suez Environnement Co.	529,438	8,924
SCOR SE	287,550	8,822
Klepierre	201,943	8,735
STMicroelectronics NV	1,287,490	8,616
Vallourec SA	225,049	8,287
Societe BIC SA	58,849	7,337
Arkema SA	116,588	7,210
Fonciere Des Regions	72,367	6,661
Wendel SA	60,065	6,627
CNP Assurances	347,835	6,505
Eurazeo SA	88,926	5,950

2

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
	ICADE	72,176	5,744
	Lagardere SCA	224,864	5,489
	Imerys SA	71,904	5,160
^	Bollore SA	10,307	4,904
	Hermes International	15,461	4,792
	Eiffage SA	83,639	4,449
	SEB SA	53,204	4,354
	JCDecaux SA	131,089	4,353
	Ipsen SA	77,652	3,817
^	Remy Cointreau SA	51,298	3,656
	Societe Television Francaise 1	238,316	3,549
	Euler Hermes Group	29,711	2,913
*,^	Numericable Group SA	73,292	2,711
	BioMerieux	24,735	2,610
*,^	Air France-KLM	292,579	2,478
*	Numericable Group SA Rights Exp. 11/12/2014	73,292	2,173
			2,413,959
Germany (13.2%)
	Bayer AG	1,694,823	241,065
	Siemens AG	1,622,006	182,845
	BASF SE	1,894,672	166,887
	Daimler AG	1,957,707	152,177
	Allianz SE	930,172	147,759
	SAP SE	1,830,156	124,432
	Deutsche Telekom AG	6,393,833	96,382
	Deutsche Bank AG	2,839,303	88,590
	Bayerische Motoren Werke AG	661,640	70,790
	Linde AG	377,937	69,708
	Volkswagen AG Preference Shares	313,294	66,812
	E.ON SE	3,821,280	65,743
	Muenchener Rueckversicherungs-Gesellschaft AG	312,975	61,524
	Deutsche Post AG	1,939,970	60,940
	Continental AG	221,604	43,506
	Fresenius SE & Co. KGaA	805,873	41,483
	RWE AG	1,002,595	35,497
	Henkel AG & Co. KGaA Preference Shares	357,034	35,256
	Fresenius Medical Care AG & Co. KGaA	441,647	32,398
	adidas AG	425,063	30,949
*	Commerzbank AG	1,925,611	29,010
	Deutsche Boerse AG	386,099	26,361
	Porsche Automobil Holding SE Preference Shares	315,041	25,813
	Merck KGaA	266,285	24,058
	Infineon Technologies AG	2,257,960	21,907
	Henkel AG & Co. KGaA	238,251	21,654
*	ThyssenKrupp AG	868,007	20,850
	HeidelbergCement AG	288,756	19,667
	ProSiebenSat.1 Media AG	449,750	18,143
	Beiersdorf AG	205,168	16,607
	GEA Group AG	357,634	16,464
	Brenntag AG	320,282	15,510
	Symrise AG	261,110	14,691
	Deutsche Wohnen AG	615,803	13,873
	Volkswagen AG	63,321	13,474
	HUGO BOSS AG	88,466	11,741
	K&S AG	403,917	11,264
*	QIAGEN NV	479,233	11,252
	Hannover Rueck SE	123,515	10,301
	LANXESS AG	189,434	9,851
	MTU Aero Engines AG	103,986	9,108
	United Internet AG	229,169	8,965
*	METRO AG	266,802	8,506
	Wirecard AG	230,802	8,256
	MAN SE	71,470	8,140
*	Sky Deutschland AG	937,209	7,912

3

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
	Deutsche Lufthansa AG	463,763	6,850
	Telefonica Deutschland Holding AG	1,238,556	6,087
	TUI AG	386,327	5,905
*	Kabel Deutschland Holding AG	43,500	5,891
*	OSRAM Licht AG	164,581	5,776
	Fuchs Petrolub SE Preference Shares	141,239	5,484
	Bilfinger SE	80,630	5,206
	Evonik Industries AG	148,340	4,954
	Axel Springer SE	85,989	4,726
	Fraport AG Frankfurt Airport Services Worldwide	65,281	4,038
	Wacker Chemie AG	31,381	3,790
	Fielmann AG	56,909	3,712
	HOCHTIEF AG	46,197	3,418
	Fuchs Petrolub SE	80,492	2,951
	Celesio AG	88,415	2,914
	Talanx AG	88,932	2,868
	Software AG	98,219	2,468
^	Suedzucker AG	157,766	2,194
	Puma SE	6,037	1,267
			2,298,620
Greece (0.2%)
*	National Bank of Greece SA	3,206,821	7,730
*	Piraeus Bank SA	4,250,391	6,188
*	Hellenic Telecommunications Organization SA	491,525	5,554
	OPAP SA	444,407	5,397
*	Alpha Bank AE	8,085,825	5,275
			30,144
Ireland (0.4%)
*	Bank of Ireland	54,213,600	21,324
	Kerry Group plc Class A	290,441	19,743
*	Ryanair Holdings plc ADR	303,007	16,829
	Smurfit Kappa Group plc	478,663	9,888
*	Ryanair Holdings plc	36,593	349
*,^	Irish Bank Resolution Corp. Ltd.	2,503,596	—
			68,133
Italy (3.7%)
	Eni SPA	5,022,497	106,967
	Intesa Sanpaolo SPA (Registered)	23,909,775	70,190
	Enel SPA	13,321,673	68,033
	UniCredit SPA	9,204,333	66,561
	Assicurazioni Generali SPA	2,579,917	52,882
*	Telecom Italia SPA (Registered)	22,013,771	24,869
	Snam SPA	4,338,872	23,464
	Atlantia SPA	831,864	19,583
*,^	Fiat Chrysler Automobiles NV	1,735,031	19,362
	Tenaris SA	967,607	19,146
	Luxottica Group SPA	354,741	18,052
	Terna Rete Elettrica Nazionale SPA	3,046,431	15,358
	CNH Industrial NV	1,871,067	15,254
	Unione di Banche Italiane SCpA	1,831,728	14,364
	Banco Popolare SC	758,318	10,993
	Telecom Italia SPA (Bearer)	11,819,423	10,567
*	Mediobanca SPA	1,094,549	9,646
	Pirelli & C. SPA	703,257	9,418
	Exor SPA	187,055	8,156
	Enel Green Power SPA	3,280,969	8,064
*	Saipem SPA	506,546	7,947
^	Banca Monte dei Paschi di Siena SPA	9,345,013	7,112
	Prysmian SPA	398,275	6,897
*	Finmeccanica SPA	755,014	6,816
	UnipolSai SPA	1,884,645	5,062
*	Mediaset SPA	1,407,078	4,706
	Davide Campari-Milano SPA	522,373	3,757

4

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
^	GTECH SPA	148,316	3,455
	Mediolanum SPA	504,011	3,394
	Salvatore Ferragamo SPA	111,453	2,634
	UnipolSai SPA B	891,513	2,382
	Buzzi Unicem SPA	171,437	2,318
	Parmalat SPA	503,473	1,513
			648,922
Netherlands (4.3%)
	Unilever NV	3,196,614	124,111
*	ING Groep NV	7,916,265	113,757
	ASML Holding NV	682,488	68,101
	Koninklijke Philips NV	1,908,336	53,379
	Unibail-Rodamco SE	198,244	50,858
	Heineken NV	448,560	33,514
	Akzo Nobel NV	497,636	33,127
	Aegon NV	3,891,870	31,720
	Reed Elsevier NV	1,270,952	29,286
	Koninklijke Ahold NV	1,682,544	28,155
	ArcelorMittal	2,040,701	26,751
	Koninklijke DSM NV	365,383	22,909
	Koninklijke KPN NV	6,253,336	20,535
	Wolters Kluwer NV	586,105	15,655
*	Ziggo NV	292,708	14,316
	Heineken Holding NV	196,988	12,764
^	Gemalto NV	163,024	12,470
*	Altice SA	177,216	11,044
	Randstad Holding NV	221,974	9,804
	Boskalis Westminster NV	169,781	9,060
	Corio NV	148,681	7,240
	Koninklijke Vopak NV	134,042	6,720
*,^	OCI NV	188,797	6,586
	TNT Express NV	898,558	5,223
*	SBM Offshore NV	387,369	4,857
	Fugro NV	163,842	2,268
			754,210
Norway (1.2%)
	Statoil ASA	1,951,573	44,604
	DNB ASA	2,204,825	40,489
	Telenor ASA	1,435,527	32,260
^	Seadrill Ltd.	716,094	16,238
	Yara International ASA	345,330	15,894
	Norsk Hydro ASA	2,745,093	15,352
	Orkla ASA	1,556,758	11,904
	Schibsted ASA	173,361	9,179
	Marine Harvest ASA	617,692	8,756
^	Gjensidige Forsikring ASA	354,627	6,440
	Subsea 7 SA	574,930	6,209
*,2	Aker Solutions ASA	336,691	2,181
^	Akastor ASA	336,691	1,161
			210,667
Portugal (0.3%)
	EDP - Energias de Portugal SA	5,090,912	21,948
	Galp Energia SGPS SA	784,528	11,404
*	Banco Comercial Portugues SA	80,966,361	9,156
	Jeronimo Martins SGPS SA	509,563	4,466
	EDP Renovaveis SA	419,581	2,733
^	Portugal Telecom SGPS SA	958,404	1,572
*	Banco Espirito Santo SA	8,371,877	210
			51,489
Spain (5.3%)
*	Banco Santander SA	24,509,035	216,245
	Banco Bilbao Vizcaya Argentaria SA	12,010,980	134,299
	Telefonica SA	8,126,753	122,211

5

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
	Iberdrola SA	10,542,158	74,578
*	Inditex SA	2,162,068	60,884
	Repsol SA	2,134,129	47,734
	Amadeus IT Holding SA	877,252	32,275
*	CaixaBank SA	4,134,199	22,594
	Banco de Sabadell SA	7,084,250	20,482
	Red Electrica Corp. SA	222,419	19,441
*	Banco Popular Espanol SA	3,288,408	18,867
	Gas Natural SDG SA	645,141	18,640
*	Bankia SA	9,439,625	16,910
	Ferrovial SA	793,608	16,238
	Abertis Infraestructuras SA	770,311	16,049
	Grifols SA	346,068	14,099
	Enagas SA	401,035	13,468
*	ACS Actividades de Construccion y Servicios SA	346,548	12,861
	Bankinter SA	1,488,841	12,308
	Mapfre SA	2,103,279	7,218
	Distribuidora Internacional de Alimentacion SA	1,120,270	7,124
*	Mediaset Espana Comunicacion SA	483,548	6,066
	Zardoya Otis SA	399,249	4,654
*	Acerinox SA	267,141	3,969
*,^	Acciona SA	52,753	3,686
^	Endesa SA	181,207	3,533
	Corp Financiera Alba SA	34,671	1,910
			928,343
Sweden (4.7%)
	Nordea Bank AB	6,508,478	83,467
	Hennes & Mauritz AB Class B	1,952,025	77,720
	Telefonaktiebolaget LM Ericsson Class B	6,073,737	71,818
	Swedbank AB Class A	2,159,168	57,105
	Svenska Handelsbanken AB Class A	983,304	46,886
	Skandinaviska Enskilda Banken AB Class A	2,957,154	37,946
	Atlas Copco AB Class A	1,264,604	36,539
	Volvo AB Class B	3,121,540	36,037
	Assa Abloy AB Class B	638,586	33,961
	Investor AB Class B	915,431	32,752
	TeliaSonera AB	4,518,809	31,325
	Svenska Cellulosa AB SCA Class B	1,201,507	26,934
	Sandvik AB	2,220,454	24,415
	Atlas Copco AB Class B	792,308	20,944
	Hexagon AB Class B	529,119	17,806
	SKF AB	837,881	16,818
	Skanska AB Class B	714,354	14,588
	Alfa Laval AB	657,355	13,526
	Investment AB Kinnevik	420,433	13,335
	Electrolux AB Class B	452,941	12,943
	Swedish Match AB	397,660	12,930
	Boliden AB	584,492	9,677
	Getinge AB	375,093	8,699
	Trelleborg AB Class B	505,919	8,639
	Tele2 AB	652,701	8,281
	Elekta AB Class B	756,251	7,727
	Securitas AB Class B	684,448	7,577
	Industrivarden AB Class A	393,047	7,266
^	Meda AB Class A	491,160	6,466
*	Lundin Petroleum AB	431,063	6,112
	Industrivarden AB	344,263	6,019
	Husqvarna AB	753,135	5,599
	Modern Times Group MTG AB Class B	116,775	3,606
	Holmen AB	103,887	3,433
	Ratos AB	353,714	2,375
	Melker Schorling AB	10,788	511
			811,782

6

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
Switzerland (14.1%)
Nestle SA	6,533,243	478,304
Novartis AG	4,779,180	443,240
Roche Holding AG	1,441,975	425,897
UBS AG	7,217,278	125,437
ABB Ltd.	4,723,793	103,589
Zurich Insurance Group AG	300,436	90,926
Cie Financiere Richemont SA	1,044,372	87,995
Credit Suisse Group AG	3,291,134	87,665
Syngenta AG	186,758	57,879
Swiss Re AG	712,187	57,596
Holcim Ltd.	474,820	33,669
Givaudan SA	18,469	30,817
Swatch Group AG (Bearer)	61,011	28,925
Swisscom AG	46,704	27,528
Geberit AG	76,106	25,968
Adecco SA	345,909	23,437
Actelion Ltd.	193,905	23,020
SGS SA	10,141	22,284
^ Transocean Ltd.	714,256	21,290
Julius Baer Group Ltd.	451,397	19,777
Sonova Holding AG	105,840	16,507
Sika AG	4,466	15,959
Aryzta AG	171,998	14,632
Kuehne & Nagel International AG	106,327	13,854
Swiss Life Holding AG	59,545	13,664
Schindler Holding AG	94,157	13,175
Chocoladefabriken Lindt & Sprungli AG (Regular Shares)	218	13,072
Baloise Holding AG	101,540	12,782
Lonza Group AG	109,787	12,110
* Dufry AG	70,520	10,151
Chocoladefabriken Lindt & Sprungli AG (Participation Certificates)	2,012	10,095
Clariant AG	544,477	9,499
Partners Group Holding AG	34,876	9,279
Swatch Group AG (Registered)	107,108	9,054
Galenica AG	9,991	8,546
Swiss Prime Site AG	103,651	7,875
PSP Swiss Property AG	80,129	6,874
Schindler Holding AG (Registered)	45,348	6,139
Sulzer AG	51,507	5,865
EMS-Chemie Holding AG	14,037	5,053
Pargesa Holding SA	64,790	5,039
GAM Holding AG	289,875	4,947
DKSH Holding AG	50,696	3,747
Barry Callebaut AG	3,483	3,648
Banque Cantonale Vaudoise	5,726	3,067
		2,449,876
United Kingdom (32.5%)
HSBC Holdings plc	39,136,800	400,637
BP plc	37,876,588	272,881
Royal Dutch Shell plc Class A	6,364,975	227,923
GlaxoSmithKline plc	9,977,760	226,188
British American Tobacco plc	3,825,188	217,262
AstraZeneca plc	2,589,948	188,575
Royal Dutch Shell plc Class B	5,032,934	186,719
Vodafone Group plc	54,524,170	181,177
Diageo plc	5,168,998	152,138
* Lloyds Banking Group plc	110,933,371	137,080
Barclays plc	33,646,789	128,975
Rio Tinto plc	2,560,616	122,295
Prudential plc	5,236,232	121,004
BG Group plc	6,989,287	116,482
National Grid plc	7,730,939	114,621
BHP Billiton plc	4,385,395	113,544

7

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
Glencore plc	21,901,952	112,298
Reckitt Benckiser Group plc	1,322,849	111,200
SABMiller plc	1,940,484	109,600
Unilever plc	2,475,186	99,607
BT Group plc	16,685,450	98,202
Imperial Tobacco Group plc	1,974,173	85,718
Shire plc	1,206,365	80,310
Standard Chartered plc	4,153,272	62,516
Royal Dutch Shell plc Class A (Amsterdam Shares)	1,712,537	61,384
Anglo American plc London Shares	2,676,949	56,476
* Compass Group plc	3,478,887	56,056
WPP plc	2,722,576	53,141
Rolls-Royce Holdings plc	3,834,145	51,802
SSE plc	2,001,090	51,217
Aviva plc	6,044,461	50,436
Centrica plc	10,329,970	50,042
BAE Systems plc	6,491,384	47,697
Tesco plc	16,660,914	46,336
Legal & General Group plc	12,191,971	45,105
ARM Holdings plc	2,867,924	40,608
Reed Elsevier plc	2,351,052	38,671
Associated British Foods plc	713,370	31,481
Next plc	302,563	31,232
Pearson plc	1,663,152	31,157
Old Mutual plc	10,016,728	31,058
Smith & Nephew plc	1,832,065	31,027
Standard Life plc	4,895,287	30,882
Experian plc	2,033,974	30,569
British Sky Broadcasting Group plc	2,145,107	30,421
Land Securities Group plc	1,628,451	28,871
Wolseley plc	542,504	28,829
* Royal Bank of Scotland Group plc	4,377,433	27,211
Whitbread plc	370,031	25,854
CRH plc (XDUB)	1,135,535	25,214
ITV plc	7,700,463	25,053
British Land Co. plc	2,093,537	24,428
Capita plc	1,344,627	23,628
Kingfisher plc	4,854,830	23,528
Burberry Group plc	907,962	22,268
Marks & Spencer Group plc	3,375,444	21,994
Johnson Matthey plc	418,084	19,924
United Utilities Group plc	1,396,528	19,119
Bunzl plc	679,448	18,448
InterContinental Hotels Group plc	484,794	18,394
Babcock International Group plc	1,035,831	18,179
Ashtead Group plc	1,030,503	17,256
GKN plc	3,334,824	17,007
* RSA Insurance Group plc	2,060,098	15,942
Weir Group plc	435,526	15,928
London Stock Exchange Group plc	491,207	15,851
Hammerson plc	1,610,052	15,810
Severn Trent plc	492,223	15,738
Carnival plc	381,051	15,194
Smiths Group plc	799,312	14,916
Persimmon plc	635,378	14,882
Tullow Oil plc	1,860,102	14,479
Friends Life Group Ltd.	2,795,213	14,472
Intertek Group plc	330,445	14,404
Aberdeen Asset Management plc	2,022,336	14,056
Direct Line Insurance Group plc	3,088,069	13,651
* International Consolidated Airlines Group SA (London Shares)	2,070,688	13,588
Barratt Developments plc	2,019,597	13,551
Sage Group plc	2,227,301	13,475
Travis Perkins plc	504,028	13,341

8

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
	G4S plc	3,197,378	13,078
	Mondi plc	747,554	12,619
	3i Group plc	1,979,501	12,584
	Taylor Wimpey plc	6,633,009	12,580
	St. James's Place plc	1,053,029	12,567
	Aggreko plc	488,987	11,924
	Meggitt plc	1,642,532	11,865
^	J Sainsbury plc	2,900,850	11,410
	WM Morrison Supermarkets plc	4,435,216	10,991
	IMI plc	559,920	10,962
	Randgold Resources Ltd.	187,422	10,956
	Cobham plc	2,334,141	10,876
	Rexam plc	1,426,362	10,870
	easyJet plc	445,400	10,714
	Intu Properties plc	1,886,386	10,285
	William Hill plc	1,776,500	10,255
	Provident Financial plc	299,441	10,182
	AMEC plc	608,749	10,149
	Croda International plc	275,718	10,134
	DCC plc	177,287	9,925
	Informa plc	1,246,720	9,606
	Inmarsat plc	871,990	9,567
	Investec plc	1,042,538	9,557
	Berkeley Group Holdings plc	258,936	9,458
	Tate & Lyle plc	959,359	9,307
	Segro plc	1,519,928	9,256
	Melrose Industries plc	2,234,610	9,168
	Royal Mail plc	1,288,400	9,100
	Schroders plc	235,371	9,092
	Petrofac Ltd.	526,991	8,954
	Coca-Cola HBC AG	405,156	8,815
	Admiral Group plc	403,551	8,622
	Hikma Pharmaceuticals plc	275,852	8,374
	Antofagasta plc	727,600	8,192
	CRH plc (XLON)	366,859	8,145
	Drax Group plc	822,823	7,833
	John Wood Group plc	734,320	7,797
	ICAP plc	1,105,101	7,412
	Rentokil Initial plc	3,708,682	7,318
	Hargreaves Lansdown plc	455,507	7,254
	Daily Mail & General Trust plc	541,561	6,862
	TUI Travel plc	1,024,389	6,542
2	Merlin Entertainments plc	1,022,742	5,775
*	Sports Direct International plc	521,605	5,387
	Serco Group plc	1,113,449	5,309
	TalkTalk Telecom Group plc	1,076,003	5,172
*,^	Polyus Gold International Ltd.	1,355,199	4,058
^	Ashmore Group plc	792,997	4,046
	Fresnillo plc	348,400	3,892
	Polymetal International plc	399,114	3,293
	Vedanta Resources plc	203,431	2,682
			5,669,004
Total Common Stocks (Cost $20,131,391)			17,397,159

9

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2014

					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (0.8%)[1]
Money Market Fund (0.7%)
3,4	Vanguard Market Liquidity Fund	0.114%		128,518,000	128,518

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
5	Federal Home Loan Bank Discount Notes	0.072%	11/21/14	1,000	1,000
5	Federal Home Loan Bank Discount Notes	0.073%	11/26/14	2,000	2,000
5,6,7	Federal Home Loan Bank Discount Notes	0.074%	12/5/14	5,200	5,199
6,7,8	Freddie Mac Discount Notes	0.070%	12/8/14	4,000	4,000
					12,199
Total Temporary Cash Investments (Cost $140,716)					140,717
Total Investments (100.7%) (Cost $20,272,107)					17,537,876
Other Assets and Liabilities—Net (-0.7%)[4]					(125,701)
Net Assets (100%)					17,412,175

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $118,686,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.8%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2014, the aggregate value of these securities was $7,956,000.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $128,517,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $600,000 have been segregated as initial margin for open futures contracts.
7 Securities with a value of $1,287,000 have been segregated as collateral for open forward currency contracts.
8 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
ADR—American Depositary Receipt.

10

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)[1]
Australia (19.7%)
Commonwealth Bank of Australia	1,620,742	115,275
BHP Billiton Ltd.	3,231,640	96,457
Westpac Banking Corp.	3,101,391	95,360
Australia & New Zealand Banking Group Ltd.	2,775,807	82,151
National Australia Bank Ltd.	2,382,469	73,630
Wesfarmers Ltd.	1,146,801	44,717
Woolworths Ltd.	1,233,703	39,186
CSL Ltd.	514,997	36,461
Woodside Petroleum Ltd.	721,530	25,562
Rio Tinto Ltd.	438,388	23,392
Telstra Corp. Ltd.	4,407,850	21,889
Suncorp Group Ltd.	1,300,694	16,825
* Scentre Group	5,266,627	16,477
Macquarie Group Ltd.	292,600	15,816
AMP Ltd.	2,944,253	15,223
Origin Energy Ltd.	1,094,202	13,786
QBE Insurance Group Ltd.	1,352,144	13,762
* Westfield Corp.	1,946,081	13,638
Insurance Australia Group Ltd.	2,308,928	13,293
Brambles Ltd.	1,559,945	13,139
Transurban Group	1,807,792	12,992
Amcor Ltd.	1,212,195	12,544
Santos Ltd.	965,388	11,002
Oil Search Ltd.	1,163,835	8,878
Stockland	2,329,239	8,742
Aurizon Holdings Ltd.	2,058,864	8,517
Goodman Group	1,732,412	8,486
AGL Energy Ltd.	664,511	7,960
Lend Lease Group	545,036	7,537
Orica Ltd.	368,714	6,721
Sonic Healthcare Ltd.	400,306	6,603
GPT Group	1,779,676	6,470
Dexus Property Group	5,831,006	6,235
ASX Ltd.	195,157	6,199
Ramsay Health Care Ltd.	129,829	5,990
Mirvac Group	3,679,821	5,831
* Newcrest Mining Ltd.	725,462	5,790
APA Group	820,133	5,698
Asciano Ltd.	979,300	5,422
Computershare Ltd.	499,966	5,421
Fortescue Metals Group Ltd.	1,626,536	5,046
Seek Ltd.	341,560	5,007
Crown Resorts Ltd.	383,468	4,905
James Hardie Industries plc	439,635	4,828
Bendigo & Adelaide Bank Ltd.	435,636	4,787
Coca-Cola Amatil Ltd.	537,765	4,339
Tatts Group Ltd.	1,388,279	4,252
Incitec Pivot Ltd.	1,630,956	4,199
Novion Property Group	2,240,970	4,155
Sydney Airport	1,040,420	4,048
Bank of Queensland Ltd.	350,045	3,900
Caltex Australia Ltd.	137,310	3,766
Cochlear Ltd.	57,901	3,754
Challenger Ltd.	590,063	3,620
* Alumina Ltd.	2,442,399	3,529
Aristocrat Leisure Ltd.	620,825	3,514
Federation Centres	1,452,385	3,490
Boral Ltd.	777,635	3,445
Toll Holdings Ltd.	684,721	3,429
Echo Entertainment Group Ltd.	822,765	2,853
Iluka Resources Ltd.	419,627	2,780

11

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
	Ansell Ltd.	153,115	2,690
	Treasury Wine Estates Ltd.	653,027	2,680
	Tabcorp Holdings Ltd.	741,986	2,665
	WorleyParsons Ltd.	218,017	2,613
*	BlueScope Steel Ltd.	559,977	2,596
	IOOF Holdings Ltd.	306,005	2,443
^	Metcash Ltd.	889,357	2,223
^	Flight Centre Travel Group Ltd.	57,040	2,112
	REA Group Ltd.	52,449	2,100
*	AusNet Services	1,678,693	2,037
	Leighton Holdings Ltd.	101,072	1,966
	ALS Ltd.	373,818	1,862
	Orora Ltd.	1,204,450	1,848
	TPG Telecom Ltd.	284,488	1,827
	Downer EDI Ltd.	430,635	1,806
	Perpetual Ltd.	43,523	1,790
	DuluxGroup Ltd.	369,190	1,744
	Harvey Norman Holdings Ltd.	505,775	1,696
*	Qantas Airways Ltd.	1,106,793	1,646
	Recall Holdings Ltd.	312,062	1,599
	CSR Ltd.	506,242	1,543
	Adelaide Brighton Ltd.	441,909	1,311
	Platinum Asset Management Ltd.	224,311	1,303
	Fairfax Media Ltd.	1,685,805	1,215
	Macquarie Atlas Roads Group	394,850	1,057
	OZ Minerals Ltd.	298,587	1,023
	Shopping Centres Australasia Property Group	628,156	1,003
	Seven West Media Ltd.	660,246	1,002
	Goodman Fielder Ltd.	1,765,064	995
	Sims Metal Management Ltd.	98,579	971
	Arrium Ltd.	2,724,875	807
*,^	Whitehaven Coal Ltd.	578,235	776
	Nufarm Ltd.	171,496	752
	GWA Group Ltd.	297,943	720
	Sims Metal Management Ltd. ADR	71,219	697
	New Hope Corp. Ltd.	254,227	506
*,^	Ten Network Holdings Ltd.	1,838,865	368
*	Newcrest Mining Ltd. ADR	39,723	317
			1,081,032
Hong Kong (9.1%)
	AIA Group Ltd.	12,124,645	67,649
	Hong Kong Exchanges and Clearing Ltd.	1,157,197	25,623
	Hutchison Whampoa Ltd.	2,012,531	25,516
	Cheung Kong Holdings Ltd.	1,327,636	23,524
	Sun Hung Kai Properties Ltd.	1,551,118	23,099
	Sands China Ltd.	2,432,747	15,161
	Hong Kong & China Gas Co. Ltd.	6,253,060	14,584
	Jardine Matheson Holdings Ltd.	242,000	14,580
	Galaxy Entertainment Group Ltd.	2,100,950	14,354
	Link REIT	2,297,243	13,505
	CLP Holdings Ltd.	1,557,041	13,404
	Hang Seng Bank Ltd.	769,941	13,048
	Power Assets Holdings Ltd.	1,326,316	12,793
	BOC Hong Kong Holdings Ltd.	3,612,046	12,007
	Wharf Holdings Ltd.	1,526,297	11,266
	Want Want China Holdings Ltd.	6,696,000	9,253
	Hongkong Land Holdings Ltd.	1,194,000	8,326
	Swire Pacific Ltd. Class A	634,625	8,325
	Jardine Strategic Holdings Ltd.	227,500	8,108
	Henderson Land Development Co. Ltd.	1,145,460	7,747
	Li & Fung Ltd.	5,793,259	7,095
	Hang Lung Properties Ltd.	2,230,317	6,961
	New World Development Co. Ltd.	5,050,870	6,337

12

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
	China Mengniu Dairy Co. Ltd.	1,357,000	5,991
	MTR Corp. Ltd.	1,387,917	5,687
	Bank of East Asia Ltd.	1,340,476	5,597
	Sino Land Co. Ltd.	3,006,300	4,964
	Tingyi Cayman Islands Holding Corp.	1,920,000	4,818
	Samsonite International SA	1,307,073	4,364
	AAC Technologies Holdings Inc.	714,500	4,350
	Hang Lung Group Ltd.	830,000	4,171
	Techtronic Industries Co. Ltd.	1,283,500	4,015
	Wheelock & Co. Ltd.	817,486	3,980
	SJM Holdings Ltd.	1,843,359	3,888
	Wynn Macau Ltd.	1,039,240	3,822
	Swire Properties Ltd.	1,183,315	3,788
	Cheung Kong Infrastructure Holdings Ltd.	500,215	3,652
^	Prada SPA	522,400	3,255
	Hysan Development Co. Ltd.	629,603	2,868
	Yue Yuen Industrial Holdings Ltd.	844,519	2,847
	ASM Pacific Technology Ltd.	239,728	2,635
	First Pacific Co. Ltd.	2,384,823	2,576
	NWS Holdings Ltd.	1,348,411	2,555
	PCCW Ltd.	3,943,143	2,505
	MGM China Holdings Ltd.	757,600	2,479
*	Semiconductor Manufacturing International Corp.	23,748,000	2,469
^	Sun Art Retail Group Ltd.	2,250,500	2,414
	Esprit Holdings Ltd.	1,900,100	2,401
	Kerry Properties Ltd.	642,858	2,224
	Melco International Development Ltd.	814,000	2,202
	Shangri-La Asia Ltd.	1,432,096	2,078
*,2	WH Group Ltd.	3,166,365	2,070
	VTech Holdings Ltd.	160,500	2,009
	Hopewell Holdings Ltd.	549,624	1,948
	Cathay Pacific Airways Ltd.	1,024,548	1,935
	Television Broadcasts Ltd.	290,900	1,592
	New World China Land Ltd.	2,612,000	1,586
^	Chow Tai Fook Jewellery Group Ltd.	1,104,200	1,557
	Huabao International Holdings Ltd.	1,963,000	1,419
*	Alibaba Health Information Technology Ltd.	2,244,000	1,413
*	Global Brands Group Holding Ltd.	5,793,259	1,285
*	Johnson Electric Holdings Ltd.	363,125	1,229
*	FIH Mobile Ltd.	2,290,000	1,220
	Cafe de Coral Holdings Ltd.	328,000	1,182
	Uni-President China Holdings Ltd.	1,259,400	1,164
	Orient Overseas International Ltd.	200,324	1,140
	Xinyi Glass Holdings Ltd.	1,902,000	1,123
	L'Occitane International SA	442,750	1,044
	Champion REIT	2,313,000	1,021
*,^	Brightoil Petroleum Holdings Ltd.	3,058,000	975
	Shun Tak Holdings Ltd.	1,838,000	936
	Dah Sing Financial Holdings Ltd.	147,352	917
*	United Co. RUSAL plc	1,634,000	901
	Kerry Logistics Network Ltd.	544,679	894
	Lifestyle International Holdings Ltd.	471,000	890
	Great Eagle Holdings Ltd.	257,000	864
^	Shougang Fushan Resources Group Ltd.	3,610,000	814
*,^	Macau Legend Development Ltd.	1,601,000	805
	China Travel International Investment Hong Kong Ltd.	2,562,000	797
^	Xinyi Solar Holdings Ltd.	2,288,000	776
	Shui On Land Ltd.	3,404,166	776
	Towngas China Co. Ltd.	675,929	709
^	SA Sa International Holdings Ltd.	983,860	686
	Dah Sing Banking Group Ltd.	370,056	672
	Texwinca Holdings Ltd.	608,000	533
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,224,000	488
*,^	China Rongsheng Heavy Industries Group Holdings Ltd.	2,941,500	471

13

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
Hopewell Highway Infrastructure Ltd.	952,656	461
Kowloon Development Co. Ltd.	354,000	423
Parkson Retail Group Ltd.	1,372,000	403
* Sun Hung Kai Properties Ltd. Warrants Exp. 04/08/2016	128,426	279
Hutchison Harbour Ring Ltd.	2,492,000	230
		502,497
Japan (56.3%)
Toyota Motor Corp.	2,667,571	160,471
Mitsubishi UFJ Financial Group Inc.	14,247,724	84,953
SoftBank Corp.	947,770	70,229
Honda Motor Co. Ltd.	1,806,227	57,468
Sumitomo Mitsui Financial Group Inc.	1,353,034	55,001
Mizuho Financial Group Inc.	24,094,941	43,907
Hitachi Ltd.	4,672,258	37,515
Japan Tobacco Inc.	1,060,859	36,755
KDDI Corp.	551,200	35,510
Astellas Pharma Inc.	2,221,970	35,098
Canon Inc.	1,139,517	35,094
FANUC Corp.	198,076	34,801
Takeda Pharmaceutical Co. Ltd.	779,191	33,989
Mitsubishi Estate Co. Ltd.	1,270,982	32,638
Seven & I Holdings Co. Ltd.	784,854	30,991
Mitsui Fudosan Co. Ltd.	956,580	30,980
East Japan Railway Co.	381,885	30,201
Central Japan Railway Co.	191,100	29,483
Mitsubishi Corp.	1,422,234	28,355
Shin-Etsu Chemical Co. Ltd.	414,855	26,986
Mitsui & Co. Ltd.	1,742,400	26,695
Mitsubishi Electric Corp.	1,985,954	25,897
Panasonic Corp.	2,141,590	25,833
NTT DOCOMO Inc.	1,415,600	23,735
Nissan Motor Co. Ltd.	2,555,346	23,652
Tokio Marine Holdings Inc.	717,590	23,254
Nippon Telegraph & Telephone Corp.	371,944	23,236
Komatsu Ltd.	959,209	23,049
Murata Manufacturing Co. Ltd.	202,219	22,997
Nippon Steel & Sumitomo Metal Corp.	8,515,309	22,838
Bridgestone Corp.	671,150	22,430
Denso Corp.	480,286	22,367
Nomura Holdings Inc.	3,565,894	22,360
Keyence Corp.	45,577	22,038
Fuji Heavy Industries Ltd.	629,912	21,372
Mitsubishi Heavy Industries Ltd.	3,223,743	20,471
Kao Corp.	528,477	20,273
Sony Corp.	1,003,044	20,212
Kubota Corp.	1,255,895	20,078
Fast Retailing Co. Ltd.	53,120	19,713
ITOCHU Corp.	1,562,197	19,127
Toshiba Corp.	4,135,424	18,472
ORIX Corp.	1,304,980	18,271
SMC Corp.	62,300	18,055
Dai-ichi Life Insurance Co. Ltd.	1,138,800	17,329
Daikin Industries Ltd.	268,512	16,906
Sumitomo Realty & Development Co. Ltd.	432,539	16,388
Sumitomo Mitsui Trust Holdings Inc.	3,853,819	15,890
Hoya Corp.	426,002	15,574
Kyocera Corp.	326,250	15,308
FUJIFILM Holdings Corp.	461,472	15,176
Nidec Corp.	223,128	14,662
Suzuki Motor Corp.	421,668	14,334
Daiwa Securities Group Inc.	1,761,984	14,044
Otsuka Holdings Co. Ltd.	388,079	13,913
Tokyo Gas Co. Ltd.	2,376,959	13,834
Asahi Group Holdings Ltd.	433,521	13,570

14

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
Secom Co. Ltd.	208,603	12,931
Mazda Motor Corp.	535,891	12,876
Daiwa House Industry Co. Ltd.	650,905	12,544
Sumitomo Corp.	1,134,838	12,283
MS&AD Insurance Group Holdings Inc.	547,601	12,016
Inpex Corp.	928,800	11,905
Kirin Holdings Co. Ltd.	894,116	11,688
Nintendo Co. Ltd.	107,298	11,671
Oriental Land Co. Ltd.	52,618	11,482
Asahi Kasei Corp.	1,335,836	11,097
Resona Holdings Inc.	1,895,643	11,026
* Olympus Corp.	298,936	10,931
Marubeni Corp.	1,679,956	10,924
Fujitsu Ltd.	1,780,981	10,899
Eisai Co. Ltd.	276,468	10,831
Tokyo Electron Ltd.	172,813	10,724
Omron Corp.	220,810	10,711
Shimano Inc.	79,398	10,672
Daiichi Sankyo Co. Ltd.	700,791	10,601
JX Holdings Inc.	2,437,223	10,586
Sumitomo Electric Industries Ltd.	769,021	10,573
Toray Industries Inc.	1,556,857	10,542
Ajinomoto Co. Inc.	561,706	10,540
JFE Holdings Inc.	515,907	10,331
Sompo Japan Nipponkoa Holdings Inc.	387,926	9,955
Daito Trust Construction Co. Ltd.	76,858	9,706
Ono Pharmaceutical Co. Ltd.	93,733	9,607
NEC Corp.	2,641,284	9,523
Terumo Corp.	367,300	9,335
West Japan Railway Co.	190,237	9,181
Nitto Denko Corp.	166,266	9,163
Rakuten Inc.	792,900	9,066
Yamato Holdings Co. Ltd.	405,161	8,734
T&D Holdings Inc.	665,361	8,699
* Chubu Electric Power Co. Inc.	711,872	8,577
Isuzu Motors Ltd.	637,498	8,531
Dentsu Inc.	225,802	8,462
Tokyu Corp.	1,265,409	8,444
Shionogi & Co. Ltd.	322,473	8,383
Unicharm Corp.	354,123	8,294
Toyota Industries Corp.	170,620	8,191
Osaka Gas Co. Ltd.	1,983,548	7,993
* Kansai Electric Power Co. Inc.	780,014	7,778
Hankyu Hanshin Holdings Inc.	1,274,000	7,672
Sumitomo Metal Mining Co. Ltd.	532,149	7,486
Ricoh Co. Ltd.	702,282	7,445
Makita Corp.	126,227	7,395
Bank of Yokohama Ltd.	1,254,462	7,316
TDK Corp.	123,687	7,136
Sekisui House Ltd.	569,435	7,125
IHI Corp.	1,430,720	7,064
Aeon Co. Ltd.	698,795	7,034
Japan Exchange Group Inc.	279,300	7,005
Mitsubishi Chemical Holdings Corp.	1,367,179	6,852
Sysmex Corp.	154,684	6,804
Chugai Pharmaceutical Co. Ltd.	222,357	6,772
Seiko Epson Corp.	142,300	6,739
Aisin Seiki Co. Ltd.	197,829	6,633
Shizuoka Bank Ltd.	632,859	6,619
Shiseido Co. Ltd.	392,753	6,569
Mitsubishi Motors Corp.	623,021	6,559
NSK Ltd.	482,736	6,486
LIXIL Group Corp.	286,432	6,322
NGK Insulators Ltd.	285,541	6,304

15

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
	Kintetsu Corp.	1,780,927	6,248
	Dai Nippon Printing Co. Ltd.	624,513	6,225
	Kawasaki Heavy Industries Ltd.	1,559,357	6,190
	MEIJI Holdings Co. Ltd.	71,315	6,078
	Tohoku Electric Power Co. Inc.	480,042	6,071
	Yakult Honsha Co. Ltd.	108,915	6,060
	Taisei Corp.	1,058,863	5,983
	Rohm Co. Ltd.	95,933	5,973
	Odakyu Electric Railway Co. Ltd.	626,362	5,953
	JGC Corp.	226,221	5,950
	NGK Spark Plug Co. Ltd.	222,881	5,913
	Toyota Tsusho Corp.	228,048	5,797
	Konica Minolta Inc.	500,753	5,667
*	Recruit Holdings Co. Ltd.	171,935	5,656
	Chiba Bank Ltd.	782,129	5,597
	Tobu Railway Co. Ltd.	1,088,206	5,562
	Asahi Glass Co. Ltd.	1,035,115	5,459
	Sumitomo Chemical Co. Ltd.	1,555,276	5,429
	Yamaha Motor Co. Ltd.	280,547	5,400
*	Tokyo Electric Power Co. Inc.	1,476,684	5,362
	Nippon Paint Holdings Co. Ltd.	233,000	5,314
	Sekisui Chemical Co. Ltd.	425,445	5,289
	Electric Power Development Co. Ltd.	147,979	5,119
*	Kyushu Electric Power Co. Inc.	466,944	5,110
	Isetan Mitsukoshi Holdings Ltd.	366,080	5,034
	NTT Data Corp.	126,600	4,978
	Nitori Holdings Co. Ltd.	77,082	4,962
	Minebea Co. Ltd.	357,000	4,952
	Shimizu Corp.	657,504	4,920
	Nikon Corp.	356,130	4,885
	Bandai Namco Holdings Inc.	195,854	4,844
	Santen Pharmaceutical Co. Ltd.	80,220	4,815
	Obayashi Corp.	680,575	4,785
	Yahoo Japan Corp.	1,347,000	4,768
	Kobe Steel Ltd.	2,945,957	4,743
	Keio Corp.	608,808	4,687
	Suntory Beverage & Food Ltd.	129,300	4,660
	Brother Industries Ltd.	254,259	4,655
	NH Foods Ltd.	199,466	4,626
	Kikkoman Corp.	195,642	4,529
	Lawson Inc.	66,095	4,519
	Fukuoka Financial Group Inc.	870,041	4,516
	Taiheiyo Cement Corp.	1,209,000	4,443
	Asics Corp.	187,832	4,333
	Nippon Yusen KK	1,628,083	4,297
	Aozora Bank Ltd.	1,190,676	4,250
	Nissin Foods Holdings Co. Ltd.	79,147	4,230
	Toppan Printing Co. Ltd.	610,872	4,210
	Chugoku Electric Power Co. Inc.	315,013	4,207
	Keikyu Corp.	497,531	4,182
	Suruga Bank Ltd.	197,596	4,174
	Kuraray Co. Ltd.	350,213	4,111
*,^	Sharp Corp.	1,596,829	4,086
	Nippon Express Co. Ltd.	916,925	4,077
	Kansai Paint Co. Ltd.	261,442	4,055
	Shinsei Bank Ltd.	1,801,373	4,053
	Mitsubishi Materials Corp.	1,254,508	3,987
	Hino Motors Ltd.	270,709	3,978
	Koito Manufacturing Co. Ltd.	128,055	3,963
	Kajima Corp.	863,362	3,923
	Nagoya Railroad Co. Ltd.	891,000	3,910
	Hirose Electric Co. Ltd.	30,941	3,842
^	Casio Computer Co. Ltd.	230,972	3,719
	Joyo Bank Ltd.	684,338	3,718

16

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
Tokyo Tatemono Co. Ltd.	420,000	3,700
JTEKT Corp.	227,166	3,679
Daicel Corp.	311,473	3,676
TOTO Ltd.	322,078	3,638
JSR Corp.	198,343	3,615
Mitsui OSK Lines Ltd.	1,124,811	3,579
Rinnai Corp.	39,807	3,564
Trend Micro Inc.	105,058	3,557
Yokogawa Electric Corp.	250,296	3,543
Don Quijote Holdings Co. Ltd.	58,000	3,502
Toyo Suisan Kaisha Ltd.	100,996	3,490
Keisei Electric Railway Co. Ltd.	292,404	3,479
Oji Holdings Corp.	960,521	3,467
Mitsubishi Tanabe Pharma Corp.	225,136	3,462
J Front Retailing Co. Ltd.	258,090	3,462
USS Co. Ltd.	213,760	3,454
Iyo Bank Ltd.	317,298	3,437
Taisho Pharmaceutical Holdings Co. Ltd.	47,823	3,401
Credit Saison Co. Ltd.	159,675	3,397
Tokyu Fudosan Holdings Corp.	477,455	3,396
Yaskawa Electric Corp.	257,555	3,373
Hitachi Metals Ltd.	195,407	3,352
Nomura Research Institute Ltd.	100,284	3,338
Ryohin Keikaku Co. Ltd.	24,400	3,318
Hulic Co. Ltd.	296,900	3,316
Japan Airlines Co. Ltd.	123,492	3,291
Amada Co. Ltd.	364,493	3,249
Kyowa Hakko Kirin Co. Ltd.	276,386	3,237
Hamamatsu Photonics KK	69,822	3,230
Sega Sammy Holdings Inc.	201,791	3,228
Sumitomo Heavy Industries Ltd.	570,153	3,221
Stanley Electric Co. Ltd.	154,041	3,168
Bank of Kyoto Ltd.	360,363	3,153
Alps Electric Co. Ltd.	177,100	3,067
THK Co. Ltd.	120,032	3,061
M3 Inc.	181,400	3,057
Hiroshima Bank Ltd.	597,000	3,029
Nabtesco Corp.	120,065	3,007
NOK Corp.	114,256	2,990
Hachijuni Bank Ltd.	479,828	2,983
Daihatsu Motor Co. Ltd.	213,657	2,982
Gunma Bank Ltd.	470,081	2,977
Keihan Electric Railway Co. Ltd.	579,000	2,934
Toho Gas Co. Ltd.	523,518	2,882
MISUMI Group Inc.	89,700	2,868
ANA Holdings Inc.	1,188,143	2,846
Nissan Chemical Industries Ltd.	150,700	2,844
Air Water Inc.	176,281	2,835
Sony Financial Holdings Inc.	175,424	2,831
^ Yamada Denki Co. Ltd.	880,540	2,829
Seven Bank Ltd.	669,640	2,801
Toho Co. Ltd.	120,733	2,797
Hisamitsu Pharmaceutical Co. Inc.	82,540	2,790
^ Seibu Holdings Inc.	146,675	2,788
Chugoku Bank Ltd.	183,909	2,769
* Mitsui Chemicals Inc.	931,190	2,759
Hokuhoku Financial Group Inc.	1,379,000	2,737
Tosoh Corp.	616,000	2,721
Nisshin Seifun Group Inc.	270,424	2,699
Calbee Inc.	75,300	2,697
^ Taiyo Nippon Sanso Corp.	300,728	2,693
Fuji Electric Co. Ltd.	605,783	2,692
Shimadzu Corp.	302,596	2,685
Mitsubishi UFJ Lease & Finance Co. Ltd.	501,730	2,672

17

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
Yokohama Rubber Co. Ltd.	287,000	2,612
Ebara Corp.	460,000	2,579
Kurita Water Industries Ltd.	118,578	2,558
Hokuriku Electric Power Co.	187,734	2,558
TonenGeneral Sekiyu KK	289,713	2,554
Mitsubishi Gas Chemical Co. Inc.	422,921	2,548
Alfresa Holdings Corp.	196,632	2,538
Miraca Holdings Inc.	59,785	2,535
Obic Co. Ltd.	69,300	2,531
SBI Holdings Inc.	217,058	2,520
Hoshizaki Electric Co. Ltd.	50,700	2,520
Benesse Holdings Inc.	79,447	2,520
^ FamilyMart Co. Ltd.	62,765	2,516
Nankai Electric Railway Co. Ltd.	514,000	2,494
Hakuhodo DY Holdings Inc.	247,550	2,490
Sumitomo Rubber Industries Ltd.	179,590	2,481
Yamaha Corp.	176,139	2,443
Shimamura Co. Ltd.	27,653	2,443
AEON Financial Service Co. Ltd.	112,670	2,413
Mabuchi Motor Co. Ltd.	27,201	2,412
Japan Airport Terminal Co. Ltd.	59,300	2,409
NTN Corp.	534,000	2,391
Yamaguchi Financial Group Inc.	246,864	2,377
Nippon Kayaku Co. Ltd.	178,000	2,364
Teijin Ltd.	967,175	2,360
Kamigumi Co. Ltd.	238,148	2,357
Pigeon Corp.	37,300	2,343
Takashimaya Co. Ltd.	276,494	2,310
Mitsubishi Logistics Corp.	148,831	2,293
COMSYS Holdings Corp.	125,900	2,284
Marui Group Co. Ltd.	264,342	2,256
Hitachi Construction Machinery Co. Ltd.	106,832	2,203
Sawai Pharmaceutical Co. Ltd.	36,700	2,198
Zenkoku Hosho Co. Ltd.	67,900	2,181
Citizen Holdings Co. Ltd.	330,948	2,171
Tsuruha Holdings Inc.	36,200	2,168
Kawasaki Kisen Kaisha Ltd.	930,000	2,148
Nomura Real Estate Holdings Inc.	120,278	2,145
Kobayashi Pharmaceutical Co. Ltd.	33,900	2,145
* Shikoku Electric Power Co. Inc.	154,844	2,141
Haseko Corp.	285,500	2,132
Toyo Seikan Group Holdings Ltd.	171,473	2,106
Suzuken Co. Ltd.	77,048	2,104
77 Bank Ltd.	371,000	2,104
Nishi-Nippon City Bank Ltd.	735,839	2,065
Nihon Kohden Corp.	40,500	2,059
Dowa Holdings Co. Ltd.	239,000	2,044
Sugi Holdings Co. Ltd.	46,000	2,041
Kewpie Corp.	116,300	2,037
Showa Denko KK	1,522,499	2,029
Hitachi High-Technologies Corp.	65,380	2,028
Idemitsu Kosan Co. Ltd.	101,092	2,001
Nippon Shokubai Co. Ltd.	163,000	2,000
Advantest Corp.	169,987	1,984
Konami Corp.	98,749	1,982
GS Yuasa Corp.	389,999	1,963
Nippon Electric Glass Co. Ltd.	411,752	1,945
Sankyo Co. Ltd.	52,917	1,944
Otsuka Corp.	51,426	1,927
Kaneka Corp.	346,995	1,924
MediPal Holdings Corp.	170,084	1,917
Iida Group Holdings Co. Ltd.	165,100	1,911
Nippon Shinyaku Co. Ltd.	64,000	1,911
Sojitz Corp.	1,270,318	1,907

18

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
Sumitomo Dainippon Pharma Co. Ltd.	161,338	1,902
Zeon Corp.	202,000	1,898
Kaken Pharmaceutical Co. Ltd.	74,000	1,886
Hitachi Chemical Co. Ltd.	103,866	1,876
Kakaku.com Inc.	136,900	1,875
Aeon Mall Co. Ltd.	99,755	1,860
^ Sanrio Co. Ltd.	63,650	1,827
Chiyoda Corp.	175,123	1,820
Topcon Corp.	76,900	1,813
Azbil Corp.	73,300	1,797
Yamazaki Baking Co. Ltd.	146,435	1,793
Ibiden Co. Ltd.	117,783	1,777
DIC Corp.	842,000	1,744
Tadano Ltd.	119,000	1,739
Tokai Tokyo Financial Holdings Inc.	249,800	1,726
NHK Spring Co. Ltd.	184,896	1,724
Sundrug Co. Ltd.	35,000	1,721
Toyo Tire & Rubber Co. Ltd.	102,200	1,708
Sotetsu Holdings Inc.	446,000	1,697
Ezaki Glico Co. Ltd.	52,000	1,692
Disco Corp.	24,600	1,688
Sapporo Holdings Ltd.	386,000	1,684
Mitsui Engineering & Shipbuilding Co. Ltd.	763,000	1,679
Showa Shell Sekiyu KK	191,622	1,650
Sohgo Security Services Co. Ltd.	69,400	1,647
Maruichi Steel Tube Ltd.	67,014	1,613
^ Nippon Paper Industries Co. Ltd.	108,548	1,613
Nagase & Co. Ltd.	122,900	1,605
Ube Industries Ltd.	1,056,936	1,601
Glory Ltd.	60,300	1,601
* Hokkaido Electric Power Co. Inc.	189,093	1,589
Takara Holdings Inc.	196,400	1,570
Tsumura & Co.	68,372	1,556
Nishi-Nippon Railroad Co. Ltd.	385,000	1,555
Resorttrust Inc.	63,700	1,546
Denki Kagaku Kogyo KK	466,927	1,531
Square Enix Holdings Co. Ltd.	74,915	1,529
Park24 Co. Ltd.	100,100	1,522
Lion Corp.	263,000	1,499
Rohto Pharmaceutical Co. Ltd.	101,000	1,476
^ Temp Holdings Co. Ltd.	44,500	1,476
H2O Retailing Corp.	87,000	1,471
Shiga Bank Ltd.	258,000	1,461
Okasan Securities Group Inc.	193,000	1,459
Yamato Kogyo Co. Ltd.	43,217	1,451
Juroku Bank Ltd.	364,000	1,451
Mitsui Mining & Smelting Co. Ltd.	561,000	1,446
Sumitomo Forestry Co. Ltd.	135,000	1,439
^ Dena Co. Ltd.	110,651	1,434
Fujikura Ltd.	333,000	1,421
Toyoda Gosei Co. Ltd.	74,903	1,417
Keiyo Bank Ltd.	264,000	1,404
^ Sumco Corp.	101,901	1,398
Ushio Inc.	130,084	1,387
Japan Aviation Electronics Industry Ltd.	69,000	1,377
Daido Steel Co. Ltd.	353,087	1,371
Awa Bank Ltd.	224,000	1,359
Izumi Co. Ltd.	41,000	1,340
Wacoal Holdings Corp.	126,000	1,330
DMG Mori Seiki Co. Ltd.	109,800	1,325
ABC-Mart Inc.	22,787	1,321
Oracle Corp. Japan	33,768	1,312
^ House Foods Group Inc.	76,500	1,304
Shimachu Co. Ltd.	51,200	1,303

19

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
	Toyobo Co. Ltd.	900,000	1,299
	Aoyama Trading Co. Ltd.	53,800	1,295
	SKY Perfect JSAT Holdings Inc.	208,000	1,294
*,^	Acom Co. Ltd.	396,700	1,288
	Kose Corp.	31,200	1,285
	Japan Steel Works Ltd.	361,865	1,284
	NTT Urban Development Corp.	111,100	1,274
	TS Tech Co. Ltd.	51,900	1,274
	Cosmos Pharmaceutical Corp.	8,800	1,273
	Nisshinbo Holdings Inc.	152,000	1,258
	Seino Holdings Co. Ltd.	157,000	1,257
	Sumitomo Osaka Cement Co. Ltd.	398,000	1,256
	Nichirei Corp.	296,000	1,239
	Century Tokyo Leasing Corp.	47,000	1,238
	San-In Godo Bank Ltd.	159,000	1,236
	Furukawa Electric Co. Ltd.	695,600	1,236
	Daishi Bank Ltd.	344,000	1,230
^	Kagome Co. Ltd.	75,500	1,228
	KYORIN Holdings Inc.	57,700	1,225
*,^	Aiful Corp.	288,800	1,218
	Senshu Ikeda Holdings Inc.	229,200	1,217
	SCSK Corp.	44,500	1,203
	Nexon Co. Ltd.	135,600	1,197
	Matsumotokiyoshi Holdings Co. Ltd.	39,500	1,185
	Taiyo Yuden Co. Ltd.	112,700	1,183
	Higo Bank Ltd.	205,000	1,183
	Coca-Cola East Japan Co. Ltd.	65,300	1,178
	SCREEN Holdings Co. Ltd.	213,000	1,165
	North Pacific Bank Ltd.	278,300	1,155
	UNY Group Holdings Co. Ltd.	218,000	1,154
	Hitachi Capital Corp.	46,300	1,154
	Jafco Co. Ltd.	28,800	1,144
	OKUMA Corp.	157,000	1,141
	Kinden Corp.	108,431	1,141
^	Ito En Ltd.	56,400	1,137
	Musashino Bank Ltd.	33,000	1,137
	Canon Marketing Japan Inc.	54,400	1,132
	K's Holdings Corp.	41,100	1,123
	Lintec Corp.	52,900	1,121
	Kagoshima Bank Ltd.	168,000	1,104
	Autobacs Seven Co. Ltd.	75,300	1,098
*,^	Japan Display Inc.	360,900	1,087
	Anritsu Corp.	142,700	1,087
	Nanto Bank Ltd.	266,000	1,087
	Start Today Co. Ltd.	49,200	1,086
	Toda Corp.	247,000	1,079
	Shochiku Co. Ltd.	114,000	1,076
	Nissan Shatai Co. Ltd.	76,700	1,075
	Hokkoku Bank Ltd.	304,000	1,066
	Hyakugo Bank Ltd.	249,000	1,055
	Kissei Pharmaceutical Co. Ltd.	39,400	1,045
	Matsui Securities Co. Ltd.	107,500	1,033
	Japan Petroleum Exploration Co.	30,879	1,019
	HIS Co. Ltd.	38,300	1,015
	Tokai Rika Co. Ltd.	51,100	1,006
	Rengo Co. Ltd.	227,000	999
	Cosmo Oil Co. Ltd.	650,046	999
	Itochu Techno-Solutions Corp.	24,366	989
	Nippo Corp.	53,000	985
	Maeda Road Construction Co. Ltd.	63,000	976
	Hikari Tsushin Inc.	14,100	957
	Coca-Cola West Co. Ltd.	66,424	954
	Toshiba TEC Corp.	124,000	899
	Hyakujushi Bank Ltd.	274,000	898

20

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
^	Fukuyama Transporting Co. Ltd.	175,000	891
*	Nippon Sheet Glass Co. Ltd.	906,000	881
	Nisshin Steel Co. Ltd.	93,100	880
^	Nipro Corp.	104,100	868
	Calsonic Kansei Corp.	152,000	861
	Mochida Pharmaceutical Co. Ltd.	13,500	852
	KYB Co. Ltd.	193,000	845
	Asatsu-DK Inc.	31,800	811
	Onward Holdings Co. Ltd.	133,000	806
	Heiwa Corp.	39,000	803
	Pola Orbis Holdings Inc.	19,000	797
	Capcom Co. Ltd.	51,300	785
	Exedy Corp.	29,500	750
	Nippon Television Holdings Inc.	48,200	738
	FP Corp.	25,000	731
^	Toyota Boshoku Corp.	61,609	712
	Komeri Co. Ltd.	29,800	680
^	Gree Inc.	91,579	639
	Fuji Media Holdings Inc.	43,300	591
*	Orient Corp.	282,800	584
	Daikyo Inc.	299,000	566
	Hitachi Transport System Ltd.	42,600	566
	Kandenko Co. Ltd.	102,000	529
	NS Solutions Corp.	15,900	500
	PanaHome Corp.	73,000	495
	Takata Corp.	33,300	436
	Toppan Forms Co. Ltd.	43,300	420
	Tokyo Broadcasting System Holdings Inc.	37,200	417
	Shinko Electric Industries Co. Ltd.	64,800	375
	Sumitomo Real Estate Sales Co. Ltd.	15,300	348
	TV Asahi Holdings Corp.	20,800	331
	Sumitomo Riko Co. Ltd.	36,500	316
	Mitsubishi Shokuhin Co. Ltd.	13,500	313
*,^	Aplus Financial Co. Ltd.	91,000	118
			3,090,252
New Zealand (0.5%)
	Fletcher Building Ltd.	689,659	4,638
	Spark New Zealand Ltd.	1,830,500	4,513
	Auckland International Airport Ltd.	894,817	2,754
	Ryman Healthcare Ltd.	418,493	2,482
	Fisher & Paykel Healthcare Corp. Ltd.	552,575	2,439
	SKY Network Television Ltd.	395,789	1,963
	Contact Energy Ltd.	368,650	1,785
	SKYCITY Entertainment Group Ltd.	577,433	1,760
	Kiwi Income Property Trust	1,052,084	990
*	Xero Ltd.	79,097	978
	Air New Zealand Ltd.	503,055	807
	Vector Ltd.	244,450	521
	Warehouse Group Ltd.	148,408	362
			25,992
Singapore (3.7%)
	DBS Group Holdings Ltd.	1,745,779	25,228
	Oversea-Chinese Banking Corp. Ltd.	3,060,191	23,567
	Singapore Telecommunications Ltd.	7,369,109	21,694
	United Overseas Bank Ltd.	1,183,267	21,235
	Keppel Corp. Ltd.	1,430,358	10,554
	Global Logistic Properties Ltd.	3,038,773	6,518
	CapitaLand Ltd.	2,554,558	6,337
^	Singapore Press Holdings Ltd.	1,607,417	5,369
	Genting Singapore plc	6,157,597	5,275
	Wilmar International Ltd.	2,115,303	5,271
	Singapore Technologies Engineering Ltd.	1,574,055	4,602
	Singapore Exchange Ltd.	835,260	4,560
	City Developments Ltd.	593,713	4,376

21

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
	Noble Group Ltd.	4,491,604	4,191
	ComfortDelGro Corp. Ltd.	2,030,980	4,175
	CapitaMall Trust	2,626,112	4,041
	Singapore Airlines Ltd.	505,226	3,896
	Ascendas REIT	1,994,894	3,478
	Hutchison Port Holdings Trust	5,116,639	3,460
	Sembcorp Industries Ltd.	903,820	3,432
	Suntec REIT	2,389,000	3,321
	Jardine Cycle & Carriage Ltd.	99,621	3,101
	Golden Agri-Resources Ltd.	6,525,163	2,658
	CapitaCommercial Trust	1,957,000	2,545
^	Sembcorp Marine Ltd.	845,666	2,397
	UOL Group Ltd.	454,717	2,288
	Singapore Post Ltd.	1,430,000	2,205
	StarHub Ltd.	596,567	1,920
	Keppel Land Ltd.	721,575	1,879
	Yangzijiang Shipbuilding Holdings Ltd.	2,063,210	1,828
	Venture Corp. Ltd.	245,000	1,475
	SMRT Corp. Ltd.	710,000	828
	SIA Engineering Co. Ltd.	223,000	827
	M1 Ltd.	303,000	823
	Olam International Ltd.	477,000	793
*,^	Neptune Orient Lines Ltd.	885,000	576
^	Yanlord Land Group Ltd.	648,000	554
	Wing Tai Holdings Ltd.	381,000	532
	Frasers Centrepoint Ltd.	382,000	486
^	COSCO Corp. Singapore Ltd.	961,001	446
*	Fraser and Neave Ltd.	154,353	380
	Indofood Agri Resources Ltd.	402,000	263
			203,384
South Korea (10.5%)
	Samsung Electronics Co. Ltd.	108,052	125,174
*	SK Hynix Inc.	535,541	24,671
	Hyundai Motor Co.	154,471	24,636
	Shinhan Financial Group Co. Ltd.	458,387	21,586
	POSCO	74,538	21,424
	NAVER Corp.	27,341	19,210
	Hyundai Mobis Co. Ltd.	67,421	16,071
	KB Financial Group Inc.	388,228	15,207
	Kia Motors Corp.	261,000	12,733
	Korea Electric Power Corp.	258,924	11,293
	KT&G Corp.	121,421	10,792
	Samsung Fire & Marine Insurance Co. Ltd.	39,307	10,592
	Hana Financial Group Inc.	293,610	10,141
	SK Telecom Co. Ltd.	36,005	9,030
	Samsung C&T Corp.	125,010	8,466
	LG Chem Ltd.	44,001	8,187
	Samsung Life Insurance Co. Ltd.	63,224	6,899
	Amorepacific Corp.	3,185	6,857
*	LG Display Co. Ltd.	228,358	6,831
	LG Electronics Inc.	108,747	6,650
	Samsung SDI Co. Ltd.	55,701	6,578
	LG Household & Health Care Ltd.	9,468	5,528
	LG Corp.	89,959	5,356
	SK Innovation Co. Ltd.	61,830	5,047
	SK C&C Co. Ltd.	22,008	4,989
^	Daum Communications Corp.	31,808	4,457
	Samsung Heavy Industries Co. Ltd.	180,240	4,398
	Hyundai Steel Co.	67,029	4,276
	Coway Co. Ltd.	55,766	4,242
	Hyundai Heavy Industries Co. Ltd.	44,278	4,115
	SK Holdings Co. Ltd.	25,902	4,038
	Korea Zinc Co. Ltd.	10,697	4,025
	KT Corp.	129,415	3,974

22

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
	Hyundai Glovis Co. Ltd.	15,769	3,922
	E-Mart Co. Ltd.	21,072	3,914
	Hankook Tire Co. Ltd.	75,225	3,873
	Kangwon Land Inc.	115,236	3,776
	BS Financial Group Inc.	226,952	3,527
	Woori Finance Holdings Co. Ltd.	303,726	3,414
	AMOREPACIFIC Group	3,046	3,373
	Industrial Bank of Korea	229,200	3,360
	Hyundai Engineering & Construction Co. Ltd.	72,924	3,317
	Hotel Shilla Co. Ltd.	33,138	3,186
	Lotte Shopping Co. Ltd.	11,361	3,153
	KCC Corp.	5,232	2,900
	Orion Corp.	3,744	2,891
	Dongbu Insurance Co. Ltd.	48,925	2,743
	CJ CheilJedang Corp.	7,446	2,725
	Samsung Securities Co. Ltd.	60,354	2,703
	Hyundai Wia Corp.	15,468	2,662
^	Celltrion Inc.	65,836	2,587
	Samsung Electro-Mechanics Co. Ltd.	56,265	2,555
	Hyundai Development Co-Engineering & Construction	63,350	2,396
	CJ Corp.	14,491	2,363
	LG Uplus Corp.	211,810	2,175
	Lotte Chemical Corp.	15,063	2,099
	NCSoft Corp.	15,006	2,066
	Korea Investment Holdings Co. Ltd.	40,660	2,059
	GS Holdings Corp.	52,048	2,020
	Hyundai Department Store Co. Ltd.	15,744	1,991
	Daewoo Securities Co. Ltd.	186,177	1,955
	Daelim Industrial Co. Ltd.	27,699	1,850
	DGB Financial Group Inc.	124,781	1,782
^	Samsung Engineering Co. Ltd.	29,498	1,702
	Hanwha Life Insurance Co. Ltd.	220,030	1,690
^	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	96,079	1,647
	Hyundai Marine & Fire Insurance Co. Ltd.	61,600	1,629
	S-Oil Corp.	42,295	1,604
	SK Networks Co. Ltd.	155,634	1,596
^	OCI Co. Ltd.	18,404	1,587
^	Paradise Co. Ltd.	49,031	1,533
^	Halla Visteon Climate Control Corp.	33,714	1,507
	Lotte Confectionery Co. Ltd.	822	1,478
	Samsung Card Co. Ltd.	34,270	1,475
	S-1 Corp.	21,223	1,475
	Hyosung Corp.	24,675	1,468
	Daewoo International Corp.	46,160	1,463
	Hanwha Corp.	53,110	1,363
*	Cheil Worldwide Inc.	86,211	1,345
*	Doosan Infracore Co. Ltd.	131,410	1,330
	Yuhan Corp.	7,921	1,308
	Shinsegae Co. Ltd.	6,983	1,298
^	Kumho Petrochemical Co. Ltd.	17,907	1,293
*,^	CJ Korea Express Co. Ltd.	7,153	1,293
	Korea Gas Corp.	27,385	1,285
	Samsung Techwin Co. Ltd.	40,669	1,243
*	Mando Corp.	6,535	1,232
*	Daewoo Engineering & Construction Co. Ltd.	196,951	1,209
	Woori Investment & Securities Co. Ltd.	109,720	1,203
^	GS Engineering & Construction Corp.	42,879	1,129
	Doosan Heavy Industries & Construction Co. Ltd.	48,220	1,059
	Mirae Asset Securities Co. Ltd.	24,370	1,045
*	Korean Air Lines Co. Ltd.	29,170	1,036
*,^	NHN Entertainment Corp.	12,529	991
	LS Corp.	17,063	954
	Lotte Chilsung Beverage Co. Ltd.	597	951
	Doosan Corp.	8,909	926

23

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2014

					Market
					Value
				Shares	($000)
	Hanwha Chemical Corp.			80,780	920
	LG Hausys Ltd.			5,927	899
	NongShim Co. Ltd.			3,301	825
^	Hyundai Mipo Dockyard Co. Ltd.			10,336	735
*,^	Hyundai Merchant Marine Co. Ltd.			68,449	734
	Hyundai Securities Co. Ltd.			107,270	694
^	Hite Jinro Co. Ltd.			27,040	670
^	KEPCO Engineering & Construction Co. Inc.			9,660	587
^	Hyundai Hysco Co. Ltd.			7,988	520
^	Samsung Fine Chemicals Co. Ltd.			18,299	511
*,^	Hanjin Shipping Co. Ltd.			106,757	505
	SKC Co. Ltd.			18,950	491
	Hyundai Securities Co. Ltd. Preference Shares			66,690	433
*	Kyongnam Bank			34,349	402
	Halla Holdings Corp.			5,989	397
					575,480
Total Common Stocks (Cost $6,159,894)					5,478,637

		Coupon
Temporary Cash Investments (1.4%)[1]
Money Market Fund (1.3%)
3,4	Vanguard Market Liquidity Fund	0.114%		72,362,961	72,363

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
5,6	Federal Home Loan Bank Discount Notes	0.050%	12/3/14	1,000	1,000
6	Federal Home Loan Bank Discount Notes	0.030%	12/19/14	600	600
6,7	Federal Home Loan Bank Discount Notes	0.053%	12/24/14	800	800
					2,400
Total Temporary Cash Investments (Cost $74,763)					74,763
Total Investments (101.2%) (Cost $6,234,657)					5,553,400
Other Assets and Liabilities—Net (-1.2%)[4]					(65,569)
Net Assets (100%)					5,487,831

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $67,353,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.2%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $72,363,000 of collateral received for securities on loan.
5 Securities with a value of $565,000 have been segregated as collateral for open forward currency contracts.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
7 Securities with a value of $800,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

24

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (99.6%)[1]
Brazil (11.9%)
Itau Unibanco Holding SA ADR	25,850,571	381,554
AMBEV SA	50,959,455	337,372
Itau Unibanco Holding SA Preference Shares	22,280,186	330,633
BRF SA	12,346,164	321,599
Banco Bradesco SA ADR	19,534,892	292,633
Banco Bradesco SA Preference Shares	19,414,586	292,442
Petroleo Brasileiro SA Preference Shares	46,395,986	285,375
Petroleo Brasileiro SA	47,001,197	276,933
AMBEV SA ADR	34,907,347	233,181
Itausa - Investimentos Itau SA Preference Shares	57,789,978	230,611
Cielo SA	13,450,760	220,707
Kroton Educacional SA	28,364,280	202,104
Petroleo Brasileiro SA ADR	16,496,928	201,757
Banco do Brasil SA	15,934,485	178,322
Vale SA Class B Pfd. ADR	19,358,260	169,578
Ultrapar Participacoes SA	7,126,795	155,316
BB Seguridade Participacoes SA	11,222,678	149,719
BM&FBovespa SA	33,803,349	148,746
Vale SA Preference Shares	16,464,786	143,265
Banco Bradesco SA	9,397,471	138,421
Petroleo Brasileiro SA ADR Series A	10,770,574	126,016
Vale SA Class B ADR	12,424,469	125,363
CCR SA	16,039,476	119,400
Vale SA	11,812,612	119,150
BRF SA ADR	3,664,470	95,459
Telefonica Brasil SA Preference Shares	3,729,932	76,241
Lojas Renner SA	2,339,372	69,931
Embraer SA	7,046,682	68,078
BR Malls Participacoes SA	7,945,899	63,798
Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	1,499,116	62,761
WEG SA	5,297,250	62,503
JBS SA	13,661,106	60,889
Grupo BTG Pactual	4,787,464	60,643
Embraer SA ADR	1,525,382	58,941
Lojas Americanas SA Preference Shares	9,690,067	57,207
Souza Cruz SA	7,051,379	56,910
Estacio Participacoes SA	4,745,100	54,930
Tractebel Energia SA	3,896,801	53,048
* Banco Santander SA	17,179,784	52,692
CETIP SA - Mercados Organizados	4,084,699	51,667
Klabin SA	10,071,230	49,789
Tim Participacoes SA	9,070,642	49,309
Cia Energetica de Minas Gerais Preference Shares	8,572,689	49,217
Cia Brasileira de Distribuicao ADR	1,175,710	49,145
* Fibria Celulose SA	4,029,840	48,815
* Hypermarcas SA	6,903,390	48,167
Natura Cosmeticos SA	3,295,539	47,882
Itau Unibanco Holding SA	3,627,955	47,852
Raia Drogasil SA	4,758,325	43,149
Gerdau SA Preference Shares	9,135,462	40,917
* Qualicorp SA	3,906,100	39,727
Localiza Rent a Car SA	2,608,523	37,580
Totvs SA	2,538,429	36,998
Telefonica Brasil SA ADR	1,767,239	36,122
Tim Participacoes SA ADR	1,247,788	34,339
Cia Energetica de Sao Paulo Preference Shares	3,448,386	34,002
CPFL Energia SA	4,441,502	33,302
M Dias Branco SA	835,717	32,476
Gerdau SA ADR	6,897,653	31,246
Multiplan Empreendimentos Imobiliarios SA	1,462,039	30,227
Cosan SA Industria e Comercio	2,161,701	30,173

25

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
Bradespar SA Preference Shares	4,372,463	29,544
Cia Energetica de Minas Gerais ADR	5,078,970	29,356
Metalurgica Gerdau SA Preference Shares Class A	5,337,991	28,904
* Oi SA Preference Shares	54,053,622	28,411
^ Cia Siderurgica Nacional SA ADR	8,479,281	27,812
Cia de Saneamento Basico do Estado de Sao Paulo ADR	3,487,809	27,065
Cyrela Brazil Realty SA Empreendimentos e Participacoes	5,307,998	26,376
Cia Hering	2,573,333	25,961
* B2W Cia Digital	1,903,100	24,810
ALL - America Latina Logistica SA	8,889,966	24,279
Sul America SA	4,385,055	23,276
* Via Varejo SA	2,369,300	22,751
Porto Seguro SA	1,871,448	22,431
Suzano Papel e Celulose SA Preference Shares Class A	5,180,400	21,890
Cia de Saneamento Basico do Estado de Sao Paulo	2,755,186	21,563
^ Cia Paranaense de Energia ADR	1,525,106	21,504
Duratex SA	5,411,415	19,453
MRV Engenharia e Participacoes SA	5,853,166	19,359
EDP - Energias do Brasil SA	4,567,921	17,833
BR Properties SA	3,496,120	17,664
* Usinas Siderurgicas de Minas Gerais SA Preference Shares	7,681,678	17,663
Cia Siderurgica Nacional SA	5,027,948	16,703
EcoRodovias Infraestrutura e Logistica SA	3,714,299	16,599
Lojas Americanas SA	3,232,941	15,870
Centrais Eletricas Brasileiras SA	5,397,752	13,543
AES Tiete SA Preference Shares	1,777,496	13,438
Multiplus SA	906,035	12,706
* Oi SA	22,598,889	12,498
Transmissora Alianca de Energia Eletrica SA	1,560,986	11,601
Braskem SA ADR	730,812	10,721
Centrais Eletricas Brasileiras SA Preference Shares	2,821,151	10,672
Braskem SA Preference Shares	1,397,378	10,225
Cia Energetica de Minas Gerais	1,665,934	10,089
Light SA	1,173,953	9,647
Cia de Transmissao de Energia Eletrica Paulista Preference Shares	603,017	9,356
Gerdau SA	2,461,576	9,125
CPFL Energia SA ADR	537,694	8,012
Guararapes Confeccoes SA	162,220	6,088
AES Tiete SA	1,008,005	6,082
* Usinas Siderurgicas de Minas Gerais SA	2,213,944	5,902
Arteris SA	907,491	5,622
Cia Paranaense de Energia Preference Shares	398,652	5,570
Centrais Eletricas Brasileiras SA ADR	1,402,493	5,526
Cia de Gas de Sao Paulo COMGAS Preference Shares Class A	273,619	5,398
Cia Paranaense de Energia	382,500	3,780
* Cosan Logistica SA	2,161,701	3,620
* Fibria Celulose SA ADR	269,506	3,296
* Oi SA ADR Preference Shares	6,043,066	3,203
^ Centrais Eletricas Brasileiras SA ADR Preference Shares	595,104	1,506
* Oi SA ADR	963,537	578
		7,781,210
Chile (1.5%)
Empresas COPEC SA	6,944,493	84,756
SACI Falabella	8,834,054	67,182
Enersis SA ADR	4,074,659	64,339
* Latam Airlines Group	5,144,967	63,189
Cencosud SA	21,094,421	62,126
Banco de Chile	443,014,756	54,776
Empresa Nacional de Electricidad SA ADR	1,161,682	54,227
Enersis SA	163,962,717	52,093
Empresas CMPC SA	20,352,251	50,515
Banco de Credito e Inversiones	788,237	44,357
Empresa Nacional de Electricidad SA	27,733,420	43,384
Corpbanca SA	3,113,727,296	42,123

26

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
Colbun SA	127,681,101	35,713
Aguas Andinas SA Class A	56,897,225	34,404
Banco Santander Chile ADR	1,559,787	33,052
Cia Cervecerias Unidas SA	2,928,224	31,273
Banco Santander Chile	544,089,640	29,034
AES Gener SA	48,721,709	27,087
Sociedad Quimica y Minera de Chile SA ADR	1,007,357	23,905
ENTEL Chile SA	2,164,219	23,441
Sociedad Quimica y Minera de Chile SA Preference Shares Class B	663,282	15,774
Embotelladora Andina SA Preference Shares	4,589,004	14,469
CAP SA	1,435,233	14,313
* Latam Airlines Group SA	739,267	9,351
* Latam Airlines Group SA ADR	335,113	4,088
		978,971
China (21.9%)
* Tencent Holdings Ltd.	84,827,060	1,350,540
China Mobile Ltd.	96,232,067	1,197,101
China Construction Bank Corp.	1,342,226,913	999,465
Industrial & Commercial Bank of China Ltd.	1,340,666,003	886,092
Bank of China Ltd.	1,380,748,177	660,006
PetroChina Co. Ltd.	387,087,479	486,526
CNOOC Ltd.	295,020,252	461,835
China Life Insurance Co. Ltd.	136,515,470	407,510
China Petroleum & Chemical Corp.	468,073,372	406,967
Ping An Insurance Group Co. of China Ltd.	35,578,488	291,373
China Overseas Land & Investment Ltd.	75,961,276	221,054
Agricultural Bank of China Ltd.	473,736,065	219,732
China Telecom Corp. Ltd.	301,325,683	192,160
China Shenhua Energy Co. Ltd.	63,565,925	178,989
CITIC Ltd.	101,749,674	178,052
Lenovo Group Ltd.	112,800,109	169,471
China Merchants Bank Co. Ltd.	85,451,905	158,081
China Pacific Insurance Group Co. Ltd.	41,176,994	154,408
Hengan International Group Co. Ltd.	13,671,400	145,594
China Unicom Hong Kong Ltd.	83,650,248	125,431
Belle International Holdings Ltd.	96,944,500	123,299
China Minsheng Banking Corp. Ltd.	113,490,241	113,610
Bank of Communications Co. Ltd.	149,147,345	112,936
China Resources Power Holdings Co. Ltd.	35,379,048	104,518
PICC Property & Casualty Co. Ltd.	55,836,601	102,412
China CITIC Bank Corp. Ltd.	141,616,719	92,251
ENN Energy Holdings Ltd.	13,772,400	89,279
Brilliance China Automotive Holdings Ltd.	51,274,700	88,536
Dongfeng Motor Group Co. Ltd.	55,256,744	85,414
Great Wall Motor Co. Ltd.	19,226,500	84,212
China Resources Land Ltd.	34,871,200	83,172
^ Byd Co. Ltd.	12,740,281	80,872
Beijing Enterprises Holdings Ltd.	9,669,000	79,258
^ Anhui Conch Cement Co. Ltd.	22,443,152	73,445
China Oilfield Services Ltd.	34,163,800	71,323
Huaneng Power International Inc.	57,412,978	70,934
Sinopharm Group Co. Ltd.	18,116,900	70,742
Kunlun Energy Co. Ltd.	52,193,230	70,144
China Everbright International Ltd.	48,464,000	68,034
China Merchants Holdings International Co. Ltd.	21,380,610	67,503
* GCL-Poly Energy Holdings Ltd.	198,634,000	67,066
China Longyuan Power Group Corp. Ltd.	61,839,800	66,058
China Communications Construction Co. Ltd.	84,344,504	65,089
Guangdong Investment Ltd.	41,892,080	55,557
China Resources Enterprise Ltd.	22,526,860	53,522
Tsingtao Brewery Co. Ltd.	7,152,000	52,859
Sihuan Pharmaceutical Holdings Group Ltd.	66,260,000	52,850
China National Building Material Co. Ltd.	55,988,960	51,864
China Gas Holdings Ltd.	28,249,900	51,571

27

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
	Sino Biopharmaceutical Ltd.	51,288,373	51,559
	Beijing Enterprises Water Group Ltd.	71,482,000	51,178
	New China Life Insurance Co. Ltd.	13,692,119	51,164
	Shimao Property Holdings Ltd.	23,315,957	50,092
^	China Coal Energy Co. Ltd.	78,066,800	48,333
	Haitong Securities Co. Ltd.	27,843,000	47,775
*,^	Hanergy Thin Film Power Group Ltd.	208,086,000	47,497
	CSPC Pharmaceutical Group Ltd.	50,938,457	46,868
*,^	China Vanke Co. Ltd.	24,437,741	46,183
	China Railway Group Ltd.	73,809,408	45,892
	China State Construction International Holdings Ltd.	29,250,872	45,824
	Jiangxi Copper Co. Ltd.	25,425,898	45,360
	Zhuzhou CSR Times Electric Co. Ltd.	9,572,000	44,724
^	Evergrande Real Estate Group Ltd.	107,939,785	41,768
	CITIC Securities Co. Ltd.	16,131,700	40,178
	COSCO Pacific Ltd.	30,517,788	40,114
	Sino-Ocean Land Holdings Ltd.	69,370,802	39,591
	Geely Automobile Holdings Ltd.	85,007,300	38,047
	Haier Electronics Group Co. Ltd.	14,054,000	37,948
	Guangzhou Automobile Group Co. Ltd.	42,476,584	37,811
	China Railway Construction Corp. Ltd.	35,175,765	36,901
	CSR Corp. Ltd.	34,687,377	36,055
	Weichai Power Co. Ltd.	9,357,820	35,976
	China Resources Gas Group Ltd.	12,402,100	35,406
	Shenzhou International Group Holdings Ltd.	10,164,065	35,059
	Chongqing Changan Automobile Co. Ltd. Class B	15,837,962	34,983
	Shandong Weigao Group Medical Polymer Co. Ltd.	34,145,800	34,399
	GOME Electrical Appliances Holding Ltd.	216,994,805	34,117
*,^	Aluminum Corp. of China Ltd.	76,349,220	34,006
	Country Garden Holdings Co. Ltd.	84,852,728	33,828
*	China Taiping Insurance Holdings Co. Ltd.	14,945,707	32,814
^	Kingsoft Corp. Ltd.	13,584,000	32,361
	Fosun International Ltd.	27,070,237	32,061
	China Everbright Ltd.	16,502,010	32,059
	ANTA Sports Products Ltd.	16,285,000	32,040
^	Yanzhou Coal Mining Co. Ltd.	37,633,320	31,778
	AviChina Industry & Technology Co. Ltd.	40,764,000	30,987
	Inner Mongolia Yitai Coal Co. Ltd. Class B	18,940,898	30,476
	Zijin Mining Group Co. Ltd.	118,211,680	30,288
2	People's Insurance Co. Group of China Ltd.	68,765,000	29,678
*	China Everbright Bank Co. Ltd.	59,158,472	28,977
	Longfor Properties Co. Ltd.	24,781,080	28,708
	Datang International Power Generation Co. Ltd.	54,658,568	28,694
^	China Huishan Dairy Holdings Co. Ltd.	127,275,365	28,538
	Zhejiang Expressway Co. Ltd.	28,187,704	28,412
	Far East Horizon Ltd.	30,471,010	28,271
	ZTE Corp.	11,667,528	28,267
*	China Cinda Asset Management Co. Ltd.	58,063,000	27,487
	Shanghai Industrial Holdings Ltd.	8,793,445	27,081
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	7,506,500	26,973
	Jiangsu Expressway Co. Ltd.	24,076,139	26,873
	Shanghai Electric Group Co. Ltd.	52,599,756	26,760
	Shanghai Pharmaceuticals Holding Co. Ltd.	10,610,300	26,557
	China International Marine Containers Group Co. Ltd.	11,233,198	26,184
	Chongqing Rural Commercial Bank Co. Ltd.	53,753,461	25,833
	Kingboard Chemical Holdings Ltd.	12,669,171	25,258
	Shenzhen International Holdings Ltd.	15,903,500	25,244
	Sinotrans Ltd.	31,184,000	24,739
	China Resources Cement Holdings Ltd.	35,766,686	24,287
	Huadian Power International Corp. Ltd.	29,814,000	22,748
	Nine Dragons Paper Holdings Ltd.	29,252,000	22,641
	Huaneng Renewables Corp. Ltd.	62,958,000	22,633
	China Communications Services Corp. Ltd.	47,429,973	22,468
*,^	China COSCO Holdings Co. Ltd.	49,412,000	22,434

28

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
	Haitian International Holdings Ltd.	10,428,000	22,383
	Yuexiu Property Co. Ltd.	116,101,732	21,387
	SOHO China Ltd.	29,138,506	21,387
^	Sinopec Shanghai Petrochemical Co. Ltd.	68,314,788	21,205
	Beijing Capital International Airport Co. Ltd.	28,408,564	20,849
	Air China Ltd.	31,756,748	20,549
*,^	China Shipping Container Lines Co. Ltd.	71,457,618	20,343
2	Sinopec Engineering Group Co. Ltd.	20,596,272	19,910
*,^	Sinopec Yizheng Chemical Fibre Co. Ltd.	44,742,000	19,789
	Guangzhou R&F Properties Co. Ltd.	17,693,300	19,566
^	China South City Holdings Ltd.	41,740,000	18,901
	TravelSky Technology Ltd.	17,492,000	18,275
^	Huadian Fuxin Energy Corp. Ltd.	31,241,852	17,956
2	China Galaxy Securities Co. Ltd.	22,064,000	17,561
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	10,420,616	17,507
	BBMG Corp.	23,311,500	16,452
^	Xinjiang Goldwind Science & Technology Co. Ltd.	9,045,000	16,291
*	China Shipping Development Co. Ltd.	23,740,021	15,885
	Franshion Properties China Ltd.	64,294,094	15,160
	Metallurgical Corp. of China Ltd.	54,234,937	15,049
^	China Molybdenum Co. Ltd.	25,185,000	14,991
^	Angang Steel Co. Ltd.	20,382,374	14,989
	KWG Property Holding Ltd.	21,397,500	14,850
	China Agri-Industries Holdings Ltd.	38,372,961	14,638
^	Lee & Man Paper Manufacturing Ltd.	26,658,000	14,626
^	Golden Eagle Retail Group Ltd.	11,841,000	14,500
^	China Zhongwang Holdings Ltd.	26,566,086	14,137
^	Greentown China Holdings Ltd.	13,153,000	13,766
^	Agile Property Holdings Ltd.	23,908,345	13,455
^	Poly Property Group Co. Ltd.	34,360,900	13,298
^	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	3,726,000	12,848
	Zhongsheng Group Holdings Ltd.	12,471,500	12,809
^	Zoomlion Heavy Industry Science and Technology Co. Ltd.	26,004,179	12,682
	China BlueChemical Ltd.	35,255,405	12,598
^	China Hongqiao Group Ltd.	16,294,256	12,526
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	3,903,287	12,323
^	Beijing Jingneng Clean Energy Co. Ltd.	27,334,000	12,259
	Weifu High-Technology Group Co. Ltd. Class B	3,047,253	11,557
*,^	China Yurun Food Group Ltd.	26,658,149	11,536
^	Huishang Bank Corp. Ltd.	26,849,380	11,510
	CSG Holding Co. Ltd. Class B	15,656,152	11,496
*,^	China Eastern Airlines Corp. Ltd.	30,124,000	11,452
	Shenzhen Investment Ltd.	38,528,000	11,284
	China Southern Airlines Co. Ltd.	31,578,000	11,066
	China Dongxiang Group Co. Ltd.	58,591,000	10,896
*,^	Li Ning Co. Ltd.	20,171,500	10,685
*	Hopson Development Holdings Ltd.	11,714,000	10,401
	Guangshen Railway Co. Ltd.	24,082,000	10,334
*,^,2	Tianhe Chemicals Group Ltd.	57,406,542	9,992
	Shenzhen Expressway Co. Ltd.	14,818,000	9,481
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	4,600,075	9,476
^	CIMC Enric Holdings Ltd.	9,413,713	9,461
^	Dongfang Electric Corp. Ltd.	5,527,630	9,373
*	BOE Technology Group Co. Ltd. Class B	28,217,600	9,260
	Guangdong Electric Power Development Co. Ltd. Class B	13,330,537	8,647
*,^	Maanshan Iron & Steel Co. Ltd.	31,848,000	8,385
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	18,121,057	8,156
^	Zhaojin Mining Industry Co. Ltd.	15,306,000	8,090
	Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. Class B	4,293,029	7,848
	Dazhong Transportation Group Co. Ltd. Class B	11,357,506	7,746
*,^	Renhe Commercial Holdings Co. Ltd.	192,308,000	7,743
^	Guangzhou Shipyard International Co. Ltd.	4,292,000	7,604
	Wumart Stores Inc.	8,436,000	7,361
	Sichuan Expressway Co. Ltd.	18,632,000	7,203

29

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
^	Harbin Electric Co. Ltd.	11,938,000	7,198
^	Bosideng International Holdings Ltd.	47,322,000	7,058
	China Merchants Property Development Co. Ltd. Class B	4,178,770	6,990
*,^	CITIC Resources Holdings Ltd.	50,156,000	6,986
	Jiangling Motors Corp. Ltd. Class B	1,720,246	6,710
	Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	8,368,815	6,549
	Anhui Expressway Co. Ltd.	10,678,000	6,535
	Kingboard Laminates Holdings Ltd.	15,872,000	6,464
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	5,790,169	6,352
^	Sinotruk Hong Kong Ltd.	12,173,000	6,346
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	3,272,024	6,061
	Shandong Chenming Paper Holdings Ltd. Class B	12,036,985	5,883
^	Biostime International Holdings Ltd.	2,532,000	5,734
*,^	China Conch Venture Holdings Ltd.	2,633,500	5,518
	Anhui Gujing Distillery Co. Ltd. Class B	2,049,359	5,420
	Shanghai Bailian Group Co. Ltd. Class B	3,823,241	5,059
^	Tianjin Capital Environmental Protection Group Co. Ltd.	6,920,000	4,989
*,^	China Foods Ltd.	12,701,506	4,807
*	Shanghai Haixin Group Co. Class B	8,925,019	4,750
^	China Machinery Engineering Corp.	8,117,639	4,604
	Beijing North Star Co. Ltd.	14,830,000	4,472
	Shenzhen Chiwan Wharf Holdings Ltd. Class B	2,595,918	4,471
*,^	Sinofert Holdings Ltd.	28,510,000	4,426
	Foshan Electrical and Lighting Co. Ltd. Class B	4,592,770	4,341
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	8,649,032	4,169
	China National Materials Co. Ltd.	18,333,000	4,156
*,^	Lianhua Supermarket Holdings Co. Ltd.	7,696,000	3,819
	Double Coin Holdings Ltd. Class B	5,030,634	3,783
*	Huadian Energy Co. Ltd. Class B	9,190,269	3,768
*,^	Sany Heavy Equipment International Holdings Co. Ltd.	16,931,000	3,753
	Shandong Chenming Paper Holdings Ltd.	7,243,000	3,350
	Bengang Steel Plates Co. Class B	8,157,311	3,019
	Jinzhou Port Co. Ltd. Class B	4,698,200	2,067
*	China Taiping Insurance Holdings Rights Exp. 11/18/14	3,138,598	1,922
*,^	Agile Property Holdings Ltd Rights Exp. 11/11/2014	2,988,543	196
			14,365,430
Colombia (1.0%)
	Bancolombia SA ADR	1,690,609	95,638
	Grupo de Inversiones Suramericana SA	4,388,341	91,243
^	Ecopetrol SA ADR	2,308,158	61,859
	Ecopetrol SA	46,009,752	61,495
	Almacenes Exito SA	4,184,397	59,019
	Cementos Argos SA	7,620,419	38,889
	Grupo de Inversiones Suramericana SA Preference Shares	1,843,123	37,158
	Corp Financiera Colombiana SA	1,870,701	36,823
	Grupo Aval Acciones y Valores Preference Shares	52,599,038	35,663
*	Cemex Latam Holdings SA	3,101,091	27,672
	Interconexion Electrica SA ESP	6,219,219	26,600
	Bancolombia SA Preference Shares	1,663,227	23,378
	Isagen SA ESP	15,437,152	20,333
	Grupo Aval Acciones y Valores ADR	751,667	10,132
			625,902
Czech Republic (0.2%)
	CEZ AS	3,009,647	83,230
	Komercni banka as	284,766	61,029
	O2 Czech Republic AS	1,200,734	13,409
			157,668
Egypt (0.1%)
	Commercial International Bank Egypt SAE	5,905,777	39,878
*	Global Telecom Holding SAE GDR	9,175,935	27,580
	Talaat Moustafa Group	4,865,350	7,152
*	Egyptian Financial Group-Hermes Holding	1,670,792	3,930
	Telecom Egypt Co.	1,469,725	2,813

30

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
* Egypt Kuwait Holding Co. SAE	3,121,009	2,750
* Juhayna Food Industries	409,700	547
Sidi Kerir Petrochemicals Co.	111,813	279
* Ezz Steel	73,118	167
* Global Telecom Holding SAE	86,144	52
* ElSwedy Electric Co.	2,095	13
		85,161
Hungary (0.2%)
OTP Bank plc	3,520,730	58,334
MOL Hungarian Oil & Gas plc	874,138	41,654
Richter Gedeon Nyrt	2,615,493	39,917
* Magyar Telekom Telecommunications plc	7,895,169	10,917
		150,822
India (11.4%)
Infosys Ltd.	8,702,741	578,408
Housing Development Finance Corp.	28,612,618	515,946
Reliance Industries Ltd.	29,119,043	474,447
Tata Consultancy Services Ltd.	8,622,502	369,823
ICICI Bank Ltd.	10,688,564	283,536
Oil & Natural Gas Corp. Ltd.	37,691,561	251,514
ITC Ltd.	35,380,537	204,993
Sun Pharmaceutical Industries Ltd.	14,340,744	197,421
HDFC Bank Ltd.	12,496,982	185,810
Hindustan Unilever Ltd.	13,256,774	159,397
Tata Motors Ltd.	17,768,036	157,333
Bharti Airtel Ltd.	23,970,597	155,711
* Axis Bank Ltd.	21,074,626	151,061
HCL Technologies Ltd.	4,916,466	128,848
HDFC Bank Ltd. ADR	2,379,160	124,739
Mahindra & Mahindra Ltd.	5,707,307	121,398
State Bank of India	2,701,276	119,098
Larsen & Toubro Ltd.	4,111,678	110,827
Sesa Sterlite Ltd.	24,809,148	104,265
Kotak Mahindra Bank Ltd.	5,633,519	102,584
NTPC Ltd.	37,036,837	90,527
Tech Mahindra Ltd.	2,075,314	85,437
Hero MotoCorp Ltd.	1,455,434	73,058
Coal India Ltd.	11,983,014	72,801
Idea Cellular Ltd.	26,404,659	70,576
Power Grid Corp. of India Ltd.	28,809,592	68,404
Cipla Ltd.	6,213,125	67,921
Maruti Suzuki India Ltd.	1,197,728	65,434
Asian Paints Ltd.	5,607,238	60,468
Bajaj Auto Ltd.	1,339,987	56,977
IndusInd Bank Ltd.	4,626,435	54,306
Lupin Ltd.	2,429,167	54,124
Ultratech Cement Ltd.	1,257,156	52,487
* United Spirits Ltd.	1,163,786	52,458
Wipro Ltd. ADR	4,211,422	51,379
Zee Entertainment Enterprises Ltd.	8,549,099	48,259
GAIL India Ltd.	5,603,206	48,249
Dr Reddy's Laboratories Ltd. ADR	913,517	47,768
Bharat Heavy Electricals Ltd.	11,282,235	47,152
JSW Steel Ltd.	2,262,399	46,641
Wipro Ltd.	4,905,628	45,252
Nestle India Ltd.	421,560	43,211
Adani Ports & Special Economic Zone Ltd.	9,103,605	42,343
Yes Bank Ltd.	3,775,068	42,150
Ambuja Cements Ltd.	11,242,180	41,891
Hindalco Industries Ltd.	15,392,872	41,027
Bharti Infratel Ltd.	8,443,949	40,538
Cairn India Ltd.	8,678,286	40,299
NMDC Ltd.	14,329,271	40,075
Adani Enterprises Ltd.	5,026,367	39,631

31

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
Bharat Petroleum Corp. Ltd.	3,288,680	39,252
Aurobindo Pharma Ltd.	2,458,068	38,766
IDFC Ltd.	14,651,245	37,363
Godrej Consumer Products Ltd.	2,358,748	37,229
Shriram Transport Finance Co. Ltd.	2,364,497	36,744
Tata Steel Ltd.	4,417,917	35,635
Dabur India Ltd.	9,585,909	35,525
Indian Oil Corp. Ltd.	5,846,258	35,034
Dr Reddy's Laboratories Ltd.	657,542	33,930
Rural Electrification Corp. Ltd.	6,564,335	32,278
* Reliance Communications Ltd.	18,585,348	32,129
Tata Power Co. Ltd.	18,427,856	28,292
Power Finance Corp. Ltd.	6,004,104	27,660
Motherson Sumi Systems Ltd.	3,884,715	26,800
Titan Co. Ltd.	4,071,289	26,208
Reliance Infrastructure Ltd.	2,445,879	25,376
Eicher Motors Ltd.	118,952	24,989
Bank of Baroda	1,598,387	24,237
Shree Cement Ltd.	162,470	24,121
Glenmark Pharmaceuticals Ltd.	2,044,030	23,937
* Ranbaxy Laboratories Ltd.	2,307,347	23,798
Oil India Ltd.	2,262,455	23,624
Oracle Financial Services Software Ltd.	420,250	23,406
Mahindra & Mahindra Financial Services Ltd.	4,800,335	23,148
Divi's Laboratories Ltd.	756,954	23,121
Cadila Healthcare Ltd.	1,005,679	23,002
ACC Ltd.	931,152	22,733
Grasim Industries Ltd.	395,108	22,572
Siemens Ltd.	1,554,999	22,111
Bharat Forge Ltd.	1,653,671	21,895
Piramal Enterprises Ltd.	1,648,442	21,581
Steel Authority of India Ltd.	14,949,220	20,227
Punjab National Bank	1,275,105	19,327
GlaxoSmithKline Consumer Healthcare Ltd.	213,341	19,219
ABB India Ltd.	990,860	18,938
Jindal Steel & Power Ltd.	6,865,531	18,087
Reliance Capital Ltd.	2,239,218	17,363
Colgate-Palmolive India Ltd.	612,668	16,929
DLF Ltd.	8,263,131	16,779
Aditya Birla Nuvo Ltd.	590,709	16,190
Castrol India Ltd.	2,371,598	16,011
GlaxoSmithKline Pharmaceuticals Ltd.	358,182	15,854
United Breweries Ltd.	1,307,675	14,869
Cummins India Ltd.	1,230,639	14,655
Bharat Electronics Ltd.	383,327	13,006
* Reliance Power Ltd.	10,402,661	12,933
Hindustan Petroleum Corp. Ltd.	1,462,903	12,822
Bajaj Holdings & Investment Ltd.	540,944	12,376
Hindustan Zinc Ltd.	4,194,149	11,709
Mphasis Ltd.	1,612,193	10,535
GMR Infrastructure Ltd.	28,769,221	10,260
Bank of India	2,191,539	10,207
Crompton Greaves Ltd.	3,276,954	10,057
JSW Energy Ltd.	7,621,660	10,051
* Jaiprakash Associates Ltd.	18,998,839	9,726
* Ashok Leyland Ltd.	12,710,004	9,612
NHPC Ltd.	28,298,668	9,516
Exide Industries Ltd.	3,698,215	9,491
Canara Bank	1,388,928	9,116
Tata Communications Ltd.	1,384,211	9,077
Sun TV Network Ltd.	1,468,839	7,810
* Adani Power Ltd.	9,937,014	7,767
Union Bank of India	2,030,318	7,477
Wockhardt Ltd.	606,493	7,474

32

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
* Unitech Ltd.	21,923,879	7,465
IDBI Bank Ltd.	5,806,899	6,698
Torrent Power Ltd.	2,409,638	6,460
Godrej Industries Ltd.	1,291,352	6,343
* Essar Oil Ltd.	3,173,339	6,289
Tata Chemicals Ltd.	846,380	5,626
Oriental Bank of Commerce	1,194,783	5,567
Great Eastern Shipping Co. Ltd.	777,407	5,082
* Mangalore Refinery & Petrochemicals Ltd.	3,711,949	3,587
State Bank of India GDR	39,524	3,474
Corp Bank	482,151	2,658
		7,489,217
Indonesia (2.8%)
Bank Central Asia Tbk PT	229,335,224	248,126
Telekomunikasi Indonesia Persero Tbk PT	943,129,805	216,475
Astra International Tbk PT	375,671,700	213,226
Bank Rakyat Indonesia Persero Tbk PT	200,665,000	184,437
Bank Mandiri Persero Tbk PT	174,486,780	149,747
Perusahaan Gas Negara Persero Tbk PT	201,552,604	99,298
Semen Indonesia Persero Tbk PT	55,405,404	73,792
Bank Negara Indonesia Persero Tbk PT	139,844,461	68,913
Kalbe Farma Tbk PT	387,374,490	54,674
Unilever Indonesia Tbk PT	21,341,630	53,719
Indocement Tunggal Prakarsa Tbk PT	24,803,031	49,955
Charoen Pokphand Indonesia Tbk PT	137,596,932	47,844
Indofood Sukses Makmur Tbk PT	83,215,796	47,057
United Tractors Tbk PT	28,187,901	43,503
Gudang Garam Tbk PT	8,520,780	40,735
Tower Bersama Infrastructure Tbk PT	36,098,800	26,628
XL Axiata Tbk PT	55,911,724	25,571
Adaro Energy Tbk PT	232,928,680	22,132
Media Nusantara Citra Tbk PT	91,572,250	21,236
Bank Danamon Indonesia Tbk PT	60,548,524	21,213
Indofood CBP Sukses Makmur Tbk PT	22,077,100	20,219
Jasa Marga Persero Tbk PT	37,870,600	20,118
Surya Citra Media Tbk PT	69,626,400	19,667
Tambang Batubara Bukit Asam Persero Tbk PT	16,558,825	17,758
Indo Tambangraya Megah Tbk PT	7,611,300	13,346
Global Mediacom Tbk PT	76,543,289	12,420
Astra Agro Lestari Tbk PT	6,170,980	12,101
Vale Indonesia Tbk PT	36,331,927	11,530
* Indosat Tbk PT	21,734,273	6,586
Aneka Tambang Persero Tbk PT	61,919,500	4,973
		1,846,999
Malaysia (4.8%)
Public Bank Bhd. (Local)	57,052,700	321,970
Malayan Banking Bhd.	80,207,588	236,555
Axiata Group Bhd.	92,820,894	199,490
CIMB Group Holdings Bhd.	98,158,148	194,125
Sime Darby Bhd.	58,382,813	172,084
DiGi.Com Bhd.	69,943,750	132,328
Genting Bhd.	41,069,290	122,179
Tenaga Nasional Bhd.	26,070,807	105,907
IOI Corp. Bhd.	69,965,278	104,033
Petronas Gas Bhd.	14,872,296	102,028
Petronas Chemicals Group Bhd.	54,376,322	101,899
Maxis Bhd.	49,205,550	101,115
IHH Healthcare Bhd.	50,184,676	75,570
SapuraKencana Petroleum Bhd.	71,713,962	74,875
Genting Malaysia Bhd.	55,733,590	73,150
Kuala Lumpur Kepong Bhd.	9,885,812	69,120
AMMB Holdings Bhd.	32,903,458	67,896
Gamuda Bhd.	37,265,216	57,976
MISC Bhd.	27,523,591	57,813

33

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
British American Tobacco Malaysia Bhd.	2,695,287	57,015
PPB Group Bhd.	11,079,408	53,325
IJM Corp. Bhd.	23,534,850	49,568
YTL Corp. Bhd.	97,771,356	49,357
Hong Leong Bank Bhd.	10,376,405	46,117
Telekom Malaysia Bhd.	20,558,840	45,249
UMW Holdings Bhd.	12,491,420	44,482
Felda Global Ventures Holdings Bhd.	33,895,357	37,732
RHB Capital Bhd.	12,876,835	34,454
Petronas Dagangan Bhd.	5,442,000	33,847
Alliance Financial Group Bhd.	21,841,817	31,936
2 Astro Malaysia Holdings Bhd.	30,989,400	31,099
Bumi Armada Bhd.	64,480,690	30,793
Malaysia Airports Holdings Bhd.	13,161,100	28,941
IOI Properties Group Bhd.	33,167,738	27,855
Lafarge Malaysia Bhd.	8,301,820	26,449
YTL Power International Bhd.	52,590,068	25,433
Hong Leong Financial Group Bhd.	4,130,700	22,738
Berjaya Sports Toto Bhd.	16,636,255	18,191
AirAsia Bhd.	22,211,548	16,987
KLCCP Stapled Group	7,935,900	16,595
UEM Sunrise Bhd.	28,209,500	16,221
SP Setia Bhd Group	15,916,024	16,034
MMC Corp. Bhd.	14,997,900	12,115
* Parkson Holdings Bhd.	12,686,899	9,734
Malaysia Marine and Heavy Engineering Holdings Bhd.	9,005,535	6,259
		3,158,639
Mexico (6.0%)
America Movil SAB de CV	549,659,191	670,632
Fomento Economico Mexicano SAB de CV	39,648,552	381,344
Grupo Televisa SAB	48,661,052	351,671
* Cemex SAB de CV	220,563,803	271,728
Grupo Financiero Banorte SAB de CV	41,728,351	267,700
Grupo Mexico SAB de CV Class B	72,941,065	250,625
Wal-Mart de Mexico SAB de CV	103,105,530	238,350
Alfa SAB de CV Class A	52,976,120	168,808
Fibra Uno Administracion SA de CV	41,848,269	145,438
Grupo Financiero Inbursa SAB de CV	38,698,415	116,214
Grupo Bimbo SAB de CV Class A	35,035,210	102,481
Mexichem SAB de CV	21,014,035	85,968
Coca-Cola Femsa SAB de CV	7,678,370	81,007
Grupo Financiero Santander Mexico SAB de CV Class B	28,014,162	74,642
Grupo Aeroportuario del Sureste SAB de CV Class B	4,326,220	57,834
Industrias Penoles SAB de CV	2,367,560	53,135
Grupo Carso SAB de CV	9,141,254	52,229
* Promotora y Operadora de Infraestructura SAB de CV	3,660,133	50,280
Compartamos SAB de CV	21,190,629	47,193
Grupo Aeroportuario del Pacifico SAB de CV Class B	6,301,700	42,875
Kimberly-Clark de Mexico SAB de CV Class A	16,831,652	38,960
* Genomma Lab Internacional SAB de CV Class B	14,815,618	37,396
* Gruma SAB de CV Class B	3,096,731	34,101
Arca Continental SAB de CV	5,150,506	33,168
* OHL Mexico SAB de CV	11,597,700	32,641
Controladora Comercial Mexicana SAB de CV	8,244,000	32,300
Grupo Elektra SAB DE CV	684,655	25,413
Infraestructura Energetica Nova SAB de CV	4,062,620	24,865
Grupo Lala SAB de CV	8,471,900	19,440
Grupo Comercial Chedraui SA de CV	5,410,800	19,033
* Industrias CH SAB de CV Class B	3,242,698	17,569
* Minera Frisco SAB de CV	9,690,576	17,242
Organizacion Soriana SAB de CV Class B	4,640,944	15,167
* Industrias Bachoco SAB de CV Class B	2,973,700	15,127
Grupo Sanborns SAB de CV	8,569,888	13,714
Alpek SAB de CV	6,240,321	11,038

34

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
	Concentradora Fibra Danhos SA de CV	3,785,800	9,598
			3,906,926
Morocco (0.0%)
	Douja Promotion Groupe Addoha SA	409,761	2,275

Peru (0.3%)
	Credicorp Ltd.	605,903	97,550
	Credicorp Ltd. XLIM	357,268	57,163
	Cia de Minas Buenaventura SAA ADR	3,348,913	30,810
	Volcan Cia Minera SAA Class B	25,713,503	7,478
	Cia de Minas Buenaventura SAA	461,011	5,268
	Grana y Montero SAA	1,587,702	4,318
			202,587
Philippines (1.7%)
	Philippine Long Distance Telephone Co.	1,622,365	113,238
	SM Investments Corp.	6,015,829	104,998
	Ayala Land Inc.	107,583,629	80,270
	Universal Robina Corp.	16,334,270	67,860
	Ayala Corp.	4,265,017	65,562
	Bank of the Philippine Islands	30,318,315	64,180
	BDO Unibank Inc.	26,965,882	58,876
	JG Summit Holdings Inc.	39,545,200	56,204
	SM Prime Holdings Inc.	142,020,597	55,516
	Aboitiz Equity Ventures Inc.	40,854,430	47,949
	Alliance Global Group Inc.	77,330,634	44,258
	International Container Terminal Services Inc.	15,966,900	41,759
	Metropolitan Bank & Trust Co.	20,400,909	37,495
	Manila Electric Co.	5,852,156	34,303
	Jollibee Foods Corp.	7,632,909	33,617
	GT Capital Holdings Inc.	1,296,680	29,248
	Aboitiz Power Corp.	30,255,626	27,892
	DMCI Holdings Inc.	76,491,450	27,610
	Globe Telecom Inc.	564,368	21,184
	Energy Development Corp.	116,837,153	20,093
*	Bloomberry Resorts Corp.	55,926,272	19,501
	San Miguel Corp.	11,799,546	19,084
	LT Group Inc.	51,063,827	16,225
	Petron Corp.	36,852,300	9,706
	Emperador Inc.	34,000,000	8,084
*	Travellers International Hotel Group Inc.	28,774,400	6,164
			1,110,876
Poland (1.9%)
	Powszechna Kasa Oszczednosci Bank Polski SA	16,052,881	178,529
	Powszechny Zaklad Ubezpieczen SA	1,049,705	157,444
	Bank Pekao SA	2,422,829	126,768
	KGHM Polska Miedz SA	2,567,946	99,090
	PGE SA	14,118,608	92,650
^	Polski Koncern Naftowy Orlen SA	5,911,313	73,634
	LPP SA	23,791	71,003
	Bank Zachodni WBK SA	528,254	59,858
	Polskie Gornictwo Naftowe i Gazownictwo SA	34,186,225	51,065
	Energa SA	5,852,530	43,487
	Orange Polska SA	12,854,630	38,559
^	mBank	241,370	35,729
	Tauron Polska Energia SA	20,437,260	31,926
	Cyfrowy Polsat SA	3,989,590	30,530
	ING Bank Slaski SA	604,180	25,019
	Bank Handlowy w Warszawie SA	629,231	21,261
	Enea SA	4,088,216	19,434
*	Alior Bank SA	847,344	18,818
	Bank Millennium SA	7,463,478	18,505
*,^	Getin Noble Bank SA	21,355,869	16,491
^	Eurocash SA	1,380,633	13,612
	Synthos SA	8,403,798	10,437

35

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
*,^	Jastrzebska Spolka Weglowa SA	1,017,885	8,750
			1,242,599
Russia (4.9%)
	Gazprom OAO ADR	59,342,737	393,852
	Sberbank of Russia	193,804,608	343,594
	Magnit PJSC GDR	5,117,582	343,321
	Lukoil OAO ADR	5,891,020	289,639
	Gazprom OAO	83,276,983	274,028
	Lukoil OAO	2,971,958	146,512
	NOVATEK OAO GDR	1,248,639	134,210
	Mobile Telesystems OJSC ADR	9,250,540	132,283
	MMC Norilsk Nickel OJSC ADR	5,723,343	106,681
	Tatneft OAO ADR	2,963,880	105,777
	NOVATEK OAO	8,525,751	87,647
	Rosneft OAO GDR	15,019,095	83,765
	Surgutneftegas OAO ADR	10,543,349	69,471
	Uralkali OJSC	18,592,129	66,577
	AK Transneft OAO Preference Shares	28,290	61,832
	MMC Norilsk Nickel OJSC	309,853	57,881
	Tatneft OAO	8,951,972	54,231
	VTB Bank OJSC	58,129,231,072	54,075
	Rostelecom OJSC	18,698,858	46,627
	MegaFon OAO GDR	1,717,399	40,180
	RusHydro JSC	2,341,602,363	37,730
	Rosneft OAO	6,628,175	36,976
2	VTB Bank OJSC GDR	18,988,746	35,941
	Moscow Exchange MICEX-RTS OAO	25,514,500	34,412
	Severstal OAO	2,534,129	26,939
	Sistema JSFC GDR	2,602,211	21,065
	Novolipetsk Steel OJSC GDR	1,641,380	21,035
	Surgutneftegas OAO	27,603,149	18,483
	E.ON Russia JSC	297,929,779	17,311
	PhosAgro OAO GDR	1,428,779	15,300
	LSR Group GDR	3,494,727	10,225
*	Inter RAO JSC	41,677,450,909	9,171
	TMK OAO GDR	1,071,403	8,404
	Aeroflot - Russian Airlines OJSC	9,430,172	8,378
	Sberbank of Russia ADR	1,054,192	8,019
*	Pharmstandard OJSC GDR	615,042	7,681
*	Magnitogorsk Iron & Steel Works OJSC	30,882,788	6,763
	Federal Grid Co. Unified Energy System JSC	5,323,286,228	6,655
	Severstal OAO GDR	606,752	6,418
*	Rosseti JSC	407,033,605	4,894
	Rostelecom OJSC ADR	226,489	3,367
	Mobile Telesystems OJSC	95,358	565
	Novolipetsk Steel OJSC	82,970	107
			3,238,022
South Africa (9.3%)
	Naspers Ltd.	6,632,456	824,409
	MTN Group Ltd.	32,214,400	713,106
	Sasol Ltd.	10,141,282	506,677
	Standard Bank Group Ltd.	22,468,709	282,881
	FirstRand Ltd.	60,868,326	260,447
	Steinhoff International Holdings Ltd.	46,238,990	236,552
	Sanlam Ltd.	32,742,193	206,737
	Remgro Ltd.	8,970,374	205,874
	Aspen Pharmacare Holdings Ltd.	5,690,966	203,164
	Bidvest Group Ltd.	5,971,771	164,144
	Woolworths Holdings Ltd.	17,072,488	121,401
	Shoprite Holdings Ltd.	8,079,011	116,973
	Barclays Africa Group Ltd.	5,984,507	94,563
	Growthpoint Properties Ltd.	38,993,656	94,535
	Mr Price Group Ltd.	4,268,361	88,354
	Netcare Ltd.	28,112,269	85,032

36

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
	Tiger Brands Ltd.	2,780,554	83,567
	Nedbank Group Ltd.	3,790,567	82,552
^	Vodacom Group Ltd.	6,114,762	74,235
*	Impala Platinum Holdings Ltd.	9,747,246	71,004
	Mediclinic International Ltd.	7,741,867	69,178
	RMB Holdings Ltd.	12,304,151	68,348
	Life Healthcare Group Holdings Ltd.	17,223,306	65,069
*	AngloGold Ashanti Ltd.	7,477,992	62,605
	Imperial Holdings Ltd.	3,313,876	57,116
	Truworths International Ltd.	7,943,780	54,345
	Discovery Ltd.	5,712,907	52,004
	MMI Holdings Ltd./South Africa	19,171,920	49,013
	Gold Fields Ltd.	14,422,180	46,997
	Brait SE	6,202,085	46,600
	Nampak Ltd.	11,079,193	45,188
	Foschini Group Ltd.	3,787,611	42,818
	Investec Ltd.	4,664,599	42,581
	Coronation Fund Managers Ltd.	4,887,303	42,338
*	Sappi Ltd.	10,304,469	40,728
	SPAR Group Ltd.	3,314,067	38,798
	AVI Ltd.	5,908,667	38,502
	Mondi Ltd.	2,196,845	36,708
	Barloworld Ltd.	4,183,507	36,325
*	Anglo American Platinum Ltd.	1,139,993	35,950
*	Telkom SA SOC Ltd.	5,948,381	31,562
	Capital Property Fund	25,579,277	29,701
^	Capitec Bank Holdings Ltd.	1,120,389	29,547
	Clicks Group Ltd.	4,244,431	28,906
	Tongaat Hulett Ltd.	2,056,499	27,157
^	Kumba Iron Ore Ltd.	1,057,301	26,426
	Sibanye Gold Ltd.	13,838,846	25,973
^	Exxaro Resources Ltd.	2,477,101	25,812
	Aeci Ltd.	2,135,394	23,909
	PPC Ltd.	8,802,091	23,612
	Massmart Holdings Ltd.	2,105,120	22,728
	Omnia Holdings Ltd.	1,137,163	22,694
	African Rainbow Minerals Ltd.	1,826,918	22,529
	Liberty Holdings Ltd.	1,933,820	22,386
^	Pick n Pay Stores Ltd.	4,192,502	20,276
*	Northam Platinum Ltd.	6,294,333	19,649
	Sun International Ltd./South Africa	1,659,112	18,573
	Grindrod Ltd.	7,988,924	16,365
	DataTec Ltd.	3,223,676	16,234
	Murray & Roberts Holdings Ltd.	7,689,906	15,800
	Reunert Ltd.	2,914,590	15,376
	JSE Ltd.	1,569,818	15,316
*	Attacq Ltd.	7,847,370	15,291
*	Aveng Ltd.	7,516,057	13,809
	PSG Group Ltd.	1,314,030	13,702
	Assore Ltd.	649,711	12,072
*,^	Adcock Ingram Holdings Ltd.	2,673,588	12,008
*	Harmony Gold Mining Co. Ltd.	7,334,078	11,997
	Santam Ltd.	638,217	11,821
	Wilson Bayly Holmes-Ovcon Ltd.	913,387	10,769
	Pick n Pay Holdings Ltd.	4,939,595	10,368
	Illovo Sugar Ltd.	4,201,098	10,059
*	ArcelorMittal South Africa Ltd.	2,984,502	8,850
*	Royal Bafokeng Platinum Ltd.	1,129,971	5,991
	Fountainhead Property Trust	7,954,366	5,841
	African Bank Investments Ltd.	23,997,414	674
			6,131,201

37

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
Spain (0.1%)
Banco Santander SA ADR	6,560,603	57,537

Taiwan (13.7%)
Taiwan Semiconductor Manufacturing Co. Ltd.	248,721,845	1,073,591
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	38,585,778	849,659
Hon Hai Precision Industry Co. Ltd.	232,014,722	734,263
MediaTek Inc.	26,697,192	390,604
Cathay Financial Holding Co. Ltd.	147,757,966	244,339
Delta Electronics Inc.	37,799,245	231,483
Fubon Financial Holding Co. Ltd.	135,182,336	229,038
Nan Ya Plastics Corp.	106,243,253	220,901
Formosa Plastics Corp.	91,535,616	212,594
China Steel Corp.	231,132,385	199,304
Formosa Chemicals & Fibre Corp.	81,920,918	192,936
CTBC Financial Holding Co. Ltd.	274,992,691	192,903
Mega Financial Holding Co. Ltd.	185,562,340	153,934
Uni-President Enterprises Corp.	86,723,715	149,570
Asustek Computer Inc.	13,325,458	136,108
Largan Precision Co. Ltd.	1,850,135	130,338
Quanta Computer Inc.	49,330,165	124,144
^ Chunghwa Telecom Co. Ltd. ADR	3,798,264	115,239
Catcher Technology Co. Ltd.	13,392,463	113,494
Hotai Motor Co. Ltd.	7,631,000	112,171
Taiwan Mobile Co. Ltd.	31,019,796	100,668
Chunghwa Telecom Co. Ltd.	32,953,913	100,435
Yuanta Financial Holding Co. Ltd.	184,214,679	92,822
Taiwan Cement Corp.	59,740,877	91,376
China Development Financial Holding Corp.	263,454,649	84,705
First Financial Holding Co. Ltd.	136,383,074	83,947
Formosa Petrochemical Corp.	35,060,393	82,713
Cheng Shin Rubber Industry Co. Ltd.	34,128,883	79,760
Advanced Semiconductor Engineering Inc.	66,075,717	79,413
President Chain Store Corp.	10,440,647	78,401
Far Eastern New Century Corp.	72,992,983	76,762
Hua Nan Financial Holdings Co. Ltd.	129,287,992	76,605
Innolux Corp.	165,888,726	75,813
E.Sun Financial Holding Co. Ltd.	119,154,697	75,478
* Inotera Memories Inc.	47,149,000	72,931
Taishin Financial Holding Co. Ltd.	152,324,607	72,750
SinoPac Financial Holdings Co. Ltd.	162,092,524	70,419
Far EasTone Telecommunications Co. Ltd.	30,233,343	66,936
* HTC Corp.	13,908,925	62,978
Taiwan Cooperative Financial Holding Co. Ltd.	112,971,578	60,427
Advanced Semiconductor Engineering Inc. ADR	9,650,395	59,543
Compal Electronics Inc.	78,414,629	58,221
Pegatron Corp.	31,648,897	57,851
Asia Cement Corp.	44,093,529	56,898
United Microelectronics Corp. ADR	25,627,156	56,123
Lite-On Technology Corp.	39,831,458	55,975
Pou Chen Corp.	48,544,531	54,595
Novatek Microelectronics Corp.	10,439,817	54,140
Foxconn Technology Co. Ltd.	19,714,499	52,626
Wistron Corp.	43,232,136	45,622
AU Optronics Corp.	92,924,669	44,246
Advantech Co. Ltd.	6,271,619	43,754
United Microelectronics Corp.	98,295,970	43,512
Giant Manufacturing Co. Ltd.	5,348,721	43,334
Siliconware Precision Industries Co. ADR	5,814,503	41,457
Inventec Corp.	57,548,489	40,047
Shin Kong Financial Holding Co. Ltd.	127,481,185	38,746
Siliconware Precision Industries Co.	26,793,860	38,317
Teco Electric and Machinery Co. Ltd.	34,144,000	38,061
Chang Hwa Commercial Bank Ltd.	59,774,294	37,677

38

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
* Acer Inc.	49,457,905	34,059
Synnex Technology International Corp.	24,005,055	33,814
AU Optronics Corp. ADR	6,905,811	33,079
Chicony Electronics Co. Ltd.	10,657,090	30,684
Realtek Semiconductor Corp.	8,819,241	29,310
Epistar Corp.	15,932,732	28,896
TPK Holding Co. Ltd.	4,702,667	27,744
Taiwan Fertilizer Co. Ltd.	13,663,100	24,240
Yulon Motor Co. Ltd.	15,822,584	23,362
Vanguard International Semiconductor Corp.	14,701,000	22,122
* Walsin Lihwa Corp.	64,373,770	21,409
Formosa Taffeta Co. Ltd.	20,167,868	20,406
* Taiwan Business Bank	67,712,808	20,374
Taiwan Glass Industry Corp.	25,858,551	20,045
Unimicron Technology Corp.	24,433,754	18,826
* Evergreen Marine Corp. Taiwan Ltd.	31,757,969	18,773
Transcend Information Inc.	5,388,981	18,235
* China Airlines Ltd.	45,336,050	17,751
* Eva Airways Corp.	29,311,580	17,188
Wan Hai Lines Ltd.	21,347,450	15,798
Eternal Materials Co. Ltd.	15,175,697	15,251
* Macronix International	65,922,541	14,851
Capital Securities Corp.	42,749,422	13,809
Taiwan Secom Co. Ltd.	4,886,805	12,959
U-Ming Marine Transport Corp.	8,051,356	12,615
China Motor Corp.	13,248,000	12,075
* Yang Ming Marine Transport Corp.	26,115,195	11,957
Cheng Uei Precision Industry Co. Ltd.	7,007,473	11,707
Feng Hsin Iron & Steel Co.	9,121,310	11,328
Far Eastern International Bank	32,258,607	10,878
Oriental Union Chemical Corp.	13,231,000	10,086
YFY Inc.	22,827,000	9,511
President Securities Corp.	17,553,000	9,193
Cathay Real Estate Development Co. Ltd.	17,052,000	8,890
Ton Yi Industrial Corp.	13,761,000	8,382
* Nan Ya Printed Circuit Board Corp.	4,628,521	6,430
Yulon Nissan Motor Co. Ltd.	416,188	3,902
Waterland Financial Holdings Co. Ltd.	7,929,005	2,213
* Ya Hsin Industrial Co. Ltd.	5,306,018	—
		9,014,849
Thailand (3.0%)
* Advanced Info Service PCL (Local)	22,104,477	163,351
* Siam Commercial Bank PCL (Local)	29,067,857	158,596
* PTT Exploration and Production PCL (Local)	26,279,706	118,844
* CP ALL PCL (Local)	82,050,230	114,609
^ PTT PCL (Foreign)	8,606,737	97,496
* Kasikornbank PCL	12,816,700	93,011
* PTT PCL	7,365,400	83,205
Siam Cement PCL (Foreign)	5,249,617	73,398
Kasikornbank PCL (Foreign)	8,996,049	65,959
^ Intouch Holdings PCL	26,854,800	61,008
* Airports of Thailand PCL	8,059,900	59,872
* Bangkok Bank PCL (Local)	8,389,343	51,288
* Total Access Communication PCL (Local)	14,154,300	44,973
Big C Supercenter PCL	6,243,900	44,847
Krung Thai Bank PCL (Foreign)	62,294,151	42,433
* Bank of Ayudhya PCL (Local)	26,605,550	39,013
* TMB Bank PCL	408,412,900	38,636
PTT Global Chemical PCL	20,151,407	38,291
* Central Pattana PCL	24,856,828	36,815
* True Corp. PCL	98,997,400	35,852
* Bangkok Dusit Medical Services PCL	58,788,000	33,386
* BTS Group Holdings PCL	104,024,000	32,890
* Charoen Pokphand Foods PCL	32,922,400	31,588

39

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
*	Minor International PCL	28,645,300	30,891
	Charoen Pokphand Foods PCL (Foreign)	27,394,400	26,284
*	Electricity Generating PCL	4,678,300	24,703
*	Thai Oil PCL	15,645,400	21,493
*	Thai Union Frozen Products PCL	9,376,200	21,443
^	Glow Energy PCL (Foreign)	6,520,655	20,414
	Land & Houses PCL	63,407,380	19,941
*	Home Product Center PCL	67,833,450	19,366
*	PTT Global Chemical	10,061,100	19,278
*	Banpu PCL (Local)	20,700,500	18,082
*	Delta Electronics Thailand PCL	8,640,200	17,213
*	Siam City Cement PCL (Local)	1,332,283	17,180
	BEC World PCL (Foreign)	10,649,325	15,714
*,^	True Corp. PCL (Foreign)	42,285,523	15,069
^	Ratchaburi Electricity Generating Holding PCL	7,573,400	14,128
	Indorama Ventures PCL	19,164,164	14,061
*	Bangkok Life Assurance PCL	7,709,660	13,739
^	IRPC PCL (Foreign)	138,017,360	13,483
*	BEC World PCL	6,868,500	10,188
*	Berli Jucker PCL	6,992,100	9,767
*	IRPC PCL	59,920,600	6,293
*	Indorama Ventures	7,502,900	5,505
^	Siam Cement PCL NVDR	376,300	5,200
^	Bank of Ayudhya PCL	2,688,622	3,942
*	Thai Airways International PCL	8,863,100	3,898
*	Glow Energy PCL	916,900	2,835
	Bangkok Bank PCL (Foreign)	397,200	2,466
*	Krung Thai Bank PCL	3,189,500	2,281
	Intouch Holdings PCL (Foreign)	573,550	1,301
*	Indorama Ventures PCL Warrants Expire 8/24/2017	2,633,776	286
*	Indorama Ventures Warrants Expire 8/24/2018	2,025,981	180
*	Siam Cement PCL	11,600	160
			1,956,145
Turkey (1.9%)
	Turkiye Garanti Bankasi AS	39,008,606	152,291
	Akbank TAS	30,554,571	110,352
	BIM Birlesik Magazalar AS	4,247,673	96,960
*	Turkcell Iletisim Hizmetleri AS	14,933,782	86,661
	Turkiye Halk Bankasi AS	11,895,447	79,449
	Haci Omer Sabanci Holding AS (Bearer)	15,399,494	70,309
	Turkiye Is Bankasi	25,785,692	64,480
	KOC Holding AS	11,752,196	59,899
	Eregli Demir ve Celik Fabrikalari TAS	25,426,913	52,999
	Tupras Turkiye Petrol Rafinerileri AS	2,332,614	50,639
*	Anadolu Efes Biracilik Ve Malt Sanayii AS	3,708,479	43,332
	Turkiye Vakiflar Bankasi Tao	19,640,057	42,220
	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	37,050,237	41,663
	Yapi ve Kredi Bankasi AS	16,065,622	35,187
*	Turk Hava Yollari	10,005,218	32,733
	Coca-Cola Icecek AS	1,279,938	29,211
	Turk Telekomunikasyon AS	9,827,458	28,262
	TAV Havalimanlari Holding AS	2,770,147	23,219
	Enka Insaat ve Sanayi AS	8,332,822	20,135
	Ulker Biskuvi Sanayi AS	2,706,052	19,973
	Arcelik AS	3,201,446	19,625
*	Ford Otomotiv Sanayi AS	1,309,187	16,692
	Tofas Turk Otomobil Fabrikasi AS	2,236,263	14,007
	Turkiye Sise ve Cam Fabrikalari AS	8,905,381	13,520
	Aselsan Elektronik Sanayi Ve Ticaret AS	1,736,374	7,884
	Koza Altin Isletmeleri AS	800,427	5,168
			1,216,870
United Arab Emirates (1.0%)
	Emaar Properties PJSC	64,762,514	180,578
	First Gulf Bank PJSC	17,983,357	89,286

40

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2014

					Market
					Value
				Shares	($000)
	DP World Ltd.			3,013,862	57,746
	Abu Dhabi Commercial Bank PJSC			25,496,614	55,579
	Aldar Properties PJSC			57,645,357	51,625
*	Arabtec Holding Co.			39,365,338	46,833
	Union National Bank PJSC/Abu Dhabi			20,354,332	38,495
*	Emaar Malls Group PJSC			38,547,316	33,688
	Dubai Financial Market			35,604,782	27,283
	Dubai Islamic Bank PJSC			12,543,006	26,246
	Air Arabia PJSC			50,338,238	18,432
	Al Waha Capital PJSC			17,846,630	13,764
	Dubai Investments PJSC			12,173,581	10,485
*	Dana Gas PJSC			55,802,470	9,234
*	Deyaar Development PJSC			26,515,495	8,053
*	Union Properties PJSC			16,223,186	8,021
					675,348
Total Common Stocks (Cost $61,738,912)					65,395,254

		Coupon
Temporary Cash Investments (1.6%)[1]
Money Market Fund (1.6%)
3,4	Vanguard Market Liquidity Fund	0.114%		1,053,190,170	1,053,190

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
5,6	Federal Home Loan Bank Discount Notes	0.074%	12/5/14	6,100	6,100
5,6	Federal Home Loan Bank Discount Notes	0.033%	12/19/14	8,000	7,999
6,7	Freddie Mac Discount Notes	0.075%	2/3/15	5,000	4,999
					19,098
Total Temporary Cash Investments (Cost $1,072,289)					1,072,288
Total Investments (101.2%) (Cost $62,811,201)					66,467,542
Other Assets and Liabilities—Net (-1.2%)[4]					(778,699)
Net Assets (100%)					65,688,843

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $724,345,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.2%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2014, the aggregate value of these securities was $144,181,000, representing 0.2% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $781,627,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $12,999,000 have been segregated as initial margin for open futures contracts.
7 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.

41

© 2014 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA720 122014

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (99.3%)[1]
Australia (2.7%)
Commonwealth Bank of Australia	218,443	15,537
BHP Billiton Ltd.	437,570	13,060
Westpac Banking Corp.	418,565	12,870
Australia & New Zealand Banking Group Ltd.	371,651	10,999
National Australia Bank Ltd.	319,668	9,879
Wesfarmers Ltd.	151,712	5,916
Woolworths Ltd.	166,117	5,276
CSL Ltd.	68,773	4,869
Woodside Petroleum Ltd.	108,037	3,827
Rio Tinto Ltd.	59,436	3,171
Telstra Corp. Ltd.	577,543	2,868
Macquarie Group Ltd.	52,976	2,864
Brambles Ltd.	309,718	2,609
Suncorp Group Ltd.	167,669	2,169
* Scentre Group	672,681	2,105
AMP Ltd.	385,862	1,995
Insurance Australia Group Ltd.	337,537	1,943
Origin Energy Ltd.	148,735	1,874
QBE Insurance Group Ltd.	182,163	1,854
* Westfield Corp.	251,144	1,760
Transurban Group	234,884	1,688
Amcor Ltd.	159,015	1,646
Santos Ltd.	123,699	1,410
Orica Ltd.	66,241	1,207
Oil Search Ltd.	155,854	1,189
Aurizon Holdings Ltd.	282,479	1,169
Stockland	303,777	1,140
Goodman Group	229,659	1,125
* Newcrest Mining Ltd.	125,975	1,005
AGL Energy Ltd.	83,494	1,000
Lend Lease Group	71,585	990
Sonic Healthcare Ltd.	53,751	887
Ramsay Health Care Ltd.	17,555	810
GPT Group	212,876	774
ASX Ltd.	24,262	771
Dexus Property Group	716,711	766
Asciano Ltd.	134,573	745
Mirvac Group	463,213	734
APA Group	100,983	702
Toll Holdings Ltd.	136,282	683
Fortescue Metals Group Ltd.	212,343	659
Computershare Ltd.	60,416	655
Crown Resorts Ltd.	47,741	611
Bendigo & Adelaide Bank Ltd.	54,875	603
Seek Ltd.	39,750	583
Coca-Cola Amatil Ltd.	72,087	582
Tatts Group Ltd.	189,876	582
Novion Property Group	312,787	580
Incitec Pivot Ltd.	221,133	569
James Hardie Industries plc	50,767	558
Sydney Airport	142,401	554
WorleyParsons Ltd.	43,644	523
Challenger Ltd.	79,865	490
Aristocrat Leisure Ltd.	86,347	489
* Alumina Ltd.	329,802	476
Cochlear Ltd.	7,326	475
Caltex Australia Ltd.	16,745	459
Boral Ltd.	96,904	429
Bank of Queensland Ltd.	37,855	422
GUD Holdings Ltd.	66,582	421
DUET Group	193,504	420

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
	Federation Centres	160,596	386
	Echo Entertainment Group Ltd.	111,088	385
	Iluka Resources Ltd.	55,499	368
	Treasury Wine Estates Ltd.	85,094	349
	REA Group Ltd.	8,499	340
	carsales.com Ltd.	35,013	336
	IOOF Holdings Ltd.	38,924	311
	Flight Centre Travel Group Ltd.	8,140	301
	Tabcorp Holdings Ltd.	83,835	301
*	BlueScope Steel Ltd.	64,778	300
	ALS Ltd.	58,940	294
	Recall Holdings Ltd.	56,290	288
	Ansell Ltd.	16,247	285
	Primary Health Care Ltd.	69,027	284
	Metcash Ltd.	111,007	277
	Iress Ltd.	29,801	260
	Leighton Holdings Ltd.	12,925	251
	TPG Telecom Ltd.	37,753	242
	Navitas Ltd.	50,787	237
*	Australian Agricultural Co. Ltd.	187,667	232
	Harvey Norman Holdings Ltd.	69,041	232
*	AusNet Services	181,140	220
	Orora Ltd.	137,521	211
	Investa Office Fund	66,681	209
^	Reject Shop Ltd.	28,283	206
	Downer EDI Ltd.	48,744	204
	Cromwell Property Group	226,795	199
	DuluxGroup Ltd.	41,778	197
	GrainCorp Ltd. Class A	25,389	196
	Goodman Fielder Ltd.	343,854	194
*,^	Liquefied Natural Gas Ltd.	55,497	184
	JB Hi-Fi Ltd.	13,341	184
*	Qantas Airways Ltd.	120,248	179
	Qube Holdings Ltd.	79,502	172
	Perpetual Ltd.	4,177	172
	Seven West Media Ltd.	108,968	165
	Charter Hall Retail REIT	45,936	165
	Veda Group Ltd.	81,390	165
	Sims Metal Management Ltd.	16,417	162
	nib holdings Ltd.	54,642	158
	Domino's Pizza Enterprises Ltd.	6,516	156
	CSR Ltd.	51,050	156
	Mineral Resources Ltd.	20,222	152
	Aveo Group	83,081	152
*	Senex Energy Ltd.	319,614	151
	Fairfax Media Ltd.	209,633	151
	Sigma Pharmaceuticals Ltd.	209,696	144
	G8 Education Ltd.	32,202	142
*	UGL Ltd.	22,674	139
	Platinum Asset Management Ltd.	23,151	134
	Arrium Ltd.	450,831	134
	Beach Energy Ltd.	126,692	130
	Magellan Financial Group Ltd.	10,670	127
	SKILLED Group Ltd.	60,819	127
	OZ Minerals Ltd.	36,865	126
	Adelaide Brighton Ltd.	42,509	126
	Invocare Ltd.	11,763	126
	Slater & Gordon Ltd.	23,252	126
	Macquarie Atlas Roads Group	46,246	124
	Cardno Ltd.	24,848	122
	PanAust Ltd.	80,111	121
	Nine Entertainment Co. Holdings Ltd.	66,540	121
	Monadelphous Group Ltd.	10,830	120
	M2 Group Ltd.	16,981	118

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
	Seven Group Holdings Ltd.	19,431	117
	Nufarm Ltd.	26,632	117
	Myer Holdings Ltd.	66,718	114
	UXC Ltd.	147,016	108
	iiNET Ltd.	15,143	107
	Ardent Leisure Group	37,877	105
	Bradken Ltd.	29,923	102
	Transpacific Industries Group Ltd.	126,486	100
	Sirtex Medical Ltd.	4,360	100
	Charter Hall Group	25,616	99
	Super Retail Group Ltd.	15,235	99
*	Transfield Services Ltd.	57,532	97
*	Sirius Resources NL	35,090	96
	BWP Trust	43,367	96
*,^	Whitehaven Coal Ltd.	67,077	90
*	OzForex Group Ltd.	39,620	88
	Breville Group Ltd.	14,492	87
*,^	Mesoblast Ltd.	23,196	86
	Shopping Centres Australasia Property Group	53,266	85
	Western Areas Ltd.	21,942	84
	Greencross Ltd.	10,999	84
	Abacus Property Group	33,542	80
	Independence Group NL	19,752	79
	New Hope Corp. Ltd.	38,080	76
	Cover-More Group Ltd.	37,846	74
	SAI Global Ltd.	20,532	74
	GWA Group Ltd.	29,796	72
	Automotive Holdings Group Ltd.	21,030	71
	Sandfire Resources NL	13,952	69
	ARB Corp. Ltd.	5,897	68
	Technology One Ltd.	22,813	68
	Mermaid Marine Australia Ltd.	40,368	66
	Pact Group Holdings Ltd.	19,616	66
*	AWE Ltd.	42,522	66
	Wotif.com Holdings Ltd.	24,854	66
*	Roc Oil Co. Ltd.	107,049	65
	MACA Ltd.	54,308	63
	Premier Investments Ltd.	6,600	62
*	Vocus Communications Ltd.	11,921	62
*	APN News & Media Ltd.	91,628	61
*	Syrah Resources Ltd.	17,825	60
	Retail Food Group Ltd.	12,157	60
	STW Communications Group Ltd.	58,559	60
*	Sundance Energy Australia Ltd.	55,714	57
	GDI Property Group	75,397	57
	Hills Ltd.	48,111	57
	Cabcharge Australia Ltd.	13,013	57
	Astro Japan Property Group	14,510	57
	BT Investment Management Ltd.	9,562	53
*	Karoon Gas Australia Ltd.	19,935	52
	Evolution Mining Ltd.	96,551	51
	Amcom Telecommunications Ltd.	25,991	51
	Northern Star Resources Ltd.	51,507	48
	Platinum Capital Ltd.	30,543	47
	Tassal Group Ltd.	14,474	47
	Village Roadshow Ltd.	7,604	47
	Virtus Health Ltd.	7,125	47
	McMillan Shakespeare Ltd.	4,958	47
*	Ten Network Holdings Ltd.	229,769	46
	FlexiGroup Ltd.	14,142	45
	Cedar Woods Properties Ltd.	7,313	45
	Steadfast Group Ltd.	34,009	44
*	NEXTDC Ltd.	25,198	44
	RCR Tomlinson Ltd.	18,116	43

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
*	Energy Resources of Australia Ltd.	38,157	43
*	CuDeco Ltd.	35,034	43
	TFS Corp. Ltd.	31,364	43
	Mount Gibson Iron Ltd.	105,993	42
	Ainsworth Game Technology Ltd.	14,747	39
*	Mayne Pharma Group Ltd.	58,455	39
*	Regis Resources Ltd.	32,830	39
*	Horizon Oil Ltd.	149,601	39
	Southern Cross Media Group Ltd.	43,760	38
*	iProperty Group Ltd.	16,531	37
	Pacific Brands Ltd.	86,743	36
	Tox Free Solutions Ltd.	16,304	35
*	Saracen Mineral Holdings Ltd.	138,314	34
*	Tiger Resources Ltd.	135,207	31
*,^	Troy Resources Ltd.	60,145	30
*	Sundance Resources Ltd.	523,712	29
*	Linc Energy Ltd.	33,594	28
*	Macmahon Holdings Ltd.	314,164	27
	Acrux Ltd.	27,063	26
*	Buru Energy Ltd.	42,599	26
*,^	Lynas Corp. Ltd.	437,604	26
*	Energy World Corp. Ltd.	66,725	21
	Vocation Ltd.	23,074	18
	Atlas Iron Ltd.	61,964	18
*	Drillsearch Energy Ltd.	16,393	17
*	Beadell Resources Ltd.	77,976	17
	NRW Holdings Ltd.	24,486	16
*	Billabong International Ltd.	27,566	16
*	Resolute Mining Ltd.	53,798	15
*	Silex Systems Ltd.	27,204	14
*	Paladin Energy Ltd.	42,266	12
*	Perseus Mining Ltd.	41,674	11
	Ausdrill Ltd.	19,488	10
*	Boart Longyear Ltd.	41,694	9
*	Medusa Mining Ltd.	17,452	9
*	Silver Lake Resources Ltd.	36,487	8
			157,584
Austria (0.1%)
	Voestalpine AG	24,747	991
	Erste Group Bank AG	37,773	965
	OMV AG	20,897	658
*	IMMOFINANZ AG	133,520	404
	ANDRITZ AG	8,191	396
	Raiffeisen Bank International AG	14,948	321
	Wienerberger AG	20,167	244
	Atrium European Real Estate Ltd.	41,152	216
	Oesterreichische Post AG	4,318	211
	Vienna Insurance Group AG Wiener Versicherung Gruppe	4,320	208
	Schoeller-Bleckmann Oilfield Equipment AG	1,502	130
	BUWOG AG	6,676	123
	CA Immobilien Anlagen AG	6,058	116
^	Verbund AG	5,556	112
	Conwert Immobilien Invest SE	7,337	81
	Mayr Melnhof Karton AG	708	76
	Lenzing AG	1,176	68
	Flughafen Wien AG	734	67
	RHI AG	2,157	55
	Semperit AG Holding	1,094	54
	Telekom Austria AG	6,522	49
	Zumtobel Group AG	2,692	47

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
	Strabag SE	1,787	39
			5,631
Belgium (0.4%)
	Anheuser-Busch InBev NV	107,788	11,946
*	KBC Groep NV	37,227	1,999
	UCB SA	15,850	1,280
	Umicore SA	31,136	1,220
	Ageas	35,395	1,183
	Solvay SA Class A	7,853	1,071
	Delhaize Group SA	12,216	836
	Groupe Bruxelles Lambert SA	8,302	742
	Belgacom SA	17,144	647
	RTL Group SA	4,807	449
	Sofina SA	3,883	421
	Colruyt SA	8,235	375
	Ackermans & van Haaren NV	2,684	335
*	Telenet Group Holding NV	5,467	309
	bpost SA	11,796	292
	Cofinimmo SA	1,856	216
	Befimmo SA	2,451	189
	Cie d'Entreprises CFE	1,711	185
	Melexis NV	3,442	157
	EVS Broadcast Equipment SA	4,789	155
	Arseus NV	3,749	150
*,^	Nyrstar (Voting Shares)	42,132	142
	NV Bekaert SA	3,709	117
	D'ieteren SA/NV	3,123	113
*	Euronav NV	9,394	100
*	Mobistar SA	3,114	67
*	KBC Ancora	2,239	65
	Elia System Operator SA/NV	1,101	55
*	Tessenderlo Chemie NV (Voting Shares)	2,043	53
	Warehouses De Pauw SCA	739	53
*	RHJ International SA	9,317	51
	Barco NV	689	51
	Gimv NV	1,096	50
	Wereldhave Belgium NV	395	48
	Intervest Offices & Warehouses NV	1,679	46
*	AGFA-Gevaert NV	18,029	45
*,^	ThromboGenics NV	4,042	36
	Cie Maritime Belge SA	1,632	32
	Econocom Group SA/NV	3,691	24
			25,305
Brazil (1.0%)
	Itau Unibanco Holding SA Preference Shares	251,616	3,734
	BRF SA	111,824	2,913
	Petroleo Brasileiro SA Preference Shares	459,292	2,825
	Banco Bradesco SA ADR	185,091	2,773
	AMBEV SA	388,017	2,569
	Kroton Educacional SA	331,436	2,362
	Petroleo Brasileiro SA	363,846	2,144
	Banco Bradesco SA Preference Shares	127,670	1,923
	AMBEV SA ADR	248,813	1,662
	Itausa - Investimentos Itau SA Preference Shares	409,112	1,633
	Itau Unibanco Holding SA ADR	110,538	1,632
	Cielo SA	95,210	1,562
	Embraer SA ADR	35,446	1,370
	Banco do Brasil SA	118,393	1,325
	Vale SA Preference Shares	151,200	1,316
	Petroleo Brasileiro SA ADR	111,418	1,304
	Vale SA Class B ADR	107,224	1,082
	Ultrapar Participacoes SA	49,048	1,069
	BM&FBovespa SA	230,850	1,016
	BB Seguridade Participacoes SA	75,439	1,006

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
Vale SA	97,292	981
Vale SA Class B Pfd. ADR	108,535	951
Banco Bradesco SA	60,710	894
CCR SA	113,100	842
Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	19,065	798
* Banco Santander SA	245,400	753
Telefonica Brasil SA Preference Shares	36,480	746
Souza Cruz SA	51,900	419
Lojas Renner SA	14,000	419
Cia Energetica de Minas Gerais Preference Shares	72,400	416
WEG SA	33,961	401
BR Malls Participacoes SA	49,400	397
Tim Participacoes SA	70,700	384
JBS SA	84,398	376
Estacio Participacoes SA	32,200	373
Grupo BTG Pactual	29,300	371
* Qualicorp SA	34,800	354
* Fibria Celulose SA	28,600	346
Klabin SA	68,700	340
Cia de Saneamento Basico do Estado de Sao Paulo	42,500	333
Natura Cosmeticos SA	22,600	328
CETIP SA - Mercados Organizados	25,631	324
Tractebel Energia SA	23,500	320
Gerdau SA Preference Shares	68,900	309
Lojas Americanas SA Preference Shares	50,788	300
* Hypermarcas SA	42,212	295
Banco do Estado do Rio Grande do Sul SA Preference Shares	46,003	275
CPFL Energia SA	35,900	269
Braskem SA Preference Shares	36,298	266
Raia Drogasil SA	28,200	256
Petroleo Brasileiro SA ADR Type A	19,355	237
Localiza Rent a Car SA	16,000	231
* B2W Cia Digital	17,620	230
Totvs SA	15,600	227
M Dias Branco SA	5,800	225
Cia Energetica de Minas Gerais	35,922	218
Cia Energetica de Sao Paulo Preference Shares	21,185	209
* Oi SA Preference Shares	388,510	204
Cyrela Brazil Realty SA Empreendimentos e Participacoes	37,898	188
Odontoprev SA	51,300	185
Tim Participacoes SA ADR	6,700	184
Cia Siderurgica Nacional SA ADR	55,570	182
Cosan SA Industria e Comercio	12,900	180
Multiplan Empreendimentos Imobiliarios SA	8,600	178
MRV Engenharia e Participacoes SA	52,900	175
Sul America SA	31,909	169
Metalurgica Gerdau SA Preference Shares Class A	30,900	167
Bradespar SA Preference Shares	23,800	161
Cia Paranaense de Energia Preference Shares	11,500	161
Cia Hering	15,700	158
Gerdau SA ADR	34,726	157
Gerdau SA	41,200	153
Duratex SA	42,371	152
ALL - America Latina Logistica SA	52,200	143
Lojas Americanas SA	28,720	141
* Via Varejo SA	14,400	138
Linx SA	6,600	137
Suzano Papel e Celulose SA Preference Shares Class A	32,334	137
EcoRodovias Infraestrutura e Logistica SA	29,800	133
Porto Seguro SA	10,272	123
* PDG Realty SA Empreendimentos e Participacoes	240,800	119
Cia Energetica de Minas Gerais ADR	19,000	110
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A	6,800	109
Centrais Eletricas Brasileiras SA Preference Shares	28,700	109

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
Equatorial Energia SA	10,400	106
AES Tiete SA Preference Shares	13,700	104
* Usinas Siderurgicas de Minas Gerais SA Preference Shares	44,700	103
BR Properties SA	18,900	95
EDP - Energias do Brasil SA	23,600	92
Cia Siderurgica Nacional SA	25,900	86
* Oi SA	154,150	85
* Marfrig Global Foods SA	34,700	85
Marcopolo SA Preference Shares	49,400	85
Smiles SA	4,700	81
Sao Martinho SA	5,100	80
Diagnosticos da America SA	17,700	75
Transmissora Alianca de Energia Eletrica SA	10,127	75
Centrais Eletricas Brasileiras SA	26,900	67
Cia de Saneamento de Minas Gerais-COPASA	5,900	67
Arteris SA	10,500	65
* GAEC Educacao SA	4,964	63
Multiplus SA	4,400	62
Mills Estruturas e Servicos de Engenharia SA	9,400	61
* Gol Linhas Aereas Inteligentes SA Preference Shares	11,700	60
Alupar Investimento SA	7,700	56
Iguatemi Empresa de Shopping Centers SA	5,300	54
Cia Paranaense de Energia	5,400	53
* Minerva SA	10,300	53
* Oi SA ADR	98,174	52
JSL SA	9,200	50
Fleury SA	7,600	50
Cia de Gas de Sao Paulo COMGAS Preference Shares Class A	2,542	50
Mahle-Metal Leve SA Industria e Comercio	5,200	49
Grendene SA	6,900	49
Alpargatas SA Preference Shares	13,189	46
Aliansce Shopping Centers SA	6,200	46
Ez Tec Empreendimentos e Participacoes SA	5,300	45
Gafisa SA	40,500	44
Iochpe-Maxion SA	6,300	43
Light SA	5,273	43
QGEP Participacoes SA	11,900	43
* Abril Educacao SA	9,300	43
SLC Agricola SA	6,300	43
Arezzo Industria e Comercio SA	3,700	43
Guararapes Confeccoes SA	1,100	41
International Meal Co. Holdings SA	5,600	40
Helbor Empreendimentos SA	15,730	38
Randon Participacoes SA Preference Shares	15,250	38
Sonae Sierra Brasil SA	5,200	38
Direcional Engenharia SA	9,000	37
AES Tiete SA	5,800	35
* Prumo Logistica SA	151,000	34
Even Construtora e Incorporadora SA	15,000	32
* Usinas Siderurgicas de Minas Gerais SA	10,800	29
Marisa Lojas SA	4,500	28
LPS Brasil Consultoria de Imoveis SA	8,200	28
Tecnisa SA	13,900	28
Cia de Transmissao de Energia Eletrica Paulista Preference Shares	1,684	26
Brasil Brokers Participacoes SA	20,300	26
JHSF Participacoes SA	18,800	24
Magnesita Refratarios SA	18,300	22
* Cosan Logistica SA	12,900	22
Brasil Insurance Participacoes e Administracao SA	6,800	20
Santos Brasil Participacoes SA	3,200	20
* Brasil Pharma SA	12,200	18
Cia Energetica do Ceara Preference Shares	1,119	16
* Rossi Residencial SA	34,952	14
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Preference Shares	4,608	13

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
* Eneva SA	22,345	5
* Prumo Logistica SA Rights Exp. 11/28/2014	84,952	—
		60,010
Canada (3.6%)
Royal Bank of Canada	194,576	13,813
Toronto-Dominion Bank	250,300	12,319
Bank of Nova Scotia	164,663	10,084
Suncor Energy Inc.	199,338	7,078
Canadian National Railway Co.	98,206	6,924
^ Bank of Montreal (XTSE)	84,329	6,115
* Valeant Pharmaceuticals International Inc.	41,700	5,542
Enbridge Inc.	111,380	5,270
Canadian Natural Resources Ltd.	148,160	5,170
Canadian Pacific Railway Ltd.	24,854	5,170
Canadian Imperial Bank of Commerce	54,292	4,956
Brookfield Asset Management Inc. Class A	97,790	4,787
Manulife Financial Corp.	247,900	4,705
TransCanada Corp.	94,894	4,677
Potash Corp. of Saskatchewan Inc.	114,540	3,910
Magna International Inc.	29,060	2,868
Sun Life Financial Inc.	79,622	2,832
Cenovus Energy Inc.	100,674	2,491
Agrium Inc.	24,451	2,392
Goldcorp Inc.	107,886	2,025
National Bank of Canada	42,304	1,977
Encana Corp.	97,880	1,824
Alimentation Couche-Tard Inc. Class B	53,600	1,819
^ Crescent Point Energy Corp.	54,800	1,811
Rogers Communications Inc. Class B	48,000	1,805
Thomson Reuters Corp.	47,501	1,767
Pembina Pipeline Corp.	41,500	1,722
Canadian Utilities Ltd. Class A	48,878	1,690
Tim Hortons Inc.	20,605	1,670
Barrick Gold Corp. (XTSE)	138,568	1,645
* CGI Group Inc. Class A	47,376	1,626
Imperial Oil Ltd.	33,090	1,592
Loblaw Cos. Ltd.	30,535	1,591
BCE Inc.	34,716	1,542
Keyera Corp.	17,300	1,376
Inter Pipeline Ltd.	42,400	1,336
* Catamaran Corp.	27,902	1,329
First Quantum Minerals Ltd.	83,229	1,255
Shaw Communications Inc. Class B	48,720	1,251
Power Corp. of Canada	46,790	1,235
Fairfax Financial Holdings Ltd.	2,700	1,234
Cameco Corp.	66,122	1,148
Canadian Tire Corp. Ltd. Class A	9,716	1,065
Great-West Lifeco Inc.	37,900	1,062
Intact Financial Corp.	15,800	1,059
Teck Resources Ltd. Class B	65,936	1,042
^ ARC Resources Ltd.	41,000	967
Canadian Oil Sands Ltd.	61,500	964
Silver Wheaton Corp.	54,700	951
Franco-Nevada Corp.	20,300	950
Gildan Activewear Inc.	15,700	935
TELUS Corp.	25,900	928
Husky Energy Inc.	37,660	909
Saputo Inc.	31,900	905
SNC-Lavalin Group Inc.	20,900	901
Open Text Corp.	16,300	900
Talisman Energy Inc.	137,066	874
* Tourmaline Oil Corp.	24,300	872
Power Financial Corp.	29,560	866
CI Financial Corp.	29,500	858

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
^ RioCan REIT	35,800	843
Metro Inc.	11,850	833
* BlackBerry Ltd.	77,872	818
^ Fortis Inc.	23,700	772
Agnico Eagle Mines Ltd.	32,554	767
Artis REIT	53,400	746
Vermilion Energy Inc.	13,000	738
Methanex Corp.	11,800	701
AltaGas Ltd.	16,973	700
^ Baytex Energy Corp.	21,700	663
Allied Properties REIT	20,200	638
Morguard REIT	38,240	628
Dollarama Inc.	7,100	624
Pacific Rubiales Energy Corp.	40,865	616
Progressive Waste Solutions Ltd.	21,100	616
IGM Financial Inc.	15,200	608
Onex Corp.	10,600	598
Home Capital Group Inc. Class B	12,200	585
H&R REIT	28,003	557
Finning International Inc.	20,800	537
Constellation Software Inc.	1,900	535
Yamana Gold Inc.	126,084	502
* MEG Energy Corp.	20,700	500
Eldorado Gold Corp.	91,205	498
Industrial Alliance Insurance & Financial Services Inc.	11,900	480
TMX Group Ltd.	9,964	479
FirstService Corp.	8,908	471
Empire Co. Ltd.	6,500	450
Cominar REIT	26,076	441
George Weston Ltd.	5,400	441
Peyto Exploration & Development Corp.	15,600	440
Bombardier Inc. Class B	128,600	423
Whitecap Resources Inc.	32,000	414
* Amaya Gaming Group Inc.	13,475	410
* Turquoise Hill Resources Ltd.	121,389	407
West Fraser Timber Co. Ltd.	7,400	388
CAE Inc.	30,300	388
Gibson Energy Inc.	12,900	375
* Element Financial Corp.	32,200	374
Enerplus Corp.	25,400	364
Veresen Inc.	22,600	355
Canadian REIT	7,900	347
Precision Drilling Corp.	40,900	341
Stantec Inc.	5,300	336
CCL Industries Inc. Class B	3,300	334
ShawCor Ltd.	7,500	330
Emera Inc.	9,600	323
Penn West Petroleum Ltd.	70,300	318
* Kinross Gold Corp.	148,449	317
Linamar Corp.	6,200	317
Barrick Gold Corp. (XNYS)	26,426	314
Aimia Inc.	21,500	310
* New Gold Inc.	84,600	307
Atco Ltd.	7,200	293
Canadian Western Bank	8,700	291
TransAlta Corp.	29,960	291
Cineplex Inc.	7,600	286
TransForce Inc.	11,700	286
* IMAX Corp.	9,700	286
MacDonald Dettwiler & Associates Ltd.	3,700	282
Canadian Apartment Properties REIT	12,500	277
* Lundin Mining Corp.	62,100	277
Secure Energy Services Inc.	14,300	265
Chartwell Retirement Residences	25,400	259

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
DH Corp.	8,100	259
Westshore Terminals Investment Corp.	8,300	253
Russel Metals Inc.	8,600	251
^ Ritchie Bros Auctioneers Inc.	10,200	249
^ Pengrowth Energy Corp.	61,600	249
* Paramount Resources Ltd. Class A	5,900	247
^ Bank of Montreal	3,309	240
* Great Canadian Gaming Corp.	13,100	238
Quebecor Inc. Class B	9,200	236
Calloway REIT	9,400	230
Mullen Group Ltd.	11,800	229
HudBay Minerals Inc.	29,565	226
RONA Inc.	18,500	226
* Tahoe Resources Inc.	12,800	222
* Canfor Corp.	9,400	219
Extendicare Inc.	30,200	219
* Celestica Inc.	19,900	219
Boardwalk REIT	3,400	215
WSP Global Inc.	7,061	215
Pason Systems Inc.	8,900	213
Maple Leaf Foods Inc.	12,300	213
Ensign Energy Services Inc.	18,800	212
Capital Power Corp.	9,100	207
^ Hudson's Bay Co.	11,600	201
Dream Office REIT	7,800	197
Jean Coutu Group PJC Inc. Class A	8,500	195
* B2Gold Corp.	116,493	194
* NuVista Energy Ltd.	21,000	193
* ATS Automation Tooling Systems Inc.	15,000	188
Genworth MI Canada Inc.	5,200	182
^ Bonavista Energy Corp.	19,000	179
Corus Entertainment Inc. Class B	9,700	179
Canadian Energy Services & Technology Corp.	22,800	176
Granite REIT	4,700	173
^ Bombardier Inc. Class A	50,200	168
^ Northland Power Inc.	11,239	167
^ Trilogy Energy Corp.	10,700	167
^ Parkland Fuel Corp.	8,500	166
Surge Energy Inc.	29,800	165
Martinrea International Inc.	15,500	164
* Dominion Diamond Corp.	11,700	164
Alamos Gold Inc.	21,900	163
Toromont Industries Ltd.	6,700	160
* Raging River Exploration Inc.	23,200	158
Enerflex Ltd.	11,000	157
* Athabasca Oil Corp.	48,500	157
Cogeco Cable Inc.	2,800	153
First Capital Realty Inc.	8,900	145
Pan American Silver Corp.	15,724	145
Trican Well Service Ltd.	16,200	145
Laurentian Bank of Canada	3,200	141
Superior Plus Corp.	12,700	138
* Parex Resources Inc.	14,900	137
* Bankers Petroleum Ltd.	34,200	131
AutoCanada Inc.	2,300	128
* Kelt Exploration Ltd.	14,100	119
* Crew Energy Inc.	18,600	116
Stella-Jones Inc.	4,000	116
TORC Oil & Gas Ltd.	12,300	115
* Torex Gold Resources Inc.	105,282	112
Canaccord Genuity Group Inc.	13,000	110
* Bellatrix Exploration Ltd.	23,434	110
^ Bonterra Energy Corp.	2,400	108
* Detour Gold Corp.	18,400	108

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
*	IAMGOLD Corp.	56,200	107
*	SEMAFO Inc.	43,200	105
	Algonquin Power & Utilities Corp.	12,700	104
*	Gran Tierra Energy Inc. (XASE)	22,700	104
*	Dundee Corp. Class A	7,200	102
	Innergex Renewable Energy Inc.	10,400	102
	Trinidad Drilling Ltd.	15,600	102
*	Legacy Oil & Gas Inc.	24,800	101
	AGF Management Ltd. Class B	11,100	101
*	Advantage Oil & Gas Ltd.	22,200	95
^	First National Financial Corp.	4,600	95
	AuRico Gold Inc.	28,000	90
^	Manitoba Telecom Services Inc.	3,400	90
*	Birchcliff Energy Ltd.	11,500	89
	Canexus Corp.	25,900	89
*	China Gold International Resources Corp. Ltd.	46,000	88
*	Capstone Mining Corp.	46,000	86
	Sherritt International Corp.	34,400	85
	Northern Property REIT	3,300	85
*	Dream Unlimited Corp. Class A	7,200	84
	Major Drilling Group International Inc.	14,400	84
	North West Co. Inc.	4,000	83
	Centerra Gold Inc.	21,000	82
	Transcontinental Inc. Class A	6,000	82
	Dorel Industries Inc. Class B	2,600	81
*	First Majestic Silver Corp.	15,700	81
*	Primero Mining Corp.	23,100	79
	InnVest REIT	16,500	76
*	Osisko Gold Royalties Ltd.	6,030	75
	Calfrac Well Services Ltd.	6,200	74
^	Lightstream Resources Ltd.	27,635	73
	Aecon Group Inc.	5,400	70
*	NovaGold Resources Inc.	26,200	64
*	Imperial Metals Corp.	7,400	63
*	Thompson Creek Metals Co. Inc.	32,700	62
	Alacer Gold Corp.	36,900	61
	Torstar Corp. Class B	10,400	61
*,^	Westport Innovations Inc.	9,800	60
^	Just Energy Group Inc.	12,300	60
	Black Diamond Group Ltd.	3,500	60
*	BlackPearl Resources Inc.	39,100	56
*	Pretium Resources Inc.	12,200	56
*	Avigilon Corp.	3,900	54
	Cott Corp.	8,600	52
	Cascades Inc.	9,100	51
	Nevsun Resources Ltd.	14,300	48
*	OceanaGold Corp.	29,200	48
	Norbord Inc.	2,300	45
*	Gran Tierra Energy Inc. (XTSE)	9,800	45
	Sprott Inc.	18,900	41
	Savanna Energy Services Corp.	7,300	39
*,^	Denison Mines Corp.	38,200	36
*	Endeavour Silver Corp.	10,800	33
*	Dundee Precious Metals Inc.	11,000	31
*,^	Silver Standard Resources Inc.	6,500	28
^	Atlantic Power Corp.	11,600	26
*	Argonaut Gold Inc.	12,000	26
*	Continental Gold Ltd.	13,000	22
	Wi-Lan Inc.	6,100	20
			209,760
Chile (0.1%)
	Empresa Nacional de Electricidad SA ADR	26,272	1,226
	Banco de Chile	4,040,648	500
	Enersis SA	1,505,735	478

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
SACI Falabella	61,389	467
Empresas COPEC SA	37,451	457
Cencosud SA	117,208	345
Empresas CMPC SA	131,977	328
* Latam Airlines Group SA (Santiago Shares)	25,854	318
Banco Santander Chile	5,672,801	303
Corpbanca SA	20,346,293	275
Empresa Nacional de Electricidad SA	167,940	263
Banco de Credito e Inversiones	4,100	231
Banco Santander Chile ADR	9,416	199
Cia Cervecerias Unidas SA	18,515	198
Vina Concha y Toro SA	102,740	196
Colbun SA	659,252	184
Aguas Andinas SA Class A	297,215	180
Enersis SA ADR	10,846	171
ENTEL Chile SA	14,138	153
AES Gener SA	265,095	147
Sonda SA	59,815	145
Inversiones La Construccion SA	9,475	137
Administradora de Fondos de Pensiones Habitat SA	81,126	131
Sociedad Quimica y Minera de Chile SA ADR	5,411	128
Parque Arauco SA	59,605	125
Sociedad Quimica y Minera de Chile SA Preference Shares Class B	5,048	120
Ripley Corp. SA	116,780	64
Besalco SA	88,861	59
Embotelladora Andina SA Preference Shares	18,360	58
* Latam Airlines Group SA	4,562	58
CAP SA	5,685	57
Sociedad Matriz SAAM SA	651,845	55
Inversiones Aguas Metropolitanas SA	36,076	55
Salfacorp SA	57,321	49
E.CL SA	25,930	38
* Cia Sud Americana de Vapores SA	583,637	22
		7,920
China (1.9%)
* Tencent Holdings Ltd.	631,536	10,055
China Mobile Ltd.	706,861	8,793
China Construction Bank Corp.	9,800,635	7,298
Industrial & Commercial Bank of China Ltd.	9,546,245	6,309
Bank of China Ltd.	10,189,800	4,871
PetroChina Co. Ltd.	2,926,000	3,678
CNOOC Ltd.	2,110,848	3,304
China Life Insurance Co. Ltd.	1,055,000	3,149
China Petroleum & Chemical Corp.	3,576,314	3,109
Ping An Insurance Group Co. of China Ltd.	248,280	2,033
China Overseas Land & Investment Ltd.	582,480	1,695
China Shenhua Energy Co. Ltd.	585,500	1,649
Agricultural Bank of China Ltd.	3,546,500	1,645
Hengan International Group Co. Ltd.	141,582	1,508
China Telecom Corp. Ltd.	2,288,034	1,459
CITIC Ltd.	711,000	1,244
Lenovo Group Ltd.	766,000	1,151
China Pacific Insurance Group Co. Ltd.	274,800	1,030
China Merchants Bank Co. Ltd.	553,272	1,024
PICC Property & Casualty Co. Ltd.	534,466	980
China Unicom Hong Kong Ltd.	653,574	980
Belle International Holdings Ltd.	768,000	977
Tsingtao Brewery Co. Ltd.	110,823	819
Bank of Communications Co. Ltd.	1,031,058	781
China Minsheng Banking Corp. Ltd.	764,760	766
China Resources Power Holdings Co. Ltd.	245,400	725
Great Wall Motor Co. Ltd.	156,250	684
Brilliance China Automotive Holdings Ltd.	384,000	663
ENN Energy Holdings Ltd.	102,000	661

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
	China National Building Material Co. Ltd.	688,000	637
	China CITIC Bank Corp. Ltd.	933,010	608
	China Resources Land Ltd.	250,000	596
	Dongfeng Motor Group Co. Ltd.	380,000	587
	Beijing Enterprises Holdings Ltd.	71,000	582
	Byd Co. Ltd.	86,960	552
	China Oilfield Services Ltd.	244,000	509
	Kunlun Energy Co. Ltd.	370,000	497
^	China Coal Energy Co. Ltd.	773,000	479
	China Gas Holdings Ltd.	262,000	478
^	Anhui Conch Cement Co. Ltd.	143,000	468
	Huaneng Power International Inc.	366,000	452
	Sinopharm Group Co. Ltd.	113,600	444
*	China Vanke Co. Ltd.	233,404	441
	China Everbright International Ltd.	310,000	435
	China Merchants Holdings International Co. Ltd.	136,000	429
	China Longyuan Power Group Corp. Ltd.	400,000	427
*	GCL-Poly Energy Holdings Ltd.	1,261,000	426
	Sino Biopharmaceutical Ltd.	384,000	386
	China Communications Construction Co. Ltd.	498,375	385
	CSPC Pharmaceutical Group Ltd.	406,500	374
	Beijing Enterprises Water Group Ltd.	500,000	358
2	People's Insurance Co. Group of China Ltd.	826,000	356
	Guangdong Investment Ltd.	258,000	342
	China State Construction International Holdings Ltd.	218,000	342
*,^	Hanergy Thin Film Power Group Ltd.	1,480,000	338
	Sihuan Pharmaceutical Holdings Group Ltd.	420,000	335
	Zhuzhou CSR Times Electric Co. Ltd.	69,000	322
	China Resources Enterprise Ltd.	134,000	318
	Haitong Securities Co. Ltd.	184,000	316
*	Aluminum Corp. of China Ltd.	705,331	314
	China Railway Group Ltd.	500,000	311
	Shimao Property Holdings Ltd.	144,500	310
*	China Taiping Insurance Holdings Co. Ltd.	141,200	310
	Haier Electronics Group Co. Ltd.	114,000	308
	New China Life Insurance Co. Ltd.	80,601	301
	Beijing Capital International Airport Co. Ltd.	406,000	298
	China International Marine Containers Group Co. Ltd.	125,500	293
	GOME Electrical Appliances Holding Ltd.	1,797,720	283
	Jiangxi Copper Co. Ltd.	154,000	275
	China Railway Construction Corp. Ltd.	260,626	273
	COSCO Pacific Ltd.	206,000	271
^	Evergrande Real Estate Group Ltd.	684,000	265
	Weichai Power Co. Ltd.	67,600	260
	Guangzhou Automobile Group Co. Ltd.	283,857	253
	CITIC Securities Co. Ltd.	101,000	252
*	China Cinda Asset Management Co. Ltd.	530,000	251
	Shenzhou International Group Holdings Ltd.	69,991	241
	Country Garden Holdings Co. Ltd.	598,230	238
	Geely Automobile Holdings Ltd.	525,000	235
	China Medical System Holdings Ltd.	124,000	232
	China Resources Gas Group Ltd.	80,000	228
	Longfor Properties Co. Ltd.	195,000	226
	Sinotrans Ltd.	283,000	225
	Guangdong Electric Power Development Co. Ltd. Class B	343,869	223
	Sino-Ocean Land Holdings Ltd.	384,000	219
	Hangzhou Steam Turbine Co. Class B	192,557	215
	Haitian International Holdings Ltd.	99,000	213
	Inner Mongolia Yitai Coal Co. Ltd. Class B	131,204	211
	Shandong Weigao Group Medical Polymer Co. Ltd.	208,000	210
^	Yanzhou Coal Mining Co. Ltd.	246,000	208
	Kingsoft Corp. Ltd.	87,000	207
	CSR Corp. Ltd.	197,000	205
	Datang International Power Generation Co. Ltd.	390,000	205

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
	COSCO International Holdings Ltd.	466,000	204
*,^	Hunan Nonferrous Metal Corp. Ltd.	608,728	199
	ANTA Sports Products Ltd.	100,000	197
	Yuexiu Property Co. Ltd.	1,063,207	196
	Chongqing Changan Automobile Co. Ltd. Class B	87,200	193
	Sunny Optical Technology Group Co. Ltd.	118,000	192
^	China Huishan Dairy Holdings Co. Ltd.	841,401	189
	China Everbright Ltd.	96,000	187
	Shanghai Electric Group Co. Ltd.	360,000	183
	Tong Ren Tang Technologies Co. Ltd.	134,000	181
	Fosun International Ltd.	152,500	181
	Sunac China Holdings Ltd.	204,000	177
	Jiangsu Future Land Co. Ltd. Class B	339,800	172
*	China Shipping Development Co. Ltd.	256,000	171
	Huaneng Renewables Corp. Ltd.	460,000	165
	ZTE Corp.	68,212	165
	Shanghai Pharmaceuticals Holding Co. Ltd.	64,800	162
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	45,000	162
	Far East Horizon Ltd.	174,000	161
	Zhejiang Expressway Co. Ltd.	160,000	161
	China Power International Development Ltd.	351,000	158
	Shanghai Industrial Holdings Ltd.	51,000	157
	Jiangsu Expressway Co. Ltd.	138,000	154
	AviChina Industry & Technology Co. Ltd.	200,000	152
	Chongqing Rural Commercial Bank Co. Ltd.	314,000	151
*	China Everbright Bank Co. Ltd.	303,000	148
*	Foshan Huaxin Packaging Co. Ltd. Class B	266,600	147
	SOHO China Ltd.	200,000	147
	Kingboard Chemical Holdings Ltd.	72,000	144
	Air China Ltd.	220,000	142
	Digital China Holdings Ltd.	152,000	141
	Zijin Mining Group Co. Ltd.	541,301	139
*	Shunfeng Photovoltaic International Ltd.	164,000	137
	Nine Dragons Paper Holdings Ltd.	173,000	134
	China Resources Cement Holdings Ltd.	196,000	133
	China South City Holdings Ltd.	292,000	132
	Weifu High-Technology Group Co. Ltd. Class B	34,600	131
	Guangzhou R&F Properties Co. Ltd.	117,400	130
	Skyworth Digital Holdings Ltd.	232,000	127
	Shenzhen International Holdings Ltd.	80,000	127
^	China Zhongwang Holdings Ltd.	237,200	126
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	61,173	126
*,^	China COSCO Holdings Co. Ltd.	276,500	126
*	China Shipping Container Lines Co. Ltd.	426,000	121
	Huadian Fuxin Energy Corp. Ltd.	204,000	117
	Huadian Power International Corp. Ltd.	152,000	116
*	China High Speed Transmission Equipment Group Co. Ltd.	145,000	114
	Fiyta Holdings Ltd. Class B	119,740	114
	Wasion Group Holdings Ltd.	108,000	113
	BYD Electronic International Co. Ltd.	94,000	112
*	China Conch Venture Holdings Ltd.	53,000	111
	China Communications Services Corp. Ltd.	234,000	111
	TravelSky Technology Ltd.	106,000	111
	Franshion Properties China Ltd.	462,000	109
	Metallurgical Corp. of China Ltd.	390,000	108
*	Sinopec Yizheng Chemical Fibre Co. Ltd.	236,000	104
*	Hua Han Bio-Pharmaceutical Holdings Ltd.	292,000	104
*	Goldin Properties Holdings Ltd.	170,000	103
	Greentown China Holdings Ltd.	97,879	102
	Tianjin Port Development Holdings Ltd.	450,000	102
	China Molybdenum Co. Ltd.	169,000	101
*,^	China Modern Dairy Holdings Ltd.	227,000	100
	China Shanshui Cement Group Ltd.	267,000	98
	Dah Chong Hong Holdings Ltd.	166,000	98

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	58,237	98
2	Sinopec Engineering Group Co. Ltd.	101,135	98
	China ZhengTong Auto Services Holdings Ltd.	171,000	97
	Weiqiao Textile Co.	191,000	96
	Intime Retail Group Co. Ltd.	110,000	96
	Sinopec Shanghai Petrochemical Co. Ltd.	300,000	93
	China Singyes Solar Technologies Holdings Ltd.	47,000	91
*	PAX Global Technology Ltd.	85,000	91
	Lijun International Pharmaceutical Holding Co. Ltd.	180,000	88
*	China Foods Ltd.	230,000	87
	China Hongqiao Group Ltd.	113,000	87
	Greatview Aseptic Packaging Co. Ltd.	132,000	86
	Lao Feng Xiang Co. Ltd. Class B	30,400	86
	Zhongsheng Group Holdings Ltd.	82,000	84
	Xinjiang Goldwind Science & Technology Co. Ltd.	46,600	84
	Angang Steel Co. Ltd.	114,000	84
	China Merchants Property Development Co. Ltd. Class B	49,900	83
	Beijing Jingneng Clean Energy Co. Ltd.	186,000	83
*	China Tian Lun Gas Holdings Ltd.	72,000	83
^	Kaisa Group Holdings Ltd.	221,000	82
2	China Galaxy Securities Co. Ltd.	103,000	82
*,^	Tech Pro Technology Development Ltd.	102,000	79
	Agile Property Holdings Ltd.	140,000	79
	Zoomlion Heavy Industry Science and Technology Co. Ltd.	160,380	78
	Golden Eagle Retail Group Ltd.	63,000	77
*	China Eastern Airlines Corp. Ltd.	202,000	77
*,^	China Lumena New Materials Corp.	476,000	77
*	Kingdee International Software Group Co. Ltd.	232,000	76
	Dongfang Electric Corp. Ltd.	44,800	76
	Shenzhen Expressway Co. Ltd.	118,000	76
	KWG Property Holding Ltd.	108,500	75
^	Sinopec Kantons Holdings Ltd.	90,000	75
	NetDragon Websoft Inc.	43,500	74
	BBMG Corp.	103,500	73
	CIMC Enric Holdings Ltd.	70,000	70
	Coolpad Group Ltd.	320,000	70
	Yuexiu Transport Infrastructure Ltd.	114,000	69
	Huishang Bank Corp. Ltd.	158,452	68
	China Agri-Industries Holdings Ltd.	176,800	67
	Tibet 5100 Water Resources Holdings Ltd.	191,000	67
*,^,2	Tianhe Chemicals Group Ltd.	383,088	67
	CSG Holding Co. Ltd. Class B	90,105	66
*	CT Environmental Group Ltd.	62,000	66
*	Hi Sun Technology China Ltd.	213,000	66
	MMG Ltd.	196,000	65
^	Baoxin Auto Group Ltd.	85,000	65
	China BlueChemical Ltd.	176,000	63
*	China Traditional Chinese Medicine Co. Ltd.	110,000	62
	Phoenix Satellite Television Holdings Ltd.	200,000	62
*	Phoenix Healthcare Group Co. Ltd.	31,000	61
*	North Mining Shares Co. Ltd.	1,310,000	61
	Comba Telecom Systems Holdings Ltd.	129,800	61
	Guangshen Railway Co. Ltd.	140,000	60
	China Shineway Pharmaceutical Group Ltd.	33,000	60
*	Huadian Energy Co. Ltd. Class B	144,200	59
	Fufeng Group Ltd.	125,000	59
	Harbin Electric Co. Ltd.	96,000	58
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	52,600	58
*	Hisense Kelon Electrical Holdings Co. Ltd. Class A	64,000	57
	Shanghai Jin Jiang International Hotels Group Co. Ltd.	162,000	56
	China Suntien Green Energy Corp. Ltd.	209,000	56
	China Dongxiang Group Co. Ltd.	295,000	55
	Poly Property Group Co. Ltd.	136,000	53
	Beijing Capital Land Ltd.	152,000	52

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
*	Glorious Property Holdings Ltd.	355,000	52
*	Hopson Development Holdings Ltd.	58,000	52
*,^	China Precious Metal Resources Holdings Co. Ltd.	480,000	51
	China Oil & Gas Group Ltd.	320,000	51
	Shenguan Holdings Group Ltd.	176,000	50
	Dalian Port PDA Co. Ltd.	142,000	50
	Wisdom Holdings Group	64,000	50
*	Li Ning Co. Ltd.	93,000	49
	Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. Class B	26,900	49
	Lee & Man Paper Manufacturing Ltd.	88,000	48
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	14,000	48
	China Datang Corp. Renewable Power Co. Ltd.	330,000	48
^	Biostime International Holdings Ltd.	21,000	48
*	Renhe Commercial Holdings Co. Ltd.	1,164,000	47
*	Sinotrans Shipping Ltd.	169,500	46
*	Chinasoft International Ltd.	130,000	44
*	China Power New Energy Development Co. Ltd.	620,000	43
	Guangzhou Shipyard International Co. Ltd.	24,000	43
	Dazhong Transportation Group Co. Ltd. Class B	62,100	42
	Ajisen China Holdings Ltd.	61,000	42
*	China WindPower Group Ltd.	520,000	42
	Shenzhen Investment Ltd.	140,000	41
*	China Resources and Transportation Group Ltd.	1,500,000	40
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	12,633	40
	Daphne International Holdings Ltd.	78,000	39
*	V1 Group Ltd.	370,000	39
	Changshouhua Food Co. Ltd.	47,000	39
*	CITIC Resources Holdings Ltd.	278,000	39
	Bosideng International Holdings Ltd.	242,000	36
	NVC Lighting Holding Ltd.	156,000	36
	Xingda International Holdings Ltd.	103,000	36
	Hydoo International Holding Ltd.	172,000	35
	Anhui Gujing Distillery Co. Ltd. Class B	13,200	35
	Wumart Stores Inc.	40,000	35
	Yashili International Holdings Ltd.	94,000	35
	China Lesso Group Holdings Ltd.	66,000	35
	Welling Holding Ltd.	156,000	34
	China Southern Airlines Co. Ltd.	88,000	31
*,^	China Yurun Food Group Ltd.	68,000	29
	Anxin-China Holdings Ltd.	312,000	29
	Bloomage BioTechnology Corp. Ltd.	17,500	28
^	China Overseas Grand Oceans Group Ltd.	52,000	27
	Dongyue Group Ltd.	71,000	27
	Texhong Textile Group Ltd.	38,500	26
	Hilong Holding Ltd.	75,000	25
	Zhaojin Mining Industry Co. Ltd.	45,500	24
*	Shenglong PV-Tech Investment Co. Ltd.	1,034,191	19
*	Chaoda Modern Agriculture Holdings Ltd.	132,000	4
*	Agile Property Holdings Ltd. Rights Exp.11/11/2014	17,500	1
			110,473
Colombia (0.1%)
	Bancolombia SA ADR	16,670	943
	Grupo de Inversiones Suramericana SA	31,591	657
	Ecopetrol SA	423,943	567
	Ecopetrol SA ADR	13,490	362
	Almacenes Exito SA	25,317	357
	Banco Davivienda SA Preference Shares	22,509	336
	Grupo Aval Acciones y Valores Preference Shares	432,438	293
	Cementos Argos SA	44,055	225
	Bancolombia SA Preference Shares	14,574	205
	Corp Financiera Colombiana SA	10,201	201
*	Cemex Latam Holdings SA	21,710	194
	Grupo de Inversiones Suramericana SA Preference Shares	9,550	192
	Interconexion Electrica SA ESP	36,758	157

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
Isagen SA ESP	104,160	137
Grupo Aval Acciones y Valores ADR	2,333	31
		4,857
Czech Republic (0.0%)
Komercni banka as	3,131	671
CEZ AS	18,545	513
O2 Czech Republic AS	4,878	54
		1,238
Denmark (0.5%)
Novo Nordisk A/S Class B	264,097	11,936
Danske Bank A/S	103,768	2,849
AP Moeller - Maersk A/S Class B	801	1,869
Coloplast A/S Class B	21,374	1,863
AP Moeller - Maersk A/S Class A	677	1,540
Novozymes A/S	32,409	1,502
Pandora A/S	15,837	1,333
Carlsberg A/S Class B	13,465	1,186
* Vestas Wind Systems A/S	28,307	949
TDC A/S	108,890	831
DSV A/S	19,464	582
* Auriga Industries A/S Class B	8,528	441
GN Store Nord A/S	18,498	431
* Jyske Bank A/S	7,734	417
Chr Hansen Holding A/S	9,710	391
* Sydbank A/S	11,263	358
* Royal UNIBREW	2,179	356
^ FLSmidth & Co. A/S	7,328	332
* Topdanmark A/S	9,790	312
* ISS A/S	10,443	292
* Genmab A/S	6,193	270
Matas A/S	11,786	259
Tryg A/S	2,042	221
H Lundbeck A/S	8,518	181
NKT Holding A/S	3,370	175
* William Demant Holding A/S	2,196	167
Solar A/S Class B	2,959	137
SimCorp A/S	4,076	123
ALK-Abello A/S	1,004	113
* Bavarian Nordic A/S	2,919	90
Spar Nord Bank A/S	7,698	78
Schouw & Co.	1,690	75
Rockwool International A/S Class B	488	71
* OW Bunker A/S	3,210	42
* Bang & Olufsen A/S	4,004	31
		31,803
Egypt (0.0%)
Commercial International Bank Egypt SAE	95,580	645
Sidi Kerir Petrochemicals Co.	79,618	199
* Global Telecom Holding SAE GDR	58,751	177
* Juhayna Food Industries	126,362	169
* Citadel Capital SAE	263,431	147
* Orascom Telecom Media and Technology Holding SAE GDR	191,266	146
Talaat Moustafa Group	84,619	124
Telecom Egypt Co.	55,015	105
* Egypt Kuwait Holding Co. SAE	112,592	99
* South Valley Cement	74,684	75
* Egyptian Financial Group-Hermes Holding	31,497	74
* Pioneers Holding for Financial Investments SAE	40,996	72
* Ezz Steel	24,554	56
* Six of October Development & Investment	24,349	55
* ElSwedy Electric Co.	7,718	49
		2,192

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
Finland (0.3%)
Nokia Oyj	507,155	4,237
Sampo Oyj Class A	60,455	2,896
Kone Oyj Class B	50,369	2,168
UPM-Kymmene Oyj	88,809	1,408
Fortum Oyj	56,033	1,300
Wartsila OYJ Abp	21,017	974
Nokian Renkaat Oyj	26,064	737
Metso Oyj	22,346	730
Stora Enso Oyj	67,010	553
Elisa Oyj	18,267	502
Orion Oyj Class B	12,656	429
^ Cargotec Oyj Class B	12,568	379
Neste Oil Oyj	15,914	344
Valmet Oyj	27,394	290
Huhtamaki Oyj	11,387	289
^ Outotec Oyj	43,005	285
Kesko Oyj Class B	7,026	267
Amer Sports Oyj	12,340	236
Sponda Oyj	44,471	204
Tieto Oyj	8,018	203
Konecranes Oyj	5,372	150
Kemira Oyj	10,948	141
* Outokumpu Oyj	24,657	140
Citycon Oyj	39,776	129
Caverion Corp.	15,327	123
^ YIT Oyj	17,206	115
Metsa Board Oyj	20,944	94
Ramirent Oyj	11,293	90
Raisio Oyj	14,364	72
Uponor Oyj	4,437	59
Sanoma Oyj	7,321	42
Stockmann OYJ Abp Class B	3,597	40
Cramo Oyj	2,348	34
		19,660
France (2.9%)
Total SA	275,488	16,440
Sanofi	155,615	14,414
BNP Paribas SA	132,279	8,342
LVMH Moet Hennessy Louis Vuitton SA	34,831	5,922
AXA SA	254,891	5,889
Schneider Electric SE	74,372	5,888
Air Liquide SA	45,760	5,528
Danone SA	75,008	5,099
L'Oreal SA	32,232	5,065
Societe Generale SA	95,660	4,628
Airbus Group NV	74,921	4,485
GDF Suez	182,207	4,423
Vivendi SA	168,846	4,131
Orange SA	239,282	3,808
Vinci SA	64,366	3,683
Pernod Ricard SA	25,386	2,895
Essilor International SA	25,844	2,857
Cie de St-Gobain	59,946	2,578
Carrefour SA	82,081	2,406
Credit Agricole SA	147,522	2,191
Cie Generale des Etablissements Michelin	24,916	2,167
Safran SA	32,602	2,070
Lafarge SA	29,093	2,024
Publicis Groupe SA	27,718	1,924
Kering	9,803	1,896
Legrand SA	33,660	1,813
Renault SA	24,268	1,808
SES SA	40,572	1,401

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
	Cap Gemini SA	18,829	1,240
	Societe BIC SA	9,843	1,227
	Dassault Systemes	19,322	1,226
*	Alcatel-Lucent	397,780	1,224
	Casino Guichard Perrachon SA	11,875	1,221
*	Alstom SA	34,205	1,192
	Christian Dior SA	6,713	1,190
	Valeo SA	10,243	1,151
	Technip SA	15,254	1,106
	Sodexo	11,136	1,074
	Electricite de France SA	35,050	1,036
	Bouygues SA	28,097	973
	Edenred	32,690	907
	Veolia Environnement SA	54,120	906
	SCOR SE	28,593	877
	Hermes International	2,810	871
	Accor SA	20,238	851
	Natixis SA	115,998	799
	Rexel SA	42,935	722
	Bureau Veritas SA	29,125	722
	Vallourec SA	19,002	700
	Iliad SA	3,177	695
	Zodiac Aerospace	22,182	677
	Groupe Eurotunnel SA	53,118	671
	AtoS	9,576	662
	Arkema SA	10,504	650
	STMicroelectronics NV	97,026	649
	Thales SA	12,718	633
	Aeroports de Paris	4,853	574
	Ingenico	5,640	562
	Gecina SA	4,128	560
	Eutelsat Communications SA	17,188	558
	SEB SA	6,591	539
*	Peugeot SA	45,165	538
	Sartorius Stedim Biotech	2,843	518
*,^	Numericable Group SA	13,368	495
	Suez Environnement Co.	28,646	483
	Wendel SA	4,309	475
	Teleperformance	7,170	452
	Klepierre	10,438	452
	Eurazeo SA	6,678	447
	Saft Groupe SA	14,402	429
	Havas SA	49,634	402
	Eurofins Scientific SE	1,478	374
	Bollore SA	781	372
	Lagardere SCA	14,460	353
	CNP Assurances	18,741	350
	ICADE	3,994	318
	Fonciere Des Regions	3,323	306
	Korian-Medica	8,250	298
*	Societe de la Tour Eiffel	5,257	295
	Neopost SA	3,984	277
	Orpea	4,455	272
	JCDecaux SA	7,625	253
	Eiffage SA	4,416	235
	Rubis SCA	3,939	232
*	Technicolor SA	38,610	228
	Faurecia	6,944	225
	Imerys SA	3,027	217
	Metropole Television SA	12,110	210
	Ipsen SA	4,164	205
	Remy Cointreau SA	2,787	199
*	UBISOFT Entertainment	10,179	185
	Mercialys SA	8,090	179

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
	Societe Television Francaise 1	11,014	164
*	Nexans SA	5,175	158
*,^	CGG SA	26,135	153
	BioMerieux	1,421	150
	Plastic Omnium SA	6,534	149
	Euler Hermes Group	1,421	139
*,^	Air France-KLM	14,541	123
*	Numericable Group SA Rights Exp. 11/12/2014	3,961	117
*	Beneteau SA	6,653	99
	Virbac SA	437	98
	Sopra Group SA	1,190	89
	Altran Technologies SA	9,014	89
	MPI	20,679	87
*	Eramet	929	86
	IPSOS	3,244	84
	Vicat	1,220	83
	Alten SA	1,875	80
	Gaztransport Et Technigaz SA	1,427	80
*	Etablissements Maurel et Prom	6,590	79
	Bourbon SA	2,900	75
*	Norbert Dentressangle SA	501	73
	Nexity SA	1,966	71
*	GameLoft SE	13,315	68
	Rallye SA	1,619	63
	Boiron SA	633	56
	Tarkett SA	1,857	54
*,^	SOITEC	21,254	53
*	Solocal Group	72,347	45
	LISI	1,740	44
	Haulotte Group SA	2,872	43
	Albioma SA	1,776	39
*	Trigano SA	1,902	39
*	Groupe Fnac	880	37
	Faiveley Transport SA	579	35
	Mersen	914	22
	Vilmorin & Cie SA	202	20
	Burelle SA	6	4
			167,642
Germany (2.8%)
	Bayer AG	112,149	15,952
	Siemens AG	111,735	12,596
	BASF SE	126,076	11,105
	Daimler AG	128,141	9,961
	Allianz SE	61,670	9,796
	SAP SE	120,526	8,195
	Deutsche Telekom AG	419,467	6,323
	Deutsche Bank AG	186,791	5,828
	Bayerische Motoren Werke AG	44,033	4,711
	Linde AG	24,945	4,601
	Muenchener Rueckversicherungs-Gesellschaft AG	22,577	4,438
	Volkswagen AG Preference Shares	20,219	4,312
	E.ON SE	246,608	4,243
	Deutsche Post AG	128,298	4,030
	Continental AG	14,430	2,833
	Fresenius SE & Co. KGaA	52,341	2,694
	Deutsche Boerse AG	36,413	2,486
	Porsche Automobil Holding SE Preference Shares	27,478	2,251
	Henkel AG & Co. KGaA Preference Shares	22,499	2,222
	RWE AG	61,800	2,188
	Fresenius Medical Care AG & Co. KGaA	28,380	2,082
	adidas AG	28,064	2,043
*	Commerzbank AG	126,669	1,908
	HeidelbergCement AG	24,190	1,648
*	ThyssenKrupp AG	67,360	1,618

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
Merck KGaA	17,663	1,596
Henkel AG & Co. KGaA	16,250	1,477
Infineon Technologies AG	145,343	1,410
ProSiebenSat.1 Media AG	28,204	1,138
GEA Group AG	23,297	1,072
Brenntag AG	21,047	1,019
Beiersdorf AG	12,581	1,018
Hannover Rueck SE	10,555	880
Volkswagen AG	4,051	862
Deutsche Wohnen AG	37,777	851
* Kabel Deutschland Holding AG	6,136	831
LEG Immobilien AG	11,717	808
Symrise AG	14,210	800
K&S AG	25,815	720
HUGO BOSS AG	5,012	665
* METRO AG	20,442	652
MAN SE	5,466	623
* QIAGEN NV	25,612	601
LANXESS AG	11,002	572
United Internet AG	14,493	567
* Sky Deutschland AG	64,747	547
Fuchs Petrolub SE	14,322	525
MTU Aero Engines AG	5,811	509
* GAGFAH SA	27,005	505
Wirecard AG	13,491	483
* OSRAM Licht AG	11,252	395
Freenet AG	14,631	383
Deutsche Euroshop AG	8,453	378
Telefonica Deutschland Holding AG	74,552	366
Deutsche Lufthansa AG	24,777	366
TUI AG	23,341	357
Fuchs Petrolub SE Preference Shares	8,756	340
Evonik Industries AG	10,069	336
Fraport AG Frankfurt Airport Services Worldwide	4,969	307
Bilfinger SE	4,437	286
Stada Arzneimittel AG	7,259	280
* MorphoSys AG	2,871	272
Aurubis AG	5,039	263
* Dialog Semiconductor plc	6,924	238
Gerresheimer AG	4,122	229
HOCHTIEF AG	3,010	223
Axel Springer SE	4,031	222
Leoni AG	3,662	210
Rhoen Klinikum AG	6,770	202
DMG MORI SEIKI AG	7,763	198
Wacker Chemie AG	1,583	191
Aareal Bank AG	4,315	185
Celesio AG	5,604	185
Wincor Nixdorf AG	3,793	174
Salzgitter AG	5,667	171
KUKA AG	2,696	170
* Kloeckner & Co. SE	14,417	169
Gerry Weber International AG	4,199	169
Takkt AG	10,483	164
CTS Eventim AG & Co. KGaA	6,198	163
Norma Group SE	3,454	162
Software AG	6,141	154
* Nordex SE	8,788	149
Drillisch AG	4,135	144
Talanx AG	4,447	143
^ Suedzucker AG	10,184	142
* SGL Carbon SE	8,789	136
^ TAG Immobilien AG	11,541	135
Fielmann AG	2,050	134

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
	KION Group AG	3,571	130
	Rational AG	403	126
*	Aixtron SE	10,146	124
	Sixt SE	3,725	120
	Krones AG	1,243	119
	Grenkeleasing AG	1,154	115
	Draegerwerk AG & Co. KGaA Preference Shares	1,078	105
	ElringKlinger AG	3,434	105
	BayWa AG	2,533	100
	Jungheinrich AG Preference Shares	1,610	91
	Bechtle AG	1,108	86
	Sartorius AG Preference Shares	765	83
	Pfeiffer Vacuum Technology AG	1,066	83
	Duerr AG	1,160	81
	CAT Oil AG	4,221	80
	alstria office REIT-AG	6,316	78
	KWS Saat AG	221	72
	Carl Zeiss Meditec AG	2,316	62
	Aurelius AG	1,743	61
	Stroeer Media SE	2,565	59
	Puma SE	265	56
	Deutz AG	11,888	53
	Biotest AG Preference Shares	511	52
*,^	SMA Solar Technology AG	1,946	48
	Bertrandt AG	370	48
*	Grand City Properties SA	3,759	48
	Wacker Neuson SE	2,449	48
	CompuGroup Medical AG	2,051	47
	Vossloh AG	786	45
	Hamburger Hafen und Logistik AG	2,013	44
	Jenoptik AG	3,717	43
	KSB AG Preference Shares	80	42
*	Kontron AG	6,837	40
*	Heidelberger Druckmaschinen AG	14,326	36
	Delticom AG	1,746	36
	Rheinmetall AG	654	28
	QSC AG	9,587	19
*	Rhoen-Klinikum AG Tender Rights Exp. 11/14/2014	6,770	6
			162,305
Greece (0.1%)
*	National Bank of Greece SA	230,046	554
*	Piraeus Bank SA	281,904	410
	OPAP SA	26,182	318
	FF Group	9,686	317
*	Alpha Bank AE	456,327	298
*	Hellenic Telecommunications Organization SA ADR	45,296	252
*	Mytilineos Holdings SA	28,609	184
	Titan Cement Co. SA	6,193	137
	Motor Oil Hellas Corinth Refineries SA	14,637	108
	JUMBO SA	9,407	103
*	Hellenic Telecommunications Organization SA	7,746	88
*	Public Power Corp. SA	10,498	80
*	Bank of Cyprus PCL	187,651	49
	Grivalia Properties REIC	3,952	43
*	Marfin Investment Group Holdings SA	146,964	39
*	Hellenic Petroleum SA	7,187	37
	Hellenic Exchanges SA	4,615	31
	Athens Water Supply & Sewage Co. SA	4,011	28
*	Ellaktor SA	8,992	25
			3,101
Hong Kong (1.3%)
	AIA Group Ltd.	1,623,758	9,060
	Hutchison Whampoa Ltd.	316,000	4,006
	Hong Kong Exchanges and Clearing Ltd.	164,395	3,640

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
	Sun Hung Kai Properties Ltd.	243,348	3,624
	Cheung Kong Holdings Ltd.	178,400	3,161
	Hang Seng Bank Ltd.	131,820	2,234
	Sands China Ltd.	334,800	2,086
	Jardine Matheson Holdings Ltd.	34,113	2,055
	Hong Kong & China Gas Co. Ltd.	824,941	1,924
	Galaxy Entertainment Group Ltd.	272,000	1,858
	Link REIT	292,000	1,717
	CLP Holdings Ltd.	194,000	1,670
	Power Assets Holdings Ltd.	166,500	1,606
	Wharf Holdings Ltd.	205,600	1,518
	BOC Hong Kong Holdings Ltd.	449,500	1,494
	Want Want China Holdings Ltd.	944,279	1,305
	Bank of East Asia Ltd.	295,472	1,234
	Hang Lung Group Ltd.	212,603	1,068
	Jardine Strategic Holdings Ltd.	29,000	1,034
	Hongkong Land Holdings Ltd.	147,000	1,025
	Swire Pacific Ltd. Class A	73,852	969
	Henderson Land Development Co. Ltd.	139,240	942
	Li & Fung Ltd.	768,000	941
	Hang Lung Properties Ltd.	286,000	893
	Tingyi Cayman Islands Holding Corp.	354,000	888
	China Mengniu Dairy Co. Ltd.	194,000	856
	New World Development Co. Ltd.	598,224	750
	MTR Corp. Ltd.	167,500	686
	Sino Land Co. Ltd.	350,280	578
	Samsonite International SA	172,796	577
	Prosperity REIT	1,719,000	574
	AAC Technologies Holdings Inc.	92,000	560
	SJM Holdings Ltd.	259,000	546
	Techtronic Industries Co. Ltd.	165,000	516
	Wynn Macau Ltd.	132,400	487
	Wheelock & Co. Ltd.	100,000	487
^	Prada SPA	72,300	451
	Swire Properties Ltd.	130,046	416
	Cheung Kong Infrastructure Holdings Ltd.	57,000	416
	First Pacific Co. Ltd.	361,200	390
	Hysan Development Co. Ltd.	84,000	383
	NWS Holdings Ltd.	181,500	344
	Yue Yuen Industrial Holdings Ltd.	101,500	342
	PCCW Ltd.	510,000	324
	Melco International Development Ltd.	118,000	319
	Esprit Holdings Ltd.	250,346	316
^	Sun Art Retail Group Ltd.	277,079	297
	ASM Pacific Technology Ltd.	26,800	295
*	Semiconductor Manufacturing International Corp.	2,680,000	279
	MGM China Holdings Ltd.	84,000	275
*,2	WH Group Ltd.	402,701	263
	VTech Holdings Ltd.	19,100	239
	Shangri-La Asia Ltd.	163,519	237
	Kerry Properties Ltd.	66,500	230
*	Alibaba Health Information Technology Ltd.	332,000	209
	Uni-President China Holdings Ltd.	220,800	204
	Dah Sing Financial Holdings Ltd.	32,544	203
	Huabao International Holdings Ltd.	275,000	199
	Chow Tai Fook Jewellery Group Ltd.	135,200	191
	New World China Land Ltd.	312,000	189
*	Goldin Financial Holdings Ltd.	219,441	181
	Giordano International Ltd.	354,000	180
	Orient Overseas International Ltd.	30,500	173
	Hopewell Holdings Ltd.	46,000	163
*	Global Brands Group Holding Ltd.	722,000	160
	Cathay Pacific Airways Ltd.	83,000	157
	Television Broadcasts Ltd.	26,600	146

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
*	FIH Mobile Ltd.	270,000	144
*,^	Superb Summit International Group Ltd.	620,000	134
	Luk Fook Holdings International Ltd.	42,000	127
	L'Occitane International SA	53,500	126
*	Brightoil Petroleum Holdings Ltd.	385,000	123
	CITIC Telecom International Holdings Ltd.	302,500	121
*	Johnson Electric Holdings Ltd.	35,250	119
	Xinyi Glass Holdings Ltd.	200,000	118
	NagaCorp Ltd.	140,000	118
	Minth Group Ltd.	60,000	115
	Pacific Basin Shipping Ltd.	235,000	113
	China Travel International Investment Hong Kong Ltd.	354,000	110
	Cafe de Coral Holdings Ltd.	30,000	108
*	United Co. RUSAL plc	192,000	106
^	Xinyi Solar Holdings Ltd.	310,000	105
*	Dynam Japan Holdings Co. Ltd.	37,400	105
	Yuexiu REIT	207,000	103
	Shui On Land Ltd.	447,000	102
*	China LotSynergy Holdings Ltd.	940,000	99
	Champion REIT	225,000	99
*	Sino Oil and Gas Holdings Ltd.	3,795,000	99
	Stella International Holdings Ltd.	33,500	97
*	Nexteer Automotive Group Ltd.	107,000	96
	Kerry Logistics Network Ltd.	58,000	95
	REXLot Holdings Ltd.	900,000	94
*,^	Macau Legend Development Ltd.	186,000	93
	Man Wah Holdings Ltd.	60,800	91
	Dah Sing Banking Group Ltd.	47,937	87
	K Wah International Holdings Ltd.	132,000	83
^	SA Sa International Holdings Ltd.	115,995	81
	Great Eagle Holdings Ltd.	24,000	81
	Truly International Holdings Ltd.	154,000	79
^	Newocean Energy Holdings Ltd.	162,000	77
*	Town Health International Medical Group Ltd.	482,000	76
	Hopewell Highway Infrastructure Ltd.	156,300	76
	Towngas China Co. Ltd.	71,000	74
	SITC International Holdings Co. Ltd.	136,000	73
	Shun Tak Holdings Ltd.	144,000	73
	Guotai Junan International Holdings Ltd.	105,000	73
	TCL Communication Technology Holdings Ltd.	74,000	73
*	Xinchen China Power Holdings Ltd.	128,000	71
*	FDG Electric Vehicles Ltd.	1,000,000	71
	Lifestyle International Holdings Ltd.	37,500	71
^	Shougang Fushan Resources Group Ltd.	312,000	70
	Pacific Textiles Holdings Ltd.	52,000	70
	Yingde Gases Group Co. Ltd.	86,000	67
*	United Laboratories International Holdings Ltd.	86,000	66
*	G-Resources Group Ltd.	2,679,600	66
*	Hong Kong Television Network Ltd.	164,000	65
*,^	China Rongsheng Heavy Industries Group Holdings Ltd.	402,000	64
	Ju Teng International Holdings Ltd.	112,000	63
	Landing International Development Ltd.	1,095,000	59
^	Hutchison Harbour Ring Ltd.	626,000	58
	Value Partners Group Ltd.	72,000	55
^	Haitong International Securities Group Ltd.	92,000	55
*	China Dynamics Holdings Ltd.	420,000	54
*	China Household Holdings Ltd.	445,000	54
	Carnival Group International Holdings Ltd.	309,992	50
	APT Satellite Holdings Ltd.	33,000	48
	SmarTone Telecommunications Holdings Ltd.	37,000	48
	Chow Sang Sang Holdings International Ltd.	19,000	47
*,^	Midland Holdings Ltd.	96,000	47
	Springland International Holdings Ltd.	122,657	47
	Texwinca Holdings Ltd.	52,000	46

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
	Hutchison Telecommunications Hong Kong Holdings Ltd.	112,000	45
*	Sun Hung Kai & Co. Ltd.	58,000	43
	Goodbaby International Holdings Ltd.	104,464	43
	Wanda Hotel Development Co. Ltd.	200,000	43
*	Lung Cheong International Holdings Ltd.	301,115	42
	Suncorp Technologies Ltd.	1,910,000	41
*,^	United Photovoltaics Group Ltd.	312,000	41
	TCC International Holdings Ltd.	98,000	40
*	Sun Hung Kai Properties Ltd. Warrants Exp. 4/8/2016	17,854	39
	Trinity Ltd.	156,000	38
*	Lai Sun Development Co. Ltd.	1,446,000	37
*	Sunshine Oilsands Ltd.	317,500	36
	Parkson Retail Group Ltd.	117,500	35
^	Summit Ascent Holdings Ltd.	75,948	33
*	China Public Procurement Ltd.	904,000	32
	Honghua Group Ltd.	155,000	30
	SPT Energy Group Inc.	90,000	28
	Liu Chong Hing Investment Ltd.	19,982	25
*,^	Louis XIII Holdings Ltd.	43,000	24
	Anton Oilfield Services Group	94,000	20
*	Mongolia Energy Corp. Ltd.	816,000	18
*	China Taiping Insurance Holdings Rights Exp. 11/18/2014	29,652	18
	Emperor Watch & Jewellery Ltd.	360,000	17
			72,886
Hungary (0.0%)
	OTP Bank plc	39,056	647
	MOL Hungarian Oil & Gas plc	6,799	324
	Richter Gedeon Nyrt	17,526	268
*	Magyar Telekom Telecommunications plc	62,225	86
			1,325
India (1.0%)
	Housing Development Finance Corp.	203,631	3,672
	HDFC Bank Ltd. ADR	59,688	3,129
	Tata Consultancy Services Ltd.	62,879	2,697
	Infosys Ltd. ADR	37,404	2,501
2	Reliance Industries Ltd. GDR	67,400	2,187
	Infosys Ltd.	30,121	2,002
	Oil & Natural Gas Corp. Ltd.	265,721	1,773
	ICICI Bank Ltd.	63,497	1,684
	Reliance Industries Ltd.	98,766	1,609
	ITC Ltd.	250,504	1,451
	Sun Pharmaceutical Industries Ltd.	102,687	1,414
*	Axis Bank Ltd.	173,810	1,246
	Tata Motors Ltd.	124,069	1,099
	Hindustan Unilever Ltd.	90,472	1,088
	Bharti Airtel Ltd.	162,144	1,053
	HCL Technologies Ltd.	33,145	869
	Larsen & Toubro Ltd.	30,759	829
	Mahindra & Mahindra Ltd.	37,265	793
	Sesa Sterlite Ltd.	161,693	680
	Kotak Mahindra Bank Ltd.	36,750	669
	Lupin Ltd.	29,937	667
	NTPC Ltd.	239,006	584
	Dr Reddy's Laboratories Ltd.	11,234	580
	State Bank of India GDR	6,211	546
	Wipro Ltd.	57,577	531
	Hero MotoCorp Ltd.	10,422	523
	Tech Mahindra Ltd.	12,643	520
	Idea Cellular Ltd.	183,823	491
	Bajaj Auto Ltd.	11,495	489
	Cipla Ltd.	41,508	454
	Coal India Ltd.	74,370	452
	Maruti Suzuki India Ltd.	8,157	446
	Power Grid Corp. of India Ltd.	184,198	437

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
Asian Paints Ltd.	37,014	399
Aurobindo Pharma Ltd.	23,959	378
IndusInd Bank Ltd.	31,400	369
GAIL India Ltd.	40,036	345
LIC Housing Finance Ltd.	57,441	339
Federal Bank Ltd.	144,273	334
Indiabulls Housing Finance Ltd.	48,540	332
Zee Entertainment Enterprises Ltd.	58,172	328
Ultratech Cement Ltd.	7,800	326
Nestle India Ltd.	3,172	325
* United Spirits Ltd.	7,175	323
Titan Co. Ltd.	48,049	309
Adani Enterprises Ltd.	38,435	303
Yes Bank Ltd.	26,777	299
Adani Ports & Special Economic Zone Ltd.	63,418	295
ICICI Bank Ltd. ADR	5,206	293
JSW Steel Ltd.	14,198	293
Bharat Heavy Electricals Ltd.	69,666	291
Bharti Infratel Ltd.	58,710	282
Eicher Motors Ltd.	1,341	282
Tata Steel Ltd.	34,752	280
Bharat Petroleum Corp. Ltd.	22,140	264
Apollo Hospitals Enterprise Ltd.	14,411	262
Hindalco Industries Ltd.	98,096	261
Ambuja Cements Ltd.	70,050	261
* Havells India Ltd.	55,138	259
NMDC Ltd.	91,927	257
Indian Oil Corp. Ltd.	41,099	246
State Bank of India	5,553	245
IDFC Ltd.	93,959	240
Motherson Sumi Systems Ltd.	34,381	237
Cairn India Ltd.	50,775	236
Shriram Transport Finance Co. Ltd.	15,123	235
Godrej Consumer Products Ltd.	14,534	229
Hindustan Zinc Ltd.	79,986	223
* Reliance Communications Ltd.	126,502	219
ABB India Ltd.	11,390	218
UPL Ltd.	37,433	212
Petronet LNG Ltd.	61,098	200
Oil India Ltd.	18,669	195
Hindustan Petroleum Corp. Ltd.	21,982	193
Reliance Infrastructure Ltd.	17,599	183
Grasim Industries Ltd.	3,156	180
Bharat Forge Ltd.	12,991	172
Rural Electrification Corp. Ltd.	34,799	171
Dabur India Ltd.	46,096	171
Power Finance Corp. Ltd.	36,749	169
Tata Power Co. Ltd.	108,176	166
Mindtree Ltd.	9,244	166
Jindal Steel & Power Ltd.	63,005	166
* Ranbaxy Laboratories Ltd.	15,610	161
Bank of Baroda	10,604	161
Glenmark Pharmaceuticals Ltd.	13,590	159
Mahindra & Mahindra Financial Services Ltd.	32,712	158
Siemens Ltd.	10,185	145
Shree Cement Ltd.	971	144
* Central Bank of India	128,648	140
United Breweries Ltd.	11,552	131
GlaxoSmithKline Pharmaceuticals Ltd.	2,939	130
Steel Authority of India Ltd.	95,346	129
Punjab National Bank	8,346	126
Marico Ltd.	24,788	126
Cadila Healthcare Ltd.	5,490	126
Britannia Industries Ltd.	4,992	125

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
Pidilite Industries Ltd.	18,150	123
Divi's Laboratories Ltd.	3,935	120
Piramal Enterprises Ltd.	8,374	110
Oracle Financial Services Software Ltd.	1,951	109
HDFC Bank Ltd.	7,224	107
Page Industries Ltd.	735	107
MRF Ltd.	207	106
Aditya Birla Nuvo Ltd.	3,850	105
Max India Ltd.	18,124	105
DLF Ltd.	51,046	104
CESC Ltd.	9,350	103
Apollo Tyres Ltd.	28,669	102
Reliance Capital Ltd.	13,059	101
Castrol India Ltd.	14,722	99
Arvind Ltd.	20,018	99
Canara Bank	15,022	99
Oberoi Realty Ltd.	23,982	96
Bajaj Holdings & Investment Ltd.	4,212	96
GMR Infrastructure Ltd.	269,033	96
Colgate-Palmolive India Ltd.	3,469	96
Torrent Pharmaceuticals Ltd.	6,428	93
IIFL Holdings Ltd.	32,769	91
ACC Ltd.	3,677	90
GlaxoSmithKline Consumer Healthcare Ltd.	991	89
Voltas Ltd.	21,448	88
Bajaj Finserv Ltd.	5,037	88
Cummins India Ltd.	7,352	88
JSW Energy Ltd.	65,068	86
* Gujarat Pipavav Port Ltd.	29,361	80
Info Edge India Ltd.	5,723	79
ING Vysya Bank Ltd.	7,431	78
* Reliance Power Ltd.	62,911	78
Union Bank of India	21,229	78
* Indian Hotels Co. Ltd.	44,199	76
Bajaj Finance Ltd.	1,650	75
Thermax Ltd.	5,117	75
* Jammu & Kashmir Bank Ltd.	32,230	73
* Jubilant Foodworks Ltd.	3,560	73
Tata Communications Ltd.	10,833	71
* Ashok Leyland Ltd.	92,594	70
* SKS Microfinance Ltd.	12,790	69
* Unitech Ltd.	198,930	68
* Hathway Cable & Datacom Ltd.	13,188	67
Berger Paints India Ltd.	10,247	67
Credit Analysis & Research Ltd.	2,975	65
Crompton Greaves Ltd.	21,131	65
TVS Motor Co. Ltd.	15,125	65
Bank of India	13,460	63
IRB Infrastructure Developers Ltd.	15,260	63
Mphasis Ltd.	9,554	62
Torrent Power Ltd.	23,118	62
Exide Industries Ltd.	23,787	61
Tata Chemicals Ltd.	9,174	61
Tata Global Beverages Ltd.	22,864	60
Vakrangee Ltd.	28,576	59
Sintex Industries Ltd.	37,552	59
* National Aluminium Co. Ltd.	63,183	59
NHPC Ltd.	174,976	59
Emami Ltd.	4,352	58
Ipca Laboratories Ltd.	4,757	57
* Amara Raja Batteries Ltd.	5,150	55
Just Dial Ltd.	2,245	55
Gateway Distriparks Ltd.	11,596	54
Amtek Auto Ltd.	19,970	54

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
* PI Industries Ltd.	7,408	54
Dewan Housing Finance Corp. Ltd.	8,815	53
Sun TV Network Ltd.	9,912	53
* Jaiprakash Associates Ltd.	101,329	52
Gujarat Gas Co. Ltd.	6,502	51
Sobha Developers Ltd.	7,055	50
Prestige Estates Projects Ltd.	12,821	48
Wipro Ltd. ADR	3,918	48
* Essar Oil Ltd.	23,435	46
* Sun Pharma Advanced Research Co. Ltd.	14,218	46
L&T Finance Holdings Ltd.	40,644	46
IFCI Ltd.	75,943	45
IDBI Bank Ltd.	37,908	44
* Housing Development & Infrastructure Ltd.	31,911	43
NCC Ltd.	43,628	42
* Adani Power Ltd.	53,808	42
Jain Irrigation Systems Ltd.	28,413	42
Wockhardt Ltd.	3,362	41
Indiabulls Real Estate Ltd.	33,322	39
* Suzlon Energy Ltd.	151,445	33
Indian Overseas Bank	27,269	26
Bhushan Steel Ltd.	9,009	16
		60,216
Indonesia (0.3%)
Bank Central Asia Tbk PT	2,084,428	2,255
Astra International Tbk PT	2,922,130	1,659
Telekomunikasi Indonesia Persero Tbk PT	6,660,340	1,529
Bank Rakyat Indonesia Persero Tbk PT	1,365,678	1,255
Bank Mandiri Persero Tbk PT	1,154,116	990
Perusahaan Gas Negara Persero Tbk PT	1,370,300	675
Bank Negara Indonesia Persero Tbk PT	1,003,630	495
Semen Indonesia Persero Tbk PT	333,500	444
Unilever Indonesia Tbk PT	137,300	346
Kalbe Farma Tbk PT	2,301,200	325
Charoen Pokphand Indonesia Tbk PT	931,000	324
United Tractors Tbk PT	185,560	286
Gudang Garam Tbk PT	59,200	283
Indocement Tunggal Prakarsa Tbk PT	137,100	276
AKR Corporindo Tbk PT	633,900	260
Indofood Sukses Makmur Tbk PT	457,000	258
Lippo Karawaci Tbk PT	2,823,500	251
XL Axiata Tbk PT	418,000	191
Intiland Development Tbk PT	3,560,300	175
Tower Bersama Infrastructure Tbk PT	213,900	158
Adaro Energy Tbk PT	1,516,000	144
Indofood CBP Sukses Makmur Tbk PT	147,600	135
Summarecon Agung Tbk PT	1,269,000	133
Media Nusantara Citra Tbk PT	547,400	127
Ciputra Development Tbk PT	1,284,100	122
Jasa Marga Persero Tbk PT	225,200	120
Bank Danamon Indonesia Tbk PT	338,800	119
Surya Citra Media Tbk PT	398,600	113
Tambang Batubara Bukit Asam Persero Tbk PT	100,900	108
Bumi Serpong Damai Tbk PT	812,600	108
Ramayana Lestari Sentosa Tbk PT	1,519,900	103
BISI International Tbk PT	2,175,600	89
* Trada Maritime Tbk PT	576,500	88
Gajah Tunggal Tbk PT	660,000	79
Indo Tambangraya Megah Tbk PT	42,500	74
Bank Tabungan Negara Persero Tbk PT	743,100	70
Vale Indonesia Tbk PT	216,600	69
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,091,000	68
Matahari Putra Prima Tbk PT	256,100	67
Medco Energi Internasional Tbk PT	186,500	60

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
Wijaya Karya Persero Tbk PT	249,900	59
Pakuwon Jati Tbk PT	1,527,500	57
Astra Agro Lestari Tbk PT	26,500	52
Ace Hardware Indonesia Tbk PT	729,200	49
Timah Persero Tbk PT	473,400	48
Global Mediacom Tbk PT	294,000	48
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	293,100	48
* MNC Investama Tbk PT	1,711,000	47
Surya Semesta Internusa Tbk PT	704,600	45
* Siloam International Hospitals Tbk PT	38,600	44
Arwana Citramulia Tbk PT	550,622	42
Mitra Adiperkasa Tbk PT	82,600	36
Alam Sutera Realty Tbk PT	815,000	32
* Indosat Tbk PT	100,000	30
* Bumi Resources Tbk PT	1,618,500	18
* Berlian Laju Tanker Tbk PT	968,000	16
		15,102
Ireland (0.1%)
* Bank of Ireland	3,689,086	1,451
Kerry Group plc Class A	19,338	1,315
* Ryanair Holdings plc ADR	14,152	786
Smurfit Kappa Group plc	30,271	625
Paddy Power plc	6,342	462
Glanbia plc	29,480	416
* ICON plc	7,800	410
Kingspan Group plc	23,523	368
C&C Group plc	51,114	228
* Ryanair Holdings plc	23,375	223
FBD Holdings plc	1,374	23
		6,307
Israel (0.2%)
Teva Pharmaceutical Industries Ltd.	127,407	7,203
Bank Hapoalim BM	117,282	600
Strauss Group Ltd.	35,491	574
* Bank Leumi Le-Israel BM	142,014	508
Israel Chemicals Ltd.	55,193	372
Bezeq The Israeli Telecommunication Corp. Ltd.	211,036	358
NICE-Systems Ltd.	7,024	284
* Mellanox Technologies Ltd.	4,539	203
Delek Group Ltd.	589	202
Elbit Systems Ltd.	2,941	179
* Mizrahi Tefahot Bank Ltd.	15,715	174
* Israel Discount Bank Ltd. Class A	90,584	147
Gazit-Globe Ltd.	12,436	145
Frutarom Industries Ltd.	5,312	132
* Israel Corp. Ltd.	219	108
Azrieli Group	3,265	105
* Delek Energy Systems Ltd.	157	101
Paz Oil Co. Ltd.	663	95
* EZchip Semiconductor Ltd.	3,995	83
Osem Investments Ltd.	4,261	82
Cellcom Israel Ltd. (Registered)	8,090	82
Shikun & Binui Ltd.	35,075	80
Alony Hetz Properties & Investments Ltd.	11,949	80
Harel Insurance Investments & Financial Services Ltd.	14,790	74
Melisron Ltd.	2,819	74
Ormat Industries	10,070	68
* Nitsba Holdings 1995 Ltd.	4,580	67
Migdal Insurance & Financial Holding Ltd.	47,854	64
* Clal Insurance Enterprises Holdings Ltd.	3,854	61
* Oil Refineries Ltd.	184,043	60
* Partner Communications Co. Ltd.	8,707	57
* Allot Communications Ltd.	4,912	57

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
*	Jerusalem Oil Exploration	1,309	52
	Ituran Location and Control Ltd.	2,266	46
*	Compugen Ltd.	6,072	45
*	Tower Semiconductor Ltd.	4,218	42
*	Evogene Ltd.	2,628	29
*	Mazor Robotics Ltd.	5,016	29
*	Kamada Ltd.	5,171	21
			12,743
Italy (0.8%)
	Eni SPA	331,112	7,052
	Intesa Sanpaolo SPA (Registered)	1,576,371	4,628
	Enel SPA	864,918	4,417
	UniCredit SPA	608,149	4,398
	Assicurazioni Generali SPA	169,493	3,474
*	Telecom Italia SPA (Registered)	1,533,838	1,733
	Snam SPA	273,012	1,476
	CNH Industrial NV (MTAA)	156,165	1,273
	Atlantia SPA	54,052	1,272
*,^	Fiat Chrysler Automobiles NV	110,442	1,232
	Luxottica Group SPA	23,799	1,211
	Terna Rete Elettrica Nazionale SPA	227,655	1,148
	Unione di Banche Italiane SCpA	112,656	883
	Prysmian SPA	41,681	722
*	Saipem SPA	45,823	719
	Tenaris SA ADR	16,656	660
	Banco Popolare SC	45,531	660
	Telecom Italia SPA (Bearer)	677,998	606
*	Mediobanca SPA	66,916	590
	Tenaris SA	29,761	589
	Exor SPA	13,434	586
*	Banca Popolare dell'Emilia Romagna SC	72,181	550
	Pirelli & C. SPA	40,851	547
	Banca Monte dei Paschi di Siena SPA	582,843	444
*	Banca Popolare di Milano Scarl	585,725	441
	Recordati SPA	23,910	414
*	Finmeccanica SPA	43,641	394
	Enel Green Power SPA	155,299	382
	Azimut Holding SPA	14,662	343
	Banca Generali SPA	10,417	276
*	Mediaset SPA	76,587	256
	Italcementi SPA	43,842	251
	UnipolSai SPA	92,629	249
	Davide Campari-Milano SPA	33,217	239
	Mediolanum SPA	35,176	237
	ERG SPA	20,451	235
	Unipol Gruppo Finanziario SPA Preference Shares	51,585	230
	Banca Popolare di Sondrio SCARL	57,158	229
	DiaSorin SPA	5,622	217
*	Indesit Co. SPA	15,131	208
^	GTECH SPA	8,557	199
	Moncler SPA	12,757	177
	Ansaldo STS SPA	14,366	165
*	Sorin SPA	69,863	156
*	Yoox SPA	8,423	156
	A2A SPA	144,973	145
	Tod's SPA	1,503	138
	Hera SPA	52,485	138
*	Credito Valtellinese SC	130,072	135
	Salvatore Ferragamo SPA	5,670	134
	Danieli & C Officine Meccaniche SPA	6,539	118
*	World Duty Free SPA	13,384	113
	UnipolSai SPA B	41,423	111
	MARR SPA	6,935	110
	Parmalat SPA	35,444	106

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
	Brembo SPA	3,126	104
	Societa Cattolica di Assicurazioni SCRL	6,519	101
	Interpump Group SPA	7,591	99
*	Ei Towers SPA	1,850	93
	Buzzi Unicem SPA	6,809	92
*	Autogrill SPA	13,384	91
	De' Longhi	4,585	90
*,^	Banca Carige SPA	887,005	74
	Unipol Gruppo Finanziario SPA	14,582	70
	Societa Iniziative Autostradali e Servizi SPA	6,715	67
	Cementir Holding SPA	10,694	64
^	Trevi Finanziaria Industriale SPA	17,319	62
*	Salini Impregilo SPA	21,515	59
	CNH Industrial NV (XNYS)	6,507	53
*,^	RCS MediaGroup SPA	48,117	51
	Credito Emiliano SPA	6,039	46
	Immobiliare Grande Distribuzione	55,106	46
	Amplifon SPA	7,821	46
	Brunello Cucinelli SPA	2,164	44
*	Safilo Group SPA	3,221	44
	ASTM SPA	3,541	43
	ACEA SPA	3,477	43
*	Piaggio & C SPA	14,781	41
*,^	Saras SPA	40,518	41
	Industria Macchine Automatiche SPA	1,016	40
	Beni Stabili SpA SIIQ	57,111	39
	Esprinet SPA	4,334	36
	Iren SPA	29,026	35
	Astaldi SPA	4,791	33
*,^	Geox SPA	10,796	33
*	CIR-Compagnie Industriali Riunite SPA	32,485	33
	Italmobiliare SPA	1,194	28
*	Gruppo Editoriale L'Espresso SPA	22,920	25
			49,438
Japan (7.8%)
	Toyota Motor Corp.	358,430	21,562
	Mitsubishi UFJ Financial Group Inc.	1,918,651	11,440
	SoftBank Corp.	127,769	9,468
	Honda Motor Co. Ltd.	241,400	7,681
	Sumitomo Mitsui Financial Group Inc.	183,148	7,445
	Mizuho Financial Group Inc.	3,207,507	5,845
	Japan Tobacco Inc.	153,993	5,335
	KDDI Corp.	78,400	5,051
	Hitachi Ltd.	622,784	5,001
	Mitsubishi Estate Co. Ltd.	192,626	4,947
	Astellas Pharma Inc.	306,300	4,838
	FANUC Corp.	27,400	4,814
	Canon Inc.	154,600	4,761
	Takeda Pharmaceutical Co. Ltd.	105,100	4,585
	East Japan Railway Co.	53,366	4,220
	Seven & I Holdings Co. Ltd.	104,200	4,114
	Mitsui Fudosan Co. Ltd.	127,000	4,113
	NTT DOCOMO Inc.	241,784	4,054
	Central Japan Railway Co.	25,400	3,919
	Shin-Etsu Chemical Co. Ltd.	57,852	3,763
	Murata Manufacturing Co. Ltd.	32,900	3,741
	Mitsubishi Corp.	187,600	3,740
	Nippon Telegraph & Telephone Corp.	59,800	3,736
	Mitsubishi Electric Corp.	280,787	3,662
	Bridgestone Corp.	107,086	3,579
	Mitsui & Co. Ltd.	227,800	3,490
	Panasonic Corp.	283,755	3,423
	Komatsu Ltd.	136,100	3,270
	Kao Corp.	83,574	3,206

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
Nissan Motor Co. Ltd.	342,601	3,171
Nippon Steel & Sumitomo Metal Corp.	1,172,745	3,145
Tokio Marine Holdings Inc.	95,700	3,101
ITOCHU Corp.	245,800	3,009
Denso Corp.	63,800	2,971
Nomura Holdings Inc.	470,600	2,951
Keyence Corp.	6,083	2,941
Fuji Heavy Industries Ltd.	84,700	2,874
Mitsubishi Heavy Industries Ltd.	431,870	2,742
Sony Corp.	133,300	2,686
Kubota Corp.	167,000	2,670
Fast Retailing Co. Ltd.	7,000	2,598
Tokyo Gas Co. Ltd.	446,000	2,596
SMC Corp.	8,500	2,463
ORIX Corp.	175,460	2,457
Toshiba Corp.	547,000	2,443
Daikin Industries Ltd.	36,379	2,290
Dai-ichi Life Insurance Co. Ltd.	149,100	2,269
Sumitomo Realty & Development Co. Ltd.	58,846	2,230
Sumitomo Mitsui Trust Holdings Inc.	508,460	2,097
Kyocera Corp.	43,300	2,032
Nintendo Co. Ltd.	18,100	1,969
FUJIFILM Holdings Corp.	58,800	1,934
* Olympus Corp.	52,800	1,931
Hoya Corp.	52,700	1,927
Nidec Corp.	29,306	1,926
Daiwa Securities Group Inc.	236,000	1,881
Daito Trust Construction Co. Ltd.	14,604	1,844
Suzuki Motor Corp.	54,181	1,842
Otsuka Holdings Co. Ltd.	50,900	1,825
Asahi Group Holdings Ltd.	57,100	1,787
Isuzu Motors Ltd.	129,820	1,737
Mazda Motor Corp.	70,600	1,696
Secom Co. Ltd.	26,700	1,655
MS&AD Insurance Group Holdings Inc.	73,491	1,613
Sumitomo Corp.	148,700	1,609
Daiwa House Industry Co. Ltd.	83,100	1,601
Inpex Corp.	123,600	1,584
JFE Holdings Inc.	79,100	1,584
Kirin Holdings Co. Ltd.	116,100	1,518
Oriental Land Co. Ltd.	6,800	1,484
Marubeni Corp.	226,028	1,470
Resona Holdings Inc.	252,506	1,469
Ajinomoto Co. Inc.	78,000	1,464
Asahi Kasei Corp.	176,000	1,462
Tokyo Electron Ltd.	23,300	1,446
JX Holdings Inc.	328,107	1,425
Daiichi Sankyo Co. Ltd.	92,900	1,405
Sumitomo Electric Industries Ltd.	102,200	1,405
Fujitsu Ltd.	228,906	1,401
Omron Corp.	28,800	1,397
Eisai Co. Ltd.	34,400	1,348
Shimano Inc.	9,900	1,331
Toray Industries Inc.	191,000	1,293
Sysmex Corp.	29,346	1,291
Sompo Japan Nipponkoa Holdings Inc.	50,275	1,290
Ono Pharmaceutical Co. Ltd.	12,200	1,250
West Japan Railway Co.	25,300	1,221
Rakuten Inc.	103,700	1,186
NEC Corp.	327,000	1,179
Nitto Denko Corp.	21,300	1,174
Terumo Corp.	46,100	1,172
* Chubu Electric Power Co. Inc.	97,000	1,169
Yamato Holdings Co. Ltd.	53,100	1,145

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
Dentsu Inc.	30,449	1,141
Unicharm Corp.	47,900	1,122
Tokyu Corp.	167,000	1,114
T&D Holdings Inc.	84,800	1,109
* Kansai Electric Power Co. Inc.	105,700	1,054
Toyota Industries Corp.	21,900	1,051
Shionogi & Co. Ltd.	40,400	1,050
Kintetsu Corp.	293,000	1,028
Osaka Gas Co. Ltd.	255,000	1,028
Makita Corp.	17,500	1,025
Hankyu Hanshin Holdings Inc.	170,000	1,024
Sumitomo Metal Mining Co. Ltd.	70,000	985
Ricoh Co. Ltd.	92,100	976
Bank of Yokohama Ltd.	161,000	939
Dai Nippon Printing Co. Ltd.	94,000	937
Aeon Co. Ltd.	92,800	934
TDK Corp.	15,800	912
IHI Corp.	184,000	908
Aisin Seiki Co. Ltd.	27,000	905
Chugai Pharmaceutical Co. Ltd.	29,700	905
Sekisui House Ltd.	71,900	900
Sumitomo Heavy Industries Ltd.	159,000	898
Japan Exchange Group Inc.	35,100	880
Seiko Epson Corp.	18,300	867
Tohoku Electric Power Co. Inc.	68,200	863
Rohm Co. Ltd.	13,800	859
Mitsubishi Chemical Holdings Corp.	169,084	847
Japan Pure Chemical Co. Ltd.	39,600	842
Shiseido Co. Ltd.	50,100	838
Shizuoka Bank Ltd.	80,000	837
NSK Ltd.	62,000	833
NGK Insulators Ltd.	37,000	817
Yaskawa Electric Corp.	62,263	815
LIXIL Group Corp.	36,800	812
Mitsubishi Motors Corp.	76,000	800
Yakult Honsha Co. Ltd.	14,300	796
MEIJI Holdings Co. Ltd.	9,217	786
Taisei Corp.	139,000	785
Toyota Tsusho Corp.	30,800	783
JGC Corp.	29,000	763
* Recruit Holdings Co. Ltd.	23,170	762
* Tokyo Electric Power Co. Inc.	207,800	755
Odakyu Electric Railway Co. Ltd.	79,000	751
Kawasaki Heavy Industries Ltd.	188,000	746
NGK Spark Plug Co. Ltd.	27,900	740
Hakuto Co. Ltd.	73,024	736
Konica Minolta Inc.	64,300	728
Taisei Lamick Co. Ltd.	29,800	726
Japan Transcity Corp.	209,000	726
Tobu Railway Co. Ltd.	140,000	716
Fukuyama Transporting Co. Ltd.	139,000	708
Chiba Bank Ltd.	98,000	701
* Kyushu Electric Power Co. Inc.	63,200	692
Yamaha Motor Co. Ltd.	35,900	691
Nippon Paint Holdings Co. Ltd.	30,000	684
Toho Co. Ltd.	177,000	683
Yahoo Japan Corp.	190,000	673
Sumitomo Chemical Co. Ltd.	192,492	672
Toppan Printing Co. Ltd.	96,000	662
Aeon Mall Co. Ltd.	35,072	654
Asahi Glass Co. Ltd.	124,000	654
Sekisui Chemical Co. Ltd.	52,000	646
Nitori Holdings Co. Ltd.	10,000	644
Shimizu Corp.	86,000	644

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
	Kikkoman Corp.	27,750	642
	Bandai Namco Holdings Inc.	25,800	638
	Obayashi Corp.	89,000	626
	Minebea Co. Ltd.	45,000	624
	NTT Data Corp.	15,800	621
	Amada Co. Ltd.	69,500	620
	Kobe Steel Ltd.	383,000	617
	Isetan Mitsukoshi Holdings Ltd.	44,800	616
	Suntory Beverage & Food Ltd.	16,900	609
	Keio Corp.	79,000	608
	Santen Pharmaceutical Co. Ltd.	10,000	600
	Electric Power Development Co. Ltd.	17,300	598
	Keikyu Corp.	71,000	597
	Brother Industries Ltd.	32,200	590
^	Nikon Corp.	42,800	587
	NH Foods Ltd.	25,000	580
	M3 Inc.	32,600	549
	Taiheiyo Cement Corp.	148,000	544
	Nippon Valqua Industries Ltd.	194,000	542
	Shinsei Bank Ltd.	240,000	540
	Asics Corp.	23,400	540
	Pronexus Inc.	79,900	537
	Fukuoka Financial Group Inc.	103,000	535
	Lawson Inc.	7,800	533
^	Yamada Denki Co. Ltd.	165,260	531
	TOTO Ltd.	47,000	531
*,^	Sharp Corp.	207,302	530
	Mitsubishi Materials Corp.	165,340	526
	Mitsui OSK Lines Ltd.	164,397	523
	Hirose Electric Co. Ltd.	4,200	521
	Chugoku Electric Power Co. Inc.	38,900	519
	Nippon Express Co. Ltd.	116,000	516
	Hino Motors Ltd.	34,600	508
	Shimamura Co. Ltd.	5,700	503
	Aozora Bank Ltd.	139,901	499
	Kansai Paint Co. Ltd.	32,000	496
	Nippon Yusen KK	188,000	496
	Koito Manufacturing Co. Ltd.	16,000	495
	Nissin Foods Holdings Co. Ltd.	9,100	486
^	Casio Computer Co. Ltd.	30,100	485
	Tokyo Tatemono Co. Ltd.	55,000	484
	Shibusawa Warehouse Co. Ltd.	142,000	482
	Trend Micro Inc.	14,200	481
	Kajima Corp.	105,000	477
	Yokogawa Electric Corp.	33,600	476
	Kourakuen Corp.	37,200	471
	Oji Holdings Corp.	129,000	466
	Kuraray Co. Ltd.	39,600	465
	Suruga Bank Ltd.	22,000	465
	JSR Corp.	25,100	457
	Don Quijote Holdings Co. Ltd.	7,500	453
	Keisei Electric Railway Co. Ltd.	38,000	452
	Sega Sammy Holdings Inc.	28,000	448
	Tokyu Fudosan Holdings Corp.	62,886	447
	Nagoya Railroad Co. Ltd.	101,000	443
^	Seibu Holdings Inc.	23,238	442
	Yushiro Chemical Industry Co. Ltd.	35,394	441
	Mitsubishi Tanabe Pharma Corp.	28,600	440
	Daicel Corp.	37,000	437
	Joyo Bank Ltd.	80,000	435
	JTEKT Corp.	26,800	434
	Credit Saison Co. Ltd.	20,400	434
	Nippon Parking Development Co. Ltd.	394,900	423
	Fujikura Kasei Co. Ltd.	78,200	417

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
Hulic Co. Ltd.	37,200	415
Toyo Suisan Kaisha Ltd.	12,000	415
Nomura Research Institute Ltd.	12,400	413
Stanley Electric Co. Ltd.	20,000	411
Kyoritsu Maintenance Co. Ltd.	9,932	410
Alps Electric Co. Ltd.	23,300	403
Rinnai Corp.	4,500	403
Nabtesco Corp.	16,000	401
Taisho Pharmaceutical Holdings Co. Ltd.	5,600	398
Kyowa Hakko Kirin Co. Ltd.	34,000	398
Daihatsu Motor Co. Ltd.	28,400	396
Toho Co. Ltd.	17,000	394
Iyo Bank Ltd.	36,200	392
Advantest Corp.	32,800	383
J Front Retailing Co. Ltd.	28,500	382
Toho Gas Co. Ltd.	69,000	380
USS Co. Ltd.	23,500	380
Hachijuni Bank Ltd.	61,000	379
Hitachi Metals Ltd.	22,000	377
Sony Financial Holdings Inc.	23,100	373
Keihan Electric Railway Co. Ltd.	73,000	370
Ryohin Keikaku Co. Ltd.	2,700	367
Hamamatsu Photonics KK	7,800	361
Nippon Chemiphar Co. Ltd.	69,000	358
NOK Corp.	13,700	358
Japan Airlines Co. Ltd.	13,400	357
KYORIN Holdings Inc.	16,800	357
Hisamitsu Pharmaceutical Co. Inc.	10,500	355
THK Co. Ltd.	13,800	352
Bank of Kyoto Ltd.	39,000	341
Century Tokyo Leasing Corp.	12,900	340
Mitsubishi Gas Chemical Co. Inc.	56,000	337
Mitsubishi UFJ Lease & Finance Co. Ltd.	63,300	337
Alfresa Holdings Corp.	25,900	334
Duskin Co. Ltd.	20,100	332
Nissan Chemical Industries Ltd.	17,500	330
Hiroshima Bank Ltd.	65,000	330
Japan Airport Terminal Co. Ltd.	8,000	325
Seven Bank Ltd.	77,600	325
Toyo Seikan Group Holdings Ltd.	26,300	323
* Mitsui Chemicals Inc.	109,000	323
Air Water Inc.	20,000	322
Shochiku Co. Ltd.	34,000	321
Kakaku.com Inc.	23,368	320
Zeon Corp.	34,000	319
Gunma Bank Ltd.	50,000	317
MISUMI Group Inc.	9,800	313
Ebara Corp.	55,000	308
Shimadzu Corp.	34,000	302
Yokohama Rubber Co. Ltd.	33,000	300
Tosoh Corp.	68,000	300
Obic Co. Ltd.	8,200	299
SBI Holdings Inc.	25,740	299
Fuji Electric Co. Ltd.	67,000	298
Chugoku Bank Ltd.	19,700	297
AEON Financial Service Co. Ltd.	13,800	295
ANA Holdings Inc.	122,000	292
Nankai Electric Railway Co. Ltd.	60,000	291
Citizen Holdings Co. Ltd.	44,300	291
Calbee Inc.	8,100	290
MediPal Holdings Corp.	25,700	290
Suzuken Co. Ltd.	10,600	289
Kurita Water Industries Ltd.	13,400	289
Nisshin Seifun Group Inc.	28,820	288

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
	Marui Group Co. Ltd.	33,700	288
	Kamigumi Co. Ltd.	29,000	287
^	Taiyo Nippon Sanso Corp.	32,000	287
	Hokuhoku Financial Group Inc.	144,000	286
	Hazama Ando Corp.	42,100	285
	Hakuhodo DY Holdings Inc.	28,000	282
	Yamaha Corp.	20,300	282
	Sumitomo Rubber Industries Ltd.	20,300	280
	Kaken Pharmaceutical Co. Ltd.	11,000	280
	Miraca Holdings Inc.	6,600	280
	Hoshizaki Electric Co. Ltd.	5,582	277
	Mitsubishi Logistics Corp.	18,000	277
	Haseko Corp.	36,600	273
	NTN Corp.	61,000	273
	Benesse Holdings Inc.	8,600	273
	FamilyMart Co. Ltd.	6,800	273
	Hokuriku Electric Power Co.	20,000	272
	Mabuchi Motor Co. Ltd.	3,000	266
	Kobayashi Pharmaceutical Co. Ltd.	4,200	266
	Nippon Kayaku Co. Ltd.	20,000	266
	Dowa Holdings Co. Ltd.	31,000	265
	Teijin Ltd.	108,000	263
	DIC Corp.	125,000	259
	Otsuka Corp.	6,900	259
^	Sanrio Co. Ltd.	8,992	258
	Kanamoto Co. Ltd.	7,000	258
	Pigeon Corp.	4,100	258
	FP Corp.	8,800	257
	TonenGeneral Sekiyu KK	29,000	256
	77 Bank Ltd.	45,000	255
*	Shikoku Electric Power Co. Inc.	18,300	253
	Sawai Pharmaceutical Co. Ltd.	4,200	251
	Takashimaya Co. Ltd.	30,000	251
	Zenkoku Hosho Co. Ltd.	7,800	251
	COMSYS Holdings Corp.	13,800	250
	Yamaguchi Financial Group Inc.	26,000	250
	Oki Electric Industry Co. Ltd.	106,000	250
	Nihon Kohden Corp.	4,900	249
	Sumitomo Dainippon Pharma Co. Ltd.	21,100	249
	Asahi Organic Chemicals Industry Co. Ltd.	106,000	245
	Tsuruha Holdings Inc.	4,000	240
	Nippon Shinyaku Co. Ltd.	8,000	239
	Sanken Electric Co. Ltd.	29,000	237
*	Leopalace21 Corp.	37,200	236
	Kawasaki Kisen Kaisha Ltd.	102,000	236
	Nomura Real Estate Holdings Inc.	13,200	235
	Tadano Ltd.	16,000	234
	Iida Group Holdings Co. Ltd.	20,181	234
*,^	Mitsubishi Kakoki Kaisha Ltd.	60,000	234
	Nippon Shokubai Co. Ltd.	19,000	233
	Nishi-Nippon City Bank Ltd.	83,000	233
	Hitachi High-Technologies Corp.	7,400	230
	Showa Denko KK	171,000	228
	Ezaki Glico Co. Ltd.	7,000	228
	Toyo Tire & Rubber Co. Ltd.	13,600	227
*	Hokkaido Electric Power Co. Inc.	27,000	227
	GS Yuasa Corp.	45,000	226
	Sugi Holdings Co. Ltd.	5,100	226
	Fujikura Ltd.	53,000	226
	Hitachi Chemical Co. Ltd.	12,500	226
	Coca-Cola East Japan Co. Ltd.	12,500	225
	Ibiden Co. Ltd.	14,900	225
	Konami Corp.	11,200	225
	K's Holdings Corp.	8,142	222

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
	Nippon Electric Glass Co. Ltd.	47,000	222
	North Pacific Bank Ltd.	52,400	218
	Topcon Corp.	9,200	217
	Sankyo Co. Ltd.	5,900	217
	Mitsui Mining & Smelting Co. Ltd.	84,000	217
	Kaneka Corp.	39,000	216
	Seino Holdings Co. Ltd.	27,000	216
	Takara Holdings Inc.	27,000	216
	Jafco Co. Ltd.	5,400	214
	Square Enix Holdings Co. Ltd.	10,500	214
	Kewpie Corp.	12,200	214
	Disco Corp.	3,100	213
	Izumi Co. Ltd.	6,500	212
	Japan Securities Finance Co. Ltd.	36,300	209
	Yamazaki Baking Co. Ltd.	17,000	208
	Chiyoda Corp.	20,000	208
	Sundrug Co. Ltd.	4,200	207
	Hitachi Construction Machinery Co. Ltd.	10,000	206
	Idemitsu Kosan Co. Ltd.	10,400	206
	Iwatani Corp.	29,000	201
	Sanwa Holdings Corp.	28,000	201
	NTT Urban Development Corp.	17,400	200
	Nishimatsu Construction Co. Ltd.	40,000	198
	Azbil Corp.	8,000	196
	NHK Spring Co. Ltd.	21,000	196
	Nishi-Nippon Railroad Co. Ltd.	48,000	194
	Glory Ltd.	7,300	194
^	Sumco Corp.	14,100	193
	Denki Kagaku Kogyo KK	59,000	193
	Tokai Tokyo Financial Holdings Inc.	27,600	191
	Nagase & Co. Ltd.	14,600	191
	Rohto Pharmaceutical Co. Ltd.	12,800	187
	Showa Shell Sekiyu KK	21,600	186
	Mitsui Engineering & Shipbuilding Co. Ltd.	84,000	185
	Ube Industries Ltd.	121,000	183
*,^	Acom Co. Ltd.	56,300	183
	Hitachi Zosen Corp.	34,000	182
	Daifuku Co. Ltd.	15,300	182
	Japan Aviation Electronics Industry Ltd.	9,000	180
	Nippon Paper Industries Co. Ltd.	12,000	178
	Tsumura & Co.	7,800	178
	H2O Retailing Corp.	10,500	177
	SCREEN Holdings Co. Ltd.	32,000	175
	SMS Co. Ltd.	6,000	175
	Sojitz Corp.	116,048	174
	Sohgo Security Services Co. Ltd.	7,300	173
	OSG Corp.	10,500	173
	Toyoda Gosei Co. Ltd.	9,100	172
	Nippon Steel & Sumikin Bussan Corp.	46,000	170
	Resorttrust Inc.	7,000	170
	Daido Steel Co. Ltd.	43,000	167
	Okasan Securities Group Inc.	22,000	166
	Temp Holdings Co. Ltd.	5,000	166
	Shinko Plantech Co. Ltd.	21,200	166
	Park24 Co. Ltd.	10,900	166
^	Dena Co. Ltd.	12,700	165
	Sankyu Inc.	34,000	164
	House Foods Group Inc.	9,600	164
	Nippon Television Holdings Inc.	10,600	162
	SCSK Corp.	6,000	162
	Maruichi Steel Tube Ltd.	6,700	161
	Sotetsu Holdings Inc.	42,000	160
	Tsubakimoto Chain Co.	20,000	159
	Awa Bank Ltd.	26,000	158

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
	Horiba Ltd.	4,400	157
	Kose Corp.	3,800	157
	Asahi Intecc Co. Ltd.	3,300	156
	Yamato Kogyo Co. Ltd.	4,600	154
	HIS Co. Ltd.	5,800	154
*	Kumagai Gumi Co. Ltd.	43,000	153
	DMG Mori Seiki Co. Ltd.	12,700	153
	Sapporo Holdings Ltd.	35,000	153
*	Tokyo Rope Manufacturing Co. Ltd.	95,000	152
*	Kenedix Inc.	32,000	152
	Toyobo Co. Ltd.	105,000	151
	ABC-Mart Inc.	2,600	151
	Ushio Inc.	14,100	150
	Nihon M&A Center Inc.	5,100	150
	UACJ Corp.	40,000	149
	Aoyama Trading Co. Ltd.	6,200	149
	Sankyo Tateyama Inc.	8,200	148
	United Arrows Ltd.	3,900	148
	Juroku Bank Ltd.	37,000	147
	Calsonic Kansei Corp.	26,000	147
	Kagome Co. Ltd.	9,000	146
	Elematec Corp.	6,800	146
*	Japan Display Inc.	48,100	145
	Cosmos Pharmaceutical Corp.	1,000	145
	Pilot Corp.	2,500	144
	Toda Corp.	33,000	144
	ADEKA Corp.	11,000	144
	NIFTY Corp.	12,000	143
	IT Holdings Corp.	8,900	143
	Senshu Ikeda Holdings Inc.	26,900	143
	Shimachu Co. Ltd.	5,600	143
	Lion Corp.	25,000	142
	Japan Steel Works Ltd.	40,000	142
	Shiga Bank Ltd.	25,000	142
	Nissan Shatai Co. Ltd.	10,000	140
	Oracle Corp. Japan	3,600	140
	Tokuyama Corp.	47,000	139
	Nachi-Fujikoshi Corp.	22,000	139
	Furukawa Electric Co. Ltd.	78,000	139
	Matsumotokiyoshi Holdings Co. Ltd.	4,600	138
	Relo Holdings Inc.	1,900	137
	TS Tech Co. Ltd.	5,600	137
	Wacoal Holdings Corp.	13,000	137
*,^	Aiful Corp.	32,300	136
	Hikari Tsushin Inc.	2,000	136
	Hokuto Corp.	7,400	135
	UNY Group Holdings Co. Ltd.	25,500	135
	Sumitomo Forestry Co. Ltd.	12,600	134
	Nisshin Steel Co. Ltd.	14,200	134
	Inaba Denki Sangyo Co. Ltd.	3,800	134
	Nexon Co. Ltd.	15,100	133
	Gurunavi Inc.	9,500	133
^	Tekken Corp.	31,000	132
	OKUMA Corp.	18,000	131
	Nippon Konpo Unyu Soko Co. Ltd.	7,800	130
	Kissei Pharmaceutical Co. Ltd.	4,848	129
	Taiyo Yuden Co. Ltd.	12,200	128
	Keiyo Bank Ltd.	24,000	128
	Nippon Sharyo Ltd.	40,000	125
	Canon Marketing Japan Inc.	6,000	125
	Nisshinbo Holdings Inc.	15,000	124
	MOS Food Services Inc.	6,200	123
	Earth Chemical Co. Ltd.	3,300	123
	Panasonic Information Systems	4,600	122

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
	Anritsu Corp.	16,000	122
^	Bic Camera Inc.	13,700	122
*,^	Kadokawa Dwango Corp.	6,636	122
	Start Today Co. Ltd.	5,500	121
	Okumura Corp.	21,000	121
	Hitachi Kokusai Electric Inc.	8,000	121
	Miura Co. Ltd.	10,200	121
	Daio Paper Corp.	14,000	120
	Sumitomo Osaka Cement Co. Ltd.	38,000	120
	NOF Corp.	18,000	120
	Takasago Thermal Engineering Co. Ltd.	9,000	119
^	Ito En Ltd.	5,900	119
	SKY Perfect JSAT Holdings Inc.	19,100	119
	Ship Healthcare Holdings Inc.	5,000	119
	Hyakugo Bank Ltd.	28,000	119
	Sanyo Special Steel Co. Ltd.	34,000	119
	Penta-Ocean Construction Co. Ltd.	35,500	119
	Mochida Pharmaceutical Co. Ltd.	1,871	118
	Autobacs Seven Co. Ltd.	8,100	118
	San-In Godo Bank Ltd.	15,000	117
	Fuji Kyuko Co. Ltd.	11,000	116
	Furukawa Co. Ltd.	58,000	116
	Fuji Oil Co. Ltd.	7,100	115
	Fujitsu General Ltd.	9,000	115
	Daishi Bank Ltd.	32,000	114
	Matsui Securities Co. Ltd.	11,900	114
	Arcs Co. Ltd.	5,100	114
	Maeda Corp.	13,000	114
	ST Corp.	12,600	114
	Jaccs Co. Ltd.	19,000	114
^	Toyota Boshoku Corp.	9,800	113
^	Tokyo Steel Manufacturing Co. Ltd.	20,500	113
	Fujitec Co. Ltd.	11,100	113
	Ogaki Kyoritsu Bank Ltd.	40,000	112
	Hokkoku Bank Ltd.	32,000	112
	Toyo Engineering Corp.	22,000	112
	Nippo Corp.	6,000	112
	Ichiyoshi Securities Co. Ltd.	9,400	111
	Rock Field Co. Ltd.	6,500	110
	Musashino Bank Ltd.	3,200	110
	Lintec Corp.	5,200	110
	Nippon Gas Co. Ltd.	4,500	110
*	Pioneer Corp.	41,100	110
	Higo Bank Ltd.	19,000	110
	Matsuya Foods Co. Ltd.	5,600	109
	Nifco Inc.	3,401	109
	Nichirei Corp.	26,000	109
*	Sumitomo Mitsui Construction Co. Ltd.	89,300	109
	Nagaileben Co. Ltd.	5,600	108
	Hioki EE Corp.	7,000	108
	Royal Holdings Co. Ltd.	6,700	108
	Nagatanien Co. Ltd.	11,000	107
	Sankyo Seiko Co. Ltd.	28,400	107
*	Nippon Suisan Kaisha Ltd.	36,500	106
	Fuji Media Holdings Inc.	7,800	106
	Sanden Corp.	18,000	106
^	Wacom Co. Ltd.	28,000	106
	Rengo Co. Ltd.	24,000	106
	Itochu Techno-Solutions Corp.	2,600	105
	Kinden Corp.	10,000	105
	Nippon Seiki Co. Ltd.	5,000	105
	Kagoshima Bank Ltd.	16,000	105
	SHO-BOND Holdings Co. Ltd.	2,700	105
	Kisoji Co. Ltd.	6,000	104

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
Toho Bank Ltd.	28,000	104
Cosmo Oil Co. Ltd.	67,000	103
Monex Group Inc.	39,500	103
Coca-Cola West Co. Ltd.	7,100	102
Ikyu Corp.	7,400	102
Capcom Co. Ltd.	6,600	101
Heiwa Corp.	4,900	101
Mizuno Corp.	20,000	101
Meitec Corp.	3,100	100
J Trust Co. Ltd.	9,900	99
Fuji Machine Manufacturing Co. Ltd.	10,100	99
Aeon Delight Co. Ltd.	3,900	99
Nihon Parkerizing Co. Ltd.	4,000	97
Kyoei Steel Ltd.	5,800	97
Accordia Golf Co. Ltd.	9,200	96
Internet Initiative Japan Inc.	5,400	96
Tokyo Ohka Kogyo Co. Ltd.	3,300	95
Kureha Corp.	19,000	94
Toshiba TEC Corp.	13,000	94
Dunlop Sports Co. Ltd.	8,000	94
ASKUL Corp.	4,500	94
Saibu Gas Co. Ltd.	38,000	94
Aica Kogyo Co. Ltd.	4,400	93
Bank of Okinawa Ltd.	2,100	93
Fuji Seal International Inc.	3,100	93
Tokai Rika Co. Ltd.	4,700	92
^ Pasona Group Inc.	18,500	92
Japan Petroleum Exploration Co.	2,800	92
Toho Holdings Co. Ltd.	7,000	92
Hitachi Capital Corp.	3,700	92
MonotaRO Co. Ltd.	3,400	92
Bank of Iwate Ltd.	2,000	92
Okamoto Industries Inc.	23,000	92
Sakata Seed Corp.	6,200	91
^ NET One Systems Co. Ltd.	15,600	91
* Nippon Sheet Glass Co. Ltd.	93,742	91
* Tokyo TY Financial Group Inc.	2,849	91
Yamanashi Chuo Bank Ltd.	20,000	91
Shinmaywa Industries Ltd.	10,000	91
ZERIA Pharmaceutical Co. Ltd.	4,400	91
Makino Milling Machine Co. Ltd.	13,000	91
Mani Inc.	1,400	90
^ COOKPAD Inc.	2,700	90
Morita Holdings Corp.	9,000	89
Yamagata Bank Ltd.	19,000	89
Bank of the Ryukyus Ltd.	5,300	88
Marvelous Inc.	7,600	88
Nippon Light Metal Holdings Co. Ltd.	60,700	88
Kyowa Exeo Corp.	7,000	87
Nipro Corp.	10,400	87
Saizeriya Co. Ltd.	5,900	87
* Ulvac Inc.	6,900	87
Toyo Kanetsu KK	36,000	86
Nichiden Corp.	4,000	86
Kiyo Bank Ltd.	5,807	86
Shindengen Electric Manufacturing Co. Ltd.	13,000	86
Meidensha Corp.	23,000	86
Tokyo Dome Corp.	20,000	86
* Orient Corp.	41,500	86
Yoshinoya Holdings Co. Ltd.	7,400	85
Ai Holdings Corp.	4,200	85
Aomori Bank Ltd.	28,000	85
Jeol Ltd.	18,000	85
Nitto Kohki Co. Ltd.	4,500	84

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
Pola Orbis Holdings Inc.	2,000	84
Itoham Foods Inc.	16,000	84
Colowide Co. Ltd.	7,000	84
Ashikaga Holdings Co. Ltd.	23,200	83
KYB Co. Ltd.	19,000	83
Ryosan Co. Ltd.	3,900	83
Nichi-iko Pharmaceutical Co. Ltd.	4,950	83
Mitsubishi Pencil Co. Ltd.	2,500	83
Kato Works Co. Ltd.	11,000	83
Daibiru Corp.	7,300	83
Exedy Corp.	3,200	81
Shibuya Kogyo Co. Ltd.	3,200	81
Tokyo Seimitsu Co. Ltd.	4,900	81
Daiseki Co. Ltd.	4,500	81
Mirait Holdings Corp.	7,100	80
Hanwa Co. Ltd.	22,000	80
Maruetsu Inc.	16,000	80
San-Ai Oil Co. Ltd.	11,000	79
Onward Holdings Co. Ltd.	13,000	79
Topre Corp.	5,500	78
* Teikoku Sen-I Co. Ltd.	3,200	78
Valor Co. Ltd.	4,700	78
Maeda Road Construction Co. Ltd.	5,000	77
Tsugami Corp.	15,000	77
* Juki Corp.	24,000	77
Hibiya Engineering Ltd.	5,100	77
Kasumi Co. Ltd.	8,000	77
Takara Leben Co. Ltd.	17,600	76
Fuyo General Lease Co. Ltd.	1,900	76
Tokyo Electron Device Ltd.	5,800	76
TPR Co. Ltd.	3,100	76
TOKAI Holdings Corp.	15,400	76
Fudo Tetra Corp.	31,300	76
Mitsuba Corp.	4,600	75
Toagosei Co. Ltd.	17,000	75
Matsuya Co. Ltd.	5,100	75
Yaoko Co. Ltd.	1,200	74
Nippon Soda Co. Ltd.	13,000	74
Nohmi Bosai Ltd.	5,000	74
HI-LEX Corp.	2,800	74
NSD Co. Ltd.	4,900	73
Asahi Holdings Inc.	4,300	73
Kanematsu Corp.	45,000	72
Hyakujushi Bank Ltd.	22,000	72
^ Zensho Holdings Co. Ltd.	7,900	72
TOMONY Holdings Inc.	15,700	72
^ Gree Inc.	10,300	72
Hitachi Koki Co. Ltd.	8,100	72
DCM Holdings Co. Ltd.	10,500	72
Bunka Shutter Co. Ltd.	8,000	71
Noritz Corp.	3,800	71
Komori Corp.	7,100	71
Modec Inc.	2,900	71
^ Tokyotokeiba Co. Ltd.	25,000	70
Takaoka Toko Co. Ltd.	4,800	70
Toyo Ink SC Holdings Co. Ltd.	15,000	70
Foster Electric Co. Ltd.	4,400	70
Star Micronics Co. Ltd.	4,500	70
Tosei Corp.	10,200	69
Nissha Printing Co. Ltd.	4,200	69
Nitto Boseki Co. Ltd.	19,000	69
Yamazen Corp.	8,500	69
Toyo Construction Co. Ltd.	14,700	68
Plenus Co. Ltd.	3,800	68

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
	Riso Kagaku Corp.	2,200	68
	Koei Tecmo Holdings Co. Ltd.	4,000	68
	Kyudenko Corp.	6,000	68
	Max Co. Ltd.	6,000	68
	Fuji Co. Ltd.	3,400	68
	Okamura Corp.	9,000	67
	TSI Holdings Co. Ltd.	10,500	67
	Roland DG Corp.	1,600	67
	Sumitomo Warehouse Co. Ltd.	12,000	67
	Chugoku Marine Paints Ltd.	8,000	67
	Asatsu-DK Inc.	2,600	66
	Tamura Corp.	17,000	66
	GMO internet Inc.	7,800	66
	Aichi Steel Corp.	18,000	66
	Bank of Nagoya Ltd.	16,000	66
	Nanto Bank Ltd.	16,000	65
	Seiko Holdings Corp.	13,000	65
	Totetsu Kogyo Co. Ltd.	2,800	65
^	Sodick Co. Ltd.	8,000	65
	Kinugawa Rubber Industrial Co. Ltd.	15,000	64
	Nippon Signal Co. Ltd.	6,500	64
	Alpine Electronics Inc.	3,700	64
	Iino Kaiun Kaisha Ltd.	11,400	64
	Nomura Co. Ltd.	6,600	64
	Asahi Diamond Industrial Co. Ltd.	5,200	64
	Megmilk Snow Brand Co. Ltd.	4,700	64
	EDION Corp.	8,800	64
	Heiwa Real Estate Co. Ltd.	3,800	63
	Mandom Corp.	1,900	63
	Nikkiso Co. Ltd.	6,000	63
	IBJ Leasing Co. Ltd.	2,600	63
	Trusco Nakayama Corp.	2,300	62
*,^	KLab Inc.	4,300	62
	Hitachi Transport System Ltd.	4,700	62
	Nishimatsuya Chain Co. Ltd.	6,800	62
	Nihon Nohyaku Co. Ltd.	6,000	62
	Shikoku Bank Ltd.	29,000	62
	Nippon Thompson Co. Ltd.	15,000	62
	Mitsumi Electric Co. Ltd.	9,900	62
	Nitto Kogyo Corp.	3,400	62
	Amano Corp.	5,500	61
	Siix Corp.	3,500	61
	Toshiba Plant Systems & Services Corp.	3,600	61
	UKC Holdings Corp.	3,700	61
	EPS Corp.	5,100	61
	TOC Co. Ltd.	8,400	61
	Tv Tokyo Holdings Corp.	3,000	61
	Japan Wool Textile Co. Ltd.	9,000	61
	Seikagaku Corp.	3,700	61
	Sakata INX Corp.	5,900	61
	Welcia Holdings Co. Ltd.	1,800	61
	Eighteenth Bank Ltd.	21,000	61
	Iseki & Co. Ltd.	26,000	61
	Miyazaki Bank Ltd.	20,000	61
	Daido Metal Co. Ltd.	5,000	61
	Taikisha Ltd.	2,700	60
*	Janome Sewing Machine Co. Ltd.	38,000	60
	Daiwabo Holdings Co. Ltd.	33,000	60
	Fujibo Holdings Inc.	22,000	60
	Fujicco Co. Ltd.	4,000	60
	Yodogawa Steel Works Ltd.	15,000	60
	Hokuetsu Bank Ltd.	31,000	60
	San-A Co. Ltd.	1,700	59
	Shima Seiki Manufacturing Ltd.	3,600	59

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
	Meisei Industrial Co. Ltd.	9,000	59
	Aichi Bank Ltd.	1,200	59
	Kusuri No Aoki Co. Ltd.	1,200	59
	Tomy Co. Ltd.	11,100	59
	Tokyu Construction Co. Ltd.	11,900	59
	ASKA Pharmaceutical Co. Ltd.	5,100	59
	Taihei Dengyo Kaisha Ltd.	7,000	59
	Nippon Densetsu Kogyo Co. Ltd.	4,000	58
	Takara Standard Co. Ltd.	7,000	58
	Minato Bank Ltd.	29,000	58
	Koa Corp.	6,400	58
	Tochigi Bank Ltd.	14,000	57
	As One Corp.	2,000	57
*,^	Clarion Co. Ltd.	17,000	57
	Oita Bank Ltd.	15,000	57
	Hogy Medical Co. Ltd.	1,100	57
^	Japan Cash Machine Co. Ltd.	3,600	57
	Fancl Corp.	4,100	57
*	KNT-CT Holdings Co. Ltd.	37,000	56
	Fujimori Kogyo Co. Ltd.	2,000	56
	Sanki Engineering Co. Ltd.	8,000	56
	Unipres Corp.	2,800	56
	Eagle Industry Co. Ltd.	2,900	56
	Tokyo Broadcasting System Holdings Inc.	5,000	56
	OSJB Holdings Corp.	25,600	56
	Sato Holdings Corp.	2,100	56
	Shizuoka Gas Co. Ltd.	8,400	56
	Akita Bank Ltd.	20,000	56
	Nippon Koei Co. Ltd.	13,000	56
	Inabata & Co. Ltd.	5,700	55
	Tsukishima Kikai Co. Ltd.	5,000	55
*	Nippon Chemi-Con Corp.	19,000	55
	Oiles Corp.	2,760	55
	Tokai Carbon Co. Ltd.	21,000	55
	Avex Group Holdings Inc.	3,600	55
	Pal Co. Ltd.	1,800	55
	Nissin Kogyo Co. Ltd.	3,500	54
	Aida Engineering Ltd.	5,600	54
	DTS Corp.	2,600	54
	Kyokuto Kaihatsu Kogyo Co. Ltd.	3,800	54
*	Maeda Kosen Co. Ltd.	4,300	54
	Maruha Nichiro Corp.	3,700	54
	Raito Kogyo Co. Ltd.	5,600	54
	Nishio Rent All Co. Ltd.	1,500	54
	Yorozu Corp.	3,100	54
	Jimoto Holdings Inc.	25,700	53
	Mitsubishi Shokuhin Co. Ltd.	2,300	53
	Toridoll.corp	4,600	53
	Fujimi Inc.	3,800	53
	Nitta Corp.	2,300	53
	Enplas Corp.	1,400	53
	Kura Corp.	1,900	53
	Marusan Securities Co. Ltd.	7,200	53
	Takasago International Corp.	11,000	53
	Gulliver International Co. Ltd.	6,100	53
	Gecoss Corp.	3,200	53
	Happinet Corp.	3,000	53
	Kameda Seika Co. Ltd.	1,749	52
	Toho Zinc Co. Ltd.	15,000	52
	Tokai Corp.	1,700	52
	YAMABIKO Corp.	1,300	52
	Tsukui Corp.	5,300	52
	Kandenko Co. Ltd.	10,000	52
	Michinoku Bank Ltd.	27,000	52

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
^	Keiyo Co. Ltd.	11,400	52
	Yokogawa Bridge Holdings Corp.	4,000	52
	Fukui Bank Ltd.	21,000	52
	Trancom Co. Ltd.	1,200	51
	Broadleaf Co. Ltd.	3,200	51
	Morinaga Milk Industry Co. Ltd.	15,000	51
	Aiphone Co. Ltd.	2,900	51
	Nippon Flour Mills Co. Ltd.	10,000	51
	TV Asahi Holdings Corp.	3,200	51
*,^	Nippon Yakin Kogyo Co. Ltd.	19,500	51
	JCR Pharmaceuticals Co. Ltd.	2,200	51
	Toa Corp.	4,900	51
	Namura Shipbuilding Co. Ltd.	5,100	51
	Kokuyo Co. Ltd.	6,300	51
^	Atom Corp.	9,300	51
	Optex Co. Ltd.	2,800	51
*	Ishihara Sangyo Kaisha Ltd.	61,000	51
	FCC Co. Ltd.	3,000	51
*	Unitika Ltd.	115,000	50
	Central Glass Co. Ltd.	15,000	50
	Ariake Japan Co. Ltd.	2,200	50
	Mars Engineering Corp.	2,800	50
^	WATAMI Co. Ltd.	4,300	50
	Musashi Seimitsu Industry Co. Ltd.	2,600	50
	Takiron Co. Ltd.	10,000	50
	Jowa Holdings Co. Ltd.	1,400	50
	Hitachi Maxell Ltd.	3,300	50
	Nichicon Corp.	7,300	50
	Towa Pharmaceutical Co. Ltd.	1,100	50
	Tsurumi Manufacturing Co. Ltd.	3,000	50
	Yahagi Construction Co. Ltd.	6,400	50
	Mitsubishi Nichiyu Forklift Co. Ltd.	6,600	50
	Taiyo Holdings Co. Ltd.	1,500	49
	Piolax Inc.	1,100	49
	Paramount Bed Holdings Co. Ltd.	1,700	49
*,^	SWCC Showa Holdings Co. Ltd.	52,000	49
	Showa Corp.	4,500	49
	Obara Group Inc.	1,300	49
	SMK Corp.	12,000	49
	Noritake Co. Ltd.	21,000	49
	Yomiuri Land Co. Ltd.	11,000	49
	Chiyoda Co. Ltd.	2,500	49
	Chudenko Corp.	3,000	49
	C Uyemura & Co. Ltd.	1,000	49
	Nichias Corp.	8,000	48
	Takata Corp.	3,700	48
	Shikoku Chemicals Corp.	7,000	48
	Yondoshi Holdings Inc.	2,600	48
	F@N Communications Inc.	5,600	48
*	Kanto Denka Kogyo Co. Ltd.	12,000	48
	Nissin Corp.	19,000	47
	Okabe Co. Ltd.	4,900	47
	Elecom Co. Ltd.	2,200	47
	Toyo Tanso Co. Ltd.	2,500	47
	Nippon Denko Co. Ltd.	18,500	47
	Senko Co. Ltd.	11,000	46
	Daihen Corp.	13,000	46
	Kyokuto Securities Co. Ltd.	2,700	46
	Kitz Corp.	9,800	46
	BML Inc.	1,500	46
	Mitsui-Soko Holdings Co. Ltd.	12,000	46
	Tatsuta Electric Wire and Cable Co. Ltd.	9,200	46
	Mito Securities Co. Ltd.	12,000	46
	Paltac Corp.	3,800	46

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
Komeri Co. Ltd.	2,000	46
Kintetsu World Express Inc.	1,300	46
* JVC Kenwood Corp.	23,600	45
Doutor Nichires Holdings Co. Ltd.	3,000	45
Takuma Co. Ltd.	7,000	45
Toa Corp.	24,000	45
Open House Co. Ltd.	2,500	45
Itoki Corp.	7,900	45
Keihin Corp.	3,500	45
* Pacific Metals Co. Ltd.	14,000	45
Kitano Construction Corp.	14,000	44
* Justsystems Corp.	6,000	44
Xebio Co. Ltd.	2,800	44
Furuno Electric Co. Ltd.	5,100	44
CKD Corp.	4,900	44
Ryoyo Electro Corp.	4,300	44
Maruwa Co. Ltd.	1,500	44
Mitani Corp.	1,731	44
Riken Corp.	11,000	44
Sac's Bar Holdings Inc.	3,000	43
Futaba Corp.	3,000	43
Kuroda Electric Co. Ltd.	3,000	43
Torii Pharmaceutical Co. Ltd.	1,500	43
Eizo Corp.	2,300	43
Sanyo Chemical Industries Ltd.	7,000	43
Hokuetsu Kishu Paper Co. Ltd.	10,200	43
Sumitomo Densetsu Co. Ltd.	3,400	42
Akebono Brake Industry Co. Ltd.	10,700	42
Mitsui Sugar Co. Ltd.	12,000	42
Transcosmos Inc.	2,200	42
Ryobi Ltd.	15,000	41
Tachi-S Co. Ltd.	3,200	41
Jin Co. Ltd.	1,900	41
Nihon Unisys Ltd.	4,500	40
Sumitomo Bakelite Co. Ltd.	10,000	40
AOKI Holdings Inc.	3,500	40
Daikyo Inc.	21,000	40
Sun Frontier Fudousan Co. Ltd.	3,600	40
Wakita & Co. Ltd.	4,000	39
Adastria Holdings Co. Ltd.	1,770	39
KFC Holdings Japan Ltd.	2,000	38
Shinko Electric Industries Co. Ltd.	6,600	38
Japan Drilling Co. Ltd.	900	38
GMO Payment Gateway Inc.	1,800	38
Fuji Soft Inc.	1,500	37
Nippon Synthetic Chemical Industry Co. Ltd.	6,000	37
Tamron Co. Ltd.	1,900	37
Sumitomo Seika Chemicals Co. Ltd.	6,000	37
Denki Kogyo Co. Ltd.	7,000	37
Toshiba Machine Co. Ltd.	9,000	36
Sumitomo Real Estate Sales Co. Ltd.	1,600	36
Round One Corp.	5,900	36
Tabuchi Electric Co. Ltd.	4,200	36
Toko Inc.	13,000	36
Yokohama Reito Co. Ltd.	4,700	35
Ateam Inc.	800	34
Sanyo Electric Railway Co. Ltd.	7,907	33
Nichiha Corp.	3,800	33
Cocokara fine Inc.	1,300	31
Next Co. Ltd.	5,400	31
OSAKA Titanium Technologies Co. Ltd.	1,500	30
Showa Aircraft Industry Co. Ltd.	3,000	30
Tosho Printing Co. Ltd.	9,000	30
^ ValueCommerce Co. Ltd.	5,000	29

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
	Ain Pharmaciez Inc.	1,000	28
	Morinaga & Co. Ltd.	12,000	26
	Hokkaido Gas Co. Ltd.	9,000	24
	Aderans Co. Ltd.	2,000	24
	Itochu-Shokuhin Co. Ltd.	700	23
	Key Coffee Inc.	1,600	23
*,^	Sanix Inc.	4,500	21
	Future Architect Inc.	3,200	19
	Nihon Trim Co. Ltd.	800	17
	Okuwa Co. Ltd.	2,000	17
	Zuken Inc.	1,600	14
	Mr Max Corp.	1,800	5
	Honeys Co. Ltd.	60	1
			457,366
Malaysia (0.5%)
	Public Bank Bhd. (Local)	422,200	2,383
	Malayan Banking Bhd.	568,615	1,677
	CIMB Group Holdings Bhd.	714,142	1,412
	Axiata Group Bhd.	628,366	1,350
	Sime Darby Bhd.	380,100	1,120
	Genting Bhd.	313,800	934
	DiGi.Com Bhd.	458,700	868
	Petronas Chemicals Group Bhd.	425,989	798
	Petronas Gas Bhd.	112,900	775
	Maxis Bhd.	344,500	708
	IOI Corp. Bhd.	463,640	689
	Tenaga Nasional Bhd.	169,450	688
	SapuraKencana Petroleum Bhd.	558,595	583
	IHH Healthcare Bhd.	320,500	483
	Genting Malaysia Bhd.	356,500	468
	AMMB Holdings Bhd.	217,000	448
	Kuala Lumpur Kepong Bhd.	63,600	445
	Dialog Group Bhd.	837,748	413
	MISC Bhd.	179,256	377
	British American Tobacco Malaysia Bhd.	17,200	364
	Kossan Rubber Industries	255,700	358
	Gamuda Bhd.	205,400	320
	Alliance Financial Group Bhd.	213,600	312
	YTL Corp. Bhd.	604,066	305
	PPB Group Bhd.	63,100	304
	BIMB Holdings Bhd.	223,300	290
	UMW Holdings Bhd.	81,000	288
	Felda Global Ventures Holdings Bhd.	243,600	271
	Magnum Bhd.	296,900	271
	IJM Corp. Bhd.	119,760	252
	Hong Leong Bank Bhd.	49,600	220
2	Astro Malaysia Holdings Bhd.	218,087	219
	Bumi Armada Bhd.	454,350	217
	Petronas Dagangan Bhd.	34,300	213
	Telekom Malaysia Bhd.	96,000	211
	RHB Capital Bhd.	73,700	197
	Malaysia Airports Holdings Bhd.	89,100	196
	Muhibbah Engineering M Bhd.	200,400	178
	KPJ Healthcare Bhd.	141,000	168
	Berjaya Corp. Bhd.	1,062,000	165
	IOI Properties Group Bhd.	186,769	157
	YTL Power International Bhd.	320,918	155
	KLCCP Stapled Group	73,300	153
*	Perdana Petroleum Bhd.	287,300	142
*	Puncak Niaga Holdings Bhd.	140,200	141
	AirAsia Bhd.	182,000	139
*	Kulim Malaysia Bhd.	123,800	130
	Lafarge Malaysia Bhd.	40,200	128
	Hartalega Holdings Bhd.	55,700	119

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
Genting Plantations Bhd.	36,400	117
MMC Corp. Bhd.	144,100	116
UEM Sunrise Bhd.	200,900	115
Pos Malaysia Bhd.	74,800	115
Hong Leong Financial Group Bhd.	18,400	101
OSK Holdings Bhd.	139,400	95
DRB-Hicom Bhd.	145,200	94
Pavilion REIT	203,500	93
Westports Holdings Bhd.	99,100	90
IJM Land Bhd.	85,900	90
Mah Sing Group Bhd.	111,360	81
Unisem M Bhd.	143,400	75
Media Prima Bhd.	124,600	74
Cahya Mata Sarawak Bhd.	55,800	74
HAP Seng Consolidated Bhd.	54,100	72
TA Enterprise Bhd.	271,300	72
Eastern & Oriental Bhd.	82,000	70
* CB Industrial Product Holding Bhd.	94,400	70
SP Setia Bhd Group	69,000	69
* TIME dotCom Bhd.	42,900	68
* MPHB Capital Bhd.	92,000	68
Carlsberg Brewery Malaysia Bhd.	19,800	67
* KNM Group Bhd.	258,500	64
* Yinson Holdings Bhd.	71,800	64
Berjaya Sports Toto Bhd.	55,123	60
Top Glove Corp. Bhd.	39,400	59
* Coastal Contracts Bhd.	47,000	57
Axis REIT	50,300	57
Sunway Bhd.	52,943	56
TSH Resources Bhd.	75,450	55
* Malaysian Airline System Bhd.	696,400	54
QL Resources Bhd.	50,300	53
Bursa Malaysia Bhd.	21,100	52
IGB Corp. Bhd.	59,300	52
Malaysian Resources Corp. Bhd.	107,900	52
Gas Malaysia Bhd.	44,800	49
CapitaMalls Malaysia Trust	108,600	48
Wah Seong Corp. Bhd.	88,781	45
Datasonic Group Bhd.	87,200	45
* Scomi Group Bhd.	411,000	44
* UMW Oil & Gas Corp. Bhd.	43,500	43
WCT Holdings Bhd.	65,448	43
Supermax Corp. Bhd.	58,600	42
* Perisai Petroleum Teknologi Bhd.	108,600	37
* Parkson Holdings Bhd.	32,584	25
* Puncak Niaga Holding Bhd. Warrants Exp. 7/20/2018	28,250	20
Malaysia Marine and Heavy Engineering Holdings Bhd.	25,400	18
Keck Seng Malaysia Bhd.	8,705	16
* BIMB Holdings Bhd. Warrants Exp. 12/31/2014	63,800	11
* KPJ Healthcare Bhd. Warrants Exp. 1/10/2015	12,000	10
* Mah Sing Group Bhd. Warrants Exp. 3/18/2018	16,992	3
* CB Industrial Product Holding Bhd. Warrants Exp. 10/31/2019	15,733	—
		26,322
Mexico (0.5%)
America Movil SAB de CV	4,019,594	4,904
Fomento Economico Mexicano SAB de CV	299,109	2,877
Grupo Televisa SAB	341,700	2,470
* Cemex SAB de CV	1,761,941	2,171
Grupo Financiero Banorte SAB de CV	319,736	2,051
Grupo Mexico SAB de CV Class B	574,547	1,974
Wal-Mart de Mexico SAB de CV	751,500	1,737
Alfa SAB de CV Class A	383,600	1,222
Fibra Uno Administracion SA de CV	294,340	1,023
Grupo Financiero Inbursa SAB de CV	275,200	826

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
Grupo Bimbo SAB de CV Class A	243,000	711
Industrias Penoles SAB de CV	28,868	648
Mexichem SAB de CV	151,584	620
Coca-Cola Femsa SAB de CV	56,400	595
Grupo Financiero Santander Mexico SAB de CV Class B	195,065	520
Grupo Aeroportuario del Pacifico SAB de CV ADR	7,400	504
Grupo Aeroportuario del Sureste SAB de CV Class B	28,251	378
Compartamos SAB de CV	166,800	372
* Promotora y Operadora de Infraestructura SAB de CV	25,612	352
Grupo Carso SAB de CV	61,100	349
Grupo Elektra SAB DE CV	7,240	269
Grupo Aeroportuario del Pacifico SAB de CV Class B	37,900	258
* OHL Mexico SAB de CV	90,500	255
Kimberly-Clark de Mexico SAB de CV Class A	103,200	239
* Gruma SAB de CV Class B	21,000	231
* Genomma Lab Internacional SAB de CV Class B	88,300	223
* Alsea SAB de CV	65,100	203
Arca Continental SAB de CV	31,300	202
Controladora Comercial Mexicana SAB de CV	49,380	194
* Industrias CH SAB de CV Class B	33,820	183
Bolsa Mexicana de Valores SAB de CV	78,100	164
Mexico Real Estate Management SA de CV	83,300	151
* Minera Frisco SAB de CV	81,563	145
Infraestructura Energetica Nova SAB de CV	23,400	143
PLA Administradora Industrial S de RL de CV	55,286	128
Grupo Lala SAB de CV	48,400	111
Grupo Aeroportuario del Centro Norte Sab de CV Class B	21,900	109
Grupo Comercial Chedraui SA de CV	27,900	98
* Empresas ICA SAB de CV	52,900	94
Corp Inmobiliaria Vesta SAB de CV	35,900	79
Organizacion Soriana SAB de CV Class B	23,000	75
* Banregio Grupo Financiero SAB de CV	12,900	75
TV Azteca SAB de CV	131,300	69
Concentradora Fibra Danhos SA de CV	24,000	61
Grupo Sanborns SAB de CV	37,600	60
Concentradora Fibra Hotelera Mexicana SA de CV	33,400	56
* Industrias Bachoco SAB de CV Class B	10,300	52
* Megacable Holdings SAB de CV	11,300	52
Alpek SAB de CV	28,800	51
Organizacion Cultiba SAB de CV	32,100	50
* Qualitas Controladora SAB de CV	19,419	50
Grupo Herdez SAB de CV	16,100	41
		30,475
Morocco (0.0%)
Douja Promotion Groupe Addoha SA	18,751	104

Netherlands (0.9%)
Unilever NV	211,005	8,192
* ING Groep NV	525,204	7,547
ASML Holding NV	41,932	4,184
Koninklijke Philips NV	132,788	3,714
Unibail-Rodamco SE	12,834	3,292
Aegon NV	341,108	2,780
Heineken NV	34,526	2,580
Koninklijke Ahold NV	131,008	2,192
Akzo Nobel NV	32,219	2,145
Reed Elsevier NV	76,538	1,764
ArcelorMittal	133,962	1,756
Koninklijke DSM NV	22,815	1,431
Koninklijke KPN NV	408,963	1,343
Wolters Kluwer NV	33,525	895
^ Gemalto NV	10,840	829
* Ziggo NV	16,753	819
Heineken Holding NV	12,632	819

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
	Delta Lloyd NV	33,217	757
*	Altice SA	10,820	674
	Randstad Holding NV	13,331	589
	Boskalis Westminster NV	8,960	478
	Nutreco NV	9,068	454
	Koninklijke Vopak NV	8,343	418
	Corio NV	7,630	372
*	OCI NV	9,944	347
	TNT Express NV	58,687	341
	ASML Holding NY	3,375	336
	TKH Group NV	10,533	320
	Eurocommercial Properties NV	6,705	306
*	PostNL NV	69,430	295
	Aalberts Industries NV	11,049	295
*	SBM Offshore NV	22,011	276
	Wereldhave NV	3,024	248
	ASM International NV	5,982	240
	Arcadis NV	7,397	228
*	TomTom NV	20,252	147
*	APERAM	5,075	146
	Fugro NV	10,212	141
	Corbion NV	8,357	135
	USG People NV	12,833	129
^	Royal Imtech NV	15,715	86
	Vastned Retail NV	1,807	83
	Nieuwe Steen Investments NV	13,998	70
	BinckBank NV	6,465	64
	Koninklijke BAM Groep NV	21,784	52
	Accell Group	2,813	45
	Koninklijke Ten Cate NV	1,580	36
	Brunel International NV	1,460	33
			54,423
New Zealand (0.1%)
	Fletcher Building Ltd.	156,254	1,051
	Spark New Zealand Ltd.	224,460	553
	Auckland International Airport Ltd.	115,195	354
	Ryman Healthcare Ltd.	55,251	328
	Fisher & Paykel Healthcare Corp. Ltd.	60,548	267
	SKY Network Television Ltd.	48,527	241
	Contact Energy Ltd.	39,469	191
	SKYCITY Entertainment Group Ltd.	62,137	189
	Mighty River Power Ltd.	78,502	173
	Trade Me Group Ltd.	39,618	123
*	Xero Ltd.	9,053	112
	Z Energy Ltd.	34,375	111
	Infratil Ltd.	46,809	106
*	Chorus Ltd.	57,044	94
	Summerset Group Holdings Ltd.	41,195	89
	Argosy Property Ltd.	106,763	88
	Freightways Ltd.	18,883	84
	Kiwi Income Property Trust	87,338	82
	Air New Zealand Ltd.	50,316	81
	Kathmandu Holdings Ltd.	32,196	79
	Goodman Property Trust	88,153	76
	Precinct Properties New Zealand Ltd.	87,309	75
	Ebos Group Ltd.	9,561	71
	Vector Ltd.	30,875	66
	Nuplex Industries Ltd.	24,418	61
	Vital Healthcare Property Trust	45,667	55
	Metlifecare Ltd.	14,922	51
	Warehouse Group Ltd.	18,061	44
*	Synlait Milk Ltd.	15,144	41

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
*	a2 Milk Co. Ltd.	63,344	29
			4,965
Norway (0.3%)
	Statoil ASA	128,444	2,936
	DNB ASA	143,407	2,633
	Telenor ASA	89,832	2,019
	Seadrill Ltd.	47,642	1,080
	Yara International ASA	21,894	1,008
	Norsk Hydro ASA	178,903	1,001
	Schibsted ASA	14,798	784
	Marine Harvest ASA	52,553	745
	Orkla ASA	97,140	743
	Golar LNG Ltd.	12,200	685
	Subsea 7 SA	54,071	584
*	Storebrand ASA	99,203	508
^	Gjensidige Forsikring ASA	23,559	428
	SpareBank 1 SR-Bank ASA	42,291	364
*	DNO ASA	126,579	308
^	TGS Nopec Geophysical Co. ASA	11,902	279
*	Det Norske Oljeselskap ASA	26,429	171
^	Petroleum Geo-Services ASA	34,160	169
*	Norwegian Property ASA	96,123	147
	Prosafe SE	29,784	136
	SpareBank 1 SMN	14,608	130
	Opera Software ASA	10,124	127
*,^	Nordic Semiconductor ASA	22,372	126
*	REC Silicon ASA	292,534	117
*,2	Aker Solutions ASA	17,120	111
	Cermaq ASA	7,052	100
	Wilh Wilhelmsen ASA	10,986	80
2	BW LPG Ltd.	8,351	79
	Salmar ASA	3,819	69
	Golden Ocean Group Ltd.	51,283	62
	Atea ASA	5,559	61
	Akastor ASA	17,120	59
	Aker ASA	2,156	53
	Fred Olsen Energy ASA	3,762	40
*	Archer Ltd.	36,563	35
	BW Offshore Ltd.	25,396	31
	Odfjell Drilling Ltd.	4,835	14
			18,022
Other (0.2%) [3]
4	Vanguard FTSE Emerging Markets ETF	204,322	8,712

Peru (0.0%)
	Credicorp Ltd. (New York Shares)	3,967	639
	Credicorp Ltd.	3,045	487
	Cia de Minas Buenaventura SAA ADR	34,880	321
	Volcan Cia Minera SAA Class B	279,595	81
			1,528
Philippines (0.2%)
	Philippine Long Distance Telephone Co.	10,290	718
	SM Investments Corp.	39,442	688
	GT Capital Holdings Inc.	25,362	572
	Ayala Land Inc.	663,700	495
*	Semirara Mining and Power Corp. Class A	158,079	430
	Alliance Global Group Inc.	742,000	425
	Bank of the Philippine Islands	179,805	381
	Ayala Corp.	24,360	374
	Universal Robina Corp.	87,240	362
	Manila Electric Co.	55,080	323
	JG Summit Holdings Inc.	223,300	317
	First Philippine Holdings Corp.	158,980	310
	Vista Land & Lifescapes Inc.	2,246,400	308

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
First Gen Corp.	533,200	308
SM Prime Holdings Inc.	783,550	306
DMCI Holdings Inc.	819,000	296
BDO Unibank Inc.	127,740	279
Aboitiz Equity Ventures Inc.	229,110	269
Manila Water Co. Inc.	414,000	269
Energy Development Corp.	1,362,900	234
Metro Pacific Investments Corp.	1,962,000	222
International Container Terminal Services Inc.	77,100	202
Metropolitan Bank & Trust Co.	95,892	176
San Miguel Corp.	108,790	176
Filinvest Land Inc.	4,980,000	171
Jollibee Foods Corp.	37,720	166
Globe Telecom Inc.	3,995	150
Robinsons Land Corp.	218,600	120
Aboitiz Power Corp.	127,720	118
LT Group Inc.	293,900	93
Belle Corp.	770,000	90
Megaworld Corp.	782,000	86
* Bloomberry Resorts Corp.	233,800	82
Puregold Price Club Inc.	104,600	81
* Melco Crown Philippines Resorts Corp.	220,700	74
Petron Corp.	251,500	66
Security Bank Corp.	20,020	64
* Nickel Asia Corp.	56,200	53
Robinsons Retail Holdings Inc.	32,400	46
Rizal Commercial Banking Corp.	38,790	46
Emperador Inc.	185,300	44
* Philippine National Bank	22,895	43
Cosco Capital Inc.	229,500	40
Philex Mining Corp.	157,700	32
		10,105
Poland (0.2%)
Powszechny Zaklad Ubezpieczen SA	9,764	1,464
Powszechna Kasa Oszczednosci Bank Polski SA	111,315	1,238
KGHM Polska Miedz SA	23,589	910
Bank Pekao SA	16,184	847
PGE SA	87,839	576
LPP SA	171	510
Polski Koncern Naftowy Orlen SA	40,355	503
Enea SA	99,440	473
Bank Zachodni WBK SA	3,777	428
Polskie Gornictwo Naftowe i Gazownictwo SA	231,935	346
Bank Millennium SA	119,837	297
Energa SA	32,899	244
Orange Polska SA	81,004	243
mBank	1,351	200
Cyfrowy Polsat SA	24,919	191
Tauron Polska Energia SA	102,169	160
Asseco Poland SA	9,655	143
Synthos SA	108,677	135
Bank Handlowy w Warszawie SA	3,958	134
ING Bank Slaski SA	3,104	129
* Alior Bank SA	5,011	111
Lubelski Wegiel Bogdanka SA	2,869	95
Eurocash SA	9,585	95
* PKP Cargo SA	3,586	85
* Getin Noble Bank SA	108,217	84
Netia SA	47,099	78
CCC SA	1,951	75
* Globe Trade Centre SA	39,878	72
* Kernel Holding SA	7,186	57
* Grupa Lotos SA	6,488	50
* Integer.pl SA	775	46

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
*	CD Projekt SA	9,088	45
*	TVN SA	9,598	43
*	Getin Holding SA	53,314	39
*,^	Jastrzebska Spolka Weglowa SA	4,357	37
			10,183
Portugal (0.1%)
	EDP - Energias de Portugal SA	327,983	1,414
	Galp Energia SGPS SA	56,062	815
*	Banco Comercial Portugues SA	4,865,301	550
	Jeronimo Martins SGPS SA	36,358	319
	EDP Renovaveis SA	27,121	177
*	CTT-Correios de Portugal SA	17,757	165
^	Portugal Telecom SGPS SA	99,498	163
	NOS SGPS	23,429	134
*,^	Banco BPI SA	68,043	134
	Sonae SGPS SA	82,237	110
	Portucel SA	23,091	86
	Mota-Engil SGPS SA	12,362	65
	REN - Redes Energeticas Nacionais SGPS SA	19,975	62
	Semapa-Sociedade de Investimento e Gestao	3,451	42
	Altri SGPS SA	13,342	37
*	Sonaecom - SGPS SA	15,610	30
*	Banco Espirito Santo SA	428,634	11
			4,314
Russia (0.4%)
	Lukoil OAO ADR	70,321	3,457
	Gazprom OAO ADR	381,837	2,534
	Magnit PJSC GDR	35,896	2,408
	Gazprom OAO	664,220	2,186
	NOVATEK OAO	143,756	1,478
	Sberbank of Russia	759,171	1,346
	Sberbank of Russia ADR	159,070	1,210
	MMC Norilsk Nickel OJSC ADR	58,414	1,089
	Tatneft OAO ADR	29,047	1,037
	Rosneft OAO GDR	151,192	843
	Surgutneftegas OAO ADR	126,647	834
	Mobile Telesystems OJSC	132,481	785
	Uralkali OJSC	175,655	629
	AK Transneft OAO Preference Shares	208	455
	Rostelecom OJSC	139,763	349
	MegaFon OAO GDR	12,520	293
	VTB Bank OJSC	312,734,092	291
	RusHydro JSC	15,734,242	254
	Moscow Exchange MICEX-RTS OAO	168,900	228
	Severstal OAO	18,087	192
2	VTB Bank OJSC GDR	89,021	168
	Sistema JSFC GDR	17,064	138
*	Inter RAO JSC	608,417,200	134
*	PIK Group	33,920	118
	Acron JSC	3,636	114
	E.ON Russia JSC	1,847,900	107
	Novolipetsk Steel OJSC	79,599	102
	PhosAgro OAO GDR	7,394	79
*	Rosseti JSC	6,061,655	73
*	Pharmstandard OJSC GDR	4,674	58
	Federal Grid Co. Unified Energy System JSC	44,833,105	56
	LSR Group GDR	18,772	55
	TMK OAO GDR	6,181	48
	Aeroflot - Russian Airlines OJSC	48,600	43
	Mosenergo OAO	2,043,038	37
	TGK-1 OAO	221,858,574	27
	Surgutneftegas OAO	35,145	24
	Rosneft OAO	3,288	18
*	Raspadskaya OAO	41,689	17

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
* Magnitogorsk Iron & Steel Works OJSC	71,731	16
		23,330
Singapore (0.6%)
DBS Group Holdings Ltd.	220,000	3,179
Oversea-Chinese Banking Corp. Ltd.	397,338	3,060
Singapore Telecommunications Ltd.	938,000	2,761
United Overseas Bank Ltd.	153,000	2,746
Keppel Corp. Ltd.	175,313	1,294
Singapore Airlines Ltd.	165,857	1,279
Global Logistic Properties Ltd.	414,000	888
Singapore Exchange Ltd.	150,311	821
Noble Group Ltd.	843,372	787
Genting Singapore plc	883,000	756
CapitaLand Ltd.	304,500	755
Ascott Residence Trust	742,756	718
Wilmar International Ltd.	242,173	603
Frasers Commercial Trust	530,000	587
Cache Logistics Trust	643,000	586
Singapore Press Holdings Ltd.	164,000	548
Suntec REIT	374,000	520
ComfortDelGro Corp. Ltd.	252,000	518
City Developments Ltd.	67,000	494
Singapore Technologies Engineering Ltd.	165,000	482
Cambridge Industrial Trust	883,000	478
AIMS AMP Capital Industrial REIT	404,496	471
Singapore Post Ltd.	281,000	433
Mapletree Logistics Trust	427,000	390
Hutchison Port Holdings Trust	573,000	387
Sembcorp Industries Ltd.	101,231	384
Jardine Cycle & Carriage Ltd.	12,000	374
CapitaMall Trust	236,600	364
Ascendas REIT	187,000	326
Golden Agri-Resources Ltd.	689,419	281
UOL Group Ltd.	54,827	276
Tat Hong Holdings Ltd.	424,000	260
CapitaCommercial Trust	184,810	240
SATS Ltd.	99,000	239
Yangzijiang Shipbuilding Holdings Ltd.	260,036	230
Keppel Telecommunications & Transportation Ltd.	166,000	224
^ Sembcorp Marine Ltd.	73,389	208
First Resources Ltd.	128,000	207
Ezion Holdings Ltd.	171,120	204
StarHub Ltd.	56,000	180
Keppel Land Ltd.	67,600	176
Mapletree Greater China Commercial Trust	235,000	173
Raffles Medical Group Ltd.	56,000	166
Venture Corp. Ltd.	25,500	153
Fortune REIT	157,923	147
United Engineers Ltd.	65,000	146
Keppel REIT	131,688	125
Ascendas Hospitality Trust	225,000	124
Olam International Ltd.	59,000	98
Mapletree Commercial Trust	84,000	94
Asian Pay Television Trust	131,000	87
* Biosensors International Group Ltd.	176,000	86
Mapletree Industrial Trust	74,000	85
CapitaRetail China Trust	63,000	80
* SIIC Environment Holdings Ltd.	594,000	79
Frasers Centrepoint Trust	50,000	76
SMRT Corp. Ltd.	64,000	75
SIA Engineering Co. Ltd.	20,000	74
Wing Tai Holdings Ltd.	53,000	74
M1 Ltd.	26,000	71
Swiber Holdings Ltd.	229,000	70

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
*	China Animal Healthcare Ltd.	84,000	69
	Yanlord Land Group Ltd.	78,000	67
	Starhill Global REIT	99,000	63
2	ARA Asset Management Ltd.	44,000	59
	Parkway Life REIT	31,000	58
*	Yoma Strategic Holdings Ltd.	110,000	58
	Silverlake Axis Ltd.	51,916	55
	United Envirotech Ltd.	47,000	54
	OUE Hospitality Trust	76,000	54
^	Super Group Ltd.	58,000	54
	Ascendas India Trust	84,000	54
	CDL Hospitality Trusts	39,000	52
	First REIT	53,000	51
	Croesus Retail Trust	67,000	49
	Sabana Shari'ah Compliant Industrial REIT	63,000	49
*,^	Neptune Orient Lines Ltd.	71,000	46
	Lippo Malls Indonesia Retail Trust	158,000	45
^	COSCO Corp. Singapore Ltd.	92,000	43
	Hyflux Ltd.	54,000	43
	Ezra Holdings Ltd.	66,000	42
*	Vard Holdings Ltd.	70,000	38
	OSIM International Ltd.	24,000	35
	HanKore Environment Tech Group Ltd.	47,300	32
*,^	Blumont Group Ltd.	316,500	5
*,^	LionGold Corp. Ltd.	165,000	3
			32,975
South Africa (0.8%)
	Naspers Ltd.	48,097	5,978
	MTN Group Ltd.	231,724	5,130
	Sasol Ltd.	72,614	3,628
	Standard Bank Group Ltd.	148,654	1,872
	FirstRand Ltd.	403,613	1,727
	Steinhoff International Holdings Ltd.	313,307	1,603
	Sanlam Ltd.	228,318	1,442
	Aspen Pharmacare Holdings Ltd.	38,969	1,391
	Remgro Ltd.	59,280	1,361
	Shoprite Holdings Ltd.	82,616	1,196
	Bidvest Group Ltd.	39,346	1,081
	Woolworths Holdings Ltd.	110,531	786
	Barloworld Ltd.	79,196	688
	Clicks Group Ltd.	93,727	638
*	Impala Platinum Holdings Ltd.	78,994	575
	Growthpoint Properties Ltd.	234,667	569
	Barclays Africa Group Ltd.	35,908	567
	Mr Price Group Ltd.	26,722	553
	Netcare Ltd.	173,306	524
	Tiger Brands Ltd.	17,302	520
	Brait SE	68,032	511
	Nedbank Group Ltd.	23,100	503
	Vodacom Group Ltd.	40,039	486
*	AngloGold Ashanti Ltd.	53,453	448
	Life Healthcare Group Holdings Ltd.	118,358	447
	Mediclinic International Ltd.	48,617	434
	MMI Holdings Ltd.	169,909	434
	Mondi Ltd.	25,592	428
	DataTec Ltd.	84,371	425
	City Lodge Hotels Ltd.	37,170	414
	Gold Fields Ltd.	114,257	372
	RMB Holdings Ltd.	65,151	362
	Mpact Ltd.	111,305	359
	Imperial Holdings Ltd.	20,323	350
	Truworths International Ltd.	49,157	336
	Coronation Fund Managers Ltd.	37,352	324
	Kumba Iron Ore Ltd.	12,006	300

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
Nampak Ltd.	67,858	277
* Sappi Ltd.	63,679	252
Discovery Ltd.	27,626	251
JSE Ltd.	25,216	246
Capital Property Fund	198,417	230
Foschini Group Ltd.	20,255	229
Investec Ltd.	24,899	227
Capitec Bank Holdings Ltd.	8,326	220
* Adcock Ingram Holdings Ltd.	44,718	201
* Anglo American Platinum Ltd.	6,225	196
SPAR Group Ltd.	16,206	190
* Telkom SA SOC Ltd.	34,992	186
Emira Property Fund	127,946	186
Sibanye Gold Ltd.	96,272	181
Tongaat Hulett Ltd.	13,623	180
SA Corporate Real Estate Fund Nominees Pty Ltd.	404,745	170
AVI Ltd.	26,033	170
Illovo Sugar Ltd.	67,733	162
^ Exxaro Resources Ltd.	14,309	149
Sun International Ltd.	12,892	144
Massmart Holdings Ltd.	12,926	140
Aeci Ltd.	11,694	131
Pick n Pay Stores Ltd.	25,106	121
African Rainbow Minerals Ltd.	9,498	117
Murray & Roberts Holdings Ltd.	56,830	117
Grindrod Ltd.	54,052	111
* Aveng Ltd.	60,206	111
* Northam Platinum Ltd.	33,930	106
* Super Group Ltd.	36,378	104
Lewis Group Ltd.	17,093	103
Omnia Holdings Ltd.	4,672	93
Fountainhead Property Trust	121,342	89
* Harmony Gold Mining Co. Ltd.	52,779	86
Liberty Holdings Ltd.	7,250	84
PPC Ltd.	28,961	78
EOH Holdings Ltd.	7,382	72
PSG Group Ltd.	6,713	70
Blue Label Telecoms Ltd.	74,154	66
Assore Ltd.	3,401	63
* ArcelorMittal South Africa Ltd.	21,122	63
Wilson Bayly Holmes-Ovcon Ltd.	5,074	60
Pick n Pay Holdings Ltd.	26,672	56
Clover Industries Ltd.	30,888	55
Famous Brands Ltd.	5,510	54
Santam Ltd.	2,842	53
Group Five Ltd.	15,342	52
Reunert Ltd.	8,701	46
Metair Investments Ltd.	12,945	44
Astral Foods Ltd.	3,140	43
* Royal Bafokeng Platinum Ltd.	3,748	20
African Bank Investments Ltd.	150,852	4
		45,221
South Korea (1.5%)
2 Samsung Electronics Co. Ltd. GDR	29,080	16,738
Hyundai Motor Co.	20,644	3,292
* SK Hynix Inc.	71,401	3,289
NAVER Corp.	3,664	2,574
KB Financial Group Inc. ADR	57,099	2,210
Hyundai Mobis Co. Ltd.	9,047	2,157
POSCO	6,772	1,946
Kia Motors Corp.	35,594	1,736
* Shinhan Financial Group Co. Ltd. ADR	33,960	1,599
Korea Electric Power Corp.	33,461	1,459
KT&G Corp.	15,642	1,390

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
Hana Financial Group Inc.	39,340	1,359
Samsung Fire & Marine Insurance Co. Ltd.	5,028	1,355
Samsung Life Insurance Co. Ltd.	11,864	1,295
SK Telecom Co. Ltd. ADR	43,594	1,211
LG Chem Ltd.	5,905	1,099
Samsung C&T Corp.	16,055	1,087
Amorepacific Corp.	422	909
POSCO ADR	12,601	902
* LG Display Co. Ltd.	29,673	888
Samsung SDI Co. Ltd.	7,241	855
LG Electronics Inc.	13,869	848
LG Household & Health Care Ltd.	1,292	754
LG Corp.	11,410	679
SK C&C Co. Ltd.	2,794	633
SK Innovation Co. Ltd.	7,689	628
^ Daum Communications Corp.	4,273	599
Samsung Heavy Industries Co. Ltd.	23,339	569
E-Mart Co. Ltd.	2,903	539
Hyundai Heavy Industries Co. Ltd.	5,791	538
Coway Co. Ltd.	6,711	511
SK Holdings Co. Ltd.	3,249	507
Hyundai Glovis Co. Ltd.	2,026	504
Hyundai Steel Co.	7,891	503
Kangwon Land Inc.	15,285	501
BS Financial Group Inc.	30,985	482
Lotte Shopping Co. Ltd.	1,663	462
Hankook Tire Co. Ltd.	8,902	458
Korea Zinc Co. Ltd.	1,218	458
AMOREPACIFIC Group	409	453
Hyundai Engineering & Construction Co. Ltd.	9,783	445
KT Corp.	14,359	441
Woori Finance Holdings Co. Ltd.	38,151	429
Industrial Bank of Korea	29,045	426
Hotel Shilla Co. Ltd.	4,390	422
Shinhan Financial Group Co. Ltd.	8,483	399
KCC Corp.	684	379
Samsung Electro-Mechanics Co. Ltd.	8,224	374
Hyundai Wia Corp.	2,114	364
CJ CheilJedang Corp.	976	357
Orion Corp.	434	335
Dongbu Insurance Co. Ltd.	5,755	323
Hyundai Development Co-Engineering & Construction	8,445	319
CJ Corp.	1,956	319
Samsung Securities Co. Ltd.	7,100	318
^ Celltrion Inc.	7,646	300
* LG Innotek Co. Ltd.	3,740	296
SK Telecom Co. Ltd.	1,173	294
Sam Young Electronics Co. Ltd.	25,760	285
KB Financial Group Inc.	7,033	275
Daishin Securities Co. Ltd.	27,720	266
LG Uplus Corp.	25,700	264
Daewoo Securities Co. Ltd.	24,293	255
Daelim Industrial Co. Ltd.	3,745	250
Youngone Corp.	4,112	248
^ Daewoo Shipbuilding & Marine Engineering Co. Ltd.	14,483	248
Lotte Chemical Corp.	1,744	243
GS Holdings Corp.	6,121	238
Korea Investment Holdings Co. Ltd.	4,680	237
^ OCI Co. Ltd.	2,738	236
Taekwang Industrial Co. Ltd.	199	233
NCSoft Corp.	1,672	230
* Com2uSCorp	1,246	228
Hyundai Department Store Co. Ltd.	1,772	224
S-Oil Corp.	5,796	220

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
^	Hanssem Co. Ltd.	1,840	220
^	Paradise Co. Ltd.	6,828	214
	Hyundai Marine & Fire Insurance Co. Ltd.	7,947	210
*,^	Wonik IPS Co. Ltd.	16,586	210
	Korea Aerospace Industries Ltd.	5,230	202
	Daesang Corp.	5,170	201
^	Samsung Engineering Co. Ltd.	3,366	194
	Hanwha Life Insurance Co. Ltd.	24,970	192
^	Kumho Petrochemical Co. Ltd.	2,557	185
	Youlchon Chemical Co. Ltd.	14,280	183
	DGB Financial Group Inc.	12,320	176
	SK Networks Co. Ltd.	17,070	175
*	Kumho Tire Co. Inc.	17,280	173
	Samsung Card Co. Ltd.	3,992	172
	Korea Gas Corp.	3,651	171
	Woori Investment & Securities Co. Ltd.	15,619	171
^	Halla Visteon Climate Control Corp.	3,830	171
*	Daewoo Engineering & Construction Co. Ltd.	27,757	170
*	Cheil Worldwide Inc.	10,858	169
	Lotte Confectionery Co. Ltd.	93	167
*,^	CJ Korea Express Co. Ltd.	918	166
	Hyosung Corp.	2,788	166
	S-1 Corp.	2,373	165
	SK Chemicals Co. Ltd.	2,877	164
	Ottogi Corp.	307	163
^	GS Engineering & Construction Corp.	6,137	162
*,^	NHN Entertainment Corp.	2,026	160
*	Doosan Infracore Co. Ltd.	15,570	158
	Samsung Electronics Co. Ltd.	135	156
	Medy-Tox Inc.	657	154
	Hanwha Corp.	5,900	151
	Yuhan Corp.	894	148
	LIG Insurance Co. Ltd.	5,630	147
	Shinsegae Co. Ltd.	787	146
	Doosan Heavy Industries & Construction Co. Ltd.	6,629	146
	Lotte Chilsung Beverage Co. Ltd.	91	145
*	Mando Corp.	765	144
	Namhae Chemical Corp.	18,020	142
	Daewoo International Corp.	4,479	142
	Samsung Techwin Co. Ltd.	4,554	139
^	iMarketKorea Inc.	5,560	137
	Doosan Corp.	1,259	131
	Fila Korea Ltd.	1,243	131
*,^	Naturalendo Tech Co. Ltd.	2,354	125
	Maeil Dairy Industry Co. Ltd.	3,787	120
	LG Hausys Ltd.	790	120
*	Osstem Implant Co. Ltd.	2,787	116
	Eo Technics Co. Ltd.	1,113	115
*	Korean Air Lines Co. Ltd.	3,202	114
*	SK Broadband Co. Ltd.	26,386	114
	Hanwha Chemical Corp.	9,730	111
	Mirae Asset Securities Co. Ltd.	2,540	109
	Hanjin Transportation Co. Ltd.	2,100	105
	CJ CGV Co. Ltd.	2,130	105
	Hyundai Home Shopping Network Corp.	819	104
*	Gamevil Inc.	801	101
	Young Poong Corp.	91	101
	Hyundai Greenfood Co. Ltd.	5,900	101
	Hansae Co. Ltd.	2,942	101
	Meritz Securities Co. Ltd.	24,710	101
	Seah Besteel Corp.	3,350	100
	Korean Reinsurance Co.	9,144	98
	Poongsan Corp.	3,950	98
	Dongsuh Co. Inc.	4,930	97

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
	LS Industrial Systems Co. Ltd.	1,644	97
	Daewoong Pharmaceutical Co. Ltd.	1,411	92
	LS Corp.	1,593	89
	LF Corp.	2,820	89
	Grand Korea Leisure Co. Ltd.	2,480	88
*,^	Hyundai Merchant Marine Co. Ltd.	8,120	87
	Golfzon Co. Ltd.	3,326	83
	Green Cross Corp.	646	83
^	Kolao Holdings	5,310	83
^	Korea Kolmar Co. Ltd.	1,690	82
^	Hyundai Mipo Dockyard Co. Ltd.	1,148	82
	LG International Corp.	3,990	81
^	Hyundai Hysco Co. Ltd.	1,228	80
	JB Financial Group Co. Ltd.	12,847	79
	Kolon Industries Inc.	1,501	77
	GS Home Shopping Inc.	379	76
	CJ O Shopping Co. Ltd.	311	76
	SFA Engineering Corp.	1,773	75
	Seoul Semiconductor Co. Ltd.	4,368	75
	Youngone Holdings Co. Ltd.	745	75
*,^	Ssangyong Motor Co.	10,890	74
	LOTTE Himart Co. Ltd.	1,184	73
*	CJ E&M Corp.	2,294	72
	Hana Tour Service Inc.	1,130	71
	Green Cross Holdings Corp.	3,370	71
	KEPCO Plant Service & Engineering Co. Ltd.	857	70
*	KONA I Co. Ltd.	1,685	69
	Ahnlab Inc.	2,032	68
*	Seegene Inc.	1,238	68
	Handsome Co. Ltd.	2,264	68
	Hite Jinro Co. Ltd.	2,740	68
*	Korea Line Corp.	2,370	68
	Chong Kun Dang Pharmaceutical Corp.	1,005	67
*,^	Hanjin Shipping Co. Ltd.	14,218	67
*	SM Entertainment Co.	2,434	66
	Kwang Dong Pharmaceutical Co. Ltd.	6,830	66
	Lotte Food Co. Ltd.	105	66
*	Neowiz Games Corp.	3,030	65
	NongShim Co. Ltd.	261	65
*	Cosmax Inc.	643	65
	Samyang Holdings Corp.	780	65
*,^	Komipharm International Co. Ltd.	6,888	64
	Samchully Co. Ltd.	442	62
	Nexen Tire Corp.	5,080	62
	SKC Co. Ltd.	2,370	61
	Hyundai Securities Co. Ltd. Preference Shares	9,390	61
	KT Skylife Co. Ltd.	3,297	61
*,^	GemVax & Kael Co. Ltd.	3,321	60
*	Muhak Co. Ltd.	1,876	59
	Hanil Cement Co. Ltd.	449	59
^	KEPCO Engineering & Construction Co. Inc.	958	58
	Sungwoo Hitech Co. Ltd.	3,981	57
	Hyundai Securities Co. Ltd.	8,830	57
*,^	Hyundai Rotem Co. Ltd.	2,780	55
	Meritz Fire & Marine Insurance Co. Ltd.	4,620	55
*	ViroMed Co. Ltd.	1,140	55
*,^	LG Life Sciences Ltd.	1,565	55
*	Green Cross Cell Corp.	2,166	55
	Huchems Fine Chemical Corp.	2,510	55
*	Hanmi Pharm Co. Ltd.	681	55
*,^	Taihan Electric Wire Co. Ltd.	29,761	55
	Hyundai Corp.	1,590	55
	Hansol Paper Co.	5,840	54
	Dongkuk Steel Mill Co. Ltd.	9,093	54

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
	Tongyang Life Insurance	4,930	54
	KIWOOM Securities Co. Ltd.	1,254	53
	Kyobo Securities Co. Ltd.	4,032	52
*	WeMade Entertainment Co. Ltd.	1,456	52
*	Kyongnam Bank	4,423	52
*	Ssangyong Cement Industrial Co. Ltd.	5,250	51
	Dongwon Industries Co. Ltd.	165	51
*	Chabiotech Co. Ltd.	3,667	51
	Ilyang Pharmaceutical Co. Ltd.	1,960	50
	Dong-A ST Co. Ltd.	569	49
*	KT Corp. ADR	3,118	48
	Hancom Inc.	2,196	48
*	Toray Chemical Korea Inc.	3,939	47
	Halla Holdings Corp.	701	47
*,^	Dongbu HiTek Co. Ltd.	9,040	45
*	Hyundai Elevator Co. Ltd.	1,049	44
^	GS Retail Co. Ltd.	1,890	44
	SL Corp.	2,368	44
	YG Entertainment Inc.	1,017	43
*,^	Medipost Co. Ltd.	914	43
*,^	Pan Ocean Co. Ltd.	11,851	40
^	Posco ICT Co. Ltd.	6,926	40
	Interpark Corp.	4,596	39
	Namyang Dairy Products Co. Ltd.	61	39
	Partron Co. Ltd.	4,491	37
	Binggrae Co. Ltd.	454	35
	Daou Technology Inc.	3,300	34
	MegaStudy Co. Ltd.	672	34
*	Hanil E-Hwa Co. Ltd.	1,885	32
^	Sung Kwang Bend Co. Ltd.	2,178	32
	Soulbrain Co. Ltd.	1,212	31
	Samsung Fine Chemicals Co. Ltd.	1,100	31
*	Hanjin Shipping Holdings Co. Ltd.	3,068	30
*	Kwangju Bank	2,894	29
	Chongkundang Holdings Corp.	389	29
*,^	Lumens Co. Ltd.	5,290	27
	CJ Hellovision Co. Ltd.	2,780	27
*	Hanjin Heavy Industries & Construction Co. Ltd.	6,504	26
	Able C&C Co. Ltd.	1,095	24
	Hankook Tire Worldwide Co. Ltd.	1,049	21
*	Hanjin Kal Corp.	691	17
	Seoyeon Co. Ltd.	864	12
	Dong-A Socio Holdings Co. Ltd.	81	11
*	Pharmicell Co. Ltd.	960	4
*	CNK International Co. Ltd.	78	—
			86,195
Spain (1.1%)
*	Banco Santander SA	1,333,110	11,762
	Banco Bilbao Vizcaya Argentaria SA	799,598	8,941
	Telefonica SA	532,573	8,009
	Iberdrola SA	673,231	4,763
*	Inditex SA	143,752	4,048
	Repsol SA	154,715	3,460
	Banco Santander SA ADR	263,992	2,315
	Amadeus IT Holding SA	55,331	2,036
*	CaixaBank SA	264,310	1,444
	Abertis Infraestructuras SA	63,561	1,324
	Banco de Sabadell SA	443,045	1,281
*	Banco Popular Espanol SA	209,739	1,203
	Gas Natural SDG SA	38,646	1,117
	Red Electrica Corp. SA	11,941	1,044
*	Bankia SA	568,872	1,019
	Ferrovial SA	49,038	1,003
	Viscofan SA	16,618	977

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
	Grifols SA	21,609	880
	Enagas SA	25,209	847
*	ACS Actividades de Construccion y Servicios SA	19,611	728
	Bankinter SA	87,532	724
	Grupo Catalana Occidente SA	19,065	575
	Mapfre SA	147,518	506
*	Jazztel plc	28,610	457
	Distribuidora Internacional de Alimentacion SA	68,810	438
	Construcciones y Auxiliar de Ferrocarriles SA	1,256	418
*	Mediaset Espana Comunicacion SA	28,774	361
*,^	Abengoa SA-B Shares	85,289	361
*	Almirall SA	20,351	335
	Bolsas y Mercados Espanoles SA	8,640	329
*	Acciona SA	4,590	321
*	Gamesa Corp. Tecnologica SA	29,281	290
*	Acerinox SA	18,830	280
	Zardoya Otis SA	19,178	224
	Obrascon Huarte Lain SA	7,021	205
	Tubacex SA	47,371	202
	Tecnicas Reunidas SA	3,518	173
	Ebro Foods SA	9,631	172
^	Endesa SA	8,786	171
	Prosegur Cia de Seguridad SA	26,190	154
	Indra Sistemas SA	13,768	152
*	Inmobiliaria Colonial SA	209,700	148
*	Zeltia SA	40,605	133
	Atresmedia Corp. de Medios de Comunicacion SA	8,075	118
*	Applus Services SA	8,804	106
*	Liberbank SA	117,825	101
	Corp Financiera Alba SA	1,675	92
*,^	Fomento de Construcciones y Contratas SA	4,801	88
*	NH Hotel Group SA	17,890	82
*	Sacyr SA	16,101	71
*	Faes Farma SA	29,714	69
*	Promotora de Informaciones SA	214,892	61
	Tubos Reunidos SA	19,407	57
	CIE Automotive SA	3,478	47
	Ence Energia y Celulosa S.A	19,358	42
	Melia Hotels International SA	2,951	29
*	Abengoa SA	5,630	25
			66,318
Sweden (1.0%)
	Nordea Bank AB	424,657	5,446
	Hennes & Mauritz AB Class B	128,195	5,104
	Telefonaktiebolaget LM Ericsson Class B	401,627	4,749
	Swedbank AB Class A	136,140	3,601
	Svenska Handelsbanken AB Class A	62,341	2,973
	Skandinaviska Enskilda Banken AB Class A	196,674	2,524
	Volvo AB Class B	203,199	2,346
	Atlas Copco AB Class B	79,869	2,111
	Assa Abloy AB Class B	39,678	2,110
	Investor AB Class B	58,748	2,102
	Atlas Copco AB Class A	69,679	2,013
	TeliaSonera AB	281,380	1,951
	Svenska Cellulosa AB SCA Class B	79,400	1,780
	Sandvik AB	148,351	1,631
	SKF AB	72,175	1,449
	Hexagon AB Class B	33,815	1,138
	Boliden AB	68,471	1,134
	Electrolux AB Class B	38,667	1,105
*	Lundin Petroleum AB	72,655	1,030
	Skanska AB Class B	46,527	950
	Alfa Laval AB	44,220	910

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
	Investment AB Kinnevik	28,197	894
	Swedish Match AB	24,080	783
	Getinge AB	22,959	532
	Trelleborg AB Class B	28,466	486
	Tele2 AB	36,732	466
^	Elekta AB Class B	45,313	463
	Industrivarden AB Class A	24,502	453
	Securitas AB Class B	40,512	448
*	Swedish Orphan Biovitrum AB	37,396	428
	Wallenstam AB	27,091	410
*	SSAB AB Class B	58,995	380
	Meda AB Class A	28,318	373
	ICA Gruppen AB	9,311	373
	Industrivarden AB	21,001	367
	Fabege AB	27,387	351
	Hufvudstaden AB Class A	26,208	339
	NCC AB Class B	11,503	338
	Husqvarna AB	44,554	331
	Hexpol AB	3,460	307
	Castellum AB	19,036	292
	BillerudKorsnas AB	16,115	235
*	Fastighets AB Balder	13,992	182
	Loomis AB Class B	6,293	173
*,^	SSAB AB Class A	22,857	166
	Modern Times Group MTG AB Class B	5,314	164
	Axfood AB	2,504	154
	Avanza Bank Holding AB	4,654	148
	Ratos AB	22,034	148
	Nibe Industrier AB Class B	5,534	147
	JM AB	4,457	144
*	Betsson AB	3,978	140
^	Axis Communications AB	4,513	123
	AAK AB	1,985	108
	Holmen AB	3,229	107
	Saab AB Class B	3,901	106
	Indutrade AB	2,387	96
	Kungsleden AB	14,565	91
*	AF AB	5,912	90
	Intrum Justitia AB	2,901	86
	Sanitec Corp.	5,716	74
	Wihlborgs Fastigheter AB	4,138	73
	LE Lundbergfortagen AB Class B	1,475	62
	Klovern AB Preference Shares	2,663	59
	Haldex AB	4,667	57
	Concentric AB	4,656	57
*,^	CDON Group AB	20,364	55
	Peab AB	7,550	51
	Mekonomen AB	2,334	49
	Clas Ohlson AB	2,654	46
	Nobia AB	5,515	45
	Melker Schorling AB	893	42
*	Investment AB Oresund	1,836	39
*	Rezidor Hotel Group AB	8,522	37
*	Lindab International AB	3,531	32
*,^	Eniro AB	27,571	30
*,^	SAS AB	18,626	29
			60,416
Switzerland (2.9%)
	Nestle SA	433,844	31,762
	Novartis AG	316,566	29,360
	Roche Holding AG	95,397	28,176
	UBS AG	478,893	8,323
	ABB Ltd.	307,925	6,753
	Cie Financiere Richemont SA	69,760	5,878

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
Zurich Insurance Group AG	19,343	5,854
Credit Suisse Group AG	217,255	5,787
Syngenta AG	12,484	3,869
Swiss Re AG	44,979	3,637
Swatch Group AG (Bearer)	5,399	2,560
Holcim Ltd.	36,024	2,554
Givaudan SA	1,128	1,882
Swisscom AG	2,924	1,723
Actelion Ltd.	13,643	1,620
Geberit AG	4,708	1,606
SGS SA	700	1,538
Adecco SA	21,880	1,482
^ Transocean Ltd. (XVTX)	42,509	1,267
Julius Baer Group Ltd.	28,427	1,245
Sonova Holding AG	7,374	1,150
Barry Callebaut AG	1,004	1,051
Sika AG	277	990
Chocoladefabriken Lindt & Sprungli AG Registered Shares	15	899
Aryzta AG	10,103	859
Swiss Life Holding AG	3,617	830
Kuehne & Nagel International AG	6,049	788
Schindler Holding AG	5,497	769
Lonza Group AG	6,723	742
Partners Group Holding AG	2,543	677
Baloise Holding AG	5,264	663
* Dufry AG	4,058	584
Galenica AG	675	577
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	115	577
Clariant AG	32,820	573
BB Biotech AG	2,670	564
Swiss Prime Site AG	6,963	529
Swatch Group AG (Registered)	6,066	513
Schindler Holding AG (Registered)	2,896	392
Nobel Biocare Holding AG	21,430	379
* ams AG	10,465	375
Sulzer AG	3,143	358
PSP Swiss Property AG	4,165	357
EMS-Chemie Holding AG	903	325
Forbo Holding AG	312	324
Temenos Group AG	9,179	320
GAM Holding AG	18,056	308
Helvetia Holding AG	641	305
Georg Fischer AG	527	304
Allreal Holding AG	2,075	275
Logitech International SA	18,407	261
OC Oerlikon Corp. AG	20,163	255
Pargesa Holding SA	3,234	252
Bucher Industries AG	989	251
Flughafen Zuerich AG	364	232
DKSH Holding AG	2,931	217
Mobimo Holding AG	1,069	211
Kaba Holding AG Class B	398	190
Panalpina Welttransport Holding AG	1,420	184
Burckhardt Compression Holding AG	416	178
Straumann Holding AG	697	172
Transocean Ltd. (XNYS)	5,627	168
Valiant Holding AG	1,899	166
Vontobel Holding AG	4,312	157
Tecan Group AG	1,403	148
* Cembra Money Bank AG	2,618	148
Banque Cantonale Vaudoise	270	145
Belimo Holding AG	57	141
Leonteq AG	624	136
EFG International AG	12,367	129

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
*,^	Meyer Burger Technology AG	12,887	109
	Kuoni Reisen Holding AG	395	108
	Cosmo Pharmaceuticals SPA	624	98
	Autoneum Holding AG	583	97
*	Schmolz & Bickenbach AG	75,992	92
	Schweiter Technologies AG	125	90
	Kudelski SA	6,259	80
	Implenia AG	1,385	75
	Rieter Holding AG	403	74
	Swissquote Group Holding SA	2,287	71
	Gategroup Holding AG	3,127	70
	St. Galler Kantonalbank AG	191	69
	Vetropack Holding AG	40	68
	Huber & Suhner AG	1,157	57
	Daetwyler Holding AG	450	57
	Basler Kantonalbank	852	57
	Valora Holding AG	249	52
	Liechtensteinische Landesbank AG	1,240	50
	Emmi AG	140	49
	VZ Holding AG	293	48
	Ascom Holding AG	3,260	48
	Alpiq Holding AG	434	44
	AFG Arbonia-Forster Holding AG	1,538	37
*	Basilea Pharmaceutica	412	37
	BKW AG	807	24
	Zehnder Group AG	534	21
	Schweizerische National-Versicherungs-Gesellschaft AG	142	12
			169,668
Taiwan (1.4%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,726,000	7,450
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	313,372	6,900
	Hon Hai Precision Industry Co. Ltd.	1,692,266	5,356
	MediaTek Inc.	191,086	2,796
	Chunghwa Telecom Co. Ltd. ADR	81,206	2,464
	Advanced Semiconductor Engineering Inc. ADR	311,813	1,924
	Cathay Financial Holding Co. Ltd.	1,074,549	1,777
	Delta Electronics Inc.	258,641	1,584
	Nan Ya Plastics Corp.	758,423	1,577
	Fubon Financial Holding Co. Ltd.	926,880	1,570
	Formosa Plastics Corp.	619,873	1,440
	CTBC Financial Holding Co. Ltd.	1,871,852	1,313
	Formosa Chemicals & Fibre Corp.	557,283	1,312
	China Steel Corp.	1,516,390	1,308
	Mega Financial Holding Co. Ltd.	1,264,557	1,049
	Uni-President Enterprises Corp.	597,647	1,031
	Largan Precision Co. Ltd.	13,020	917
	Asustek Computer Inc.	88,169	901
	Quanta Computer Inc.	325,450	819
	Catcher Technology Co. Ltd.	93,310	791
	Hotai Motor Co. Ltd.	52,000	764
	Taiwan Mobile Co. Ltd.	202,800	658
	President Chain Store Corp.	82,952	623
	AU Optronics Corp. ADR	127,518	611
	Yuanta Financial Holding Co. Ltd.	1,209,489	609
	United Microelectronics Corp.	1,373,180	608
	China Development Financial Holding Corp.	1,784,580	574
	Taiwan Cement Corp.	361,210	552
	Innolux Corp.	1,208,885	552
	Formosa Petrochemical Corp.	234,140	552
	Cheng Shin Rubber Industry Co. Ltd.	229,379	536
	E.Sun Financial Holding Co. Ltd.	831,623	527
	Siliconware Precision Industries Co.	359,030	513
	First Financial Holding Co. Ltd.	823,237	507
*	Inotera Memories Inc.	327,000	506

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
* HTC Corp.	105,491	478
Hua Nan Financial Holdings Co. Ltd.	786,651	466
Far Eastern New Century Corp.	443,137	466
Far EasTone Telecommunications Co. Ltd.	210,000	465
SinoPac Financial Holdings Co. Ltd.	1,017,277	442
Taishin Financial Holding Co. Ltd.	924,707	442
Highwealth Construction Corp.	245,800	426
Lite-On Technology Corp.	283,109	398
Foxconn Technology Co. Ltd.	147,478	394
* Taiwan Business Bank	1,306,973	393
Pegatron Corp.	213,954	391
Taiwan Cooperative Financial Holding Co. Ltd.	704,091	377
Compal Electronics Inc.	503,323	374
Pou Chen Corp.	331,524	373
Hermes Microvision Inc.	7,493	363
Novatek Microelectronics Corp.	69,025	358
Asia Cement Corp.	261,264	337
Chailease Holding Co. Ltd.	132,550	327
Clevo Co.	182,628	327
Advantech Co. Ltd.	43,518	304
CTCI Corp.	179,000	297
China Life Insurance Co. Ltd.	336,561	294
Teco Electric and Machinery Co. Ltd.	258,000	288
Wistron Corp.	264,604	279
Eclat Textile Co. Ltd.	28,193	268
WPG Holdings Ltd.	218,000	266
Giant Manufacturing Co. Ltd.	31,881	258
Inventec Corp.	366,554	255
Ruentex Industries Ltd.	118,268	253
AU Optronics Corp.	520,000	248
Hiwin Technologies Corp.	31,033	246
Shin Kong Financial Holding Co. Ltd.	808,223	246
* Ta Chong Bank Ltd.	739,578	246
Chang Hwa Commercial Bank Ltd.	358,661	226
* Acer Inc.	313,583	216
Syncmold Enterprise Corp.	111,000	212
Powertech Technology Inc.	126,000	212
Merida Industry Co. Ltd.	29,400	203
Coretronic Corp.	134,250	202
Asia Pacific Telecom Co. Ltd.	331,152	199
Phison Electronics Corp.	29,000	197
Realtek Semiconductor Corp.	58,420	194
Radiant Opto-Electronics Corp.	53,314	187
Advanced Semiconductor Engineering Inc.	155,000	186
Simplo Technology Co. Ltd.	37,400	183
Synnex Technology International Corp.	129,189	182
Epistar Corp.	99,000	180
TSRC Corp.	155,925	178
TPK Holding Co. Ltd.	29,958	177
Chicony Electronics Co. Ltd.	60,905	175
Far Eastern Department Stores Ltd.	190,115	172
King's Town Bank Co. Ltd.	157,000	172
Zhen Ding Technology Holding Ltd.	59,700	164
Depo Auto Parts Ind Co. Ltd.	45,000	163
Nan Kang Rubber Tire Co. Ltd.	144,493	159
Airtac International Group	21,000	157
Ruentex Development Co. Ltd.	99,860	149
Vanguard International Semiconductor Corp.	96,000	144
Gigabyte Technology Co. Ltd.	124,000	143
Greatek Electronics Inc.	112,000	140
Kenda Rubber Industrial Co. Ltd.	67,881	139
Chunghwa Telecom Co. Ltd.	45,000	137
Tripod Technology Corp.	73,000	137
Yulon Motor Co. Ltd.	91,000	134

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
Yageo Corp.	85,385	133
Chipbond Technology Corp.	72,000	133
King Slide Works Co. Ltd.	10,000	131
* Walsin Lihwa Corp.	395,000	131
Transcend Information Inc.	38,000	129
Wei Chuan Foods Corp.	152,000	127
* Nan Ya Printed Circuit Board Corp.	89,000	124
St. Shine Optical Co. Ltd.	7,000	123
Taiwan Fertilizer Co. Ltd.	69,000	122
Tainan Spinning Co. Ltd.	218,360	121
Taiwan Secom Co. Ltd.	45,675	121
YFY Inc.	287,000	120
Wistron NeWeb Corp.	52,020	117
Taiwan Glass Industry Corp.	150,354	117
Unimicron Technology Corp.	151,000	116
Ta Ya Electric Wire & Cable	528,000	115
Kinsus Interconnect Technology Corp.	30,000	113
Lung Yen Life Service Corp.	38,000	113
Eternal Materials Co. Ltd.	109,180	110
Formosa Taffeta Co. Ltd.	108,000	109
Merry Electronics Co. Ltd.	26,850	109
* eMemory Technology Inc.	10,000	109
Huaku Development Co. Ltd.	65,000	107
Topco Scientific Co. Ltd.	58,256	105
* Winbond Electronics Corp.	327,000	105
Wan Hai Lines Ltd.	141,000	104
* Macronix International	461,432	104
Sino-American Silicon Products Inc.	67,000	104
President Securities Corp.	198,000	104
Holtek Semiconductor Inc.	60,000	103
* CMC Magnetics Corp.	696,000	103
D-Link Corp.	175,440	98
China Steel Chemical Corp.	18,000	98
Standard Foods Corp.	41,365	98
Cathay Real Estate Development Co. Ltd.	186,000	97
Far Eastern International Bank	286,163	97
Chin-Poon Industrial Co. Ltd.	59,000	95
Micro-Star International Co. Ltd.	77,000	94
Chroma ATE Inc.	37,000	92
Senao International Co. Ltd.	49,000	92
Richtek Technology Corp.	19,000	92
Firich Enterprises Co. Ltd.	25,156	91
Makalot Industrial Co. Ltd.	17,407	91
Win Semiconductors Corp.	98,000	89
FLEXium Interconnect Inc.	41,798	89
King Yuan Electronics Co. Ltd.	111,000	88
Everlight Electronics Co. Ltd.	46,000	87
Tung Ho Steel Enterprise Corp.	110,000	87
Elite Material Co. Ltd.	74,000	87
Neo Solar Power Corp.	91,000	86
Yungtay Engineering Co. Ltd.	38,000	84
Taiwan Sogo Shin Kong SEC	65,650	84
* Evergreen Marine Corp. Taiwan Ltd.	142,000	84
Sigurd Microelectronics Corp.	87,000	84
Test Research Inc.	51,000	83
* Hota Industrial Manufacturing Co. Ltd.	46,000	82
China Synthetic Rubber Corp.	79,000	82
Taichung Commercial Bank Co. Ltd.	242,971	82
Cheng Loong Corp.	185,000	81
Great China Metal Industry	86,000	80
MIN AIK Technology Co. Ltd.	18,000	80
* China Airlines Ltd.	203,000	79
Feng Hsin Iron & Steel Co.	63,000	78
Shinkong Synthetic Fibers Corp.	217,000	77

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
PChome Online Inc.	7,389	75
U-Ming Marine Transport Corp.	48,000	75
Capital Securities Corp.	232,000	75
Compeq Manufacturing Co. Ltd.	135,000	75
Casetek Holdings Ltd.	12,000	74
Everlight Chemical Industrial Corp.	88,200	74
Elan Microelectronics Corp.	46,000	73
Kinik Co.	36,000	73
* Yang Ming Marine Transport Corp.	156,000	71
Huang Hsiang Construction Corp.	55,000	71
China Motor Corp.	78,000	71
Sanyang Industry Co. Ltd.	80,000	71
Grand Pacific Petrochemical	146,000	70
Jih Sun Financial Holdings Co. Ltd.	259,814	69
WT Microelectronics Co. Ltd.	43,000	69
TXC Corp.	55,000	68
United Microelectronics Corp. ADR	31,200	68
* Qisda Corp.	152,000	68
Taiwan PCB Techvest Co. Ltd.	46,000	68
Ginko International Co. Ltd.	5,000	67
Great Wall Enterprise Co. Ltd.	74,100	67
Altek Corp.	61,600	67
Parade Technologies Ltd.	7,000	67
Feng TAY Enterprise Co. Ltd.	25,748	67
Sitronix Technology Corp.	27,000	65
Formosan Rubber Group Inc.	59,000	64
Kerry TJ Logistics Co. Ltd.	51,000	64
Cheng Uei Precision Industry Co. Ltd.	38,000	63
* Primax Electronics Ltd.	51,000	62
Pixart Imaging Inc.	27,000	62
* Lextar Electronics Corp.	74,000	62
Asia Vital Components Co. Ltd.	90,000	61
* Medigen Biotechnology Corp.	14,000	61
* Kinpo Electronics	138,000	60
* China Petrochemical Development Corp.	190,350	60
* Etron Technology Inc.	127,000	60
Oriental Union Chemical Corp.	78,000	59
Taiflex Scientific Co. Ltd.	40,000	59
HannStar Display Corp.	235,265	59
AV Tech Corp.	32,000	59
Lotes Co. Ltd.	14,000	58
* Center Laboratories Inc.	19,000	58
Formosa International Hotels Corp.	5,500	57
* Tatung Co. Ltd.	200,000	57
Wowprime Corp.	5,665	56
China Bills Finance Corp.	150,000	55
* TWi Pharmaceuticals Inc.	7,000	55
USI Corp.	114,000	55
San Shing Fastech Corp.	20,700	54
Unizyx Holding Corp.	91,000	54
* Ichia Technologies Inc.	49,000	54
* Adlink Technology Inc.	21,000	54
Tong Hsing Electronic Industries Ltd.	14,000	54
ScinoPharm Taiwan Ltd.	26,000	53
Career Technology MFG. Co. Ltd.	46,000	53
International Games System Co. Ltd.	12,000	52
Ton Yi Industrial Corp.	86,000	52
Prince Housing & Development Corp.	139,050	52
Hey Song Corp.	43,500	52
Mitac Holdings Corp.	67,000	52
TA Chen Stainless Pipe	84,000	52
Sercomm Corp.	23,000	51
Lien Hwa Industrial Corp.	79,000	51
* Goldsun Development & Construction Co. Ltd.	144,000	51

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
* Asia Optical Co. Inc.	40,000	51
YungShin Global Holding Corp.	28,000	51
Taiwan Hon Chuan Enterprise Co. Ltd.	31,000	51
Johnson Health Tech Co. Ltd.	21,000	50
* Elite Advanced Laser Corp.	16,000	50
Ardentec Corp.	63,625	50
Tong Yang Industry Co. Ltd.	49,000	50
CHC Healthcare Group	23,000	50
Radium Life Tech Co. Ltd.	85,680	49
* Mosel Vitelic Inc.	227,000	49
Brogent Technologies Inc.	4,000	49
* Eva Airways Corp.	83,323	49
* Shining Building Business Co. Ltd.	80,600	49
AcBel Polytech Inc.	43,000	49
Weltrend Semiconductor	52,000	49
Silergy Corp.	7,000	49
* Voltronic Power Technology Corp.	6,000	48
* PharmaEngine Inc.	6,000	48
* Chung Hwa Pulp Corp.	169,000	48
* Kuo Toong International Co. Ltd.	32,000	48
Taiwan Paiho Ltd.	34,000	47
A-DATA Technology Co. Ltd.	26,190	47
Poya Co. Ltd.	6,997	47
Flytech Technology Co. Ltd.	13,199	47
Faraday Technology Corp.	43,000	47
FocalTech Corp. Ltd.	8,000	47
TTY Biopharm Co. Ltd.	24,541	46
* E-Ton Solar Tech Co. Ltd.	90,000	46
Chong Hong Construction Co. Ltd.	22,050	45
Cleanaway Co. Ltd.	10,000	45
Motech Industries Inc.	36,000	45
Gourmet Master Co. Ltd.	7,000	45
* Taigen Biopharmaceuticals Holdings Ltd.	38,000	44
Namchow Chemical Industrial Co. Ltd.	27,000	44
Evergreen International Storage & Transport Corp.	75,000	44
Chlitina Holding Ltd.	8,400	44
AmTRAN Technology Co. Ltd.	74,000	43
Soft-World International Corp.	16,000	42
UPC Technology Corp.	123,000	42
* China Man-Made Fiber Corp.	159,000	42
Shin Zu Shing Co. Ltd.	19,000	42
* Posiflex Technology Inc.	9,000	42
Elite Semiconductor Memory Technology Inc.	27,000	41
Gigasolar Materials Corp.	2,400	41
ACES Electronic Co. Ltd.	33,000	41
Green Seal Holding Ltd.	8,800	40
Nan Liu Enterprise Co. Ltd.	9,000	40
Taiwan Styrene Monomer	93,450	39
Toung Loong Textile Manufacturing	14,000	39
* Ho Tung Chemical Corp.	111,300	39
Kindom Construction Corp.	45,000	39
IEI Integration Corp.	24,380	39
* E Ink Holdings Inc.	79,000	39
Taiwan Semiconductor Co. Ltd.	41,000	38
Aten International Co. Ltd.	15,000	37
* Gintech Energy Corp.	46,000	36
Jentech Precision Industrial Co. Ltd.	16,000	36
* Via Technologies Inc.	60,000	36
Universal Cement Corp.	40,642	36
CyberTAN Technology Inc.	44,000	36
* Ritek Corp.	296,000	34
Unity Opto Technology Co. Ltd.	38,000	34
Farglory Land Development Co. Ltd.	33,000	33
LCY Chemical Corp.	67,000	33

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
	Taiwan TEA Corp.	59,000	32
	GeoVision Inc.	8,800	32
*	Lotus Pharmaceutical Co. Ltd.	11,000	32
*	Taiwan Liposome Co. Ltd.	5,000	32
*	G Tech Optoelectronics Corp.	38,000	31
*	Gigastorage Corp.	34,000	30
	Vivotek Inc.	8,275	29
	Long Bon International Co. Ltd.	44,000	27
*	Genius Electronic Optical Co. Ltd.	8,714	24
*	O-TA Precision Industry Co. Ltd.	37,000	20
	Waterland Financial Holdings Co. Ltd.	53,010	15
*	Wintek Corp.	175,000	11
	Great Taipei Gas Co. Ltd.	6,974	5
	ENG Electric Co. Ltd.	3,000	2
			83,288
Thailand (0.3%)
	Kasikornbank PCL (Foreign)	161,377	1,183
	Advanced Info Service PCL (Foreign)	149,000	1,086
*	PTT PCL	71,700	810
^	Electricity Generating PCL (Foreign)	127,200	667
	Siam Commercial Bank PCL (Foreign)	110,800	596
	CP ALL PCL (Foreign)	408,600	571
	Airports of Thailand PCL (Foreign)	75,200	559
	Siam Cement PCL (Foreign)	34,000	475
*	Siam Commercial Bank PCL (Local)	77,800	424
	PTT PCL (Foreign)	36,300	411
	PTT Exploration & Production PCL (Foreign)	88,981	401
	Bangkok Bank PCL (Foreign)	58,698	364
*	PTT Exploration and Production PCL (Local)	72,800	329
	Intouch NVDR	135,496	308
	Central Pattana PCL	208,800	304
	TMB Bank PCL	3,532,900	295
*	Big C Supercenter PCL	39,300	282
*	True Corp. PCL (Regular)	738,400	267
*	Bank of Ayudhya PCL (Local)	173,215	254
*	Charoen Pokphand Foods PCL	255,900	246
*	Indorama Ventures PCL	332,500	244
*	Thaicom PCL	198,000	239
	Thai Union Frozen Products PCL (Foreign)	101,220	224
	Krung Thai Bank PCL (Foreign)	326,975	223
	Pruksa Real Estate PCL	210,700	204
	Bangkok Expressway PCL (Foreign)	171,800	200
*	Samart Corp. PCL	197,200	200
	Total Access Communication PCL (Foreign)	62,700	198
*,^	Thoresen Thai Agencies PCL (Foreign)	320,214	191
	BTS Group Holdings PCL	604,800	191
	PTT Global Chemical PCL (Foreign)	98,515	187
	Home Product Center PCL	635,248	181
*	PTT Global Chemical PCL (Local)	92,500	177
*	Bumrungrad Hospital PCL	42,500	174
*	CP ALL PCL (Local)	121,500	170
*	Minor International PCL	156,600	169
	BEC World PCL (Foreign)	110,700	163
*	Land & Houses PCL	508,200	160
	Thai Oil PCL (Foreign)	112,700	156
*	Bangkok Expressway PCL	108,000	126
*	Cal-Comp Electronics Thailand PCL	1,286,168	119
*	Glow Energy PCL	37,300	115
*	Banpu PCL (Local)	131,700	115
	IRPC PCL (Foreign)	1,079,400	105
*	Delta Electronics Thailand PCL	51,800	103
*,^	Bangkok Dusit Medical Services PCL (Foreign)	176,000	100
	Charoen Pokphand Foods PCL (Foreign)	100,400	96

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
Kiatnakin Bank PCL	74,800	96
* Siam City Cement PCL (Local)	7,392	95
* Robinson Department Store PCL	59,400	94
* Bangkok Dusit Medical Services PCL	156,500	89
* Jasmine International PCL	387,200	89
* Hana Microelectronics PCL	64,600	86
* Intouch Holdings PCL	37,900	86
* BTS Rail Mass Transit Growth Infrastructure Fund	274,600	84
* True Corp. PCL (Foreign)	232,127	83
* Precious Shipping PCL	125,400	82
* Total Access Communication PCL (Local)	25,400	81
* Sino-Thai Engineering & Construction PCL	99,100	80
* Bangkok Land PCL	1,219,100	75
* Hemaraj Land and Development PCL	498,500	73
LPN Development PCL	102,800	73
* Ratchaburi Electricity Generating Holding PCL (Local)	35,300	66
* Siam Global House PCL	161,800	65
* Bangkok Life Assurance PCL	34,440	61
CPN Retail Growth Leasehold Property Fund	120,200	61
* Central Plaza Hotel PCL	50,100	58
* VGI Global Media PCL	142,900	56
* Tisco Financial Group PCL	40,100	55
* Thanachart Capital PCL	50,100	54
* Quality Houses PCL	403,700	53
* SPCG PCL	65,000	50
* WHA Corp. PCL	42,000	50
* Italian-Thai Development PCL	284,200	50
Siam City Cement PCL (Foreign)	3,800	48
* Bangkok Chain Hospital PCL	154,400	46
* Univentures PCL	143,400	45
* Berli Jucker PCL	27,600	39
* Thai Airways International PCL (Foreign)	104,374	39
* TPI Polene PCL	605,600	34
Delta Electronics Thai PCL (Foreign)	14,200	28
Bank of Ayudhya PCL	15,394	23
* IRPC PCL	129,200	14
* Thoresen Thai Agencies PCL	13,200	9
* Indorama Ventures PCL Warrants Exp. 8/24/2017	33,250	4
* Indorama Ventures Warrants Exp. 8/24/2018	25,576	2
		16,638
Turkey (0.2%)
Turkiye Garanti Bankasi AS	275,520	1,076
Turkiye Halk Bankasi AS	153,344	1,024
Akbank TAS	208,504	753
BIM Birlesik Magazalar AS	27,623	631
* Turkcell Iletisim Hizmetleri AS	98,059	569
Haci Omer Sabanci Holding AS (Bearer)	100,154	457
Turkiye Is Bankasi	151,859	380
Is Gayrimenkul Yatirim Ortakligi AS	629,165	371
* Ford Otomotiv Sanayi AS	27,734	354
Tupras Turkiye Petrol Rafinerileri AS	14,269	310
Eregli Demir ve Celik Fabrikalari TAS	148,519	310
KOC Holding AS	53,803	274
* Anadolu Efes Biracilik Ve Malt Sanayii AS	22,581	264
Turkiye Vakiflar Bankasi Tao	120,115	258
Coca-Cola Icecek AS	10,490	239
* Zorlu Enerji Elektrik Uretim AS	199,200	237
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	205,189	231
* Vestel Elektronik Sanayi ve Ticaret AS	62,314	206
* Sekerbank TAS	191,632	175
Yapi ve Kredi Bankasi AS	73,367	161
Aksigorta AS	132,563	160

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
* Turk Hava Yollari	48,695	159
TAV Havalimanlari Holding AS	18,890	158
* Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	125,938	140
Enka Insaat ve Sanayi AS	56,983	138
Turk Telekomunikasyon AS	41,512	119
Ulker Biskuvi Sanayi AS	16,128	119
Arcelik AS	15,365	94
Turkiye Sise ve Cam Fabrikalari AS	55,657	84
Tofas Turk Otomobil Fabrikasi AS	11,752	74
Petkim Petrokimya Holding AS	45,663	73
Turkiye Sinai Kalkinma Bankasi AS	82,153	72
* Pegasus Hava Tasimaciligi AS	4,428	57
Aygaz AS	12,065	51
* Dogan Sirketler Grubu Holding AS	168,390	51
* Asya Katilim Bankasi AS	120,852	39
Vakif Gayrimenkul Yatirim Ortakligi AS	18,954	24
Koza Altin Isletmeleri AS	3,153	20
		9,912
United Arab Emirates (0.1%)
Emaar Properties PJSC	451,943	1,260
First Gulf Bank PJSC	128,141	636
DP World Ltd.	22,828	437
Abu Dhabi Commercial Bank PJSC	194,276	424
Aldar Properties PJSC	434,222	389
* Arabtec Holding Co.	280,278	334
* Emaar Malls Group PJSC	274,197	240
Union National Bank PJSC	111,686	211
Dubai Investments PJSC	238,423	205
Dubai Financial Market	204,087	156
* Drake & Scull International	459,669	144
Dubai Islamic Bank PJSC	52,111	109
Al Waha Capital PJSC	106,865	83
* Union Properties PJSC	127,128	63
* Deyaar Development PJSC	200,535	61
National Central Cooling Co. PJSC	134,628	57
* Islamic Arab Insurance Co.	275,587	52
* Dana Gas PJSC	316,079	52
Air Arabia PJSC	133,811	49
Eshraq Properties Co. PJSC	136,850	41
RAK Properties PJSC	168,932	39
* Eshraq Properties Rights Exp. 11/20/2014	47,596	1
Aramex PJSC	1,000	1
		5,044
United Kingdom (7.2%)
HSBC Holdings plc	2,599,947	26,615
Royal Dutch Shell plc Class A	538,151	19,271
BP plc	2,510,089	18,084
GlaxoSmithKline plc	662,378	15,016
British American Tobacco plc	254,005	14,427
AstraZeneca plc	171,366	12,477
Royal Dutch Shell plc Class B	330,986	12,279
Vodafone Group plc	3,624,135	12,043
Diageo plc	341,569	10,053
* Lloyds Banking Group plc	7,337,537	9,067
Barclays plc	2,235,887	8,571
Rio Tinto plc	170,760	8,155
Prudential plc	344,357	7,958
BG Group plc	463,929	7,732
SABMiller plc	136,174	7,691
BHP Billiton plc	289,459	7,495
Glencore plc	1,449,097	7,430
Reckitt Benckiser Group plc	87,740	7,376
National Grid plc	495,124	7,341
Unilever plc	164,309	6,612

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
BT Group plc	1,101,454	6,483
Imperial Tobacco Group plc	130,044	5,646
Shire plc	79,432	5,288
* Compass Group plc	273,355	4,405
Standard Chartered plc	277,226	4,173
Anglo American plc (London Shares)	179,845	3,794
Reed Elsevier plc	225,896	3,716
WPP plc	177,764	3,470
Rolls-Royce Holdings plc	253,089	3,419
SSE plc	127,515	3,264
Centrica plc	669,627	3,244
Aviva plc	388,229	3,239
Tesco plc	1,109,288	3,085
BAE Systems plc	402,586	2,958
Legal & General Group plc	781,915	2,893
ARM Holdings plc	187,643	2,657
Next plc	25,326	2,614
CRH plc	106,687	2,369
Land Securities Group plc	126,311	2,239
Experian plc	139,592	2,098
Pearson plc	111,034	2,080
Associated British Foods plc	47,001	2,074
Burberry Group plc	83,719	2,053
Smith & Nephew plc	118,836	2,013
Standard Life plc	316,405	1,996
British Sky Broadcasting Group plc	139,016	1,971
Old Mutual plc	629,982	1,953
* Royal Bank of Scotland Group plc	292,454	1,818
Wolseley plc	33,695	1,791
InterContinental Hotels Group plc	46,510	1,765
ITV plc	516,544	1,681
Whitbread plc	23,467	1,640
Capita plc	90,394	1,588
Kingfisher plc	325,162	1,576
British Land Co. plc	134,754	1,572
Marks & Spencer Group plc	215,584	1,405
Weir Group plc	38,012	1,390
Johnson Matthey plc	27,395	1,306
Aberdeen Asset Management plc	184,829	1,285
United Utilities Group plc	90,395	1,238
Investec plc	130,310	1,195
IMI plc	58,605	1,147
London Stock Exchange Group plc	34,386	1,110
GKN plc	214,758	1,095
Babcock International Group plc	62,142	1,091
Bunzl plc	39,765	1,080
Ashtead Group plc	64,398	1,078
Smiths Group plc	56,239	1,049
Severn Trent plc	31,283	1,000
Tullow Oil plc	125,244	975
* RSA Insurance Group plc	125,308	970
Intertek Group plc	22,162	966
Hammerson plc	96,770	950
Carnival plc	23,414	934
Persimmon plc	38,899	911
DCC plc	15,960	894
Friends Life Group Ltd.	172,358	892
Barratt Developments plc	126,273	847
Travis Perkins plc	31,608	837
3i Group plc	129,354	822
* International Consolidated Airlines Group SA (London Shares)	124,030	814
WM Morrison Supermarkets plc	325,405	806
Direct Line Insurance Group plc	181,027	800
G4S plc	194,429	795

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
St. James's Place plc	65,928	787
Taylor Wimpey plc	414,385	786
Aggreko plc	32,189	785
Dixons Carphone plc	123,940	785
Sage Group plc	129,673	784
^ J Sainsbury plc	194,628	766
Meggitt plc	102,778	742
Mondi plc	43,966	742
Randgold Resources Ltd.	12,273	717
Rexam plc	89,713	684
Kier Group plc	28,509	680
Inchcape plc	59,097	658
Croda International plc	17,434	641
Melrose Industries plc	155,667	639
Informa plc	81,946	631
easyJet plc	26,166	629
William Hill plc	108,508	626
Intu Properties plc	114,210	623
Howden Joinery Group plc	112,047	615
AMEC plc	36,595	610
Petrofac Ltd.	35,729	607
Inmarsat plc	54,390	597
Tate & Lyle plc	61,120	593
Pennon Group plc	43,434	580
Admiral Group plc	26,754	572
Royal Mail plc	80,058	565
Cobham plc	121,350	565
Provident Financial plc	16,582	564
Schroders plc	14,487	560
Berkeley Group Holdings plc	15,136	553
Synergy Health plc	18,456	551
John Wood Group plc	51,904	551
Man Group plc	277,679	551
DS Smith plc	122,259	519
* BTG plc	42,683	516
Coca-Cola HBC AG	23,310	507
Segro plc	82,993	505
Hikma Pharmaceuticals plc	16,204	492
Derwent London plc	10,292	490
Capital & Counties Properties plc	89,608	490
Booker Group plc	217,382	489
Antofagasta plc	43,251	487
ICAP plc	72,594	487
Drax Group plc	51,087	486
Spectris plc	16,436	474
IG Group Holdings plc	46,319	446
Henderson Group plc	131,714	445
Bellway plc	15,860	444
Rotork plc	10,676	437
Hargreaves Lansdown plc	27,390	436
Great Portland Estates plc	39,269	432
Spirax-Sarco Engineering plc	9,439	431
Close Brothers Group plc	18,314	430
Greene King plc	33,392	429
Fresnillo plc	37,786	422
Rightmove plc	12,320	416
Hiscox Ltd.	37,938	414
Amlin plc	56,611	413
Bovis Homes Group plc	30,538	412
Britvic plc	37,092	405
Halma plc	40,509	404
TUI Travel plc	62,295	398
Daily Mail & General Trust plc	31,160	395
Restaurant Group plc	36,332	394

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
* Thomas Cook Group plc	196,356	391
Catlin Group Ltd.	44,607	383
Hays plc	192,005	380
SIG plc	158,243	371
Rentokil Initial plc	187,979	371
Berendsen plc	22,769	368
Essentra plc	33,477	368
Serco Group plc	75,512	360
TalkTalk Telecom Group plc	73,698	354
2 Merlin Entertainments plc	60,998	344
* Sports Direct International plc	33,043	341
Phoenix Group Holdings	27,818	335
Telecity Group plc	25,758	318
Home Retail Group plc	108,063	318
Dunelm Group plc	22,807	308
Shaftesbury plc	26,653	306
Playtech plc	26,856	304
Intermediate Capital Group plc	45,723	300
BBA Aviation plc	52,368	297
CSR plc	22,105	297
Stagecoach Group plc	47,528	295
WH Smith plc	16,168	291
Michael Page International plc	45,775	285
Bodycote plc	28,475	285
Micro Focus International plc	17,906	284
* Cairn Energy plc	121,051	282
International Personal Finance plc	35,699	278
* Firstgroup plc	154,147	277
Grafton Group plc	26,580	271
Regus plc	83,682	264
Grainger plc	86,141	261
Jupiter Fund Management plc	44,853	257
* Polyus Gold International Ltd.	84,833	254
* Alent plc	46,867	254
UBM plc	27,705	253
Premier Oil plc	59,940	248
Carillion plc	46,363	247
QinetiQ Group plc	76,178	247
Victrex plc	9,047	245
Jardine Lloyd Thompson Group plc	16,078	245
Ladbrokes plc	126,547	239
Vesuvius plc	34,842	238
Pace plc	42,726	237
Betfair Group plc	12,233	237
Beazley plc	55,859	235
Interserve plc	22,955	233
^ Ashmore Group plc	45,331	231
* Ocado Group plc	57,278	229
WS Atkins plc	10,499	228
* Genel Energy plc	20,188	227
Kennedy Wilson Europe Real Estate plc	13,625	227
N Brown Group plc	41,889	225
* Mitchells & Butlers plc	36,759	224
Halfords Group plc	28,183	224
Greencore Group plc	52,958	222
Elementis plc	52,300	221
Polymetal International plc	26,563	219
Balfour Beatty plc	88,157	217
Ultra Electronics Holdings plc	7,724	216
Cable & Wireless Communications plc	276,057	213
Galliford Try plc	10,822	212
Lancashire Holdings Ltd.	19,740	211
Fidessa Group plc	5,613	211
Domino's Pizza Group plc	20,321	207

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
	Electrocomponents plc	55,859	205
	National Express Group plc	51,147	204
	Go-Ahead Group plc	5,060	199
	AVEVA Group plc	7,986	197
	Evraz plc	90,203	187
	Bwin.Party Digital Entertainment plc	123,400	177
*	Ophir Energy plc	59,526	177
	Cineworld Group plc	32,910	177
	Hunting plc	14,924	176
*	Afren plc	141,140	175
	Vedanta Resources plc	13,228	174
	J D Wetherspoon plc	12,487	168
	Fenner plc	33,918	167
	Genus plc	8,465	167
	Oxford Instruments plc	9,640	167
	Senior plc	38,907	167
*	SVG Capital plc	24,079	165
	esure Group plc	42,145	164
	RPC Group plc	18,763	164
	HomeServe plc	29,628	164
*	Enterprise Inns plc	77,242	158
	Soco International plc	29,740	157
	UDG Healthcare plc	29,502	155
	Morgan Advanced Materials plc	33,963	154
	Telecom Plus plc	6,794	154
	Domino Printing Sciences plc	15,644	151
	Countrywide plc	20,425	150
*,^	Lonmin plc	53,018	148
*	Petra Diamonds Ltd.	55,422	147
	Brewin Dolphin Holdings plc	32,202	146
	Paragon Group of Cos. plc	25,031	145
	Big Yellow Group plc	16,278	142
	Debenhams plc	136,878	142
	Dechra Pharmaceuticals plc	11,624	141
	Moneysupermarket.com Group plc	44,055	141
	Tullett Prebon plc	30,745	140
*	KAZ Minerals plc	37,455	138
	Diploma plc	12,113	135
	Spirit Pub Co. plc	78,909	134
	Hansteen Holdings plc	77,983	132
	Keller Group plc	9,790	131
	Mitie Group plc	26,792	129
	Marston's plc	51,234	124
	UNITE Group plc	17,782	122
	Crest Nicholson Holdings plc	22,593	121
	Premier Farnell plc	39,658	120
	Devro plc	27,493	120
	Darty plc	98,754	120
	Laird plc	22,705	115
	Dignity plc	4,500	113
	Renishaw plc	3,903	111
	Bank of Georgia Holdings plc	2,664	109
	Savills plc	10,292	106
	Northgate plc	13,289	104
	ST Modwen Properties plc	17,840	104
	Centamin plc	123,349	101
	F&C Commercial Property Trust Ltd.	48,866	100
	Xchanging plc	32,346	98
	Cranswick plc	4,310	97
	Redrow plc	20,744	96
	African Barrick Gold plc	29,009	96
	Greggs plc	9,856	95
	Computacenter plc	9,406	93
	Spirent Communications plc	76,600	92

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
* EnQuest plc	82,313	92
Al Noor Hospitals Group plc	5,496	90
Entertainment One Ltd.	17,460	88
Foxtons Group plc	32,417	88
* Mothercare plc	31,304	88
Workspace Group plc	8,283	87
RPS Group plc	23,055	87
Kcom Group plc	57,194	85
De La Rue plc	9,966	83
Development Securities plc	24,222	82
Dairy Crest Group plc	12,322	82
* Lamprell plc	34,894	82
Synthomer plc	24,373	79
Londonmetric Property plc	33,406	79
ITE Group plc	28,758	78
* Imagination Technologies Group plc	25,120	77
Stobart Group Ltd.	48,087	76
* Salamander Energy plc	44,960	76
* Poundland Group plc	14,261	72
Ted Baker plc	2,232	70
* Colt Group SA	31,406	69
888 Holdings plc	33,538	69
^ APR Energy plc	11,811	69
* Severfield plc	69,430	67
Chemring Group plc	16,079	63
* SDL plc	9,382	59
Cape plc	13,478	59
* Pets at Home Group plc	18,094	56
* Kenmare Resources plc	504,619	56
* AO World plc	20,126	53
Redefine International PLC	63,876	53
Connect Group plc	18,651	53
* Premier Foods plc	98,103	52
Speedy Hire plc	50,811	50
Anglo Pacific Group plc	22,985	48
Chesnara plc	8,741	48
Shanks Group plc	30,824	48
* SuperGroup plc	3,600	48
Helical Bar plc	8,261	46
NMC Health plc	5,827	46
Morgan Sindall Group plc	3,985	44
* Just Retirement Group plc	19,894	42
* Aquarius Platinum Ltd.	153,501	41
Partnership Assurance Group plc	22,162	37
Xaar plc	8,202	37
* Gem Diamonds Ltd.	14,574	36
Infinis Energy plc	9,976	34
* Hochschild Mining plc	20,486	32
Ferrexpo plc	23,306	31
Millennium & Copthorne Hotels plc	2,460	22
Asia Resource Minerals plc	5,875	4
		418,985
United States (50.8%)
Basic Materials (1.5%)
EI du Pont de Nemours & Co.	124,622	8,618
Dow Chemical Co.	161,346	7,970
LyondellBasell Industries NV Class A	58,360	5,348
Praxair Inc.	39,221	4,941
Ecolab Inc.	36,417	4,051
Freeport-McMoRan Inc.	142,071	4,049
Air Products & Chemicals Inc.	28,329	3,815
PPG Industries Inc.	18,423	3,753
International Paper Co.	58,590	2,966
Alcoa Inc.	155,557	2,607

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
CF Industries Holdings Inc.	8,787	2,285
Nucor Corp.	41,785	2,259
Sigma-Aldrich Corp.	15,757	2,142
Mosaic Co.	45,450	2,014
Eastman Chemical Co.	20,252	1,636
Celanese Corp. Class A	26,441	1,553
CONSOL Energy Inc.	33,063	1,217
Newmont Mining Corp.	64,334	1,207
International Flavors & Fragrances Inc.	10,109	1,002
FMC Corp.	17,278	991
Ashland Inc.	8,429	911
* WR Grace & Co.	9,400	889
United States Steel Corp.	18,831	754
RPM International Inc.	16,300	738
Airgas Inc.	6,337	707
Southern Copper Corp.	24,449	704
Minerals Technologies Inc.	9,000	690
Steel Dynamics Inc.	28,200	649
Allegheny Technologies Inc.	18,243	599
Rockwood Holdings Inc.	7,300	561
Domtar Corp.	13,500	554
Reliance Steel & Aluminum Co.	8,200	553
Huntsman Corp.	21,500	525
Albemarle Corp.	8,900	520
Sensient Technologies Corp.	8,500	503
Avery Dennison Corp.	10,030	470
PolyOne Corp.	11,900	440
Royal Gold Inc.	7,700	440
NewMarket Corp.	1,100	427
Westlake Chemical Corp.	5,300	374
Peabody Energy Corp.	35,072	366
Carpenter Technology Corp.	7,200	360
Axiall Corp.	8,500	343
Cliffs Natural Resources Inc.	29,973	337
Cabot Corp.	7,200	334
Worthington Industries Inc.	8,500	328
HB Fuller Co.	7,600	319
Compass Minerals International Inc.	3,600	308
US Silica Holdings Inc.	6,800	305
* KapStone Paper and Packaging Corp.	9,800	301
Cytec Industries Inc.	6,400	298
* Clearwater Paper Corp.	4,200	270
* Resolute Forest Products Inc.	12,800	238
* Century Aluminum Co.	7,800	228
Commercial Metals Co.	12,400	214
* Chemtura Corp.	9,200	214
Balchem Corp.	3,300	213
Olin Corp.	8,100	196
* Polypore International Inc.	4,400	193
* Ferro Corp.	13,400	176
Kaiser Aluminum Corp.	2,400	167
Tronox Ltd. Class A	6,900	167
* Stillwater Mining Co.	12,200	160
* AK Steel Holding Corp.	20,600	156
OM Group Inc.	5,800	151
A Schulman Inc.	4,200	149
Rayonier Advanced Materials Inc.	5,200	148
Innophos Holdings Inc.	2,600	148
* SunCoke Energy Inc.	6,100	146
Globe Specialty Metals Inc.	6,700	126
* Calgon Carbon Corp.	4,600	97
Hecla Mining Co.	42,212	92
PH Glatfelter Co.	3,600	91
Deltic Timber Corp.	1,300	85

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
Stepan Co.	1,800	80
* Cloud Peak Energy Inc.	6,600	79
Innospec Inc.	1,900	77
Koppers Holdings Inc.	1,900	75
* Intrepid Potash Inc.	5,300	71
* Kraton Performance Polymers Inc.	3,900	70
Haynes International Inc.	1,500	70
* RTI International Metals Inc.	2,600	61
* Alpha Natural Resources Inc.	29,890	59
* Coeur Mining Inc.	15,300	57
Arch Coal Inc.	24,600	53
Tredegar Corp.	2,700	51
* Veritiv Corp.	1,032	47
Wausau Paper Corp.	3,800	38
* Molycorp Inc.	22,800	31
* Allied Nevada Gold Corp.	17,000	24
		84,799
Consumer Goods (5.1%)
Procter & Gamble Co.	368,058	32,120
Coca-Cola Co.	567,817	23,780
PepsiCo Inc.	206,984	19,906
Philip Morris International Inc.	213,509	19,004
Altria Group Inc.	268,324	12,971
Colgate-Palmolive Co.	132,063	8,832
Monsanto Co.	70,986	8,166
Mondelez International Inc. Class A	229,242	8,083
Ford Motor Co.	516,320	7,275
NIKE Inc. Class B	76,825	7,142
Kimberly-Clark Corp.	54,124	6,185
General Motors Co.	176,264	5,535
Kraft Foods Group Inc.	78,173	4,405
General Mills Inc.	82,276	4,275
Johnson Controls Inc.	88,225	4,169
Archer-Daniels-Midland Co.	87,472	4,111
VF Corp.	51,021	3,453
Lorillard Inc.	49,142	3,022
Keurig Green Mountain Inc.	19,460	2,953
* Tesla Motors Inc.	11,707	2,830
BorgWarner Inc.	47,450	2,706
Delphi Automotive plc	39,179	2,703
Mead Johnson Nutrition Co.	26,792	2,661
Reynolds American Inc.	41,357	2,602
Stanley Black & Decker Inc.	23,942	2,242
Leggett & Platt Inc.	55,257	2,176
Autoliv Inc.	23,707	2,175
Estee Lauder Cos. Inc. Class A	28,800	2,165
* Michael Kors Holdings Ltd.	26,500	2,083
Kellogg Co.	31,912	2,041
* Electronic Arts Inc.	49,335	2,021
Hershey Co.	20,764	1,991
ConAgra Foods Inc.	55,756	1,915
Harley-Davidson Inc.	28,608	1,880
Hanesbrands Inc.	17,400	1,838
* Monster Beverage Corp.	18,100	1,826
* Constellation Brands Inc. Class A	19,847	1,817
Genuine Parts Co.	18,434	1,790
Bunge Ltd.	19,356	1,716
Dr Pepper Snapple Group Inc.	24,773	1,715
Activision Blizzard Inc.	85,877	1,713
Clorox Co.	16,904	1,682
Whirlpool Corp.	9,759	1,679
Tyson Foods Inc. Class A	40,998	1,654
* Under Armour Inc. Class A	23,300	1,528
* LKQ Corp.	52,600	1,503

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
* TRW Automotive Holdings Corp.	14,493	1,469
Brown-Forman Corp. Class B	15,564	1,442
Leucadia National Corp.	60,644	1,442
Coach Inc.	41,310	1,420
Mattel Inc.	44,404	1,380
Coca-Cola Enterprises Inc.	30,140	1,307
Molson Coors Brewing Co. Class B	17,554	1,306
JM Smucker Co.	11,781	1,225
Ralph Lauren Corp. Class A	7,259	1,197
Newell Rubbermaid Inc.	35,402	1,180
Polaris Industries Inc.	7,800	1,177
PVH Corp.	10,188	1,165
Church & Dwight Co. Inc.	14,912	1,080
* Mohawk Industries Inc.	7,125	1,012
DR Horton Inc.	43,491	991
Energizer Holdings Inc.	8,060	989
McCormick & Co. Inc.	13,942	986
Lear Corp.	10,571	978
Campbell Soup Co.	21,563	952
Harman International Industries Inc.	8,812	946
* Jarden Corp.	14,450	941
Hormel Foods Corp.	17,175	926
Scotts Miracle-Gro Co. Class A	15,543	921
Lennar Corp. Class A	20,643	889
Goodyear Tire & Rubber Co.	35,709	865
Snap-on Inc.	6,400	846
Hasbro Inc.	14,329	824
* Tempur Sealy International Inc.	15,254	803
* WhiteWave Foods Co. Class A	21,522	801
Flowers Foods Inc.	42,042	799
Snyder's-Lance Inc.	26,599	792
* WABCO Holdings Inc.	7,900	769
PulteGroup Inc.	39,296	754
* Hain Celestial Group Inc.	6,000	649
^ Herbalife Ltd.	12,200	640
Gentex Corp.	18,539	607
* NVR Inc.	491	603
Avon Products Inc.	57,825	601
Ingredion Inc.	7,700	595
* Fossil Group Inc.	5,800	590
* Toll Brothers Inc.	18,372	587
* lululemon athletica Inc.	13,600	566
* Middleby Corp.	6,300	558
* Standard Pacific Corp.	74,930	554
* Visteon Corp.	5,700	535
Brunswick Corp.	11,000	515
* TreeHouse Foods Inc.	5,393	459
Carter's Inc.	5,600	437
* Kate Spade & Co.	15,600	423
WD-40 Co.	5,200	399
Dana Holding Corp.	19,000	389
Vector Group Ltd.	17,115	382
* Iconix Brand Group Inc.	9,500	380
* Deckers Outdoor Corp.	4,300	376
Cooper Tire & Rubber Co.	11,400	367
* Tenneco Inc.	7,000	366
Tupperware Brands Corp.	5,700	363
Nu Skin Enterprises Inc. Class A	6,600	349
* Darling Ingredients Inc.	18,100	319
Wolverine World Wide Inc.	10,800	293
* Steven Madden Ltd.	9,250	290
Pinnacle Foods Inc.	8,000	270
* Take-Two Interactive Software Inc.	10,000	264
* Skechers U.S.A. Inc. Class A	4,800	263

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
Fresh Del Monte Produce Inc.	8,100	260
Thor Industries Inc.	4,800	254
Andersons Inc.	3,750	239
Lancaster Colony Corp.	2,500	229
Pool Corp.	3,600	215
* Zynga Inc. Class A	83,851	214
Ryland Group Inc.	5,900	211
* Helen of Troy Ltd.	3,400	210
Spectrum Brands Holdings Inc.	2,300	208
* Pilgrim's Pride Corp.	7,300	207
* Post Holdings Inc.	5,523	207
Steelcase Inc. Class A	11,600	206
Herman Miller Inc.	6,400	205
KB Home	13,000	205
Sanderson Farms Inc.	2,400	202
* Boston Beer Co. Inc. Class A	800	199
* Select Comfort Corp.	6,800	175
B&G Foods Inc.	5,800	171
* Meritage Homes Corp.	4,600	169
HNI Corp.	3,600	168
* Gentherm Inc.	4,000	167
* Caesarstone Sdot-Yam Ltd.	2,900	162
Universal Corp.	3,600	160
Dean Foods Co.	9,950	146
Cosan Ltd.	13,600	144
* American Axle & Manufacturing Holdings Inc.	7,200	139
* Dorman Products Inc.	3,000	139
* G-III Apparel Group Ltd.	1,700	135
Cal-Maine Foods Inc.	1,500	132
MDC Holdings Inc.	5,300	129
La-Z-Boy Inc.	5,100	117
* Adecoagro SA	12,200	111
* Tumi Holdings Inc.	5,300	110
Coty Inc. Class A	6,600	110
* Seaboard Corp.	35	108
Interface Inc. Class A	6,700	107
Schweitzer-Mauduit International Inc.	2,400	103
* TiVo Inc.	7,900	103
J&J Snack Foods Corp.	1,000	103
* Crocs Inc.	8,500	99
* ACCO Brands Corp.	11,942	98
Drew Industries Inc.	1,900	91
* Diamond Foods Inc.	2,900	87
Oxford Industries Inc.	1,400	86
* USANA Health Sciences Inc.	700	80
Columbia Sportswear Co.	2,000	77
* Blount International Inc.	5,000	77
* Winnebago Industries Inc.	3,500	74
* Modine Manufacturing Co.	5,400	69
* Federal-Mogul Holdings Corp.	4,100	64
Briggs & Stratton Corp.	3,100	63
* Chiquita Brands International Inc.	4,200	61
Knoll Inc.	3,000	60
Ethan Allen Interiors Inc.	2,000	57
Callaway Golf Co.	6,900	54
* Vera Bradley Inc.	1,800	41
* Elizabeth Arden Inc.	2,500	41
Titan International Inc.	3,700	39
* SodaStream International Ltd.	1,700	37
* Quiksilver Inc.	10,600	19
		296,555
Consumer Services (6.5%)
Walt Disney Co.	233,764	21,361
Home Depot Inc.	183,775	17,922

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
Wal-Mart Stores Inc.	220,240	16,798
* Amazon.com Inc.	50,718	15,492
Comcast Corp. Class A	252,680	13,986
CVS Health Corp.	156,700	13,446
McDonald's Corp.	133,736	12,535
Time Warner Inc.	116,411	9,251
* Priceline Group Inc.	6,973	8,411
* eBay Inc.	151,960	7,978
Costco Wholesale Corp.	59,170	7,891
Lowe's Cos. Inc.	136,427	7,804
Walgreen Co.	120,234	7,721
Starbucks Corp.	97,082	7,336
* DIRECTV	73,463	6,376
McKesson Corp.	31,030	6,312
Twenty-First Century Fox Inc. Class A	174,692	6,023
TJX Cos. Inc.	93,782	5,938
Time Warner Cable Inc.	36,822	5,421
Target Corp.	86,097	5,323
Comcast Corp.	95,754	5,280
Yum! Brands Inc.	59,100	4,245
Viacom Inc. Class B	57,204	4,158
CBS Corp. Class B	67,298	3,649
Cardinal Health Inc.	43,865	3,443
* Liberty Global plc	76,567	3,405
Las Vegas Sands Corp.	54,657	3,403
Kroger Co.	60,446	3,367
* AutoZone Inc.	5,789	3,204
Macy's Inc.	52,738	3,049
* Netflix Inc.	7,707	3,027
Sysco Corp.	73,229	2,822
* Chipotle Mexican Grill Inc. Class A	4,119	2,628
Twenty-First Century Fox Inc.	79,215	2,628
AmerisourceBergen Corp. Class A	29,612	2,529
Wynn Resorts Ltd.	12,791	2,430
L Brands Inc.	33,354	2,405
* Dollar General Corp.	37,981	2,380
* O'Reilly Automotive Inc.	13,201	2,322
Ross Stores Inc.	28,010	2,261
Omnicom Group Inc.	31,246	2,245
Carnival Corp.	55,340	2,222
Marriott International Inc. Class A	27,838	2,109
* CarMax Inc.	34,414	1,924
Starwood Hotels & Resorts Worldwide Inc.	25,040	1,920
Kohl's Corp.	35,168	1,907
Tiffany & Co.	19,681	1,892
* DISH Network Corp. Class A	28,810	1,834
Southwest Airlines Co.	52,615	1,814
* Bed Bath & Beyond Inc.	26,200	1,764
Whole Foods Market Inc.	44,528	1,751
Nordstrom Inc.	23,675	1,719
Nielsen NV	40,220	1,709
Safeway Inc.	46,288	1,614
* Dollar Tree Inc.	26,168	1,585
Delta Air Lines Inc.	38,365	1,543
* Liberty Interactive Corp. Class A	58,966	1,541
* Discovery Communications Inc.	43,747	1,531
* Charter Communications Inc. Class A	9,214	1,459
Best Buy Co. Inc.	40,472	1,382
Expedia Inc.	15,968	1,357
Royal Caribbean Cruises Ltd.	19,907	1,353
Advance Auto Parts Inc.	9,100	1,337
* Hertz Global Holdings Inc.	60,305	1,322
Signet Jewelers Ltd.	10,600	1,272
* Sirius XM Holdings Inc.	367,140	1,259

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
Gap Inc.	33,209	1,258
* TripAdvisor Inc.	13,468	1,194
Service Corp. International	54,000	1,181
Darden Restaurants Inc.	22,399	1,160
Staples Inc.	91,201	1,156
* Liberty Global plc Class A	25,317	1,151
* IHS Inc. Class A	8,711	1,141
Wyndham Worldwide Corp.	14,598	1,134
* Liberty Media Corp.	22,974	1,101
* MGM Resorts International	46,402	1,079
H&R Block Inc.	32,775	1,059
* Hilton Worldwide Holdings Inc.	41,896	1,057
Interpublic Group of Cos. Inc.	52,607	1,020
Graham Holdings Co. Class B	1,279	1,002
Tractor Supply Co.	13,600	996
* Ulta Salon Cosmetics & Fragrance Inc.	8,100	979
Family Dollar Stores Inc.	12,243	959
PetSmart Inc.	13,178	953
Foot Locker Inc.	16,533	926
Gannett Co. Inc.	28,477	897
American Airlines Group Inc.	21,166	875
* United Continental Holdings Inc.	15,300	808
Scripps Networks Interactive Inc. Class A	9,965	770
* News Corp. Class A	47,970	743
Omnicare Inc.	11,008	733
* Liberty Media Corp. Class A	14,987	720
* Avis Budget Group Inc.	12,700	708
* JetBlue Airways Corp.	56,700	654
GameStop Corp. Class A	14,816	634
Alaska Air Group Inc.	11,400	607
Williams-Sonoma Inc.	9,300	605
FactSet Research Systems Inc.	4,600	605
Jack in the Box Inc.	8,300	590
Abercrombie & Fitch Co.	17,564	588
New York Times Co. Class A	45,200	580
* Madison Square Garden Co. Class A	7,500	568
* Apollo Education Group Inc.	19,375	555
* Live Nation Entertainment Inc.	20,900	543
* Starz	16,987	525
Domino's Pizza Inc.	5,900	524
* Sally Beauty Holdings Inc.	17,800	522
GNC Holdings Inc. Class A	12,400	515
International Game Technology	31,305	513
Dun & Bradstreet Corp.	4,130	507
Six Flags Entertainment Corp.	12,300	496
* Discovery Communications Inc. Class A	13,741	486
* Rite Aid Corp.	92,400	485
* Panera Bread Co. Class A	3,000	485
* Norwegian Cruise Line Holdings Ltd.	12,361	482
* AMC Networks Inc. Class A	7,934	481
* Groupon Inc. Class A	65,800	481
Dunkin' Brands Group Inc.	10,218	465
Dick's Sporting Goods Inc.	10,100	458
* Yelp Inc. Class A	7,600	456
* Hyatt Hotels Corp. Class A	7,700	456
KAR Auction Services Inc.	14,504	440
CBS Outdoor Americas Inc.	14,100	429
MercadoLibre Inc.	3,100	422
Lamar Advertising Co. Class A	8,127	420
* Pandora Media Inc.	21,300	411
* Sprouts Farmers Market Inc.	13,831	403
^ Burger King Worldwide Inc.	12,300	402
* Urban Outfitters Inc.	13,217	401
Cinemark Holdings Inc.	11,200	396

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
Vail Resorts Inc.	4,500	389
Cablevision Systems Corp. Class A	20,440	381
Brinker International Inc.	7,000	375
* Copart Inc.	10,900	364
* VCA Inc.	7,900	360
Cracker Barrel Old Country Store Inc.	3,100	358
Lions Gate Entertainment Corp.	10,700	354
* JC Penney Co. Inc.	45,434	346
Casey's General Stores Inc.	4,200	344
* United Natural Foods Inc.	5,000	340
Dillard's Inc. Class A	3,200	338
* Bally Technologies Inc.	4,200	338
* Office Depot Inc.	63,367	331
* AutoNation Inc.	5,766	330
Big Lots Inc.	7,200	329
* Buffalo Wild Wings Inc.	2,200	328
AMERCO	1,146	311
CST Brands Inc.	8,023	307
* Time Inc.	13,502	305
HSN Inc.	4,600	304
Choice Hotels International Inc.	5,600	300
* Restoration Hardware Holdings Inc.	3,700	297
American Eagle Outfitters Inc.	23,043	297
* Grand Canyon Education Inc.	5,900	283
Cato Corp. Class A	7,800	278
Sotheby's	7,000	278
* HomeAway Inc.	7,700	269
Bob Evans Farms Inc.	5,500	269
* News Corp. Class B	17,840	268
DeVry Education Group Inc.	5,500	266
Weis Markets Inc.	5,900	263
Hillenbrand Inc.	7,900	263
DSW Inc. Class A	8,820	262
Men's Wearhouse Inc.	5,500	259
* Life Time Fitness Inc.	4,600	257
* SolarCity Corp.	4,200	249
John Wiley & Sons Inc. Class A	4,200	245
Penske Automotive Group Inc.	5,400	244
Wendy's Co.	30,328	243
Aramark	8,700	243
* Cabela's Inc.	5,000	240
* Conversant Inc.	6,800	240
Group 1 Automotive Inc.	2,800	239
* Murphy USA Inc.	4,130	237
Copa Holdings SA Class A	2,000	234
Rollins Inc.	7,300	233
* Burlington Stores Inc.	5,516	231
* Asbury Automotive Group Inc.	3,300	231
Sinclair Broadcast Group Inc. Class A	7,800	227
Lithia Motors Inc. Class A	2,900	225
* Ascena Retail Group Inc.	17,600	219
Meredith Corp.	4,200	219
* SUPERVALU Inc.	25,297	218
Aaron's Inc.	8,800	218
* Lumber Liquidators Holdings Inc.	4,000	215
* Genesco Inc.	2,800	215
Chico's FAS Inc.	14,200	214
* Shutterfly Inc.	5,100	213
* Five Below Inc.	5,200	207
Dolby Laboratories Inc. Class A	4,900	205
Rent-A-Center Inc.	6,600	204
* Sears Holdings Corp.	5,794	202
Morningstar Inc.	2,800	191
Guess? Inc.	8,600	191

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
* ANN Inc.	4,900	188
PriceSmart Inc.	2,100	187
Chemed Corp.	1,800	186
* Constant Contact Inc.	5,200	184
* FTD Cos. Inc.	5,200	183
Papa John's International Inc.	3,900	182
* DreamWorks Animation SKG Inc. Class A	8,100	180
Regal Entertainment Group Class A	8,100	179
Cheesecake Factory Inc.	3,900	179
Monro Muffler Brake Inc.	3,200	171
Extended Stay America Inc.	7,375	170
* Bloomin' Brands Inc.	8,900	168
* Acxiom Corp.	8,900	168
* Rush Enterprises Inc. Class A	4,400	168
Matthews International Corp. Class A	3,619	167
Interval Leisure Group Inc.	7,900	166
* Fresh Market Inc.	4,500	165
Regis Corp.	9,500	161
DineEquity Inc.	1,800	160
* Bright Horizons Family Solutions Inc.	3,545	158
* Express Inc.	10,400	156
Arcos Dorados Holdings Inc. Class A	24,600	152
* Pinnacle Entertainment Inc.	5,900	151
* Hibbett Sports Inc.	3,300	150
* WebMD Health Corp.	3,500	149
* comScore Inc.	3,500	147
Pier 1 Imports Inc.	11,200	144
SeaWorld Entertainment Inc.	7,500	144
* Fiesta Restaurant Group Inc.	2,600	143
* Beacon Roofing Supply Inc.	5,100	141
Nexstar Broadcasting Group Inc. Class A	3,100	140
* Caesars Entertainment Corp.	11,200	137
* BJ's Restaurants Inc.	3,100	136
* Media General Inc.	9,100	136
* Orbitz Worldwide Inc.	16,300	135
* Biglari Holdings Inc.	380	133
* Spirit Airlines Inc.	1,800	132
Marriott Vacations Worldwide Corp.	1,763	122
Brown Shoe Co. Inc.	4,500	120
Sonic Automotive Inc. Class A	4,700	117
Finish Line Inc. Class A	4,300	114
* Belmond Ltd. Class A	9,600	110
Texas Roadhouse Inc. Class A	3,800	110
* Zumiez Inc.	3,200	107
* Barnes & Noble Inc.	4,800	105
* Vitamin Shoppe Inc.	2,200	103
SpartanNash Co.	4,600	103
* Sonic Corp.	4,000	101
* Krispy Kreme Doughnuts Inc.	5,300	100
* RetailMeNot Inc.	4,700	99
National CineMedia Inc.	6,000	95
Buckle Inc.	1,900	94
* Bankrate Inc.	8,600	93
* Ruby Tuesday Inc.	11,600	89
New Media Investment Group Inc.	4,598	88
* Boyd Gaming Corp.	7,500	87
* Conn's Inc.	2,700	84
* Ascent Capital Group Inc. Class A	1,300	84
Children's Place Inc.	1,600	79
* Cumulus Media Inc. Class A	19,700	76
Churchill Downs Inc.	700	71
Capella Education Co.	1,000	71
* Penn National Gaming Inc.	5,200	68
Allegiant Travel Co. Class A	500	67

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
* Strayer Education Inc.	900	66
* Clean Energy Fuels Corp.	8,600	63
* Lands' End Inc.	1,291	61
* Scientific Games Corp. Class A	5,200	61
Scholastic Corp.	1,700	59
* Red Robin Gourmet Burgers Inc.	1,000	55
CTC Media Inc.	8,000	51
International Speedway Corp. Class A	1,600	50
* Liquidity Services Inc.	3,900	50
* Steiner Leisure Ltd.	1,120	47
Stein Mart Inc.	3,500	47
Stage Stores Inc.	2,700	46
* Weight Watchers International Inc.	1,711	45
Fred's Inc. Class A	2,600	41
* American Public Education Inc.	1,300	40
* Pep Boys-Manny Moe & Jack	3,900	37
* Francesca's Holdings Corp.	2,900	35
* K12 Inc.	2,600	32
* ITT Educational Services Inc.	2,300	23
* Central European Media Enterprises Ltd. Class A	8,100	20
		381,490
Financials (9.5%)
Wells Fargo & Co.	708,286	37,603
JPMorgan Chase & Co.	511,679	30,946
Bank of America Corp.	1,436,590	24,652
Citigroup Inc.	413,499	22,135
* Berkshire Hathaway Inc. Class B	149,229	20,916
Visa Inc. Class A	67,643	16,331
* Berkshire Hathaway Inc. Class A	68	14,280
American Express Co.	130,323	11,723
MasterCard Inc. Class A	137,150	11,486
Goldman Sachs Group Inc.	55,610	10,565
US Bancorp	242,403	10,326
American International Group Inc.	191,497	10,258
Morgan Stanley	209,516	7,323
Simon Property Group Inc.	40,025	7,173
MetLife Inc.	121,915	6,613
PNC Financial Services Group Inc.	72,154	6,233
Bank of New York Mellon Corp.	151,624	5,871
BlackRock Inc.	16,668	5,686
Capital One Financial Corp.	65,941	5,458
Prudential Financial Inc.	61,307	5,428
American Tower Corporation	53,094	5,177
Travelers Cos. Inc.	46,069	4,644
ACE Ltd.	42,451	4,640
State Street Corp.	57,071	4,307
Charles Schwab Corp.	149,486	4,286
Discover Financial Services	61,337	3,912
Marsh & McLennan Cos. Inc.	68,725	3,737
Allstate Corp.	56,175	3,643
CME Group Inc.	43,009	3,605
BB&T Corp.	95,069	3,601
Aflac Inc.	59,345	3,545
Crown Castle International Corp.	43,888	3,429
Aon plc	38,257	3,290
Public Storage	17,783	3,278
Intercontinental Exchange Inc.	15,499	3,228
Equity Residential	45,797	3,186
McGraw Hill Financial Inc.	35,127	3,178
Chubb Corp.	30,425	3,023
Ameriprise Financial Inc.	23,688	2,989
Franklin Resources Inc.	53,196	2,958
Hartford Financial Services Group Inc.	71,780	2,841
Health Care REIT Inc.	39,620	2,817

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
Principal Financial Group Inc.	52,425	2,745
Loews Corp.	62,487	2,724
SunTrust Banks Inc.	68,826	2,694
Moody's Corp.	27,003	2,680
T. Rowe Price Group Inc.	32,308	2,652
HCP Inc.	59,127	2,600
AvalonBay Communities Inc.	16,665	2,597
Prologis Inc.	62,053	2,585
Ventas Inc.	37,395	2,562
Lincoln National Corp.	44,688	2,447
Boston Properties Inc.	18,501	2,345
Fifth Third Bancorp	114,014	2,279
Weyerhaeuser Co.	67,025	2,269
Vornado Realty Trust	19,349	2,118
Host Hotels & Resorts Inc.	90,032	2,099
Invesco Ltd.	51,748	2,094
New York Community Bancorp Inc.	127,010	2,026
Kilroy Realty Corp.	29,742	2,015
Northern Trust Corp.	30,321	2,010
KeyCorp	151,977	2,006
M&T Bank Corp.	15,500	1,894
Comerica Inc.	39,030	1,863
Regions Financial Corp.	181,566	1,803
Western Union Co.	104,335	1,770
Progressive Corp.	66,817	1,765
Acadia Realty Trust	56,000	1,747
Hudson City Bancorp Inc.	166,491	1,607
FNF Group	53,202	1,588
EastGroup Properties Inc.	22,900	1,577
Legg Mason Inc.	28,899	1,503
Essex Property Trust Inc.	7,318	1,476
BOK Financial Corp.	21,300	1,460
General Growth Properties Inc.	56,343	1,460
Navient Corp.	71,951	1,423
* Affiliated Managers Group Inc.	6,883	1,375
Annaly Capital Management Inc.	117,095	1,336
Brown & Brown Inc.	40,448	1,289
Eaton Vance Corp.	34,600	1,274
Extra Space Storage Inc.	21,900	1,274
ProAssurance Corp.	27,128	1,269
Ramco-Gershenson Properties Trust	70,100	1,225
CIT Group Inc.	24,600	1,204
Sun Communities Inc.	20,400	1,183
Realty Income Corp.	25,475	1,173
Valley National Bancorp	115,584	1,154
Post Properties Inc.	20,180	1,129
TCF Financial Corp.	72,500	1,120
Kimco Realty Corp.	44,626	1,113
Equifax Inc.	14,597	1,106
SL Green Realty Corp.	9,459	1,094
Unum Group	32,603	1,091
American Realty Capital Properties Inc.	122,378	1,085
Universal Health Realty Income Trust	22,300	1,080
Digital Realty Trust Inc.	15,611	1,077
Macerich Co.	15,021	1,059
XL Group plc Class A	30,951	1,049
Washington REIT	35,800	1,012
* Markel Corp.	1,445	998
* CBRE Group Inc. Class A	30,998	992
Saul Centers Inc.	17,800	978
Apartment Investment & Management Co. Class A	26,901	963
Huntington Bancshares Inc.	96,381	955
American Capital Agency Corp.	41,394	941
Everest Re Group Ltd.	5,446	929

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
* Genworth Financial Inc. Class A	65,274	913
TD Ameritrade Holding Corp.	27,031	912
LTC Properties Inc.	21,700	910
Arthur J Gallagher & Co.	18,742	894
Federal Realty Investment Trust	6,750	890
Glimcher Realty Trust	64,700	888
Medical Properties Trust Inc.	65,456	883
* Signature Bank	7,200	872
Plum Creek Timber Co. Inc.	20,783	852
Westamerica Bancorporation	17,100	844
Willis Group Holdings plc	20,761	841
Tompkins Financial Corp.	16,600	833
Corporate Office Properties Trust	30,400	831
Voya Financial Inc.	21,017	825
* Alleghany Corp.	1,847	821
Investors Real Estate Trust	97,300	817
* E*TRADE Financial Corp.	36,200	807
* Arch Capital Group Ltd.	14,210	800
UDR Inc.	26,287	795
American Equity Investment Life Holding Co.	30,400	785
First Republic Bank	15,197	774
Cincinnati Financial Corp.	15,171	766
Zions Bancorporation	25,996	753
CBL & Associates Properties Inc.	39,000	746
* Realogy Holdings Corp.	18,190	746
* Navigators Group Inc.	10,900	742
Torchmark Corp.	13,825	732
* Howard Hughes Corp.	4,900	722
Safety Insurance Group Inc.	11,500	717
NASDAQ OMX Group Inc.	16,400	709
MSCI Inc. Class A	14,800	691
SLM Corp.	71,951	687
Camden Property Trust	8,948	686
Protective Life Corp.	9,800	683
Brookline Bancorp Inc.	70,800	679
* SVB Financial Group	6,060	679
Jones Lang LaSalle Inc.	5,000	676
WP Carey Inc.	9,943	673
East West Bancorp Inc.	18,000	662
CBOE Holdings Inc.	10,900	642
* Hilltop Holdings Inc.	29,060	640
* MGIC Investment Corp.	70,700	631
Raymond James Financial Inc.	11,200	629
PartnerRe Ltd.	5,424	628
Invesco Mortgage Capital Inc.	37,400	619
Reinsurance Group of America Inc. Class A	7,300	615
* Liberty Ventures Class A	17,153	602
WR Berkley Corp.	11,676	602
Capstead Mortgage Corp.	47,000	597
Inland Real Estate Corp.	56,275	597
Axis Capital Holdings Ltd.	12,362	595
Duke Realty Corp.	31,052	589
Cullen/Frost Bankers Inc.	7,200	582
Starwood Property Trust Inc.	25,705	580
Mack-Cali Realty Corp.	30,800	577
Lazard Ltd. Class A	11,600	571
SEI Investments Co.	14,617	565
BGC Partners Inc. Class A	63,859	542
Mid-America Apartment Communities Inc.	7,444	526
Geo Group Inc.	13,132	524
Rayonier Inc.	15,600	522
Alexandria Real Estate Equities Inc.	6,171	512
Assurant Inc.	7,438	507
Liberty Property Trust	14,298	497

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
* Portfolio Recovery Associates Inc.	7,800	493
RLJ Lodging Trust	15,200	490
PacWest Bancorp	11,479	490
Montpelier Re Holdings Ltd.	14,700	487
Waddell & Reed Financial Inc. Class A	10,100	482
Omega Healthcare Investors Inc.	12,400	473
Taubman Centers Inc.	6,113	465
CNO Financial Group Inc.	25,600	464
DDR Corp.	25,500	463
NorthStar Realty Finance Corp.	24,848	462
National Retail Properties Inc.	12,105	461
* Synchrony Financial	17,047	461
Regency Centers Corp.	7,586	460
Umpqua Holdings Corp.	26,066	459
RenaissanceRe Holdings Ltd.	4,424	457
Hospitality Properties Trust	15,068	446
Redwood Trust Inc.	23,740	446
Stock Yards Bancorp Inc.	13,400	446
Senior Housing Properties Trust	19,659	444
Prosperity Bancshares Inc.	7,300	441
Commerce Bancshares Inc.	9,572	433
City National Corp.	5,457	430
Assured Guaranty Ltd.	18,500	427
Old Republic International Corp.	28,867	426
Spirit Realty Capital Inc.	35,599	424
Hanover Insurance Group Inc.	6,300	422
Corrections Corp. of America	11,407	420
MarketAxess Holdings Inc.	6,400	414
Allied World Assurance Co. Holdings AG	10,800	410
* Ocwen Financial Corp.	17,400	410
LaSalle Hotel Properties	10,300	404
First Niagara Financial Group Inc.	53,700	402
* NorthStar Asset Management Group Inc.	22,048	400
American Campus Communities Inc.	10,100	397
* Equity Commonwealth	14,500	387
* Strategic Hotels & Resorts Inc.	29,824	383
FirstMerit Corp.	20,258	372
HCC Insurance Holdings Inc.	7,100	371
* Zillow Inc. Class A	3,400	370
Two Harbors Investment Corp.	36,400	369
Community Trust Bancorp Inc.	10,230	368
Retail Properties of America Inc.	22,900	359
Brandywine Realty Trust	22,964	354
Synovus Financial Corp.	13,885	352
First American Financial Corp.	11,600	352
People's United Financial Inc.	24,024	351
Aspen Insurance Holdings Ltd.	8,000	349
Home Properties Inc.	5,400	347
Washington Prime Group Inc.	19,575	345
LPL Financial Holdings Inc.	8,300	344
Cousins Properties Inc.	26,290	342
American Homes 4 Rent Class A	19,507	342
BioMed Realty Trust Inc.	15,697	341
Urstadt Biddle Properties Inc. Class A	15,610	338
Federated Investors Inc. Class B	10,779	337
American Financial Group Inc.	5,600	335
* Popular Inc.	10,498	335
Associated Banc-Corp	17,500	329
Investors Bancorp Inc.	29,931	322
BankUnited Inc.	10,701	320
Columbia Property Trust Inc.	12,600	318
Validus Holdings Ltd.	7,965	317
Gaming and Leisure Properties Inc.	10,064	315
Symetra Financial Corp.	13,200	313

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
Ryman Hospitality Properties Inc.	6,337	313
American National Insurance Co.	2,700	308
Weingarten Realty Investors	8,400	305
Equity LifeStyle Properties Inc.	6,200	304
Washington Federal Inc.	13,900	303
Chimera Investment Corp.	96,200	300
Douglas Emmett Inc.	10,600	298
Janus Capital Group Inc.	19,742	296
Radian Group Inc.	17,500	295
First Horizon National Corp.	22,781	293
Sunstone Hotel Investors Inc.	19,084	292
* Liberty TripAdvisor Holdings Inc. Class A	9,167	289
* Texas Capital Bancshares Inc.	4,500	275
EPR Properties	4,900	275
* Forest City Enterprises Inc. Class A	13,127	274
MFA Financial Inc.	32,400	272
* Stifel Financial Corp.	5,700	271
DCT Industrial Trust Inc.	31,300	268
StanCorp Financial Group Inc.	3,800	264
PS Business Parks Inc.	3,100	261
Pebblebrook Hotel Trust	6,100	260
Endurance Specialty Holdings Ltd.	4,400	255
Piedmont Office Realty Trust Inc. Class A	13,100	255
* Blackhawk Network Holdings Inc. Class B	7,588	253
Brixmor Property Group Inc.	10,366	253
PrivateBancorp Inc.	7,800	252
First Citizens BancShares Inc. Class A	1,000	251
Healthcare Trust of America Inc. Class A	19,500	250
Webster Financial Corp.	7,800	244
UMB Financial Corp.	4,100	244
* Enstar Group Ltd.	1,632	242
Hancock Holding Co.	6,800	239
Sovran Self Storage Inc.	2,800	238
Fulton Financial Corp.	20,000	238
CubeSmart	11,200	236
Financial Engines Inc.	5,900	235
United Bankshares Inc.	6,802	233
Bank of the Ozarks Inc.	6,600	233
Platinum Underwriters Holdings Ltd.	3,700	232
Santander Consumer USA Holdings Inc.	12,500	231
First Financial Bankshares Inc.	7,200	229
DiamondRock Hospitality Co.	15,900	228
Northwest Bancshares Inc.	17,400	223
Bank of Hawaii Corp.	3,800	222
MB Financial Inc.	7,000	221
Primerica Inc.	4,300	220
* eHealth Inc.	8,600	215
Highwoods Properties Inc.	5,000	214
Kemper Corp.	5,700	210
Community Bank System Inc.	5,500	210
Healthcare Realty Trust Inc.	7,900	209
Wintrust Financial Corp.	4,500	208
STAG Industrial Inc.	8,508	208
Parkway Properties Inc.	10,346	207
BancorpSouth Inc.	9,000	207
Government Properties Income Trust	9,019	206
Blackstone Mortgage Trust Inc. Class A	7,333	205
Sabra Health Care REIT Inc.	7,139	204
Tanger Factory Outlet Centers Inc.	5,700	204
Capitol Federal Financial Inc.	15,700	201
* St. Joe Co.	10,479	201
Iberiabank Corp.	2,900	200
* Newcastle Investment Corp.	8,251	199
Alexander & Baldwin Inc.	4,900	196

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
Glacier Bancorp Inc.	6,800	195
* FNFV Group	14,499	195
Cathay General Bancorp	7,300	193
* MBIA Inc.	19,700	192
DuPont Fabros Technology Inc.	6,200	192
Lexington Realty Trust	17,500	192
National Health Investors Inc.	2,900	191
Home BancShares Inc.	5,900	188
* Harbinger Group Inc.	14,225	187
* First Cash Financial Services Inc.	3,100	183
Susquehanna Bancshares Inc.	18,200	179
FNB Corp.	13,500	173
Hatteras Financial Corp.	9,000	171
Evercore Partners Inc. Class A	3,300	171
Colony Financial Inc.	7,664	171
First Industrial Realty Trust Inc.	8,651	169
CVB Financial Corp.	10,300	163
CYS Investments Inc.	18,200	163
FelCor Lodging Trust Inc.	15,100	162
^ AmTrust Financial Services Inc.	3,610	162
International Bancshares Corp.	5,700	162
Virtus Investment Partners Inc.	900	161
Park National Corp.	1,900	160
* Western Alliance Bancorp	6,000	160
* Move Inc.	7,600	159
* New Residential Investment Corp.	12,800	158
Trustmark Corp.	6,500	158
Hudson Pacific Properties Inc.	5,774	158
Kennedy-Wilson Holdings Inc.	5,800	157
* Green Dot Corp. Class A	6,500	155
Potlatch Corp.	3,500	154
* Trulia Inc.	3,300	154
* Forestar Group Inc.	8,500	148
Chambers Street Properties	17,800	146
CNA Financial Corp.	3,700	145
Interactive Brokers Group Inc.	5,600	145
PennyMac Mortgage Investment Trust	6,500	140
Pinnacle Financial Partners Inc.	3,500	137
Altisource Residential Corp.	5,900	137
Artisan Partners Asset Management Inc. Class A	2,800	136
Mercury General Corp.	2,555	136
Greenhill & Co. Inc.	3,000	135
TFS Financial Corp.	8,900	133
Independent Bank Corp.	3,200	131
* Credit Acceptance Corp.	883	130
United Fire Group Inc.	4,000	130
* World Acceptance Corp.	1,800	129
South State Corp.	2,100	127
HFF Inc. Class A	4,000	126
WesBanco Inc.	3,600	124
Pennsylvania REIT	5,714	122
Old National Bancorp	8,300	121
* WisdomTree Investments Inc.	8,100	119
First Financial Bancorp	6,800	119
RLI Corp.	2,400	119
Selective Insurance Group Inc.	4,600	119
NBT Bancorp Inc.	4,600	118
Chemical Financial Corp.	3,900	116
Cash America International Inc.	2,300	113
* KCG Holdings Inc. Class A	10,584	113
Horace Mann Educators Corp.	3,700	113
National Penn Bancshares Inc.	10,900	112
* Altisource Portfolio Solutions SA	1,500	112
American Assets Trust Inc.	2,900	111

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
S&T Bancorp Inc.	4,000	110
Select Income REIT	4,459	109
Sterling Bancorp	7,700	108
City Holding Co.	2,400	108
Columbia Banking System Inc.	3,800	106
1st Source Corp.	3,300	103
* Walter Investment Management Corp.	4,500	102
* Beneficial Mutual Bancorp Inc.	7,500	101
Boston Private Financial Holdings Inc.	7,600	100
Chesapeake Lodging Trust	3,000	99
ARMOUR Residential REIT Inc.	25,000	99
Hersha Hospitality Trust Class A	13,200	96
Education Realty Trust Inc.	8,400	95
First Midwest Bancorp Inc.	5,600	94
BBCN Bancorp Inc.	6,400	90
Cohen & Steers Inc.	2,100	90
Alexander's Inc.	200	88
EverBank Financial Corp.	4,600	88
* Encore Capital Group Inc.	1,900	86
* iStar Financial Inc.	5,900	84
Oritani Financial Corp.	5,500	81
Empire State Realty Trust Inc.	5,074	81
Infinity Property & Casualty Corp.	1,100	80
Argo Group International Holdings Ltd.	1,400	78
Rouse Properties Inc.	4,214	77
* Tejon Ranch Co.	2,500	75
Renasant Corp.	2,500	75
Starwood Waypoint Residential Trust	2,821	74
* Piper Jaffray Cos.	1,300	73
Franklin Street Properties Corp.	6,000	72
Employers Holdings Inc.	3,400	69
* Investment Technology Group Inc.	3,800	68
Home Loan Servicing Solutions Ltd.	3,500	67
Cedar Realty Trust Inc.	9,476	65
Simmons First National Corp. Class A	1,500	63
* First BanCorp	12,000	63
* Greenlight Capital Re Ltd. Class A	1,900	62
Ashford Hospitality Trust Inc.	5,400	61
* Nationstar Mortgage Holdings Inc.	1,700	60
Nelnet Inc. Class A	1,200	57
Maiden Holdings Ltd.	4,700	56
OFG Bancorp	3,500	54
First Commonwealth Financial Corp.	5,600	52
Anworth Mortgage Asset Corp.	9,800	51
First Financial Corp.	1,448	50
GAMCO Investors Inc.	600	50
* PICO Holdings Inc.	2,200	49
GFI Group Inc.	8,800	48
* Ezcorp Inc. Class A	3,700	42
* Tejon Ranch Co. Warrants Exp. 8/31/2016	369	1
		553,880
Health Care (6.5%)
Johnson & Johnson	372,981	40,200
Pfizer Inc.	867,674	25,987
* Gilead Sciences Inc.	206,884	23,171
Merck & Co. Inc.	392,252	22,727
Amgen Inc.	103,130	16,726
AbbVie Inc.	215,778	13,693
Bristol-Myers Squibb Co.	223,878	13,027
UnitedHealth Group Inc.	132,379	12,577
* Celgene Corp.	110,068	11,787
* Biogen Idec Inc.	32,145	10,321
Eli Lilly & Co.	142,011	9,420
Medtronic Inc.	130,351	8,885

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
Abbott Laboratories	200,031	8,719
* Actavis plc	35,569	8,634
Allergan Inc.	42,463	8,071
* Express Scripts Holding Co.	102,133	7,846
Thermo Fisher Scientific Inc.	52,661	6,191
Covidien plc	60,900	5,630
Baxter International Inc.	79,434	5,572
* Alexion Pharmaceuticals Inc.	26,545	5,080
WellPoint Inc.	37,005	4,688
* Regeneron Pharmaceuticals Inc.	10,500	4,134
Cigna Corp.	40,436	4,026
Aetna Inc.	47,522	3,921
* Vertex Pharmaceuticals Inc.	34,090	3,840
* Illumina Inc.	19,041	3,667
St. Jude Medical Inc.	51,722	3,319
Becton Dickinson and Co.	25,223	3,246
* HCA Holdings Inc.	44,401	3,110
Stryker Corp.	35,123	3,074
Humana Inc.	20,294	2,818
Perrigo Co. plc	16,863	2,723
* Mylan Inc.	49,639	2,658
* Intuitive Surgical Inc.	5,181	2,569
Zimmer Holdings Inc.	21,543	2,396
Zoetis Inc.	63,808	2,371
* Boston Scientific Corp.	174,572	2,318
* DaVita HealthCare Partners Inc.	26,486	2,068
* Edwards Lifesciences Corp.	16,350	1,977
Cooper Cos. Inc.	9,895	1,622
* BioMarin Pharmaceutical Inc.	18,943	1,563
CR Bard Inc.	9,229	1,513
* CareFusion Corp.	26,158	1,501
* Mallinckrodt plc	14,822	1,366
Universal Health Services Inc. Class B	12,128	1,258
* Salix Pharmaceuticals Ltd.	8,600	1,237
* Endo International plc	18,399	1,231
* Jazz Pharmaceuticals plc	7,200	1,216
Patterson Cos. Inc.	28,107	1,212
* MEDNAX Inc.	19,200	1,199
* Incyte Corp.	17,500	1,174
* Hospira Inc.	21,665	1,163
* Henry Schein Inc.	9,591	1,151
* Laboratory Corp. of America Holdings	10,151	1,109
Quest Diagnostics Inc.	17,374	1,103
* Waters Corp.	9,725	1,078
* Pharmacyclics Inc.	8,100	1,058
* Medivation Inc.	9,700	1,025
* Hologic Inc.	38,300	1,003
* Varian Medical Systems Inc.	11,890	1,000
ResMed Inc.	17,300	903
* Community Health Systems Inc.	15,302	841
* Alkermes plc	16,600	839
* United Therapeutics Corp.	6,400	838
* IDEXX Laboratories Inc.	5,800	822
* Alnylam Pharmaceuticals Inc.	8,600	798
DENTSPLY International Inc.	14,355	729
* Isis Pharmaceuticals Inc.	15,800	728
* Cubist Pharmaceuticals Inc.	9,787	708
West Pharmaceutical Services Inc.	13,800	707
* Tenet Healthcare Corp.	12,150	681
* Puma Biotechnology Inc.	2,600	652
* Centene Corp.	7,000	649
* Brookdale Senior Living Inc.	19,173	646
Teleflex Inc.	5,400	616
* Envision Healthcare Holdings Inc.	15,834	553

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
*	Team Health Holdings Inc.	8,400	525
*	Covance Inc.	6,500	519
*	Seattle Genetics Inc.	12,900	473
*	Sirona Dental Systems Inc.	6,000	471
*	Cepheid	8,800	467
*	Intercept Pharmaceuticals Inc.	1,700	439
	STERIS Corp.	7,100	439
	HealthSouth Corp.	10,520	424
*	Health Net Inc.	8,700	413
*	DexCom Inc.	9,000	405
*	Pacira Pharmaceuticals Inc.	4,300	399
*	Neogen Corp.	9,000	395
*	WellCare Health Plans Inc.	5,700	387
*	Align Technology Inc.	7,300	384
*	Akorn Inc.	8,600	383
*	Acadia Healthcare Co. Inc.	6,000	372
	Techne Corp.	4,000	364
*	PAREXEL International Corp.	6,600	358
*	Alere Inc.	8,800	352
*	LifePoint Hospitals Inc.	5,000	350
*	NPS Pharmaceuticals Inc.	12,700	348
*	Myriad Genetics Inc.	8,500	336
*	HMS Holdings Corp.	13,800	321
*	Insulet Corp.	7,300	315
*	Charles River Laboratories International Inc.	4,600	291
*	Amsurg Corp.	5,242	283
*	Nektar Therapeutics	20,300	280
*	NuVasive Inc.	6,800	278
*	Impax Laboratories Inc.	9,600	278
	Kindred Healthcare Inc.	11,900	259
*	Synageva BioPharma Corp.	3,400	258
*	Prestige Brands Holdings Inc.	7,100	251
*	ACADIA Pharmaceuticals Inc.	9,000	249
*	Bruker Corp.	11,700	243
*	Exact Sciences Corp.	10,000	241
*	Medicines Co.	9,200	233
*	Celldex Therapeutics Inc.	13,800	231
*	OPKO Health Inc.	27,600	230
*	Volcano Corp.	22,455	227
	Healthcare Services Group Inc.	7,500	223
*	Haemonetics Corp.	5,800	219
	Owens & Minor Inc.	6,400	213
	Hill-Rom Holdings Inc.	4,700	209
*	Ironwood Pharmaceuticals Inc. Class A	14,600	205
*	Dyax Corp.	16,300	202
*,^	MannKind Corp.	33,100	199
*	Magellan Health Inc.	3,200	194
*	Bio-Rad Laboratories Inc. Class A	1,700	192
*	Acorda Therapeutics Inc.	5,300	185
*	Keryx Biopharmaceuticals Inc.	10,900	184
*	Air Methods Corp.	3,800	179
	Theravance Inc.	11,200	179
*	Amedisys Inc.	6,600	172
*	Lannett Co. Inc.	3,000	170
*	Auxilium Pharmaceuticals Inc.	5,200	167
*	Thoratec Corp.	6,000	163
	PDL BioPharma Inc.	18,900	161
*	Clovis Oncology Inc.	2,500	149
*	Cyberonics Inc.	2,800	147
*	Molina Healthcare Inc.	2,900	141
*	Bio-Reference Laboratories Inc.	4,400	132
*	ABIOMED Inc.	4,000	131
*	HeartWare International Inc.	1,700	131
*	Integra LifeSciences Holdings Corp.	2,557	131

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
* AMAG Pharmaceuticals Inc.	3,800	125
* Globus Medical Inc.	5,600	124
* Arena Pharmaceuticals Inc.	28,200	123
* Natus Medical Inc.	3,600	122
* Ligand Pharmaceuticals Inc.	2,200	122
* Wright Medical Group Inc.	3,800	120
* Hanger Inc.	5,000	120
* NxStage Medical Inc.	7,600	115
* ARIAD Pharmaceuticals Inc.	19,241	115
* Masimo Corp.	4,500	114
* Halozyme Therapeutics Inc.	11,800	114
* PharMerica Corp.	3,900	112
CONMED Corp.	2,400	101
* Healthways Inc.	6,400	99
Cantel Medical Corp.	2,300	98
Abaxis Inc.	1,800	95
* Infinity Pharmaceuticals Inc.	6,900	94
* Omnicell Inc.	2,800	90
* ImmunoGen Inc.	9,500	88
* ICU Medical Inc.	1,200	85
* Accuray Inc.	12,800	81
Analogic Corp.	1,100	80
* Quintiles Transnational Holdings Inc.	1,300	76
Meridian Bioscience Inc.	4,000	74
* IPC The Hospitalist Co. Inc.	1,700	71
* Quidel Corp.	2,200	63
* Luminex Corp.	3,300	63
* Genomic Health Inc.	1,700	62
* Merit Medical Systems Inc.	4,000	61
* CorVel Corp.	1,600	55
* VIVUS Inc.	15,700	53
* Theravance Biopharma Inc.	2,657	49
* Momenta Pharmaceuticals Inc.	4,200	46
* Aegerion Pharmaceuticals Inc.	2,200	44
* Lexicon Pharmaceuticals Inc.	30,600	44
* Orthofix International NV	1,500	44
* Syneron Medical Ltd.	4,300	40
Invacare Corp.	2,500	39
* Exelixis Inc.	23,018	39
* Dendreon Corp.	7,205	7
		381,795
Industrials (6.5%)
General Electric Co.	1,364,376	35,215
Union Pacific Corp.	121,270	14,122
3M Co.	87,582	13,467
United Technologies Corp.	121,639	13,015
Boeing Co.	88,917	11,107
United Parcel Service Inc. Class B	95,147	9,982
Honeywell International Inc.	102,777	9,879
Caterpillar Inc.	83,936	8,512
Lockheed Martin Corp.	42,105	8,024
Accenture plc Class A	85,145	6,907
General Dynamics Corp.	49,362	6,899
Danaher Corp.	80,160	6,445
Automatic Data Processing Inc.	74,786	6,116
Emerson Electric Co.	95,307	6,105
FedEx Corp.	35,615	5,962
Raytheon Co.	48,969	5,087
Northrop Grumman Corp.	36,614	5,051
Norfolk Southern Corp.	43,671	4,832
CSX Corp.	135,051	4,812
Precision Castparts Corp.	21,055	4,647
Deere & Co.	53,519	4,578
Illinois Tool Works Inc.	48,987	4,460

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
Eaton Corp. plc	63,135	4,318
Cummins Inc.	24,653	3,604
PACCAR Inc.	54,031	3,529
TE Connectivity Ltd.	54,620	3,339
* LinkedIn Corp. Class A	14,380	3,292
Waste Management Inc.	58,845	2,877
Agilent Technologies Inc.	48,419	2,677
Rockwell Automation Inc.	23,370	2,626
* Fiserv Inc.	36,612	2,544
Tyco International Ltd.	59,130	2,538
Ingersoll-Rand plc	40,450	2,533
Parker-Hannifin Corp.	19,911	2,529
Sherwin-Williams Co.	10,440	2,397
Cintas Corp.	32,334	2,368
Fidelity National Information Services Inc.	35,978	2,101
* Alliance Data Systems Corp.	7,178	2,034
Roper Industries Inc.	12,829	2,031
Amphenol Corp. Class A	39,934	2,020
Xerox Corp.	150,682	2,001
WW Grainger Inc.	7,792	1,923
Paychex Inc.	40,625	1,907
Kansas City Southern	14,885	1,828
PerkinElmer Inc.	41,582	1,805
Dover Corp.	22,246	1,767
Pentair plc	25,894	1,736
* Teledyne Technologies Inc.	16,404	1,700
Vulcan Materials Co.	27,530	1,699
AMETEK Inc.	31,993	1,668
MDU Resources Group Inc.	57,576	1,622
Robert Half International Inc.	29,557	1,619
Fastenal Co.	36,480	1,607
Textron Inc.	34,970	1,452
* FleetCor Technologies Inc.	9,321	1,403
L-3 Communications Holdings Inc.	11,095	1,348
Republic Services Inc. Class A	34,778	1,335
CH Robinson Worldwide Inc.	18,736	1,297
Rockwell Collins Inc.	15,258	1,284
Martin Marietta Materials Inc.	10,900	1,274
Fluor Corp.	19,205	1,274
Pall Corp.	13,899	1,271
* Jacobs Engineering Group Inc.	26,747	1,269
Flowserve Corp.	18,566	1,262
AO Smith Corp.	23,600	1,259
* Verisk Analytics Inc. Class A	20,100	1,253
* United Rentals Inc.	11,000	1,211
* Stericycle Inc.	9,231	1,163
Ball Corp.	17,060	1,099
Expeditors International of Washington Inc.	25,395	1,083
Masco Corp.	46,387	1,024
TransDigm Group Inc.	5,400	1,010
* B/E Aerospace Inc.	13,300	990
Joy Global Inc.	18,735	986
Towers Watson & Co. Class A	8,800	971
Rock-Tenn Co. Class A	18,900	967
Sealed Air Corp.	25,735	933
* Sensata Technologies Holding NV	19,085	932
JB Hunt Transport Services Inc.	11,481	916
MeadWestvaco Corp.	20,613	910
* Trimble Navigation Ltd.	33,100	889
* Graphic Packaging Holding Co.	72,780	883
Fortune Brands Home & Security Inc.	19,750	854
Xylem Inc.	22,835	830
* Flextronics International Ltd.	76,825	824
Alliant Techsystems Inc.	7,011	820

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
Trinity Industries Inc.	22,900	818
* Crown Holdings Inc.	17,041	817
* CoreLogic Inc.	25,845	811
Packaging Corp. of America	11,200	807
* Quanta Services Inc.	23,300	794
Iron Mountain Inc.	21,992	793
* Colfax Corp.	14,540	791
Oshkosh Corp.	17,532	785
ADT Corp.	21,871	784
* Mettler-Toledo International Inc.	3,024	782
Hubbell Inc. Class B	6,800	771
Chicago Bridge & Iron Co. NV	14,110	771
Acuity Brands Inc.	5,500	767
Avnet Inc.	17,643	763
Wabtec Corp.	8,700	751
Valspar Corp.	9,042	743
* Old Dominion Freight Line Inc.	10,150	740
Carlisle Cos. Inc.	8,300	738
Owens Corning	22,600	725
* Kirby Corp.	6,500	719
* Spirit AeroSystems Holdings Inc. Class A	18,258	718
* Arrow Electronics Inc.	12,482	710
Manpowergroup Inc.	10,454	698
Donaldson Co. Inc.	16,200	674
Allison Transmission Holdings Inc.	20,423	663
Allegion plc	12,291	653
IDEX Corp.	8,400	629
* CoStar Group Inc.	3,900	628
* Genesee & Wyoming Inc. Class A	6,300	606
Total System Services Inc.	17,835	603
Waste Connections Inc.	12,000	599
* Louisiana-Pacific Corp.	40,800	596
* AECOM Technology Corp.	18,100	589
ITT Corp.	12,967	584
* Armstrong World Industries Inc.	11,580	561
* WEX Inc.	4,900	556
FLIR Systems Inc.	16,500	553
Global Payments Inc.	6,700	539
Ryder System Inc.	6,087	539
Lincoln Electric Holdings Inc.	7,400	536
* Vantiv Inc. Class A	17,010	526
Huntington Ingalls Industries Inc.	4,929	522
* Owens-Illinois Inc.	20,150	519
Broadridge Financial Solutions Inc.	11,695	514
Toro Co.	8,200	506
AGCO Corp.	11,400	505
Eagle Materials Inc.	5,700	498
Nordson Corp.	6,400	490
* Zebra Technologies Corp.	6,500	479
Jack Henry & Associates Inc.	7,900	473
Graco Inc.	6,000	471
Babcock & Wilcox Co.	16,050	459
* AerCap Holdings NV	10,565	458
* Hexcel Corp.	10,900	457
Air Lease Corp. Class A	12,400	454
Jabil Circuit Inc.	21,619	453
Kennametal Inc.	11,500	444
Woodward Inc.	8,600	440
Teekay Corp.	7,500	438
SPX Corp.	4,599	436
* Euronet Worldwide Inc.	8,000	429
FEI Co.	5,000	421
MSC Industrial Direct Co. Inc. Class A	5,200	421
Brink's Co.	19,900	418

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
Terex Corp.	14,402	414
Belden Inc.	5,700	406
Regal-Beloit Corp.	5,700	405
Timken Co.	9,400	404
RR Donnelley & Sons Co.	22,960	401
* HD Supply Holdings Inc.	13,800	398
Triumph Group Inc.	5,700	397
Valmont Industries Inc.	2,900	395
Curtiss-Wright Corp.	5,700	395
Lennox International Inc.	4,400	391
Deluxe Corp.	6,400	389
Bemis Co. Inc.	9,860	379
Exelis Inc.	21,035	375
KBR Inc.	19,400	370
AptarGroup Inc.	5,900	367
* Cognex Corp.	9,100	360
* Generac Holdings Inc.	7,800	354
Sonoco Products Co.	8,400	343
* Genpact Ltd.	19,500	342
Landstar System Inc.	4,600	340
* Esterline Technologies Corp.	2,900	340
* XPO Logistics Inc.	8,500	339
Corporate Executive Board Co.	4,600	339
Foster Wheeler AG	10,875	337
* Moog Inc. Class A	4,300	329
* Rexnord Corp.	10,919	323
* WESCO International Inc.	3,900	321
Manitowoc Co. Inc.	15,400	321
MAXIMUS Inc.	6,600	320
Crane Co.	5,100	318
EMCOR Group Inc.	7,200	318
Con-way Inc.	7,300	317
CLARCOR Inc.	4,700	315
EnerSys	5,000	314
World Fuel Services Corp.	7,300	301
* Knowles Corp.	15,373	299
National Instruments Corp.	9,300	295
* Navistar International Corp.	8,300	294
Applied Industrial Technologies Inc.	6,000	293
* Clean Harbors Inc.	5,900	293
* Korn/Ferry International	10,200	285
Mobile Mini Inc.	6,400	281
GATX Corp.	4,400	279
* Sanmina Corp.	11,000	276
* Berry Plastics Group Inc.	10,582	275
* MWI Veterinary Supply Inc.	1,600	271
* WageWorks Inc.	4,500	257
* Vistaprint NV	3,800	254
* Veeco Instruments Inc.	6,900	248
Watsco Inc.	2,400	244
Littelfuse Inc.	2,500	244
* IPG Photonics Corp.	3,300	242
Convergys Corp.	12,000	242
Booz Allen Hamilton Holding Corp. Class A	9,100	240
Anixter International Inc.	2,800	238
* Swift Transportation Co.	9,600	237
* MasTec Inc.	8,200	235
* Outerwall Inc.	3,600	228
* Advisory Board Co.	4,200	225
Silgan Holdings Inc.	4,584	225
Tetra Tech Inc.	8,200	220
Vishay Intertechnology Inc.	16,200	219
Covanta Holding Corp.	9,900	219
* USG Corp.	8,100	218

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
Scorpio Tankers Inc.	24,800	217
AAON Inc.	10,950	215
Actuant Corp. Class A	6,600	209
Greenbrier Cos. Inc.	3,300	206
Harsco Corp.	9,400	204
United Stationers Inc.	4,800	201
* TrueBlue Inc.	8,000	198
* DigitalGlobe Inc.	6,854	196
* NeuStar Inc. Class A	7,300	193
TimkenSteel Corp.	4,700	191
Heartland Payment Systems Inc.	3,600	186
* FTI Consulting Inc.	4,600	186
* Cardtronics Inc.	4,800	184
* Orbital Sciences Corp.	7,000	184
MSA Safety Inc.	3,200	184
* Itron Inc.	4,700	183
Watts Water Technologies Inc. Class A	3,000	182
Methode Electronics Inc.	4,600	181
* Huron Consulting Group Inc.	2,600	181
* PHH Corp.	7,400	175
* ExamWorks Group Inc.	4,300	167
* Rofin-Sinar Technologies Inc.	7,400	166
ABM Industries Inc.	5,900	163
Barnes Group Inc.	4,400	161
Werner Enterprises Inc.	5,800	160
* Universal Display Corp.	5,000	156
TAL International Group Inc.	3,600	155
Otter Tail Corp.	5,000	155
* Trex Co. Inc.	3,600	155
Materion Corp.	3,900	154
Brady Corp. Class A	6,400	153
* Hub Group Inc. Class A	4,200	152
Quanex Building Products Corp.	7,600	152
Mueller Industries Inc.	4,600	149
Hyster-Yale Materials Handling Inc.	1,900	149
* EnPro Industries Inc.	2,300	148
* On Assignment Inc.	5,100	148
Franklin Electric Co. Inc.	3,900	146
* ExlService Holdings Inc.	5,200	146
* UTi Worldwide Inc.	13,300	145
UniFirst Corp.	1,300	145
Forward Air Corp.	3,000	144
* OSI Systems Inc.	2,000	142
Granite Construction Inc.	3,800	140
* TriMas Corp.	4,400	139
* Meritor Inc.	12,100	139
EVERTEC Inc.	6,100	138
Standex International Corp.	1,600	138
Heartland Express Inc.	5,400	136
Knight Transportation Inc.	4,600	135
CIRCOR International Inc.	1,700	128
HEICO Corp.	2,343	127
* Navigant Consulting Inc.	8,200	126
Mueller Water Products Inc. Class A	12,700	125
Tennant Co.	1,700	125
* Hollysys Automation Technologies Ltd.	5,100	125
* Plexus Corp.	3,000	124
Kelly Services Inc. Class A	6,900	122
US Ecology Inc.	2,400	121
G&K Services Inc. Class A	1,900	120
H&E Equipment Services Inc.	3,200	120
MTS Systems Corp.	1,800	119
* Coherent Inc.	1,800	117
Aircastle Ltd.	6,100	116

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
Kaman Corp.	2,700	116
* Rogers Corp.	1,700	116
ManTech International Corp. Class A	4,100	115
* Atlas Air Worldwide Holdings Inc.	3,100	114
John Bean Technologies Corp.	3,800	114
* Tutor Perini Corp.	4,000	112
Raven Industries Inc.	4,400	112
Greif Inc. Class A	2,500	110
Acacia Research Corp.	6,100	110
RBC Bearings Inc.	1,800	109
* Benchmark Electronics Inc.	4,600	109
* II-VI Inc.	8,000	108
* Taser International Inc.	5,600	106
Matson Inc.	3,700	105
* Greatbatch Inc.	2,100	105
Universal Forest Products Inc.	2,100	105
GasLog Ltd.	5,000	104
AZZ Inc.	2,200	103
Seaspan Corp. Class A	5,000	102
* Wesco Aircraft Holdings Inc.	5,600	99
Simpson Manufacturing Co. Inc.	3,000	99
* Aegion Corp. Class A	5,300	97
Powell Industries Inc.	2,100	96
* FARO Technologies Inc.	1,700	95
Ship Finance International Ltd.	5,513	95
Gorman-Rupp Co.	2,900	92
Sturm Ruger & Co. Inc.	2,200	92
Encore Wire Corp.	2,400	91
Textainer Group Holdings Ltd.	2,600	90
Federal Signal Corp.	6,300	89
* Newport Corp.	5,000	89
* GenCorp Inc.	5,200	88
Apogee Enterprises Inc.	2,000	88
ESCO Technologies Inc.	2,300	87
* DryShips Inc.	56,300	83
Schnitzer Steel Industries Inc.	3,500	82
AVX Corp.	5,700	82
Nordic American Tankers Ltd.	9,698	82
General Cable Corp.	5,600	79
^ Lindsay Corp.	900	79
Primoris Services Corp.	2,700	78
* GrafTech International Ltd.	17,600	76
Landauer Inc.	2,100	75
American Science & Engineering Inc.	1,300	72
* Checkpoint Systems Inc.	5,300	70
AAR Corp.	2,600	69
* Diana Shipping Inc.	8,100	68
* ServiceSource International Inc.	17,900	68
Cubic Corp.	1,400	68
* Team Inc.	1,600	67
Viad Corp.	2,600	66
American Railcar Industries Inc.	1,000	66
* Sykes Enterprises Inc.	3,000	65
McGrath RentCorp	1,700	62
Astec Industries Inc.	1,600	61
Daktronics Inc.	4,400	59
Badger Meter Inc.	1,000	57
Insperity Inc.	1,800	57
* Era Group Inc.	2,400	56
Black Box Corp.	2,530	56
CTS Corp.	3,000	55
* DXP Enterprises Inc.	800	53
Albany International Corp.	1,400	53
Resources Connection Inc.	3,400	53

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
	Navios Maritime Holdings Inc.	8,900	52
	Myers Industries Inc.	3,500	52
	Griffon Corp.	4,200	52
	Comfort Systems USA Inc.	3,200	49
*	Monster Worldwide Inc.	12,300	47
*	TeleTech Holdings Inc.	1,700	44
	Park Electrochemical Corp.	1,700	44
*	Aerovironment Inc.	1,400	43
*	TTM Technologies Inc.	6,100	42
*	EnerNOC Inc.	2,600	38
*	Engility Holdings Inc.	673	29
*	Nuverra Environmental Solutions Inc.	1,380	13
			378,558
Oil & Gas (4.3%)
	Exxon Mobil Corp.	579,010	55,996
	Chevron Corp.	258,688	31,030
	Schlumberger Ltd.	176,963	17,459
	ConocoPhillips	165,949	11,973
	Occidental Petroleum Corp.	106,719	9,491
	EOG Resources Inc.	73,274	6,965
	Halliburton Co.	113,581	6,263
	Anadarko Petroleum Corp.	67,480	6,193
	Phillips 66	77,266	6,065
	Williams Cos. Inc.	101,367	5,627
	Apache Corp.	59,030	4,557
	National Oilwell Varco Inc.	56,622	4,113
	Pioneer Natural Resources Co.	19,051	3,602
	Valero Energy Corp.	71,861	3,600
	Marathon Petroleum Corp.	37,972	3,452
	Kinder Morgan Inc.	87,945	3,403
	Devon Energy Corp.	54,680	3,281
	Marathon Oil Corp.	89,848	3,181
	Baker Hughes Inc.	59,255	3,138
	Hess Corp.	36,751	3,117
	Noble Energy Inc.	49,273	2,840
*	Cheniere Energy Inc.	31,477	2,361
*	FMC Technologies Inc.	37,563	2,105
*	Concho Resources Inc.	18,633	2,032
	Chesapeake Energy Corp.	88,464	1,962
	EQT Corp.	19,955	1,877
*	Weatherford International plc	107,503	1,765
*	Cameron International Corp.	28,837	1,717
	Cabot Oil & Gas Corp.	53,282	1,657
	HollyFrontier Corp.	33,806	1,534
	Tesoro Corp.	21,290	1,520
	Range Resources Corp.	22,122	1,513
*	Southwestern Energy Co.	45,952	1,494
	Cimarex Energy Co.	11,141	1,266
*	Continental Resources Inc.	21,812	1,230
	Ensco plc Class A	30,184	1,225
	Helmerich & Payne Inc.	13,100	1,137
	Murphy Oil Corp.	20,823	1,112
	Noble Corp. plc	50,603	1,059
*	Whiting Petroleum Corp.	14,900	912
	OGE Energy Corp.	24,200	902
	Oceaneering International Inc.	12,600	885
	Core Laboratories NV	5,800	809
*	Dresser-Rand Group Inc.	9,800	801
	Energen Corp.	9,400	636
	Nabors Industries Ltd.	33,711	602
*	Newfield Exploration Co.	16,701	545
	QEP Resources Inc.	21,499	539
*	First Solar Inc.	8,970	528
*	Cobalt International Energy Inc.	43,392	508

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
	Denbury Resources Inc.	40,426	501
*	Athlon Energy Inc.	8,500	496
*	WPX Energy Inc.	25,799	493
*	Diamondback Energy Inc.	7,200	493
	Patterson-UTI Energy Inc.	21,359	492
*	Gulfport Energy Corp.	9,700	487
	Superior Energy Services Inc.	17,835	449
	SM Energy Co.	7,900	445
	Targa Resources Corp.	3,300	425
*	Ultra Petroleum Corp.	18,255	416
*	NOW Inc.	13,768	414
	Western Refining Inc.	8,874	405
	Rowan Cos. plc Class A	16,488	400
*	Oasis Petroleum Inc.	13,200	395
*	Rice Energy Inc.	14,844	392
*	Antero Resources Corp.	7,300	383
*	Oil States International Inc.	6,400	382
*	Dril-Quip Inc.	4,200	378
*	Kodiak Oil & Gas Corp.	32,800	354
	Bristow Group Inc.	4,700	347
	SemGroup Corp. Class A	4,500	345
	Diamond Offshore Drilling Inc.	8,818	333
	PBF Energy Inc. Class A	10,799	282
*	Rosetta Resources Inc.	7,400	281
*	InterOil Corp.	4,900	278
*	Helix Energy Solutions Group Inc.	10,400	277
*	Atwood Oceanics Inc.	6,700	272
*	SandRidge Energy Inc.	63,900	249
*	Laredo Petroleum Inc.	13,000	247
*	Carrizo Oil & Gas Inc.	4,600	239
*	MRC Global Inc.	10,900	229
	Exterran Holdings Inc.	5,800	228
*	Unit Corp.	4,700	228
	Tidewater Inc.	6,100	225
	Delek US Holdings Inc.	6,580	223
	CVR Energy Inc.	4,200	204
*	Matador Resources Co.	8,300	201
*	SEACOR Holdings Inc.	2,400	198
*	Chart Industries Inc.	4,200	196
*	Kosmos Energy Ltd.	20,779	194
*	Canadian Solar Inc.	5,900	188
*	SunPower Corp. Class A	5,700	182
*	PDC Energy Inc.	4,100	179
*	Bonanza Creek Energy Inc.	3,900	176
*	C&J Energy Services Inc.	9,100	176
*	Forum Energy Technologies Inc.	6,000	164
	CARBO Ceramics Inc.	3,100	160
*	Stone Energy Corp.	6,456	158
	Civeo Corp.	12,800	156
*	RSP Permian Inc.	6,000	147
*	Pioneer Energy Services Corp.	15,700	144
	Green Plains Inc.	4,000	137
*	Matrix Service Co.	5,000	125
*,^	Halcon Resources Corp.	38,200	119
*	Newpark Resources Inc.	10,100	115
*	Pacific Drilling SA	15,800	115
	Pattern Energy Group Inc. Class A	3,900	112
*	Sanchez Energy Corp.	6,500	111
*	Magnum Hunter Resources Corp.	23,700	110
*	Hornbeck Offshore Services Inc.	3,500	107
	Frank's International NV	6,200	107
*	Flotek Industries Inc.	4,700	104
*	Parker Drilling Co.	23,300	103
	RPC Inc.	6,300	103

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
* McDermott International Inc.	25,277	97
* Key Energy Services Inc.	31,100	95
Energy XXI Bermuda Ltd.	12,200	94
* Clayton Williams Energy Inc.	1,100	91
* Geospace Technologies Corp.	2,900	89
* Basic Energy Services Inc.	6,700	86
Comstock Resources Inc.	7,200	85
* Bill Barrett Corp.	5,600	85
* Paragon Offshore plc	16,853	82
* TETRA Technologies Inc.	8,400	80
* Swift Energy Co.	11,400	78
* Contango Oil & Gas Co.	2,100	77
* Seventy Seven Energy Inc.	5,868	77
* Northern Oil and Gas Inc.	6,600	75
* ION Geophysical Corp.	26,300	74
EXCO Resources Inc.	23,425	71
Gulfmark Offshore Inc.	2,000	60
Ocean Rig UDW Inc.	3,900	54
W&T Offshore Inc.	5,000	45
* Hercules Offshore Inc.	27,200	45
* Rex Energy Corp.	5,300	42
* Goodrich Petroleum Corp.	5,000	41
* EP Energy Corp. Class A	2,700	39
* Approach Resources Inc.	3,900	39
* PHI Inc.	385	17
* Quicksilver Resources Inc.	21,800	12
		250,083
Other (0.0%)[3]
* Leap Wireless International Inc. CVR	5,200	13

Technology (8.1%)
Apple Inc.	814,775	87,996
Microsoft Corp.	1,010,337	47,435
Intel Corp.	679,599	23,113
International Business Machines Corp.	135,884	22,339
* Google Inc. Class A	39,330	22,334
* Google Inc. Class C	37,709	21,082
* Facebook Inc. Class A	273,773	20,530
Oracle Corp.	462,492	18,060
QUALCOMM Inc.	229,311	18,003
Cisco Systems Inc.	701,287	17,161
Hewlett-Packard Co.	254,465	9,130
EMC Corp.	277,207	7,964
Texas Instruments Inc.	142,991	7,101
* Yahoo! Inc.	119,934	5,523
* salesforce.com Inc.	78,928	5,051
* Micron Technology Inc.	144,222	4,772
* Adobe Systems Inc.	67,393	4,726
* Cognizant Technology Solutions Corp. Class A	84,436	4,125
Corning Inc.	177,316	3,623
Applied Materials Inc.	161,582	3,569
Western Digital Corp.	33,862	3,331
SanDisk Corp.	32,415	3,052
Intuit Inc.	34,580	3,043
Broadcom Corp. Class A	72,105	3,020
Avago Technologies Ltd. Class A	33,729	2,909
Seagate Technology plc	45,383	2,851
* Cerner Corp.	39,006	2,471
* Twitter Inc.	56,200	2,331
* NXP Semiconductor NV	33,400	2,293
Symantec Corp.	91,605	2,274
* Autodesk Inc.	37,869	2,179
Analog Devices Inc.	41,421	2,055
Motorola Solutions Inc.	31,710	2,045

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
NetApp Inc.	46,370	1,985
* Citrix Systems Inc.	30,435	1,955
* Check Point Software Technologies Ltd.	25,369	1,884
KLA-Tencor Corp.	21,692	1,717
* Gartner Inc.	21,200	1,711
Juniper Networks Inc.	78,414	1,652
NVIDIA Corp.	82,448	1,611
Lam Research Corp.	20,411	1,589
Xilinx Inc.	35,397	1,574
Altera Corp.	45,187	1,553
Equinix Inc.	7,027	1,468
Skyworks Solutions Inc.	24,700	1,439
* Akamai Technologies Inc.	23,302	1,405
* Red Hat Inc.	23,586	1,390
* F5 Networks Inc.	10,994	1,352
Linear Technology Corp.	29,551	1,266
CA Inc.	41,350	1,202
* Concur Technologies Inc.	9,300	1,193
Computer Sciences Corp.	19,290	1,165
* Workday Inc. Class A	12,045	1,150
* VMware Inc. Class A	13,204	1,103
Maxim Integrated Products Inc.	36,436	1,069
Microchip Technology Inc.	24,730	1,066
Brocade Communications Systems Inc.	94,400	1,013
* VeriSign Inc.	15,766	942
Amdocs Ltd.	18,938	900
* Yandex NV Class A	30,862	883
Harris Corp.	12,338	859
* Teradata Corp.	20,236	856
* ANSYS Inc.	10,755	845
* CDK Global Inc.	24,927	838
* Informatica Corp.	22,000	785
* Synopsys Inc.	17,819	730
Garmin Ltd.	13,136	729
* TIBCO Software Inc.	30,366	710
Marvell Technology Group Ltd.	52,279	703
* Stratasys Ltd.	5,700	686
* Polycom Inc.	50,333	658
* SunEdison Inc.	32,500	634
* NCR Corp.	22,514	623
Pitney Bowes Inc.	24,847	615
* Splunk Inc.	8,598	568
* Cadence Design Systems Inc.	31,565	567
* athenahealth Inc.	4,600	564
* VeriFone Systems Inc.	15,100	563
* Ultimate Software Group Inc.	3,700	557
* Rackspace Hosting Inc.	14,400	552
* NetSuite Inc.	5,019	545
IAC/InterActiveCorp	8,019	543
* 3D Systems Corp.	14,100	533
* Nuance Communications Inc.	34,300	529
* Palo Alto Networks Inc.	5,000	529
* Riverbed Technology Inc.	26,500	503
* RF Micro Devices Inc.	38,500	501
* CommVault Systems Inc.	11,150	494
* PTC Inc.	12,700	485
* ARRIS Group Inc.	15,368	461
Solera Holdings Inc.	8,800	457
* ON Semiconductor Corp.	54,467	452
* Ingram Micro Inc.	16,700	448
* Tyler Technologies Inc.	4,000	448
* Cree Inc.	14,215	447
* Tableau Software Inc. Class A	5,331	440
* Aspen Technology Inc.	11,800	436

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
* TriQuint Semiconductor Inc.	19,900	430
Teradyne Inc.	22,700	418
DST Systems Inc.	4,291	413
* SS&C Technologies Holdings Inc.	8,468	409
* Verint Systems Inc.	7,000	402
* Fortinet Inc.	15,300	399
* AOL Inc.	9,091	396
* ServiceNow Inc.	5,700	387
* Allscripts Healthcare Solutions Inc.	28,000	384
* JDS Uniphase Corp.	28,200	380
* FireEye Inc.	11,100	377
* Manhattan Associates Inc.	9,400	377
* Envestnet Inc.	8,400	373
* Cavium Inc.	7,200	369
* Synaptics Inc.	5,200	356
* Atmel Corp.	46,300	344
* SolarWinds Inc.	7,200	342
Plantronics Inc.	6,600	342
CDW Corp.	10,817	334
* ViaSat Inc.	5,200	326
* Dealertrack Technologies Inc.	6,900	325
* SINA Corp.	7,700	315
* International Rectifier Corp.	7,700	306
* Integrated Device Technology Inc.	18,100	297
Lexmark International Inc. Class A	6,800	293
j2 Global Inc.	5,400	292
* Medidata Solutions Inc.	6,400	289
Leidos Holdings Inc.	7,869	288
* Guidewire Software Inc.	5,600	280
* Demandware Inc.	4,500	270
* Qlik Technologies Inc.	9,300	264
* Microsemi Corp.	10,000	261
* ACI Worldwide Inc.	13,500	260
InterDigital Inc.	5,100	252
* Aruba Networks Inc.	11,300	244
Compuware Corp.	23,822	242
* Infinera Corp.	16,600	241
* Fairchild Semiconductor International Inc. Class A	15,500	238
* Rovi Corp.	11,299	236
* Progress Software Corp.	9,100	236
Diebold Inc.	6,626	235
Mentor Graphics Corp.	11,000	233
* Tech Data Corp.	3,800	227
* Electronics For Imaging Inc.	4,900	224
* Sapient Corp.	12,900	223
* Silicon Laboratories Inc.	4,900	223
* Loral Space & Communications Inc.	2,900	222
* CommScope Holding Co. Inc.	10,200	220
Intersil Corp. Class A	16,500	219
* Cornerstone OnDemand Inc.	6,000	218
* OmniVision Technologies Inc.	8,100	217
* Freescale Semiconductor Ltd.	10,856	216
* EchoStar Corp. Class A	4,600	215
* Ciena Corp.	12,200	204
Power Integrations Inc.	4,000	201
SYNNEX Corp.	2,900	201
Blackbaud Inc.	4,500	200
Fair Isaac Corp.	3,200	199
* Entegris Inc.	14,600	198
Science Applications International Corp.	4,053	198
* CACI International Inc. Class A	2,400	198
* Semtech Corp.	7,500	190
* Advanced Micro Devices Inc.	66,906	187
* PMC-Sierra Inc.	23,700	185

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
*	Syntel Inc.	2,100	182
	Cypress Semiconductor Corp.	18,100	179
	Cogent Communications Holdings Inc.	5,200	176
*	Synchronoss Technologies Inc.	3,400	176
	MKS Instruments Inc.	4,800	175
*	Unisys Corp.	6,800	174
*	NetScout Systems Inc.	4,700	173
*	iGATE Corp.	4,500	167
*	QLogic Corp.	14,100	167
*	Cirrus Logic Inc.	8,500	164
	Forrester Research Inc.	4,000	161
*	MicroStrategy Inc. Class A	1,000	161
*	Finisar Corp.	9,400	157
*	FleetMatics Group plc	4,200	156
*	Sohu.com Inc.	3,200	155
	Monolithic Power Systems Inc.	3,500	155
*	Amkor Technology Inc.	22,600	153
*	InterXion Holding NV	5,600	153
	Advent Software Inc.	4,400	152
	Tessera Technologies Inc.	5,000	152
*	Rambus Inc.	13,100	150
*	ScanSource Inc.	3,900	149
*	BroadSoft Inc.	6,400	147
*,^	InvenSense Inc.	9,000	146
*	MedAssets Inc.	6,700	145
*	RealPage Inc.	7,300	145
	NIC Inc.	7,800	144
*	Diodes Inc.	5,500	142
*	Silicon Image Inc.	26,200	140
*	Spansion Inc. Class A	6,600	136
*	Kulicke & Soffa Industries Inc.	9,400	136
	Micrel Inc.	10,500	127
*	Lattice Semiconductor Corp.	18,600	125
*	Shutterstock Inc.	1,500	117
	Quality Systems Inc.	7,200	109
*	Premier Inc. Class A	3,200	107
*	Dycom Industries Inc.	3,400	107
	ADTRAN Inc.	5,000	106
*	NETGEAR Inc.	3,000	102
*	LogMeIn Inc.	2,100	101
*	Ixia	10,100	97
*	Sonus Networks Inc.	27,039	94
*	Insight Enterprises Inc.	4,100	93
*	Cabot Microelectronics Corp.	1,900	92
*	EPAM Systems Inc.	1,800	86
	Pegasystems Inc.	3,800	82
*	Bottomline Technologies de Inc.	3,200	80
*	Exar Corp.	8,400	80
	CSG Systems International Inc.	2,900	77
	Brooks Automation Inc.	6,200	76
	Computer Programs & Systems Inc.	1,200	76
*	Digital River Inc.	2,900	74
*	Premiere Global Services Inc.	7,000	73
*	Perficient Inc.	4,400	73
	Comtech Telecommunications Corp.	1,800	69
*	Interactive Intelligence Group Inc.	1,400	68
*	Harmonic Inc.	10,000	67
*	Advanced Energy Industries Inc.	3,300	65
*	Blucora Inc.	3,800	64
	Epiq Systems Inc.	4,000	64
*	Marketo Inc.	1,800	58
	Monotype Imaging Holdings Inc.	1,800	52
*	Web.com Group Inc.	2,500	51
*	Ultratech Inc.	2,600	50

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
* Infoblox Inc.	3,000	48
Ebix Inc.	3,200	47
Ubiquiti Networks Inc.	1,300	47
* Comverse Inc.	1,900	41
* Emulex Corp.	6,700	38
* Applied Micro Circuits Corp.	5,600	36
* VirnetX Holding Corp.	5,700	33
* Vectrus Inc.	1,168	29
* Extreme Networks Inc.	6,200	22
* Covisint Corp.	3,341	10
		472,642
Telecommunications (1.1%)
Verizon Communications Inc.	560,490	28,165
AT&T Inc.	709,031	24,703
CenturyLink Inc.	75,558	3,134
* SBA Communications Corp. Class A	15,534	1,745
* Level 3 Communications Inc.	25,700	1,206
* T-Mobile US Inc.	33,888	989
Frontier Communications Corp.	127,802	836
Windstream Holdings Inc.	77,396	811
* tw telecom Inc. Class A	17,700	757
* Sprint Corp.	114,821	681
Telephone & Data Systems Inc.	11,473	294
Consolidated Communications Holdings Inc.	6,800	176
Shenandoah Telecommunications Co.	4,875	144
* United States Cellular Corp.	2,700	98
* Cincinnati Bell Inc.	20,800	76
* General Communication Inc. Class A	5,400	64
Atlantic Tele-Network Inc.	800	54
EarthLink Holdings Corp.	14,900	53
		63,986
Utilities (1.7%)
Duke Energy Corp.	94,432	7,758
NextEra Energy Inc.	57,662	5,779
Southern Co.	118,504	5,494
Dominion Resources Inc.	74,994	5,347
Exelon Corp.	113,768	4,163
Spectra Energy Corp.	105,447	4,126
American Electric Power Co. Inc.	63,267	3,691
NiSource Inc.	76,516	3,218
Sempra Energy	28,873	3,176
PPL Corp.	87,273	3,054
PG&E Corp.	58,684	2,953
Edison International	43,177	2,702
Public Service Enterprise Group Inc.	63,819	2,636
CenterPoint Energy Inc.	100,439	2,466
Vectren Corp.	47,828	2,150
Xcel Energy Inc.	62,975	2,108
Consolidated Edison Inc.	32,688	2,071
FirstEnergy Corp.	54,961	2,052
Northeast Utilities	39,082	1,929
Empire District Electric Co.	67,000	1,906
Entergy Corp.	22,461	1,887
TECO Energy Inc.	91,965	1,803
MGE Energy Inc.	38,005	1,690
DTE Energy Co.	19,891	1,634
ONEOK Inc.	26,906	1,586
AES Corp.	112,531	1,583
NRG Energy Inc.	44,532	1,335
American Water Works Co. Inc.	23,756	1,268
Wisconsin Energy Corp.	24,957	1,239
Ameren Corp.	25,767	1,091
* Calpine Corp.	44,484	1,015
Pepco Holdings Inc.	30,795	842

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

					Market
					Value
				Shares	($000)
	CMS Energy Corp.			22,348	730
	UGI Corp.			19,350	729
	Pinnacle West Capital Corp.			11,740	722
	National Fuel Gas Co.			10,300	713
	AGL Resources Inc.			13,100	706
	Integrys Energy Group Inc.			9,000	654
	ITC Holdings Corp.			15,700	622
	Atmos Energy Corp.			11,000	583
	Aqua America Inc.			22,125	580
	SCANA Corp.			9,927	545
*	Dynegy Inc.			16,379	500
	Alliant Energy Corp.			7,777	481
	IDACORP Inc.			7,500	474
	Questar Corp.			19,325	466
	Portland General Electric Co.			12,300	448
	Westar Energy Inc. Class A			11,600	439
	NorthWestern Corp.			7,900	417
	Black Hills Corp.			7,500	410
	Great Plains Energy Inc.			13,600	366
	Cleco Corp.			6,800	366
	ALLETE Inc.			6,800	355
	Hawaiian Electric Industries Inc.			10,800	304
	SJW Corp.			9,380	300
	Southwest Gas Corp.			4,900	285
	Avista Corp.			7,800	277
	New Jersey Resources Corp.			4,400	257
	WGL Holdings Inc.			5,300	249
	UIL Holdings Corp.			5,900	243
	PNM Resources Inc.			7,700	222
	Piedmont Natural Gas Co. Inc.			5,800	220
	American States Water Co.			6,000	215
	Northwest Natural Gas Co.			4,500	211
	ONE Gas Inc.			5,476	208
	California Water Service Group			7,700	200
	Laclede Group Inc.			3,900	198
	South Jersey Industries Inc.			3,200	188
	El Paso Electric Co.			4,200	159
	Ormat Technologies Inc.			1,800	52
					100,846
					2,964,647
Total Common Stocks (Cost $4,764,889)					5,796,654

		Coupon
Temporary Cash Investments (1.2%)[1]
Money Market Fund (1.2%)
5,6	Vanguard Market Liquidity Fund	0.114%		69,763,446	69,763

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
7,8	Federal Home Loan Bank Discount Notes	0.074%	12/3/14	1,000	1,000
7,8	Federal Home Loan Bank Discount Notes	0.030%	12/19/14	1,300	1,300
7,8	Federal Home Loan Bank Discount Notes	0.050%	12/26/14	100	100
					2,400
Total Temporary Cash Investments (Cost $72,163)					72,163

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2014

Total Investments (100.5%) (Cost $4,837,052)	5,868,817
Other Assets and Liabilities—Net (-0.5%)[6]	(28,361)
Net Assets (100%)	5,840,456

Securities with a market value of less than $500 are displayed with a dash.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $25,913,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.6%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2014, the aggregate value of these securities was $20,771,000, representing 0.4% of net assets.
3 “Other” represents securities that are not classified by the fund’s benchmark index.
4 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6 Includes $27,780,000 of collateral received for securities on loan.
7 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
8 Securities with a value of $2,000,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

© 2014 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA6280 122014

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (99.6%)[1]
Australia (5.7%)
Commonwealth Bank of Australia	1,909,341	135,802
BHP Billiton Ltd.	3,807,821	113,655
Westpac Banking Corp.	3,654,532	112,368
Australia & New Zealand Banking Group Ltd.	3,270,803	96,801
National Australia Bank Ltd.	2,807,060	86,752
Wesfarmers Ltd.	1,350,858	52,674
Woolworths Ltd.	1,455,768	46,240
CSL Ltd.	607,776	43,030
Woodside Petroleum Ltd.	851,007	30,149
Rio Tinto Ltd.	517,103	27,592
Telstra Corp. Ltd.	5,203,681	25,841
Suncorp Group Ltd.	1,525,063	19,727
* Scentre Group	6,144,618	19,224
Macquarie Group Ltd.	344,524	18,623
AMP Ltd.	3,477,946	17,983
Origin Energy Ltd.	1,286,729	16,212
QBE Insurance Group Ltd.	1,590,321	16,187
* Westfield Corp.	2,296,512	16,094
Insurance Australia Group Ltd.	2,715,560	15,634
Brambles Ltd.	1,834,289	15,449
Transurban Group	2,123,464	15,261
Amcor Ltd.	1,426,221	14,759
Santos Ltd.	1,135,086	12,936
Oil Search Ltd.	1,357,802	10,358
Stockland	2,735,384	10,267
Aurizon Holdings Ltd.	2,417,345	10,000
Goodman Group	2,033,330	9,960
AGL Energy Ltd.	785,432	9,408
Lend Lease Group	634,745	8,778
Orica Ltd.	428,190	7,805
Sonic Healthcare Ltd.	467,881	7,718
GPT Group	2,083,905	7,576
Dexus Property Group	6,837,541	7,312
* Newcrest Mining Ltd.	904,435	7,218
ASX Ltd.	226,958	7,209
Ramsay Health Care Ltd.	153,412	7,078
Mirvac Group	4,358,443	6,906
APA Group	962,420	6,686
Computershare Ltd.	590,613	6,403
Asciano Ltd.	1,147,767	6,355
Fortescue Metals Group Ltd.	1,898,870	5,891
Seek Ltd.	399,271	5,853
Crown Resorts Ltd.	454,995	5,820
James Hardie Industries plc	523,461	5,749
Bendigo & Adelaide Bank Ltd.	512,746	5,634
Coca-Cola Amatil Ltd.	644,870	5,203
Incitec Pivot Ltd.	1,943,560	5,004
Tatts Group Ltd.	1,628,107	4,986
Novion Property Group	2,638,309	4,892
Sydney Airport	1,247,362	4,853
Bank of Queensland Ltd.	404,338	4,505
Caltex Australia Ltd.	158,443	4,345
Cochlear Ltd.	66,972	4,342
Aristocrat Leisure Ltd.	752,679	4,261
* Alumina Ltd.	2,907,649	4,201
Challenger Ltd.	679,510	4,168
Federation Centres	1,711,189	4,112
Toll Holdings Ltd.	796,181	3,987
Boral Ltd.	898,959	3,982
Echo Entertainment Group Ltd.	981,258	3,403
Iluka Resources Ltd.	493,974	3,272

1

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
	Ansell Ltd.	181,446	3,188
	Treasury Wine Estates Ltd.	759,749	3,118
	Tabcorp Holdings Ltd.	864,249	3,104
*	BlueScope Steel Ltd.	660,326	3,061
	WorleyParsons Ltd.	254,703	3,053
	IOOF Holdings Ltd.	349,523	2,791
^	Metcash Ltd.	1,053,498	2,634
	REA Group Ltd.	62,928	2,520
	Flight Centre Travel Group Ltd.	66,735	2,471
	Leighton Holdings Ltd.	121,885	2,370
*	AusNet Services	1,931,594	2,344
	Perpetual Ltd.	55,401	2,278
	Orora Ltd.	1,458,056	2,237
	TPG Telecom Ltd.	334,854	2,150
	ALS Ltd.	429,352	2,138
*	Qantas Airways Ltd.	1,428,441	2,124
	Downer EDI Ltd.	498,329	2,090
	Harvey Norman Holdings Ltd.	612,195	2,053
	DuluxGroup Ltd.	427,827	2,021
	Sims Metal Management Ltd.	203,982	2,009
	CSR Ltd.	605,291	1,845
	Recall Holdings Ltd.	359,059	1,839
	Adelaide Brighton Ltd.	537,278	1,594
	Platinum Asset Management Ltd.	266,955	1,550
	Fairfax Media Ltd.	2,058,319	1,484
	Macquarie Atlas Roads Group	486,141	1,301
	Goodman Fielder Ltd.	2,158,017	1,216
	OZ Minerals Ltd.	349,773	1,198
	Shopping Centres Australasia Property Group	739,366	1,181
	Seven West Media Ltd.	754,551	1,145
	Arrium Ltd.	3,541,985	1,049
*,^	Whitehaven Coal Ltd.	700,624	940
	Nufarm Ltd.	209,005	916
	GWA Group Ltd.	375,029	907
	New Hope Corp. Ltd.	296,312	589
*	Ten Network Holdings Ltd.	2,223,521	445
*	Gunns Ltd.	649,105	91
	Atlas Iron Ltd.	56,317	17
			1,273,554
Austria (0.2%)
	Erste Group Bank AG	342,439	8,745
	Voestalpine AG	135,369	5,422
	OMV AG	169,612	5,339
	ANDRITZ AG	89,153	4,308
*	IMMOFINANZ AG	1,179,753	3,570
	Raiffeisen Bank International AG	134,426	2,885
	Vienna Insurance Group AG Wiener Versicherung Gruppe	46,452	2,236
^	Verbund AG	76,367	1,546
	Telekom Austria AG	57,132	428
	Strabag SE	17,306	375
			34,854
Belgium (0.9%)
	Anheuser-Busch InBev NV	944,506	104,674
*	KBC Groep NV	320,482	17,211
	UCB SA	141,164	11,405
	Solvay SA Class A	68,297	9,317
	Ageas	255,867	8,551
	Delhaize Group SA	121,060	8,283
	Groupe Bruxelles Lambert SA	89,773	8,024
	Belgacom SA	156,529	5,910
	Umicore SA	136,786	5,359
	RTL Group SA	45,927	4,293
	Colruyt SA	88,212	4,021

2

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
* Telenet Group Holding NV	61,467	3,480
		190,528
Brazil (2.2%)
Itau Unibanco Holding SA ADR	3,068,777	45,295
Banco Bradesco SA ADR	2,490,587	37,309
Petroleo Brasileiro SA ADR	2,340,900	28,629
AMBEV SA ADR	3,427,315	22,894
BRF SA	865,862	22,554
Petroleo Brasileiro SA ADR	1,778,405	20,807
Itausa - Investimentos Itau SA Preference Shares	3,735,852	14,908
Cielo SA	860,384	14,118
AMBEV SA	2,119,340	14,031
Vale SA Class B ADR	1,545,470	13,538
Kroton Educacional SA	1,803,192	12,848
Vale SA Class B ADR	1,195,706	12,065
Banco do Brasil SA	1,019,286	11,407
Ultrapar Participacoes SA	457,137	9,962
BB Seguridade Participacoes SA	715,528	9,546
BM&FBovespa SA	2,143,429	9,432
Banco Bradesco SA	595,323	8,769
CCR SA	1,022,553	7,612
Embraer SA ADR	183,270	7,082
* Banco Santander SA	2,231,952	6,846
Vale SA Preference Shares	752,446	6,547
Petroleo Brasileiro SA	851,132	5,015
Cia Brasileira de Distribuicao ADR	118,802	4,966
Lojas Renner SA	148,482	4,439
BRF SA ADR	165,643	4,315
Telefonica Brasil SA Preference Shares	203,891	4,168
BR Malls Participacoes SA	504,313	4,049
Vale SA	399,190	4,026
WEG SA	320,912	3,786
Grupo BTG Pactual	296,389	3,754
JBS SA	830,574	3,702
Lojas Americanas SA Preference Shares	618,115	3,649
Souza Cruz SA	449,172	3,625
Estacio Participacoes SA	308,900	3,576
Gerdau SA ADR	764,428	3,463
Tractebel Energia SA	247,808	3,373
Cia Energetica de Minas Gerais ADR	579,981	3,352
* Fibria Celulose SA	268,300	3,250
CETIP SA - Mercados Organizados	256,453	3,244
Klabin SA	640,284	3,165
Cia de Saneamento Basico do Estado de Sao Paulo	402,017	3,146
* Hypermarcas SA	438,533	3,060
Telefonica Brasil SA ADR	147,603	3,017
Natura Cosmeticos SA	199,031	2,892
Itau Unibanco Holding SA	214,839	2,834
Petroleo Brasileiro SA Preference Shares	433,739	2,668
Raia Drogasil SA	290,570	2,635
CPFL Energia SA	342,234	2,566
* Qualicorp SA	246,000	2,502
Totvs SA	163,162	2,378
Localiza Rent a Car SA	164,813	2,374
Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	54,330	2,275
Tim Participacoes SA ADR	81,069	2,231
Cia Energetica de Sao Paulo Preference Shares	217,434	2,144
M Dias Branco SA	53,362	2,074
Cia Siderurgica Nacional SA ADR	630,138	2,067
Cia Energetica de Minas Gerais Preference Shares	328,837	1,888
Multiplan Empreendimentos Imobiliarios SA	89,400	1,848
* Oi SA Preference Shares	3,505,571	1,843
Cosan SA Industria e Comercio	128,034	1,787
Bradespar SA Preference Shares	260,668	1,761

3

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
Metalurgica Gerdau SA Preference Shares Class A	315,329	1,707
Cia Hering	168,114	1,696
Cia Paranaense de Energia ADR	119,900	1,691
Tim Participacoes SA	299,630	1,629
Cyrela Brazil Realty SA Empreendimentos e Participacoes	327,171	1,626
* B2W Cia Digital	119,900	1,563
Sul America SA	278,888	1,480
Suzano Papel e Celulose SA Preference Shares Class A	350,200	1,480
ALL - America Latina Logistica SA	527,816	1,441
* Via Varejo SA	149,200	1,433
Porto Seguro SA	110,512	1,325
Gerdau SA Preference Shares	282,486	1,265
Braskem SA ADR	83,306	1,222
MRV Engenharia e Participacoes SA	358,400	1,185
Duratex SA	320,405	1,152
BR Properties SA	224,947	1,137
* Usinas Siderurgicas de Minas Gerais SA Preference Shares	474,854	1,092
EDP - Energias do Brasil SA	274,400	1,071
EcoRodovias Infraestrutura e Logistica SA	226,800	1,014
Embraer SA	101,400	980
Centrais Eletricas Brasileiras SA Preference Shares	252,976	957
Lojas Americanas SA	178,295	875
AES Tiete SA Preference Shares	112,916	854
Centrais Eletricas Brasileiras SA	328,299	824
Transmissora Alianca de Energia Eletrica SA	108,644	807
Multiplus SA	56,323	790
* Oi SA	1,421,246	786
Cia Siderurgica Nacional SA	217,400	722
Light SA	81,164	667
Cia de Transmissao de Energia Eletrica Paulista Preference Shares	41,462	643
Cia Energetica de Minas Gerais	99,669	604
Gerdau SA	147,684	547
Itau Unibanco Holding SA Preference Shares	27,508	408
AES Tiete SA	62,900	379
Guararapes Confeccoes SA	9,777	367
* Oi SA ADR	684,975	363
Arteris SA	57,398	356
Cia de Gas de Sao Paulo COMGAS Preference Shares Class A	17,268	341
* Usinas Siderurgicas de Minas Gerais SA	126,320	337
Braskem SA Preference Shares	33,000	241
Cia Paranaense de Energia	24,000	237
* Cosan Logistica SA	128,034	214
Banco Bradesco SA Preference Shares	9,198	139
Banco Santander Brasil SA	16,200	99
Cia Paranaense de Energia Preference Shares	4,200	59
* Oi SA ADR	46,556	28
		498,939
Canada (6.6%)
Royal Bank of Canada	1,706,285	121,130
Toronto-Dominion Bank	2,188,644	107,718
Bank of Nova Scotia	1,435,381	87,902
Suncor Energy Inc.	1,754,034	62,283
Canadian National Railway Co.	865,106	60,992
^ Bank of Montreal	771,796	55,968
* Valeant Pharmaceuticals International Inc.	366,702	48,740
Enbridge Inc.	990,237	46,856
Canadian Natural Resources Ltd.	1,300,508	45,383
Canadian Imperial Bank of Commerce	474,155	43,286
Manulife Financial Corp.	2,198,982	41,734
TransCanada Corp.	834,139	41,113
Canadian Pacific Railway Ltd.	187,541	39,009
Potash Corp. of Saskatchewan Inc.	981,370	33,497
Brookfield Asset Management Inc. Class A	674,249	33,005
Sun Life Financial Inc.	722,029	25,683

4

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
Magna International Inc.	248,913	24,568
Cenovus Energy Inc.	890,734	22,042
National Bank of Canada	386,850	18,082
Goldcorp Inc.	958,801	17,993
Agrium Inc.	171,411	16,771
^ Crescent Point Energy Corp.	497,950	16,458
Encana Corp.	877,667	16,353
Rogers Communications Inc. Class B	430,381	16,183
Thomson Reuters Corp.	434,661	16,171
Alimentation Couche-Tard Inc. Class B	463,390	15,727
Pembina Pipeline Corp.	376,831	15,634
Barrick Gold Corp.	1,264,706	15,014
Imperial Oil Ltd.	311,592	14,993
BCE Inc.	329,319	14,624
^ Loblaw Cos. Ltd.	272,572	14,201
Tim Hortons Inc.	159,210	12,900
Shaw Communications Inc. Class B	472,637	12,136
^ Inter Pipeline Ltd.	384,258	12,107
* Catamaran Corp.	246,169	11,729
Fairfax Financial Holdings Ltd.	25,116	11,475
Power Corp. of Canada	413,184	10,903
First Quantum Minerals Ltd.	712,396	10,746
* CGI Group Inc. Class A	311,477	10,693
Intact Financial Corp.	158,217	10,609
Great-West Lifeco Inc.	355,487	9,961
^ Canadian Tire Corp. Ltd. Class A	90,402	9,912
Canadian Oil Sands Ltd.	571,441	8,954
^ ARC Resources Ltd.	374,142	8,824
Teck Resources Ltd. Class B	558,255	8,822
TELUS Corp.	243,740	8,735
Franco-Nevada Corp.	184,975	8,659
Saputo Inc.	302,031	8,570
^ RioCan REIT	361,029	8,505
Husky Energy Inc.	349,447	8,437
^ Fortis Inc.	253,400	8,256
Cameco Corp.	467,560	8,119
Power Financial Corp.	274,700	8,046
CI Financial Corp.	276,190	8,030
SNC-Lavalin Group Inc.	180,344	7,770
Talisman Energy Inc.	1,214,811	7,750
Canadian Utilities Ltd. Class A	220,242	7,613
* Tourmaline Oil Corp.	209,305	7,508
Silver Wheaton Corp.	424,358	7,376
Metro Inc.	103,300	7,259
* BlackBerry Ltd.	590,344	6,202
Agnico Eagle Mines Ltd.	248,783	5,863
Pacific Rubiales Energy Corp.	369,616	5,575
Bombardier Inc. Class B	1,685,698	5,549
Finning International Inc.	201,704	5,208
George Weston Ltd.	60,758	4,964
IGM Financial Inc.	116,066	4,642
Eldorado Gold Corp.	845,164	4,619
* MEG Energy Corp.	177,883	4,293
Yamana Gold Inc.	1,046,128	4,168
* Turquoise Hill Resources Ltd.	933,138	3,130
TransAlta Corp.	316,743	3,080
* Kinross Gold Corp.	1,345,667	2,877
Penn West Petroleum Ltd.	579,642	2,623
Barrick Gold Corp.	112,553	1,336
^ Bombardier Inc. Class A	57,933	194
		1,483,840
Chile (0.3%)
Empresa Nacional de Electricidad SA ADR	126,680	5,913
Empresas COPEC SA	441,327	5,386

5

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
Enersis SA ADR	295,769	4,670
SACI Falabella	566,006	4,304
Cencosud SA	1,332,959	3,926
* Latam Airlines Group SA	316,507	3,887
Banco de Chile	28,639,563	3,541
Banco Santander Chile ADR	156,908	3,325
Empresas CMPC SA	1,273,009	3,160
Sociedad Quimica y Minera de Chile SA ADR	121,699	2,888
Banco de Credito e Inversiones	49,463	2,783
Enersis SA	8,755,223	2,782
Corpbanca SA	187,600,722	2,538
Colbun SA	8,076,497	2,259
Aguas Andinas SA Class A	3,310,798	2,002
Cia Cervecerias Unidas SA	174,621	1,865
AES Gener SA	2,769,266	1,540
ENTEL Chile SA	117,939	1,277
* Latam Airlines Group SA	72,072	912
Banco Santander Chile	15,222,058	812
CAP SA	79,387	792
Embotelladora Andina SA Preference Shares	247,251	780
Empresa Nacional de Electricidad SA	350,630	549
Sociedad Matriz Banco de Chile Class B	392,982	119
Sociedad Quimica y Minera de Chile SA Preference Shares Class B	1,990	47
		62,057
China (4.1%)
* Tencent Holdings Ltd.	5,446,860	86,720
China Mobile Ltd.	6,174,204	76,805
China Construction Bank Corp.	85,576,277	63,723
Industrial & Commercial Bank of China Ltd.	85,473,500	56,492
Bank of China Ltd.	89,293,541	42,683
PetroChina Co. Ltd.	25,028,000	31,457
CNOOC Ltd.	19,040,536	29,807
China Petroleum & Chemical Corp.	30,271,400	26,319
China Life Insurance Co. Ltd.	8,814,000	26,311
Ping An Insurance Group Co. of China Ltd.	2,265,938	18,557
Agricultural Bank of China Ltd.	30,502,715	14,148
China Overseas Land & Investment Ltd.	4,837,760	14,078
China Telecom Corp. Ltd.	19,122,000	12,194
China Shenhua Energy Co. Ltd.	4,021,500	11,324
CITIC Ltd.	6,466,000	11,315
Lenovo Group Ltd.	7,159,966	10,757
China Merchants Bank Co. Ltd.	5,455,508	10,092
China Pacific Insurance Group Co. Ltd.	2,661,120	9,979
Hengan International Group Co. Ltd.	867,017	9,233
China Unicom Hong Kong Ltd.	5,352,123	8,025
Belle International Holdings Ltd.	6,304,839	8,019
China Minsheng Banking Corp. Ltd.	7,243,560	7,251
Bank of Communications Co. Ltd.	9,506,220	7,198
PICC Property & Casualty Co. Ltd.	3,633,523	6,664
China Resources Power Holdings Co. Ltd.	2,230,400	6,589
China CITIC Bank Corp. Ltd.	9,169,843	5,973
ENN Energy Holdings Ltd.	870,000	5,640
Brilliance China Automotive Holdings Ltd.	3,234,000	5,584
Dongfeng Motor Group Co. Ltd.	3,484,000	5,385
Great Wall Motor Co. Ltd.	1,228,250	5,380
China Resources Land Ltd.	2,230,883	5,321
Byd Co. Ltd.	833,141	5,289
Beijing Enterprises Holdings Ltd.	642,800	5,269
^ Anhui Conch Cement Co. Ltd.	1,398,500	4,577
China Oilfield Services Ltd.	2,156,000	4,501
Huaneng Power International Inc.	3,620,000	4,473
Sinopharm Group Co. Ltd.	1,145,200	4,472
Kunlun Energy Co. Ltd.	3,294,000	4,427
China Everbright International Ltd.	3,104,000	4,357

6

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
	China Communications Construction Co. Ltd.	5,590,000	4,314
	China Merchants Holdings International Co. Ltd.	1,352,893	4,271
	China Longyuan Power Group Corp. Ltd.	3,952,000	4,222
*	GCL-Poly Energy Holdings Ltd.	12,369,000	4,176
	China Resources Enterprise Ltd.	1,490,000	3,540
	Guangdong Investment Ltd.	2,646,000	3,509
	Sihuan Pharmaceutical Holdings Group Ltd.	4,310,000	3,438
	China Gas Holdings Ltd.	1,871,592	3,417
	Sino Biopharmaceutical Ltd.	3,335,627	3,353
	Tsingtao Brewery Co. Ltd.	450,000	3,326
	Beijing Enterprises Water Group Ltd.	4,596,000	3,291
	China National Building Material Co. Ltd.	3,454,400	3,200
	New China Life Insurance Co. Ltd.	848,343	3,170
	Shimao Property Holdings Ltd.	1,469,594	3,157
	Haitong Securities Co. Ltd.	1,776,000	3,047
*,^	Hanergy Thin Film Power Group Ltd.	13,278,000	3,031
	CSPC Pharmaceutical Group Ltd.	3,289,765	3,027
^	China Coal Energy Co. Ltd.	4,881,000	3,022
*	China Vanke Co. Ltd.	1,567,438	2,962
	China State Construction International Holdings Ltd.	1,822,000	2,854
	China Railway Group Ltd.	4,579,000	2,847
	Jiangxi Copper Co. Ltd.	1,592,000	2,840
	Zhuzhou CSR Times Electric Co. Ltd.	605,500	2,829
^	Evergrande Real Estate Group Ltd.	7,089,336	2,743
	CITIC Securities Co. Ltd.	1,057,500	2,634
	COSCO Pacific Ltd.	1,928,578	2,535
*,^	Aluminum Corp. of China Ltd.	5,504,000	2,451
	Sino-Ocean Land Holdings Ltd.	4,288,685	2,448
	GOME Electrical Appliances Holding Ltd.	15,236,357	2,396
	Haier Electronics Group Co. Ltd.	876,215	2,366
	CSR Corp. Ltd.	2,265,000	2,354
	Guangzhou Automobile Group Co. Ltd.	2,627,558	2,339
	Geely Automobile Holdings Ltd.	5,195,000	2,325
	Shenzhou International Group Holdings Ltd.	669,944	2,311
	China Railway Construction Corp. Ltd.	2,192,574	2,300
	China Resources Gas Group Ltd.	772,000	2,204
	Shandong Weigao Group Medical Polymer Co. Ltd.	2,156,000	2,172
	Country Garden Holdings Co. Ltd.	5,428,812	2,164
	Weichai Power Co. Ltd.	561,200	2,158
	Chongqing Changan Automobile Co. Ltd. Class B	975,821	2,155
^	Kingsoft Corp. Ltd.	886,000	2,111
*	China Taiping Insurance Holdings Co. Ltd.	958,000	2,103
	ANTA Sports Products Ltd.	1,064,000	2,093
	Inner Mongolia Yitai Coal Co. Ltd. Class B	1,297,454	2,088
	AviChina Industry & Technology Co. Ltd.	2,644,000	2,010
^	Yanzhou Coal Mining Co. Ltd.	2,292,910	1,936
	China Everbright Ltd.	996,000	1,935
*	China Everbright Bank Co. Ltd.	3,937,297	1,929
2	People's Insurance Co. Group of China Ltd.	4,459,000	1,924
^	China Huishan Dairy Holdings Co. Ltd.	8,356,438	1,874
	Fosun International Ltd.	1,582,000	1,874
	Zijin Mining Group Co. Ltd.	7,132,000	1,827
	Longfor Properties Co. Ltd.	1,574,500	1,824
	ZTE Corp.	749,026	1,815
	Datang International Power Generation Co. Ltd.	3,454,000	1,813
*	China Cinda Asset Management Co. Ltd.	3,766,000	1,783
	Shanghai Electric Group Co. Ltd.	3,472,000	1,766
	Zhejiang Expressway Co. Ltd.	1,730,000	1,744
	Sinotrans Ltd.	2,187,000	1,735
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	481,500	1,730
	Shanghai Pharmaceuticals Holding Co. Ltd.	676,700	1,694
	Far East Horizon Ltd.	1,816,445	1,685
	Kingboard Chemical Holdings Ltd.	822,600	1,640
	Shanghai Industrial Holdings Ltd.	532,000	1,638

7

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
	China International Marine Containers Group Co. Ltd.	701,520	1,635
	Chongqing Rural Commercial Bank Co. Ltd.	3,358,000	1,614
	Jiangsu Expressway Co. Ltd.	1,444,000	1,612
	Air China Ltd.	2,456,000	1,589
	Shenzhen International Holdings Ltd.	971,500	1,542
	China Resources Cement Holdings Ltd.	2,270,000	1,541
	Huaneng Renewables Corp. Ltd.	4,064,000	1,461
	China Communications Services Corp. Ltd.	3,072,800	1,456
	Haitian International Holdings Ltd.	676,000	1,451
	Huadian Power International Corp. Ltd.	1,858,000	1,418
	Nine Dragons Paper Holdings Ltd.	1,790,331	1,386
*,^	China COSCO Holdings Co. Ltd.	3,039,800	1,380
	SOHO China Ltd.	1,862,000	1,367
	Yuexiu Property Co. Ltd.	7,239,708	1,334
	TravelSky Technology Ltd.	1,236,000	1,291
	Beijing Capital International Airport Co. Ltd.	1,726,000	1,267
2	Sinopec Engineering Group Co. Ltd.	1,294,093	1,251
	Guangzhou R&F Properties Co. Ltd.	1,121,200	1,240
	Sinopec Shanghai Petrochemical Co. Ltd.	3,981,000	1,236
*,^	China Shipping Container Lines Co. Ltd.	4,316,700	1,229
	China South City Holdings Ltd.	2,630,000	1,191
	Huadian Fuxin Energy Corp. Ltd.	2,014,134	1,158
	Franshion Properties China Ltd.	4,418,000	1,042
2	China Galaxy Securities Co. Ltd.	1,295,000	1,031
^	Golden Eagle Retail Group Ltd.	836,000	1,024
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	597,693	1,004
*	China Shipping Development Co. Ltd.	1,460,000	977
*,^	China Yurun Food Group Ltd.	2,218,000	960
*,^	Sinopec Yizheng Chemical Fibre Co. Ltd.	2,151,000	951
	BBMG Corp.	1,330,500	939
	KWG Property Holding Ltd.	1,345,500	934
	Angang Steel Co. Ltd.	1,264,000	930
	Greentown China Holdings Ltd.	878,621	920
	Metallurgical Corp. of China Ltd.	3,300,000	916
	Lee & Man Paper Manufacturing Ltd.	1,665,200	914
^	China Zhongwang Holdings Ltd.	1,709,600	910
	China Agri-Industries Holdings Ltd.	2,380,200	908
	China Molybdenum Co. Ltd.	1,522,000	906
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	258,000	890
^	Xinjiang Goldwind Science & Technology Co. Ltd.	476,000	857
	China Hongqiao Group Ltd.	1,079,386	830
^	Agile Property Holdings Ltd.	1,430,000	805
	Poly Property Group Co. Ltd.	2,043,000	791
^	Zoomlion Heavy Industry Science and Technology Co. Ltd.	1,583,005	772
	Beijing Jingneng Clean Energy Co. Ltd.	1,718,000	771
	Guangshen Railway Co. Ltd.	1,744,000	748
*	China Eastern Airlines Corp. Ltd.	1,960,000	745
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	235,484	743
	Zhongsheng Group Holdings Ltd.	714,500	734
	China BlueChemical Ltd.	2,044,000	730
	Shenzhen Investment Ltd.	2,414,808	707
	China Southern Airlines Co. Ltd.	1,995,000	699
	Huishang Bank Corp. Ltd.	1,605,504	688
	Dongfang Electric Corp. Ltd.	404,400	686
	CSG Holding Co. Ltd. Class B	933,712	686
	CIMC Enric Holdings Ltd.	670,287	674
	Weifu High-Technology Group Co. Ltd. Class B	175,784	667
*,^,2	Tianhe Chemicals Group Ltd.	3,538,329	616
	China Dongxiang Group Co. Ltd.	3,304,000	614
*	Hopson Development Holdings Ltd.	676,000	600
*,^	Li Ning Co. Ltd.	1,131,250	599
	Wumart Stores Inc.	662,094	578
^	Zhaojin Mining Industry Co. Ltd.	1,092,500	577
	China National Materials Co. Ltd.	2,515,000	570

8

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
*	BOE Technology Group Co. Ltd. Class B	1,675,520	550
*	China Conch Venture Holdings Ltd.	257,000	538
	Guangdong Electric Power Development Co. Ltd. Class B	817,560	530
*	Renhe Commercial Holdings Co. Ltd.	12,920,000	520
	Harbin Electric Co. Ltd.	862,000	520
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	251,691	518
	Bosideng International Holdings Ltd.	3,466,000	517
	Kingboard Laminates Holdings Ltd.	1,255,000	511
*	Maanshan Iron & Steel Co. Ltd.	1,818,000	479
	Shenzhen Expressway Co. Ltd.	744,000	476
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	996,370	448
	Sinotruk Hong Kong Ltd.	804,500	419
	Guangzhou Shipyard International Co. Ltd.	226,800	402
	Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. Class B	208,900	382
	Dazhong Transportation Group Co. Ltd. Class B	547,900	374
	China Merchants Property Development Co. Ltd. Class B	216,825	363
	Sichuan Expressway Co. Ltd.	938,000	363
^	Biostime International Holdings Ltd.	159,000	360
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	193,500	358
*	China Foods Ltd.	934,000	353
	Jiangling Motors Corp. Ltd. Class B	90,183	352
	Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	440,500	345
*,^	CITIC Resources Holdings Ltd.	2,472,690	344
	Anhui Gujing Distillery Co. Ltd. Class B	125,900	333
	Anhui Expressway Co. Ltd.	518,000	317
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	288,860	317
	Tianjin Capital Environmental Protection Group Co. Ltd.	420,000	303
*	Sinofert Holdings Ltd.	1,919,153	298
	China Machinery Engineering Corp.	510,361	289
	Shandong Chenming Paper Holdings Ltd. Class B	584,700	286
*	Lianhua Supermarket Holdings Co. Ltd.	528,200	262
	Shanghai Bailian Group Co. Ltd. Class B	188,490	249
	Shenzhen Chiwan Wharf Holdings Ltd. Class B	143,700	247
*	Shanghai Haixin Group Co. Class B	462,434	246
*	Sany Heavy Equipment International Holdings Co. Ltd.	966,000	214
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	402,235	194
*	Huadian Energy Co. Ltd. Class B	468,600	192
	Double Coin Holdings Ltd. Class B	255,000	192
	Foshan Electrical and Lighting Co. Ltd. Class B	198,820	188
	Beijing North Star Co. Ltd.	620,000	187
	Shandong Chenming Paper Holdings Ltd.	311,500	144
	Bengang Steel Plates Co. Class B	372,700	138
	Jinzhou Port Co. Ltd. Class B	211,860	93
*	Chaoda Modern Agriculture Holdings Ltd.	2,603,884	75
*,^	Agile Property Holdings Ltd Rights Exp. 11/11/2014	178,750	12
			916,947
Colombia (0.2%)
	Bancolombia SA ADR	133,898	7,575
	Ecopetrol SA	4,712,637	6,299
	Grupo de Inversiones Suramericana SA	277,083	5,761
	Almacenes Exito SA	268,233	3,783
	Cementos Argos SA	494,567	2,524
	Corp Financiera Colombiana SA	120,717	2,376
	Grupo Aval Acciones y Valores Preference Shares	3,348,744	2,271
	Grupo de Inversiones Suramericana SA Preference Shares	112,421	2,266
*	Cemex Latam Holdings SA	199,319	1,779
	Interconexion Electrica SA ESP	387,544	1,658
	Ecopetrol SA ADR	57,344	1,537
	Isagen SA ESP	978,957	1,289
	Grupo Aval Acciones y Valores ADR	46,834	631
			39,749
Czech Republic (0.0%)
	CEZ AS	186,170	5,148
	Komercni banka as	19,010	4,074

9

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
O2 Czech Republic AS	75,099	839
		10,061
Denmark (1.1%)
Novo Nordisk A/S Class B	2,311,191	104,455
Danske Bank A/S	931,186	25,567
AP Moeller - Maersk A/S Class B	7,943	18,536
Novozymes A/S	275,813	12,786
AP Moeller - Maersk A/S Class A	5,320	12,103
Pandora A/S	142,647	12,010
Carlsberg A/S Class B	125,980	11,094
Coloplast A/S Class B	118,869	10,358
* Vestas Wind Systems A/S	263,262	8,827
TDC A/S	949,556	7,249
DSV A/S	207,957	6,223
* Jyske Bank A/S	84,368	4,550
Chr Hansen Holding A/S	106,084	4,271
* ISS A/S	112,527	3,141
Tryg A/S	28,130	3,044
* William Demant Holding A/S	29,607	2,245
H Lundbeck A/S	70,930	1,507
Rockwool International A/S Class B	7,657	1,115
		249,081
Egypt (0.1%)
Commercial International Bank Egypt SAE	903,865	6,103
* Global Telecom Holding SAE GDR	518,384	1,558
* Egyptian Financial Group-Hermes Holding	541,418	1,274
* Egypt Kuwait Holding Co. SAE	927,147	817
* Ezz Steel	349,074	799
Talaat Moustafa Group	524,533	771
Telecom Egypt Co.	362,333	693
* ElSwedy Electric Co.	90,127	569
Sidi Kerir Petrochemicals Co.	165,354	412
* Juhayna Food Industries	52,285	70
		13,066
Finland (0.6%)
Nokia Oyj	4,443,264	37,125
Sampo Oyj Class A	555,686	26,621
Kone Oyj Class B	447,598	19,264
Fortum Oyj	528,625	12,262
UPM-Kymmene Oyj	626,977	9,938
Wartsila OYJ Abp	185,864	8,617
Stora Enso Oyj	676,236	5,584
Metso Oyj	162,654	5,311
Nokian Renkaat Oyj	158,721	4,487
Orion Oyj Class B	114,734	3,892
Neste Oil Oyj	160,755	3,477
Kesko Oyj Class B	79,954	3,035
		139,613
France (6.2%)
Total SA	2,410,291	143,833
Sanofi	1,358,048	125,794
BNP Paribas SA	1,158,769	73,072
AXA SA	2,251,414	52,020
Schneider Electric SE	655,685	51,907
LVMH Moet Hennessy Louis Vuitton SA	297,153	50,525
Air Liquide SA	406,227	49,072
Danone SA	661,189	44,943
L'Oreal SA	282,115	44,331
Societe Generale SA	846,984	40,979
GDF Suez	1,687,907	40,975
Airbus Group NV	657,466	39,360
Vivendi SA	1,508,547	36,906
Orange SA	2,140,807	34,068

10

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
Vinci SA	564,135	32,282
Pernod Ricard SA	232,735	26,545
Essilor International SA	233,518	25,818
Cie de St-Gobain	543,406	23,371
Carrefour SA	701,725	20,569
Safran SA	311,159	19,754
Cie Generale des Etablissements Michelin	222,611	19,359
Credit Agricole SA	1,221,639	18,142
Legrand SA	315,138	16,976
Kering	87,227	16,868
Renault SA	220,864	16,453
Publicis Groupe SA	232,800	16,156
Lafarge SA	216,501	15,058
SES SA	352,181	12,163
Cap Gemini SA	174,556	11,498
Christian Dior SA	61,286	10,862
Sodexo	107,815	10,398
Valeo SA	91,976	10,338
* Alcatel-Lucent	3,239,880	9,965
Dassault Systemes	150,348	9,539
Technip SA	126,972	9,210
Electricite de France SA	308,444	9,119
* Alstom SA	254,834	8,884
Accor SA	204,387	8,597
Veolia Environnement SA	511,632	8,565
Bouygues SA	221,751	7,678
Natixis SA	1,093,031	7,531
Casino Guichard Perrachon SA	68,353	7,026
Zodiac Aerospace	227,308	6,937
Groupe Eurotunnel SA	542,400	6,856
Edenred	240,879	6,682
Bureau Veritas SA	260,282	6,450
AtoS	91,673	6,340
Eutelsat Communications SA	193,107	6,271
Iliad SA	27,474	6,008
Thales SA	120,577	5,998
Rexel SA	344,138	5,789
Aeroports de Paris	46,883	5,546
Gecina SA	40,892	5,544
* Peugeot SA	443,051	5,275
Suez Environnement Co.	306,404	5,164
SCOR SE	167,205	5,130
Vallourec SA	139,060	5,120
Klepierre	116,538	5,041
STMicroelectronics NV	749,038	5,013
Arkema SA	71,589	4,427
Wendel SA	37,286	4,114
Societe BIC SA	31,954	3,984
Fonciere Des Regions	39,518	3,637
CNP Assurances	193,278	3,615
ICADE	42,148	3,355
Lagardere SCA	134,035	3,272
^ Bollore SA	6,488	3,087
Hermes International	9,925	3,076
Eurazeo SA	45,384	3,037
Imerys SA	38,898	2,791
JCDecaux SA	79,207	2,630
SEB SA	31,540	2,581
Eiffage SA	47,972	2,552
Remy Cointreau SA	28,002	1,996
Ipsen SA	39,815	1,957
Societe Television Francaise 1	125,721	1,872
BioMerieux	17,146	1,809
Euler Hermes Group	15,847	1,554

11

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
*,^	Air France-KLM	176,081	1,491
*,^	Numericable Group SA	38,971	1,442
*	Numericable Group SA Rights Exp. 11/12/2014	38,971	1,155
			1,395,107
Germany (5.9%)
	Bayer AG	981,196	139,562
	Siemens AG	940,568	106,028
	BASF SE	1,095,318	96,478
	Daimler AG	1,133,395	88,101
	Allianz SE	540,223	85,815
	SAP SE	1,060,521	72,105
	Deutsche Telekom AG	3,698,204	55,747
	Deutsche Bank AG	1,636,726	51,068
	Bayerische Motoren Werke AG	385,699	41,267
	Linde AG	219,507	40,487
	Volkswagen AG Preference Shares	182,154	38,846
	E.ON SE	2,202,855	37,899
	Muenchener Rueckversicherungs-Gesellschaft AG	181,462	35,671
	Deutsche Post AG	1,128,064	35,436
	Continental AG	128,153	25,159
	Fresenius SE & Co. KGaA	465,128	23,943
	Henkel AG & Co. KGaA Preference Shares	206,110	20,353
	RWE AG	572,225	20,260
	Fresenius Medical Care AG & Co. KGaA	250,841	18,401
	adidas AG	247,635	18,030
*	Commerzbank AG	1,117,782	16,840
	Deutsche Boerse AG	218,309	14,905
	Porsche Automobil Holding SE Preference Shares	181,526	14,873
	Merck KGaA	153,411	13,860
	Infineon Technologies AG	1,324,316	12,849
	Henkel AG & Co. KGaA	138,397	12,579
*	ThyssenKrupp AG	500,744	12,028
	HeidelbergCement AG	166,561	11,344
	ProSiebenSat.1 Media AG	252,816	10,199
	GEA Group AG	209,164	9,629
	Beiersdorf AG	118,182	9,566
	Brenntag AG	183,103	8,867
	Symrise AG	144,277	8,117
	Deutsche Wohnen AG	337,861	7,612
	Volkswagen AG	34,727	7,389
	HUGO BOSS AG	49,864	6,618
*	QIAGEN NV	280,025	6,575
	K&S AG	228,092	6,361
	Hannover Rueck SE	71,201	5,938
	LANXESS AG	109,264	5,682
	MTU Aero Engines AG	59,869	5,244
	United Internet AG	132,942	5,201
*	METRO AG	157,925	5,035
	Wirecard AG	136,304	4,876
	MAN SE	41,734	4,753
*	Sky Deutschland AG	535,946	4,525
	Deutsche Lufthansa AG	271,012	4,003
*	OSRAM Licht AG	100,235	3,517
	TUI AG	225,430	3,446
*	Kabel Deutschland Holding AG	25,271	3,422
	Telefonica Deutschland Holding AG	643,187	3,161
	Fuchs Petrolub SE Preference Shares	81,136	3,150
	Bilfinger SE	44,612	2,880
	Evonik Industries AG	83,604	2,792
	Axel Springer SE	49,445	2,718
	Fraport AG Frankfurt Airport Services Worldwide	43,935	2,718
	HOCHTIEF AG	30,935	2,289
	Wacker Chemie AG	17,880	2,159
	Fielmann AG	29,778	1,942

12

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
Celesio AG	57,181	1,884
Software AG	66,022	1,659
Fuchs Petrolub SE	40,664	1,491
Talanx AG	45,439	1,465
^ Suedzucker AG	89,830	1,249
Puma SE	3,355	704
		1,328,770
Greece (0.1%)
* National Bank of Greece SA	1,802,802	4,346
* Piraeus Bank SA	2,436,292	3,547
* Hellenic Telecommunications Organization SA	290,280	3,280
OPAP SA	250,768	3,045
* Alpha Bank AE	4,521,622	2,950
		17,168
Hong Kong (2.6%)
AIA Group Ltd.	14,289,881	79,730
Hong Kong Exchanges and Clearing Ltd.	1,363,800	30,197
Hutchison Whampoa Ltd.	2,367,722	30,020
Cheung Kong Holdings Ltd.	1,560,331	27,647
Sun Hung Kai Properties Ltd.	1,829,639	27,247
Sands China Ltd.	2,848,400	17,751
Hong Kong & China Gas Co. Ltd.	7,333,844	17,105
Jardine Matheson Holdings Ltd.	281,646	16,969
Galaxy Entertainment Group Ltd.	2,477,000	16,923
CLP Holdings Ltd.	1,856,757	15,984
Link REIT	2,717,843	15,977
Hang Seng Bank Ltd.	904,800	15,333
Power Assets Holdings Ltd.	1,564,312	15,089
BOC Hong Kong Holdings Ltd.	4,267,882	14,187
Wharf Holdings Ltd.	1,829,275	13,502
Want Want China Holdings Ltd.	7,847,805	10,845
Swire Pacific Ltd. Class A	759,441	9,962
Hongkong Land Holdings Ltd.	1,391,265	9,702
Jardine Strategic Holdings Ltd.	265,500	9,463
Henderson Land Development Co. Ltd.	1,344,335	9,092
Hang Lung Properties Ltd.	2,729,000	8,518
Li & Fung Ltd.	6,835,555	8,372
New World Development Co. Ltd.	5,879,309	7,376
China Mengniu Dairy Co. Ltd.	1,596,000	7,046
MTR Corp. Ltd.	1,634,000	6,695
Bank of East Asia Ltd.	1,599,207	6,677
Sino Land Co. Ltd.	3,615,600	5,970
Tingyi Cayman Islands Holding Corp.	2,335,667	5,861
AAC Technologies Holdings Inc.	836,500	5,093
Samsonite International SA	1,523,420	5,087
Hang Lung Group Ltd.	976,741	4,908
Wynn Macau Ltd.	1,292,500	4,754
Techtronic Industries Co. Ltd.	1,497,000	4,683
SJM Holdings Ltd.	2,176,000	4,590
Wheelock & Co. Ltd.	940,000	4,576
Swire Properties Ltd.	1,391,900	4,456
Cheung Kong Infrastructure Holdings Ltd.	578,000	4,220
^ Prada SPA	591,506	3,686
Hysan Development Co. Ltd.	731,000	3,330
Yue Yuen Industrial Holdings Ltd.	973,830	3,283
ASM Pacific Technology Ltd.	280,900	3,087
^ Sun Art Retail Group Ltd.	2,845,555	3,052
NWS Holdings Ltd.	1,581,500	2,997
First Pacific Co. Ltd.	2,748,350	2,968
Esprit Holdings Ltd.	2,337,544	2,954
PCCW Ltd.	4,598,000	2,921
MGM China Holdings Ltd.	889,776	2,911
* Semiconductor Manufacturing International Corp.	27,707,000	2,881
Shangri-La Asia Ltd.	1,984,390	2,880

13

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
	Kerry Properties Ltd.	746,000	2,581
	Melco International Development Ltd.	936,000	2,532
	VTech Holdings Ltd.	189,900	2,377
*,2	WH Group Ltd.	3,611,161	2,361
	Cathay Pacific Airways Ltd.	1,203,015	2,272
	Hopewell Holdings Ltd.	640,000	2,269
	New World China Land Ltd.	3,073,400	1,866
	Television Broadcasts Ltd.	324,400	1,775
*	FIH Mobile Ltd.	3,293,000	1,754
^	Chow Tai Fook Jewellery Group Ltd.	1,222,800	1,724
*	Alibaba Health Information Technology Ltd.	2,552,000	1,607
	Huabao International Holdings Ltd.	2,213,000	1,600
*	Global Brands Group Holding Ltd.	6,727,555	1,492
*	Johnson Electric Holdings Ltd.	408,375	1,382
	Cafe de Coral Holdings Ltd.	382,000	1,377
	Uni-President China Holdings Ltd.	1,481,702	1,369
	Orient Overseas International Ltd.	232,000	1,320
	Xinyi Glass Holdings Ltd.	2,110,000	1,246
	L'Occitane International SA	519,750	1,226
*	United Co. RUSAL plc	2,201,876	1,214
	Champion REIT	2,711,000	1,197
*,^	Brightoil Petroleum Holdings Ltd.	3,490,000	1,112
	Dah Sing Financial Holdings Ltd.	177,321	1,104
	Lifestyle International Holdings Ltd.	551,500	1,043
	Shun Tak Holdings Ltd.	2,025,625	1,031
	Kerry Logistics Network Ltd.	596,000	978
	China Travel International Investment Hong Kong Ltd.	3,114,000	969
	Great Eagle Holdings Ltd.	284,000	955
^	Xinyi Solar Holdings Ltd.	2,670,000	906
^	Shougang Fushan Resources Group Ltd.	3,994,000	901
*,^	Macau Legend Development Ltd.	1,778,000	894
	Shui On Land Ltd.	3,790,700	864
	Towngas China Co. Ltd.	749,921	787
^	SA Sa International Holdings Ltd.	1,093,844	763
	Dah Sing Banking Group Ltd.	410,063	744
	Texwinca Holdings Ltd.	660,000	579
*,^	China Rongsheng Heavy Industries Group Holdings Ltd.	3,311,729	530
	Parkson Retail Group Ltd.	1,727,000	507
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,269,000	506
	Kowloon Development Co. Ltd.	406,000	485
	Hopewell Highway Infrastructure Ltd.	1,001,600	484
*	Sun Hung Kai Properties Ltd. Warrants Exp. 04/08/2016	145,219	315
^	Hutchison Harbour Ring Ltd.	2,988,000	275
*	China Taiping Insurance Holdings Rights Exp. 11/18/2014	201,180	123
			591,953
Hungary (0.0%)
	OTP Bank plc	223,797	3,708
	Richter Gedeon Nyrt	175,965	2,686
	MOL Hungarian Oil & Gas plc	55,821	2,660
*	Magyar Telekom Telecommunications plc	440,019	608
			9,662
India (2.2%)
^	Infosys Ltd. ADR	550,088	36,779
	Housing Development Finance Corp.	1,831,469	33,025
	Tata Consultancy Services Ltd.	553,154	23,725
	HDFC Bank Ltd. ADR	408,010	21,392
2	Reliance Industries Ltd. GDR	646,863	20,985
	ICICI Bank Ltd. ADR	320,865	18,084
	Oil & Natural Gas Corp. Ltd.	2,411,410	16,091
	ITC Ltd.	2,238,829	12,972
	Sun Pharmaceutical Industries Ltd.	897,189	12,351
	Hindustan Unilever Ltd.	840,235	10,103
	Tata Motors Ltd.	1,121,409	9,930
	Bharti Airtel Ltd.	1,497,598	9,728

14

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
Reliance Industries Ltd.	587,858	9,578
* Axis Bank Ltd.	1,327,407	9,515
State Bank of India GDR	93,745	8,239
HCL Technologies Ltd.	312,215	8,182
Mahindra & Mahindra Ltd.	352,891	7,506
Wipro Ltd. ADR	583,220	7,115
Larsen & Toubro Ltd.	257,300	6,935
Kotak Mahindra Bank Ltd.	363,217	6,614
Sesa Sterlite Ltd.	1,557,753	6,547
NTPC Ltd.	2,323,969	5,680
Tech Mahindra Ltd.	131,172	5,400
Dr Reddy's Laboratories Ltd. ADR	98,166	5,133
Hero MotoCorp Ltd.	94,391	4,738
Maruti Suzuki India Ltd.	84,795	4,633
Coal India Ltd.	746,228	4,534
Idea Cellular Ltd.	1,663,123	4,445
Power Grid Corp. of India Ltd.	1,867,139	4,433
Cipla Ltd.	379,716	4,151
Lupin Ltd.	173,570	3,867
Asian Paints Ltd.	340,002	3,667
IndusInd Bank Ltd.	303,585	3,564
Bajaj Auto Ltd.	81,750	3,476
* United Spirits Ltd.	71,543	3,225
Ultratech Cement Ltd.	75,960	3,171
Zee Entertainment Enterprises Ltd.	546,722	3,086
GAIL India Ltd.	357,534	3,079
JSW Steel Ltd.	139,639	2,879
Bharat Heavy Electricals Ltd.	673,468	2,815
Nestle India Ltd.	26,570	2,724
Ambuja Cements Ltd.	721,253	2,688
Adani Ports & Special Economic Zone Ltd.	570,890	2,655
Hindalco Industries Ltd.	981,398	2,616
Yes Bank Ltd.	233,337	2,605
NMDC Ltd.	910,503	2,546
Bharti Infratel Ltd.	527,846	2,534
Cairn India Ltd.	532,960	2,475
Aurobindo Pharma Ltd.	154,824	2,442
IDFC Ltd.	952,848	2,430
Adani Enterprises Ltd.	305,050	2,405
Bharat Petroleum Corp. Ltd.	199,415	2,380
Dabur India Ltd.	621,259	2,302
Shriram Transport Finance Co. Ltd.	147,648	2,294
Godrej Consumer Products Ltd.	140,250	2,214
Indian Oil Corp. Ltd.	362,429	2,172
Tata Steel Ltd.	267,847	2,161
* Reliance Communications Ltd.	1,163,107	2,011
Rural Electrification Corp. Ltd.	398,692	1,960
Tata Power Co. Ltd.	1,131,636	1,737
Titan Co. Ltd.	267,853	1,724
Motherson Sumi Systems Ltd.	244,683	1,688
Power Finance Corp. Ltd.	362,960	1,672
Grasim Industries Ltd.	27,587	1,576
Eicher Motors Ltd.	7,492	1,574
Mahindra & Mahindra Financial Services Ltd.	323,420	1,560
Reliance Infrastructure Ltd.	147,894	1,534
Bank of Baroda	99,853	1,514
* Ranbaxy Laboratories Ltd.	145,069	1,496
Glenmark Pharmaceuticals Ltd.	127,192	1,490
Siemens Ltd.	102,177	1,453
Bharat Forge Ltd.	109,015	1,443
Shree Cement Ltd.	9,652	1,433
Oil India Ltd.	135,261	1,412
Oracle Financial Services Software Ltd.	24,892	1,386
Divi's Laboratories Ltd.	44,983	1,374

15

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
Steel Authority of India Ltd.	978,782	1,324
Indiabulls Housing Finance Ltd.	190,150	1,301
Cadila Healthcare Ltd.	56,111	1,283
Piramal Enterprises Ltd.	97,223	1,273
ACC Ltd.	51,267	1,252
Punjab National Bank	81,393	1,234
Hindustan Petroleum Corp. Ltd.	133,397	1,169
Jindal Steel & Power Ltd.	428,963	1,130
ABB India Ltd.	58,607	1,120
Reliance Capital Ltd.	139,880	1,085
ICICI Bank Ltd.	40,295	1,069
GlaxoSmithKline Consumer Healthcare Ltd.	11,831	1,066
Colgate-Palmolive India Ltd.	37,601	1,039
GlaxoSmithKline Pharmaceuticals Ltd.	22,784	1,009
DLF Ltd.	486,907	989
HDFC Bank Ltd.	64,797	963
Cummins India Ltd.	78,667	937
Castrol India Ltd.	138,471	935
Aditya Birla Nuvo Ltd.	33,586	921
Infosys Ltd.	13,464	895
United Breweries Ltd.	75,704	861
Hindustan Zinc Ltd.	296,781	829
* Reliance Power Ltd.	653,447	812
Dr Reddy's Laboratories Ltd.	14,261	736
Bajaj Holdings & Investment Ltd.	31,525	721
Wipro Ltd.	75,365	695
Union Bank of India	188,519	694
Canara Bank	105,157	690
Bank of India	146,073	680
Bharat Electronics Ltd.	19,420	659
Exide Industries Ltd.	250,282	642
JSW Energy Ltd.	484,420	639
Mphasis Ltd.	96,829	633
GMR Infrastructure Ltd.	1,759,641	628
* Ashok Leyland Ltd.	808,985	612
* Jaiprakash Associates Ltd.	1,121,951	574
NHPC Ltd.	1,633,715	549
* Adani Power Ltd.	689,830	539
Crompton Greaves Ltd.	175,398	538
* Unitech Ltd.	1,523,516	519
Wockhardt Ltd.	40,782	503
Sun TV Network Ltd.	94,259	501
Tata Communications Ltd.	72,669	477
IDBI Bank Ltd.	356,488	411
Tata Chemicals Ltd.	61,655	410
Torrent Power Ltd.	143,644	385
Great Eastern Shipping Co. Ltd.	57,738	378
Godrej Industries Ltd.	73,817	363
* Essar Oil Ltd.	172,738	342
Oriental Bank of Commerce	72,758	339
* Mangalore Refinery & Petrochemicals Ltd.	276,782	268
Corp Bank	22,522	124
		482,797
Indonesia (0.5%)
Bank Central Asia Tbk PT	14,434,800	15,618
Telekomunikasi Indonesia Persero Tbk PT	59,307,400	13,613
Astra International Tbk PT	23,691,458	13,447
Bank Rakyat Indonesia Persero Tbk PT	12,609,900	11,590
Bank Mandiri Persero Tbk PT	10,933,478	9,383
Perusahaan Gas Negara Persero Tbk PT	12,365,400	6,092
Semen Indonesia Persero Tbk PT	3,708,900	4,940
Bank Negara Indonesia Persero Tbk PT	8,648,644	4,262
Unilever Indonesia Tbk PT	1,469,600	3,699
Kalbe Farma Tbk PT	24,580,181	3,469

16

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
Indocement Tunggal Prakarsa Tbk PT	1,604,900	3,232
Charoen Pokphand Indonesia Tbk PT	9,029,700	3,140
United Tractors Tbk PT	1,989,558	3,071
Indofood Sukses Makmur Tbk PT	5,404,800	3,056
Gudang Garam Tbk PT	536,700	2,566
Tower Bersama Infrastructure Tbk PT	2,273,700	1,677
Adaro Energy Tbk PT	17,570,458	1,669
Indofood CBP Sukses Makmur Tbk PT	1,729,700	1,584
XL Axiata Tbk PT	3,296,500	1,508
Media Nusantara Citra Tbk PT	5,807,500	1,347
Bank Danamon Indonesia Tbk PT	3,401,894	1,192
Surya Citra Media Tbk PT	4,201,900	1,187
Jasa Marga Persero Tbk PT	2,131,500	1,132
Tambang Batubara Bukit Asam Persero Tbk PT	805,000	863
Astra Agro Lestari Tbk PT	400,000	784
Indo Tambangraya Megah Tbk PT	444,600	780
Global Mediacom Tbk PT	4,668,800	758
Vale Indonesia Tbk PT	2,111,500	670
* Indosat Tbk PT	1,188,500	360
Aneka Tambang Persero Tbk PT	3,116,500	250
		116,939
Ireland (0.2%)
* Bank of Ireland	32,662,146	12,847
Kerry Group plc Class A	173,059	11,764
* Ryanair Holdings plc ADR	156,180	8,674
Smurfit Kappa Group plc	274,514	5,671
* Ryanair Holdings plc	20,481	195
* Irish Bank Resolution Corp. Ltd.	236,607	—
		39,151
Israel (0.5%)
Teva Pharmaceutical Industries Ltd.	1,117,389	63,176
Bank Hapoalim BM	1,146,377	5,861
* Bank Leumi Le-Israel BM	1,525,796	5,460
Bezeq The Israeli Telecommunication Corp. Ltd.	2,261,604	3,837
Israel Chemicals Ltd.	544,206	3,671
NICE-Systems Ltd.	71,907	2,907
Elbit Systems Ltd.	35,225	2,148
* Israel Discount Bank Ltd. Class A	1,207,654	1,954
Delek Group Ltd.	5,294	1,817
Azrieli Group	45,751	1,474
* Mizrahi Tefahot Bank Ltd.	123,311	1,365
* Israel Corp. Ltd.	2,583	1,272
Gazit-Globe Ltd.	105,669	1,233
Frutarom Industries Ltd.	39,524	984
Shikun & Binui Ltd.	426,100	973
Osem Investments Ltd.	40,567	784
Paz Oil Co. Ltd.	4,811	686
* EZchip Semiconductor Ltd.	29,223	604
* Partner Communications Co. Ltd.	91,767	602
Strauss Group Ltd.	35,763	578
Harel Insurance Investments & Financial Services Ltd.	111,920	562
Cellcom Israel Ltd. (Registered)	50,556	513
* Delek Energy Systems Ltd.	709	456
* Oil Refineries Ltd.	1,179,965	382
Melisron Ltd.	14,451	378
Ormat Industries	53,230	362
* Clal Insurance Enterprises Holdings Ltd.	22,729	359
First International Bank Of Israel Ltd.	22,480	315
Migdal Insurance & Financial Holding Ltd.	232,284	313
Delek Automotive Systems Ltd.	29,330	297
Shufersal Ltd.	56,514	139
		105,462

17

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
Italy (1.7%)
	Eni SPA	2,922,782	62,248
	Intesa Sanpaolo SPA (Registered)	13,980,648	41,042
	Enel SPA	7,698,722	39,317
	UniCredit SPA	5,361,493	38,771
	Assicurazioni Generali SPA	1,495,293	30,650
*	Telecom Italia SPA (Registered)	12,360,720	13,964
	Snam SPA	2,486,147	13,445
*,^	Fiat Chrysler Automobiles NV	1,003,687	11,201
	Atlantia SPA	468,304	11,024
	Luxottica Group SPA	207,114	10,540
	CNH Industrial NV	1,083,580	8,834
	Terna Rete Elettrica Nazionale SPA	1,686,958	8,504
	Unione di Banche Italiane SCpA	1,026,327	8,048
	Telecom Italia SPA (Bearer)	7,102,595	6,350
	Banco Popolare SC	425,813	6,173
*	Mediobanca SPA	648,247	5,713
	Tenaris SA	285,167	5,643
	Tenaris SA ADR	137,850	5,464
	Pirelli & C. SPA	398,426	5,336
	Exor SPA	115,107	5,019
*	Saipem SPA	297,732	4,671
	Enel Green Power SPA	1,830,477	4,499
	Prysmian SPA	248,146	4,297
*	Finmeccanica SPA	448,113	4,045
	Banca Monte dei Paschi di Siena SPA	5,213,829	3,968
*	Mediaset SPA	817,175	2,733
	UnipolSai SPA	985,036	2,646
	Davide Campari-Milano SPA	335,357	2,412
	Mediolanum SPA	310,323	2,090
^	GTECH SPA	78,037	1,818
	Salvatore Ferragamo SPA	55,866	1,320
	Buzzi Unicem SPA	87,080	1,177
	UnipolSai SPA	436,104	1,165
	Parmalat SPA	375,794	1,130
			375,257
Japan (16.3%)
	Toyota Motor Corp.	3,142,549	189,044
	Mitsubishi UFJ Financial Group Inc.	16,787,007	100,094
	SoftBank Corp.	1,116,654	82,743
	Honda Motor Co. Ltd.	2,127,446	67,689
	Sumitomo Mitsui Financial Group Inc.	1,593,714	64,785
	Mizuho Financial Group Inc.	28,389,891	51,734
	Hitachi Ltd.	5,501,350	44,172
	Japan Tobacco Inc.	1,250,500	43,326
	KDDI Corp.	647,822	41,735
	Astellas Pharma Inc.	2,640,180	41,704
	Canon Inc.	1,342,177	41,336
	FANUC Corp.	232,683	40,881
	Takeda Pharmaceutical Co. Ltd.	918,231	40,054
	Mitsubishi Estate Co. Ltd.	1,498,247	38,475
	Seven & I Holdings Co. Ltd.	925,729	36,553
	Mitsui Fudosan Co. Ltd.	1,125,500	36,451
	East Japan Railway Co.	450,526	35,630
	Central Japan Railway Co.	224,712	34,669
	Mitsubishi Corp.	1,677,394	33,442
	Shin-Etsu Chemical Co. Ltd.	489,066	31,813
	Mitsui & Co. Ltd.	2,052,718	31,450
	Mitsubishi Electric Corp.	2,343,148	30,555
	Panasonic Corp.	2,523,084	30,435
	NTT DOCOMO Inc.	1,668,300	27,972
	Nissan Motor Co. Ltd.	3,009,425	27,855
	Tokio Marine Holdings Inc.	846,427	27,429
	Nippon Telegraph & Telephone Corp.	437,457	27,328

18

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
Komatsu Ltd.	1,130,800	27,172
Murata Manufacturing Co. Ltd.	237,100	26,964
Nippon Steel & Sumitomo Metal Corp.	10,038,069	26,921
Bridgestone Corp.	788,997	26,368
Denso Corp.	564,645	26,295
Keyence Corp.	54,121	26,169
Nomura Holdings Inc.	4,167,200	26,130
Fuji Heavy Industries Ltd.	742,100	25,179
Mitsubishi Heavy Industries Ltd.	3,790,890	24,073
Kao Corp.	623,300	23,911
Sony Corp.	1,181,300	23,804
Kubota Corp.	1,483,266	23,713
Fast Retailing Co. Ltd.	62,900	23,342
ITOCHU Corp.	1,843,058	22,565
Toshiba Corp.	4,880,452	21,800
ORIX Corp.	1,533,300	21,467
SMC Corp.	73,653	21,345
Dai-ichi Life Insurance Co. Ltd.	1,338,300	20,365
Daikin Industries Ltd.	316,014	19,897
Sumitomo Realty & Development Co. Ltd.	517,762	19,617
Hoya Corp.	513,700	18,781
Sumitomo Mitsui Trust Holdings Inc.	4,534,168	18,696
Kyocera Corp.	382,424	17,944
FUJIFILM Holdings Corp.	543,272	17,866
Nidec Corp.	264,192	17,360
Suzuki Motor Corp.	494,000	16,793
Daiwa Securities Group Inc.	2,065,500	16,463
Otsuka Holdings Co. Ltd.	455,200	16,319
Tokyo Gas Co. Ltd.	2,801,242	16,303
Asahi Group Holdings Ltd.	511,083	15,998
Secom Co. Ltd.	244,744	15,172
Mazda Motor Corp.	631,200	15,166
Daiwa House Industry Co. Ltd.	762,406	14,693
Sumitomo Corp.	1,328,438	14,378
MS&AD Insurance Group Holdings Inc.	643,475	14,120
Inpex Corp.	1,093,400	14,014
Kirin Holdings Co. Ltd.	1,052,056	13,753
Nintendo Co. Ltd.	126,000	13,706
Oriental Land Co. Ltd.	62,601	13,661
Asahi Kasei Corp.	1,576,407	13,095
Resona Holdings Inc.	2,233,273	12,990
Fujitsu Ltd.	2,104,055	12,876
* Olympus Corp.	351,937	12,869
Marubeni Corp.	1,971,374	12,819
Eisai Co. Ltd.	326,811	12,804
Omron Corp.	261,500	12,685
Tokyo Electron Ltd.	203,566	12,632
Ajinomoto Co. Inc.	668,697	12,548
Shimano Inc.	93,100	12,514
Sumitomo Electric Industries Ltd.	910,094	12,512
Toray Industries Inc.	1,840,390	12,462
Daiichi Sankyo Co. Ltd.	822,540	12,442
JX Holdings Inc.	2,859,130	12,419
JFE Holdings Inc.	611,200	12,239
Sompo Japan Nipponkoa Holdings Inc.	459,500	11,791
Daito Trust Construction Co. Ltd.	90,600	11,441
Ono Pharmaceutical Co. Ltd.	110,300	11,305
NEC Corp.	3,088,000	11,133
Terumo Corp.	430,602	10,943
West Japan Railway Co.	225,794	10,897
Nitto Denko Corp.	195,059	10,750
Rakuten Inc.	925,000	10,577
Yamato Holdings Co. Ltd.	477,758	10,299
T&D Holdings Inc.	785,079	10,264

19

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
* Chubu Electric Power Co. Inc.	843,265	10,160
Isuzu Motors Ltd.	754,600	10,099
Tokyu Corp.	1,494,537	9,973
Dentsu Inc.	265,218	9,939
Unicharm Corp.	419,979	9,837
Shionogi & Co. Ltd.	378,300	9,834
Toyota Industries Corp.	200,757	9,638
Osaka Gas Co. Ltd.	2,336,921	9,417
* Kansai Electric Power Co. Inc.	919,500	9,169
Hankyu Hanshin Holdings Inc.	1,493,700	8,995
Sumitomo Metal Mining Co. Ltd.	631,700	8,887
Ricoh Co. Ltd.	832,441	8,825
Makita Corp.	149,500	8,759
Bank of Yokohama Ltd.	1,491,869	8,700
Sekisui House Ltd.	676,289	8,462
TDK Corp.	145,400	8,389
IHI Corp.	1,678,000	8,285
Aeon Co. Ltd.	822,200	8,276
Japan Exchange Group Inc.	327,100	8,204
Mitsubishi Chemical Holdings Corp.	1,613,815	8,088
Sysmex Corp.	181,720	7,993
Chugai Pharmaceutical Co. Ltd.	262,100	7,983
Seiko Epson Corp.	166,000	7,861
Shizuoka Bank Ltd.	749,877	7,843
Aisin Seiki Co. Ltd.	233,909	7,843
Shiseido Co. Ltd.	465,799	7,791
Mitsubishi Motors Corp.	735,820	7,746
NSK Ltd.	566,000	7,604
Kintetsu Corp.	2,125,500	7,456
LIXIL Group Corp.	335,573	7,407
Dai Nippon Printing Co. Ltd.	734,566	7,322
NGK Insulators Ltd.	331,000	7,307
Kawasaki Heavy Industries Ltd.	1,822,037	7,233
Yakult Honsha Co. Ltd.	129,840	7,224
MEIJI Holdings Co. Ltd.	84,245	7,180
Tohoku Electric Power Co. Inc.	566,900	7,170
Taisei Corp.	1,263,700	7,140
Konica Minolta Inc.	630,089	7,131
Rohm Co. Ltd.	113,100	7,042
Odakyu Electric Railway Co. Ltd.	736,210	6,997
JGC Corp.	264,604	6,960
NGK Spark Plug Co. Ltd.	260,008	6,898
Toyota Tsusho Corp.	267,902	6,810
* Recruit Holdings Co. Ltd.	205,250	6,752
Chiba Bank Ltd.	934,500	6,688
Tobu Railway Co. Ltd.	1,262,690	6,454
Asahi Glass Co. Ltd.	1,214,300	6,404
Sumitomo Chemical Co. Ltd.	1,830,500	6,389
Yamaha Motor Co. Ltd.	331,700	6,384
Sekisui Chemical Co. Ltd.	508,000	6,315
* Tokyo Electric Power Co. Inc.	1,720,563	6,248
Nippon Paint Holdings Co. Ltd.	272,000	6,203
Electric Power Development Co. Ltd.	174,900	6,050
* Kyushu Electric Power Co. Inc.	551,348	6,033
Isetan Mitsukoshi Holdings Ltd.	426,840	5,869
Nitori Holdings Co. Ltd.	91,182	5,869
NTT Data Corp.	149,200	5,866
Shimizu Corp.	779,000	5,829
Minebea Co. Ltd.	418,000	5,799
Kobe Steel Ltd.	3,593,000	5,785
Santen Pharmaceutical Co. Ltd.	95,900	5,756
Bandai Namco Holdings Inc.	230,900	5,711
Obayashi Corp.	807,700	5,679
Nikon Corp.	414,020	5,679

20

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
Yahoo Japan Corp.	1,595,400	5,648
Keio Corp.	721,031	5,551
Brother Industries Ltd.	301,300	5,517
Suntory Beverage & Food Ltd.	150,900	5,438
NH Foods Ltd.	231,000	5,357
Lawson Inc.	78,300	5,354
Taiheiyo Cement Corp.	1,425,000	5,237
Fukuoka Financial Group Inc.	1,008,700	5,236
Kikkoman Corp.	226,000	5,232
Nippon Yusen KK	1,936,700	5,112
Asics Corp.	218,900	5,049
Nissin Foods Holdings Co. Ltd.	94,400	5,045
Chugoku Electric Power Co. Inc.	377,100	5,036
Toppan Printing Co. Ltd.	727,000	5,011
Keikyu Corp.	592,657	4,982
Aozora Bank Ltd.	1,371,488	4,895
Shinsei Bank Ltd.	2,154,000	4,846
Nippon Express Co. Ltd.	1,081,500	4,809
*,^ Sharp Corp.	1,876,657	4,802
Kuraray Co. Ltd.	409,000	4,801
Suruga Bank Ltd.	227,000	4,795
Kansai Paint Co. Ltd.	307,000	4,761
Joyo Bank Ltd.	867,072	4,711
Mitsubishi Materials Corp.	1,477,000	4,695
^ Casio Computer Co. Ltd.	290,926	4,685
Hino Motors Ltd.	317,200	4,661
Kajima Corp.	1,009,200	4,585
Hirose Electric Co. Ltd.	36,800	4,569
Koito Manufacturing Co. Ltd.	146,600	4,536
Nagoya Railroad Co. Ltd.	1,027,000	4,507
Daicel Corp.	371,000	4,378
JTEKT Corp.	269,500	4,365
Tokyo Tatemono Co. Ltd.	484,000	4,263
JSR Corp.	233,200	4,250
Trend Micro Inc.	124,700	4,222
Yokogawa Electric Corp.	298,100	4,219
Mitsui OSK Lines Ltd.	1,319,500	4,199
TOTO Ltd.	370,000	4,179
USS Co. Ltd.	258,200	4,172
Rinnai Corp.	46,000	4,119
Don Quijote Holdings Co. Ltd.	67,700	4,088
Credit Saison Co. Ltd.	191,584	4,076
Mitsubishi Tanabe Pharma Corp.	264,700	4,070
Oji Holdings Corp.	1,127,200	4,069
Toyo Suisan Kaisha Ltd.	117,000	4,043
Keisei Electric Railway Co. Ltd.	339,000	4,033
J Front Retailing Co. Ltd.	298,500	4,004
Iyo Bank Ltd.	366,900	3,974
Nomura Research Institute Ltd.	118,400	3,941
Taisho Pharmaceutical Holdings Co. Ltd.	55,200	3,926
Sega Sammy Holdings Inc.	244,800	3,916
Tokyu Fudosan Holdings Corp.	550,423	3,916
Hulic Co. Ltd.	349,743	3,906
Yaskawa Electric Corp.	297,900	3,901
Hitachi Metals Ltd.	226,000	3,877
Amada Co. Ltd.	434,300	3,872
Ryohin Keikaku Co. Ltd.	28,300	3,848
Stanley Electric Co. Ltd.	186,000	3,825
THK Co. Ltd.	149,100	3,803
Japan Airlines Co. Ltd.	142,588	3,799
Hamamatsu Photonics KK	81,900	3,789
Sumitomo Heavy Industries Ltd.	669,200	3,781
Bank of Kyoto Ltd.	429,000	3,754
Kyowa Hakko Kirin Co. Ltd.	318,000	3,724

21

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
Hiroshima Bank Ltd.	724,200	3,675
Alps Electric Co. Ltd.	208,400	3,608
Hachijuni Bank Ltd.	579,000	3,600
NOK Corp.	135,900	3,556
M3 Inc.	209,800	3,536
Nabtesco Corp.	141,100	3,534
Gunma Bank Ltd.	553,000	3,502
Daihatsu Motor Co. Ltd.	246,300	3,438
Keihan Electric Railway Co. Ltd.	673,000	3,411
Seven Bank Ltd.	806,460	3,373
Toho Gas Co. Ltd.	607,000	3,341
Sony Financial Holdings Inc.	206,600	3,335
Air Water Inc.	207,000	3,329
MISUMI Group Inc.	104,084	3,328
Toho Co. Ltd.	143,400	3,322
Hokuhoku Financial Group Inc.	1,672,000	3,319
ANA Holdings Inc.	1,383,258	3,313
^ Yamada Denki Co. Ltd.	1,030,900	3,312
Nissan Chemical Industries Ltd.	173,900	3,282
* Mitsui Chemicals Inc.	1,104,000	3,271
^ Seibu Holdings Inc.	171,771	3,265
Hisamitsu Pharmaceutical Co. Inc.	96,401	3,259
Hokuriku Electric Power Co.	236,400	3,221
Mitsubishi UFJ Lease & Finance Co. Ltd.	596,400	3,176
Tosoh Corp.	717,000	3,167
Chugoku Bank Ltd.	209,300	3,151
Calbee Inc.	87,904	3,149
Nisshin Seifun Group Inc.	314,325	3,138
Shimadzu Corp.	353,000	3,132
Fuji Electric Co. Ltd.	701,000	3,115
^ Taiyo Nippon Sanso Corp.	344,000	3,081
Mitsubishi Gas Chemical Co. Inc.	505,000	3,043
SBI Holdings Inc.	259,850	3,017
Yokohama Rubber Co. Ltd.	330,000	3,004
Ebara Corp.	535,000	3,000
TonenGeneral Sekiyu KK	340,000	2,997
FamilyMart Co. Ltd.	74,500	2,987
Hakuhodo DY Holdings Inc.	296,300	2,980
Alfresa Holdings Corp.	229,200	2,959
Kurita Water Industries Ltd.	136,900	2,953
Obic Co. Ltd.	80,700	2,947
Miraca Holdings Inc.	69,500	2,947
Benesse Holdings Inc.	92,900	2,946
Sumitomo Rubber Industries Ltd.	212,800	2,939
Nankai Electric Railway Co. Ltd.	605,000	2,936
Hoshizaki Electric Co. Ltd.	58,693	2,917
Yamaha Corp.	209,700	2,909
Mabuchi Motor Co. Ltd.	32,500	2,882
Shimamura Co. Ltd.	32,432	2,865
Kamigumi Co. Ltd.	289,000	2,860
Japan Airport Terminal Co. Ltd.	69,200	2,811
Teijin Ltd.	1,152,000	2,811
Takashimaya Co. Ltd.	336,000	2,807
NTN Corp.	626,000	2,803
AEON Financial Service Co. Ltd.	130,100	2,786
Yamaguchi Financial Group Inc.	287,000	2,763
Pigeon Corp.	43,900	2,758
COMSYS Holdings Corp.	151,200	2,743
Nippon Kayaku Co. Ltd.	206,000	2,736
Marui Group Co. Ltd.	315,800	2,695
Mitsubishi Logistics Corp.	171,000	2,634
Hitachi Construction Machinery Co. Ltd.	126,000	2,598
* Shikoku Electric Power Co. Inc.	187,172	2,588
Citizen Holdings Co. Ltd.	394,200	2,586

22

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
Zenkoku Hosho Co. Ltd.	80,500	2,586
Tsuruha Holdings Inc.	42,708	2,557
Haseko Corp.	335,200	2,503
Sawai Pharmaceutical Co. Ltd.	41,700	2,497
Nishi-Nippon City Bank Ltd.	888,700	2,493
Toyo Seikan Group Holdings Ltd.	201,900	2,480
Nomura Real Estate Holdings Inc.	138,600	2,472
Kobayashi Pharmaceutical Co. Ltd.	39,000	2,468
Suzuken Co. Ltd.	90,025	2,458
Nihon Kohden Corp.	48,000	2,440
Kawasaki Kisen Kaisha Ltd.	1,055,000	2,436
77 Bank Ltd.	428,000	2,427
Showa Denko KK	1,818,200	2,423
MediPal Holdings Corp.	213,700	2,409
Kewpie Corp.	137,100	2,401
Sugi Holdings Co. Ltd.	53,965	2,394
Dowa Holdings Co. Ltd.	276,000	2,361
Hitachi High-Technologies Corp.	76,000	2,358
Advantest Corp.	201,900	2,357
Nippon Electric Glass Co. Ltd.	498,500	2,355
GS Yuasa Corp.	463,000	2,330
Nippon Shokubai Co. Ltd.	189,000	2,319
Konami Corp.	115,100	2,310
Idemitsu Kosan Co. Ltd.	116,500	2,306
Sankyo Co. Ltd.	62,400	2,293
NHK Spring Co. Ltd.	244,300	2,278
Kaneka Corp.	409,000	2,268
^ Sumitomo Dainippon Pharma Co. Ltd.	191,900	2,262
Sojitz Corp.	1,493,600	2,242
Nippon Shinyaku Co. Ltd.	75,000	2,239
Kaken Pharmaceutical Co. Ltd.	87,201	2,223
Otsuka Corp.	59,300	2,222
Zeon Corp.	236,000	2,217
Aeon Mall Co. Ltd.	118,380	2,208
Hitachi Chemical Co. Ltd.	121,500	2,195
Iida Group Holdings Co. Ltd.	188,700	2,184
^ Sanrio Co. Ltd.	73,888	2,121
Kakaku.com Inc.	154,388	2,114
Chiyoda Corp.	203,000	2,110
Azbil Corp.	85,100	2,087
Yamazaki Baking Co. Ltd.	170,000	2,082
Ibiden Co. Ltd.	137,000	2,067
Topcon Corp.	87,400	2,060
DIC Corp.	981,700	2,034
Sundrug Co. Ltd.	40,600	1,997
Showa Shell Sekiyu KK	230,700	1,987
Tadano Ltd.	135,000	1,972
Tokai Tokyo Financial Holdings Inc.	284,700	1,967
Sotetsu Holdings Inc.	516,000	1,963
Mitsui Engineering & Shipbuilding Co. Ltd.	890,700	1,959
Ezaki Glico Co. Ltd.	60,000	1,952
Disco Corp.	28,400	1,949
Sapporo Holdings Ltd.	446,200	1,947
Toyo Tire & Rubber Co. Ltd.	116,200	1,942
^ Sumco Corp.	139,700	1,917
Sohgo Security Services Co. Ltd.	80,400	1,908
Nagase & Co. Ltd.	144,300	1,884
Maruichi Steel Tube Ltd.	77,700	1,870
Ube Industries Ltd.	1,232,000	1,867
^ Dena Co. Ltd.	144,000	1,866
* Hokkaido Electric Power Co. Inc.	219,800	1,848
Glory Ltd.	69,000	1,832
Resorttrust Inc.	75,300	1,827
Nippon Paper Industries Co. Ltd.	122,800	1,824

23

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
	Nishi-Nippon Railroad Co. Ltd.	451,000	1,821
	Tsumura & Co.	79,400	1,807
	Takara Holdings Inc.	225,300	1,801
	Denki Kagaku Kogyo KK	542,000	1,777
	Park24 Co. Ltd.	116,800	1,776
	Lion Corp.	310,000	1,767
	Yamato Kogyo Co. Ltd.	52,400	1,760
	Square Enix Holdings Co. Ltd.	86,000	1,755
	Rohto Pharmaceutical Co. Ltd.	118,800	1,737
	Shiga Bank Ltd.	306,000	1,733
	Temp Holdings Co. Ltd.	52,200	1,731
	Juroku Bank Ltd.	434,000	1,730
	Okasan Securities Group Inc.	227,000	1,716
	H2O Retailing Corp.	99,500	1,682
	Mitsui Mining & Smelting Co. Ltd.	649,000	1,673
	Toyoda Gosei Co. Ltd.	87,500	1,655
	Fujikura Ltd.	386,000	1,647
	Sumitomo Forestry Co. Ltd.	152,200	1,622
	Ushio Inc.	152,000	1,620
	Coca-Cola East Japan Co. Ltd.	89,500	1,614
	Wacoal Holdings Corp.	150,000	1,583
	Japan Aviation Electronics Industry Ltd.	79,000	1,577
	Daido Steel Co. Ltd.	405,700	1,575
	ABC-Mart Inc.	27,100	1,571
	Keiyo Bank Ltd.	295,000	1,569
*,^	Acom Co. Ltd.	483,100	1,569
	Shimachu Co. Ltd.	61,500	1,566
	Awa Bank Ltd.	256,500	1,556
	Oracle Corp. Japan	39,900	1,550
	NTT Urban Development Corp.	134,700	1,545
	Izumi Co. Ltd.	47,200	1,542
	Aoyama Trading Co. Ltd.	64,000	1,540
	DMG Mori Seiki Co. Ltd.	126,600	1,528
	Toyobo Co. Ltd.	1,056,000	1,524
	Kose Corp.	36,900	1,520
	House Foods Group Inc.	88,500	1,508
	Japan Steel Works Ltd.	423,500	1,503
	North Pacific Bank Ltd.	361,300	1,500
	Nisshinbo Holdings Inc.	180,000	1,490
	Nichirei Corp.	355,000	1,486
	TS Tech Co. Ltd.	60,500	1,485
	Seino Holdings Co. Ltd.	185,000	1,482
	SKY Perfect JSAT Holdings Inc.	237,600	1,478
	Century Tokyo Leasing Corp.	56,044	1,476
	Sumitomo Osaka Cement Co. Ltd.	467,000	1,473
^	Cosmos Pharmaceutical Corp.	10,102	1,461
	Senshu Ikeda Holdings Inc.	274,840	1,459
	SCSK Corp.	53,376	1,443
	Furukawa Electric Co. Ltd.	807,000	1,434
	San-In Godo Bank Ltd.	184,000	1,430
	Taiyo Yuden Co. Ltd.	134,500	1,412
	KYORIN Holdings Inc.	66,520	1,412
	SCREEN Holdings Co. Ltd.	256,000	1,401
^	Kagome Co. Ltd.	86,100	1,401
	Nexon Co. Ltd.	157,638	1,391
	Daishi Bank Ltd.	389,000	1,390
	UNY Group Holdings Co. Ltd.	262,400	1,389
*,^	Aiful Corp.	329,092	1,388
^	Ito En Ltd.	68,700	1,385
	Jafco Co. Ltd.	34,800	1,382
	Higo Bank Ltd.	239,200	1,380
	OKUMA Corp.	189,000	1,374
	Hitachi Capital Corp.	54,900	1,368
	Matsumotokiyoshi Holdings Co. Ltd.	45,200	1,356

24

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
	K's Holdings Corp.	48,544	1,326
	Kinden Corp.	126,000	1,326
	Musashino Bank Ltd.	38,100	1,313
	Start Today Co. Ltd.	59,100	1,304
	Canon Marketing Japan Inc.	62,500	1,300
	Anritsu Corp.	169,179	1,289
	Lintec Corp.	60,800	1,289
	Autobacs Seven Co. Ltd.	88,100	1,284
	Nissan Shatai Co. Ltd.	91,359	1,280
	Kagoshima Bank Ltd.	193,500	1,272
	Matsui Securities Co. Ltd.	129,900	1,248
*,^	Japan Display Inc.	410,200	1,236
	Nanto Bank Ltd.	299,000	1,222
	Itochu Techno-Solutions Corp.	30,100	1,221
	Hokkoku Bank Ltd.	347,000	1,217
	Shochiku Co. Ltd.	128,676	1,215
	Toda Corp.	278,000	1,215
^	Nipro Corp.	145,100	1,210
	Hyakugo Bank Ltd.	285,000	1,207
	Kissei Pharmaceutical Co. Ltd.	45,300	1,202
	Rengo Co. Ltd.	267,000	1,175
	Japan Petroleum Exploration Co.	35,500	1,171
	Hikari Tsushin Inc.	17,100	1,161
	HIS Co. Ltd.	43,600	1,155
	Tokai Rika Co. Ltd.	58,600	1,153
	Cosmo Oil Co. Ltd.	750,000	1,152
	Maeda Road Construction Co. Ltd.	71,895	1,114
	Nippo Corp.	59,531	1,106
*	Nippon Sheet Glass Co. Ltd.	1,085,344	1,056
	Coca-Cola West Co. Ltd.	73,200	1,052
	Mochida Pharmaceutical Co. Ltd.	16,600	1,048
	Toshiba TEC Corp.	144,000	1,044
	Nisshin Steel Co. Ltd.	109,100	1,031
	Fukuyama Transporting Co. Ltd.	202,000	1,028
	Hyakujushi Bank Ltd.	313,500	1,027
	KYB Co. Ltd.	234,476	1,026
	Calsonic Kansei Corp.	173,700	984
	Heiwa Corp.	45,900	946
	Exedy Corp.	37,026	942
	Asatsu-DK Inc.	36,400	928
	Onward Holdings Co. Ltd.	152,000	921
	Pola Orbis Holdings Inc.	21,868	917
	Nippon Television Holdings Inc.	59,500	911
	Capcom Co. Ltd.	56,800	870
^	Toyota Boshoku Corp.	75,100	868
	FP Corp.	29,106	851
^	Gree Inc.	121,800	849
	Komeri Co. Ltd.	35,100	801
	Fuji Media Holdings Inc.	53,500	730
*	Orient Corp.	327,532	677
	Hitachi Transport System Ltd.	50,800	675
	Kandenko Co. Ltd.	125,000	648
	Daikyo Inc.	340,000	644
	PanaHome Corp.	89,000	604
	NS Solutions Corp.	17,200	540
	Takata Corp.	40,800	534
	Tokyo Broadcasting System Holdings Inc.	47,300	530
	Shinko Electric Industries Co. Ltd.	81,800	474
	Toppan Forms Co. Ltd.	44,600	432
	Mitsubishi Shokuhin Co. Ltd.	18,502	429
	TV Asahi Holdings Corp.	26,100	415
	Sumitomo Real Estate Sales Co. Ltd.	15,620	355
	Sumitomo Riko Co. Ltd.	38,200	330

25

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
*,^	Aplus Financial Co. Ltd.	101,100	132
			3,640,604
Malaysia (0.9%)
	Public Bank Bhd. (Local)	3,698,900	20,874
	Malayan Banking Bhd.	5,132,074	15,136
	Axiata Group Bhd.	5,910,024	12,702
	CIMB Group Holdings Bhd.	6,240,400	12,341
	Sime Darby Bhd.	3,711,197	10,939
	DiGi.Com Bhd.	4,452,566	8,424
	Genting Bhd.	2,626,100	7,813
	Tenaga Nasional Bhd.	1,661,100	6,748
	IOI Corp. Bhd.	4,436,465	6,597
	Petronas Chemicals Group Bhd.	3,442,468	6,451
	Maxis Bhd.	3,117,200	6,406
	Petronas Gas Bhd.	933,000	6,401
	IHH Healthcare Bhd.	3,239,500	4,878
	SapuraKencana Petroleum Bhd.	4,510,896	4,710
	Genting Malaysia Bhd.	3,556,400	4,668
	Kuala Lumpur Kepong Bhd.	627,900	4,390
	AMMB Holdings Bhd.	2,052,500	4,235
	Gamuda Bhd.	2,382,800	3,707
	MISC Bhd.	1,754,123	3,685
	British American Tobacco Malaysia Bhd.	170,700	3,611
	PPB Group Bhd.	692,500	3,333
	YTL Corp. Bhd.	6,464,953	3,264
	IJM Corp. Bhd.	1,420,720	2,992
	Hong Leong Bank Bhd.	672,060	2,987
	Telekom Malaysia Bhd.	1,280,100	2,817
	UMW Holdings Bhd.	772,700	2,752
	Felda Global Ventures Holdings Bhd.	2,210,700	2,461
	RHB Capital Bhd.	837,600	2,241
	Petronas Dagangan Bhd.	345,100	2,146
	Bumi Armada Bhd.	4,078,000	1,947
	Alliance Financial Group Bhd.	1,331,000	1,946
	Malaysia Airports Holdings Bhd.	869,200	1,911
	YTL Power International Bhd.	3,858,647	1,866
2	Astro Malaysia Holdings Bhd.	1,854,668	1,861
	IOI Properties Group Bhd.	2,005,332	1,684
	Lafarge Malaysia Bhd.	488,410	1,556
	Hong Leong Financial Group Bhd.	249,800	1,375
	AirAsia Bhd.	1,500,800	1,148
	KLCCP Stapled Group	547,000	1,144
	Berjaya Sports Toto Bhd.	961,730	1,052
	UEM Sunrise Bhd.	1,798,200	1,034
	SP Setia Bhd Group	999,800	1,007
	MMC Corp. Bhd.	1,006,400	813
*	Parkson Holdings Bhd.	789,088	605
	Malaysia Marine and Heavy Engineering Holdings Bhd.	445,200	309
			200,967
Mexico (1.1%)
	America Movil SAB de CV	35,453,595	43,256
	Fomento Economico Mexicano SAB de CV	2,566,134	24,681
	Grupo Televisa SAB	3,113,100	22,498
	Grupo Financiero Banorte SAB de CV	2,700,360	17,324
	Grupo Mexico SAB de CV Class B	4,618,855	15,870
	Wal-Mart de Mexico SAB de CV	6,707,453	15,506
*	Cemex SAB de CV ADR	969,684	11,927
	Alfa SAB de CV Class A	3,338,798	10,639
	Fibra Uno Administracion SA de CV	2,653,221	9,221
	Grupo Financiero Inbursa SAB de CV	2,459,000	7,385
	Grupo Bimbo SAB de CV Class A	2,228,528	6,519
*	Cemex SAB de CV	4,722,350	5,818
	Mexichem SAB de CV	1,330,755	5,444
	Coca-Cola Femsa SAB de CV	486,424	5,132

26

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
	Grupo Financiero Santander Mexico SAB de CV Class B	1,778,550	4,739
	Grupo Aeroportuario del Sureste SAB de CV Class B	266,761	3,566
	Industrias Penoles SAB de CV	152,259	3,417
*	Promotora y Operadora de Infraestructura SAB de CV	241,793	3,322
	Grupo Carso SAB de CV	575,100	3,286
	Compartamos SAB de CV	1,353,300	3,014
	Grupo Aeroportuario del Pacifico SAB de CV Class B	411,600	2,800
*	Genomma Lab Internacional SAB de CV Class B	957,946	2,418
	Kimberly-Clark de Mexico SAB de CV Class A	1,006,340	2,329
*	Gruma SAB de CV Class B	195,600	2,154
	Arca Continental SAB de CV	328,183	2,113
*	OHL Mexico SAB de CV	735,800	2,071
	Controladora Comercial Mexicana SAB de CV	514,200	2,015
	Grupo Elektra SAB DE CV	42,335	1,571
	Infraestructura Energetica Nova SAB de CV	226,709	1,388
	Grupo Comercial Chedraui SA de CV	356,400	1,254
	Grupo Lala SAB de CV	543,000	1,246
*	Minera Frisco SAB de CV	647,751	1,152
*	Industrias CH SAB de CV Class B	206,767	1,120
*	Industrias Bachoco SAB de CV Class B	187,300	953
	Organizacion Soriana SAB de CV Class B	289,100	945
	Grupo Sanborns SAB de CV	461,440	738
	Alpek SAB de CV	388,445	687
	Concentradora Fibra Danhos SA de CV	242,600	615
			250,133
Morocco (0.0%)
	Douja Promotion Groupe Addoha SA	142,052	789

Netherlands (2.0%)
	Unilever NV	1,846,683	71,699
*	ING Groep NV	4,582,238	65,847
	ASML Holding NV	396,004	39,515
	Koninklijke Philips NV	1,107,201	30,970
	Unibail-Rodamco SE	115,250	29,567
	Heineken NV	259,836	19,413
	Akzo Nobel NV	287,985	19,171
	Aegon NV	2,253,012	18,363
	Reed Elsevier NV	746,698	17,206
	Koninklijke Ahold NV	976,679	16,343
	ArcelorMittal	1,187,373	15,565
	Koninklijke DSM NV	206,770	12,964
	Koninklijke KPN NV	3,697,187	12,141
	Wolters Kluwer NV	348,487	9,308
*	Ziggo NV	171,095	8,368
	Heineken Holding NV	117,043	7,584
^	Gemalto NV	92,937	7,109
*	Altice SA	100,693	6,275
	Randstad Holding NV	127,392	5,627
	Boskalis Westminster NV	90,593	4,835
	Corio NV	81,332	3,960
	Koninklijke Vopak NV	78,077	3,914
*,^	OCI NV	97,552	3,403
	TNT Express NV	546,719	3,178
*	SBM Offshore NV	214,742	2,692
	Fugro NV	90,155	1,248
			436,265
New Zealand (0.1%)
	Fletcher Building Ltd.	806,189	5,422
	Spark New Zealand Ltd.	2,145,112	5,289
	Auckland International Airport Ltd.	1,138,550	3,504
	Ryman Healthcare Ltd.	483,322	2,866
	Fisher & Paykel Healthcare Corp. Ltd.	631,255	2,787
	SKYCITY Entertainment Group Ltd.	785,563	2,395
	SKY Network Television Ltd.	448,670	2,225

27

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
	Contact Energy Ltd.	425,868	2,062
*,^	Xero Ltd.	89,474	1,106
	Kiwi Income Property Trust	1,150,717	1,082
	Air New Zealand Ltd.	541,724	869
	Vector Ltd.	271,917	579
	Warehouse Group Ltd.	147,257	360
			30,546
Norway (0.5%)
	Statoil ASA	1,135,167	25,945
	DNB ASA	1,265,898	23,246
	Telenor ASA	823,990	18,517
	Yara International ASA	208,749	9,608
	Seadrill Ltd.	414,033	9,388
	Norsk Hydro ASA	1,584,735	8,863
	Orkla ASA	920,902	7,042
	Schibsted ASA	98,961	5,240
	Marine Harvest ASA	340,936	4,833
^	Gjensidige Forsikring ASA	201,616	3,661
	Subsea 7 SA	332,306	3,589
*,2	Aker Solutions ASA	175,045	1,134
^	Akastor ASA	175,045	604
			121,670
Other (0.1%)[3]
4	Vanguard FTSE Emerging Markets ETF	587,984	25,072

Peru (0.1%)
	Credicorp Ltd.	60,627	9,700
	Cia de Minas Buenaventura SAA ADR	264,433	2,433
	Volcan Cia Minera SAA Class B	1,298,916	378
			12,511
Philippines (0.3%)
	Philippine Long Distance Telephone Co.	100,530	7,017
	SM Investments Corp.	368,476	6,431
	Ayala Land Inc.	6,585,148	4,913
	Universal Robina Corp.	1,152,390	4,788
	Ayala Corp.	261,978	4,027
	Bank of the Philippine Islands	1,779,716	3,767
	BDO Unibank Inc.	1,659,218	3,623
	JG Summit Holdings Inc.	2,545,650	3,618
	SM Prime Holdings Inc.	9,019,945	3,526
	Aboitiz Equity Ventures Inc.	2,646,650	3,106
	Alliance Global Group Inc.	5,156,500	2,951
	International Container Terminal Services Inc.	1,061,310	2,776
	Jollibee Foods Corp.	553,110	2,436
	Metropolitan Bank & Trust Co.	1,215,490	2,234
	DMCI Holdings Inc.	6,053,450	2,185
	Aboitiz Power Corp.	2,219,380	2,046
	Manila Electric Co.	334,680	1,962
	GT Capital Holdings Inc.	77,060	1,738
	San Miguel Corp.	971,120	1,571
	Globe Telecom Inc.	34,120	1,281
	Energy Development Corp.	7,107,300	1,222
*	Bloomberry Resorts Corp.	3,198,200	1,115
	LT Group Inc.	3,109,773	988
	Petron Corp.	2,326,000	613
	Emperador Inc.	2,155,296	512
*	Travellers International Hotel Group Inc.	1,844,200	395
			70,841
Poland (0.4%)
	Powszechna Kasa Oszczednosci Bank Polski SA	1,020,643	11,351
	Powszechny Zaklad Ubezpieczen SA	66,765	10,014
	Bank Pekao SA	154,545	8,086
	KGHM Polska Miedz SA	163,181	6,297
	PGE SA	883,477	5,798

28

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
^	Polski Koncern Naftowy Orlen SA	394,170	4,910
	LPP SA	1,518	4,530
	Bank Zachodni WBK SA	34,236	3,879
	Polskie Gornictwo Naftowe i Gazownictwo SA	2,061,122	3,079
^	Energa SA	368,627	2,739
	Orange Polska SA	789,427	2,368
	mBank	14,832	2,196
	Cyfrowy Polsat SA	251,410	1,924
	Tauron Polska Energia SA	1,208,174	1,887
	ING Bank Slaski SA	36,597	1,515
	Bank Handlowy w Warszawie SA	36,444	1,231
*	Alior Bank SA	53,371	1,185
	Bank Millennium SA	469,155	1,163
	Enea SA	239,544	1,139
	Synthos SA	817,224	1,015
*,^	Getin Noble Bank SA	1,306,778	1,009
^	Eurocash SA	86,787	856
*,^	Jastrzebska Spolka Weglowa SA	78,973	679
			78,850
Portugal (0.1%)
	EDP - Energias de Portugal SA	3,014,816	12,997
	Galp Energia SGPS SA	444,949	6,468
*	Banco Comercial Portugues SA	44,022,885	4,978
	Jeronimo Martins SGPS SA	300,591	2,634
	EDP Renovaveis SA	248,611	1,620
^	Portugal Telecom SGPS SA	650,415	1,067
*	Banco Espirito Santo SA	3,873,216	97
			29,861
Russia (0.9%)
	Gazprom OAO ADR	5,479,010	36,364
	Lukoil OAO ADR	571,450	28,096
	Magnit PJSC GDR	330,992	22,205
	Sberbank of Russia	10,028,516	17,779
	NOVATEK OAO	1,333,336	13,707
	MMC Norilsk Nickel OJSC ADR	564,928	10,530
	Tatneft OAO ADR	280,009	9,993
	Rosneft OAO GDR	1,397,273	7,793
	Gazprom OAO	2,104,535	6,925
	Mobile Telesystems OJSC	1,000,920	5,934
	Surgutneftegas OAO ADR	845,193	5,569
	Sberbank of Russia ADR	677,900	5,156
	Uralkali OJSC	1,183,116	4,237
	AK Transneft OAO Preference Shares	1,844	4,030
2	VTB Bank OJSC GDR	1,594,518	3,018
	VTB Bank OJSC	2,914,708,867	2,711
	MegaFon OAO GDR	114,267	2,673
	RusHydro JSC	151,091,634	2,435
	Moscow Exchange MICEX-RTS OAO	1,678,490	2,264
	Severstal OAO GDR	195,051	2,063
	Rostelecom OJSC	639,878	1,596
	Rostelecom OJSC ADR	100,601	1,495
	Novolipetsk Steel OJSC	1,045,493	1,345
	Mobile Telesystems OJSC ADR	92,735	1,326
	Sistema JSFC GDR	161,702	1,309
	PhosAgro OAO GDR	95,475	1,022
	E.ON Russia JSC	15,946,100	927
	LSR Group GDR	245,292	718
*	Inter RAO JSC	2,425,730,009	534
*	Pharmstandard OJSC GDR	42,507	531
	TMK OAO GDR	61,058	479
	Aeroflot - Russian Airlines OJSC	494,114	439
*	Magnitogorsk Iron & Steel Works OJSC	1,828,548	400
	Federal Grid Co. Unified Energy System JSC	255,816,667	320

29

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
*	Rosseti JSC	24,327,627	293
			206,216
Singapore (1.1%)
	DBS Group Holdings Ltd.	2,065,459	29,847
	Oversea-Chinese Banking Corp. Ltd.	3,600,819	27,731
	Singapore Telecommunications Ltd.	8,674,200	25,536
	United Overseas Bank Ltd.	1,395,460	25,044
	Keppel Corp. Ltd.	1,695,883	12,513
	Global Logistic Properties Ltd.	3,540,717	7,595
	CapitaLand Ltd.	3,001,750	7,447
^	Singapore Press Holdings Ltd.	1,910,121	6,380
	Wilmar International Ltd.	2,476,754	6,172
	Genting Singapore plc	7,172,212	6,144
	Singapore Exchange Ltd.	1,028,174	5,613
	City Developments Ltd.	749,498	5,524
	ComfortDelGro Corp. Ltd.	2,580,424	5,304
	Singapore Technologies Engineering Ltd.	1,802,151	5,269
	Noble Group Ltd.	5,332,872	4,976
	Singapore Airlines Ltd.	630,670	4,863
	CapitaMall Trust	3,015,800	4,640
	Hutchison Port Holdings Trust	6,356,000	4,298
	Ascendas REIT	2,251,000	3,924
	Sembcorp Industries Ltd.	1,024,000	3,889
	Suntec REIT	2,735,495	3,802
	Jardine Cycle & Carriage Ltd.	117,016	3,643
	Golden Agri-Resources Ltd.	7,982,407	3,252
	CapitaCommercial Trust	2,297,235	2,987
^	Sembcorp Marine Ltd.	978,600	2,774
	UOL Group Ltd.	532,000	2,676
	Singapore Post Ltd.	1,700,000	2,621
	Keppel Land Ltd.	829,724	2,161
	Yangzijiang Shipbuilding Holdings Ltd.	2,429,964	2,153
	StarHub Ltd.	646,840	2,082
	Venture Corp. Ltd.	290,000	1,745
^	Olam International Ltd.	549,000	913
	M1 Ltd.	334,900	910
	SMRT Corp. Ltd.	740,000	863
	SIA Engineering Co. Ltd.	225,000	834
	Wing Tai Holdings Ltd.	551,811	770
*,^	Neptune Orient Lines Ltd.	961,750	626
	Yanlord Land Group Ltd.	673,000	575
	Frasers Centrepoint Ltd.	434,000	553
^	COSCO Corp. Singapore Ltd.	998,000	464
*	Fraser and Neave Ltd.	175,401	432
	Indofood Agri Resources Ltd.	477,000	312
			239,857
South Africa (1.7%)
	Naspers Ltd.	428,957	53,319
	MTN Group Ltd.	2,078,505	46,010
	Sasol Ltd.	655,880	32,769
	Standard Bank Group Ltd.	1,420,367	17,882
	FirstRand Ltd.	3,851,238	16,479
	Steinhoff International Holdings Ltd.	2,910,051	14,887
	Remgro Ltd.	569,441	13,069
	Sanlam Ltd.	2,059,946	13,007
	Aspen Pharmacare Holdings Ltd.	357,968	12,779
	Bidvest Group Ltd.	378,549	10,405
	Woolworths Holdings Ltd.	1,063,066	7,559
	Shoprite Holdings Ltd.	511,957	7,412
	Mr Price Group Ltd.	293,274	6,071
	Growthpoint Properties Ltd.	2,479,025	6,010
	Barclays Africa Group Ltd.	376,150	5,944
	Netcare Ltd.	1,754,277	5,306
	Tiger Brands Ltd.	174,598	5,247

30

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
	Nedbank Group Ltd.	231,843	5,049
	Vodacom Group Ltd.	383,367	4,654
	Mediclinic International Ltd.	516,286	4,613
	RMB Holdings Ltd.	814,801	4,526
*	Impala Platinum Holdings Ltd.	602,450	4,389
	Life Healthcare Group Holdings Ltd.	1,159,808	4,382
*	AngloGold Ashanti Ltd.	468,726	3,924
	Truworths International Ltd.	517,683	3,542
	Imperial Holdings Ltd.	201,783	3,478
	Discovery Ltd.	355,057	3,232
	Coronation Fund Managers Ltd.	354,586	3,072
	MMI Holdings Ltd.	1,180,325	3,018
	Gold Fields Ltd.	882,219	2,875
	Nampak Ltd.	699,496	2,853
*	Sappi Ltd.	720,710	2,849
	Brait SE	366,985	2,757
	Foschini Group Ltd.	231,391	2,616
	Investec Ltd.	272,761	2,490
	Mondi Ltd.	143,241	2,393
	SPAR Group Ltd.	202,793	2,374
	AVI Ltd.	358,221	2,334
*	Anglo American Platinum Ltd.	73,231	2,309
	Barloworld Ltd.	253,945	2,205
	Clicks Group Ltd.	291,253	1,984
	Capital Property Fund	1,665,696	1,934
*	Telkom SA SOC Ltd.	352,720	1,872
^	Capitec Bank Holdings Ltd.	70,486	1,859
	Sibanye Gold Ltd.	874,268	1,641
	Kumba Iron Ore Ltd.	63,994	1,600
	Tongaat Hulett Ltd.	121,095	1,599
^	Exxaro Resources Ltd.	149,194	1,555
	Massmart Holdings Ltd.	141,409	1,527
	Liberty Holdings Ltd.	131,574	1,523
	Aeci Ltd.	134,176	1,502
	PPC Ltd.	557,027	1,494
	African Rainbow Minerals Ltd.	118,119	1,457
	Omnia Holdings Ltd.	68,833	1,374
*	Northam Platinum Ltd.	437,729	1,366
	Pick n Pay Stores Ltd.	259,088	1,253
	Reunert Ltd.	232,654	1,227
	Grindrod Ltd.	546,549	1,120
	Sun International Ltd.	99,332	1,112
	DataTec Ltd.	199,049	1,002
*	Aveng Ltd.	541,899	996
	Murray & Roberts Holdings Ltd.	481,406	989
*	Attacq Ltd.	494,274	963
	JSE Ltd.	90,476	883
*,^	Harmony Gold Mining Co. Ltd.	528,541	865
	PSG Group Ltd.	82,600	861
	Santam Ltd.	42,023	778
	Wilson Bayly Holmes-Ovcon Ltd.	59,225	698
	Assore Ltd.	37,367	694
*	Adcock Ingram Holdings Ltd.	152,934	687
	Pick n Pay Holdings Ltd.	280,077	588
	Illovo Sugar Ltd.	242,377	580
	Fountainhead Property Trust	773,925	568
*	ArcelorMittal South Africa Ltd.	189,691	563
*	Royal Bafokeng Platinum Ltd.	67,222	356
	African Bank Investments Ltd.	1,597,662	45
			391,204
South Korea (3.0%)
2	Samsung Electronics Co. Ltd. GDR	209,632	120,658
*	SK Hynix Inc.	633,671	29,192
	Hyundai Motor Co.	182,016	29,029

31

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
	Samsung Electronics Co. Ltd.	22,465	26,025
	POSCO ADR	353,869	25,323
*	Shinhan Financial Group Co. Ltd. ADR	534,828	25,174
	NAVER Corp.	32,282	22,682
	Hyundai Mobis Co. Ltd.	79,535	18,959
	KB Financial Group Inc. ADR	456,813	17,679
	Kia Motors Corp.	307,673	15,010
*	Korea Electric Power Corp. ADR	651,811	14,249
	KT&G Corp.	143,391	12,744
	Samsung Fire & Marine Insurance Co. Ltd.	46,106	12,425
	Hana Financial Group Inc.	347,279	11,995
	SK Telecom Co. Ltd. ADR	387,125	10,758
	Samsung C&T Corp.	147,932	10,018
	LG Chem Ltd.	52,034	9,682
	Samsung Life Insurance Co. Ltd.	74,836	8,166
	Amorepacific Corp.	3,754	8,082
*	LG Display Co. Ltd.	263,917	7,894
	LG Electronics Inc.	126,860	7,757
	Samsung SDI Co. Ltd.	64,441	7,610
	LG Household & Health Care Ltd.	10,990	6,416
	LG Corp.	105,052	6,255
	SK C&C Co. Ltd.	25,885	5,868
	SK Innovation Co. Ltd.	71,448	5,832
*	KT Corp. ADR	355,214	5,445
^	Daum Communications Corp.	37,959	5,319
	Samsung Heavy Industries Co. Ltd.	208,473	5,086
	Hyundai Steel Co.	77,630	4,952
	Coway Co. Ltd.	65,079	4,951
	Hyundai Heavy Industries Co. Ltd.	51,864	4,820
	SK Holdings Co. Ltd.	30,313	4,726
	Korea Zinc Co. Ltd.	12,412	4,670
	Hyundai Glovis Co. Ltd.	18,471	4,594
	E-Mart Co. Ltd.	24,235	4,502
	Hankook Tire Co. Ltd.	85,639	4,409
	Kangwon Land Inc.	133,442	4,372
	BS Financial Group Inc.	261,252	4,061
	AMOREPACIFIC Group	3,607	3,994
	Woori Finance Holdings Co. Ltd.	349,500	3,929
	Industrial Bank of Korea	266,334	3,905
	Hyundai Engineering & Construction Co. Ltd.	84,448	3,841
	Lotte Shopping Co. Ltd.	13,054	3,623
	Hotel Shilla Co. Ltd.	37,664	3,621
	KCC Corp.	6,106	3,384
	Orion Corp.	4,261	3,290
	Dongbu Insurance Co. Ltd.	56,917	3,191
	Samsung Securities Co. Ltd.	70,814	3,172
	CJ CheilJedang Corp.	8,591	3,144
	Hyundai Wia Corp.	17,988	3,096
^	Celltrion Inc.	75,401	2,962
	Samsung Electro-Mechanics Co. Ltd.	64,549	2,932
	Hyundai Development Co-Engineering & Construction	71,898	2,719
	CJ Corp.	16,634	2,713
	LG Uplus Corp.	248,177	2,549
	Korea Investment Holdings Co. Ltd.	47,208	2,391
	Lotte Chemical Corp.	16,936	2,360
	NCSoft Corp.	17,029	2,345
	Hyundai Department Store Co. Ltd.	18,232	2,305
	Daewoo Securities Co. Ltd.	218,056	2,290
	GS Holdings Corp.	57,950	2,249
*,^	CJ Korea Express Co. Ltd.	11,752	2,124
	Samsung Card Co. Ltd.	48,317	2,080
	Daelim Industrial Co. Ltd.	30,857	2,061
	DGB Financial Group Inc.	141,988	2,027
^	Samsung Engineering Co. Ltd.	33,654	1,942

32

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
	Hanwha Life Insurance Co. Ltd.	252,711	1,941
	Hyundai Marine & Fire Insurance Co. Ltd.	70,951	1,876
^	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	108,501	1,860
^	OCI Co. Ltd.	20,828	1,796
	S-Oil Corp.	47,184	1,790
^	Halla Visteon Climate Control Corp.	39,056	1,746
^	Paradise Co. Ltd.	55,728	1,743
	Lotte Confectionery Co. Ltd.	968	1,741
	SK Networks Co. Ltd.	169,120	1,734
	Hyosung Corp.	28,569	1,699
	Daewoo International Corp.	53,610	1,699
	S-1 Corp.	24,000	1,668
	Hanwha Corp.	61,796	1,586
*	Doosan Infracore Co. Ltd.	155,116	1,570
*	Cheil Worldwide Inc.	99,146	1,547
	Korea Gas Corp.	32,041	1,503
	Yuhan Corp.	8,764	1,448
	Shinsegae Co. Ltd.	7,733	1,437
^	Kumho Petrochemical Co. Ltd.	19,762	1,427
*	Daewoo Engineering & Construction Co. Ltd.	229,245	1,407
*	Mando Corp.	7,439	1,403
^	Samsung Techwin Co. Ltd.	45,333	1,385
	Woori Investment & Securities Co. Ltd.	125,536	1,377
^	GS Engineering & Construction Corp.	48,417	1,275
	Doosan Heavy Industries & Construction Co. Ltd.	54,445	1,196
*	Korean Air Lines Co. Ltd.	32,902	1,169
	Mirae Asset Securities Co. Ltd.	26,914	1,154
	Shinhan Financial Group Co. Ltd.	24,159	1,138
	Lotte Chilsung Beverage Co. Ltd.	701	1,117
*,^	NHN Entertainment Corp.	13,994	1,107
^	LG Hausys Ltd.	7,079	1,073
	LS Corp.	19,182	1,072
	Hanwha Chemical Corp.	92,800	1,056
	Doosan Corp.	9,725	1,010
^	NongShim Co. Ltd.	3,915	979
*,^	Hyundai Merchant Marine Co. Ltd.	79,630	853
	Hyundai Securities Co. Ltd. Preference Shares	127,343	828
^	Hyundai Mipo Dockyard Co. Ltd.	11,407	811
^	Hite Jinro Co. Ltd.	30,329	751
	KB Financial Group Inc.	16,202	635
^	Hyundai Hysco Co. Ltd.	9,358	610
	SKC Co. Ltd.	23,198	601
*,^	Hanjin Shipping Co. Ltd.	123,512	584
^	KEPCO Engineering & Construction Co. Inc.	9,553	580
^	Samsung Fine Chemicals Co. Ltd.	19,430	542
	Hyundai Securities Co. Ltd.	76,109	492
*	Kyongnam Bank	38,715	453
	Halla Holdings Corp.	6,818	452
	Korea Electric Power Corp.	7,298	318
	POSCO	699	201
	SK Telecom Co. Ltd.	21	5
	KT Corp.	135	4
			677,077
Spain (2.4%)
*	Banco Santander SA	14,165,565	124,984
	Banco Bilbao Vizcaya Argentaria SA	6,976,833	78,010
	Telefonica SA	4,716,896	70,933
	Iberdrola SA	6,064,227	42,900
*	Inditex SA	1,255,406	35,352
	Repsol SA	1,216,919	27,219
	Amadeus IT Holding SA	504,791	18,572
*	CaixaBank SA	2,327,967	12,723
	Banco de Sabadell SA	4,171,712	12,061
	Red Electrica Corp. SA	128,786	11,257

33

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
	Gas Natural SDG SA	363,883	10,514
*	Banco Popular Espanol SA	1,832,131	10,511
	Ferrovial SA	481,339	9,848
*	Bankia SA	5,456,595	9,775
	Abertis Infraestructuras SA	462,497	9,636
	Enagas SA	240,650	8,082
	Grifols SA	196,781	8,017
*	ACS Actividades de Construccion y Servicios SA	205,306	7,619
	Bankinter SA	819,061	6,771
	Distribuidora Internacional de Alimentacion SA	689,182	4,383
	Mapfre SA	1,221,246	4,191
*	Mediaset Espana Comunicacion SA	277,113	3,476
	Zardoya Otis SA	206,702	2,409
*	Acerinox SA	149,060	2,215
*,^	Acciona SA	30,819	2,154
^	Endesa SA	100,185	1,953
	Corp Financiera Alba SA	21,196	1,168
			536,733
Sweden (2.1%)
	Nordea Bank AB	3,770,842	48,359
	Hennes & Mauritz AB Class B	1,126,500	44,852
	Telefonaktiebolaget LM Ericsson Class B	3,536,432	41,816
	Swedbank AB Class A	1,238,620	32,759
	Svenska Handelsbanken AB Class A	570,511	27,203
	Skandinaviska Enskilda Banken AB Class A	1,727,221	22,164
	Atlas Copco AB Class A	732,597	21,167
	Volvo AB Class B	1,804,318	20,830
	Assa Abloy AB Class B	370,611	19,710
	Investor AB Class B	535,495	19,159
	TeliaSonera AB	2,563,112	17,768
	Svenska Cellulosa AB SCA Class B	688,721	15,439
	Sandvik AB	1,282,429	14,101
	Atlas Copco AB Class B	462,814	12,234
	Hexagon AB Class B	299,087	10,065
	SKF AB	494,286	9,921
	Skanska AB Class B	427,837	8,737
	Investment AB Kinnevik	243,943	7,737
	Swedish Match AB	235,783	7,666
	Alfa Laval AB	369,746	7,608
	Electrolux AB Class B	263,993	7,544
	Boliden AB	327,273	5,418
	Getinge AB	219,708	5,095
	Trelleborg AB Class B	287,893	4,916
	Tele2 AB	364,053	4,619
	Elekta AB Class B	426,580	4,358
	Industrivarden AB Class A	227,712	4,210
	Securitas AB Class B	359,650	3,981
*	Lundin Petroleum AB	253,287	3,591
	Meda AB Class A	269,787	3,552
	Industrivarden AB	193,566	3,384
	Husqvarna AB	439,107	3,265
	Modern Times Group MTG AB Class B	65,441	2,021
	Holmen AB	57,414	1,897
	Ratos AB	232,722	1,563
	Melker Schorling AB	11,786	558
			469,267
Switzerland (6.3%)
	Nestle SA	3,783,566	276,998
	Novartis AG	2,763,083	256,259
	Roche Holding AG	833,653	246,225
	UBS AG	4,183,931	72,717
	ABB Ltd.	2,718,242	59,609
	Zurich Insurance Group AG	174,467	52,802
	Cie Financiere Richemont SA	605,946	51,055

34

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
Credit Suisse Group AG	1,888,163	50,295
Syngenta AG	108,555	33,643
Swiss Re AG	403,872	32,662
Holcim Ltd.	269,366	19,100
Givaudan SA	10,901	18,189
Swatch Group AG (Bearer)	35,906	17,023
Swisscom AG	26,944	15,881
Geberit AG	44,736	15,264
Actelion Ltd.	119,954	14,241
Adecco SA	205,879	13,950
SGS SA	6,044	13,281
^ Transocean Ltd.	408,489	12,176
Julius Baer Group Ltd.	258,016	11,305
Sonova Holding AG	61,663	9,617
Sika AG	2,496	8,919
Aryzta AG	98,905	8,414
Swiss Life Holding AG	34,727	7,969
Kuehne & Nagel International AG	59,402	7,740
Schindler Holding AG	52,017	7,278
Chocoladefabriken Lindt & Sprungli AG	120	7,195
Baloise Holding AG	54,628	6,877
Lonza Group AG	61,098	6,739
Partners Group Holding AG	21,257	5,656
Chocoladefabriken Lindt & Sprungli AG	1,121	5,625
Clariant AG	316,971	5,530
* Dufry AG	36,946	5,318
Swiss Prime Site AG	66,638	5,063
Galenica AG	5,709	4,883
Swatch Group AG (Registered)	57,034	4,821
PSP Swiss Property AG	46,919	4,025
Schindler Holding AG (Registered)	24,620	3,333
GAM Holding AG	194,261	3,315
Sulzer AG	27,549	3,137
EMS-Chemie Holding AG	8,661	3,118
Pargesa Holding SA	32,929	2,561
Barry Callebaut AG	2,406	2,520
DKSH Holding AG	31,488	2,327
Banque Cantonale Vaudoise	3,243	1,737
		1,416,392
Taiwan (2.6%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4,855,981	106,929
Hon Hai Precision Industry Co. Ltd.	15,092,446	47,763
MediaTek Inc.	1,732,440	25,347
Taiwan Semiconductor Manufacturing Co. Ltd.	4,104,973	17,719
Cathay Financial Holding Co. Ltd.	9,448,057	15,624
Delta Electronics Inc.	2,409,818	14,758
Fubon Financial Holding Co. Ltd.	8,623,861	14,611
Nan Ya Plastics Corp.	6,793,615	14,125
Chunghwa Telecom Co. Ltd. ADR	454,468	13,789
Formosa Plastics Corp.	5,830,873	13,542
China Steel Corp.	14,628,234	12,614
Formosa Chemicals & Fibre Corp.	5,229,306	12,316
CTBC Financial Holding Co. Ltd.	17,422,263	12,221
Mega Financial Holding Co. Ltd.	11,853,144	9,833
Uni-President Enterprises Corp.	5,438,392	9,379
Asustek Computer Inc.	841,023	8,590
Largan Precision Co. Ltd.	118,068	8,318
Quanta Computer Inc.	3,102,598	7,808
Advanced Semiconductor Engineering Inc. ADR	1,247,716	7,698
Catcher Technology Co. Ltd.	848,153	7,188
Hotai Motor Co. Ltd.	480,000	7,056
United Microelectronics Corp. ADR	3,100,342	6,790
Taiwan Mobile Co. Ltd.	1,953,648	6,340
Yuanta Financial Holding Co. Ltd.	11,538,950	5,814

35

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
Taiwan Cement Corp.	3,760,768	5,752
China Development Financial Holding Corp.	16,520,318	5,311
First Financial Holding Co. Ltd.	8,564,895	5,272
Formosa Petrochemical Corp.	2,221,580	5,241
AU Optronics Corp. ADR	1,053,349	5,045
E.Sun Financial Holding Co. Ltd.	7,921,265	5,018
Cheng Shin Rubber Industry Co. Ltd.	2,138,220	4,997
Innolux Corp.	10,916,370	4,989
President Chain Store Corp.	657,904	4,940
Hua Nan Financial Holdings Co. Ltd.	8,200,738	4,859
Far Eastern New Century Corp.	4,616,235	4,855
Siliconware Precision Industries Co. ADR	674,158	4,807
* Inotera Memories Inc.	2,982,000	4,613
Taishin Financial Holding Co. Ltd.	9,637,488	4,603
SinoPac Financial Holdings Co. Ltd.	10,113,140	4,393
Far EasTone Telecommunications Co. Ltd.	1,842,643	4,080
* HTC Corp.	864,570	3,915
Taiwan Cooperative Financial Holding Co. Ltd.	7,245,881	3,876
Compal Electronics Inc.	4,891,510	3,632
Pegatron Corp.	1,968,038	3,597
Lite-On Technology Corp.	2,480,850	3,486
Asia Cement Corp.	2,664,519	3,438
Pou Chen Corp.	3,057,125	3,438
Novatek Microelectronics Corp.	661,916	3,433
Foxconn Technology Co. Ltd.	1,224,996	3,270
Wistron Corp.	2,776,966	2,930
Advantech Co. Ltd.	389,314	2,716
Giant Manufacturing Co. Ltd.	321,625	2,606
Inventec Corp.	3,537,064	2,461
Shin Kong Financial Holding Co. Ltd.	7,941,732	2,414
Teco Electric and Machinery Co. Ltd.	2,116,000	2,359
Chang Hwa Commercial Bank Ltd.	3,694,558	2,329
Advanced Semiconductor Engineering Inc.	1,785,847	2,146
* Acer Inc.	3,064,822	2,111
Synnex Technology International Corp.	1,479,990	2,085
Chicony Electronics Co. Ltd.	641,418	1,847
Realtek Semiconductor Corp.	549,768	1,827
Epistar Corp.	965,000	1,750
TPK Holding Co. Ltd.	293,422	1,731
Taiwan Fertilizer Co. Ltd.	851,000	1,510
Yulon Motor Co. Ltd.	962,898	1,422
Vanguard International Semiconductor Corp.	906,466	1,364
* Walsin Lihwa Corp.	3,887,000	1,293
* Taiwan Business Bank	4,204,699	1,265
Formosa Taffeta Co. Ltd.	1,212,000	1,226
Unimicron Technology Corp.	1,561,975	1,203
Taiwan Glass Industry Corp.	1,513,701	1,173
* Evergreen Marine Corp. Taiwan Ltd.	1,853,993	1,096
* Eva Airways Corp.	1,849,221	1,084
Transcend Information Inc.	319,455	1,081
* China Airlines Ltd.	2,601,913	1,019
Siliconware Precision Industries Co.	697,000	997
Eternal Materials Co. Ltd.	990,157	995
Wan Hai Lines Ltd.	1,318,702	976
* Macronix International	4,122,748	929
Taiwan Secom Co. Ltd.	319,725	848
Capital Securities Corp.	2,564,231	828
U-Ming Marine Transport Corp.	494,000	774
Far Eastern International Bank	2,270,706	766
Chunghwa Telecom Co. Ltd.	251,207	766
* Yang Ming Marine Transport Corp.	1,651,305	756
Cheng Uei Precision Industry Co. Ltd.	422,591	706
China Motor Corp.	755,105	688
YFY Inc.	1,600,451	667

36

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
	Feng Hsin Iron & Steel Co.	532,790	662
	Oriental Union Chemical Corp.	838,191	639
	Cathay Real Estate Development Co. Ltd.	1,064,000	555
	Ton Yi Industrial Corp.	856,600	522
	President Securities Corp.	938,349	491
	AU Optronics Corp.	929,000	442
*	Nan Ya Printed Circuit Board Corp.	274,395	381
	Yulon Nissan Motor Co. Ltd.	23,633	222
	Waterland Financial Holdings Co. Ltd.	547,108	153
	United Microelectronics Corp.	11,978	5
			577,848
Thailand (0.6%)
	Kasikornbank PCL (Foreign)	1,438,716	10,549
	Advanced Info Service PCL (Foreign)	1,443,650	10,524
	PTT Exploration & Production PCL (Foreign)	1,649,678	7,437
	PTT PCL (Foreign)	539,900	6,116
	CP ALL PCL (Foreign)	4,192,000	5,855
	Siam Commercial Bank PCL (Foreign)	995,486	5,353
*	PTT PCL	471,272	5,324
	Siam Cement PCL (Foreign)	360,848	5,045
*	Siam Commercial Bank PCL (Local)	841,300	4,590
	Intouch Holdings PCL	1,708,504	3,881
	Bangkok Bank PCL (Foreign)	570,829	3,544
	Airports of Thailand PCL (Foreign)	455,300	3,382
*	Bank of Ayudhya PCL (Local)	1,814,009	2,660
*	True Corp. PCL	6,756,600	2,447
^	PTT Global Chemical PCL	1,264,212	2,402
*	BTS Group Holdings PCL	6,773,000	2,142
^	TMB Bank PCL	25,588,400	2,138
*,^	Bangkok Dusit Medical Services PCL	3,596,500	2,043
*	Minor International PCL	1,804,300	1,946
	Charoen Pokphand Foods PCL (Foreign)	1,947,300	1,868
^	Total Access Communication PCL (Foreign)	587,700	1,858
	Krung Thai Bank PCL (Foreign)	2,716,125	1,850
	Big C Supercenter PCL	254,900	1,823
*	Charoen Pokphand Foods PCL	1,722,300	1,653
*	CP ALL PCL (Local)	1,053,900	1,472
	Glow Energy PCL (Foreign)	465,500	1,457
*	PTT Global Chemical PCL	688,500	1,319
	Central Pattana PCL	903,200	1,316
	Thai Oil PCL (Foreign)	939,200	1,296
^	Thai Union Frozen Products PCL (Foreign)	584,536	1,291
*	Indorama Ventures PCL	1,736,700	1,274
*	Home Product Center PCL	4,272,525	1,220
	Big C Supercenter PCL	156,400	1,123
*	Land & Houses PCL	3,419,100	1,075
*	Banpu PCL (Local)	1,230,800	1,075
*	Krung Thai Bank PCL	1,470,700	1,052
*	Central Pattana PCL	658,300	975
*	Bangkok Life Assurance PCL	485,660	866
	BEC World PCL (Foreign)	573,400	846
*	BEC World PCL	554,500	823
*	True Corp. PCL	2,258,001	805
*	Electricity Generating PCL	151,900	802
	Siam City Cement PCL (Foreign)	57,200	729
	Electricity Generating PCL (Foreign)	130,500	684
	Delta Electronics Thai PCL (Foreign)	339,900	677
*	Berli Jucker PCL	472,900	661
	IRPC PCL (Foreign)	5,950,900	581
*	IRPC PCL	5,210,700	547
*	Total Access Communication PCL (Local)	167,000	531
*	Delta Electronics Thailand PCL	252,700	503
*	Ratchaburi Electricity Generating Holding PCL (Local)	213,900	399
*	Airports of Thailand PCL	51,000	379

37

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
	Ratchaburi Electricity Generating Holding PCL (Foreign)	187,700	350
*	Siam City Cement PCL (Local)	22,200	286
*,^	Thai Airways International PCL (Foreign)	676,002	250
	Total Access Communication PCL	66,300	211
*	Intouch Holdings PCL	72,600	165
	Land & Houses PCL	478,520	148
*	Glow Energy PCL	35,900	111
*	Big C Supercenter PCL	2,900	21
*	Indorama Ventures PCL Warrants Exp. 08/24/2017	162,130	18
*	Indorama Ventures Warrants Exp. 08/24/2018	124,715	11
			123,779
Turkey (0.3%)
	Turkiye Garanti Bankasi AS	2,451,716	9,572
	Akbank TAS	1,919,965	6,934
	BIM Birlesik Magazalar AS	268,204	6,122
*	Turkcell Iletisim Hizmetleri AS	922,475	5,353
	Turkiye Halk Bankasi AS	739,255	4,937
	Haci Omer Sabanci Holding AS (Bearer)	943,934	4,310
	KOC Holding AS	802,697	4,091
	Turkiye Is Bankasi	1,574,761	3,938
	Eregli Demir ve Celik Fabrikalari TAS	1,594,745	3,324
	Tupras Turkiye Petrol Rafinerileri AS	147,008	3,191
*	Anadolu Efes Biracilik Ve Malt Sanayii AS	264,418	3,090
	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	2,415,282	2,716
*	Turk Hava Yollari	774,483	2,534
	Turkiye Vakiflar Bankasi Tao	1,174,640	2,525
	Coca-Cola Icecek AS	94,934	2,167
	Yapi ve Kredi Bankasi AS	971,226	2,127
	Turk Telekomunikasyon AS	586,976	1,688
	TAV Havalimanlari Holding AS	164,626	1,380
	Ulker Biskuvi Sanayi AS	170,103	1,256
	Enka Insaat ve Sanayi AS	508,412	1,229
	Arcelik AS	190,858	1,170
*	Ford Otomotiv Sanayi AS	77,794	992
	Tofas Turk Otomobil Fabrikasi AS	142,802	894
	Turkiye Sise ve Cam Fabrikalari AS	517,721	786
	Koza Altin Isletmeleri AS	93,407	603
	Aselsan Elektronik Sanayi Ve Ticaret AS	78,700	357
			77,286
United Arab Emirates (0.2%)
	Emaar Properties PJSC	4,128,619	11,512
	First Gulf Bank PJSC	1,169,991	5,809
	Abu Dhabi Commercial Bank PJSC	1,822,784	3,973
	DP World Ltd.	194,056	3,718
	Aldar Properties PJSC	3,700,980	3,315
*	Arabtec Holding Co.	2,617,126	3,114
	Union National Bank PJSC	1,292,220	2,444
*	Emaar Malls Group PJSC	2,460,705	2,151
	Dubai Islamic Bank PJSC	685,461	1,434
	Dubai Financial Market	1,831,404	1,403
	Air Arabia PJSC	2,766,182	1,013
	Al Waha Capital PJSC	1,085,722	837
	Dubai Investments PJSC	870,645	750
*	Dana Gas PJSC	4,107,459	680
*	Deyaar Development PJSC	1,670,104	507
*	Union Properties PJSC	1,021,833	505
			43,165
United Kingdom (14.6%)
	HSBC Holdings plc	22,627,236	231,631
	Royal Dutch Shell plc Class A	4,670,153	167,233
	BP plc	21,897,754	157,762
	GlaxoSmithKline plc	5,768,623	130,770
	British American Tobacco plc	2,211,709	125,620

38

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
AstraZeneca plc	1,497,338	109,022
Royal Dutch Shell plc Class B	2,910,073	107,962
Vodafone Group plc	31,521,948	104,743
Diageo plc	2,988,539	87,961
* Lloyds Banking Group plc	64,132,125	79,248
Barclays plc	19,453,113	74,568
Rio Tinto plc	1,480,363	70,702
Prudential plc	3,027,648	69,966
BG Group plc	4,038,180	67,299
National Grid plc	4,475,732	66,359
BHP Billiton plc	2,534,672	65,626
Glencore plc	12,663,392	64,929
Reckitt Benckiser Group plc	765,451	64,345
SABMiller plc	1,121,708	63,355
Unilever plc	1,431,512	57,607
BT Group plc	9,639,931	56,736
Imperial Tobacco Group plc	1,143,150	49,635
Shire plc	697,480	46,433
Standard Chartered plc	2,401,199	36,144
Anglo American plc London Shares	1,550,755	32,716
* Compass Group plc	2,002,970	32,274
WPP plc	1,573,533	30,713
Rolls-Royce Holdings plc	2,220,915	30,006
SSE plc	1,156,914	29,611
Aviva plc	3,494,817	29,161
Centrica plc	6,000,575	29,069
BAE Systems plc	3,751,726	27,567
Tesco plc	9,615,333	26,742
Legal & General Group plc	7,029,729	26,007
ARM Holdings plc	1,657,504	23,469
Reed Elsevier plc	1,363,701	22,431
Associated British Foods plc	413,540	18,249
CRH plc	818,301	18,167
Next plc	175,969	18,165
Pearson plc	963,945	18,058
Smith & Nephew plc	1,064,103	18,021
Old Mutual plc	5,800,732	17,986
Standard Life plc	2,828,623	17,844
Experian plc	1,174,748	17,656
British Sky Broadcasting Group plc	1,240,360	17,590
Wolseley plc	313,602	16,665
Land Securities Group plc	932,025	16,524
* Royal Bank of Scotland Group plc	2,532,040	15,739
Whitbread plc	212,977	14,881
ITV plc	4,433,111	14,423
British Land Co. plc	1,201,389	14,018
Capita plc	777,554	13,663
Kingfisher plc	2,800,707	13,573
Burberry Group plc	523,257	12,833
Marks & Spencer Group plc	1,928,342	12,565
Johnson Matthey plc	241,895	11,528
United Utilities Group plc	805,992	11,034
London Stock Exchange Group plc	338,890	10,936
Bunzl plc	392,604	10,660
InterContinental Hotels Group plc	280,054	10,626
Babcock International Group plc	595,694	10,454
Ashtead Group plc	593,879	9,945
GKN plc	1,924,961	9,817
Weir Group plc	252,226	9,224
* RSA Insurance Group plc	1,185,724	9,176
Hammerson plc	926,867	9,102
Severn Trent plc	280,454	8,967
Smiths Group plc	464,874	8,675
Carnival plc	215,984	8,612

39

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
	Persimmon plc	359,462	8,419
	Friends Life Group Ltd.	1,610,209	8,337
	Tullow Oil plc	1,068,986	8,321
	Intertek Group plc	189,567	8,263
	Aberdeen Asset Management plc	1,160,293	8,065
*	International Consolidated Airlines Group SA (London Shares)	1,206,910	7,920
	Direct Line Insurance Group plc	1,777,618	7,858
	Barratt Developments plc	1,168,808	7,842
	Sage Group plc	1,292,251	7,818
	Travis Perkins plc	291,846	7,725
	G4S plc	1,826,425	7,471
	Mondi plc	436,949	7,376
	St. James's Place plc	604,919	7,219
	3i Group plc	1,135,294	7,217
	Taylor Wimpey plc	3,801,662	7,210
	Aggreko plc	285,417	6,960
	Meggitt plc	955,905	6,905
^	J Sainsbury plc	1,679,362	6,606
	Randgold Resources Ltd.	109,021	6,373
	Rexam plc	827,357	6,305
	WM Morrison Supermarkets plc	2,543,567	6,303
	IMI plc	321,595	6,296
	Cobham plc	1,343,985	6,263
	easyJet plc	258,537	6,219
	William Hill plc	1,030,318	5,948
	Intu Properties plc	1,087,802	5,931
	Provident Financial plc	173,112	5,886
	AMEC plc	351,210	5,855
	Croda International plc	159,291	5,855
	DCC plc	99,541	5,573
	Inmarsat plc	502,049	5,508
	Investec plc	599,224	5,493
	Informa plc	706,853	5,447
	Berkeley Group Holdings plc	148,879	5,438
	Segro plc	881,479	5,368
	Tate & Lyle plc	551,555	5,351
	Royal Mail plc	739,576	5,224
^	Petrofac Ltd.	307,361	5,222
	Melrose Industries plc	1,261,583	5,176
	Schroders plc	133,351	5,151
	Coca-Cola HBC AG	233,989	5,091
	Admiral Group plc	231,699	4,950
	Hikma Pharmaceuticals plc	159,841	4,852
	Antofagasta plc	419,627	4,725
	John Wood Group plc	426,039	4,524
	Drax Group plc	472,129	4,494
	Rentokil Initial plc	2,175,078	4,292
	ICAP plc	630,071	4,226
	Hargreaves Lansdown plc	254,818	4,058
	Daily Mail & General Trust plc	310,319	3,932
	TUI Travel plc	603,177	3,852
2	Merlin Entertainments plc	577,659	3,262
*	Sports Direct International plc	299,581	3,094
	Serco Group plc	647,277	3,086
	TalkTalk Telecom Group plc	629,292	3,025
^	Ashmore Group plc	460,678	2,350
*,^	Polyus Gold International Ltd.	781,323	2,339
	Fresnillo plc	198,512	2,217
^	Polymetal International plc	235,052	1,939
	Vedanta Resources plc	117,033	1,543
	CRH plc	55,217	1,226
			3,277,592
Total Common Stocks (Cost $19,702,106)			22,309,080

40

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2014

					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (1.5%)[1]
Money Market Fund (1.4%)
5,6	Vanguard Market Liquidity Fund	0.114%		319,666,063	319,666

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
7,8	Federal Home Loan Bank Discount Notes	0.074%	12/5/14	1,000	1,000
7,9	Federal Home Loan Bank Discount Notes	0.070%	12/10/14	1,000	1,000
7,8,9	Federal Home Loan Bank Discount Notes	0.030%-0.033%	12/19/14	5,000	5,000
10	Freddie Mac Discount Notes	0.070%	11/3/14	3,000	3,000
					10,000
Total Temporary Cash Investments (Cost $329,665)					329,666
Total Investments (101.1%) (Cost $20,031,771)					22,638,746
Other Assets and Liabilities—Net (-1.1%)[6]					(246,793)
Net Assets (100%)					22,391,953

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $259,343,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 1.2%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2014, the aggregate value of these securities was $158,101,000, representing 0.7% of net assets.
3 “Other” represents securities that are not classified by the fund’s benchmark index.
4 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6 Includes $286,515,000 of collateral received for securities on loan.
7 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
8 Securities with a value of $3,000,000 have been segregated as initial margin for open futures contracts.
9 Securities with a value of $1,419,000 have been segregated as collateral for open forward currency contracts.
10 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

41

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)
Australia (4.4%)
	DUET Group	1,518,704	3,293
	Primary Health Care Ltd.	581,690	2,390
	carsales.com Ltd.	249,336	2,390
	Investa Office Fund	759,807	2,386
	Qube Holdings Ltd.	796,525	1,721
	nib holdings Ltd.	595,320	1,721
	Domino's Pizza Enterprises Ltd.	71,236	1,710
	G8 Education Ltd.	379,289	1,673
^	JB Hi-Fi Ltd.	119,443	1,644
	Beach Energy Ltd.	1,592,941	1,640
	GrainCorp Ltd. Class A	203,287	1,570
	Navitas Ltd.	335,647	1,567
^,*	Liquefied Natural Gas Ltd.	468,707	1,551
	M2 Group Ltd.	222,297	1,543
	Invocare Ltd.	142,350	1,524
	Cromwell Property Group	1,698,240	1,492
	Charter Hall Group	385,856	1,489
	BWP Trust	635,514	1,413
	Magellan Financial Group Ltd.	117,430	1,398
	Ardent Leisure Group	495,968	1,372
	Iress Ltd.	156,042	1,359
	Charter Hall Retail REIT	374,375	1,344
^	Veda Group Ltd.	656,506	1,330
	Mineral Resources Ltd.	165,610	1,247
	Sirtex Medical Ltd.	54,107	1,241
	Myer Holdings Ltd.	724,326	1,240
	Monadelphous Group Ltd.	111,343	1,233
^,*	UGL Ltd.	199,143	1,225
	Nine Entertainment Co. Holdings Ltd.	664,747	1,210
	Slater & Gordon Ltd.	215,580	1,164
	iiNET Ltd.	159,819	1,130
	Automotive Holdings Group Ltd.	333,921	1,126
	PanAust Ltd.	716,826	1,085
	Independence Group NL	256,718	1,031
	Transpacific Industries Group Ltd.	1,271,374	1,009
*	Transfield Services Ltd.	589,968	992
	Super Retail Group Ltd.	151,272	979
	SAI Global Ltd.	262,972	942
	Sigma Pharmaceuticals Ltd.	1,374,053	941
*	AWE Ltd.	599,728	928
	Western Areas Ltd.	237,660	913
	Breville Group Ltd.	151,541	912
	Abacus Property Group	381,653	909
	Premier Investments Ltd.	95,561	903
	Sandfire Resources NL	181,983	903
	Cardno Ltd.	176,493	866
	ARB Corp. Ltd.	72,395	839
*	Sirius Resources NL	304,960	838
^,*	Mesoblast Ltd.	212,634	790
	FlexiGroup Ltd.	247,582	784
	Aveo Group	415,477	759
	Seven Group Holdings Ltd.	121,948	736
	Mermaid Marine Australia Ltd.	423,646	697
	Bradken Ltd.	203,234	694
	Greencross Ltd.	90,987	692
^,*	Karoon Gas Australia Ltd.	260,245	680
*	Roc Oil Co. Ltd.	1,095,937	666
*	Bega Cheese Ltd.	142,334	651
	Pact Group Holdings Ltd.	193,082	650
*	Senex Energy Ltd.	1,368,869	648
^	Retail Food Group Ltd.	128,684	632

42

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
^	Northern Star Resources Ltd.	666,760	623
	McMillan Shakespeare Ltd.	62,936	593
*	Sundance Energy Australia Ltd.	572,857	590
	Village Roadshow Ltd.	92,195	572
	Cover-More Group Ltd.	293,237	570
^,*	Regis Resources Ltd.	473,263	561
	Pacific Brands Ltd.	1,316,575	546
	BT Investment Management Ltd.	98,550	543
*	OzForex Group Ltd.	245,695	543
	Cabcharge Australia Ltd.	124,535	543
	GUD Holdings Ltd.	84,654	536
	Tassal Group Ltd.	156,938	513
	Amcom Telecommunications Ltd.	260,218	512
	Southern Cross Media Group Ltd.	590,190	512
	Australian Pharmaceutical Industries Ltd.	675,699	491
*	APN News & Media Ltd.	724,290	479
*	Vocus Communications Ltd.	85,658	444
	Technology One Ltd.	149,144	443
*	Drillsearch Energy Ltd.	425,754	443
*	Australian Agricultural Co. Ltd.	356,776	441
	Steadfast Group Ltd.	331,644	433
*	Syrah Resources Ltd.	126,294	427
	SKILLED Group Ltd.	202,963	424
*	Mayne Pharma Group Ltd.	621,271	416
	TFS Corp. Ltd.	299,402	408
*	Billabong International Ltd.	693,727	407
	Ainsworth Game Technology Ltd.	151,423	405
	Wotif.com Holdings Ltd.	152,360	403
	Growthpoint Properties Australia Ltd.	159,554	402
	Credit Corp. Group Ltd.	47,058	401
	GDI Property Group	524,231	399
	Dick Smith Holdings Ltd.	201,826	392
	STW Communications Group Ltd.	371,377	379
	Virtus Health Ltd.	57,628	378
	Platinum Capital Ltd.	242,158	376
*	Virgin Australia Holdings Ltd.	1,085,876	368
*	Energy World Corp. Ltd.	1,178,478	364
^,*	NEXTDC Ltd.	202,502	355
	Cedar Woods Properties Ltd.	58,120	355
	Evolution Mining Ltd.	655,833	348
	Oakton Ltd.	203,982	342
^	Atlas Iron Ltd.	1,145,123	339
^,*	Horizon Oil Ltd.	1,230,328	320
^,*	Saracen Mineral Holdings Ltd.	1,272,900	309
	Mount Gibson Iron Ltd.	772,269	308
^,*	Paladin Energy Ltd.	1,065,699	307
*	Blackmores Ltd.	10,151	295
	Cash Converters International Ltd.	304,393	292
	NRW Holdings Ltd.	425,357	284
^,*	Linc Energy Ltd.	339,008	280
	SMS Management & Technology Ltd.	78,073	270
	RCR Tomlinson Ltd.	112,269	269
	Ausdrill Ltd.	509,302	269
^	Reject Shop Ltd.	36,693	268
*	iProperty Group Ltd.	118,508	265
	Hills Ltd.	224,358	265
	Astro Japan Property Group	67,032	262
	Tox Free Solutions Ltd.	113,410	244
	Thorn Group Ltd.	107,826	240
	Programmed Maintenance Services Ltd.	105,223	239
^,*	Infigen Energy	954,536	228
*	Beadell Resources Ltd.	1,010,948	216
^,*	CuDeco Ltd.	169,624	207
^,*	Starpharma Holdings Ltd.	365,348	203

43

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
	Sunland Group Ltd.	131,850	200
*	Energy Resources of Australia Ltd.	174,119	198
^	Acrux Ltd.	199,813	194
*	Tiger Resources Ltd.	837,171	193
	ERM Power Ltd.	117,783	189
*	Indophil Resources NL	761,380	188
^,*	Buru Energy Ltd.	305,978	185
	UXC Ltd.	249,891	183
	MACA Ltd.	149,109	174
	Decmil Group Ltd.	108,517	174
^,*	Kingsgate Consolidated Ltd.	277,729	171
	Vocation Ltd.	208,581	167
	Panoramic Resources Ltd.	313,454	166
	Webjet Ltd.	54,639	165
*	Mineral Deposits Ltd.	131,685	160
*	Sundance Resources Ltd.	2,619,109	144
^,*	Lynas Corp. Ltd.	2,304,919	134
*	Macmahon Holdings Ltd.	1,472,493	128
^,*	Perseus Mining Ltd.	487,089	125
*	Resolute Mining Ltd.	455,877	124
^,*	Medusa Mining Ltd.	237,300	121
*	Emeco Holdings Ltd.	720,007	117
	Watpac Ltd.	150,993	112
*	Tap Oil Ltd.	186,680	101
	Fleetwood Corp. Ltd.	56,264	86
^,*	Silex Systems Ltd.	167,045	85
*	Troy Resources Ltd.	171,798	85
^,*	Boart Longyear Ltd.	378,135	82
^,*	Silver Lake Resources Ltd.	354,158	82
*	Imdex Ltd.	139,048	73
*	Crowe Horwath Australasia Ltd.	152,276	66
*	Kingsrose Mining Ltd.	197,107	64
	Mincor Resources NL	114,012	62
*	Intrepid Mines Ltd.	297,788	59
	BC Iron Ltd.	44,075	42
*	Kagara Ltd.	274,560	29
*	Nexus Energy Ltd.	1,906,834	22
*	Virgin Australia Holdings Pvt Ltd	1,276,415	6
			103,920
Austria (0.6%)
	Oesterreichische Post AG	41,421	2,023
	CA Immobilien Anlagen AG	90,493	1,734
	Wienerberger AG	133,122	1,610
	Atrium European Real Estate Ltd.	227,973	1,194
	Schoeller-Bleckmann Oilfield Equipment AG	13,754	1,187
^	Flughafen Wien AG	11,794	1,083
	BUWOG AG	58,339	1,078
	Mayr Melnhof Karton AG	9,013	967
^	Conwert Immobilien Invest SE	78,258	868
	RHI AG	31,640	811
	Zumtobel Group AG	33,761	595
	Semperit AG Holding	10,660	529
	Lenzing AG	8,900	514
	S IMMO AG	54,484	420
	EVN AG	32,515	412
	Palfinger AG	13,806	322
*	Kapsch TrafficCom AG	4,887	103
			15,450
Belgium (1.3%)
	Ackermans & van Haaren NV	30,130	3,758
	bpost SA	116,310	2,880
	Cofinimmo SA	20,275	2,355
	Sofina SA	20,157	2,184
	Befimmo SA	20,808	1,604

44

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
	Elia System Operator SA/NV	31,309	1,553
	Arseus NV	35,408	1,417
^,*	Nyrstar (Voting Shares)	407,818	1,375
	NV Bekaert SA	43,373	1,364
	Melexis NV	27,370	1,250
	D'ieteren SA/NV	29,706	1,076
	Gimv NV	22,661	1,030
^	Cie d'Entreprises CFE	9,423	1,020
	Warehouses De Pauw SCA	14,072	1,005
*	Euronav NV	84,553	897
*	Mobistar SA	33,506	719
^,*	Tessenderlo Chemie NV (Voting Shares)	25,824	671
	Barco NV	7,256	535
*	RHJ International SA	94,301	514
*	AGFA-Gevaert NV	177,666	448
^,*	KBC Ancora	15,276	443
	Econocom Group SA/NV	67,141	434
	Cie Maritime Belge SA	20,852	408
	EVS Broadcast Equipment SA	10,493	340
^,*	ThromboGenics NV	37,484	330
	Van de Velde NV	6,914	320
*	Ion Beam Applications	13,429	235
	Wereldhave Belgium NV	1,621	198
	Intervest Offices & Warehouses NV	5,722	158
			30,521
Brazil (1.2%)
	Equatorial Energia SA	138,850	1,417
	Banco do Estado do Rio Grande do Sul SA Preference Shares	208,750	1,247
	Odontoprev SA	309,127	1,117
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A	62,700	1,006
	Marcopolo SA Preference Shares	584,616	1,000
	Smiles SA	48,293	835
	Sao Martinho SA	49,000	771
	Cia de Saneamento de Minas Gerais-COPASA	67,598	770
*	PDG Realty SA Empreendimentos e Participacoes	1,518,100	747
	Linx SA	35,878	745
*	Marfrig Global Foods SA	276,312	676
	Aliansce Shopping Centers SA	90,579	666
	Alupar Investimento SA	88,700	651
	Grendene SA	90,064	636
	Iguatemi Empresa de Shopping Centers SA	62,000	628
*	Abril Educacao SA	131,700	608
	Fleury SA	91,556	608
	Iochpe-Maxion SA	87,950	605
	Mills Estruturas e Servicos de Engenharia SA	91,778	599
*	Gol Linhas Aereas Inteligentes SA Preference Shares	115,000	593
	Diagnosticos da America SA	138,720	591
*	GAEC Educacao SA	45,422	577
	Gafisa SA	527,782	576
*	Minerva SA	110,800	570
	Alpargatas SA Preference Shares	161,102	564
	Arezzo Industria e Comercio SA	45,400	526
	Direcional Engenharia SA	123,294	507
	Even Construtora e Incorporadora SA	228,022	494
	Randon Participacoes SA Preference Shares	195,695	493
*	Tupy SA	65,231	463
	JSL SA	83,600	458
	Ez Tec Empreendimentos e Participacoes SA	53,300	456
	International Meal Co. Holdings SA	61,700	441
	QGEP Participacoes SA	115,400	419
	Ser Educacional SA	36,200	394
	SLC Agricola SA	57,600	393
	Mahle-Metal Leve SA Industria e Comercio	41,000	387
*	Brasil Pharma SA	261,700	384

45

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
Marisa Lojas SA	57,900	366
Santos Brasil Participacoes SA	55,846	355
Helbor Empreendimentos SA	128,300	313
Magazine Luiza SA	89,100	297
Magnesita Refratarios SA	245,201	292
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Preference Shares	97,318	272
Brasil Brokers Participacoes SA	191,600	245
Tecnisa SA	117,100	233
Cia Energetica do Ceara Preference Shares	16,642	232
LPS Brasil Consultoria de Imoveis SA	66,806	229
* Prumo Logistica SA	938,752	213
Brasil Insurance Participacoes e Administracao SA	61,427	185
Sonae Sierra Brasil SA	22,400	162
Tegma Gestao Logistica	19,900	146
* Paranapanema SA	136,200	124
JHSF Participacoes SA	95,400	121
* Rossi Residencial SA	300,115	119
* Eneva SA	376,900	82
* Prumo Logistica SA Rights Exp. 11/28/2014	528,141	2
		28,606
Canada (13.9%)
Gildan Activewear Inc.	142,812	8,508
Open Text Corp.	143,180	7,908
Keyera Corp.	97,660	7,769
Methanex Corp.	112,187	6,667
AltaGas Ltd.	154,157	6,360
Vermilion Energy Inc.	111,312	6,317
H&R REIT	316,037	6,290
Dollarama Inc.	67,455	5,926
^ Baytex Energy Corp.	192,362	5,878
Onex Corp.	102,741	5,797
Constellation Software Inc.	18,316	5,160
Industrial Alliance Insurance & Financial Services Inc.	114,370	4,609
Peyto Exploration & Development Corp.	156,106	4,406
Empire Co. Ltd.	60,835	4,209
Gibson Energy Inc.	142,570	4,147
Progressive Waste Solutions Ltd.	138,294	4,039
Veresen Inc.	256,225	4,022
CAE Inc.	308,413	3,951
Home Capital Group Inc. Class B	81,908	3,926
CCL Industries Inc. Class B	38,537	3,896
West Fraser Timber Co. Ltd.	72,113	3,783
Atco Ltd.	89,238	3,626
* Amaya Gaming Group Inc.	119,115	3,620
Whitecap Resources Inc.	269,811	3,493
^ Enerplus Corp.	237,942	3,407
Canadian REIT	77,185	3,389
* Element Financial Corp.	289,940	3,370
MacDonald Dettwiler & Associates Ltd.	43,553	3,321
Stantec Inc.	51,139	3,240
Canadian Western Bank	93,695	3,138
Dream Office REIT	121,505	3,076
Linamar Corp.	59,335	3,031
Calloway REIT	123,310	3,018
Aimia Inc.	208,732	3,010
ShawCor Ltd.	68,303	3,009
DH Corp.	93,866	2,998
Cominar REIT	171,680	2,906
TransForce Inc.	118,616	2,901
Boardwalk REIT	45,457	2,880
Precision Drilling Corp.	340,537	2,837
Canadian Apartment Properties REIT	127,478	2,828
^ Allied Properties REIT	88,148	2,782
Cineplex Inc.	73,771	2,779

46

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
	Quebecor Inc. Class B	103,436	2,655
*	Paramount Resources Ltd. Class A	60,586	2,537
	Ritchie Bros Auctioneers Inc.	102,822	2,513
^	Pengrowth Energy Corp.	614,399	2,480
	Secure Energy Services Inc.	131,154	2,429
*	Lundin Mining Corp.	519,827	2,320
^	Hudson's Bay Co.	131,146	2,276
	Artis REIT	161,432	2,255
	Russel Metals Inc.	76,839	2,240
*	Canfor Corp.	94,988	2,212
^	Bonavista Energy Corp.	234,847	2,207
	WSP Global Inc.	72,397	2,204
*	Celestica Inc.	199,125	2,187
	Capital Power Corp.	93,357	2,119
*	New Gold Inc.	582,328	2,113
	TMX Group Ltd.	43,930	2,113
	Chartwell Retirement Residences	205,663	2,099
	Westshore Terminals Investment Corp.	68,438	2,086
	HudBay Minerals Inc.	264,436	2,025
	Jean Coutu Group PJC Inc. Class A	87,923	2,016
	FirstService Corp.	37,397	1,976
	Granite REIT	52,462	1,934
	Toromont Industries Ltd.	78,589	1,876
	Pason Systems Inc.	76,959	1,842
	Mullen Group Ltd.	92,897	1,805
	Corus Entertainment Inc. Class B	97,514	1,794
*	Tahoe Resources Inc.	100,162	1,736
	RONA Inc.	141,593	1,727
^,*	B2Gold Corp.	1,028,410	1,715
	Ensign Energy Services Inc.	151,134	1,706
	Genworth MI Canada Inc.	46,903	1,640
	Canadian Energy Services & Technology Corp.	212,362	1,639
	Algonquin Power & Utilities Corp.	199,861	1,631
^	Northland Power Inc.	109,098	1,623
	First Capital Realty Inc.	98,899	1,615
	Superior Plus Corp.	148,510	1,609
	Maple Leaf Foods Inc.	92,363	1,598
^	Parkland Fuel Corp.	81,627	1,597
	Trican Well Service Ltd.	176,610	1,583
	Pan American Silver Corp.	166,436	1,539
	Laurentian Bank of Canada	33,728	1,484
^	Bonterra Energy Corp.	32,590	1,465
*	NuVista Energy Ltd.	156,594	1,441
	Stella-Jones Inc.	48,685	1,414
	Emera Inc.	41,923	1,409
*	Dominion Diamond Corp.	97,171	1,360
	Surge Energy Inc.	242,722	1,346
*	Athabasca Oil Corp.	414,993	1,344
	Enerflex Ltd.	90,211	1,289
*	Raging River Exploration Inc.	188,042	1,278
*	ATS Automation Tooling Systems Inc.	97,107	1,215
^	Manitoba Telecom Services Inc.	46,016	1,213
	Innergex Renewable Energy Inc.	121,974	1,194
^	Trilogy Energy Corp.	76,259	1,188
*	Gran Tierra Energy Inc.	250,760	1,143
*	Bankers Petroleum Ltd.	294,610	1,132
	Alamos Gold Inc.	151,243	1,129
	North West Co. Inc.	54,459	1,126
*	Parex Resources Inc.	121,764	1,116
	AutoCanada Inc.	19,730	1,096
	Trinidad Drilling Ltd.	167,293	1,090
*	Detour Gold Corp.	179,170	1,049
*	Bellatrix Exploration Ltd.	223,863	1,047
*	Kelt Exploration Ltd.	123,210	1,037

47

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
	Transcontinental Inc. Class A	75,789	1,035
*	Great Canadian Gaming Corp.	54,810	994
	Canaccord Genuity Group Inc.	116,861	989
	TORC Oil & Gas Ltd.	100,922	946
	Dorel Industries Inc. Class B	30,286	941
*	Birchcliff Energy Ltd.	120,684	934
	Calfrac Well Services Ltd.	77,700	931
	AGF Management Ltd. Class B	100,461	913
*	Legacy Oil & Gas Inc.	224,000	912
	AuRico Gold Inc.	278,033	891
	Northern Property REIT	34,282	883
*	Torex Gold Resources Inc.	826,804	880
	Aecon Group Inc.	67,695	880
	Martinrea International Inc.	81,238	861
*	Crew Energy Inc.	137,323	858
	Sherritt International Corp.	339,965	845
*	IAMGOLD Corp.	435,800	827
	Nevsun Resources Ltd.	244,731	827
*	Advantage Oil & Gas Ltd.	187,453	803
*	SEMAFO Inc.	325,089	793
*	Capstone Mining Corp.	418,077	783
*	Dundee Corp. Class A	51,430	729
	Centerra Gold Inc.	186,034	726
^	Extendicare Inc.	99,969	724
	Black Diamond Group Ltd.	42,070	719
^,*	NovaGold Resources Inc.	290,533	714
^	Just Energy Group Inc.	146,418	713
^	Canexus Corp.	206,417	709
	Cott Corp.	116,394	705
*	First Majestic Silver Corp.	136,711	701
	Morguard REIT	41,144	675
*	Osisko Gold Royalties Ltd.	53,885	673
*	Dream Unlimited Corp. Class A	57,416	673
	Cogeco Cable Inc.	11,883	648
^	Lightstream Resources Ltd.	238,753	631
	Major Drilling Group International Inc.	105,524	616
^,*	Avigilon Corp.	44,378	614
*	Primero Mining Corp.	177,846	608
	Norbord Inc.	29,508	577
	Savanna Energy Services Corp.	105,684	570
*	OceanaGold Corp.	335,847	548
*	China Gold International Resources Corp. Ltd.	283,800	544
	Alacer Gold Corp.	327,307	543
*	BlackPearl Resources Inc.	377,120	542
*	Pretium Resources Inc.	108,814	498
^,*	Westport Innovations Inc.	76,428	470
*	Gran Tierra Energy Inc.	101,650	464
^,*	Denison Mines Corp.	487,837	459
*	Thompson Creek Metals Co. Inc.	238,513	451
	Torstar Corp. Class B	76,163	445
^,*	Imperial Metals Corp.	52,202	441
	Wi-Lan Inc.	128,428	425
^,*	Silver Standard Resources Inc.	94,204	410
*	Dundee Precious Metals Inc.	139,876	398
	Cascades Inc.	71,366	397
	GMP Capital Inc.	66,200	392
*	Argonaut Gold Inc.	181,978	388
^	Sprott Inc.	169,800	365
*	Endeavour Silver Corp.	118,760	362
	InnVest REIT	76,445	350
^	First National Financial Corp.	16,000	331
^	Atlantic Power Corp.	143,074	320
*	Taseko Mines Ltd.	213,370	280
*	Continental Gold Ltd.	101,900	171

48

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
*	Westport Innovations Inc.	7,000	43
			332,591
Chile (0.4%)
	Sonda SA	538,882	1,310
	Vina Concha y Toro SA	632,769	1,205
	Parque Arauco SA	571,220	1,202
	E.CL SA	611,128	904
	Inversiones Aguas Metropolitanas SA	492,585	746
	Administradora de Fondos de Pensiones Habitat SA	351,216	568
	Ripley Corp. SA	1,039,261	568
	Inversiones La Construccion SA	38,290	552
	Sigdo Koppers SA	325,988	510
	Sociedad Matriz SAAM SA	5,642,437	473
	Forus SA	92,362	412
	Salfacorp SA	474,598	408
	Coca-Cola Embonor SA Preference Shares Class B	181,228	315
	Besalco SA	448,004	298
*	Cia Sud Americana de Vapores SA	7,706,252	291
			9,762
China (2.9%)
	China Medical System Holdings Ltd.	1,033,800	1,937
	Sunac China Holdings Ltd.	2,078,000	1,799
	Skyworth Digital Holdings Ltd.	2,508,497	1,375
^	Sunny Optical Technology Group Co. Ltd.	832,000	1,351
	BYD Electronic International Co. Ltd.	1,101,000	1,315
^	China Power International Development Ltd.	2,908,320	1,312
*	Shunfeng Photovoltaic International Ltd.	1,472,000	1,228
*	China High Speed Transmission Equipment Group Co. Ltd.	1,465,700	1,155
	Intime Retail Group Co. Ltd.	1,308,937	1,140
^,*	China Modern Dairy Holdings Ltd.	2,534,000	1,118
*	Hua Han Bio-Pharmaceutical Holdings Ltd.	2,939,562	1,048
	China Singyes Solar Technologies Holdings Ltd.	533,600	1,037
^	Sinopec Kantons Holdings Ltd.	1,235,962	1,026
	Tong Ren Tang Technologies Co. Ltd.	713,212	963
	Digital China Holdings Ltd.	1,026,671	955
^,*	Tech Pro Technology Development Ltd.	1,170,000	910
	Greatview Aseptic Packaging Co. Ltd.	1,332,000	872
*	Goldin Properties Holdings Ltd.	1,407,366	853
^	Kaisa Group Holdings Ltd.	2,272,000	843
*	PAX Global Technology Ltd.	765,068	821
	China Shanshui Cement Group Ltd.	2,149,757	792
	Lijun International Pharmaceutical Holding Co. Ltd.	1,575,506	767
	China Oil & Gas Group Ltd.	4,480,000	710
*	Kingdee International Software Group Co. Ltd.	2,070,136	678
^	Baoxin Auto Group Ltd.	884,000	676
	Coolpad Group Ltd.	3,093,956	675
	Lao Feng Xiang Co. Ltd. Class B	230,220	654
*	Hi Sun Technology China Ltd.	2,084,814	645
^,*	China Lumena New Materials Corp.	3,950,000	637
^,*	Hunan Nonferrous Metal Corp. Ltd.	1,941,223	635
	China ZhengTong Auto Services Holdings Ltd.	1,082,000	613
^	Tibet 5100 Water Resources Holdings Ltd.	1,732,476	609
	Dah Chong Hong Holdings Ltd.	999,988	590
*	China Traditional Chinese Medicine Co. Ltd.	1,023,436	581
	China Suntien Green Energy Corp. Ltd.	2,183,868	580
	China Shineway Pharmaceutical Group Ltd.	320,000	579
	MMG Ltd.	1,700,127	567
*	CT Environmental Group Ltd.	526,240	561
	Phoenix Satellite Television Holdings Ltd.	1,811,783	560
^,*	North Mining Shares Co. Ltd.	12,020,000	558
^,*	V1 Group Ltd.	5,213,456	552
	Dalian Port PDA Co. Ltd.	1,556,538	543
	Shanghai Jin Jiang International Hotels Group Co. Ltd.	1,543,417	529
	Wasion Group Holdings Ltd.	502,000	523

49

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
^	China Overseas Grand Oceans Group Ltd.	975,000	514
^	Dongyue Group Ltd.	1,328,000	505
*	China Resources and Transportation Group Ltd.	18,600,000	499
*	Hisense Kelon Electrical Holdings Co. Ltd. Class A	553,222	497
	Comba Telecom Systems Holdings Ltd.	1,055,092	494
	Ajisen China Holdings Ltd.	710,408	493
^,*	China Precious Metal Resources Holdings Co. Ltd.	4,634,000	490
	Beijing Capital Land Ltd.	1,400,000	483
^	China Lesso Group Holdings Ltd.	905,000	475
^,*	Chinasoft International Ltd.	1,399,264	470
^	First Tractor Co. Ltd.	732,832	468
	Yuexiu Transport Infrastructure Ltd.	762,000	462
*	Sinotrans Shipping Ltd.	1,685,190	461
^	China Water Affairs Group Ltd.	876,000	450
*	Phoenix Healthcare Group Co. Ltd.	226,500	449
	Fufeng Group Ltd.	944,606	443
	NetDragon Websoft Inc.	257,542	439
^	Wisdom Holdings Group	556,000	430
	China Datang Corp. Renewable Power Co. Ltd.	2,957,178	427
*	China Power New Energy Development Co. Ltd.	6,140,000	427
*	EverChina International Holdings Co. Ltd.	7,695,000	422
	XTEP International Holdings Ltd.	920,379	410
*	Glorious Property Holdings Ltd.	2,780,000	405
^,*	China Metal Recycling Holdings Ltd.	332,400	404
*	China WindPower Group Ltd.	4,890,000	398
	Bank of Chongqing Co. Ltd.	569,000	392
*	Boer Power Holdings Ltd.	312,000	390
	Jiangsu Future Land Co. Ltd. Class B	763,150	387
	Hangzhou Steam Turbine Co. Class B	347,112	387
	Livzon Pharmaceutical Group Inc.	51,500	386
^	Yashili International Holdings Ltd.	1,030,000	382
	Tianjin Port Development Holdings Ltd.	1,681,976	380
	Luthai Textile Co. Ltd. Class B	299,900	379
	Tianjin Development Hldgs Ltd.	426,000	374
	Shenguan Holdings Group Ltd.	1,278,000	361
	NVC Lighting Holding Ltd.	1,538,000	351
	Lonking Holdings Ltd.	2,024,313	347
^,*	China Tian Lun Gas Holdings Ltd.	295,500	341
^	Daphne International Holdings Ltd.	671,996	338
^	Hengdeli Holdings Ltd.	2,021,765	329
	West China Cement Ltd.	3,216,000	319
	CPMC Holdings Ltd.	419,000	314
	China Lilang Ltd.	435,000	311
^	Chaowei Power Holdings Ltd.	549,000	311
	Xiamen International Port Co. Ltd.	1,177,000	310
	CIFI Holdings Group Co. Ltd.	1,632,000	305
	Xingda International Holdings Ltd.	880,000	304
	COSCO International Holdings Ltd.	626,000	274
	Changshouhua Food Co. Ltd.	326,000	271
	China National Accord Medicines Corp. Ltd. Class B	52,900	269
^	Hilong Holding Ltd.	795,000	265
	China Fangda Group Co. Ltd. Class B	436,800	263
	Welling Holding Ltd.	1,203,600	261
^	Tiangong International Co. Ltd.	996,000	258
	Tianneng Power International Ltd.	710,000	254
*	China SCE Property Holdings Ltd.	1,259,000	248
*	Chongqing Iron & Steel Co. Ltd.	1,125,500	248
	Shanghai Baosight Software Co. Ltd. Class B	115,670	248
*	Mingfa Group International Co. Ltd.	868,000	248
*	Shanghai Industrial Urban Development Group Ltd.	1,338,000	247
	Hydoo International Holding Ltd.	1,208,000	247
	Bloomage BioTechnology Corp. Ltd.	152,500	243
	Shanghai Diesel Engine Co. Ltd. Class B	327,400	241
	Qingling Motors Co. Ltd.	752,929	240

50

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
	Huangshan Tourism Development Co. Ltd. Class B	158,500	238
	Weiqiao Textile Co.	468,500	235
	Vinda International Holdings Ltd.	155,000	235
*	Shougang Concord International Enterprises Co. Ltd.	4,959,116	230
	Hubei Sanonda Co. Ltd. Class B	178,600	227
*	China Huiyuan Juice Group Ltd.	532,000	212
^	Fantasia Holdings Group Co. Ltd.	1,986,000	211
	C C Land Holdings Ltd.	1,173,000	208
^	Texhong Textile Group Ltd.	297,500	203
	Anxin-China Holdings Ltd.	2,120,000	197
	361 Degrees International Ltd.	684,000	196
*	Shang Gong Group Co. Ltd. Class B	286,100	193
*	Sinolink Worldwide Holdings Ltd.	2,370,000	193
	Chongqing Machinery & Electric Co. Ltd.	1,046,000	189
	Huaxin Cement Co. Ltd. Class B	174,560	188
*	Xinjiang Xinxin Mining Industry Co. Ltd.	844,000	186
	Yuanda China Holdings Ltd.	2,880,000	178
*	China Rare Earth Holdings Ltd.	1,334,000	172
*	Powerlong Real Estate Holdings Ltd.	1,193,000	166
^,*	TCL Multimedia Technology Holdings Ltd.	471,842	166
	Eastern Communications Co. Ltd. Class B	269,950	163
	Peak Sport Products Co. Ltd.	523,756	155
*	Winsway Enterprises Holdings Ltd.	3,198,870	148
	MIE Holdings Corp.	1,070,000	148
	Maoye International Holdings Ltd.	923,459	144
	SRE Group Ltd.	4,930,302	140
	Minmetals Land Ltd.	1,184,000	137
*	INESA Electron Co. Ltd. Class B	268,933	135
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	138,500	131
	Hainan Meilan International Airport Co. Ltd.	166,000	130
	Hefei Meiling Co. Ltd. Class B	184,160	122
	Changchai Co. Ltd. Class B	179,100	121
	Guangdong Provincial Expressway Development Co. Ltd. Class B	299,900	115
*	O-Net Communications Group Ltd.	397,000	110
*	China Automation Group Ltd.	566,670	110
*	Chengde Nanjiang Co. Ltd. Class B	271,700	110
	Real Nutriceutical Group Ltd.	314,000	107
*	Boshiwa International Holding Ltd.	469,000	102
*	Shenzhen Chiwan Petroleum Class B	47,000	98
*	Kama Co. Ltd. Class B	171,000	88
*	Hidili Industry International Development Ltd.	815,000	88
	Shanghai Yaohua Pilkington Glass Group Co. Ltd.	139,400	87
	Shanghai Highly Group Co. Ltd. Class B	147,000	85
	China Vanadium Titano - Magnetite Mining Co. Ltd.	742,000	76
*	Foshan Huaxin Packaging Co. Ltd. Class B	135,000	75
^	China ITS Holdings Co. Ltd.	531,000	74
*	Shanghai Potevio Co. Ltd. Class B	83,300	72
	Fiyta Holdings Ltd. Class B	73,309	70
*	Jinchuan Group International Resources Co. Ltd.	644,000	65
*	Global Bio-Chem Technology Group Co. Ltd.	1,678,000	64
*	Shanghai Dajiang Food Group Co. Ltd. Class B	158,400	63
*	China High Precision Automation Group Ltd.	401,000	63
*	Shenzhen International Enterprise Co. Ltd. Class B	45,840	57
	Dalian Refrigeration Co. Ltd. Class B	57,600	54
*	Jinshan Development & Construction Co. Ltd. Class B	67,500	47
*	Shanghai Automation Instrumentation Co. Ltd. Class B	71,500	47
*	Real Gold Mining Ltd.	239,476	26
*	Chigo Holding Ltd.	1,038,000	25
*	Shenglong PV-Tech Investment Co. Ltd.	44,660	1
			68,986
Colombia (0.1%)
	Banco Davivienda SA Preference Shares	115,801	1,728

51

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
* Avianca Holdings SA Preference Shares	377,910	709
		2,437
Czech Republic (0.0%)
Philip Morris CR AS	378	168

Denmark (1.1%)
GN Store Nord A/S	188,983	4,404
* Topdanmark A/S	96,768	3,083
* Sydbank A/S	87,109	2,765
^ FLSmidth & Co. A/S	55,657	2,523
* Genmab A/S	54,685	2,381
NKT Holding A/S	29,748	1,543
* Royal UNIBREW	9,163	1,497
SimCorp A/S	40,875	1,234
Spar Nord Bank A/S	97,720	989
Matas A/S	44,557	979
ALK-Abello A/S	6,803	766
Dfds A/S	7,790	661
* Bavarian Nordic A/S	18,922	586
Schouw & Co.	12,578	558
* Auriga Industries A/S Class B	9,346	483
* Alm Brand A/S	71,984	393
Solar A/S Class B	7,325	339
* OW Bunker A/S	24,023	316
* Bang & Olufsen A/S	34,803	270
^ D/S Norden A/S	8,002	210
		25,980
Egypt (0.1%)
* Six of October Development & Investment	251,689	565
* Orascom Telecom Media And Technology Holding SAE	2,950,079	484
* Medinet Nasr Housing	59,397	339
Heliopolis Co. for Housing and Construction SAE	39,198	303
* Palm Hills Developments SAE	518,899	293
* Pioneers Holding for Financial Investments SAE	150,000	262
Amer Group Holding	1,525,662	241
* Citadel Capital SAE	425,000	237
Oriental Weavers	32,308	226
* South Valley Cement	125,000	125
Arab Cotton Ginning	184,483	118
* Egyptian Resorts Co.	494,654	86
* Maridive & Oil Services SAE	82,111	77
Egyptian Financial & Industrial Co.	43,090	62
* Abu Dhabi Islamic Bank	53,172	52
* Nile Cotton Ginning	31,192	29
		3,499
Finland (1.3%)
Elisa Oyj	181,277	4,980
Huhtamaki Oyj	123,905	3,147
Amer Sports Oyj	137,323	2,630
Tieto Oyj	89,572	2,272
Konecranes Oyj	69,043	1,934
Valmet Oyj	154,839	1,637
^ Outotec Oyj	221,507	1,467
^ Cargotec Oyj Class B	46,469	1,402
* Outokumpu Oyj	240,263	1,363
Sponda Oyj	289,456	1,324
Caverion Corp.	150,637	1,212
Kemira Oyj	93,736	1,211
Metsa Board Oyj	233,366	1,043
^ YIT Oyj	152,501	1,019
Citycon Oyj	310,667	1,006
Uponor Oyj	70,401	935
Ramirent Oyj	88,589	706
Raisio Oyj	139,518	696

52

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
^	Sanoma Oyj	112,807	649
	Cramo Oyj	25,473	372
	Stockmann OYJ Abp Class B	32,328	358
	F-Secure Oyj	118,532	290
*	Oriola-KD Oyj	81,211	269
*	Finnair Oyj	77,235	241
			32,163
France (2.6%)
	Ingenico	52,052	5,190
	Teleperformance	68,034	4,288
	Neopost SA	41,228	2,870
	Orpea	45,035	2,752
	Eurofins Scientific SE	9,606	2,432
	Havas SA	289,186	2,344
	Faurecia	70,718	2,296
	Rubis SCA	36,778	2,165
*	UBISOFT Entertainment	116,019	2,106
*	Technicolor SA	331,768	1,961
	Korian-Medica	48,771	1,764
	Plastic Omnium SA	65,507	1,495
	Altran Technologies SA	141,724	1,393
	Metropole Television SA	77,970	1,349
	Vicat	18,542	1,268
*	Etablissements Maurel et Prom	104,877	1,255
	Virbac SA	5,371	1,200
*	Nexans SA	38,296	1,172
	Alten SA	26,878	1,151
^,*	CGG SA	189,496	1,106
	IPSOS	42,143	1,094
	Mercialys SA	48,195	1,065
	Nexity SA	29,351	1,056
	Rallye SA	25,921	1,004
	Sopra Group SA	13,246	994
*	Eramet	10,571	983
	Saft Groupe SA	29,452	878
	Gaztransport Et Technigaz SA	15,432	864
	Sartorius Stedim Biotech	4,644	846
	Bourbon SA	31,647	822
*	Norbert Dentressangle SA	5,484	801
^,*	SOITEC	313,778	781
	Vilmorin & Cie SA	6,583	661
	Boiron SA	7,420	660
	Tarkett SA	20,563	593
	LISI	22,665	569
*	Beneteau SA	38,360	568
*	FFP	8,455	513
*	GameLoft SE	92,136	473
	Societe d'Edition de Canal &	62,415	464
	Albioma SA	20,640	448
*	Groupe Fnac	10,388	437
	Bonduelle S.C.A.	15,840	400
*	Solocal Group	646,525	399
	Derichebourg SA	142,793	358
	Faiveley Transport SA	5,908	355
	MPI	82,935	347
	Mersen	13,125	316
	Jacquet Metal Service	18,428	315
*	Societe de la Tour Eiffel	4,538	255
	Burelle SA	351	240
	GL Events	11,575	231
	Guerbet	4,184	195
*	Esso SA Francaise	4,789	185
*	Trigano SA	8,932	181
	Stallergenes SA	2,818	177

53

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
	Assystem	7,796	157
*	Parrot SA	7,881	150
	Haulotte Group SA	9,244	140
*	Manitou BF SA	9,233	129
	Seche Environnement SA	4,332	127
	Union Financiere de France BQE SA	3,200	88
^	Maisons France Confort SA	2,157	73
*	Etablissements Maurel et Prom Warrants Exp. 12/31/2015	38,916	4
			62,953
Germany (3.5%)
*	GAGFAH SA	246,995	4,617
	LEG Immobilien AG	60,065	4,143
	Freenet AG	123,039	3,221
*	MorphoSys AG	31,286	2,969
	Aurubis AG	53,718	2,803
	Stada Arzneimittel AG	72,417	2,791
*	Dialog Semiconductor plc	77,215	2,656
	Deutsche Euroshop AG	53,739	2,403
	Rhoen Klinikum AG	78,586	2,340
	Aareal Bank AG	53,566	2,297
	Leoni AG	37,882	2,169
	Gerresheimer AG	37,499	2,087
	KUKA AG	32,154	2,023
	DMG MORI SEIKI AG	71,241	1,819
	Norma Group SE	37,075	1,735
	Drillisch AG	49,599	1,722
^	TAG Immobilien AG	144,510	1,691
	Krones AG	16,520	1,583
	KION Group AG	43,180	1,572
	Rational AG	4,736	1,483
	Wincor Nixdorf AG	31,973	1,469
	Salzgitter AG	45,661	1,376
*	Aixtron SE	108,617	1,323
*	Kloeckner & Co. SE	111,334	1,308
*	Nordex SE	73,956	1,250
	Gerry Weber International AG	30,080	1,209
	Sartorius AG Preference Shares	10,908	1,190
	Bechtle AG	15,261	1,187
	Duerr AG	16,613	1,164
	Jungheinrich AG Preference Shares	19,598	1,106
^,*	Grand City Properties SA	85,808	1,099
*	SGL Carbon SE	68,660	1,062
	CTS Eventim AG & Co. KGaA	39,556	1,043
	ElringKlinger AG	33,107	1,011
	alstria office REIT-AG	80,732	1,001
	Indus Holding AG	21,303	978
	Pfeiffer Vacuum Technology AG	11,680	908
	KWS Saat AG	2,727	890
	Grenkeleasing AG	8,565	852
	Aurelius AG	22,177	772
^,*	Heidelberger Druckmaschinen AG	287,165	731
	Bertrandt AG	5,586	730
	Biotest AG Preference Shares	7,157	725
	BayWa AG	17,786	703
^	Draegerwerk AG & Co. KGaA Preference Shares	6,864	668
	Vossloh AG	11,237	647
	Jenoptik AG	52,794	604
	Takkt AG	37,467	585
	Rheinmetall AG	13,596	584
	Stroeer Media SE	25,321	578
	KSB AG Preference Shares	1,085	576
	Sixt SE Preference Shares	20,520	573
	CompuGroup Medical AG	24,039	551
	Carl Zeiss Meditec AG	20,193	543

54

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
	Hamburger Hafen und Logistik AG	23,954	525
	Wacker Neuson SE	26,538	515
*	Patrizia Immobilien AG	37,648	508
	Deutz AG	110,262	496
	Sixt SE	14,492	469
	CAT Oil AG	20,245	386
*	Kontron AG	64,059	371
	DIC Asset AG	36,039	303
	comdirect bank AG	28,225	285
	Deutsche Beteiligungs AG	9,994	273
^,*	SMA Solar Technology AG	10,173	253
*	Bauer AG	15,649	242
	Draegerwerk AG & Co. KGaA	2,797	232
*	H&R AG	22,324	192
	QSC AG	56,381	109
	Delticom AG	3,695	77
*	Rhoen-Klinikum AG Tender Rights Exp. 11/14/2014	79,477	67
	CropEnergies AG	10,226	51
			84,474
Greece (0.4%)
	FF Group	52,595	1,723
	JUMBO SA	108,678	1,193
	Titan Cement Co. SA	50,127	1,112
*	Public Power Corp. SA	128,997	981
*	Mytilineos Holdings SA	83,813	539
^	Grivalia Properties REIC	44,280	480
*	Ellaktor SA	157,753	447
	Motor Oil Hellas Corinth Refineries SA	59,205	435
	Hellenic Exchanges SA	64,069	432
^,*	Hellenic Petroleum SA	77,755	400
	Athens Water Supply & Sewage Co. SA	49,681	343
	Metka SA	25,278	247
*	Intralot SA-Integrated Lottery Systems & Services	99,887	142
*	Marfin Investment Group Holdings SA	487,204	129
*	TT Hellenic Postbank SA	44,448	9
			8,612
Hong Kong (1.8%)
	NagaCorp Ltd.	1,658,228	1,393
	Stella International Holdings Ltd.	456,591	1,317
	Luk Fook Holdings International Ltd.	401,000	1,211
	Minth Group Ltd.	620,219	1,188
*	Goldin Financial Holdings Ltd.	1,251,922	1,035
	Pacific Basin Shipping Ltd.	2,104,766	1,013
^	Yingde Gases Group Co. Ltd.	1,246,000	975
^	REXLot Holdings Ltd.	8,829,448	924
^,*	FDG Electric Vehicles Ltd.	12,500,080	886
	Value Partners Group Ltd.	1,132,000	867
*	Dynam Japan Holdings Co. Ltd.	303,360	853
	K Wah International Holdings Ltd.	1,302,000	815
^,*	Superb Summit International Group Ltd.	3,705,044	798
	SITC International Holdings Co. Ltd.	1,440,812	778
*	China LotSynergy Holdings Ltd.	7,217,714	764
	Giordano International Ltd.	1,491,735	759
	Truly International Holdings Ltd.	1,451,000	744
	Pacific Textiles Holdings Ltd.	534,000	716
	Chow Sang Sang Holdings International Ltd.	281,565	702
*	G-Resources Group Ltd.	27,975,190	685
*	Nexteer Automotive Group Ltd.	739,104	662
	Guotai Junan International Holdings Ltd.	869,000	607
*	Town Health International Medical Group Ltd.	3,806,266	598
	CITIC Telecom International Holdings Ltd.	1,471,004	591
^	TCL Communication Technology Holdings Ltd.	567,122	557
	SmarTone Telecommunications Holdings Ltd.	429,730	553
	Yuexiu REIT	1,096,000	544

55

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
	Ju Teng International Holdings Ltd.	957,652	537
	Landing International Development Ltd.	9,972,050	536
^,*	Xinchen China Power Holdings Ltd.	953,000	532
	Sunlight REIT	1,177,000	514
^	Newocean Energy Holdings Ltd.	1,042,000	493
	Springland International Holdings Ltd.	1,259,000	480
^,*	United Photovoltaics Group Ltd.	3,674,000	478
	Carnival Group International Holdings Ltd.	2,900,000	472
^,*	United Laboratories International Holdings Ltd.	602,500	462
*	Sun Hung Kai & Co. Ltd.	619,000	461
^	Haitong International Securities Group Ltd.	772,000	458
^,*	Sino Oil And Gas Holdings Ltd.	16,505,000	430
	Trinity Ltd.	1,746,000	421
	Man Wah Holdings Ltd.	276,800	414
^,*	Lung Cheong International Holdings Ltd.	2,942,000	414
	Prosperity REIT	1,231,000	411
	APT Satellite Holdings Ltd.	279,000	406
	Far East Consortium International Ltd.	1,053,858	396
	Goodbaby International Holdings Ltd.	971,000	396
^,*	Yanchang Petroleum International Ltd.	7,630,000	388
^	Summit Ascent Holdings Ltd.	886,000	385
^	Honghua Group Ltd.	1,953,000	375
	Wanda Hotel Development Co. Ltd.	1,717,000	365
*	China Dynamics Holdings Ltd.	2,780,000	360
	AMVIG Holdings Ltd.	764,000	358
	TCC International Holdings Ltd.	859,000	348
	EVA Precision Industrial Holdings Ltd.	1,276,000	344
	Singamas Container Holdings Ltd.	1,917,960	331
	Varitronix International Ltd.	386,000	324
*	Lai Sun Development Co. Ltd.	12,085,000	312
	New World Department Store China Ltd.	846,966	310
	HKR International Ltd.	634,400	307
	China Aerospace International Holdings Ltd.	1,978,000	289
*	China Public Procurement Ltd.	8,028,000	281
^	SPT Energy Group Inc.	873,000	276
^,*	Midland Holdings Ltd.	514,000	253
	Regal Hotels International Holdings Ltd.	414,000	253
	Suncorp Technologies Ltd.	11,560,000	247
*	SOCAM Development Ltd.	290,725	241
*	Ports Design Ltd.	680,592	237
^	Anton Oilfield Services Group	1,097,004	232
*	Microport Scientific Corp.	457,000	231
	Road King Infrastructure Ltd.	257,346	224
	Polytec Asset Holdings Ltd.	1,440,000	211
	Dickson Concepts International Ltd.	390,438	205
^,*	Louis XIII Holdings Ltd.	364,000	200
*	China Household Holdings Ltd.	1,625,000	197
	Emperor Watch & Jewellery Ltd.	4,230,000	197
	Inspur International Ltd.	736,000	188
^	Yip's Chemical Holdings Ltd.	272,000	183
^,*	Sunshine Oilsands Ltd.	1,555,000	178
	Liu Chong Hing Investment Ltd.	138,000	176
	TPV Technology Ltd.	876,000	172
*	Hong Kong Television Network Ltd.	405,000	161
^,*	Silver base Group Holdings Ltd.	1,234,475	153
*	L'sea Resources International Holdings Ltd.	3,050,000	149
	China Merchants Land Ltd.	968,000	139
	Henderson Investment Ltd.	1,405,000	132
	IT Ltd.	412,000	124
*	PetroAsian Energy Holdings Ltd.	3,380,000	110
*	Neo-Neon Holdings Ltd.	591,500	95
*	CST Mining Group Ltd.	15,432,000	89
*	Mongolia Energy Corp. Ltd.	3,603,000	81
*	Heng Tai Consumables Group Ltd.	3,480,750	51

56

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
Oriental Press Group	262,000	30
		41,738
India (2.2%)
LIC Housing Finance Ltd.	296,581	1,748
Apollo Hospitals Enterprise Ltd.	93,388	1,699
Indiabulls Housing Finance Ltd.	236,567	1,619
UPL Ltd.	267,900	1,521
Mindtree Ltd.	79,599	1,430
Marico Ltd.	258,484	1,310
* Havells India Ltd.	269,055	1,262
Federal Bank Ltd.	445,720	1,033
Pidilite Industries Ltd.	144,967	982
Bajaj Finserv Ltd.	47,803	832
Apollo Tyres Ltd.	230,286	822
CESC Ltd.	73,925	816
Max India Ltd.	139,997	812
Arvind Ltd.	164,332	810
Emami Ltd.	60,451	800
Page Industries Ltd.	5,266	767
Bajaj Finance Ltd.	16,643	762
Britannia Industries Ltd.	30,250	757
ING Vysya Bank Ltd.	69,786	735
Info Edge India Ltd.	53,347	734
* Jubilant Foodworks Ltd.	35,344	725
* Gujarat Pipavav Port Ltd.	261,784	713
Petronet LNG Ltd.	199,658	652
IIFL Holdings Ltd.	227,863	633
Torrent Pharmaceuticals Ltd.	43,585	629
Sundaram Finance Ltd.	28,025	623
Vakrangee Ltd.	298,151	619
IFCI Ltd.	1,013,175	607
* Indian Hotels Co. Ltd.	341,129	585
* SKS Microfinance Ltd.	104,957	566
* National Aluminium Co. Ltd.	595,286	555
Berger Paints India Ltd.	85,174	553
Voltas Ltd.	133,317	546
IRB Infrastructure Developers Ltd.	132,145	543
MRF Ltd.	1,054	538
Credit Analysis & Research Ltd.	24,171	529
Just Dial Ltd.	21,420	523
* Jammu & Kashmir Bank Ltd.	227,590	518
TVS Motor Co. Ltd.	121,091	518
Jain Irrigation Systems Ltd.	344,143	509
Dewan Housing Finance Corp. Ltd.	82,689	498
* PI Industries Ltd.	66,412	485
* Hathway Cable & Datacom Ltd.	94,251	476
Thermax Ltd.	32,338	473
Hexaware Technologies Ltd.	145,401	472
* Karur Vysya Bank Ltd.	52,637	468
Ramco Cements Ltd.	83,231	467
Tata Global Beverages Ltd.	165,766	432
Strides Arcolab Ltd.	39,671	431
Coromandel International Ltd.	78,364	425
Biocon Ltd.	57,919	424
* Amara Raja Batteries Ltd.	39,233	419
* Housing Development & Infrastructure Ltd.	302,626	410
Amtek Auto Ltd.	148,844	405
Ipca Laboratories Ltd.	33,503	402
PTC India Ltd.	266,177	397
Sobha Developers Ltd.	54,471	383
Muthoot Finance Ltd.	118,117	380
Prestige Estates Projects Ltd.	101,374	379
South Indian Bank Ltd.	753,626	341
Oberoi Realty Ltd.	82,794	333

57

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
* Suzlon Energy Ltd.	1,502,111	329
L&T Finance Holdings Ltd.	276,199	312
Engineers India Ltd.	69,398	308
Sintex Industries Ltd.	191,650	303
Syndicate Bank	144,831	297
UCO Bank	201,120	286
Gateway Distriparks Ltd.	59,349	279
Indraprastha Gas Ltd.	41,986	276
Indiabulls Real Estate Ltd.	234,345	272
Polaris Financial Technology Ltd.	88,447	272
Indian Overseas Bank	281,582	270
* DEN Networks Ltd.	98,353	266
* Sun Pharma Advanced Research Co. Ltd.	80,312	259
Videocon Industries Ltd.	88,639	244
* Dish TV India Ltd.	243,226	229
Gujarat Gas Co. Ltd.	28,068	222
Jindal Saw Ltd.	166,808	211
Gujarat State Petronet Ltd.	128,117	202
Indian Bank	72,586	198
CMC Ltd.	6,256	197
* India Cements Ltd.	105,695	192
McLeod Russel India Ltd.	45,274	192
NCC Ltd.	186,878	182
Karnataka Bank Ltd.	86,492	175
Century Textiles & Industries Ltd.	19,210	174
* Central Bank of India	158,386	173
Gujarat Mineral Development Corp. Ltd.	69,409	172
Rolta India Ltd.	93,332	168
Gujarat State Fertilisers & Chemicals Ltd.	82,282	162
Andhra Bank	115,901	159
Raymond Ltd.	20,579	155
Alstom India Ltd.	17,227	149
Allahabad Bank	77,424	145
Welspun Corp. Ltd.	112,757	143
Srei Infrastructure Finance Ltd.	177,118	137
Chambal Fertilizers & Chemicals Ltd.	133,715	135
* Jet Airways India Ltd.	35,377	134
Future Retail Ltd.	68,249	130
Bhushan Steel Ltd.	69,507	120
Multi Commodity Exchange of India Ltd.	8,774	119
* Balrampur Chini Mills Ltd.	122,782	110
Radico Khaitan Ltd.	72,936	109
* Hindustan Construction Co. Ltd.	199,564	108
* Tata Teleservices Maharashtra Ltd.	680,372	104
* Punj Lloyd Ltd.	166,563	104
* Bajaj Hindusthan Ltd.	325,470	103
* Shree Renuka Sugars Ltd.	360,673	100
* Pipavav Defence & Offshore Engineering Co. Ltd.	140,055	88
* IVRCL Ltd.	254,830	78
Vijaya Bank	99,615	78
* Intellect Design Arena Ltd.	88,447	69
* Shipping Corp. of India Ltd.	62,424	61
Financial Technologies India Ltd.	18,072	51
* Lanco Infratech Ltd.	462,657	50
Bombay Dyeing & Manufacturing Co. Ltd.	42,640	46
* Nagarjuna Fertilizers & Chemicals Ltd.	233,445	43
* Parsvnath Developers Ltd.	98,992	33
* Gujarat NRE Coke Ltd.	249,119	30
		51,548
Indonesia (0.8%)
Lippo Karawaci Tbk PT	22,697,818	2,021
Summarecon Agung Tbk PT	12,717,168	1,331
Ciputra Development Tbk PT	12,550,000	1,190
Bumi Serpong Damai Tbk PT	8,200,649	1,090

58

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
* Trada Maritime Tbk PT	6,712,200	1,025
* MNC Investama Tbk PT	30,802,230	855
Matahari Putra Prima Tbk PT	3,244,100	846
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	11,591,000	728
AKR Corporindo Tbk PT	1,750,000	717
Wijaya Karya Persero Tbk PT	2,502,900	593
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	3,628,569	588
Ace Hardware Indonesia Tbk PT	8,424,100	568
Medco Energi Internasional Tbk PT	1,752,671	562
Alam Sutera Realty Tbk PT	14,133,000	548
* Energi Mega Persada Tbk PT	54,645,500	511
Bank Tabungan Negara Persero Tbk PT	5,352,170	504
Pakuwon Jati Tbk PT	13,160,168	495
Holcim Indonesia Tbk PT	2,049,577	399
* Siloam International Hospitals Tbk PT	318,800	365
Arwana Citramulia Tbk PT	4,783,800	362
Mitra Adiperkasa Tbk PT	766,500	337
Timah Persero Tbk PT	3,195,120	327
* Garuda Indonesia Persero Tbk PT	6,910,264	303
* Bumi Resources Tbk PT	25,095,500	287
* Sigmagold Inti Perkasa Tbk PT	6,751,200	263
Salim Ivomas Pratama Tbk PT	4,001,200	259
Intiland Development Tbk PT	4,902,000	241
Surya Semesta Internusa Tbk PT	3,429,500	218
Ramayana Lestari Sentosa Tbk PT	3,183,500	215
BISI International Tbk PT	4,622,020	188
Agung Podomoro Land Tbk PT	6,369,500	186
Gajah Tunggal Tbk PT	1,340,000	160
Harum Energy Tbk PT	976,100	128
Sampoerna Agro PT	545,500	95
* Krakatau Steel Persero Tbk PT	2,114,000	83
* Indika Energy Tbk PT	1,327,939	70
		18,658
Ireland (0.5%)
Paddy Power plc	42,642	3,107
Kingspan Group plc	196,903	3,078
Glanbia plc	202,948	2,867
C&C Group plc	408,093	1,819
FBD Holdings plc	25,902	438
Aer Lingus Group plc	204,576	368
C&C Group plc	11,196	50
		11,727
Israel (0.3%)
Alony Hetz Properties & Investments Ltd.	98,514	656
* Nova Measuring Instruments Ltd.	51,548	516
Reit 1 Ltd.	188,505	487
* Nitsba Holdings 1995 Ltd.	33,280	485
* Tower Semiconductor Ltd.	43,681	436
Ituran Location and Control Ltd.	21,466	431
* Allot Communications Ltd.	34,705	401
* Jerusalem Oil Exploration	9,484	377
* Menorah Mivtachim Holdings Ltd.	30,185	321
* Airport City Ltd.	31,539	281
Amot Investments Ltd.	87,438	275
Phoenix Holdings Ltd.	91,613	273
* Mazor Robotics Ltd.	47,539	271
* Evogene Ltd.	23,191	258
* Compugen Ltd.	34,200	253
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	4,986	223
* Gilat Satellite Networks Ltd.	44,077	213
* Silicom Ltd.	6,193	210
* Naphtha Israel Petroleum Corp. Ltd.	30,682	198
Norstar Holdings Inc.	7,407	181
* Africa Israel Investments Ltd.	109,166	173

59

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
*	AudioCodes Ltd.	35,741	169
	Electra Ltd.	1,217	158
	Jerusalem Economy Ltd.	21,043	152
	Africa Israel Properties Ltd.	10,135	146
	Elco Ltd.	16,380	136
*	Discount Investment Corp. Ltd.	17,081	116
*	Ceragon Networks Ltd.	69,161	109
*	Kamada Ltd.	24,100	99
*	Property & Building Corp. Ltd.	1,263	72
*	Hadera Paper Ltd.	1,743	58
	Babylon Ltd.	23,335	13
*	Africa Israel Investments Ltd Warrants Exp. 03/31/2015	5,269	—
			8,147
Italy (2.4%)
*	Banca Popolare dell'Emilia Romagna SC	569,106	4,340
*	Banca Popolare di Milano Scarl	5,081,932	3,824
	Azimut Holding SPA	119,029	2,785
	Recordati SPA	121,683	2,106
	Banca Popolare di Sondrio SCARL	522,847	2,091
	Hera SPA	721,949	1,899
	Moncler SPA	128,613	1,784
	Banca Generali SPA	65,430	1,737
	Ansaldo STS SPA	146,121	1,679
	A2A SPA	1,656,501	1,659
	Unipol Gruppo Finanziario SPA Preference Shares	340,816	1,518
^	Tod's SPA	15,981	1,470
	Italcementi SPA	230,335	1,321
*	Credito Valtellinese SC	1,262,207	1,307
*	World Duty Free SPA	149,713	1,266
	Unipol Gruppo Finanziario SPA	256,170	1,238
	Interpump Group SPA	94,338	1,230
*	Yoox SPA	63,938	1,181
	De' Longhi	57,945	1,134
	Brembo SPA	33,110	1,098
	DiaSorin SPA	27,092	1,047
*	Sorin SPA	466,189	1,043
*	Autogrill SPA	151,019	1,024
	Danieli & C Officine Meccaniche SPA	53,835	971
^	Societa Cattolica di Assicurazioni SCRL	62,520	968
*	Ei Towers SPA	17,878	896
	Societa Iniziative Autostradali e Servizi SPA	84,622	847
^,*	Banca Carige SPA	9,828,545	824
	ERG SPA	69,251	794
	Credito Emiliano SPA	97,707	752
	Beni Stabili SpA SIIQ	1,088,995	751
	ACEA SPA	56,341	690
	Iren SPA	526,575	636
^,*	Piaggio & C SPA	225,207	629
	MARR SPA	38,499	613
*	Salini Impregilo SPA	216,206	596
*	Indesit Co. SPA	41,546	571
	Industria Macchine Automatiche SPA	13,766	540
	ASTM SPA	40,949	493
	Brunello Cucinelli SPA	23,713	480
*	CIR-Compagnie Industriali Riunite SPA	460,686	462
*	Safilo Group SPA	34,105	461
	Amplifon SPA	76,629	449
	Italmobiliare SPA	25,975	417
^,*	RCS MediaGroup SPA	366,081	385
	Danieli & C Officine Meccaniche SPA	15,592	364
^	Astaldi SPA	51,723	362
	Cementir Holding SPA	51,239	307
^,*	Geox SPA	83,231	255
	Immobiliare Grande Distribuzione	302,469	252

60

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
^,*	Saras SPA	245,561	250
	Zignago Vetro SPA	34,901	240
	Esprinet SPA	24,928	206
*	Cofide SPA	431,222	201
*	Gruppo Editoriale L'Espresso SPA	183,674	197
	Italmobiliare SPA	5,714	136
^	Trevi Finanziaria Industriale SPA	36,788	132
	Falck Renewables SPA	97,198	123
*	Arnoldo Mondadori Editore SPA	143,206	118
*	Sogefi SPA	40,379	105
*	DeA Capital SPA	54,287	100
*	Juventus Football Club SPA	290,159	80
*	Fiera Milano SPA	8,283	60
*	Trevi Finanziaria Industriale SPA Rights Exp. 11/06/2014	36,788	41
			57,535
Japan (14.7%)
	Oki Electric Industry Co. Ltd.	807,872	1,906
	Sanwa Holdings Corp.	260,917	1,869
*	Leopalace21 Corp.	294,100	1,866
	Iwatani Corp.	237,464	1,647
	Nifco Inc.	49,908	1,602
	Horiba Ltd.	43,864	1,569
	ADEKA Corp.	119,555	1,567
	Tsubakimoto Chain Co.	196,060	1,558
	Hazama Ando Corp.	227,300	1,541
	IT Holdings Corp.	95,002	1,525
	OSG Corp.	89,728	1,479
	Nihon Parkerizing Co. Ltd.	60,780	1,478
	Nishimatsu Construction Co. Ltd.	297,022	1,469
*	Kenedix Inc.	309,000	1,465
*	Kumagai Gumi Co. Ltd.	408,720	1,458
	Sankyu Inc.	294,416	1,417
	Daifuku Co. Ltd.	116,469	1,384
	Tokyo Ohka Kogyo Co. Ltd.	48,165	1,383
	Sanken Electric Co. Ltd.	166,069	1,356
	Toagosei Co. Ltd.	301,584	1,336
	Kyowa Exeo Corp.	106,990	1,335
	Nippon Konpo Unyu Soko Co. Ltd.	79,628	1,329
	Maeda Corp.	151,306	1,327
	Tokuyama Corp.	447,050	1,324
	Miura Co. Ltd.	109,254	1,295
	Asahi Intecc Co. Ltd.	27,214	1,283
	United Arrows Ltd.	33,767	1,280
	Nachi-Fujikoshi Corp.	201,190	1,270
	Aica Kogyo Co. Ltd.	59,860	1,268
	Kiyo Bank Ltd.	81,596	1,213
	Kanamoto Co. Ltd.	32,800	1,208
	Arcs Co. Ltd.	53,900	1,207
	Fuyo General Lease Co. Ltd.	29,849	1,196
	Pilot Corp.	20,476	1,181
	Okumura Corp.	204,213	1,179
	SHO-BOND Holdings Co. Ltd.	29,800	1,157
^	Bic Camera Inc.	128,884	1,147
	Ogaki Kyoritsu Bank Ltd.	406,890	1,143
	Penta-Ocean Construction Co. Ltd.	335,500	1,120
	Fuji Oil Co. Ltd.	68,298	1,108
	Inaba Denki Sangyo Co. Ltd.	31,387	1,106
*	Tokyo TY Financial Group Inc.	34,384	1,100
	NOF Corp.	165,202	1,100
	Accordia Golf Co. Ltd.	105,186	1,098
	Nippon Seiki Co. Ltd.	51,902	1,092
	Toyo Ink SC Holdings Co. Ltd.	230,467	1,076
	UACJ Corp.	285,852	1,066
	IBJ Leasing Co. Ltd.	44,301	1,066

61

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
	Takasago Thermal Engineering Co. Ltd.	79,890	1,057
^,*	Kadokawa Dwango Corp.	57,551	1,055
*	Sumitomo Mitsui Construction Co. Ltd.	862,400	1,049
	Meitec Corp.	32,146	1,033
	Sumitomo Warehouse Co. Ltd.	184,962	1,030
	J Trust Co. Ltd.	102,000	1,021
	Toho Holdings Co. Ltd.	77,018	1,016
	ZERIA Pharmaceutical Co. Ltd.	48,740	1,004
^	Zensho Holdings Co. Ltd.	110,161	1,004
	Hanwa Co. Ltd.	270,415	986
	Fuji Machine Manufacturing Co. Ltd.	100,518	983
	Hitachi Kokusai Electric Inc.	64,796	980
	Saibu Gas Co. Ltd.	395,734	975
	Relo Holdings Inc.	13,400	969
	Alpine Electronics Inc.	55,442	963
	Toho Bank Ltd.	257,664	953
	Daibiru Corp.	84,043	951
	Heiwa Real Estate Co. Ltd.	56,672	943
	Duskin Co. Ltd.	56,860	939
	Amano Corp.	83,888	938
	Bank of Okinawa Ltd.	21,204	937
	Nippon Gas Co. Ltd.	38,296	935
	Nippon Soda Co. Ltd.	163,277	930
	Nippon Light Metal Holdings Co. Ltd.	636,823	926
	Nihon M&A Center Inc.	31,546	925
	Kokuyo Co. Ltd.	114,710	924
	Tokyo Dome Corp.	213,566	917
	Takara Standard Co. Ltd.	110,098	914
*	Pioneer Corp.	341,113	911
	Noritz Corp.	48,407	909
	Fujitec Co. Ltd.	89,448	908
	Daiseki Co. Ltd.	50,387	905
	Ryosan Co. Ltd.	42,457	903
	Jaccs Co. Ltd.	151,000	903
	Bank of Nagoya Ltd.	219,121	898
	Welcia Holdings Co. Ltd.	26,400	893
	Tokyo Seimitsu Co. Ltd.	54,023	891
	Itoham Foods Inc.	168,926	885
	Kureha Corp.	177,890	884
^	MonotaRO Co. Ltd.	32,600	883
	MOS Food Services Inc.	44,438	880
	Ship Healthcare Holdings Inc.	37,000	879
	NSD Co. Ltd.	58,600	877
	Shinmaywa Industries Ltd.	96,648	876
	Ai Holdings Corp.	43,100	876
	Mirait Holdings Corp.	77,400	875
	Hitachi Zosen Corp.	161,050	863
	Nichi-iko Pharmaceutical Co. Ltd.	51,372	859
	GMO internet Inc.	100,882	853
	Bank of Iwate Ltd.	18,524	851
	Koei Tecmo Holdings Co. Ltd.	49,600	847
	Fujitsu General Ltd.	66,312	847
	Meidensha Corp.	225,595	843
	DCM Holdings Co. Ltd.	123,088	841
	Megmilk Snow Brand Co. Ltd.	62,026	840
	Colowide Co. Ltd.	70,000	836
	Toyo Engineering Corp.	163,774	834
	Miyazaki Bank Ltd.	273,932	833
	Fuji Kyuko Co. Ltd.	79,000	832
	Yoshinoya Holdings Co. Ltd.	72,020	831
*	Nippon Suisan Kaisha Ltd.	285,062	831
	Makino Milling Machine Co. Ltd.	118,901	829
	Sangetsu Co. Ltd.	32,360	828
	Yamanashi Chuo Bank Ltd.	181,311	824

62

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
Unipres Corp.	40,980	822
Yaoko Co. Ltd.	13,200	818
TOMONY Holdings Inc.	178,500	817
Sumitomo Bakelite Co. Ltd.	204,000	817
Mitsubishi Pencil Co. Ltd.	24,600	813
Yamagata Bank Ltd.	173,426	811
Ain Pharmaciez Inc.	29,208	809
Nikkiso Co. Ltd.	77,291	808
Kanematsu Corp.	498,000	800
Sanden Corp.	135,000	795
Seiko Holdings Corp.	159,291	795
Fuji Soft Inc.	31,555	788
Valor Co. Ltd.	47,100	780
HI-LEX Corp.	29,614	778
Nitto Boseki Co. Ltd.	214,776	777
Aida Engineering Ltd.	79,620	775
Morinaga Milk Industry Co. Ltd.	226,678	772
TPR Co. Ltd.	31,466	770
Asahi Diamond Industrial Co. Ltd.	62,522	767
Fuji Seal International Inc.	25,528	762
* Ulvac Inc.	60,756	762
TSI Holdings Co. Ltd.	118,700	760
Kintetsu World Express Inc.	21,600	758
Central Glass Co. Ltd.	224,015	754
Mandom Corp.	22,627	751
Yodogawa Steel Works Ltd.	187,681	746
Bank of the Ryukyus Ltd.	44,647	746
Daio Paper Corp.	86,454	743
Japan Securities Finance Co. Ltd.	128,541	742
Totetsu Kogyo Co. Ltd.	32,000	741
NEC Networks & System Integration Corp.	33,600	740
TOC Co. Ltd.	100,900	736
Asahi Holdings Inc.	43,200	733
San-A Co. Ltd.	20,844	729
Taikisha Ltd.	32,333	724
Okamura Corp.	96,338	723
Nippon Flour Mills Co. Ltd.	141,459	722
Mitsumi Electric Co. Ltd.	115,100	721
Nippon Signal Co. Ltd.	72,800	720
Heiwado Co. Ltd.	38,100	716
Nichias Corp.	118,229	715
Seikagaku Corp.	43,364	714
FCC Co. Ltd.	42,243	712
Fuji Co. Ltd.	35,700	710
Furukawa Co. Ltd.	355,118	709
Showa Sangyo Co. Ltd.	180,000	704
Sanki Engineering Co. Ltd.	99,767	702
Oiles Corp.	34,908	699
Modec Inc.	28,418	694
Riso Kagaku Corp.	22,300	693
Paramount Bed Holdings Co. Ltd.	23,900	692
Sato Holdings Corp.	25,900	690
Transcosmos Inc.	36,400	687
Oita Bank Ltd.	180,269	682
Mitsuba Corp.	41,514	681
Aomori Bank Ltd.	224,276	681
Iino Kaiun Kaisha Ltd.	120,796	678
Doutor Nichires Holdings Co. Ltd.	44,537	675
Hokuto Corp.	36,624	669
Topre Corp.	46,900	668
Chofu Seisakusho Co. Ltd.	21,900	668
Toei Co. Ltd.	125,648	666
Ariake Japan Co. Ltd.	29,000	665
Mizuno Corp.	131,782	662

63

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
Nissin Kogyo Co. Ltd.	42,509	662
^ EDION Corp.	91,533	662
Toshiba Plant Systems & Services Corp.	38,524	656
Taiyo Holdings Co. Ltd.	19,800	652
^ Matsuya Co. Ltd.	44,000	648
Nishimatsuya Chain Co. Ltd.	70,500	645
Fukui Bank Ltd.	260,797	640
Hogy Medical Co. Ltd.	12,438	640
Nippon Densetsu Kogyo Co. Ltd.	43,803	638
Earth Chemical Co. Ltd.	17,143	637
Nishio Rent All Co. Ltd.	17,800	636
Hokuetsu Kishu Paper Co. Ltd.	150,921	634
NET One Systems Co. Ltd.	107,500	629
Fancl Corp.	45,504	627
Avex Group Holdings Inc.	40,900	625
^ Tekken Corp.	146,000	622
Nitto Kogyo Corp.	34,181	621
Toho Zinc Co. Ltd.	177,758	621
^ Wacom Co. Ltd.	164,046	620
Komori Corp.	61,700	619
* Pacific Metals Co. Ltd.	194,692	619
Yamazen Corp.	76,100	614
Trusco Nakayama Corp.	22,600	614
Monex Group Inc.	233,426	606
Eagle Industry Co. Ltd.	31,200	603
Enplas Corp.	15,853	602
Kyoei Steel Ltd.	35,982	601
Xebio Co. Ltd.	38,308	601
Nihon Nohyaku Co. Ltd.	57,900	600
Star Micronics Co. Ltd.	38,726	600
Ashikaga Holdings Co. Ltd.	166,400	599
Chudenko Corp.	36,900	599
^ Nissha Printing Co. Ltd.	36,522	599
Takuma Co. Ltd.	92,000	595
Musashi Seimitsu Industry Co. Ltd.	30,615	593
Shindengen Electric Manufacturing Co. Ltd.	89,000	591
^ Tokyo Steel Manufacturing Co. Ltd.	107,400	590
Nichicon Corp.	86,293	589
Tomy Co. Ltd.	110,217	587
Futaba Corp.	40,502	584
Ricoh Leasing Co. Ltd.	20,806	583
Sakata Seed Corp.	39,556	583
Namura Shipbuilding Co. Ltd.	58,348	581
Cocokara fine Inc.	24,089	580
* Juki Corp.	180,378	578
Chugoku Marine Paints Ltd.	69,000	575
Nihon Unisys Ltd.	64,111	575
Okinawa Electric Power Co. Inc.	18,710	569
Tokai Carbon Co. Ltd.	217,000	569
Nippon Steel & Sumikin Bussan Corp.	152,962	566
Kameda Seika Co. Ltd.	18,800	564
Hitachi Maxell Ltd.	37,300	564
Kato Sangyo Co. Ltd.	26,200	564
Keihin Corp.	44,141	562
TOKAI Holdings Corp.	113,200	557
Morinaga & Co. Ltd.	253,518	557
Sankyo Tateyama Inc.	30,800	557
Shibuya Kogyo Co. Ltd.	21,900	556
Okabe Co. Ltd.	58,000	555
Mani Inc.	8,600	555
Chiyoda Co. Ltd.	28,400	554
Saizeriya Co. Ltd.	37,721	554
Raito Kogyo Co. Ltd.	57,800	553
CKD Corp.	61,200	546

64

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
Maruha Nichiro Corp.	37,346	544
Marusan Securities Co. Ltd.	74,005	544
Tochigi Bank Ltd.	132,432	542
Sanyo Special Steel Co. Ltd.	155,402	542
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	95,676	542
DTS Corp.	25,800	540
AOKI Holdings Inc.	47,104	537
* Teikoku Sen-I Co. Ltd.	21,874	535
Gunze Ltd.	194,079	534
Sakata INX Corp.	51,700	534
Internet Initiative Japan Inc.	29,966	530
Ichiyoshi Securities Co. Ltd.	44,800	529
Nitta Corp.	22,800	528
Kyokuto Kaihatsu Kogyo Co. Ltd.	37,000	527
Aichi Bank Ltd.	10,644	526
^ Kisoji Co. Ltd.	30,260	525
Iseki & Co. Ltd.	223,592	523
Shima Seiki Manufacturing Ltd.	31,600	522
Eighteenth Bank Ltd.	180,000	522
ASKUL Corp.	25,028	522
Showa Corp.	47,612	520
Max Co. Ltd.	46,000	520
Nagaileben Co. Ltd.	27,000	520
Royal Holdings Co. Ltd.	32,300	520
Bunka Shutter Co. Ltd.	58,000	518
Japan Wool Textile Co. Ltd.	76,189	517
Hokuetsu Bank Ltd.	269,208	517
Akita Bank Ltd.	185,000	516
Inabata & Co. Ltd.	52,800	514
Joshin Denki Co. Ltd.	55,653	513
Plenus Co. Ltd.	28,400	511
* Nippon Chemi-Con Corp.	175,516	511
Moshi Moshi Hotline Inc.	49,500	511
Toshiba Machine Co. Ltd.	126,000	510
Descente Ltd.	55,000	510
^ Tokyotokeiba Co. Ltd.	181,000	509
Yokogawa Bridge Holdings Corp.	39,400	509
Marudai Food Co. Ltd.	136,591	505
^ Senshukai Co. Ltd.	62,400	502
Kuroda Electric Co. Ltd.	34,800	500
Obara Group Inc.	13,100	495
Milbon Co. Ltd.	15,360	493
Takara Leben Co. Ltd.	113,300	491
Aichi Steel Corp.	134,029	489
Gulliver International Co. Ltd.	56,500	488
Aeon Delight Co. Ltd.	19,300	488
Jimoto Holdings Inc.	234,382	487
Tokai Corp.	15,800	486
Takasago International Corp.	101,000	485
Kyudenko Corp.	42,422	483
Piolax Inc.	10,700	480
Prima Meat Packers Ltd.	204,000	478
Sekisui Jushi Corp.	34,100	475
Eizo Corp.	25,316	473
Ryobi Ltd.	170,435	469
Towa Pharmaceutical Co. Ltd.	10,294	466
kabu.com Securities Co. Ltd.	92,500	464
Morita Holdings Corp.	46,536	462
Tokyu Construction Co. Ltd.	93,100	460
Hosiden Corp.	83,067	460
Nisshin Oillio Group Ltd.	126,262	459
Hitachi Koki Co. Ltd.	51,700	458
Riken Corp.	115,794	458
Kyokuto Securities Co. Ltd.	26,700	457

65

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
^	COOKPAD Inc.	13,700	456
	Roland DG Corp.	10,900	456
^,*	Clarion Co. Ltd.	136,000	454
	Ichibanya Co. Ltd.	9,484	453
	Round One Corp.	74,300	452
	Doshisha Co. Ltd.	26,900	451
	Foster Electric Co. Ltd.	28,385	451
	Shikoku Bank Ltd.	210,703	451
	Fujimori Kogyo Co. Ltd.	16,000	451
	Kyoritsu Maintenance Co. Ltd.	10,900	450
	Press Kogyo Co. Ltd.	110,000	449
	As One Corp.	15,700	448
	Ohsho Food Service Corp.	12,174	447
	Kitz Corp.	94,848	447
	St. Marc Holdings Co. Ltd.	8,300	446
	San-Ai Oil Co. Ltd.	62,000	445
	Kusuri No Aoki Co. Ltd.	9,000	444
	Dydo Drinco Inc.	10,244	440
^,*	KLab Inc.	29,960	435
	Daihen Corp.	121,759	434
^	Senko Co. Ltd.	103,000	434
	Mitsui-Soko Holdings Co. Ltd.	112,762	434
	Osaka Steel Co. Ltd.	24,000	433
^,*	Nippon Yakin Kogyo Co. Ltd.	165,400	432
	Shizuoka Gas Co. Ltd.	64,100	426
	Nippon Synthetic Chemical Industry Co. Ltd.	68,000	424
	Wakita & Co. Ltd.	43,100	424
	Tsukishima Kikai Co. Ltd.	38,000	422
	Torii Pharmaceutical Co. Ltd.	14,700	422
	TKC Corp.	21,149	421
	Paltac Corp.	34,900	420
	Seiren Co. Ltd.	47,500	420
	Topy Industries Ltd.	209,795	416
	Bando Chemical Industries Ltd.	103,000	416
	Higashi-Nippon Bank Ltd.	160,126	413
	Nippon Road Co. Ltd.	73,000	413
	Fujimi Inc.	29,347	411
	Mitani Corp.	16,300	410
*	Hiday Hidaka Corp.	14,062	410
	Jeol Ltd.	87,000	409
	Fudo Tetra Corp.	168,400	407
	Kato Works Co. Ltd.	54,205	407
	Mitsuboshi Belting Co. Ltd.	57,000	406
^	Sodick Co. Ltd.	50,086	406
	Daido Metal Co. Ltd.	33,000	400
	Mitsui Sugar Co. Ltd.	115,000	398
	Ihara Chemical Industry Co. Ltd.	37,600	396
	Toa Corp.	211,000	396
	Token Corp.	8,586	395
	Sintokogio Ltd.	56,200	393
	Yokohama Reito Co. Ltd.	52,200	393
	JCR Pharmaceuticals Co. Ltd.	16,962	392
	T Hasegawa Co. Ltd.	25,300	392
	Daiwabo Holdings Co. Ltd.	214,761	392
	Pal Co. Ltd.	12,900	392
	Yondoshi Holdings Inc.	21,300	391
	Minato Bank Ltd.	195,000	388
	Sanyo Denki Co. Ltd.	54,000	387
^	OSAKA Titanium Technologies Co. Ltd.	19,300	387
	BML Inc.	12,500	385
	Nohmi Bosai Ltd.	26,000	383
	Sanyo Chemical Industries Ltd.	62,274	382
^	PGM Holdings K K	37,600	381
	Futaba Industrial Co. Ltd.	66,800	381

66

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
Daisan Bank Ltd.	240,037	380
^ Jin Co. Ltd.	17,600	379
Okamoto Industries Inc.	95,000	379
Nomura Co. Ltd.	39,200	379
Bank of Saga Ltd.	165,000	379
^ Broadleaf Co. Ltd.	23,700	379
Fujicco Co. Ltd.	25,205	379
Fujibo Holdings Inc.	138,000	378
Jowa Holdings Co. Ltd.	10,600	378
Ehime Bank Ltd.	169,000	377
Gurunavi Inc.	26,800	376
Meisei Industrial Co. Ltd.	57,000	376
Takamatsu Construction Group Co. Ltd.	19,000	369
Dr Ci:Labo Co. Ltd.	11,700	368
Nichiden Corp.	17,000	367
S Foods Inc.	17,600	366
^ Tsugami Corp.	71,000	365
SMS Co. Ltd.	12,500	364
Sanyo Electric Railway Co. Ltd.	87,000	363
Shinko Plantech Co. Ltd.	46,400	363
Nichii Gakkan Co.	45,700	362
Kasumi Co. Ltd.	37,600	361
Yorozu Corp.	20,776	359
Katakura Industries Co. Ltd.	29,400	357
* Ishihara Sangyo Kaisha Ltd.	431,000	357
Kurabo Industries Ltd.	213,000	357
Kura Corp.	12,700	354
^ Marvelous Inc.	30,400	354
Nitto Kohki Co. Ltd.	18,800	353
Geo Holdings Corp.	39,600	352
EPS Corp.	29,000	348
Canon Electronics Inc.	18,694	348
Tsurumi Manufacturing Co. Ltd.	21,000	348
Tamura Corp.	89,000	346
Happinet Corp.	19,700	345
^ Toyo Tanso Co. Ltd.	18,410	344
^ Japan Drilling Co. Ltd.	8,200	344
YAMABIKO Corp.	8,600	344
^ FIDEA Holdings Co. Ltd.	166,900	342
Noevir Holdings Co. Ltd.	18,600	340
Kansai Urban Banking Corp.	30,000	340
^ Akebono Brake Industry Co. Ltd.	85,757	338
Zenrin Co. Ltd.	26,600	337
GMO Payment Gateway Inc.	16,000	334
Hibiya Engineering Ltd.	22,000	332
Tamron Co. Ltd.	17,000	331
Tachi-S Co. Ltd.	25,700	330
^ Adastria Holdings Co. Ltd.	14,900	329
T-Gaia Corp.	32,400	327
Artnature Inc.	23,600	323
Nippon Denko Co. Ltd.	127,990	323
Keihanshin Building Co. Ltd.	55,700	321
Cosel Co. Ltd.	27,700	321
C Uyemura & Co. Ltd.	6,600	321
Siix Corp.	18,200	319
Nippon Koei Co. Ltd.	74,000	317
Ryoyo Electro Corp.	31,142	317
Toyo Construction Co. Ltd.	68,000	317
Oyo Corp.	17,000	316
Macnica Inc.	10,700	315
^ Fujita Kanko Inc.	88,000	315
Nippon Thompson Co. Ltd.	76,000	314
Sumitomo Seika Chemicals Co. Ltd.	51,000	314
Belc Co. Ltd.	11,400	313

67

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
	Daiso Co. Ltd.	96,000	311
	Noritake Co. Ltd.	133,000	311
	Neturen Co. Ltd.	42,300	310
	Yuasa Trading Co. Ltd.	16,300	310
	Aisan Industry Co. Ltd.	39,100	310
	Tv Tokyo Holdings Corp.	15,200	310
	Megachips Corp.	23,581	309
	Itoki Corp.	54,400	308
	Toyo Kohan Co. Ltd.	55,000	308
	Japan Digital Laboratory Co. Ltd.	17,300	306
	Yellow Hat Ltd.	14,100	305
	F@N Communications Inc.	35,800	305
^	Japan Cash Machine Co. Ltd.	19,300	303
	Tocalo Co. Ltd.	15,800	302
	Itochu Enex Co. Ltd.	47,600	302
	Denki Kogyo Co. Ltd.	57,400	302
^,*	Maeda Kosen Co. Ltd.	24,000	301
	Toa Corp.	29,000	301
	Japan Pulp & Paper Co. Ltd.	100,000	297
	Aiphone Co. Ltd.	16,900	297
	Shibusawa Warehouse Co. Ltd.	87,549	297
	Icom Inc.	12,000	296
^	Kappa Create Holdings Co. Ltd.	32,188	293
	Nagatanien Co. Ltd.	30,000	292
	Arcland Sakamoto Co. Ltd.	13,000	292
	Pacific Industrial Co. Ltd.	39,500	292
	SMK Corp.	71,000	290
	CREATE SD HOLDINGS Co. Ltd.	8,106	290
	Alpen Co. Ltd.	18,600	288
^	Vital KSK Holdings Inc.	34,000	286
	Misawa Homes Co. Ltd.	30,800	286
	Union Tool Co.	11,000	285
	Sakai Chemical Industry Co. Ltd.	92,546	285
*	Tokyo Rope Manufacturing Co. Ltd.	178,000	285
	Nittetsu Mining Co. Ltd.	74,000	284
	Sac's Bar Holdings Inc.	19,550	284
	Yahagi Construction Co. Ltd.	36,400	282
*	Justsystems Corp.	38,300	282
	Sanyo Shokai Ltd.	113,423	281
	Koa Corp.	31,100	280
	Konishi Co. Ltd.	16,100	279
^	Keiyo Co. Ltd.	61,500	279
	Konoike Transport Co. Ltd.	14,000	279
	Maruwa Co. Ltd.	9,500	277
	Kyodo Printing Co. Ltd.	76,000	276
	Key Coffee Inc.	19,193	276
	Japan Pure Chemical Co. Ltd.	12,900	274
	Toyo Kanetsu KK	114,000	274
	Kurimoto Ltd.	131,000	273
	Daiichi Jitsugyo Co. Ltd.	52,000	273
	Mito Securities Co. Ltd.	71,000	271
	Towa Bank Ltd.	307,000	271
	Pack Corp.	13,200	270
	Tsukuba Bank Ltd.	79,900	270
	Shikoku Chemicals Corp.	39,000	269
	Goldcrest Co. Ltd.	15,180	269
^,*	Kintetsu Department Store Co. Ltd.	94,000	268
	ASKA Pharmaceutical Co. Ltd.	23,200	267
	OBIC Business Consultants Ltd.	8,800	267
^	Atom Corp.	48,800	266
	Sun Frontier Fudousan Co. Ltd.	24,000	265
	Eiken Chemical Co. Ltd.	15,400	265
	Riken Technos Corp.	58,400	264
	UKC Holdings Corp.	15,800	262

68

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
	Kohnan Shoji Co. Ltd.	22,400	261
	Pressance Corp.	9,287	260
	Toyo Corp.	28,117	260
	Taihei Dengyo Kaisha Ltd.	31,000	260
	Wowow Inc.	6,100	260
	Aderans Co. Ltd.	22,009	259
^	Kobelco Eco-Solutions Co. Ltd.	41,000	259
	Ringer Hut Co. Ltd.	16,600	258
	J-Oil Mills Inc.	78,000	257
	Hamakyorex Co. Ltd.	7,900	257
	Okuwa Co. Ltd.	31,000	257
	Nichiha Corp.	29,800	256
	Ministop Co. Ltd.	17,900	255
	Yushin Precision Equipment Co. Ltd.	12,200	254
	Belluna Co. Ltd.	56,400	253
	Toyo Securities Co. Ltd.	86,000	251
	Tosei Corp.	37,000	251
	Kumiai Chemical Industry Co. Ltd.	40,000	247
	Michinoku Bank Ltd.	128,000	246
	Nippon Sharyo Ltd.	78,000	243
	Tokyo Tekko Co. Ltd.	51,000	243
	NS United Kaiun Kaisha Ltd.	96,000	243
^,*	Daiei Inc.	212,900	242
	Nissin Electric Co. Ltd.	44,000	241
	Showa Aircraft Industry Co. Ltd.	24,000	240
	Starzen Co. Ltd.	80,000	239
	Optex Co. Ltd.	13,200	238
	ESPEC Corp.	25,208	238
*	JVC Kenwood Corp.	123,240	237
	JSP Corp.	14,600	236
	Daikokutenbussan Co. Ltd.	7,900	235
	Ryoden Trading Co. Ltd.	32,000	235
^	Tabuchi Electric Co. Ltd.	27,500	234
	Tokushu Tokai Paper Co. Ltd.	100,000	233
	Mitsubishi Nichiyu Forklift Co. Ltd.	31,000	233
	Kinugawa Rubber Industrial Co. Ltd.	54,000	232
	Tenma Corp.	16,300	231
	Jamco Corp.	10,200	231
	Fuso Pharmaceutical Industries Ltd.	78,000	231
*	Janome Sewing Machine Co. Ltd.	145,000	230
^	WATAMI Co. Ltd.	19,500	229
	Denyo Co. Ltd.	17,300	226
	Atsugi Co. Ltd.	218,000	226
	Sagami Chain Co. Ltd.	23,556	225
	Goldwin Inc.	40,000	225
	Shinko Shoji Co. Ltd.	23,400	224
	Ines Corp.	26,500	224
	Achilles Corp.	165,000	224
	Chiyoda Integre Co. Ltd.	13,300	224
	Shimizu Bank Ltd.	7,700	223
	Godo Steel Ltd.	158,000	222
	Chiba Kogyo Bank Ltd.	31,100	222
	Mie Bank Ltd.	94,104	222
	Tosho Co. Ltd.	10,100	222
	Nippon Kanzai Co. Ltd.	8,200	221
	Warabeya Nichiyo Co. Ltd.	12,700	221
^,*	SWCC Showa Holdings Co. Ltd.	229,000	217
	Kaga Electronics Co. Ltd.	18,200	216
	Furuno Electric Co. Ltd.	25,200	216
	Mitsubishi Steel Manufacturing Co. Ltd.	96,000	216
^	Zuiko Corp.	4,500	216
*	Unitika Ltd.	491,000	216
	Maruzen Showa Unyu Co. Ltd.	68,000	215
	Wood One Co. Ltd.	83,000	215

69

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
^	Tatsuta Electric Wire and Cable Co. Ltd.	42,600	214
^	OSJB Holdings Corp.	97,594	213
	Yomiuri Land Co. Ltd.	48,000	213
^	Nippon Ceramic Co. Ltd.	14,600	213
	Nippon Steel & Sumikin Texeng Co. Ltd.	41,000	211
	Ateam Inc.	4,900	210
^	Torishima Pump Manufacturing Co. Ltd.	27,500	210
	Trancom Co. Ltd.	4,900	209
	Toyo Denki Seizo - Toyo Electric Manufacturing Co. Ltd.	58,000	206
	CONEXIO Corp.	18,800	202
*	Mitsubishi Paper Mills Ltd.	263,000	202
^	Nihon Dempa Kogyo Co. Ltd.	25,310	201
	Sinanen Co. Ltd.	50,000	200
^,*	Toho Titanium Co. Ltd.	30,700	199
	Hisaka Works Ltd.	21,500	199
	Idec Corp.	23,900	197
	Tsukui Corp.	20,000	196
^,*	Mitsubishi Kakoki Kaisha Ltd.	50,000	195
^	Asahi Co. Ltd.	17,600	194
*	Japan Radio Co. Ltd.	53,000	193
	Chukyo Bank Ltd.	105,000	193
	Uchida Yoko Co. Ltd.	59,000	192
	Mimasu Semiconductor Industry Co. Ltd.	21,000	190
^	Hokkaido Gas Co. Ltd.	72,000	189
	Nissin Corp.	76,000	189
	Kyokuyo Co. Ltd.	80,000	188
	Toenec Corp.	35,000	188
	France Bed Holdings Co. Ltd.	115,000	188
	Toli Corp.	85,101	187
	Fujiya Co. Ltd.	105,000	186
*	KNT-CT Holdings Co. Ltd.	122,000	186
	Tsutsumi Jewelry Co. Ltd.	7,500	186
	Nippon Valqua Industries Ltd.	66,000	184
	Matsuda Sangyo Co. Ltd.	16,500	184
	Sekisui Plastics Co. Ltd.	68,000	184
	Taiho Kogyo Co. Ltd.	18,000	183
	Meiko Network Japan Co. Ltd.	16,263	183
	Yurtec Corp.	33,000	182
	Koatsu Gas Kogyo Co. Ltd.	34,000	181
	Kita-Nippon Bank Ltd.	7,500	181
	Melco Holdings Inc.	12,500	179
	Paris Miki Holdings Inc.	39,400	178
	Toho Co. Ltd.	46,000	177
	Weathernews Inc.	6,400	176
	Sumitomo Densetsu Co. Ltd.	14,100	175
*	Nakayama Steel Works Ltd.	245,000	175
	Itochu-Shokuhin Co. Ltd.	5,200	174
	Asahi Organic Chemicals Industry Co. Ltd.	74,555	172
	Nissei ASB Machine Co. Ltd.	8,400	171
	Shin-Etsu Polymer Co. Ltd.	36,000	171
	Mars Engineering Corp.	9,500	171
	Kourakuen Corp.	13,500	171
	Krosaki Harima Corp.	80,000	171
	Sankyo Seiko Co. Ltd.	45,097	170
	Ikyu Corp.	12,300	169
	Sanshin Electronics Co. Ltd.	23,400	168
	Nippon Beet Sugar Manufacturing Co. Ltd.	97,000	165
	Studio Alice Co. Ltd.	12,700	163
	NDS Co. Ltd.	58,000	163
	Osaki Electric Co. Ltd.	26,000	163
	Dai Nippon Toryo Co. Ltd.	114,000	162
	Daiwa Industries Ltd.	21,000	161
	Cawachi Ltd.	10,400	160
	Mitsubishi Research Institute Inc.	6,800	160

70

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
	Elecom Co. Ltd.	7,500	160
^	U-Shin Ltd.	24,500	159
^	CMIC Holdings Co. Ltd.	10,200	158
	Next Co. Ltd.	27,800	158
	Benefit One Inc.	17,600	157
	Elematec Corp.	7,300	157
	Teikoku Electric Manufacturing Co. Ltd.	13,800	156
	Mitsui High-Tec Inc.	25,500	154
	KFC Holdings Japan Ltd.	8,000	153
	Japan Vilene Co. Ltd.	27,889	153
	Kitagawa Iron Works Co. Ltd.	87,000	153
^,*	FDK Corp.	112,149	152
	Mitani Sekisan Co. Ltd.	8,800	152
	Organo Corp.	35,000	152
^	JP-Holdings Inc.	41,000	151
	Asunaro Aoki Construction Co. Ltd.	20,700	151
	Arata Corp.	49,797	151
	Honeys Co. Ltd.	15,690	149
	Daiken Corp.	65,000	148
	Komatsu Seiren Co. Ltd.	28,000	147
^	Toda Kogyo Corp.	40,000	146
	Gun-Ei Chemical Industry Co. Ltd.	48,000	145
	Takiron Co. Ltd.	28,000	141
	Nippon Coke & Engineering Co. Ltd.	143,000	140
	Mitsui Matsushima Co. Ltd.	115,000	140
	Nice Holdings Inc.	72,000	139
	Okura Industrial Co. Ltd.	40,000	139
	Chuetsu Pulp & Paper Co. Ltd.	85,000	139
	K&O Energy Group Inc.	11,000	137
	Nippon Carbon Co. Ltd.	80,000	136
	Nippon Chemiphar Co. Ltd.	26,000	135
	Chuo Spring Co. Ltd.	46,000	135
	Toridoll.corp	11,600	134
	Cleanup Corp.	15,100	134
	Sinfonia Technology Co. Ltd.	93,000	134
	Shiroki Corp.	64,961	133
	Yonekyu Corp.	9,100	130
	Iwasaki Electric Co. Ltd.	59,000	128
	Hosokawa Micron Corp.	23,000	128
*	Kanto Denka Kogyo Co. Ltd.	32,000	127
	Taisei Lamick Co. Ltd.	5,200	127
	Pronexus Inc.	18,735	126
	Corona Corp. Class A	12,200	126
	Hokkan Holdings Ltd.	49,000	126
	Dunlop Sports Co. Ltd.	10,600	125
	Maruetsu Inc.	25,000	125
	Nihon Trim Co. Ltd.	5,700	124
	Takaoka Toko Co. Ltd.	8,400	123
	Nippon Parking Development Co. Ltd.	114,200	122
	Chori Co. Ltd.	8,200	122
	GCA Savvian Corp.	11,300	121
^,*	Sanix Inc.	26,300	121
	Ohara Inc.	23,270	121
	Kitano Construction Corp.	38,000	121
	Funai Electric Co. Ltd.	13,300	121
	Gecoss Corp.	7,300	120
	Yusen Logistics Co. Ltd.	11,600	117
	Parco Co. Ltd.	14,400	116
	Tonami Holdings Co. Ltd.	53,000	114
	Arakawa Chemical Industries Ltd.	10,700	112
	Japan Transcity Corp.	32,192	112
	T RAD Co. Ltd.	47,000	111
	CAC Holdings Corp.	10,000	111
	Fuji Oil Co. Ltd.	35,900	111

71

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
	Shinwa Co. Ltd.	9,300	110
	Hioki EE Corp.	7,100	109
	Nissen Holdings Co. Ltd.	33,000	109
	Rock Field Co. Ltd.	6,434	109
*	CHIMNEY Co. Ltd.	5,500	109
	Open House Co. Ltd.	6,000	108
	Seika Corp.	45,000	107
	Kamei Corp.	15,000	107
	Kanaden Corp.	15,000	106
	Gakken Holdings Co. Ltd.	47,000	106
	Panasonic Industrial Devices SUNX Co. Ltd.	19,100	105
	Axell Corp.	7,600	105
	Tokyo Rakutenchi Co. Ltd.	23,000	104
	Onoken Co. Ltd.	10,000	103
	Tomen Electronics Corp.	6,900	102
	Toko Inc.	37,000	101
	Maezawa Kasei Industries Co. Ltd.	9,600	99
^	ValueCommerce Co. Ltd.	17,000	98
	Matsuya Foods Co. Ltd.	5,000	98
	Airport Facilities Co. Ltd.	14,000	96
	NEC Capital Solutions Ltd.	5,000	96
	Yushiro Chemical Industry Co. Ltd.	7,700	96
^,*	Shin Nippon Biomedical Laboratories Ltd.	12,900	96
	Kyosan Electric Manufacturing Co. Ltd.	29,000	95
	Future Architect Inc.	15,900	92
^	Tosho Printing Co. Ltd.	28,000	92
	Tomoku Co. Ltd.	35,000	92
	Kanematsu Electronics Ltd.	7,000	91
	Rhythm Watch Co. Ltd.	66,000	91
	Dai-ichi Seiko Co. Ltd.	4,600	91
	Sanoh Industrial Co. Ltd.	13,800	91
	Nihon Yamamura Glass Co. Ltd.	59,000	90
^,*	Livesense Inc.	12,000	89
	Advan Co. Ltd.	8,000	88
	Tokyo Energy & Systems Inc.	12,000	88
	Fujitsu Frontech Ltd.	6,400	87
	Uniden Corp.	41,000	86
	Information Services International-Dentsu Ltd.	8,000	86
	Fujikura Kasei Co. Ltd.	16,000	85
	Fuji Electronics Co. Ltd.	6,700	81
	Mory Industries Inc.	21,000	81
^	Endo Lighting Corp.	7,100	80
^,*	Yamada SxL Home Co. Ltd.	81,000	79
	NIFTY Corp.	6,500	78
	Stella Chemifa Corp.	6,200	77
	Hodogaya Chemical Co. Ltd.	42,000	76
	Ichikoh Industries Ltd.	32,000	75
	Olympic Group Corp.	7,800	74
	Mitsui Home Co. Ltd.	17,000	74
	Maezawa Kyuso Industries Co. Ltd.	5,900	73
	Daisyo Corp.	6,000	73
	Hakuto Co. Ltd.	7,000	71
	Zuken Inc.	7,600	68
	ST Corp.	7,500	68
	Takihyo Co. Ltd.	18,000	66
	Oenon Holdings Inc.	32,000	66
	CMK Corp.	25,700	66
	Pocket Card Co. Ltd.	10,600	64
	Aichi Corp.	12,200	62
	Chugai Ro Co. Ltd.	31,000	62
	Cybozu Inc.	17,600	60
	Shoko Co. Ltd.	37,000	56
	Best Denki Co. Ltd.	46,000	55
	Daidoh Ltd.	12,000	55

72

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
	Alpha Systems Inc.	4,000	53
	Noritsu Koki Co. Ltd.	9,600	52
	Shimojima Co. Ltd.	5,600	51
	Kinki Sharyo Co. Ltd.	18,000	49
	Aeon Fantasy Co. Ltd.	3,600	48
	Daikoku Denki Co. Ltd.	2,900	47
^,*	Daiichi Chuo KK	75,000	46
	Toa Oil Co. Ltd.	33,000	46
	Tokyo Electron Device Ltd.	3,500	46
	Right On Co. Ltd.	7,000	45
	Sumitomo Precision Products Co. Ltd.	11,000	44
	Inaba Seisakusho Co. Ltd.	3,500	43
	Pasona Group Inc.	8,400	42
	Kojima Co. Ltd.	15,100	42
	Panasonic Information Systems	1,400	37
	Mr Max Corp.	13,200	37
	Nippon Kasei Chemical Co. Ltd.	21,000	27
	Japan Aviation Electronics Industry Ltd.	1	—
			349,681
Malaysia (1.3%)
	Dialog Group Bhd.	4,758,262	2,344
	Genting Plantations Bhd.	395,473	1,275
	Bursa Malaysia Bhd.	384,136	945
	HAP Seng Consolidated Bhd.	696,700	930
	IGB Corp. Bhd.	946,673	828
	Cahya Mata Sarawak Bhd.	618,900	821
	BIMB Holdings Bhd.	611,440	794
	Top Glove Corp. Bhd.	530,079	792
	Malaysia Building Society Bhd.	989,500	779
	Magnum Bhd.	833,344	760
	Media Prima Bhd.	1,240,717	741
	Hartalega Holdings Bhd.	338,800	721
	KPJ Healthcare Bhd.	591,510	707
	Sunway Bhd.	659,200	692
	TSH Resources Bhd.	930,000	674
	Mah Sing Group Bhd.	927,840	672
	Eastern & Oriental Bhd.	772,900	664
	Westports Holdings Bhd.	720,900	658
*	Kulim Malaysia Bhd.	604,536	633
	DRB-Hicom Bhd.	961,727	624
	Pos Malaysia Bhd.	400,500	615
	Carlsberg Brewery Malaysia Bhd.	177,800	601
	QL Resources Bhd.	563,340	588
	WCT Holdings Bhd.	855,822	565
*	TIME dotCom Bhd.	336,200	530
	OSK Holdings Bhd.	739,381	504
*	UMW Oil & Gas Corp. Bhd.	505,200	502
	CapitaMalls Malaysia Trust	1,103,100	483
	Berjaya Corp. Bhd.	3,087,971	479
	Kossan Rubber Industries	336,000	470
	Axis REIT	401,300	452
	IJM Land Bhd.	418,400	439
	Pavilion REIT	958,800	438
	Malaysian Resources Corp. Bhd.	911,569	438
*	Malaysian Airline System Bhd.	5,387,600	418
*	Jaya Tiasa Holdings Bhd.	647,900	418
	Gas Malaysia Bhd.	372,700	407
*	Yinson Holdings Bhd.	442,100	391
*	MPHB Capital Bhd.	507,700	373
*	KNM Group Bhd.	1,495,469	373
*	Coastal Contracts Bhd.	300,000	365
	Keck Seng Malaysia Bhd.	190,000	352
*	CB Industrial Product Holding Bhd.	472,200	348
	TA Enterprise Bhd.	1,259,500	333

73

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
Muhibbah Engineering M Bhd.	374,100	333
Datasonic Group Bhd.	639,800	328
Supermax Corp. Bhd.	454,850	324
* Perisai Petroleum Teknologi Bhd.	904,200	308
* Perdana Petroleum Bhd.	614,756	305
Dayang Enterprise Holdings Bhd.	294,800	265
* Puncak Niaga Holdings Bhd.	252,500	255
Unisem M Bhd.	394,680	206
Wah Seong Corp. Bhd.	397,932	203
* Mulpha International Bhd.	1,519,700	198
* AirAsia X Bhd.	801,800	188
Malaysian Bulk Carriers Bhd.	370,500	177
Mudajaya Group Bhd.	269,500	170
* Scomi Group Bhd.	1,394,300	150
Lion Industries Corp. Bhd.	425,900	80
* KPJ Healthcare Bhd. Warrants Exp. 01/10/2015	49,320	41
* BIMB Holdings Bhd. Warrants Exp. 12/31/2014	154,640	27
* Mah Sing Group Bhd. Warrants Exp. 03/18/2018	119,880	19
* Hartalega Holdings Bhd. Warrants Exp. 05/29/2015	22,560	19
* Malaysian Resources Corp. Bhd. Warrants Exp. 09/16/2018	253,023	19
* Puncak Niaga Holding Bhd. Warrants Exp. 07/20/2018	25,250	18
* KNM Group Bhd. Warrants Exp. 11/15/2017	178,323	15
* Kulim Malaysia Bhd. Warrants Exp. 02/27/2016	46,729	13
* WCT Holdings Bhd. Warrants Exp. 12/11/2017	82,009	10
* WCT Holdings Bhd. Warrants Exp. 03/10/2016	73,268	8
* CB Industrial Product Holding Bhd Warrants Exp. 10/31/2019	78,700	—
		31,615
Mexico (0.7%)
* Alsea SAB de CV	595,230	1,859
Mexico Real Estate Management SA de CV	967,152	1,757
Bolsa Mexicana de Valores SAB de CV	703,718	1,477
Grupo Aeroportuario del Centro Norte Sab de CV Class B	273,026	1,360
PLA Administradora Industrial S de RL de CV	541,611	1,255
* Empresas ICA SAB de CV	642,400	1,143
TV Azteca SAB de CV	2,047,922	1,071
Corp Inmobiliaria Vesta SAB de CV	451,300	991
* Grupo Aeromexico SAB de CV	540,500	841
Concentradora Fibra Hotelera Mexicana SA de CV	499,686	837
* Grupo Financiero Interacciones SA de CV	81,791	666
* Qualitas Controladora SAB de CV	210,076	543
* Megacable Holdings SAB de CV	103,697	475
* Grupo Simec SAB de CV Class B	84,915	376
* Banregio Grupo Financiero SAB de CV	62,261	360
Grupo Herdez SAB de CV	120,975	308
* Consorcio ARA SAB de CV	630,510	290
Organizacion Cultiba SAB de CV	110,609	174
* Corp GEO SAB de CV	412,100	51
* Urbi Desarrollos Urbanos SAB de CV	313,585	37
		15,871
Netherlands (1.5%)
Delta Lloyd NV	221,100	5,042
Nutreco NV	82,048	4,112
Aalberts Industries NV	109,352	2,915
ASM International NV	57,390	2,298
Eurocommercial Properties NV	49,249	2,248
Arcadis NV	72,637	2,236
* PostNL NV	507,535	2,155
Wereldhave NV	25,866	2,122
* APERAM	55,738	1,605
TKH Group NV	49,006	1,487
Corbion NV	72,150	1,166
Vastned Retail NV	23,319	1,066
* TomTom NV	124,591	905
BinckBank NV	85,573	849

74

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
	USG People NV	81,183	815
^	Royal Imtech NV	135,766	742
	Nieuwe Steen Investments NV	146,965	731
	Koninklijke Ten Cate NV	27,241	614
	Koninklijke BAM Groep NV	244,316	587
	Brunel International NV	24,190	544
*	Grontmij	106,050	489
	Accell Group	23,543	376
	Koninklijke Wessanen NV	56,729	363
^,*	SNS REAAL NV	96,364	—
			35,467
New Zealand (0.6%)
	Mighty River Power Ltd.	887,004	1,951
	Trade Me Group Ltd.	456,731	1,418
	Infratil Ltd.	584,135	1,319
	Goodman Property Trust	1,145,697	984
	Z Energy Ltd.	291,361	942
	Freightways Ltd.	208,140	925
	Argosy Property Ltd.	948,704	784
*	Chorus Ltd.	420,326	692
	Ebos Group Ltd.	90,458	675
	Precinct Properties New Zealand Ltd.	770,567	661
	Nuplex Industries Ltd.	219,747	545
	Kathmandu Holdings Ltd.	219,910	542
	Summerset Group Holdings Ltd.	242,312	522
	Metlifecare Ltd.	128,375	436
	Tower Ltd.	217,320	334
	New Zealand Oil & Gas Ltd.	510,153	292
	Vital Healthcare Property Trust	240,827	287
*	Synlait Milk Ltd.	89,207	244
^,*	a2 Milk Co. Ltd.	468,164	216
			13,769
Norway (1.1%)
*	DNO ASA	1,187,971	2,887
^	TGS Nopec Geophysical Co. ASA	117,794	2,757
*	Storebrand ASA	513,412	2,631
	Opera Software ASA	115,754	1,450
	SpareBank 1 SMN	155,560	1,387
^	Petroleum Geo-Services ASA	264,763	1,312
	Atea ASA	112,334	1,229
^,*	REC Silicon ASA	2,837,027	1,134
^,*	Nordic Semiconductor ASA	193,971	1,095
	Salmar ASA	58,212	1,053
*	Norwegian Property ASA	676,368	1,034
	Prosafe SE	223,537	1,024
	SpareBank 1 SR-Bank ASA	118,239	1,019
^,*	Det Norske Oljeselskap ASA	139,276	902
	Aker ASA	31,026	756
1	BW LPG Ltd.	79,788	755
	Leroy Seafood Group ASA	17,417	658
	BW Offshore Ltd.	460,983	567
	Wilh Wilhelmsen ASA	74,712	544
^	Golden Ocean Group Ltd.	393,620	479
	Austevoll Seafood ASA	72,494	470
	Stolt-Nielsen Ltd.	25,276	456
^,*	Norwegian Air Shuttle ASA	10,232	331
	Fred Olsen Energy ASA	30,973	330
*	Archer Ltd.	322,511	311
	Cermaq ASA	19,930	283
	Kvaerner ASA	136,524	181
	Odfjell Drilling Ltd.	58,856	174
			27,209

75

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
Philippines (0.7%)
	Metro Pacific Investments Corp.	13,148,820	1,488
	Megaworld Corp.	12,880,454	1,422
	Security Bank Corp.	353,041	1,136
*	Semirara Mining and Power Corp. Class A	392,391	1,067
*	Philippine National Bank	535,803	1,010
	Robinsons Land Corp.	1,768,131	969
	Puregold Price Club Inc.	1,060,300	819
	Robinsons Retail Holdings Inc.	515,350	735
	Cosco Capital Inc.	3,976,500	695
	First Gen Corp.	1,201,630	693
*	Melco Crown Philippines Resorts Corp.	1,967,600	657
*	Nickel Asia Corp.	642,894	604
	Manila Water Co. Inc.	909,785	590
	Rizal Commercial Banking Corp.	496,100	588
	Vista Land & Lifescapes Inc.	4,243,300	581
	Belle Corp.	4,643,600	542
	Filinvest Land Inc.	14,538,400	499
	First Philippine Holdings Corp.	228,330	445
	Philex Mining Corp.	2,046,281	416
	Lopez Holdings Corp.	1,853,100	276
	Cebu Air Inc.	162,410	266
	Atlas Consolidated Mining & Development	853,100	228
			15,726
Poland (0.4%)
	Asseco Poland SA	93,113	1,383
	Lubelski Wegiel Bogdanka SA	39,958	1,328
	CCC SA	26,428	1,014
^,*	TVN SA	184,983	830
^	Netia SA	468,374	774
*	PKP Cargo SA	32,432	767
^,*	Grupa Lotos SA	77,770	601
^,*	Globe Trade Centre SA	268,091	484
^,*	Kernel Holding SA	58,891	464
	Budimex SA	10,916	436
^	Warsaw Stock Exchange	31,797	415
	Ciech SA	29,620	358
*	CD Projekt SA	64,865	322
*	Fabryki Mebli Forte SA	18,546	314
*	Integer.pl SA	4,450	264
^,*	Getin Holding SA	353,234	256
*	Boryszew SA	127,777	243
*	Agora SA	23,686	57
			10,310
Portugal (0.3%)
*	CTT-Correios de Portugal SA	142,452	1,321
	Sonae SGPS SA	958,951	1,288
	NOS SGPS	197,715	1,136
	Portucel SA	270,739	1,011
^,*	Banco BPI SA	389,509	766
	Mota-Engil SGPS SA	136,029	715
	Semapa-Sociedade de Investimento e Gestao	54,598	662
	REN - Redes Energeticas Nacionais SGPS SA	153,218	475
	Altri SGPS SA	159,956	449
*	Banco Comercial Portugues SA	1	—
			7,823
Russia (0.1%)
*	PIK Group	224,880	784
*	PIK Group GDR	173,601	612
	M Video OJSC	81,240	400
	Acron JSC	9,423	295
	TGK-1 OAO	762,600,000	92

76

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
*	OGK-2 OAO	18,997,639	79
			2,262
Singapore (1.8%)
^	SATS Ltd.	796,729	1,924
	Ezion Holdings Ltd.	1,568,612	1,870
	Mapletree Commercial Trust	1,556,000	1,735
	Keppel REIT	1,813,547	1,724
	Mapletree Greater China Commercial Trust	2,297,812	1,690
	Mapletree Industrial Trust	1,393,000	1,604
	Mapletree Logistics Trust	1,724,578	1,577
	United Engineers Ltd.	572,000	1,282
^	Fortune REIT	1,329,000	1,233
	Asian Pay Television Trust	1,755,000	1,168
	CDL Hospitality Trusts	845,066	1,135
	Starhill Global REIT	1,697,108	1,077
	Raffles Medical Group Ltd.	351,216	1,039
	First Resources Ltd.	586,629	950
	Ascott Residence Trust	978,021	946
	Parkway Life REIT	484,485	902
	AIMS AMP Capital Industrial REIT	771,795	898
	Frasers Centrepoint Trust	586,210	890
	Cambridge Industrial Trust	1,542,260	835
	Cache Logistics Trust	841,241	767
	CapitaRetail China Trust	584,060	742
	Silverlake Axis Ltd.	697,436	739
*	China Animal Healthcare Ltd.	882,268	729
*	SIIC Environment Holdings Ltd.	5,316,474	707
	Far East Hospitality Trust	1,040,000	672
1	ARA Asset Management Ltd.	496,210	662
	Frasers Commercial Trust	586,200	649
^	United Envirotech Ltd.	559,678	643
*	Biosensors International Group Ltd.	1,263,902	615
	Hyflux Ltd.	776,286	612
	Lippo Malls Indonesia Retail Trust	2,059,000	593
	Ascendas Hospitality Trust	1,003,000	551
	First REIT	573,000	549
^	Super Group Ltd.	574,808	532
	Religare Health Trust	669,000	516
^,*	Yoma Strategic Holdings Ltd.	981,000	515
^	OUE Hospitality Trust	720,166	511
	Sabana Shari'ah Compliant Industrial REIT	658,000	507
^	OUE Ltd.	301,000	496
^	Ezra Holdings Ltd.	741,902	475
	Ascendas India Trust	718,662	459
^	SPH REIT	556,000	458
^	Croesus Retail Trust	595,000	436
	Ho Bee Land Ltd.	245,635	381
	Soilbuild Business Space REIT	616,000	374
	OSIM International Ltd.	235,080	343
	Hi-P International Ltd.	642,000	325
	Boustead Singapore Ltd.	214,000	307
	Bumitama Agri Ltd.	356,000	302
	GuocoLeisure Ltd.	415,000	297
	Raffles Education Corp. Ltd.	1,110,839	294
*	Vard Holdings Ltd.	508,000	274
^	HanKore Environment Tech Group Ltd.	375,000	254
^	Fortune REIT	276,589	252
^	Midas Holdings Ltd.	978,847	249
	Perennial China Retail Trust	573,000	237
*	Gallant Venture Ltd.	1,115,679	215
	CSE Global Ltd.	398,759	209
	China Fishery Group Ltd.	604,729	167
	Tat Hong Holdings Ltd.	244,000	149
^,*	Ying Li International Real Estate Ltd.	717,000	148

77

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
^	Swiber Holdings Ltd.	453,000	139
	Hong Leong Asia Ltd.	123,000	131
	Keppel Telecommunications & Transportation Ltd.	96,420	130
	GMG Global Ltd.	2,444,000	119
^,*	Tiger Airways Holdings Ltd.	466,800	115
*	China Hongxing Sports Ltd.	831,000	37
^,*	Blumont Group Ltd.	1,521,354	25
^,*	LionGold Corp. Ltd.	799,391	17
*	China Milk Products Group Ltd.	140,000	—
			44,104
South Africa (0.5%)
	EOH Holdings Ltd.	121,822	1,188
	SA Corporate Real Estate Fund Nominees Pty Ltd.	2,667,386	1,120
*	Super Group Ltd.	373,225	1,068
	Emira Property Fund	611,276	887
	Famous Brands Ltd.	75,249	740
	Lewis Group Ltd.	99,406	599
	Metair Investments Ltd.	173,025	589
	Astral Foods Ltd.	40,656	558
	Mpact Ltd.	165,070	532
	City Lodge Hotels Ltd.	38,979	435
	Blue Label Telecoms Ltd.	475,055	420
*	Peregrine Holdings Ltd.	175,142	365
	Group Five Ltd.	89,709	307
	Raubex Group Ltd.	149,828	303
*	Adcorp Holdings Ltd.	83,368	257
	Cashbuild Ltd.	17,551	247
*	Eqstra Holdings Ltd.	504,428	237
	Clover Industries Ltd.	132,036	235
	Invicta Holdings Ltd.	25,501	234
*	Pinnacle Holdings Ltd.	176,819	195
	Oceana Group Ltd.	24,608	169
	Merafe Resources Ltd.	1,222,650	113
*	DRDGOLD Ltd.	257,096	71
*	Ellies Holdings Ltd.	143,593	17
*	Great Basin Gold Ltd.	345,634	1
			10,887
South Korea (3.8%)
	Korea Aerospace Industries Ltd.	59,603	2,305
^	Youngone Corp.	34,474	2,083
^	Hanssem Co. Ltd.	16,070	1,919
^,*	Com2uSCorp	9,452	1,728
*	Kumho Tire Co. Inc.	167,368	1,676
	LIG Insurance Co. Ltd.	51,280	1,337
*	LG Innotek Co. Ltd.	16,213	1,284
	Hyundai Greenfood Co. Ltd.	73,079	1,249
^	Korean Reinsurance Co.	115,526	1,233
^	Medy-Tox Inc.	5,262	1,230
^	SK Chemicals Co. Ltd.	20,359	1,163
	LS Industrial Systems Co. Ltd.	19,078	1,127
^	Fila Korea Ltd.	10,237	1,077
^	Eo Technics Co. Ltd.	9,998	1,035
	Kolon Industries Inc.	19,935	1,016
	Daesang Corp.	25,030	974
	Hyundai Home Shopping Network Corp.	6,956	884
^	KEPCO Plant Service & Engineering Co. Ltd.	10,454	858
	Ottogi Corp.	1,620	858
	CJ O Shopping Co. Ltd.	3,465	850
*	Wonik IPS Co. Ltd.	65,519	829
	Meritz Securities Co. Ltd.	201,910	822
	Taekwang Industrial Co. Ltd.	702	821
^	LOTTE Himart Co. Ltd.	13,207	817
^	Grand Korea Leisure Co. Ltd.	22,446	801
	Green Cross Corp.	6,240	800

78

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
^,*	Naturalendo Tech Co. Ltd.	14,965	797
	GS Home Shopping Inc.	3,910	788
	Dongsuh Co. Inc.	39,112	771
^	JB Financial Group Co. Ltd.	123,077	761
^	Korea Kolmar Co. Ltd.	15,548	757
^	CJ CGV Co. Ltd.	15,220	747
	Young Poong Corp.	666	740
^	Youngone Holdings Co. Ltd.	7,341	737
	Hanjin Transportation Co. Ltd.	14,672	736
^	Seoul Semiconductor Co. Ltd.	42,279	727
^,*	Gamevil Inc.	5,616	710
*	CJ E&M Corp.	22,596	710
^	iMarketKorea Inc.	28,575	705
^	Hana Tour Service Inc.	10,711	677
*	Cosmax Inc.	6,603	668
*	SK Broadband Co. Ltd.	155,027	667
	Meritz Fire & Marine Insurance Co. Ltd.	54,380	652
	Green Cross Holdings Corp.	30,320	639
	Chong Kun Dang Pharmaceutical Corp.	9,454	634
*	ViroMed Co. Ltd.	13,067	633
	LG International Corp.	30,817	625
	Hansae Co. Ltd.	18,130	620
^	LF Corp.	19,454	613
^	KIWOOM Securities Co. Ltd.	13,686	582
^,*	Hanmi Pharm Co. Ltd.	7,221	579
^,*	Seegene Inc.	10,430	574
	Hanil Cement Co. Ltd.	4,372	571
	Samyang Holdings Corp.	6,760	563
^	Hankook Tire Worldwide Co. Ltd.	27,390	555
*	Osstem Implant Co. Ltd.	13,349	554
*	Ssangyong Cement Industrial Co. Ltd.	57,099	554
	Samchully Co. Ltd.	3,906	552
	Sungwoo Hitech Co. Ltd.	38,238	552
	Huchems Fine Chemical Corp.	25,188	548
^	Binggrae Co. Ltd.	7,021	543
*	Muhak Co. Ltd.	16,816	532
	Korea Electric Terminal Co. Ltd.	10,270	530
	Kwang Dong Pharmaceutical Co. Ltd.	54,020	523
	Hyundai Corp.	15,080	517
^,*	Chabiotech Co. Ltd.	37,424	516
^	YG Entertainment Inc.	12,127	514
^,*	SM Entertainment Co.	18,698	510
	Lotte Food Co. Ltd.	809	505
^,*	GemVax & Kael Co. Ltd.	27,818	502
	Poongsan Corp.	20,198	498
^,*	Hyundai Rotem Co. Ltd.	24,592	491
^	Kolao Holdings	31,053	483
	Dongwon Industries Co. Ltd.	1,566	481
^,*	LG Life Sciences Ltd.	13,273	467
^	SFA Engineering Corp.	10,783	459
	Dong-A ST Co. Ltd.	5,300	457
^	Nexen Tire Corp.	36,910	453
^	Partron Co. Ltd.	54,782	452
*	Korea Line Corp.	15,081	430
	Daeduck Electronics Co.	50,782	430
^	Handsome Co. Ltd.	14,288	429
*	Hyundai Elevator Co. Ltd.	10,132	426
	Golfzon Co. Ltd.	16,818	422
	E1 Corp.	6,216	421
^,*	KONA I Co. Ltd.	10,300	420
	Hansol Paper Co.	44,740	415
^,*	Hanjin Kal Corp.	16,735	415
	Tongyang Life Insurance	38,060	413
^	Interpark Corp.	48,320	411

79

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
	Seah Besteel Corp.	13,433	402
	Dong-A Socio Holdings Co. Ltd.	2,916	401
^	Hancom Inc.	18,122	392
^,*	Pan Ocean Co. Ltd.	115,268	389
	Daishin Securities Co. Ltd.	39,490	379
	Ilyang Pharmaceutical Co. Ltd.	14,838	375
*	Asiana Airlines Inc.	99,048	372
^	GS Retail Co. Ltd.	15,980	372
*	Hanwha General Insurance Co. Ltd.	72,735	371
	Bukwang Pharmaceutical Co. Ltd.	19,698	368
^,*	Medipost Co. Ltd.	7,742	363
^,*	Komipharm International Co. Ltd.	38,827	361
	POSCO Chemtech Co. Ltd.	2,547	355
	SK Gas Ltd.	2,679	351
	Meritz Financial Group Inc.	39,478	348
	Namyang Dairy Products Co. Ltd.	544	348
^,*	WeMade Entertainment Co. Ltd.	9,714	345
^	Posco ICT Co. Ltd.	59,591	340
^	Yuanta Securities Korea	118,630	340
^	SL Corp.	18,280	337
^,*	Ssangyong Motor Co.	48,980	333
	Daewoong Pharmaceutical Co. Ltd.	5,084	331
	Dongkuk Steel Mill Co. Ltd.	55,771	331
^,*	Seobu T&D	16,179	327
^,*	Hanmi Science Co. ltd	22,165	305
	S&T Motiv Co. Ltd.	8,240	299
^,*	Neowiz Games Corp.	13,715	296
*	Hanil E-Hwa Co. Ltd.	17,568	295
	Hankook Shell Oil Co. Ltd.	642	293
^	Sung Kwang Bend Co. Ltd.	19,985	289
	Kyobo Securities Co. Ltd.	22,141	288
	CJ Hellovision Co. Ltd.	29,970	288
*	Toray Chemical Korea Inc.	23,640	284
^	Maeil Dairy Industry Co. Ltd.	8,952	283
	OCI Materials Co. Ltd.	5,853	279
	KT Skylife Co. Ltd.	14,950	276
^	Soulbrain Co. Ltd.	10,706	275
*	SK Securities Co. Ltd.	309,400	270
	Sindoh Co. Ltd.	4,070	269
^,*	SeAH Steel Corp.	3,441	267
*	Kwangju Bank	25,433	257
	Daou Technology Inc.	24,310	253
	Chongkundang Holdings Corp.	3,425	252
^	Ahnlab Inc.	7,419	250
	Cosmax BTI Inc	5,202	249
	Namhae Chemical Corp.	30,040	237
^,*	Hanjin Heavy Industries & Construction Co. Ltd.	58,512	237
^,*	Hansol Technics Co. Ltd.	21,348	235
^	MegaStudy Co. Ltd.	4,643	233
	NH Investment & Securities Co. Ltd.	30,199	227
^	Able C&C Co. Ltd.	10,107	217
^,*	Lumens Co. Ltd.	41,878	215
^	SBS Media Holdings Co. Ltd.	69,400	214
^	Agabang&Company	27,513	212
	Sam Young Electronics Co. Ltd.	18,620	206
	Daekyo Co. Ltd.	29,480	205
	S&T Dynamics Co. Ltd.	25,783	204
^	Lock&Lock Co. Ltd.	18,759	200
	Taeyoung Engineering & Construction Co. Ltd.	47,440	189
*	Green Cross Cell Corp.	7,374	186
	Dae Han Flour Mills Co. Ltd.	990	185
	Dongyang Mechatronics Corp.	24,200	178
^	Silicon Works Co. Ltd.	8,072	177
	Daishin Securities Co. Ltd. Preference Shares	27,330	176

80

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
^,*	TK Corp.	13,259	171
^,*	Doosan Engine Co. Ltd.	28,930	167
	KISCO Corp.	5,076	158
	Youlchon Chemical Co. Ltd.	12,100	155
*	Taewoong Co. Ltd.	9,801	152
^,*	Pharmicell Co. Ltd.	33,200	149
	Daeduck GDS Co. Ltd.	14,590	148
*	Hanwha Investment & Securities Co. Ltd.	41,895	147
	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	16,877	144
^,*	Taihan Electric Wire Co. Ltd.	78,662	144
	Kumho Electric Co. Ltd.	8,710	139
^,*	Dongbu HiTek Co. Ltd.	27,650	139
	Humax Co. Ltd.	13,919	136
	DuzonBIzon Co. Ltd.	20,360	134
*	Woongjin Thinkbig Co. Ltd.	19,619	134
^,*	Duksan Hi-Metal Co. Ltd.	12,136	122
*	Hanjin Shipping Holdings Co. Ltd.	12,530	122
	Seoyeon Co. Ltd.	8,051	115
^,*	KTB Investment & Securities Co. Ltd.	56,860	115
^,*	STS Semiconductor & Telecommunications	37,506	115
^,*	Foosung Co. Ltd.	47,710	111
	Hitejinro Holdings Co. Ltd.	9,000	105
^,*	3S Korea Co. Ltd.	35,930	99
^	NEPES Corp.	16,272	95
^,*	Jusung Engineering Co. Ltd.	32,335	95
	INTOPS Co. Ltd.	6,332	92
	Iljin Display Co. Ltd.	12,970	87
	Kolon Corp.	3,490	84
*	Eugene Investment & Securities Co. Ltd.	49,071	83
	Dongbu Securities Co. Ltd.	21,320	79
	Samyang Corp.	1,170	76
^,*	Woongjin Energy Co. Ltd.	53,690	71
*	ICD Co. Ltd.	11,667	67
	Capro Corp.	24,640	66
	Melfas Inc.	12,837	64
*	Shinsung Solar Energy Co. Ltd.	62,650	63
^	EG Corp.	3,452	61
*	Interflex Co. Ltd.	5,636	59
^,*	CUROCOM Co. Ltd.	52,753	58
*	SK Communications Co. Ltd.	9,340	57
^,*	CNK International Co. Ltd.	35,374	57
^,*	STX Engine Co. Ltd.	16,747	55
*	Insun ENT Co. Ltd.	16,455	51
^,*	Dongbu Steel Co. Ltd.	25,318	41
^,*	China Ocean Resources Co. Ltd.	27,290	34
*	Daewoo Industrial Development Co. Ltd.	2,856	5
*	Tera Resource Co. Ltd.	168,016	2
*	SSCP Co. Ltd.	20,873	2
*	Daewoo Songdo Development Co. Ltd.	11,746	—
			90,145
Spain (1.7%)
*	Jazztel plc	243,332	3,890
	Bolsas y Mercados Espanoles SA	91,644	3,486
^,*	Abengoa SA	795,437	3,365
	Viscofan SA	55,170	3,243
*	Gamesa Corp. Tecnologica SA	251,758	2,490
	Ebro Foods SA	101,592	1,819
	Tecnicas Reunidas SA	36,078	1,779
	Grupo Catalana Occidente SA	52,692	1,589
	Indra Sistemas SA	141,687	1,566
	Prosegur Cia de Seguridad SA	241,750	1,419
	Obrascon Huarte Lain SA	48,198	1,411
*	Inmobiliaria Colonial SA	1,872,678	1,322
*	Almirall SA	74,951	1,233

81

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
*	Applus Services SA	90,654	1,096
	Atresmedia Corp. de Medios de Comunicacion SA	59,235	868
*	Liberbank SA	973,672	831
^,*	Fomento de Construcciones y Contratas SA	43,858	807
*	NH Hotel Group SA	173,771	794
*	Sacyr SA	179,413	789
	Construcciones y Auxiliar de Ferrocarriles SA	2,299	765
^	Melia Hotels International SA	69,776	698
*	Zeltia SA	204,822	670
*	Faes Farma SA	277,124	642
	CIE Automotive SA	46,796	635
*	Promotora de Informaciones SA	1,751,651	495
	Duro Felguera SA	71,726	325
	Ence Energia y Celulosa S.A	135,001	293
	Tubos Reunidos SA	96,966	284
	Tubacex SA	51,058	218
	Papeles y Cartones de Europa SA	38,501	201
*	Abengoa SA	43,869	194
*	Deoleo SA	365,266	169
^,*	Realia Business SA	92,502	135
^,*	Caja de Ahorros del Mediterraneo	42,306	—
^,*	Let's GOWEX SA	31,105	—
*	Pescanova SA	10,066	—
			39,521
Sweden (2.5%)
	ICA Gruppen AB	88,507	3,543
	Castellum AB	198,298	3,040
	NCC AB Class B	96,099	2,823
	BillerudKorsnas AB	178,092	2,597
	Hexpol AB	28,316	2,511
*	Swedish Orphan Biovitrum AB	186,284	2,132
	Fabege AB	158,767	2,037
	Loomis AB Class B	71,256	1,959
	JM AB	60,212	1,949
^,*	SSAB AB Class A	262,424	1,903
	Axfood AB	30,833	1,902
	Nibe Industrier AB Class B	69,214	1,837
	Wallenstam AB	121,110	1,831
	Hufvudstaden AB Class A	135,347	1,753
*	Betsson AB	45,934	1,620
	AAK AB	29,447	1,596
*	Fastighets AB Balder	114,312	1,488
	Intrum Justitia AB	50,070	1,488
^	Kungsleden AB	237,079	1,475
	Indutrade AB	36,471	1,473
*	SSAB AB Class B	221,502	1,426
	Wihlborgs Fastigheter AB	79,249	1,389
	Peab AB	199,667	1,352
	Saab AB Class B	48,779	1,321
^	Axis Communications AB	45,871	1,254
	LE Lundbergfortagen AB Class B	29,360	1,232
*	AF AB	67,600	1,026
	Avanza Bank Holding AB	32,106	1,021
	Sanitec Corp.	69,291	891
	Nobia AB	81,656	664
*	Lindab International AB	70,577	649
	Concentric AB	46,950	577
	Haldex AB	46,388	570
*	Hemfosa Fastigheter AB	32,522	538
	Clas Ohlson AB	28,293	490
	Klovern AB Preference Shares	21,872	481
	Klovern AB	84,989	433
*	Rezidor Hotel Group AB	87,970	386
*	Investment AB Oresund	17,885	381

82

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
	Bure Equity AB	84,020	352
	SkiStar AB	30,187	347
	Fastighets AB Balder Preference Shares	6,516	307
^,*	CDON Group AB	109,822	297
	Sagax AB Preference Shares	59,698	288
	Nordnet AB	79,360	280
^,*	SAS AB	161,460	249
^	Mekonomen AB	11,452	241
^,*	Active Biotech AB	47,083	143
^,*	Eniro AB	113,129	125
*	KappAhl AB	21,651	120
	NCC AB Class A	3,950	116
	Bilia AB	1,788	51
			59,954
Switzerland (2.7%)
	Helvetia Holding AG	7,014	3,333
	BB Biotech AG	13,708	2,896
	Georg Fischer AG	4,916	2,837
*	ams AG	71,775	2,571
	OC Oerlikon Corp. AG	200,567	2,536
	Nobel Biocare Holding AG	142,754	2,524
	Flughafen Zuerich AG	3,689	2,351
	Logitech International SA	163,219	2,312
	Straumann Holding AG	9,213	2,270
	Kaba Holding AG Class B	4,727	2,254
	Panalpina Welttransport Holding AG	16,350	2,117
	Temenos Group AG	53,390	1,862
	Bucher Industries AG	7,243	1,839
	Forbo Holding AG	1,586	1,647
	Valiant Holding AG	18,459	1,614
	Burckhardt Compression Holding AG	3,684	1,578
	Tecan Group AG	14,080	1,485
	Mobimo Holding AG	7,485	1,475
	Allreal Holding AG	11,065	1,464
	Belimo Holding AG	546	1,354
	Vontobel Holding AG	36,714	1,334
*	Cembra Money Bank AG	22,822	1,289
	Leonteq AG	5,392	1,176
	Rieter Holding AG	5,515	1,017
	Schweiter Technologies AG	1,323	955
	St. Galler Kantonalbank AG	2,622	948
	Implenia AG	17,003	917
	Emmi AG	2,544	897
	Cosmo Pharmaceuticals SPA	5,691	895
	Huber & Suhner AG	18,051	891
	Kuoni Reisen Holding AG	3,236	882
^,*	Meyer Burger Technology AG	103,434	871
	Autoneum Holding AG	5,211	868
*	Schmolz & Bickenbach AG	693,652	838
	Daetwyler Holding AG	5,933	752
	Gategroup Holding AG	32,179	725
	Valora Holding AG	3,397	704
	Ascom Holding AG	42,552	624
	Kudelski SA	46,727	596
	AFG Arbonia-Forster Holding AG	20,373	497
	Vetropack Holding AG	280	478
	VZ Holding AG	2,859	472
	Zehnder Group AG	11,558	454
	Liechtensteinische Landesbank AG	9,843	395
	Swissquote Group Holding SA	12,543	391
	Basler Kantonalbank	5,734	382
*	Basilea Pharmaceutica	4,113	374
	EFG International AG	35,981	374
	Siegfried Holding AG	1,995	307

83

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
BKW AG	9,538	287
VP Bank AG	3,040	252
Alpiq Holding AG	2,339	235
Schweizerische National-Versicherungs-Gesellschaft AG	1,774	148
* Orascom Development Holding AG	7,199	126
* Von Roll Holding AG	44,164	64
Bachem Holding AG	1,133	58
Cie Financiere Tradition SA	1,060	47
* Petroplus Holdings AG	36,495	1
		64,840
Taiwan (6.6%)
Hermes Microvision Inc.	66,036	3,201
China Life Insurance Co. Ltd.	3,515,955	3,069
Chailease Holding Co. Ltd.	1,182,860	2,921
Eclat Textile Co. Ltd.	236,086	2,245
WPG Holdings Ltd.	1,753,889	2,137
Merida Industry Co. Ltd.	282,263	1,953
Hiwin Technologies Corp.	246,025	1,948
Radiant Opto-Electronics Corp.	532,147	1,869
Ruentex Industries Ltd.	834,160	1,782
Highwealth Construction Corp.	983,724	1,705
Simplo Technology Co. Ltd.	341,053	1,666
Ruentex Development Co. Ltd.	1,030,292	1,538
Kenda Rubber Industrial Co. Ltd.	722,683	1,475
Powertech Technology Inc.	841,662	1,418
CTCI Corp.	831,667	1,380
Chipbond Technology Corp.	722,852	1,335
Clevo Co.	737,944	1,320
King's Town Bank Co. Ltd.	1,198,193	1,311
Zhen Ding Technology Holding Ltd.	471,400	1,295
Yageo Corp.	732,218	1,142
Far Eastern Department Stores Ltd.	1,255,043	1,134
Kinsus Interconnect Technology Corp.	299,282	1,130
Airtac International Group	150,980	1,126
Tripod Technology Corp.	599,327	1,122
Asia Pacific Telecom Co. Ltd.	1,824,000	1,094
Phison Electronics Corp.	155,962	1,057
* Winbond Electronics Corp.	3,208,000	1,031
King Yuan Electronics Co. Ltd.	1,300,963	1,030
China Steel Chemical Corp.	188,853	1,030
Chroma ATE Inc.	406,040	1,013
TSRC Corp.	872,046	995
Standard Foods Corp.	414,052	979
Makalot Industrial Co. Ltd.	182,783	957
Nan Kang Rubber Tire Co. Ltd.	851,107	934
Micro-Star International Co. Ltd.	760,000	931
Feng TAY Enterprise Co. Ltd.	360,160	931
King Slide Works Co. Ltd.	70,675	929
St. Shine Optical Co. Ltd.	52,419	924
Sino-American Silicon Products Inc.	590,945	916
MIN AIK Technology Co. Ltd.	202,987	898
Yungtay Engineering Co. Ltd.	402,993	896
Coretronic Corp.	594,000	892
Everlight Electronics Co. Ltd.	441,725	838
* eMemory Technology Inc.	77,000	835
Merry Electronics Co. Ltd.	204,910	829
Richtek Technology Corp.	170,155	822
* China Petrochemical Development Corp.	2,561,077	811
Casetek Holdings Ltd.	131,000	808
Ginko International Co. Ltd.	59,000	795
* Tatung Co. Ltd.	2,741,320	778
Win Semiconductors Corp.	853,000	771
PChome Online Inc.	75,503	769
Firich Enterprises Co. Ltd.	209,601	761

84

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
Tung Ho Steel Enterprise Corp.	958,150	760
HannStar Display Corp.	3,003,810	757
Taichung Commercial Bank Co. Ltd.	2,242,959	753
Elan Microelectronics Corp.	472,350	752
Compeq Manufacturing Co. Ltd.	1,341,471	741
Formosa International Hotels Corp.	70,805	734
Sanyang Industry Co. Ltd.	823,037	729
Parade Technologies Ltd.	76,000	726
* Kinpo Electronics	1,633,196	714
Wowprime Corp.	71,761	707
Wistron NeWeb Corp.	313,305	706
* Qisda Corp.	1,551,000	697
Tainan Spinning Co. Ltd.	1,243,579	691
Shinkong Synthetic Fibers Corp.	1,929,416	688
Kerry TJ Logistics Co. Ltd.	540,092	680
Lung Yen Life Service Corp.	227,000	673
Great Wall Enterprise Co. Ltd.	705,190	640
Tong Hsing Electronic Industries Ltd.	166,056	635
Jih Sun Financial Holdings Co. Ltd.	2,329,675	622
Gigabyte Technology Co. Ltd.	539,271	621
Chin-Poon Industrial Co. Ltd.	379,072	610
* Medigen Biotechnology Corp.	138,680	603
Sercomm Corp.	270,000	603
Neo Solar Power Corp.	629,819	598
Depo Auto Parts Ind Co. Ltd.	158,313	573
Mitac Holdings Corp.	734,000	568
WT Microelectronics Co. Ltd.	353,431	565
Tong Yang Industry Co. Ltd.	547,919	560
China Synthetic Rubber Corp.	533,562	552
San Shing Fastech Corp.	210,113	546
AmTRAN Technology Co. Ltd.	942,692	544
FLEXium Interconnect Inc.	256,070	543
* Ta Chong Bank Ltd.	1,633,593	543
* Goldsun Development & Construction Co. Ltd.	1,516,591	540
ScinoPharm Taiwan Ltd.	263,040	539
Poya Co. Ltd.	79,790	539
Formosan Rubber Group Inc.	481,888	526
* PharmaEngine Inc.	65,000	524
AcBel Polytech Inc.	454,000	514
Taiwan Sogo Shin Kong SEC	396,930	508
Flytech Technology Co. Ltd.	140,395	502
TA Chen Stainless Pipe	797,330	490
Greatek Electronics Inc.	384,000	482
Taiwan Hon Chuan Enterprise Co. Ltd.	293,258	481
Faraday Technology Corp.	437,000	480
Cheng Loong Corp.	1,089,920	477
A-DATA Technology Co. Ltd.	263,915	477
Prince Housing & Development Corp.	1,266,183	475
USI Corp.	986,518	475
Motech Industries Inc.	381,311	474
Lien Hwa Industrial Corp.	727,356	473
Gigasolar Materials Corp.	27,600	469
Grand Pacific Petrochemical	966,928	464
Taiwan Surface Mounting Technology Co. Ltd.	322,886	459
* E Ink Holdings Inc.	939,708	459
Radium Life Tech Co. Ltd.	784,652	452
Gourmet Master Co. Ltd.	70,650	450
Grape King Bio Ltd.	107,000	447
BES Engineering Corp.	1,714,468	447
TTY Biopharm Co. Ltd.	230,987	433
Long Chen Paper Co. Ltd.	863,655	432
* CMC Magnetics Corp.	2,910,000	429
YungShin Global Holding Corp.	235,617	429
Taiwan PCB Techvest Co. Ltd.	285,102	421

85

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
Elite Material Co. Ltd.	356,519	420
Career Technology MFG. Co. Ltd.	363,126	418
China Bills Finance Corp.	1,132,800	417
Wei Chuan Foods Corp.	496,835	415
* Taigen Biopharmaceuticals Holdings Ltd.	353,000	413
Huaku Development Co. Ltd.	249,499	410
Ardentec Corp.	519,749	410
* Primax Electronics Ltd.	335,000	409
Chong Hong Construction Co. Ltd.	196,518	404
Kindom Construction Corp.	461,000	398
* China Man-Made Fiber Corp.	1,471,778	390
* Mercuries Life Insurance Co. Ltd.	693,561	390
Shin Zu Shing Co. Ltd.	176,000	387
Cleanaway Co. Ltd.	86,000	386
LCY Chemical Corp.	791,255	385
* Hota Industrial Manufacturing Co. Ltd.	214,000	383
* Center Laboratories Inc.	126,000	383
Yieh Phui Enterprise Co. Ltd.	1,290,714	382
Taiwan Paiho Ltd.	274,183	382
D-Link Corp.	680,340	382
TXC Corp.	303,877	378
Farglory Land Development Co. Ltd.	377,854	374
Namchow Chemical Industrial Co. Ltd.	229,000	373
* Chimei Materials Technology Corp.	339,000	371
Elite Semiconductor Memory Technology Inc.	243,000	370
IEI Integration Corp.	232,623	369
Dynapack International Technology Corp.	151,299	369
Hey Song Corp.	306,000	367
Sigurd Microelectronics Corp.	375,000	360
* Shining Building Business Co. Ltd.	593,330	359
* Ritek Corp.	3,140,000	358
Test Research Inc.	217,371	356
* Taiwan FamilyMart Co. Ltd.	55,000	353
Solar Applied Materials Technology Co.	440,201	348
Universal Cement Corp.	394,740	347
Continental Holdings Corp.	936,600	347
Sitronix Technology Corp.	143,282	347
Rechi Precision Co. Ltd.	345,668	347
Long Bon International Co. Ltd.	566,000	346
Test-Rite International Co. Ltd.	522,725	345
* Ichia Technologies Inc.	314,000	344
* Via Technologies Inc.	575,481	343
Taiwan TEA Corp.	627,293	341
* Adlink Technology Inc.	132,000	336
* Microbio Co. Ltd.	383,562	335
Everlight Chemical Industrial Corp.	399,737	333
Brogent Technologies Inc.	27,000	331
* Lextar Electronics Corp.	397,000	331
Masterlink Securities Corp.	1,033,252	329
* Ho Tung Chemical Corp.	929,356	327
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	121,000	327
Gloria Material Technology Corp.	488,484	324
* Rich Development Co. Ltd.	777,000	324
Great China Metal Industry	345,000	322
Evergreen International Storage & Transport Corp.	547,502	321
Silergy Corp.	46,000	319
* Chung Hsin Electric & Machinery Manufacturing Corp.	507,000	319
Wah Lee Industrial Corp.	181,883	318
Systex Corp.	173,000	316
FocalTech Corp. Ltd.	54,000	316
Zeng Hsing Industrial Co. Ltd.	62,000	316
* Asia Optical Co. Inc.	245,000	314
International Games System Co. Ltd.	71,213	311
Hung Sheng Construction Ltd.	504,100	310

86

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
Aten International Co. Ltd.	126,260	309
* Voltronic Power Technology Corp.	38,000	307
Taiwan Cogeneration Corp.	386,903	307
Soft-World International Corp.	114,520	304
Chlitina Holding Ltd.	57,750	302
Unity Opto Technology Co. Ltd.	338,000	298
* Kuo Toong International Co. Ltd.	198,000	295
* Gintech Energy Corp.	375,800	294
Topco Scientific Co. Ltd.	161,625	292
* Taiwan Life Insurance Co. Ltd.	474,397	291
Visual Photonics Epitaxy Co. Ltd.	323,941	291
Syncmold Enterprise Corp.	152,000	291
Altek Corp.	267,250	291
ITEQ Corp.	369,261	288
Lotes Co. Ltd.	69,000	288
Ambassador Hotel	313,519	285
* Chung Hung Steel Corp.	1,168,047	285
* TWi Pharmaceuticals Inc.	36,000	283
Holy Stone Enterprise Co. Ltd.	211,670	281
* Gigastorage Corp.	318,800	281
Senao International Co. Ltd.	149,000	279
Taiwan Semiconductor Co. Ltd.	304,000	279
GeoVision Inc.	76,279	278
UPC Technology Corp.	802,510	275
Sinyi Realty Inc.	227,354	272
Kinik Co.	134,000	272
* Walsin Technology Corp.	765,408	271
* King's Town Construction Co. Ltd.	305,712	268
Taiwan Acceptance Corp.	110,000	267
CyberTAN Technology Inc.	329,571	266
Johnson Health Tech Co. Ltd.	110,491	265
Pan-International Industrial Corp.	423,595	264
China Metal Products	319,515	264
Holtek Semiconductor Inc.	152,279	262
* Taiwan Liposome Co. Ltd.	41,000	260
KEE TAI Properties Co. Ltd.	450,740	259
* Posiflex Technology Inc.	56,000	258
Federal Corp.	431,781	257
Accton Technology Corp.	497,467	254
Unizyx Holding Corp.	427,000	252
Green Seal Holding Ltd.	55,000	251
* Li Peng Enterprise Co. Ltd.	729,539	251
* Lealea Enterprise Co. Ltd.	885,848	251
* Topkey Corp.	67,000	250
* Etron Technology Inc.	531,947	249
Asia Polymer Corp.	361,500	248
Chia Hsin Cement Corp.	524,352	248
Taiwan Styrene Monomer	579,579	245
Toung Loong Textile Manufacturing	87,000	244
Mercuries & Associates Ltd.	420,005	243
* Gold Circuit Electronics Ltd.	586,280	243
Nan Liu Enterprise Co. Ltd.	55,000	243
Huang Hsiang Construction Corp.	186,051	242
Sincere Navigation Corp.	278,000	241
Unitech Printed Circuit Board Corp.	583,738	240
* E-Ton Solar Tech Co. Ltd.	468,603	239
Taiwan Land Development Corp.	660,389	237
Taiflex Scientific Co. Ltd.	158,034	234
YC INOX Co. Ltd.	306,159	234
* Lotus Pharmaceutical Co. Ltd.	80,000	232
* Pan Jit International Inc.	552,000	231
ALI Corp.	277,358	230
Global Unichip Corp.	74,649	226
OptoTech Corp.	551,000	225

87

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
Asia Vital Components Co. Ltd.	329,337	225
* Silicon Integrated Systems Corp.	782,592	222
* Sunplus Technology Co. Ltd.	570,000	218
* G Tech Optoelectronics Corp.	265,000	216
Tong-Tai Machine & Tool Co. Ltd.	242,518	215
Global Mixed Mode Technology Inc.	80,199	215
Sonix Technology Co. Ltd.	152,000	215
Gemtek Technology Corp.	291,115	214
CSBC Corp. Taiwan	405,808	214
* Pihsiang Machinery Manufacturing Co. Ltd.	118,000	214
Pixart Imaging Inc.	92,920	213
Elitegroup Computer Systems Co. Ltd.	252,647	213
Quanta Storage Inc.	190,000	211
China Chemical & Pharmaceutical Co. Ltd.	313,000	210
Kuoyang Construction Co. Ltd.	476,648	204
Lingsen Precision Industries Ltd.	398,000	203
United Integrated Services Co. Ltd.	212,000	202
Champion Building Materials Co. Ltd.	625,000	199
* Solartech Energy Corp.	310,414	199
CHC Healthcare Group	91,733	198
* Genius Electronic Optical Co. Ltd.	69,732	196
Vivotek Inc.	55,863	195
Sampo Corp.	491,311	195
* Wafer Works Corp.	467,570	195
Chun Yuan Steel	516,676	194
Nien Hsing Textile Co. Ltd.	231,083	191
ITE Technology Inc.	182,418	191
* Formosa Epitaxy Inc.	367,000	188
Infortrend Technology Inc.	334,885	188
* Chung Hwa Pulp Corp.	649,890	186
Taiwan Fire & Marine Insurance Co. Ltd.	255,840	185
* Dynamic Electronics Co. Ltd.	366,468	184
Alpha Networks Inc.	361,919	182
HUA ENG Wire & Cable	539,000	178
Taiwan Sanyo Electric Co. Ltd.	168,300	177
Cyberlink Corp.	61,076	177
Weltrend Semiconductor	187,200	175
* HannsTouch Solution Inc.	828,392	173
Getac Technology Corp.	340,000	172
Hung Poo Real Estate Development Corp.	225,195	170
* Elite Advanced Laser Corp.	53,000	167
* Concord Securities Corp.	620,324	166
* Green Energy Technology Inc.	252,746	165
* Forhouse Corp.	419,000	163
Lite-On Semiconductor Corp.	245,977	162
Jentech Precision Industrial Co. Ltd.	71,698	161
Darfon Electronics Corp.	287,000	155
* Genesis Photonics Inc.	312,308	155
Ability Enterprise Co. Ltd.	307,257	153
Globe Union Industrial Corp.	310,675	152
* TYC Brother Industrial Co. Ltd.	272,710	150
ACES Electronic Co. Ltd.	120,000	148
WUS Printed Circuit Co. Ltd.	320,000	147
China General Plastics Corp.	389,147	144
Zinwell Corp.	146,099	143
Microlife Corp.	66,500	142
* First Steamship Co. Ltd.	216,588	141
Ta Ya Electric Wire & Cable	650,440	141
Eastern Media International Corp.	406,072	140
* Wintek Corp.	2,172,962	139
Basso Industry Corp.	113,000	138
* AGV Products Corp.	495,000	131
* Giantplus Technology Co. Ltd.	371,000	130
L&K Engineering Co. Ltd.	159,000	130

88

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
* China Electric Manufacturing Corp.	343,000	125
Shih Wei Navigation Co. Ltd.	195,986	122
Chinese Maritime Transport Ltd.	109,000	122
Jess-Link Products Co. Ltd.	131,800	118
Taiwan Mask Corp.	377,650	117
Bank of Kaohsiung Co. Ltd.	391,121	117
ENG Electric Co. Ltd.	177,799	109
AV Tech Corp.	57,053	105
Phihong Technology Co. Ltd.	197,618	104
Hsin Kuang Steel Co. Ltd.	177,569	102
Sunrex Technology Corp.	184,000	101
Young Optics Inc.	58,000	99
Tsann Kuen Enterprise Co. Ltd.	91,295	96
FSP Technology Inc.	114,254	95
* Microelectronics Technology Inc.	188,212	94
* Global Brands Manufacture Ltd.	295,045	93
Taiyen Biotech Co. Ltd.	107,877	87
KYE Systems Corp.	244,308	86
* LES Enphants Co. Ltd.	145,059	82
* Mosel Vitelic Inc.	358,861	78
* Young Fast Optoelectronics Co. Ltd.	119,000	75
Newmax Technology Co. Ltd.	61,479	75
Sheng Yu Steel Co. Ltd.	111,000	73
Avermedia Technologies	192,290	70
* J Touch Corp.	128,999	70
* Entire Technology Co. Ltd.	85,000	66
* Tyntek Corp.	290,003	65
Advanced International Multitech Co. Ltd.	90,000	60
* O-TA Precision Industry Co. Ltd.	106,000	59
Taiwan Navigation Co. Ltd.	80,178	57
Silitech Technology Corp.	72,925	50
* Chinese Gamer International Corp.	32,000	47
Bright Led Electronics Corp.	51,000	21
* Tong-Tai Machine & Tool Co. Rights Exp. 12/17/2014	16,883	—
		157,909
Thailand (1.1%)
Bumrungrad Hospital PCL (Foreign)	304,713	1,244
* BTS Rail Mass Transit Growth Infrastructure Fund	3,403,776	1,045
* Jasmine International PCL	4,329,288	990
CPN Retail Growth Leasehold Property Fund	1,848,609	937
* Robinson Department Store PCL	550,800	867
* LPN Development PCL	1,083,888	828
* Bangkok Land PCL	12,002,000	737
* Hana Microelectronics PCL	551,456	737
* Siam Global House PCL	1,772,916	708
* Thaicom PCL	577,400	696
* Pruksa Real Estate PCL	639,890	658
* Thanachart Capital PCL	605,920	652
Sino-Thai Engineering & Construction PCL	759,099	612
^ Central Plaza Hotel PCL	526,790	610
* Thoresen Thai Agencies PCL	898,684	537
^ Kiatnakin Bank PCL	389,200	499
* Hemaraj Land and Development PCL	3,389,186	498
* Tisco Financial Group PCL	362,950	496
TTW PCL	1,201,300	447
Hana Microelectronics PCL (Foreign)	307,510	442
* Dynasty Ceramic PCL	238,000	432
* Bumrungrad Hospital PCL	101,010	412
* SPCG PCL	510,000	395
* Cal-Comp Electronics Thailand PCL	4,143,798	384
* Supalai PCL	468,800	373
VGI Global Media PCL	932,894	367
* Quality Houses PCL	2,742,200	362
* MBK PCL	718,000	356

89

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
	Samart Corp. PCL	341,500	347
*	Sri Trang Agro-Industry PCL	740,900	334
	Bangkok Expressway PCL (Foreign)	278,700	325
^	Bangkok Chain Hospital PCL	1,051,125	316
*	Amata Corp. PCL	645,400	307
*	Bangchak Petroleum PCL	295,100	303
*	Univentures PCL	975,700	303
	Hemaraj Land and Development PCL	2,044,600	301
	WHA Corp. PCL	246,960	296
*	Major Cineplex Group PCL	377,634	276
	VGI Global Media PCL	685,600	269
*	WHA Corp. PCL	218,700	262
^	Quality Houses PCL	1,828,934	240
^,*	Italian-Thai Development PCL	1,360,202	236
*	Thai Vegetable Oil PCL	342,400	235
	Tisco Financial Group PCL (Foreign)	172,150	234
	Thanachart Capital PCL	216,600	233
*	TPI Polene PCL	4,187,000	233
^	Univentures PCL	707,100	220
*	Italian-Thai Development PCL	1,228,500	215
*	Bangkok Chain Hospital PCL	681,328	204
	Supalai PCL	231,500	184
*	Thai Reinsurance PCL	1,628,550	178
*	Sansiri PCL (Local)	2,806,100	177
*	Esso Thailand PCL	1,046,600	177
	Precious Shipping PCL	269,200	176
*	TTW PCL	419,400	156
	Bumrungrad Hospital PCL	34,400	140
	Maybank Kim Eng Securities Thailand PCL	197,500	138
^	Precious Shipping PCL	206,600	135
*	Bangkok Life Assurance PCL	73,499	131
	Asian Property Development PCL (Foreign)	861,256	124
*	Sahaviriya Steel Industries PCL (Local)	11,300,000	118
*	Sahaviriya Steel Industries PCL (Foreign)	9,411,500	98
*	Samart Corp. PCL	80,574	82
^	Bangkok Land PCL	1,308,380	80
*	G J Steel PCL	27,117,250	75
	Bangkok Expressway PCL	63,300	74
^	Pruksa Real Estate PCL	55,900	54
*	Saha-Union PCL	40,000	51
*	Tata Steel Thailand PCL	1,725,500	50
	Sansiri PCL (Foreign)	935,367	40
*	Thoresen Thai Agencies PCL	37,326	25
			25,473
Turkey (0.5%)
	Petkim Petrokimya Holding AS	557,145	887
	Turkiye Sinai Kalkinma Bankasi AS	974,278	852
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	712,337	793
*	Pegasus Hava Tasimaciligi AS	49,116	631
*	Zorlu Enerji Elektrik Uretim AS	431,881	514
	Turk Traktor ve Ziraat Makineleri AS	16,127	509
	Yazicilar Holding AS Class A	51,741	501
*	Dogan Sirketler Grubu Holding AS	1,598,209	481
	Aygaz AS	106,108	447
*	Migros Ticaret AS	40,780	379
*	Sekerbank TAS	399,755	365
	Dogus Otomotiv Servis ve Ticaret AS	80,260	345
	Trakya Cam Sanayii AS	261,015	342
*	Tekfen Holding AS	126,370	317
*	Asya Katilim Bankasi AS	939,529	305
	Konya Cimento Sanayii AS	2,412	267
	Cimsa Cimento Sanayi VE Ticaret AS	35,581	263
*	Vestel Elektronik Sanayi ve Ticaret AS	72,776	241
	Is Gayrimenkul Yatirim Ortakligi AS	379,137	223

90

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
Aksigorta AS	175,747	213
Bizim Toptan Satis Magazalari AS	24,664	202
Aksa Akrilik Kimya Sanayii AS	56,442	185
Anadolu Cam Sanayii AS	210,651	180
Gubre Fabrikalari TAS	87,760	166
Albaraka Turk Katilim Bankasi AS	229,944	162
Akfen Holding AS	74,550	159
* Koza Anadolu Metal Madencilik Isletmeleri AS	193,359	151
Torunlar Gayrimenkul Yatirim Ortakligi AS	97,105	137
Vakif Gayrimenkul Yatirim Ortakligi AS	102,688	132
* Akenerji Elektrik Uretim AS	223,987	118
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	107,261	113
* Ihlas Holding AS	631,611	85
Turcas Petrol AS	74,081	81
Alarko Holding AS	44,146	80
* Ipek Dogal Enerji Kaynaklari Ve Uretim AS	95,511	73
		10,899
United Arab Emirates (0.0%)
* Drake & Scull International	1,209,303	379
Eshraq Properties Co. PJSC	906,440	271
RAK Properties PJSC	800,000	186
National Central Cooling Co. PJSC	339,412	144
* Islamic Arab Insurance Co.	243,276	46
* Eshraq Properties Rights Exp. 11/20/2014	315,259	6
		1,032
United Kingdom (15.4%)
Dixons Carphone plc	1,105,545	7,000
Pennon Group plc	461,174	6,155
Inchcape plc	536,857	5,980
Derwent London plc	108,021	5,140
* BTG plc	416,022	5,031
DS Smith plc	1,093,194	4,638
Capital & Counties Properties plc	835,281	4,563
Great Portland Estates plc	401,053	4,409
Halma plc	433,042	4,323
Amlin plc	590,960	4,308
Booker Group plc	1,889,432	4,247
Henderson Group plc	1,246,798	4,213
Rotork plc	99,275	4,063
Hiscox Ltd.	372,558	4,061
Spirax-Sarco Engineering plc	88,717	4,050
Howden Joinery Group plc	736,173	4,039
IG Group Holdings plc	418,650	4,027
Close Brothers Group plc	169,192	3,968
Spectris plc	136,061	3,928
Bellway plc	139,704	3,914
Rightmove plc	110,794	3,745
Man Group plc	1,885,187	3,741
Shaftesbury plc	322,459	3,697
* Thomas Cook Group plc	1,702,823	3,391
Catlin Group Ltd.	386,612	3,322
Hays plc	1,653,397	3,270
Greene King plc	250,655	3,222
Berendsen plc	198,411	3,210
BBA Aviation plc	554,361	3,142
Phoenix Group Holdings	255,822	3,084
Intermediate Capital Group plc	467,708	3,072
Essentra plc	277,241	3,050
Stagecoach Group plc	487,026	3,018
Britvic plc	273,564	2,983
Telecity Group plc	241,432	2,982
Home Retail Group plc	967,718	2,844
Jupiter Fund Management plc	477,872	2,739
Carillion plc	504,811	2,691

91

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2014

		Market
		Value
	Shares	($000)
CSR plc	193,935	2,603
UBM plc	283,119	2,581
Micro Focus International plc	162,074	2,571
WS Atkins plc	118,134	2,568
Premier Oil plc	616,916	2,551
QinetiQ Group plc	783,566	2,536
Beazley plc	602,791	2,532
* Firstgroup plc	1,399,393	2,517
Victrex plc	92,561	2,511
Grafton Group plc	244,683	2,494
Restaurant Group plc	230,011	2,492
Playtech plc	218,601	2,473
WH Smith plc	132,636	2,391
Lancashire Holdings Ltd.	217,306	2,328
Ultra Electronics Holdings plc	82,667	2,310
^ Regus plc	726,508	2,295
Cable & Wireless Communications plc	2,928,995	2,263
International Personal Finance plc	289,793	2,257
Elementis plc	532,407	2,252
Bodycote plc	222,449	2,225
Bovis Homes Group plc	162,823	2,196
Michael Page International plc	350,253	2,182
Jardine Lloyd Thompson Group plc	143,015	2,181
Betfair Group plc	111,872	2,169
Vesuvius plc	317,058	2,164
Mitie Group plc	436,719	2,105
Senior plc	481,229	2,062
Paragon Group of Cos. plc	356,557	2,061
Kennedy Wilson Europe Real Estate plc	123,051	2,047
Go-Ahead Group plc	51,878	2,043
Pace plc	366,765	2,038
Greencore Group plc	482,662	2,027
Ladbrokes plc	1,046,595	1,980
* Ocado Group plc	495,794	1,980
Hunting plc	167,513	1,973
Balfour Beatty plc	797,124	1,966
National Express Group plc	490,899	1,959
Synergy Health plc	65,441	1,955
* Genel Energy plc	173,406	1,954
Electrocomponents plc	522,292	1,916
AVEVA Group plc	76,469	1,882
Galliford Try plc	95,162	1,866
Halfords Group plc	234,680	1,865
RPC Group plc	211,429	1,845
HomeServe plc	333,945	1,844
* Ophir Energy plc	607,471	1,804
Marston's plc	726,909	1,754
Domino's Pizza Group plc	170,575	1,735
* SVG Capital plc	252,905	1,728
Interserve plc	168,129	1,706
Fidessa Group plc	45,354	1,703
* Mitchells & Butlers plc	272,119	1,659
Londonmetric Property plc	684,974	1,616
Laird plc	317,167	1,601
Moneysupermarket.com Group plc	499,461	1,600
Telecom Plus plc	70,218	1,586
* Cairn Energy plc	680,917	1,583
Dignity plc	62,611	1,574
SIG plc	665,670	1,561
UNITE Group plc	228,260	1,560
* Afren plc	1,252,596	1,551
Debenhams plc	1,489,640	1,548
Morgan Advanced Materials plc	340,005	1,538
UDG Healthcare plc	291,628	1,537

92

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2014

			Market
			Value
		Shares	($000)
	Diploma plc	135,768	1,512
	Kier Group plc	62,528	1,492
	Savills plc	141,652	1,460
	Grainger plc	480,418	1,455
	Dunelm Group plc	106,687	1,442
	Brewin Dolphin Holdings plc	311,377	1,416
	Genus plc	71,553	1,412
	J D Wetherspoon plc	102,451	1,382
	Workspace Group plc	129,232	1,358
	Premier Farnell plc	447,131	1,355
	Big Yellow Group plc	154,393	1,351
	Crest Nicholson Holdings plc	250,698	1,348
^,*	Lonmin plc	480,455	1,344
	Hansteen Holdings plc	790,487	1,341
	Soco International plc	254,113	1,338
	Countrywide plc	179,234	1,314
*	Enterprise Inns plc	638,951	1,311
*	Alent plc	241,360	1,306
	Cranswick plc	57,649	1,301
	Domino Printing Sciences plc	133,329	1,287
*	Petra Diamonds Ltd.	483,740	1,287
	Spirit Pub Co. plc	751,682	1,276
	F&C Commercial Property Trust Ltd.	617,481	1,269
	Dechra Pharmaceuticals plc	104,099	1,264
	Evraz plc	605,707	1,253
	Cineworld Group plc	228,032	1,223
	Bank of Georgia Holdings plc	29,606	1,214
	Northgate plc	152,335	1,196
	Renishaw plc	41,655	1,186
	Redrow plc	256,293	1,186
	Greggs plc	122,239	1,184
	Tullett Prebon plc	259,773	1,180
^	Bwin.Party Digital Entertainment plc	818,401	1,175
	Fenner plc	236,769	1,168
*	KAZ Minerals plc	301,754	1,113
	ST Modwen Properties plc	191,524	1,112
	Entertainment One Ltd.	220,781	1,107
	esure Group plc	275,732	1,075
	Keller Group plc	78,928	1,055
	Dairy Crest Group plc	157,118	1,048
	Synthomer plc	321,475	1,047
	Oxford Instruments plc	59,821	1,036
	Al Noor Hospitals Group plc	62,586	1,021
	Centamin plc	1,194,046	979
*	EnQuest plc	870,650	968
	N Brown Group plc	178,425	958
	De La Rue plc	113,967	954
	Kcom Group plc	637,021	948
	Ted Baker plc	30,339	945
	RPS Group plc	250,753	942
	Spirent Communications plc	764,764	920
	Chemring Group plc	229,697	897
	Computacenter plc	86,789	861
*	Poundland Group plc	169,469	854
*	Colt Group SA	372,666	823
	Xchanging plc	266,778	811
*	Pets at Home Group plc	261,303	809
	ITE Group plc	294,279	803
	Devro plc	181,983	795
^	Redefine International PLC	935,456	776
	Chesnara plc	138,098	762
	Shanks Group plc	470,071	732
*	Imagination Technologies Group plc	239,248	730
*	Lamprell plc	302,876	711

93

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2014

					Market
					Value
				Shares	($000)
	Darty plc			584,467	711
	Foxtons Group plc			246,170	665
^	APR Energy plc			111,044	645
	Speedy Hire plc			629,960	625
*	SDL plc			97,630	615
	Cape plc			136,389	593
	African Barrick Gold plc			177,544	585
	Stobart Group Ltd.			364,554	579
	UK Commercial Property Trust Ltd.			420,909	576
	Helical Bar plc			102,312	574
*	Aquarius Platinum Ltd.			2,143,332	566
	NMC Health plc			71,216	564
	Connect Group plc			188,375	532
*	AO World plc			197,462	524
*	SuperGroup plc			36,896	491
*	Salamander Energy plc			288,805	490
	Picton Property Income Ltd.			470,566	478
	Schroder REIT Ltd.			479,387	456
*	Just Retirement Group plc			204,054	435
	Development Securities plc			127,833	434
	Morgan Sindall Group plc			38,776	428
*	Premier Foods plc			756,225	400
	Daejan Holdings plc			4,997	399
^,*	Mothercare plc			141,412	395
	Xaar plc			87,614	390
*	Kenmare Resources plc			3,306,117	364
*	Hochschild Mining plc			204,008	324
*	Gem Diamonds Ltd.			121,867	303
	888 Holdings plc			128,212	263
	Anglo Pacific Group plc			114,694	242
	Partnership Assurance Group plc			141,372	237
	Ferrexpo plc			150,939	204
	Infinis Energy plc			56,662	196
	Asia Resource Minerals plc			85,188	55
*	IGAS Energy plc			29,204	37
*	Connaught plc			50,771	—
					366,767
Total Common Stocks (Cost $2,302,316)					2,380,739

		Coupon
Temporary Cash Investments (6.3%)
Money Market Fund (6.3%)
2,3	Vanguard Market Liquidity Fund	0.114%		150,465,340	150,465

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
4,5	Federal Home Loan Bank Discount Notes	0.060%	12/19/14	1,000	1,000
Total Temporary Cash Investments (Cost $151,465)					151,465
Total Investments (106.1%) (Cost $2,453,781)					2,532,204
Other Assets and Liabilities—Net (-6.1%)[3]					(145,975)
Net Assets (100%)					2,386,229

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $136,769,000.
* Non-income-producing security.

94

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2014

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2014, the aggregate value of these securities was $1,417,000, representing 0.1% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $148,916,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $300,000 have been segregated as initial margin for futures contracts that were closed on October 31, 2014, and settled after month-end.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

95

© 2014 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA7700 122014

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard International Equity Index Funds and the Shareholders of Vanguard
European Stock Index Fund, Vanguard Pacific Stock Index Fund and Vanguard Emerging Markets Stock
Index Fund:

In our opinion, the accompanying statements of net assets – investments summary and the related statements of operations and of changes in net assets and the financial highlights (included in Item 1 of this Form N-CSR) and the schedules of investments (included in Item 6 of this Form N-CSR) present fairly, in all material respects, the financial position of Vanguard European Stock Index Fund, Vanguard Pacific Stock Index Fund and Vanguard Emerging Markets Stock Index Fund (the "Funds") at October 31, 2014, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements, financial highlights, and schedules of investments (hereafter referred to as "financial statements") are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2014 by correspondence with the custodian and brokers, by agreement to the underlying ownership records of the transfer agent and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

December 11, 2014

PricewaterhouseCoopers LLP, Two Commerce Square, 2001 Market Street, Suite 1700, Philadelphia, PA 19103-7042
T: (267) 330-3000, F: (267) 330-3300, www.pwc.com/us

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard International Equity Index Funds and the Shareholders of Vanguard
Total World Stock Index Fund:

In our opinion, the accompanying statement of net assets – investments summary and the related statements of operations and of changes in net assets and the financial highlights (included in Item 1 of this Form N-CSR) and the schedule of investments (included in Item 6 of this Form N-CSR) present fairly, in all material respects, the financial position of Vanguard Total World Stock Index Fund (the "Fund") at October 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements, financial highlights, and schedule of investments (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2014 by correspondence with the custodian and brokers, by agreement to the underlying ownership records of the transfer agent and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

December 16, 2014

PricewaterhouseCoopers LLP, Two Commerce Square, 2001 Market Street, Suite 1700, Philadelphia, PA 19103-7042
T: (267) 330-3000, F: (267) 330-3300, www.pwc.com/us

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard International Equity Index Funds and the Shareholders of Vanguard
FTSE All-World ex-US Index Fund and Vanguard FTSE All-World ex-US Small-Cap Index Fund:

In our opinion, the accompanying statements of net assets – investments summary and the related statements of operations and of changes in net assets and the financial highlights (included in Item 1 of this Form N-CSR) and the schedules of investments (included in Item 6 of this Form N-CSR) present fairly, in all material respects, the financial position of Vanguard FTSE All-World ex-US Index Fund and Vanguard FTSE All-World ex-US Small-Cap Index Fund (the "Funds") at October 31, 2014, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements, financial highlights, and schedules of investments (hereafter referred to as "financial statements") are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2014 by correspondence with the custodian and brokers, by agreement to the underlying ownership records of the transfer agent and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

December 16, 2014

PricewaterhouseCoopers LLP, Two Commerce Square, 2001 Market Street, Suite 1700, Philadelphia, PA 19103-7042
T: (267) 330-3000, F: (267) 330-3300, www.pwc.com/us

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: December 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: December 18, 2014
VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: December 18, 2014

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number
2-17620, Incorporated by Reference.